NVIT American Funds Asset Allocation Fund (formerly, American Funds NVIT Asset Allocation Fund) - March 31, 2021 (Unaudited) -
Statement of Investments - 1
I nvestment Company 100.1%
Shares Value ($)
Balanced Fund 100.1%
American Funds Asset
Allocation Fund, Class 1(a) 269,328,249 7,441,539,523
Total Investment Company
(cost $5,031,635,917) 7,441,539,523
Total Investments
(cost $5,031,635,917) — 100.1% 7,441,539,523
Liabilities in excess of other assets — (0.1)% (3,998,734)
NET ASSETS — 100.0%
$ 7,437,540,789
(a) Investment in master fund.

2 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT American Funds Asset Allocation Fund (formerly, American Funds
NVIT Asset Allocation Fund)
NVIT American Funds Asset Allocation Fund (formerly,
American Funds NVIT Asset Allocation Fund) (“the Fund”)
operates as a “feeder fund,” which means that the Fund does
not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the
American Funds Asset Allocation Fund (the “Master Fund”),
a series of the American Funds Insurance Series
®
, which
invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in
which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. For accounting and
financial reporting purposes, the Fund is treated as a fund of funds.
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
At March 31, 2021, 100% of the market value of the Fund was
determined based on Level 1 inputs.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT American Funds Bond Fund (formerly, American Funds NVIT Bond Fund) - March 31, 2021 (Unaudited) - Statement of Invest-
ments - 3
Investment Company 100.1%
Shares Value ($)
Fixed Income Fund 100.1%
American Funds Bond Fund,
Class 1(a) 324,112,157 3,759,701,020
Total Investment Company
(cost $3,567,701,798)
3,759,701,020
Total Investments
(cost $3,567,701,798) — 100.1%
3,759,701,020
Liabilities in excess of other
assets — (0.1)% (2,012,712)
NET ASSETS — 100.0%
$ 3,757,688,308
(a) Investment in master fund.

4 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT American Funds Bond Fund (formerly, American Funds NVIT
Bond Fund)
NVIT American Funds Bond Fund (formerly, American Funds
NVIT Bond Fund) (“the Fund”) operates as a “feeder fund,”
which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1
s hares of another mutual fund, the American Funds Bond Fund
(the “Master Fund”), a series of the American Funds Insurance
Series
®
, which invests directly in individual securities. The
Fund therefore has the same objective(s) and limitations as the
Master Fund in which the Fund invests, and the investment
return of the Fund corresponds to that of the Master Fund.
For accounting and financial reporting purposes, the Fund is treated as a fund of funds.
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
At March 31, 2021, 100% of the market value of the Fund was
determined based on Level 1 inputs.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT American Funds Global Growth Fund (formerly, American Funds NVIT Global Growth Fund) - March 31, 2021 (Unaudited) - State-
ment of Investments - 5
Investment Company 100.1%
Shares Value ($)
Equity Fund 100.1%
American Funds Global
Growth Fund, Class 1(a) 13,009,311 554,977,194
Total Investment Company
(cost $346,924,799) 554,977,194
Total Investments
(cost $346,924,799) — 100.1% 554,977,194
Liabilities in excess of other assets — (0.1)% (359,696)
NET ASSETS — 100.0%
$ 554,617,498
(a) Investment in master fund.

6 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT American Funds Global Growth Fund (formerly, American Funds
NVIT Global Growth Fund)
NVIT American Funds Global Growth Fund (formerly, American
Funds NVIT Global Growth Fund) (“the Fund”) operates
as a “feeder fund,” which means that the Fund does not
buy individual securities directly, and may have additional
investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the
American Funds Global Growth Fund (the “Master Fund”),
a series of the American Funds Insurance Series
®
, which
invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in
which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. For accounting and
financial reporting purposes, the Fund is treated as a fund of funds.
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
At March 31, 2021, 100% of the market value of the Fund was
determined based on Level 1 inputs.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT American Funds Growth Fund (formerly, American Funds NVIT Growth Fund) - March 31, 2021 (Unaudited) - Statement of Invest-
ments - 7
Investment Company 100.1%
Shares Value ($)
Equity Fund 100.1%
American Funds Growth Fund,
Class 1(a) 9,614,576 1,196,918,527
Total Investment Company
(cost $698,830,951) 1,196,918,527
Total Investments
(cost $698,830,951) — 100.1% 1,196,918,527
Liabilities in excess of other assets — (0.1)% (678,037)
NET ASSETS — 100.0%
$ 1,196,240,490
(a) Investment in master fund.

8 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT American Funds Growth Fund (formerly, American Funds NVIT
Growth Fund)
NVIT American Funds Growth Fund (formerly, American Funds
NVIT Growth Fund) (“the Fund”) operates as a “feeder fund,”
which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Funds Growth Fund (the
“Master Fund”), a series of the American Funds Insurance
Series
®
, which invests directly in individual securities. The
Fund therefore has the same objective(s) and limitations as the
Master Fund in which the Fund invests, and the investment
return of the Fund corresponds to that of the Master Fund.
For accounting and financial reporting purposes, the Fund is treated as a fund of funds.
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
At March 31, 2021, 100% of the market value of the Fund was
determined based on Level 1 inputs.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT American Funds Growth-Income Fund (formerly, American Funds NVIT Growth-Income Fund) - March 31, 2021 (Unaudited) -
Statement of Investments - 9
Investment Company 100.1%
Shares Value ($)
Equity Fund 100.1%
American Funds Growth-
Income Fund, Class 1(a) 70,372,939 4,145,669,848
Total Investment Company
(cost $3,095,553,086) 4,145,669,848
Total Investments
(cost $3,095,553,086) — 100.1% 4,145,669,848
Liabilities in excess of other assets — (0.1)% (2,183,750)
NET ASSETS — 100.0%
$ 4,143,486,098
(a) Investment in master fund.

10 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT American Funds Growth-Income Fund (formerly, American Funds
NVIT Growth-Income Fund)
NVIT American Funds Growth-Income Fund (formerly,
American Funds NVIT Growth-Income Fund) (“the Fund”)
operates as a “feeder fund,” which means that the Fund does
not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the
American Funds Growth-Income Fund (the “Master Fund”),
a series of the American Funds Insurance Series
®
, which
invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in
which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. For accounting and
financial reporting purposes, the Fund is treated as a fund of funds.
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
At March 31, 2021, 100% of the market value of the Fund was
determined based on Level 1 inputs.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Investor Destinations Aggressive Fund - March 31, 2021 (Unaudited) - Statement of Investments - 1
Investment Companies 91.2%
Shares Value ($)
Equity Funds 84.1%
NVIT Emerging Markets Fund,
Class Y(a) 1,642,118 25,403,566
NVIT International Index Fund,
Class Y(a) 7,532,707 81,277,909
NVIT Mid Cap Index Fund, Class
Y(a) 2,233,417 58,180,509
NVIT S&P 500 Index Fund,
Class Y(a) 5,392,170 128,225,797
NVIT Small Cap Index Fund,
Class Y(a) 741,306 7,731,820
Total Equity Funds
(cost $215,254,612) 300,819,601
Fixed Income Funds 7.1%
Nationwide Core Plus Bond
Fund, Class R6(a) 1,246,975 13,130,650
NVIT Bond Index Fund, Class
Y(a) 1,129,422 12,209,046
Total Fixed Income Funds
(cost $24,848,343) 25,339,696
Total Investment Companies
(cost $240,102,955) 326,159,297
Exchange-Traded Funds 7.9%
Equity Funds 6.9%
iShares Core MSCI Emerging
Markets ETF 106,049 6,825,314
Nationwide Maximum
Diversification U.S. Core
Equity ETF(a) 303,144 11,522,321
Nationwide Risk-Based
International Equity ETF(a) 235,181 6,354,638
Total Equity Funds
(cost  $19,232,136) 24,702,273
Fixed Income Fund 1.0%
iShares 7-10 Year Treasury Bond
ETF(b) 30,272 3,418,617
Total Fixed Income Fund
(cost  $3,577,582) 3,418,617
Total Exchange-Traded Funds
(cost $22,809,718) 28,120,890
Investment Contract 1.0%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 3,588,163 3,588,163
Total Investment Contract
(cost $3,588,163) 3,588,163
Repurchase Agreements 0.8%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
0.02%, dated 3/31/2021,
due 4/1/2021, repurchase
price $642,923,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
6.50%, maturing 8/25/2022
- 1/16/2061; total market
value $655,781.(d) 642,923 642,923
HSBC Bank plc, 0.09%,
dated 3/31/2021, due
4/1/2021, repurchase price
$1,200,003, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 3.75%, maturing
6/3/2021 - 11/15/2050; total
market value $1,224,493.(d) 1,200,000 1,200,000
Pershing LLC, 0.03%,
dated 3/31/2021, due
4/1/2021, repurchase price
$1,000,001, collateralized
by U.S. Government Agency
Securities, ranging from
0.00% - 8.50%, maturing
12/15/2021 - 2/20/2071;
total market value
$1,020,000.(d) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $2,842,923) 2,842,923
Total Investments
(cost $269,343,759) — 100.9% 360,711,273
Liabilities in excess of other assets — (0.9)% (3,050,055)
NET ASSETS — 100.0% $ 357,661,218

2 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Investor Destinations Aggressive Fund
^ Va lue determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan at March
31, 2021. The total value of securities on loan at March 31,
2021 was $3,122,289, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$2,842,923 and by $363,989 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% – 4.63%, and maturity dates ranging from 4/15/2021 –
2/15/2051, a total value of $3,206,912.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2021 was $2,842,923.
ETF Exchange Traded Fund

NVIT Investor Destinations Aggressive Fund - March 31, 2021 (Unaudited) - Statement of Investments - 3
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange-Traded Funds $ 28,120,890 $ – $ – $ 28,120,890
Investment Companies 326,159,297 – – 326,159,297
Investment Contract – – 3,588,163 3,588,163
Repurchase Agreements – 2,842,923 – 2,842,923
Total $ 354,280,187 $ 2,842,923 $ 3,588,163 $ 360,711,273
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

4 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Investor Destinations Aggressive Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of December 31, 2020 $ 6,337,026 $ 6,337,026
Purchases
*
200,930 200,930
Sales (2,949,793) (2,949,793)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of March 31, 2021 $ 3,588,163 $ 3,588,163
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
* NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Investor Destinations Balanced Fund - March 31, 2021 (Unaudited) - Statement of Investments - 5
Investment Companies 82.9%
Shares Value ($)
Equity Funds 48.7%
NVIT Emerging Markets Fund,
Class Y(a) 3,897,527 60,294,747
NVIT International Index Fund,
Class Y(a) 21,669,996 233,819,260
NVIT Mid Cap Index Fund, Class
Y(a) 3,886,517 101,243,773
NVIT S&P 500 Index Fund,
Class Y(a) 15,430,200 366,930,158
NVIT Small Cap Index Fund,
Class Y(a) 2,638,260 27,517,051
Total Equity Funds
(cost $568,521,348) 789,804,989
Fixed Income Funds 34.2%
Nationwide Core Plus Bond
Fund, Class R6(a) 11,737,628 123,597,227
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 575,890 6,236,884
NVIT Bond Index Fund, Class
Y(a) 33,391,165 360,958,494
NVIT Short Term Bond Fund,
Class Y(a) 6,234,790 65,215,903
Total Fixed Income Funds
(cost $548,785,273) 556,008,508
Total Investment Companies
(cost $1,117,306,621) 1,345,813,497
Exchange-Traded Funds 6.6%
Equity Funds 4.1%
iShares Core MSCI Emerging
Markets ETF 403,362 25,960,378
Nationwide Risk-Based
International Equity ETF(a) 598,755 16,178,480
Nationwide Risk-Based U.S.
Equity ETF(a) 687,120 24,641,910
Total Equity Funds
(cost  $53,690,719) 66,780,768
Fixed Income Funds 2.5%
iShares 20+ Year Treasury Bond
ETF(b) 41,091 5,565,776
iShares 7-10 Year Treasury Bond
ETF(b) 302,246 34,132,641
Total Fixed Income Funds
(cost  $42,360,063) 39,698,417
Total Exchange-Traded Funds
(cost $96,050,782) 106,479,185
Investment Contract 10.6%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 171,863,831 171,863,831
Total Investment Contract
(cost $171,863,831) 171,863,831
Repurchase Agreements 1.5%
Principal
Amount ($) Value ($)
Bank of America NA, 0.01%,
dated 03/31/2021, due
4/1/2021, repurchase price
$6,000,002, collateralized
by U.S. Government Agency
Securities, 3.50%, maturing
7/20/2049; total market
value $6,120,000.(d) 6,000,000 6,000,000
Cantor Fitzgerald & Co.,
0.02%, dated 03/31/2021,
due 4/1/2021, repurchase
price $2,326,950,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
6.50%, maturing 8/25/2022
- 1/16/2061; total market
value $2,373,487.(d) 2,326,948 2,326,948
HSBC Bank plc, 0.09%,
dated 03/31/2021, due
4/1/2021, repurchase price
$6,800,017, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 3.75%, maturing
6/3/2021 - 11/15/2050; total
market value $6,938,793.(d) 6,800,000 6,800,000
NatWest Markets
Securities, Inc., 0.02%,
dated 03/26/2021, due
4/1/2021, repurchase price
$10,000,026, collateralized
by U.S. Government
Treasury Securities, ranging
from 0.00% - 8.13%,
maturing 5/15/2021 -
2/15/2051; total market
value $10,200,028.(d) 10,000,000 10,000,000
Total Repurchase Agreements
(cost $25,126,948) 25,126,948
Total Investments
(cost $1,410,348,182) — 101.6% 1,649,283,461
Liabilities in excess of other assets — (1.6)% (25,951,986)
NET ASSETS — 100.0% $ 1,623,331,475
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan at March
31, 2021. The total value of securities on loan at March 31,
2021 was $29,452,594, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $25,126,948 and by $5,033,370 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 3.88%, and maturity dates ranging from
4/29/2021 – 2/15/2050, a total value of $30,160,318.

6 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Investor Destinations Balanced Fund
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2021 was $25,126,948.
ETF Exchange Traded Fund

NVIT Investor Destinations Balanced Fund - March 31, 2021 (Unaudited) - Statement of Investments - 7
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange-Traded Funds $ 106,479,185 $ – $ – $ 106,479,185
Investment Companies 1,345,813,497 – – 1,345,813,497
Investment Contract – – 171,863,831 171,863,831
Repurchase Agreements – 25,126,948 – 25,126,948
Total $ 1,452,292,682 $ 25,126,948 $ 171,863,831 $ 1,649,283,461
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

8 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Investor Destinations Balanced Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of December 31, 2020 $ 184,951,846 $ 184,951,846
Purchases
*
1,391,312 1,391,312
Sales (14,479,327) (14,479,327)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of March 31, 2021 $ 171,863,831 $ 171,863,831
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
* NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Investor Destinations Capital Appreciation Fund - March 31, 2021 (Unaudited) - Statement of Investments - 9
Investment Companies 87.3%
Shares Value ($)
Equity Funds 65.9%
NVIT Emerging Markets Fund,
Class Y(a) 4,498,841 69,597,076
NVIT International Index Fund,
Class Y(a) 24,369,000 262,941,513
NVIT Mid Cap Index Fund, Class
Y(a) 5,081,875 132,382,846
NVIT S&P 500 Index Fund,
Class Y(a) 20,325,012 483,328,796
NVIT Small Cap Index Fund,
Class Y(a) 3,179,399 33,161,135
Total Equity Funds
(cost $620,310,883) 981,411,366
Fixed Income Funds 21.4%
Nationwide Core Plus Bond
Fund, Class R6(a) 6,599,508 69,492,822
NVIT Bond Index Fund, Class
Y(a) 20,360,756 220,099,776
NVIT Short Term Bond Fund,
Class Y(a) 2,854,154 29,854,447
Total Fixed Income Funds
(cost $314,318,261) 319,447,045
Total Investment Companies
(cost $934,629,144) 1,300,858,411
Exchange-Traded Funds 9.2%
Equity Funds 6.6%
iShares Core MSCI Emerging
Markets ETF 487,549 31,378,653
Nationwide Maximum
Diversification U.S. Core
Equity ETF(a) 1,392,788 52,939,036
Nationwide Risk-Based
International Equity ETF(a) 543,006 14,672,131
Total Equity Funds
(cost  $74,560,740) 98,989,820
Fixed Income Funds 2.6%
iShares 20+ Year Treasury Bond
ETF(b) 175,191 23,729,621
iShares 7-10 Year Treasury Bond
ETF(b) 132,146 14,923,248
Total Fixed Income Funds
(cost  $43,154,465) 38,652,869
Total Exchange-Traded Funds
(cost $117,715,205) 137,642,689
Investment Contract 3.5%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 52,451,742 52,451,742
Total Investment Contract
(cost $52,451,742) 52,451,742
Repurchase Agreements 0.9%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
0.02%, dated 3/31/2021,
due 4/1/2021, repurchase
price $3,476,430,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
6.50%, maturing 8/25/2022
- 1/16/2061; total market
value $3,545,956.(d) 3,476,428 3,476,428
HSBC Bank plc, 0.09%,
dated 3/31/2021, due
4/1/2021, repurchase price
$3,600,009, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 3.75%, maturing
6/3/2021 - 11/15/2050; total
market value $3,673,479.(d) 3,600,000 3,600,000
MetLife, Inc., 0.03%,
dated 3/31/2021, due
4/1/2021, repurchase price
$1,000,001, collateralized by
U.S. Government Treasury
Securities, 0.00%, maturing
8/15/2027 - 11/15/2050; total
market value $1,020,409.(d) 1,000,000 1,000,000
NatWest Markets Securities,
Inc., 0.02%, dated
3/26/2021, due 4/1/2021,
repurchase price
$5,000,013, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 8.13%, maturing
5/15/2021 - 2/15/2051; total
market value $5,100,014.(d) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $13,076,428) 13,076,428
Total Investments
(cost $1,117,872,519) — 100.9% 1,504,029,270
Liabilities in excess of other assets — (0.9)% (13,894,881)
NET ASSETS — 100.0% $ 1,490,134,389

10 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Investor Destinations Capital Appreciation Fund
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan at March
31, 2021. The total value of securities on loan at March 31,
2021 was $28,053,236, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $13,076,428 and by $15,754,254 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 3.88%, and maturity dates ranging
from 4/29/2021 – 2/15/2050, a total value of $28,830,682.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2021 was $13,076,428.
ETF Exchange Traded Fund

NVIT Investor Destinations Capital Appreciation Fund - March 31, 2021 (Unaudited) - Statement of Investments - 11
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange-Traded Funds $ 137,642,689 $ – $ – $ 137,642,689
Investment Companies 1,300,858,411 – – 1,300,858,411
Investment Contract – – 52,451,742 52,451,742
Repurchase Agreements – 13,076,428 – 13,076,428
Total $ 1,438,501,100 $ 13,076,428 $ 52,451,742 $ 1,504,029,270
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

12 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Investor Destinations Capital Appreciation Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of December 31, 2020 $ 61,484,744 $ 61,484,744
Purchases
*
340,234 340,234
Sales (9,373,236) (9,373,236)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of March 31, 2021 $ 52,451,742 $ 52,451,742
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
*
NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Investor Destinations Conservative Fund - March 31, 2021 (Unaudited) - Statement of Investments - 13
Investment Companies 72.8%
Shares Value ($)
Equity Funds 18.6%
NVIT Emerging Markets Fund,
Class Y(a) 785,651 12,154,018
NVIT International Index Fund,
Class Y(a) 4,011,227 43,281,138
NVIT Mid Cap Index Fund, Class
Y(a) 500,553 13,039,416
NVIT S&P 500 Index Fund,
Class Y(a) 2,700,516 64,218,278
NVIT Small Cap Index Fund,
Class Y(a) 417,339 4,352,850
Total Equity Funds
(cost $100,956,849) 137,045,700
Fixed Income Funds 54.2%
Nationwide Core Plus Bond
Fund, Class R6(a) 7,567,976 79,690,786
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 3,361,970 36,410,130
NVIT Bond Index Fund, Class
Y(a) 20,029,613 216,520,115
NVIT Short Term Bond Fund,
Class Y(a) 6,407,917 67,026,816
Total Fixed Income Funds
(cost $389,342,553) 399,647,847
Total Investment Companies
(cost $490,299,402) 536,693,547
Exchange-Traded Funds 9.1%
Equity Funds 3.3%
iShares Core MSCI Emerging
Markets ETF 65,129 4,191,702
Nationwide Risk-Based
International Equity ETF(a) 290,178 7,840,668
Nationwide Risk-Based U.S.
Equity ETF(a) 327,694 11,751,959
Total Equity Funds
(cost  $18,776,164) 23,784,329
Fixed Income Funds 5.8%
iShares 20+ Year Treasury Bond
ETF(b) 97,821 13,249,854
iShares 7-10 Year Treasury Bond
ETF(b) 262,429 29,636,107
Total Fixed Income Funds
(cost  $46,544,189) 42,885,961
Total Exchange-Traded Funds
(cost $65,320,353) 66,670,290
Investment Contract 18.2%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 134,555,474 134,555,474
Total Investment Contract
(cost $134,555,474) 134,555,474
Repurchase Agreements 3.2%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
0.02%, dated 3/31/2021,
due 4/1/2021, repurchase
price $2,528,681,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
6.50%, maturing 8/25/2022
- 1/16/2061; total market
value $2,579,253.(d) 2,528,679 2,528,679
HSBC Bank plc, 0.09%,
dated 3/31/2021, due
4/1/2021, repurchase price
$6,100,016, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 3.75%, maturing
6/3/2021 - 11/15/2050; total
market value $6,224,505.(d) 6,100,000 6,100,000
NatWest Markets Securities,
Inc., 0.02%, dated
3/26/2021, due 4/1/2021,
repurchase price
$10,000,026, collateralized
by U.S. Government
Treasury Securities, ranging
from 0.00% - 8.13%,
maturing 5/15/2021 -
2/15/2051; total market
value $10,200,028.(d) 10,000,000 10,000,000
Pershing LLC, 0.03%,
dated 3/31/2021, due
4/1/2021, repurchase price
$5,000,005, collateralized
by U.S. Government Agency
Securities, ranging from
0.00% - 8.50%, maturing
12/15/2021 - 2/20/2071;
total market value
$5,100,000.(d) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $23,628,679) 23,628,679
Total Investments
(cost $713,803,908) — 103.3% 761,547,990
Liabilities in excess of other assets — (3.3)% (24,131,193)
NET ASSETS — 100.0% $ 737,416,797
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.

14 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Investor Destinations Conservative Fund
(b) The security or a portion of this security is on loan at March
31, 2021. The total value of securities on loan at March 31,
2021 was $36,037,299, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $23,628,679 and by $13,307,461 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 3.88%, and maturity dates ranging
from 4/29/2021 – 2/15/2050, a total value of $36,936,140.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2021 was $23,628,679.
ETF Exchange Traded Fund

NVIT Investor Destinations Conservative Fund - March 31, 2021 (Unaudited) - Statement of Investments - 15
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange-Traded Funds $ 66,670,290 $ – $ – $ 66,670,290
Investment Companies 536,693,547 – – 536,693,547
Investment Contract – – 134,555,474 134,555,474
Repurchase Agreements – 23,628,679 – 23,628,679
Total $ 603,363,837 $ 23,628,679 $ 134,555,474 $ 761,547,990
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

16 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Investor Destinations Conservative Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of December 31, 2020 $ 157,352,769 $ 157,352,769
Purchases
*
3,607,877 3,607,877
Sales (26,405,172) (26,405,172)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of March 31, 2021 $ 134,555,474 $ 134,555,474
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
* NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Investor Destinations Moderate Fund - March 31, 2021 (Unaudited) - Statement of Investments - 17
Investment Companies 86.1%
Shares Value ($)
Equity Funds 58.7%
NVIT Emerging Markets Fund,
Class Y(a) 7,617,500 117,842,730
NVIT International Index Fund,
Class Y(a) 38,891,058 419,634,513
NVIT Mid Cap Index Fund, Class
Y(a) 6,992,689 182,159,547
NVIT S&P 500 Index Fund,
Class Y(a) 29,523,141 702,060,283
NVIT Small Cap Index Fund,
Class Y(a) 4,026,256 41,993,848
Total Equity Funds
(cost $925,370,661) 1,463,690,921
Fixed Income Funds 27.4%
Nationwide Core Plus Bond
Fund, Class R6(a) 15,621,554 164,494,969
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 860,621 9,320,530
NVIT Bond Index Fund, Class
Y(a) 42,539,799 459,855,230
NVIT Short Term Bond Fund,
Class Y(a) 4,782,769 50,027,764
Total Fixed Income Funds
(cost $674,970,896) 683,698,493
Total Investment Companies
(cost $1,600,341,557) 2,147,389,414
Exchange-Traded Funds 6.9%
Equity Funds 4.1%
iShares Core MSCI Emerging
Markets ETF 616,647 39,687,401
Nationwide Risk-Based
International Equity ETF(a) 911,797 24,636,937
Nationwide Risk-Based U.S.
Equity ETF(a) 1,049,669 37,643,860
Total Equity Funds
(cost  $81,971,617) 101,968,198
Fixed Income Funds 2.8%
iShares 20+ Year Treasury Bond
ETF(b) 186,145 25,213,340
iShares 7-10 Year Treasury Bond
ETF(b) 406,572 45,914,176
Total Fixed Income Funds
(cost  $77,317,483) 71,127,516
Total Exchange-Traded Funds
(cost $159,289,100) 173,095,714
Investment Contract 7.0%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 175,809,016 175,809,016
Total Investment Contract
(cost $175,809,016) 175,809,016
Repurchase Agreements 1.4%
Principal
Amount ($) Value ($)
Bank of America NA, 0.01%,
dated 3/31/2021, due
4/1/2021, repurchase price
$5,000,002, collateralized
by U.S. Government Agency
Securities, 3.50%, maturing
7/20/2049; total market
value $5,100,000.(d) 5,000,000 5,000,000
Cantor Fitzgerald & Co.,
0.02%, dated 3/31/2021,
due 4/1/2021, repurchase
price $4,981,317,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
6.50%, maturing 8/25/2022
- 1/16/2061; total market
value $5,080,940.(d) 4,981,314 4,981,314
HSBC Bank plc, 0.09%,
dated 3/31/2021, due
4/1/2021, repurchase price
$8,400,021, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 3.75%, maturing
6/3/2021 - 11/15/2050; total
market value $8,571,450.(d) 8,400,000 8,400,000
MetLife, Inc., 0.03%, dated
3/31/2021, due 4/1/2021,
repurchase price $500,001,
collateralized by U.S.
Government Treasury
Securities, 0.00%, maturing
8/15/2027 - 11/15/2050; total
market value $510,205.(d) 500,000 500,000
NatWest Markets Securities,
Inc., 0.02%, dated
3/26/2021, due 4/1/2021,
repurchase price
$15,000,038, collateralized
by U.S. Government
Treasury Securities, ranging
from 0.00% - 8.13%,
maturing 5/15/2021 -
2/15/2051; total market
value $15,300,041.(d) 15,000,000 15,000,000
Total Repurchase Agreements
(cost $33,881,314) 33,881,314
Total Investments
(cost $1,969,320,987) — 101.4% 2,530,175,458
Liabilities in excess of other assets — (1.4)% (35,154,444)
NET ASSETS — 100.0% $ 2,495,021,014

18 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Investor Destinations Moderate Fund
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan at March
31, 2021. The total value of securities on loan at March 31,
2021 was $56,400,434, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $33,881,314 and by $24,140,460 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 4.63%, and maturity dates ranging
from 4/15/2021 – 2/15/2051, a total value of $58,021,774.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2021 was $33,881,314.
ETF Exchange Traded Fund

NVIT Investor Destinations Moderate Fund - March 31, 2021 (Unaudited) - Statement of Investments - 19
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange-Traded Funds $ 173,095,714 $ – $ – $ 173,095,714
Investment Companies 2,147,389,414 – – 2,147,389,414
Investment Contract – – 175,809,016 175,809,016
Repurchase Agreements – 33,881,314 – 33,881,314
Total $ 2,320,485,128 $ 33,881,314 $ 175,809,016 $ 2,530,175,458
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

20 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Investor Destinations Moderate Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of December 31, 2020 $ 203,856,898 $ 203,856,898
Purchases
*
1,029,934 1,029,934
Sales (29,077,816) (29,077,816)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of March 31, 2021 $ 175,809,016 $ 175,809,016
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
*
NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Investor Destinations Moderately Aggressive Fund - March 31, 2021 (Unaudited) - Statement of Investments - 21
Investment Companies 88.5%
Shares Value ($)
Equity Funds 73.4%
NVIT Emerging Markets Fund,
Class Y(a) 4,189,736 64,815,214
NVIT International Index Fund,
Class Y(a) 20,659,899 222,920,307
NVIT Mid Cap Index Fund, Class
Y(a) 5,560,202 144,843,261
NVIT S&P 500 Index Fund,
Class Y(a) 16,210,982 385,497,158
NVIT Small Cap Index Fund,
Class Y(a) 2,412,666 25,164,107
Total Equity Funds
(cost $526,070,011) 843,240,047
Fixed Income Funds 15.1%
Nationwide Core Plus Bond
Fund, Class R6(a) 5,024,652 52,909,587
NVIT Bond Index Fund, Class
Y(a) 11,195,172 121,019,814
Total Fixed Income Funds
(cost $171,469,456) 173,929,401
Total Investment Companies
(cost $697,539,467) 1,017,169,448
Exchange-Traded Funds 9.7%
Equity Funds 8.5%
iShares Core MSCI Emerging
Markets ETF 553,647 35,632,721
Nationwide Maximum
Diversification U.S. Core
Equity ETF(a) 1,054,784 40,091,707
Nationwide Risk-Based
International Equity ETF(a) 820,226 22,162,671
Total Equity Funds
(cost  $76,613,762) 97,887,099
Fixed Income Fund 1.2%
iShares 7-10 Year Treasury Bond
ETF(b) 128,697 14,533,752
Total Fixed Income Fund
(cost  $15,209,810) 14,533,752
Total Exchange-Traded Funds
(cost $91,823,572) 112,420,851
Investment Contract 1.8%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 20,165,468 20,165,468
Total Investment Contract
(cost $20,165,468) 20,165,468
Repurchase Agreements 1.2%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
0.02%, dated 3/31/2021,
due 4/1/2021, repurchase
price $1,770,812,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
6.50%, maturing 8/25/2022
- 1/16/2061; total market
value $1,806,227.(d) 1,770,810 1,770,810
HSBC Bank plc, 0.09%,
dated 3/31/2021, due
4/1/2021, repurchase price
$4,600,012, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 3.75%, maturing
6/3/2021 - 11/15/2050; total
market value $4,693,889.(d) 4,600,000 4,600,000
NatWest Markets Securities,
Inc., 0.02%, dated
3/26/2021, due 4/1/2021,
repurchase price
$3,000,008, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 8.13%, maturing
5/15/2021 - 2/15/2051; total
market value $3,060,008.(d) 3,000,000 3,000,000
Pershing LLC, 0.03%,
dated 3/31/2021, due
4/1/2021, repurchase price
$4,000,004, collateralized
by U.S. Government Agency
Securities, ranging from
0.00% - 8.50%, maturing
12/15/2021 - 2/20/2071;
total market value
$4,080,000.(d) 4,000,000 4,000,000
Total Repurchase Agreements
(cost $13,370,810) 13,370,810
Total Investments
(cost $822,899,317) — 101.2% 1,163,126,577
Liabilities in excess of other assets — (1.2)% (14,012,816)
NET ASSETS — 100.0% $ 1,149,113,761

22 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Investor Destinations Moderately Aggressive Fund
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan at March
31, 2021. The total value of securities on loan at March 31,
2021 was $13,080,230, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $13,370,810.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2021 was $13,370,810.
ETF Exchange Traded Fund

NVIT Investor Destinations Moderately Aggressive Fund - March 31, 2021 (Unaudited) - Statement of Investments - 23
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange-Traded Funds $ 112,420,851 $ – $ – $ 112,420,851
Investment Companies 1,017,169,448 – – 1,017,169,448
Investment Contract – – 20,165,468 20,165,468
Repurchase Agreements – 13,370,810 – 13,370,810
Total $ 1,129,590,299 $ 13,370,810 $ 20,165,468 $ 1,163,126,577
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

24 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Investor Destinations Moderately Aggressive Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of December 31, 2020 $ 29,228,167 $ 29,228,167
Purchases
*
174,092 174,092
Sales (9,236,791) (9,236,791)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of March 31, 2021 $ 20,165,468 $ 20,165,468
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
*
NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Investor Destinations Moderately Conservative Fund - March 31, 2021 (Unaudited) - Statement of Investments - 25
Investment Companies 78.8%
Shares Value ($)
Equity Funds 37.5%
NVIT Emerging Markets Fund,
Class Y(a) 831,670 12,865,938
NVIT International Index Fund,
Class Y(a) 8,080,062 87,183,874
NVIT Mid Cap Index Fund, Class
Y(a) 1,582,067 41,212,836
NVIT S&P 500 Index Fund,
Class Y(a) 6,067,692 144,289,711
NVIT Small Cap Index Fund,
Class Y(a) 1,317,808 13,744,737
Total Equity Funds
(cost $199,462,180) 299,297,096
Fixed Income Funds 41.3%
Nationwide Core Plus Bond
Fund, Class R6(a) 6,558,642 69,062,497
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 2,134,681 23,118,592
NVIT Bond Index Fund, Class
Y(a) 17,917,855 193,692,017
NVIT Short Term Bond Fund,
Class Y(a) 4,230,015 44,245,956
Total Fixed Income Funds
(cost $323,732,668) 330,119,062
Total Investment Companies
(cost $523,194,848) 629,416,158
Exchange-Traded Funds 9.1%
Equity Funds 5.3%
iShares Core MSCI Emerging
Markets ETF 340,040 21,884,975
Nationwide Risk-Based
International Equity ETF(a) 302,716 8,179,447
Nationwide Risk-Based U.S.
Equity ETF(a) 347,130 12,448,984
Total Equity Funds
(cost  $34,413,053) 42,513,406
Fixed Income Funds 3.8%
iShares 20+ Year Treasury Bond
ETF(b) 82,524 11,177,876
iShares 7-10 Year Treasury Bond
ETF(b) 172,650 19,497,364
Total Fixed Income Funds
(cost  $33,458,129) 30,675,240
Total Exchange-Traded Funds
(cost $67,871,182) 73,188,646
Investment Contract 12.1%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 96,918,867 96,918,867
Total Investment Contract
(cost $96,918,867) 96,918,867
Repurchase Agreements 2.6%
Principal
Amount ($) Value ($)
Bank of America NA, 0.01%,
dated 3/31/2021, due
4/1/2021, repurchase price
$5,000,002, collateralized
by U.S. Government Agency
Securities, 3.50%, maturing
7/20/2049; total market
value $5,100,000.(d) 5,000,000 5,000,000
BofA Securities, Inc., 0.01%,
dated 3/31/2021, due
4/1/2021, repurchase price
$2,000,001, collateralized
by U.S. Government Agency
Securities, ranging from
2.50% - 4.00%, maturing
5/20/2042 - 3/20/2051; total
market value $2,040,000.(d) 2,000,000 2,000,000
Cantor Fitzgerald & Co.,
0.02%, dated 3/31/2021,
due 4/1/2021, repurchase
price $4,315,301,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
6.50%, maturing 8/25/2022
- 1/16/2061; total market
value $4,401,604.(d) 4,315,298 4,315,298
HSBC Bank plc, 0.09%,
dated 3/31/2021, due
4/1/2021, repurchase price
$9,200,023, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 3.75%, maturing
6/3/2021 - 11/15/2050; total
market value $9,387,779.(d) 9,200,000 9,200,000
Total Repurchase Agreements
(cost $20,515,298) 20,515,298
Total Investments
(cost $708,500,195) — 102.6% 820,038,969
Liabilities in excess of other assets — (2.6)% (20,945,947)
NET ASSETS — 100.0% $ 799,093,022
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan at March
31, 2021. The total value of securities on loan at March 31,
2021 was $30,471,718, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $20,515,298 and by $10,801,334 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 4.63%, and maturity dates ranging
from 4/15/2021 – 2/15/2051, a total value of $31,316,632.

26 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Investor Destinations Moderately Conservative Fund
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2021 was $20,515,298.
ETF Exchange Traded Fund

NVIT Investor Destinations Moderately Conservative Fund - March 31, 2021 (Unaudited) - Statement of Investments - 27
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange-Traded Funds $ 73,188,646 $ – $ – $ 73,188,646
Investment Companies 629,416,158 – – 629,416,158
Investment Contract – – 96,918,867 96,918,867
Repurchase Agreements – 20,515,298 – 20,515,298
Total $ 702,604,804 $ 20,515,298 $ 96,918,867 $ 820,038,969
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

28 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Investor Destinations Moderately Conservative Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of December 31, 2020 $ 106,742,098 $ 106,742,098
Purchases
*
588,904 588,904
Sales (10,412,135) (10,412,135)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of March 31, 2021 $ 96,918,867 $ 96,918,867
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
* NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Investor Destinations Managed Growth & Income Fund - March 31, 2021 (Unaudited) - Statement of Investments - 29
Investment Companies 81.7%
Shares Value ($)
Equity Funds 47.9%
NVIT Emerging Markets Fund,
Class Y(a) 1,174,395 18,167,883
NVIT International Index Fund,
Class Y(a) 6,533,225 70,493,494
NVIT Mid Cap Index Fund, Class
Y(a) 1,171,242 30,510,858
NVIT S&P 500 Index Fund,
Class Y(a) 4,654,367 110,680,855
NVIT Small Cap Index Fund,
Class Y(a) 794,844 8,290,227
Total Equity Funds
(cost $179,669,956) 238,143,317
Fixed Income Funds 33.8%
Nationwide Core Plus Bond
Fund, Class R6(a) 3,540,476 37,281,208
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 173,702 1,881,193
NVIT Bond Index Fund, Class
Y(a) 10,082,155 108,988,095
NVIT Short Term Bond Fund,
Class Y(a) 1,880,354 19,668,506
Total Fixed Income Funds
(cost $164,775,101) 167,819,002
Total Investment Companies
(cost $344,445,057) 405,962,319
Exchange-Traded Funds 6.4%
Equity Funds 4.0%
iShares Core MSCI Emerging
Markets ETF 121,003 7,787,753
Nationwide Risk-Based
International Equity ETF(a) 177,449 4,794,707
Nationwide Risk-Based U.S.
Equity ETF(a) 204,374 7,329,383
Total Equity Funds
(cost  $15,994,131) 19,911,843
Fixed Income Funds 2.4%
iShares 20+ Year Treasury Bond
ETF(b) 11,971 1,621,472
iShares 7-10 Year Treasury Bond
ETF(b) 90,484 10,218,358
Total Fixed Income Funds
(cost  $12,654,565) 11,839,830
Total Exchange-Traded Funds
(cost $28,648,696) 31,751,673
Investment Contract 10.4%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 51,827,072 51,827,072
Total Investment Contract
(cost $51,827,072) 51,827,072
Repurchase Agreements 1.6%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
0.02%, dated 3/31/2021,
due 4/1/2021, repurchase
price $638,501,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
6.50%, maturing 8/25/2022
- 1/16/2061; total market
value $651,270.(d) 638,500 638,500
HSBC Bank plc, 0.09%,
dated 3/31/2021, due
4/1/2021, repurchase price
$2,100,006, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 3.75%, maturing
6/3/2021 - 11/15/2050; total
market value $2,142,863.(d) 2,100,000 2,100,000
MetLife, Inc., 0.03%,
dated 3/31/2021, due
4/1/2021, repurchase price
$1,000,001, collateralized by
U.S. Government Treasury
Securities, 0.00%, maturing
8/15/2027 - 11/15/2050; total
market value $1,020,409.(d) 1,000,000 1,000,000
NatWest Markets Securities,
Inc., 0.02%, dated
3/26/2021, due 4/1/2021,
repurchase price
$3,000,008, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 8.13%, maturing
5/15/2021 - 2/15/2051; total
market value $3,060,008.(d) 3,000,000 3,000,000
Pershing LLC, 0.03%,
dated 3/31/2021, due
4/1/2021, repurchase price
$1,000,001, collateralized
by U.S. Government Agency
Securities, ranging from
0.00% - 8.50%, maturing
12/15/2021 - 2/20/2071;
total market value
$1,020,000.(d) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $7,738,500) 7,738,500
Total Investments
(cost $432,659,325) — 100.1% 497,279,564
Liabilities in excess of other assets — (0.1)% (420,604)
NET ASSETS — 100.0% $ 496,858,960

30 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Investor Destinations Managed Growth & Income Fund
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan at March
31, 2021. The total value of securities on loan at March 31,
2021 was $9,945,520, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $7,738,500 and by $2,476,598 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 4.63%, and maturity dates ranging from
4/15/2021 – 2/15/2051, a total value of $10,215,098.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2021 was $7,738,500.
ETF Exchange Traded Fund
Futures contracts outstanding as of March 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 3 6/2021 USD 328,800 (407)
Russell 2000 E-Mini Index 1 6/2021 USD 111,125 192
S&P 500 E-Mini Index 2 6/2021 USD 396,740 260
45
At March 31, 2021, the Fund had $54,872 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

NVIT Investor Destinations Managed Growth & Income Fund - March 31, 2021 (Unaudited) - Statement of Investments - 31
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange-Traded Funds $ 31,751,673 $ – $ – $ 31,751,673
Futures Contracts 452 – – 452
Investment Companies 405,962,319 – – 405,962,319
Investment Contract – – 51,827,072 51,827,072
Repurchase Agreements – 7,738,500 – 7,738,500
Total Assets $ 437,714,444 $ 7,738,500 $ 51,827,072 $ 497,280,016
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (407) $ – $ – $ (407)
Total Liabilities $ (407) $ – $ – $ (407)
Total $ 437,714,037 $ 7,738,500 $ 51,827,072 $ 497,279,609
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

32 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Investor Destinations Managed Growth & Income Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2021. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
Investment
Contract Total
Balance as of December 31, 2020 $ 55,199,547 $ 55,199,547
Purchases
*
495,309 495,309
Sales (3,867,784) (3,867,784)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of March 31, 2021 $ 51,827,072 $ 51,827,072
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
* NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

NVIT Investor Destinations Managed Growth & Income Fund - March 31, 2021 (Unaudited) - Statement of Investments - 33
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2021:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 452
Total $ 452
Liabilities:
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (407)
Total $ (407)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

34 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Investor Destinations Managed Growth Fund
Investment Companies 82.2%
Shares Value ($)
Equity Funds 56.0%
NVIT Emerging Markets Fund,
Class Y(a) 3,608,497 55,823,445
NVIT International Index Fund,
Class Y(a) 18,432,139 198,882,780
NVIT Mid Cap Index Fund, Class
Y(a) 3,311,447 86,263,195
NVIT S&P 500 Index Fund,
Class Y(a) 13,981,552 332,481,317
NVIT Small Cap Index Fund,
Class Y(a) 1,906,182 19,881,475
Total Equity Funds
(cost $516,858,423) 693,332,212
Fixed Income Funds 26.2%
Nationwide Core Plus Bond
Fund, Class R6(a) 7,420,774 78,140,747
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 419,053 4,538,340
NVIT Bond Index Fund, Class
Y(a) 20,192,605 218,282,061
NVIT Short Term Bond Fund,
Class Y(a) 2,267,653 23,719,646
Total Fixed Income Funds
(cost $318,366,805) 324,680,794
Total Investment Companies
(cost $835,225,228) 1,018,013,006
Exchange-Traded Funds 6.5%
Equity Funds 3.8%
iShares Core MSCI Emerging
Markets ETF 289,727 18,646,830
Nationwide Risk-Based
International Equity ETF(a) 427,692 11,556,323
Nationwide Risk-Based U.S.
Equity ETF(a) 489,313 17,548,036
Total Equity Funds
(cost  $38,368,958) 47,751,189
Fixed Income Funds 2.7%
iShares 20+ Year Treasury Bond
ETF(b) 87,387 11,836,569
iShares 7-10 Year Treasury Bond
ETF(b) 190,785 21,545,350
Total Fixed Income Funds
(cost  $36,338,698) 33,381,919
Total Exchange-Traded Funds
(cost $74,707,656) 81,133,108
Investment Contract 6.7%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 83,341,962 83,341,962
Total Investment Contract
(cost $83,341,962) 83,341,962
Repurchase Agreements 1.2%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
0.02%, dated 3/31/2021,
due 4/1/2021, repurchase
price $1,256,616,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
6.50%, maturing 8/25/2022
- 1/16/2061; total market
value $1,281,747.(d) 1,256,615 1,256,615
HSBC Bank plc, 0.09%,
dated 3/31/2021, due
4/1/2021, repurchase price
$4,200,011, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 3.75%, maturing
6/3/2021 - 11/15/2050; total
market value $4,285,725.(d) 4,200,000 4,200,000
MetLife, Inc., 0.03%,
dated 3/31/2021, due
4/1/2021, repurchase price
$2,000,002, collateralized by
U.S. Government Treasury
Securities, 0.00%, maturing
8/15/2027 - 11/15/2050; total
market value $2,040,818.(d) 2,000,000 2,000,000
NatWest Markets Securities,
Inc., 0.02%, dated
3/26/2021, due 4/1/2021,
repurchase price
$5,000,013, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 8.13%, maturing
5/15/2021 - 2/15/2051; total
market value $5,100,014.(d) 5,000,000 5,000,000
Pershing LLC, 0.03%,
dated 3/31/2021, due
4/1/2021, repurchase price
$2,000,002, collateralized
by U.S. Government Agency
Securities, ranging from
0.00% - 8.50%, maturing
12/15/2021 - 2/20/2071;
total market value
$2,040,000.(d) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $14,456,615) 14,456,615
Total Investments
(cost $1,007,731,461) — 96.6% 1,196,944,691
Other assets in excess of liabilities — 3.4% 41,882,186
NET ASSETS — 100.0% $ 1,238,826,877

NVIT Investor Destinations Managed Growth Fund - March 31, 2021 (Unaudited) - Statement of Investments - 35
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan at March
31, 2021. The total value of securities on loan at March 31,
2021 was $25,779,336, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $14,456,615 and by $11,993,735 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 3.88%, and maturity dates ranging
from 4/29/2021 – 2/15/2050, a total value of $26,450,350.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2021 was $14,456,615.
ETF Exchange Traded Fund

36 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Investor Destinations Managed Growth Fund
Futures contracts outstanding as of March 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 960 6/2021 USD 105,216,000 (353,374)
Russell 2000 E-Mini Index 169 6/2021 USD 18,780,125 (496,650)
S&P 500 E-Mini Index 565 6/2021 USD 112,079,050 1,453,513
S&P Midcap 400 E-Mini Index 132 6/2021 USD 34,389,960 15,130
618,619
At March 31, 2021, the Fund had $17,532,218 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

NVIT Investor Destinations Managed Growth Fund - March 31, 2021 (Unaudited) - Statement of Investments - 37
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange-Traded Funds $ 81,133,108 $ – $ – $ 81,133,108
Futures Contracts 1,468,643 – – 1,468,643
Investment Companies 1,018,013,006 – – 1,018,013,006
Investment Contract – – 83,341,962 83,341,962
Repurchase Agreements – 14,456,615 – 14,456,615
Total Assets $ 1,100,614,757 $ 14,456,615 $ 83,341,962 $ 1,198,413,334
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (850,024) $ – $ – $ (850,024)
Total Liabilities $ (850,024) $ – $ – $ (850,024)
Total $ 1,099,764,733 $ 14,456,615 $ 83,341,962 $ 1,197,563,310
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

38 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Investor Destinations Managed Growth Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
The following is a summary of the Fund’s derivative
instruments categorized by risk exposure as of March 31,
2021. Please see below for information on the Fund’s policy
regarding the objectives and strategies for using options, swap contracts, forward foreign currency contracts, and financial futures contracts.
Futures Contracts
Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
The Fund is subject to equity risk in the normal course of
pursuing its objective(s) in two respects. First, the Fund has set a baseline target equity exposure of 60%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 80% or to a minimum of 0%
of the Fund’s assets.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
Investment
Contract Total
Balance as of December 31, 2020 $ 95,314,173 $ 95,314,173
Purchases
*
700,218 700,218
Sales (12,672,429) (12,672,429)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of March 31, 2021 $ 83,341,962 $ 83,341,962
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
* NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance
Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

NVIT Investor Destinations Managed Growth Fund - March 31, 2021 (Unaudited) - Statement of Investments - 39
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2021:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 1,468,643
Total $ 1,468,643
Liabilities:
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (850,024)
Total $ (850,024)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Aggressive Fund - March 31, 2021 (Unaudited) - Statement of Investments - 1
Investment Companies 100.1%
Shares Value ($)
Equity Funds 91.6%
Nationwide International Small
Cap Fund, Class R6(a) 734,975 9,253,341
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y*(a) 1,036,996 13,688,347
NVIT GS International Equity
Insights Fund, Class Y(a) 2,671,952 30,273,218
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 4,148,587 54,387,977
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 373,180 4,978,222
NVIT U.S. 130/30 Equity Fund,
Class Y*(a) 1,492,372 20,296,253
Total Equity Funds
(cost $105,864,510) 132,877,358
Investment Companies
Shares Value ($)
Fixed Income Funds 8.5%
Nationwide Bond Fund, Class
R6(a) 122,997 1,211,523
NVIT Core Bond Fund, Class
Y(a) 436,234 4,842,195
NVIT Core Plus Bond Fund,
Class Y(a) 514,932 6,168,891
Total Fixed Income Funds
(cost $11,714,745) 12,222,609
Total Investment Companies
(cost $117,579,255) 145,099,967
Total Investments
(cost $117,579,255) — 100.1% 145,099,967
Liabilities in excess of other assets — (0.1)% (73,528)
NET ASSETS — 100.0% $ 145,026,439
* Denotes a non-income producing security.
(a) Investment in affiliate.

2 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Blueprint
SM
Aggressive Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 145,099,967 $ – $ – $ 145,099,967
Total $ 145,099,967 $ – $ – $ 145,099,967
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Moderately Aggressive Fund - March 31, 2021 (Unaudited) - Statement of Investments - 3
Investment Companies 100.0%
Shares Value ($)
Equity Funds 83.0%
Nationwide International Small
Cap Fund, Class R6(a) 1,859,758 23,414,357
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y*(a) 2,799,998 36,959,967
NVIT GS International Equity
Insights Fund, Class Y(a) 6,915,168 78,348,857
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 11,360,588 148,937,312
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 1,136,448 15,160,219
NVIT U.S. 130/30 Equity Fund,
Class Y*(a) 3,999,743 54,396,508
Total Equity Funds
(cost $282,950,241) 357,217,220
Investment Companies
Shares Value ($)
Fixed Income Funds 17.0%
Nationwide Bond Fund, Class
R6(a) 735,273 7,242,441
NVIT Core Bond Fund, Class
Y(a) 2,607,608 28,944,447
NVIT Core Plus Bond Fund,
Class Y(a) 3,082,178 36,924,490
Total Fixed Income Funds
(cost $70,602,044) 73,111,378
Total Investment Companies
(cost $353,552,285) 430,328,598
Total Investments
(cost $353,552,285) — 100.0% 430,328,598
Liabilities in excess of other assets — 0.0%
†
(163,054)
NET ASSETS — 100.0% $ 430,165,544
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.

4 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Blueprint
SM
Moderately Aggressive Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 430,328,598 $ – $ – $ 430,328,598
Total $ 430,328,598 $ – $ – $ 430,328,598
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Moderate Fund - March 31, 2021 (Unaudited) - Statement of Investments - 5
Investment Companies 100.0%
Shares Value ($)
Equity Funds 64.6%
Nationwide International Small
Cap Fund, Class R6(a) 6,534,906 82,274,462
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y*(a) 13,320,263 175,827,473
NVIT GS International Equity
Insights Fund, Class Y(a) 30,323,708 343,567,612
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 50,531,842 662,472,452
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 4,440,471 59,235,886
NVIT U.S. 130/30 Equity Fund,
Class Y*(a) 17,813,980 242,270,130
Total Equity Funds
(cost $1,238,279,836) 1,565,648,015
Investment Companies
Shares Value ($)
Fixed Income Funds 35.4%
DoubleLine NVIT Total Return
Tactical Fund, Class Y(a) 3,214,263 32,206,917
Nationwide Bond Fund, Class
R6(a) 5,355,235 52,749,069
NVIT Core Bond Fund, Class
Y(a) 22,790,041 252,969,451
NVIT Core Plus Bond Fund,
Class Y(a) 26,950,587 322,868,032
NVIT Short Term Bond Fund,
Class Y(a) 18,750,440 196,129,605
Total Fixed Income Funds
(cost $838,468,143) 856,923,074
Total Investment Companies
(cost $2,076,747,979) 2,422,571,089
Total Investments
(cost $2,076,747,979) — 100.0% 2,422,571,089
Liabilities in excess of other assets — 0.0%
†
(805,928)
NET ASSETS — 100.0% $ 2,421,765,161
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.

6 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Blueprint
SM
Moderate Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 2,422,571,089 $ – $ – $ 2,422,571,089
Total $ 2,422,571,089 $ – $ – $ 2,422,571,089
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Moderately Conservative Fund - March 31, 2021 (Unaudited) - Statement of Investments - 7
Investment Companies 100.0%
Shares Value ($)
Equity Funds 44.7%
Nationwide International Small
Cap Fund, Class R6(a) 1,002,067 12,616,024
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y*(a) 2,514,070 33,185,729
NVIT GS International Equity
Insights Fund, Class Y(a) 6,543,829 74,141,581
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 10,625,289 139,297,540
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 681,005 9,084,613
NVIT U.S. 130/30 Equity Fund,
Class Y*(a) 3,746,605 50,953,830
Total Equity Funds
(cost $252,743,644) 319,279,317
Investment Companies
Shares Value ($)
Fixed Income Funds 55.3%
DoubleLine NVIT Total Return
Tactical Fund, Class Y(a) 1,313,958 13,165,855
Nationwide Bond Fund, Class
R6(a) 2,626,958 25,875,538
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,223,767 13,253,401
NVIT Core Bond Fund, Class
Y(a) 8,733,950 96,946,846
NVIT Core Plus Bond Fund,
Class Y(a) 9,915,606 118,788,964
NVIT Short Term Bond Fund,
Class Y(a) 12,136,271 126,945,399
Total Fixed Income Funds
(cost $386,936,108) 394,976,003
Total Investment Companies
(cost $639,679,752) 714,255,320
Total Investments
(cost $639,679,752) — 100.0% 714,255,320
Liabilities in excess of other assets — 0.0%
†
(262,518)
NET ASSETS — 100.0% $ 713,992,802
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.

8 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Blueprint
SM
Moderately Conservative Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 714,255,320 $ – $ – $ 714,255,320
Total $ 714,255,320 $ – $ – $ 714,255,320
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Conservative Fund - March 31, 2021 (Unaudited) - Statement of Investments - 9
Investment Companies 100.0%
Shares Value ($)
Equity Funds 23.2%
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y*(a) 1,326,503 17,509,843
NVIT GS International Equity
Insights Fund, Class Y(a) 3,632,408 41,155,178
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 6,063,200 79,488,556
NVIT U.S. 130/30 Equity Fund,
Class Y*(a) 2,145,676 29,181,199
Total Equity Funds
(cost $129,383,855) 167,334,776
Investment Companies
Shares Value ($)
Fixed Income Funds 76.8%
DoubleLine NVIT Total Return
Tactical Fund, Class Y(a) 1,721,681 17,251,240
Nationwide Bond Fund, Class
R6(a) 3,785,155 37,283,776
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 2,564,501 27,773,549
NVIT Core Bond Fund, Class
Y(a) 10,372,940 115,139,629
NVIT Core Plus Bond Fund,
Class Y(a) 12,708,251 152,244,845
NVIT Short Term Bond Fund,
Class Y(a) 19,424,208 203,177,213
Total Fixed Income Funds
(cost $541,563,776) 552,870,252
Total Investment Companies
(cost $670,947,631) 720,205,028
Total Investments
(cost $670,947,631) — 100.0% 720,205,028
Liabilities in excess of other assets — 0.0%
†
(262,188)
NET ASSETS — 100.0% $ 719,942,840
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.

10 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Blueprint
SM
Conservative Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 720,205,028 $ – $ – $ 720,205,028
Total $ 720,205,028 $ – $ – $ 720,205,028
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Balanced Fund - March 31, 2021 (Unaudited) - Statement of Investments - 11
Investment Companies 100.0%
Shares Value ($)
Equity Funds 54.9%
Nationwide International Small
Cap Fund, Class R6(a) 4,740,293 59,680,293
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y*(a) 8,919,359 117,735,533
NVIT GS International Equity
Insights Fund, Class Y(a) 24,447,699 276,992,430
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 35,205,265 461,541,022
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 3,864,918 51,558,008
NVIT U.S. 130/30 Equity Fund,
Class Y*(a) 12,407,445 168,741,246
Total Equity Funds
(cost $902,638,622) 1,136,248,532
Investment Companies
Shares Value ($)
Fixed Income Funds 45.1%
DoubleLine NVIT Total Return
Tactical Fund, Class Y(a) 2,800,013 28,056,132
Nationwide Bond Fund, Class
R6(a) 6,531,438 64,334,664
NVIT Core Bond Fund, Class
Y(a) 23,163,003 257,109,338
NVIT Core Plus Bond Fund,
Class Y(a) 26,606,910 318,750,776
NVIT Short Term Bond Fund,
Class Y(a) 25,408,161 265,769,364
Total Fixed Income Funds
(cost $914,318,050) 934,020,274
Total Investment Companies
(cost $1,816,956,672) 2,070,268,806
Total Investments
(cost $1,816,956,672) — 100.0% 2,070,268,806
Liabilities in excess of other assets — 0.0%
†
(694,458)
NET ASSETS — 100.0% $ 2,069,574,348
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.

12 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Blueprint
SM
Balanced Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 2,070,268,806 $ – $ – $ 2,070,268,806
Total $ 2,070,268,806 $ – $ – $ 2,070,268,806
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Capital Appreciation Fund - March 31, 2021 (Unaudited) - Statement of Investments - 13
Investment Companies 100.0%
Shares Value ($)
Equity Funds 74.0%
Nationwide International Small
Cap Fund, Class R6(a) 8,793,971 110,716,095
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y*(a) 13,444,160 177,462,907
NVIT GS International Equity
Insights Fund, Class Y(a) 35,140,677 398,143,869
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 61,210,902 802,474,922
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 4,481,944 59,789,130
NVIT U.S. 130/30 Equity Fund,
Class Y*(a) 21,577,216 293,450,132
Total Equity Funds
(cost $1,455,034,706) 1,842,037,055
Investment Companies
Shares Value ($)
Fixed Income Funds 26.0%
DoubleLine NVIT Total Return
Tactical Fund, Class Y(a) 2,162,930 21,672,562
Nationwide Bond Fund, Class
R6(a) 4,324,402 42,595,364
NVIT Core Bond Fund, Class
Y(a) 19,169,999 212,786,987
NVIT Core Plus Bond Fund,
Class Y(a) 21,762,353 260,712,985
NVIT Short Term Bond Fund,
Class Y(a) 10,514,715 109,983,920
Total Fixed Income Funds
(cost $631,837,339) 647,751,818
Total Investment Companies
(cost $2,086,872,045) 2,489,788,873
Total Investments
(cost $2,086,872,045) — 100.0% 2,489,788,873
Liabilities in excess of other assets — 0.0%
†
(822,679)
NET ASSETS — 100.0% $ 2,488,966,194
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.

14 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Blueprint
SM
Capital Appreciation Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 2,489,788,873 $ – $ – $ 2,489,788,873
Total $ 2,489,788,873 $ – $ – $ 2,489,788,873
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Managed Growth & Income Fund - March 31, 2021 (Unaudited) - Statement of Investments - 15
Investment Companies 98.5%
Shares Value ($)
Equity Funds 54.0%
Nationwide International Small
Cap Fund, Class R6(a) 1,329,606 16,739,742
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y*(a) 2,501,643 33,021,683
NVIT GS International Equity
Insights Fund, Class Y(a) 6,868,506 77,820,178
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 9,893,554 129,704,488
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 1,083,738 14,457,066
NVIT U.S. 130/30 Equity Fund,
Class Y*(a) 3,483,181 47,371,264
Total Equity Funds
(cost $252,223,350) 319,114,421
Investment Companies
Shares Value ($)
Fixed Income Funds 44.5%
DoubleLine NVIT Total Return
Tactical Fund, Class Y(a) 788,585 7,901,621
Nationwide Bond Fund, Class
R6(a) 1,839,513 18,119,201
NVIT Core Bond Fund, Class
Y(a) 6,524,668 72,423,814
NVIT Core Plus Bond Fund,
Class Y(a) 7,491,787 89,751,611
NVIT Short Term Bond Fund,
Class Y(a) 7,154,891 74,840,165
Total Fixed Income Funds
(cost $256,916,097) 263,036,412
Total Investment Companies
(cost $509,139,447) 582,150,833
Total Investments
(cost $509,139,447) — 98.5% 582,150,833
Other assets in excess of liabilities — 1.5% 8,954,428
NET ASSETS — 100.0% $ 591,105,261
* Denotes a non-income producing security.
(a) Investment in affiliate.
Futures contracts outstanding as of March 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 4 6/2021 USD 438,400 (534)
Russell 2000 E-Mini Index 1 6/2021 USD 111,125 192
S&P 500 E-Mini Index 2 6/2021 USD 396,740 260
S&P Midcap 400 E-Mini Index 1 6/2021 USD 260,530 (1,963)
(2,045)
At March 31, 2021, the Fund had $77,563 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

16 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Blueprint
SM
Managed Growth & Income Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2021. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
Futures Contracts
Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts $ 452 $ – $ – $ 452
Investment Companies 582,150,833 – – 582,150,833
Total Assets $ 582,151,285 $ – $ – $ 582,151,285
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (2,497) $ – $ – $ (2,497)
Total Liabilities $ (2,497) $ – $ – $ (2,497)
Total $ 582,148,788 $ – $ – $ 582,148,788
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

NVIT Blueprint
SM
Managed Growth & Income Fund - March 31, 2021 (Unaudited) - Statement of Investments - 17
Fund is subject to equity risk in the normal course of pursuing its objective(s) in two respects. First, the Fund has set a
baseline target equity exposure of 50%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 65% or to a minimum of 0%
of the Fund’s assets.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2021:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 452
Total $ 452
Liabilities:
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (2,497)
Total $ (2,497)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Blueprint
SM
Managed Growth Fund
Investment Companies 95.1%
Shares Value ($)
Equity Funds 61.4%
Nationwide International Small
Cap Fund, Class R6(a) 3,469,835 43,685,221
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y*(a) 7,071,625 93,345,451
NVIT GS International Equity
Insights Fund, Class Y(a) 16,122,388 182,666,651
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 26,871,824 352,289,608
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 2,356,660 31,437,848
NVIT U.S. 130/30 Equity Fund,
Class Y*(a) 9,465,294 128,727,998
Total Equity Funds
(cost $655,592,460) 832,152,777
Investment Companies
Shares Value ($)
Fixed Income Funds 33.7%
DoubleLine NVIT Total Return
Tactical Fund, Class Y(a) 1,711,782 17,152,058
Nationwide Bond Fund, Class
R6(a) 2,853,111 28,103,139
NVIT Core Bond Fund, Class
Y(a) 12,142,118 134,777,506
NVIT Core Plus Bond Fund,
Class Y(a) 14,354,655 171,968,761
NVIT Short Term Bond Fund,
Class Y(a) 9,987,373 104,467,917
Total Fixed Income Funds
(cost $445,637,950) 456,469,381
Total Investment Companies
(cost $1,101,230,410) 1,288,622,158
Total Investments
(cost $1,101,230,410) — 95.1% 1,288,622,158
Other assets in excess of liabilities — 4.9% 66,450,348
NET ASSETS — 100.0% $ 1,355,072,506
* Denotes a non-income producing security.
(a) Investment in affiliate.
Futures contracts outstanding as of March 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 1,073 6/2021 USD 117,600,800 (344,393)
Russell 2000 E-Mini Index 198 6/2021 USD 22,002,750 (514,090)
S&P 500 E-Mini Index 630 6/2021 USD 124,973,100 1,726,087
S&P Midcap 400 E-Mini Index 179 6/2021 USD 46,634,870 100,641
968,245
At March 31, 2021, the Fund had $20,110,028 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

NVIT Blueprint
SM
Managed Growth Fund - March 31, 2021 (Unaudited) - Statement of Investments - 19
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts $ 1,826,728 $ – $ – $ 1,826,728
Investment Companies 1,288,622,158 – – 1,288,622,158
Total Assets $ 1,290,448,886 $ – $ – $ 1,290,448,886
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (858,483) $ – $ – $ (858,483)
Total Liabilities $ (858,483) $ – $ – $ (858,483)
Total $ 1,289,590,403 $ – $ – $ 1,289,590,403
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

20 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Blueprint
SM
Managed Growth Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2021. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
Futures Contracts
Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The
Fund is subject to equity risk in the normal course of pursuing its objective(s) in two respects. First, the Fund has set a
baseline target equity exposure of 60%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 80% or to a minimum of 0%
of the Fund’s assets.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2021:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 1,826,728
Total $ 1,826,728
Liabilities:
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (858,483)
Total $ (858,483)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT BlackRock Managed Global Allocation Fund (formerly, BlackRock NVIT Managed Global Allocation Fund) - March 31, 2021
(Unaudited) - Statement of Investments - 1
Investment Company 98.5%
Shares Value ($)
Alternative Assets 98.5%
BlackRock Global Allocation VI
Fund, Class I* 17,440,052 345,661,822
Total Alternative Assets
(cost $282,629,126) 345,661,822
Total Investment Company
(cost $282,629,126) 345,661,822
Total Investments
(cost $282,629,126) — 98.5% 345,661,822
Other assets in excess of liabilities — 1.5% 5,231,207
NET ASSETS — 100.0% $ 350,893,029
* Denotes a non-income producing security.
Futures contracts outstanding as of March 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (16) 6/2021 USD (1,753,600) 7,328
S&P 500 E-Mini Index (13) 6/2021 USD (2,578,810) (28,281)
(20,953)
At March 31, 2021, the Fund had $282,753 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

2 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT BlackRock Managed Global Allocation Fund (formerly,
BlackRock NVIT Managed Global Allocation Fund)
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts $ 7,328 $ – $ – $ 7,328
Investment Company 345,661,822 – – 345,661,822
Total Assets $ 345,669,150 $ – $ – $ 345,669,150
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (28,281) $ – $ – $ (28,281)
Total Liabilities $ (28,281) $ – $ – $ (28,281)
Total $ 345,640,869 $ – $ – $ 345,640,869
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

NVIT BlackRock Managed Global Allocation Fund (formerly, BlackRock NVIT Managed Global Allocation Fund) - March 31, 2021
(Unaudited) - Statement of Investments - 3
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2021. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2021:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 7,328
Total $ 7,328
Liabilities:
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (28,281)
Total $ (28,281)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT iShares
®
Fixed Income ETF Fund
Exchange-Traded Funds 99.2%
Shares Value ($)
Fixed Income Funds 99.2%
iShares Core 10+ Year USD
Bond ETF(a) 37,107 2,543,685
iShares Core 1-5 Year USD
Bond ETF(a) 75,895 3,892,654
iShares Core Total USD Bond
Market ETF(a) 48,601 2,563,703
iShares Core U.S. Aggregate
Bond ETF 112,670 12,825,226
iShares MBS ETF(a) 23,976 2,599,478
iShares U.S. Treasury Bond ETF 48,768 1,277,234
Total Exchange-Traded Funds
(cost $26,138,699) 25,701,980
Repurchase Agreement 1.6%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
0.02%, dated 3/31/2021,
due 4/1/2021, repurchase
price $415,451,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
6.50%, maturing 8/25/2022
- 1/16/2061; total market
value $423,759.(b) 415,450 415,450
Total Repurchase Agreement
(cost $415,450) 415,450
Total Investments
(cost $26,554,149) — 100.8% 26,117,430
Liabilities in excess of other assets — (0.8)% (202,323)
NET ASSETS — 100.0% $ 25,915,107
(a) The security or a portion of this security is on loan at March
31, 2021. The total value of securities on loan at March 31,
2021 was $2,471,205, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$415,450 and by $2,128,140 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% – 5.25%, and maturity dates ranging from 5/18/2021 –
5/15/2049, a total value of $2,543,590.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2021 was $415,450.
ETF Exchange Traded Fund

NVIT iShares
®
Fixed Income ETF Fund - March 31, 2021 (Unaudited) - Statement of Investments - 5
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange-Traded Funds $ 25,701,980 $ – $ – $ 25,701,980
Repurchase Agreement – 415,450 – 415,450
Total $ 25,701,980 $ 415,450 $ – $ 26,117,430
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT iShares
®
Global Equity ETF Fund
Exchange-Traded Funds 99.7%
Shares Value ($)
Equity Funds 99.7%
iShares Core MSCI EAFE ETF 35,767 2,577,012
iShares Core MSCI International
Developed Markets ETF(a) 45,718 2,953,383
iShares Core S&P 500 ETF 3,943 1,568,604
iShares Core S&P Mid-Cap ETF 15,346 3,994,257
iShares Core S&P Small-Cap
ETF(a) 6,783 736,159
iShares Core S&P Total U.S.
Stock Market ETF(a) 68,186 6,245,838
iShares MSCI USA Momentum
Factor ETF(a) 2,745 441,561
iShares MSCI USA Multifactor
ETF(a) 48,827 1,984,329
iShares MSCI USA Quality
Factor ETF 3,548 432,076
iShares MSCI USA Size Factor
ETF(a) 3,692 443,335
iShares MSCI USA Small-Cap
Multifactor ETF(a) 7,565 396,784
iShares MSCI USA Value Factor
ETF(a) 4,598 471,111
Total Exchange-Traded Funds
(cost $18,569,215) 22,244,449
Repurchase Agreements 11.4%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
0.02%, dated 03/31/2021,
due 4/1/2021, repurchase
price $241,161,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
6.50%, maturing 8/25/2022
- 1/16/2061; total market
value $245,984.(b) 241,161 241,161
  Repurchase Agreements
Principal
Amount ($) Value ($)
HSBC Bank plc, 0.09%,
dated 03/31/2021, due
4/1/2021, repurchase price
$1,300,004, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 3.75%, maturing
6/3/2021 - 11/15/2050; total
market value $1,326,534.(b) 1,300,000 1,300,000
Pershing LLC, 0.03%,
dated 03/31/2021, due
4/1/2021, repurchase price
$1,000,001, collateralized
by U.S. Government Agency
Securities, ranging from
0.00% - 8.50%, maturing
12/15/2021 - 2/20/2071;
total market value
$1,020,000.(b) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $2,541,161) 2,541,161
Total Investments
(cost $21,110,376) — 111.1% 24,785,610
Liabilities in excess of other assets
— (11.1)% (2,483,323)
NET ASSETS — 100.0% $ 22,302,287
(a) The security or a portion of this security is on loan at March
31, 2021. The total value of securities on loan at March 31,
2021 was $4,701,243, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $2,541,161 and by $2,262,794 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 3.88%, and maturity dates ranging from
4/29/2021 – 2/15/2050, a total value of $4,803,955.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2021 was $2,541,161.
ETF Exchange Traded Fund

NVIT iShares
®
Global Equity ETF Fund - March 31, 2021 (Unaudited) - Statement of Investments - 7
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange-Traded Funds $ 22,244,449 $ – $ – $ 22,244,449
Repurchase Agreements – 2,541,161 – 2,541,161
Total $ 22,244,449 $ 2,541,161 $ – $ 24,785,610
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Managed American Funds Asset Allocation Fund
Investment Company 98.2%
Shares Value ($)
Balanced Fund 98.2%
American Funds Asset Allocation
Fund, Class 1 93,376,819 2,580,001,509
Total Investment Company
(cost $2,076,527,427) 2,580,001,509
Total Investments
(cost $2,076,527,427) — 98.2% 2,580,001,509
Other assets in excess of liabilities — 1.8% 46,757,016
NET ASSETS — 100.0% $ 2,626,758,525
Futures contracts outstanding as of March 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (95) 6/2021 USD (10,412,000) 22,016
Russell 2000 E-Mini Index (28) 6/2021 USD (3,111,500) 63,694
S&P 500 E-Mini Index (428) 6/2021 USD (84,902,360) (1,306,226)
S&P Midcap 400 E-Mini Index (20) 6/2021 USD (5,210,600) (21,430)
(1,241,946)
At March 31, 2021, the Fund had $6,420,876 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

NVIT Managed American Funds Asset Allocation Fund - March 31, 2021 (Unaudited) - Statement of Investments - 9
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts $ 85,710 $ – $ – $ 85,710
Investment Company 2,580,001,509 – – 2,580,001,509
Total Assets $ 2,580,087,219 $ – $ – $ 2,580,087,219
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (1,327,656) $ – $ – $ (1,327,656)
Total Liabilities $ (1,327,656) $ – $ – $ (1,327,656)
Total $ 2,578,759,563 $ – $ – $ 2,578,759,563
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

10 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Managed American Funds Asset Allocation Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2021. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2021:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 85,710
Total $ 85,710
Liabilities:
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (1,327,656)
Total $ (1,327,656)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Managed American Funds Growth-Income Fund - March 31, 2021 (Unaudited) - Statement of Investments - 11
Investment Company 96.6%
Shares Value ($)
Equity Fund 96.6%
American Funds Growth-Income
Fund, Class 1 10,296,281 606,553,905
Total Investment Company
(cost $480,208,466) 606,553,905
Total Investments
(cost $480,208,466) — 96.6% 606,553,905
Other assets in excess of liabilities — 3.4% 21,111,891
NET ASSETS — 100.0% $ 627,665,796
Futures contracts outstanding as of March 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 15 6/2021 USD 1,644,000 1,516
Russell 2000 E-Mini Index 2 6/2021 USD 222,250 (2,641)
S&P 500 E-Mini Index 87 6/2021 USD 17,258,190 229,901
S&P Midcap 400 E-Mini Index 4 6/2021 USD 1,042,120 11,219
239,995
At March 31, 2021, the Fund had $1,244,012 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

12 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Managed American Funds Growth-Income Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts $ 242,636 $ – $ – $ 242,636
Investment Company 606,553,905 – – 606,553,905
Total Assets $ 606,796,541 $ – $ – $ 606,796,541
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (2,641) $ – $ – $ (2,641)
Total Liabilities $ (2,641) $ – $ – $ (2,641)
Total $ 606,793,900 $ – $ – $ 606,793,900
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

NVIT Managed American Funds Growth-Income Fund - March 31, 2021 (Unaudited) - Statement of Investments - 13
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2021. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2021:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 242,636
Total $ 242,636
Liabilities:
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (2,641)
Total $ (2,641)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT J.P.Morgan Mozaic Multi-Asset Fund - March 31, 2021 (Unaudited) - Consolidated Statement of Investments - 1
Foreign Government Securities 16.9%
Principal
Amount ($) Value ($)
GERMANY 5.0%
FMS Wertmanagement
AoeR , 1.38%, 6/8/2021 350,000 350,737
State of North Rhine-
Westphalia Germany,
Reg. S, 2.38%,
9/16/2021 700,000 706,728
1,057,465
JAPAN 2.4%
Japan Bank for
International
Cooperation, 1.88%,
4/20/2021 500,000 500,355
NORWAY 2.4%
Kommunalbanken
A/S, Reg. S, 1.50%,
8/31/2021 500,000 502,624
SWEDEN 3.6%
Kommuninvest I Sverige
AB, Reg. S, 0.50%,
2/2/2022 750,000 751,875
UNITED STATES 3.5%
European Stability
Mechanism, Reg. S,
2.13%, 11/3/2022 700,000 720,860
Total Foreign Government Securities
(cost $3,533,920) 3,533,179
Supranational 8.5%
Principal
Amount ($) Value ($)
European Investment
Bank, 2.88%,
12/15/2021 750,000 764,375
Inter-American
Development Bank,
2.63%, 4/19/2021 500,000 500,584
International Finance
Corp., 1.13%, 7/20/2021 500,000 501,453
Total Supranational
(cost $1,766,398) 1,766,412
Total Investments
(cost $5,300,318) — 25.4% 5,299,591
Other assets in excess of liabilities — 74.6% 15,578,974
NET ASSETS — 100.0%
$ 20,878,565
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.

2 - Consolidated Statement of Investments - March 31, 2021 (Unaudited) - NVIT J.P.Morgan Mozaic Multi-Asset Fund
Futures contracts outstanding as of March 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Natural Gas 7 4/2021 USD 182,560 (14,625)
NY Harbor ULSD 1 4/2021 USD 74,332 (5,143)
RBOB Gasoline 1 4/2021 USD 82,307 (1,473)
Copper 8 5/2021 USD 799,100 46,304
LME Aluminum Base Metal 13 5/2021 USD 715,081 50,922
LME Nickel Base Metal 4 5/2021 USD 385,116 (52,014)
LME Zinc Base Metal 7 5/2021 USD 492,144 20,148
Low Sulphur Gasoil 1 5/2021 USD 50,750 (1,502)
E-Mini Crude Oil 16 6/2021 USD 472,240 (20,921)
Euro-Bund 38 6/2021 EUR 7,632,682 (20,415)
Micro E-Mini S&P 500 Index 66 6/2021 USD 1,309,242 13,398
Mini-DAX Index 15 6/2021 EUR 1,321,838 45,155
NASDAQ 100 Micro E-Mini Index 46 6/2021 USD 1,204,257 6,137
Russell 2000 E-Mini Index 9 6/2021 USD 1,000,125 (48,468)
TOPIX Index 9 6/2021 JPY 1,588,259 46,754
U.S. Treasury 10 Year Note 61 6/2021 USD 7,987,188 (192,769)
(128,512)
Short Contracts
LME Aluminum Base Metal (1) 5/2021 USD (55,006) (1,875)
LME Zinc Base Metal (1) 5/2021 USD (70,306) (709)
(2,584)
(131,096)
At March 31, 2021, the Fund had $675,814 segregated as collateral with the broker for open futures contracts.
Currency:
EUR Euro
JPY Japanese Yen
USD United States Dollar

NVIT J.P.Morgan Mozaic Multi-Asset Fund - March 31, 2021 (Unaudited) - Consolidated Statement of Investments - 3
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2021. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Foreign Government Securities $ – $ 3,533,179 $ – $ 3,533,179
Futures Contracts 228,818 – – 228,818
Supranational – 1,766,412 – 1,766,412
Total Assets $ 228,818 $ 5,299,591 $ – $ 5,528,409
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (359,914) $ – $ – $ (359,914)
Total Liabilities $ (359,914) $ – $ – $ (359,914)
Total $ (131,096) $ 5,299,591 $ – $ 5,168,495
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

4 - Consolidated Statement of Investments - March 31, 2021 (Unaudited) - NVIT J.P.Morgan Mozaic Multi-Asset Fund
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2021:
Assets: Fair Value
Futures Contracts
Commodity risk Unrealized appreciation from futures contracts $ 117,374
Equity risk Unrealized appreciation from futures contracts 111,444
Total $ 228,818
Liabilities:
Futures Contracts
Commodity risk Unrealized depreciation from futures contracts (98,262)
Equity risk Unrealized depreciation from futures contracts $ (48,468)
Interest rate risk Unrealized depreciation from futures contracts $ (213,184)
Total $ (359,914)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT GS Emerging Markets Equity Insights Fund - March 31, 2021 (Unaudited) - Statement of Investments - 1
Common Stocks 97.5%
Shares Value ($)
BRAZIL 5.9%
Banks 0.9%
Banco Bradesco SA, ADR
*(a) 711,700 3,344,990
Banco Bradesco SA * 461,400 1,927,196
Banco Santander Brasil SA,
ADR (a) 120,450 849,173
6,121,359
Capital Markets 0.2%
B3 SA - Brasil Bolsa Balcao 156,700 1,520,605
Chemicals 0.3%
Unipar Carbocloro SA
(Preference) 155,860 1,883,783
Electrical Equipment 0.9%
WEG SA 467,400 6,191,421
Food Products 0.3%
Sao Martinho SA * 267,684 1,410,552
SLC Agricola SA 62,800 498,058
1,908,610
Household Durables 0.2%
Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 244,600 1,071,196
Machinery 0.2%
Randon SA Implementos e
Participacoes (Preference)
* 588,800 1,433,125
Metals & Mining 1.9%
Cia Siderurgica Nacional SA 377,700 2,543,208
Vale SA, ADR 667,400 11,599,413
14,142,621
Oil, Gas & Consumable Fuels 1.0%
Enauta Participacoes SA 150,200 421,622
Petroleo Brasileiro SA, ADR 234,150 1,985,592
Petroleo Brasileiro SA
(Preference) 1,029,700 4,408,832
6,816,046
Textiles, Apparel & Luxury Goods 0.0%
†
Alpargatas SA (Preference) * 19,500 127,629
41,216,395
CANADA 0.1%
Marine 0.1%
Atlas Corp. (a) 26,000 354,900
CHILE 0.5%
Banks 0.0%
†
Banco Santander Chile, ADR 7,752 192,482
Food & Staples Retailing 0.1%
Cencosud SA 400,153 855,422
Metals & Mining 0.2%
CAP SA 73,600 1,192,009
Multiline Retail 0.2%
Falabella SA 320,336 1,454,870
3,694,783
Common Stocks
Shares Value ($)
CHINA 36.1%
Airlines 0.1%
Spring Airlines Co. Ltd., Class
A 44,400 404,639
Auto Components 0.6%
Fuyao Glass Industry Group
Co. Ltd., Class A 285,100 2,011,134
Fuyao Glass Industry Group
Co. Ltd., Class H Reg. S
(b) 147,200 880,409
Tianneng Power International
Ltd. (a) 854,000 1,620,264
4,511,807
Automobiles 1.4%
Brilliance China Automotive
Holdings Ltd. ∞ 3,012,000 2,828,315
BYD Co. Ltd., Class A 61,040 1,542,042
BYD Co. Ltd., Class H 3,500 74,977
Dongfeng Motor Group Co.
Ltd., Class H 2,518,000 2,350,208
NIO, Inc., ADR * 74,000 2,884,520
9,680,062
Banks 6.3%
Bank of Chengdu Co. Ltd.,
Class A 182,500 314,093
Bank of China Ltd., Class H 27,121,000 10,325,265
China Construction Bank
Corp., Class H 10,724,000 9,016,783
China Everbright Bank Co.
Ltd., Class A 8,199,311 5,107,299
China Everbright Bank Co.
Ltd., Class H 1,203,000 525,616
China Merchants Bank Co.
Ltd., Class A 307,400 2,401,598
China Merchants Bank Co.
Ltd., Class H 162,000 1,239,610
Chongqing Rural Commercial
Bank Co. Ltd., Class H 555,000 239,186
Industrial & Commercial Bank
of China Ltd., Class H 6,857,000 4,929,969
Industrial Bank Co. Ltd.,
Class A 2,274,792 8,376,752
Shanghai Pudong
Development Bank Co.
Ltd., Class A 863,062 1,448,365
43,924,536
Beverages 0.4%
Tsingtao Brewery Co. Ltd.,
Class A 61,638 797,713
Tsingtao Brewery Co. Ltd.,
Class H 246,000 2,186,144
2,983,857
Building Products 0.1%
China Lesso Group Holdings
Ltd. 475,000 1,025,105
Capital Markets 0.1%
China Everbright Ltd. 180,000 235,780
Noah Holdings Ltd., ADR * 10,800 479,520
715,300

2 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
CHINA
Chemicals 0.1%
Inner Mongolia Junzheng
Energy & Chemical Industry
Group Co. Ltd., Class A 501,300 404,912
Wanhua Chemical Group Co.
Ltd., Class A 18,600 300,962
705,874
Construction Materials 0.1%
China National Building
Material Co. Ltd., Class H 348,000 504,854
Diversified Consumer Services 0.0%
†
China Beststudy Education
Group Reg. S 751,000 268,620
Electrical Equipment 0.0%
†
Sungrow Power Supply Co.
Ltd., Class A 28,900 318,519
Electronic Equipment, Instruments & Components 0.2%
BOE Technology Group Co.
Ltd., Class A 514,400 494,950
Kingboard Holdings Ltd. 79,000 428,343
Sunny Optical Technology
Group Co. Ltd. 16,700 385,629
1,308,922
Entertainment 0.4%
NetEase, Inc., ADR 28,000 2,891,280
Tencent Music Entertainment
Group, ADR * 11,100 227,439
3,118,719
Food Products 0.1%
China Mengniu Dairy Co.
Ltd. * 167,000 958,703
Gas Utilities 0.0%
†
Kunlun Energy Co. Ltd. 254,000 267,260
Health Care Equipment & Supplies 0.2%
Shenzhen Mindray Bio-
Medical Electronics Co.
Ltd., Class A 26,073 1,593,503
Health Care Providers & Services 0.3%
Aier Eye Hospital Group Co.
Ltd., Class A 245,129 2,223,826
China Resources Medical
Holdings Co. Ltd. 249,500 196,287
2,420,113
Household Durables 0.1%
TCL Electronics Holdings Ltd. 650,000 503,812
Insurance 0.2%
New China Life Insurance Co.
Ltd., Class H 114,300 443,673
Ping An Insurance Group Co.
of China Ltd., Class H 78,000 931,504
1,375,177
Interactive Media & Services 7.2%
Baidu, Inc., ADR * 25,850 5,623,667
Tencent Holdings Ltd. 554,300 43,699,334
49,323,001
Common Stocks
Shares Value ($)
CHINA
Internet & Direct Marketing Retail 10.2%
Alibaba Group Holding Ltd.,
ADR * 181,100 41,060,802
JD.com, Inc., ADR * 130,100 10,971,333
Meituan, Class B Reg. S *(b) 279,300 10,759,828
Pinduoduo, Inc., ADR * 33,900 4,538,532
Trip.com Group Ltd., ADR * 26,600 1,054,158
Vipshop Holdings Ltd., ADR * 67,700 2,021,522
70,406,175
Life Sciences Tools & Services 0.2%
Pharmaron Beijing Co. Ltd.,
Class H Reg. S (b) 12,600 239,689
Wuxi Biologics Cayman, Inc.
Reg. S *(b) 73,000 920,823
1,160,512
Machinery 1.0%
China International Marine
Containers Group Co. Ltd.,
Class H 244,300 430,581
First Tractor Co. Ltd., Class
H (a) 1,130,000 488,859
Lonking Holdings Ltd. 1,578,000 671,104
Sany Heavy Industry Co. Ltd.,
Class A 231,100 1,209,170
Sinotruk Hong Kong Ltd. (a) 999,000 2,999,420
Weichai Power Co. Ltd.,
Class A 164,500 484,779
Weichai Power Co. Ltd.,
Class H 282,000 701,382
6,985,295
Marine 1.2%
COSCO SHIPPING Holdings
Co. Ltd., Class A * 1,181,300 2,451,262
COSCO SHIPPING Holdings
Co. Ltd., Class H * 2,016,500 2,611,713
SITC International Holdings
Co. Ltd. 999,000 3,400,614
8,463,589
Media 0.3%
Focus Media Information
Technology Co. Ltd., Class
A 1,381,800 1,962,514
Metals & Mining 0.5%
China Hongqiao Group Ltd. 2,703,000 3,633,912
Oil, Gas & Consumable Fuels 1.2%
China Petroleum & Chemical
Corp., Class H 7,572,000 4,045,379
China Shenhua Energy Co.
Ltd., Class A 280,800 862,778
China Shenhua Energy Co.
Ltd., Class H 1,532,500 3,164,906
8,073,063
Real Estate Management & Development 1.0%
Agile Group Holdings Ltd. 156,000 256,089
China Evergrande Group 83,000 158,221
Country Garden Holdings Co.
Ltd. 498,000 640,341
KWG Group Holdings Ltd. 428,500 735,110

NVIT GS Emerging Markets Equity Insights Fund - March 31, 2021 (Unaudited) - Statement of Investments - 3
Common Stocks
Shares Value ($)
CHINA
Real Estate Management & Development
Longfor Group Holdings Ltd.
Reg. S (b) 274,000 1,824,483
Seazen Holdings Co. Ltd.,
Class A 180,300 1,345,098
Wharf Holdings Ltd. (The) 227,000 601,974
Youngor Group Co. Ltd.,
Class A 528,267 655,075
Yuexiu Property Co. Ltd. 4,084,000 926,777
7,143,168
Semiconductors & Semiconductor Equipment 0.1%
Daqo New Energy Corp.,
ADR * 8,000 604,000
Specialty Retail 1.0%
China Tourism Group Duty
Free Corp. Ltd., Class A 46,500 2,181,126
Zhongsheng Group Holdings
Ltd. 727,500 5,128,577
7,309,703
Technology Hardware, Storage & Peripherals 0.9%
Lenovo Group Ltd. 4,372,000 6,254,744
Textiles, Apparel & Luxury Goods 0.6%
Bosideng International
Holdings Ltd. (a) 1,890,000 851,604
Shenzhou International Group
Holdings Ltd. 173,600 3,608,493
4,460,097
Transportation Infrastructure 0.0%
†
COSCO SHIPPING Ports Ltd. 386,000 281,286
252,650,441
GREECE 0.3%
Hotels, Restaurants & Leisure 0.1%
OPAP SA 66,611 900,049
Independent Power and Renewable Electricity Producers
0.2%
Terna Energy SA 74,123 1,095,392
Marine 0.0%
†
Star Bulk Carriers Corp. * 13,900 204,052
2,199,493
HONG KONG 0.7%
Building Products 0.2%
Xinyi Glass Holdings Ltd. 378,000 1,242,393
Electrical Equipment 0.3%
China High Speed
Transmission Equipment
Group Co. Ltd. 2,090,000 2,115,418
Paper & Forest Products 0.2%
Nine Dragons Paper Holdings
Ltd. 983,000 1,444,862
4,802,673
INDIA 5.2%
Automobiles 0.6%
Tata Motors Ltd., ADR *(a) 200,088 4,159,830
Common Stocks
Shares Value ($)
INDIA
Banks 2.0%
ICICI Bank Ltd., ADR * 890,442 14,273,785
IT Services 2.4%
Infosys Ltd., ADR 884,727 16,562,089
Pharmaceuticals 0.2%
Dr Reddy's Laboratories Ltd.,
ADR 21,461 1,317,491
36,313,195
INDONESIA 3.0%
Banks 2.7%
Bank Central Asia Tbk. PT 3,819,800 8,186,675
Bank Mandiri Persero Tbk. PT 10,329,400 4,381,982
Bank Negara Indonesia
Persero Tbk. PT * 1,979,500 783,241
Bank Pembangunan Daerah
Jawa Timur Tbk. PT 7,617,300 412,224
Bank Rakyat Indonesia
Persero Tbk. PT * 16,271,800 4,937,905
18,702,027
Diversified Telecommunication Services 0.1%
Telkom Indonesia Persero
Tbk. PT 3,880,800 916,674
Health Care Providers & Services 0.1%
Mitra Keluarga Karyasehat
Tbk. PT Reg. S 3,433,700 622,860
Metals & Mining 0.1%
Timah Tbk. PT * 6,834,300 759,949
21,001,510
MEXICO 1.6%
Chemicals 0.1%
Orbia Advance Corp. SAB
de CV 199,207 531,849
Food Products 0.5%
Gruma SAB de CV, Class B 291,427 3,441,745
Grupo Bimbo SAB de CV
Series A 114,400 240,112
3,681,857
Industrial Conglomerates 0.2%
Alfa SAB de CV, Class A 2,842,000 1,640,725
Insurance 0.2%
Qualitas Controladora SAB
de CV (a) 211,400 1,162,728
Metals & Mining 0.6%
Grupo Mexico SAB de CV
Series B 386,111 2,029,967
Ternium SA, ADR * 46,400 1,802,176
3,832,143
10,849,302
MONACO 0.2%
Marine 0.2%
Costamare, Inc. 154,400 1,485,328
PERU 0.9%
Metals & Mining 0.9%
Southern Copper Corp. 92,500 6,277,975

4 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
PHILIPPINES 0.6%
Industrial Conglomerates 0.0%
†
LT Group, Inc. 538,000 149,853
Transportation Infrastructure 0.5%
International Container
Terminal Services, Inc. 1,244,730 3,105,870
Wireless Telecommunication Services 0.1%
PLDT, Inc., ADR (a) 32,529 850,959
4,106,682
POLAND 0.7%
Banks 0.3%
Powszechna Kasa
Oszczednosci Bank Polski
SA * 237,217 1,961,989
Construction & Engineering 0.0%
†
Budimex SA 3,823 296,033
Oil, Gas & Consumable Fuels 0.4%
Polskie Gornictwo Naftowe i
Gazownictwo SA 1,519,161 2,312,242
4,570,264
QATAR 0.1%
Banks 0.0%
†
Masraf Al Rayan QSC 156,297 184,189
Qatar Islamic Bank SAQ 21,632 97,766
281,955
Oil, Gas & Consumable Fuels 0.1%
Qatar Gas Transport Co. Ltd. 409,120 354,629
636,584
RUSSIA 2.8%
Banks 1.8%
Sberbank of Russia PJSC 3,015,940 11,572,794
Metals & Mining 1.0%
Evraz plc 100,447 800,648
Magnitogorsk Iron & Steel
Works PJSC 134,720 107,441
MMC Norilsk Nickel PJSC,
ADR (a) 148,605 4,649,851
Novolipetsk Steel PJSC, GDR
Reg. S 38,607 1,230,659
Severstal PAO, GDR Reg.
S (a) 25,915 522,905
7,311,504
Oil, Gas & Consumable Fuels 0.0%
†
Novatek PJSC, GDR Reg. S 1,214 239,883
Specialty Retail 0.0%
†
Detsky Mir PJSC Reg. S (b) 66,190 124,849
19,249,030
SAUDI ARABIA 2.0%
Banks 0.5%
Al Rajhi Bank 82,286 2,168,000
National Commercial Bank 93,498 1,323,719
3,491,719
Chemicals 0.8%
Advanced Petrochemical Co. 55,136 1,073,673
Common Stocks
Shares Value ($)
SAUDI ARABIA
Chemicals
Saudi Basic Industries Corp. 130,078 4,071,234
5,144,907
Construction Materials 0.1%
City Cement Co. 25,377 175,606
Najran Cement Co. 39,583 242,645
418,251
Food & Staples Retailing 0.1%
Abdullah Al Othaim Markets
Co. 12,486 420,862
Health Care Providers & Services 0.0%
†
Mouwasat Medical Services
Co. 7,792 326,251
Oil, Gas & Consumable Fuels 0.5%
Saudi Arabian Oil Co. Reg.
S (b) 398,588 3,826,001
13,627,991
SOUTH AFRICA 3.1%
Banks 0.5%
Absa Group Ltd. 30,885 263,403
Standard Bank Group Ltd. 414,044 3,514,645
3,778,048
Capital Markets 0.1%
Investec Ltd. 190,399 558,071
Chemicals 0.1%
AECI Ltd. 95,800 672,138
Diversified Financial Services 0.1%
FirstRand Ltd. 188,834 659,946
Food & Staples Retailing 0.2%
SPAR Group Ltd. (The) 103,980 1,337,799
Insurance 0.3%
Rand Merchant Investment
Holdings Ltd. 73,798 153,070
Sanlam Ltd. 475,780 1,918,536
2,071,606
Internet & Direct Marketing Retail 0.9%
Naspers Ltd., Class N 25,545 6,126,034
Metals & Mining 0.7%
African Rainbow Minerals Ltd. 101,360 1,915,901
Kumba Iron Ore Ltd. 67,131 2,766,635
4,682,536
Multiline Retail 0.2%
Woolworths Holdings Ltd. * 452,916 1,517,602
Specialty Retail 0.0%
†
Motus Holdings Ltd. 43,375 253,037
21,656,817
SOUTH KOREA 15.6%
Auto Components 0.3%
Hankook Tire & Technology
Co. Ltd. 16,489 717,894
Hyundai Mobis Co. Ltd. 3,228 838,184
SNT Motiv Co. Ltd. 5,824 320,781
1,876,859
Automobiles 1.4%
Kia Motors Corp. 129,100 9,500,810

NVIT GS Emerging Markets Equity Insights Fund - March 31, 2021 (Unaudited) - Statement of Investments - 5
Common Stocks
Shares Value ($)
SOUTH KOREA
Banks 0.8%
Hana Financial Group, Inc. 64,142 2,420,024
KB Financial Group, Inc. 61,418 3,043,942
5,463,966
Biotechnology 0.1%
Celltrion, Inc. * 53 15,270
Seegene, Inc. 3,502 404,113
419,383
Capital Markets 1.2%
KIWOOM Securities Co. Ltd. 1,629 182,357
Mirae Asset Daewoo Co. Ltd. 813,438 7,118,269
Mirae Asset Daewoo Co. Ltd.
(Preference) 226,487 891,463
8,192,089
Chemicals 1.4%
Han Kuk Carbon Co. Ltd. 16,712 182,522
Hansol Chemical Co. Ltd. 7,047 1,504,935
Kumho Petrochemical Co.
Ltd. 11,282 2,655,073
LG Chem Ltd. 8,075 5,773,113
10,115,643
Construction & Engineering 0.1%
Taeyoung Engineering &
Construction Co. Ltd. 74,747 794,795
Electrical Equipment 0.3%
LS Corp. 34,776 2,114,656
Electronic Equipment, Instruments & Components 1.3%
Samsung Electro-Mechanics
Co. Ltd. 18,790 3,144,337
Samsung SDI Co. Ltd. 6,311 3,698,323
Samsung SDI Co. Ltd.
(Preference) 5,109 2,046,804
8,889,464
Entertainment 0.1%
Webzen, Inc. * 12,553 461,312
Health Care Equipment & Supplies 0.1%
Suheung Co. Ltd. 12,905 584,173
Household Durables 0.8%
LG Electronics, Inc. 31,199 4,157,485
LG Electronics, Inc.
(Preference) 17,473 1,095,888
5,253,373
Industrial Conglomerates 0.0%
†
LG Corp. 1,498 120,142
Interactive Media & Services 0.2%
Kakao Corp. 2,461 1,086,936
NAVER Corp. 618 206,705
1,293,641
Marine 0.3%
HMM Co. Ltd. * 78,999 2,035,949
Pan Ocean Co. Ltd. 44,367 242,422
2,278,371
Media 0.2%
Cheil Worldwide, Inc. 51,661 971,941
Echo Marketing, Inc. 29,643 691,040
1,662,981
Metals & Mining 1.2%
Dongkuk Steel Mill Co. Ltd. 98,911 1,197,531
Common Stocks
Shares Value ($)
SOUTH KOREA
Metals & Mining
POSCO 25,169 7,212,919
8,410,450
Oil, Gas & Consumable Fuels 0.1%
SK Innovation Co. Ltd. * 3,081 601,212
Personal Products 0.1%
Kolmar Korea Co. Ltd. 17,942 913,293
Pharmaceuticals 0.0%
†
Dongwha Pharm Co. Ltd. 15,242 192,786
Semiconductors & Semiconductor Equipment 0.8%
DB HiTek Co. Ltd. 37,819 1,901,982
LEENO Industrial, Inc. 5,028 700,200
MagnaChip Semiconductor
Corp. *(a) 8,300 206,670
SK Hynix, Inc. 9,480 1,116,341
TechWing, Inc. 23,144 428,841
Tokai Carbon Korea Co. Ltd. 5,599 934,657
Wonik QnC Corp. * 12,598 269,151
5,557,842
Specialty Retail 0.0%
†
LOTTE Himart Co. Ltd. 6,791 251,723
Technology Hardware, Storage & Peripherals 4.6%
Samsung Electronics Co. Ltd. 375,368 27,113,253
Samsung Electronics Co. Ltd.
(Preference) 75,587 4,890,334
Spigen Korea Co. Ltd. 21,011 1,128,267
33,131,854
Textiles, Apparel & Luxury Goods 0.0%
†
Hansae Co. Ltd. 9,121 162,171
Trading Companies & Distributors 0.2%
LG International Corp. 31,561 891,357
Posco International Corp. 41,262 737,777
1,629,134
109,872,123
TAIWAN 14.6%
Chemicals 0.1%
China General Plastics Corp. 171,000 224,341
Shin Foong Specialty &
Applied Materials Co. Ltd. 57,000 459,542
683,883
Electrical Equipment 0.3%
Chicony Power Technology
Co. Ltd. 698,000 2,007,507
Electronic Equipment, Instruments & Components 1.6%
Cheng Uei Precision Industry
Co. Ltd. 653,000 1,103,849
Delta Electronics, Inc. 345,000 3,514,986
E Ink Holdings, Inc. 764,000 1,486,999
HannStar Display Corp. 2,789,000 1,514,479
Taiflex Scientific Co. Ltd. 287,000 535,846
Taiwan PCB Techvest Co.
Ltd. 60,000 109,479
Unimicron Technology Corp. 97,000 312,519
Wah Lee Industrial Corp. 277,000 799,794
WPG Holdings Ltd. 932,000 1,598,246
10,976,197

6 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
TAIWAN
Leisure Products 0.3%
Giant Manufacturing Co. Ltd. 201,000 2,436,615
Marine 0.5%
Evergreen Marine Corp.
Taiwan Ltd. * 1,872,000 3,023,633
Wan Hai Lines Ltd. 360,000 700,465
3,724,098
Metals & Mining 0.7%
Feng Hsin Steel Co. Ltd. 650,000 1,631,999
Tung Ho Steel Enterprise
Corp. 2,202,000 3,442,559
5,074,558
Semiconductors & Semiconductor Equipment 9.4%
Ardentec Corp. 847,000 1,343,364
Elan Microelectronics Corp. 199,000 1,372,730
Global Mixed Mode
Technology, Inc. 265,000 1,942,743
Holtek Semiconductor, Inc. * 165,000 542,963
Marketech International Corp. 235,000 934,274
MediaTek, Inc. 211,000 7,251,800
Novatek Microelectronics
Corp. 148,000 3,015,674
Realtek Semiconductor Corp. 153,000 2,676,347
Sonix Technology Co. Ltd. 90,000 323,636
Taiwan Semiconductor
Manufacturing Co. Ltd. 1,747,000 36,326,097
Topco Scientific Co. Ltd. 563,000 2,702,149
United Microelectronics Corp. 1,178,000 2,104,100
Vanguard International
Semiconductor Corp. 940,000 3,590,239
Youngtek Electronics Corp. 601,000 1,427,949
65,554,065
Technology Hardware, Storage & Peripherals 1.5%
Asustek Computer, Inc. 191,000 2,504,834
Compal Electronics, Inc. 466,000 437,281
Gigabyte Technology Co. Ltd. 1,027,000 3,614,377
Lite-On Technology Corp. 679,000 1,501,596
Micro-Star International Co.
Ltd. 145,000 892,545
Quanta Computer, Inc. 478,000 1,643,896
10,594,529
Textiles, Apparel & Luxury Goods 0.2%
Taiwan Paiho Ltd. 510,000 1,455,355
102,506,807
THAILAND 2.3%
Auto Components 0.1%
Sri Trang Agro-Industry PCL 499,600 748,847
Banks 0.4%
Kiatnakin Phatra Bank PCL 396,400 775,599
Siam Commercial Bank PCL
(The) 579,900 2,072,232
2,847,831
Chemicals 0.1%
Eastern Polymer Group PCL,
Class F 2,915,100 953,734
Electronic Equipment, Instruments & Components 0.1%
Hana Microelectronics PCL 297,400 527,537
Common Stocks
Shares Value ($)
THAILAND
Entertainment 0.1%
RS PCL * 709,600 659,749
Food Products 0.4%
Charoen Pokphand Foods
PCL 3,599,700 3,398,118
Health Care Equipment & Supplies 0.1%
Sri Trang Gloves Thailand
PCL 336,100 440,997
Health Care Providers & Services 0.1%
Chularat Hospital PCL, Class
F 10,835,800 1,013,314
Independent Power and Renewable Electricity Producers
0.1%
SPCG PCL 1,034,400 645,606
Oil, Gas & Consumable Fuels 0.5%
PTT Exploration & Production
PCL 880,500 3,210,221
Real Estate Management & Development 0.1%
Supalai PCL 748,700 514,062
Specialty Retail 0.2%
Com7 PCL, Class F 538,900 1,106,765
16,066,781
TURKEY 0.9%
Automobiles 0.2%
Ford Otomotiv Sanayi A/S 66,284 1,547,202
Food & Staples Retailing 0.3%
BIM Birlesik Magazalar A/S 243,108 2,085,213
Machinery 0.4%
Turk Traktor ve Ziraat
Makineleri A/S 108,259 2,723,358
6,355,773
UNITED ARAB EMIRATES 0.3%
Banks 0.3%
Abu Dhabi Commercial Bank
PJSC * 259,114 436,800
First Abu Dhabi Bank PJSC 417,294 1,658,933
2,095,733
Total Common Stocks
(cost $599,905,483) 681,590,580

NVIT GS Emerging Markets Equity Insights Fund - March 31, 2021 (Unaudited) - Statement of Investments - 7
Repurchase Agreement 0.5%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
0.02%, dated 3/31/2021,
due 4/1/2021, repurchase
price $3,198,702,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 6.50%, maturing
8/25/2022 - 1/16/2061;
total market value
$3,262,674.(c) 3,198,700 3,198,700
Total Repurchase Agreement
(cost $3,198,700) 3,198,700
Total Investments
(cost $603,104,183)   — 98.0% 684,789,280
Other assets in excess of liabilities — 2.0% 14,065,492
NET ASSETS — 100.0%
$ 698,854,772
* Denotes a non-income producing security.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at March
31, 2021. The total value of securities on loan at March 31,
2021 was $16,209,743, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $3,198,700 and by $13,500,576 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.88%, and maturity dates ranging from
4/6/2021 – 5/15/2050, a total value of $16,699,276.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at March 31, 2021 was
$18,576,082 which represents 2.66% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2021 was $3,198,700.
ADR American Depositary Receipt
GDR Global Depositary Receipt
PAO Public Stock Company
PH Philippines
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
Futures contracts outstanding as of March 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index 242 6/2021 USD 16,002,250 (135,806)
(135,806)
At March 31, 2021, the Fund had $1,142,797 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

8 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Airlines $ – $ 404,639 $ – $ 404,639
Auto Components – 7,137,513 – 7,137,513
Automobiles 7,044,350 17,843,554 – 24,887,904

NVIT GS Emerging Markets Equity Insights Fund - March 31, 2021 (Unaudited) - Statement of Investments - 9
Level 1 Level 2 Level 3 Total
Assets:
Banks $ 20,587,626 $ 94,120,598 $ – $ 114,708,224
Beverages – 2,983,857 – 2,983,857
Biotechnology – 419,383 – 419,383
Building Products – 2,267,498 – 2,267,498
Capital Markets 2,000,125 8,985,940 – 10,986,065
Chemicals 2,415,632 18,276,179 – 20,691,811
Construction & Engineering – 1,090,828 – 1,090,828
Construction Materials – 923,105 – 923,105
Diversified Consumer Services – 268,620 – 268,620
Diversified Financial Services – 659,946 – 659,946
Diversified Telecommunication Services – 916,674 – 916,674
Electrical Equipment 6,191,421 6,556,100 – 12,747,521
Electronic Equipment, Instruments &
Components – 21,702,120 – 21,702,120
Entertainment 3,118,719 1,121,061 – 4,239,780
Food & Staples Retailing 855,422 3,843,874 – 4,699,296
Food Products 5,590,467 4,356,821 – 9,947,288
Gas Utilities – 267,260 – 267,260
Health Care Equipment & Supplies – 2,618,673 – 2,618,673
Health Care Providers & Services – 4,382,538 – 4,382,538
Hotels, Restaurants & Leisure – 900,049 – 900,049
Household Durables 1,071,196 5,757,185 – 6,828,381
Independent Power and Renewable
Electricity Producers – 1,740,998 – 1,740,998
Industrial Conglomerates 1,640,725 269,995 – 1,910,720
Insurance 1,162,728 3,446,783 – 4,609,511
Interactive Media & Services 5,623,667 44,992,975 – 50,616,642
Internet & Direct Marketing Retail 59,646,347 16,885,862 – 76,532,209
IT Services 16,562,089 – – 16,562,089
Leisure Products – 2,436,615 – 2,436,615
Life Sciences Tools & Services – 1,160,512 – 1,160,512
Machinery 1,433,125 9,708,653 – 11,141,778
Marine 2,044,280 14,466,058 – 16,510,338
Media – 3,625,495 – 3,625,495
Metals & Mining 30,094,599 25,223,058 – 55,317,657
Multiline Retail 1,454,870 1,517,602 – 2,972,472
Oil, Gas & Consumable Fuels 6,816,046 18,617,251 – 25,433,297
Paper & Forest Products – 1,444,862 – 1,444,862
Personal Products – 913,293 – 913,293
Pharmaceuticals 1,317,491 192,786 – 1,510,277
Real Estate Management & Development – 7,657,230 – 7,657,230
Semiconductors & Semiconductor
Equipment 810,670 70,905,237 – 71,715,907
Specialty Retail – 9,046,077 – 9,046,077
Technology Hardware, Storage &
Peripherals – 49,981,127 – 49,981,127
Textiles, Apparel & Luxury Goods 127,629 6,077,623 – 6,205,252
Trading Companies & Distributors – 1,629,134 – 1,629,134
Transportation Infrastructure – 3,387,156 – 3,387,156
Wireless Telecommunication Services 850,959 – – 850,959
Total Common Stocks $ 178,460,183 $ 503,130,397 $ – $ 681,590,580
Repurchase Agreement – 3,198,700 – 3,198,700
Total Assets $ 178,460,183 $ 506,329,097 $ – $ 684,789,280
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (135,806) $ – $ – $ (135,806)
Total Liabilities $ (135,806) $ – $ – $ (135,806)
Total $ 178,324,377 $ 506,329,097 $ – $ 684,653,474
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

10 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2021. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2021:
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (135,806)
Total $ (135,806)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT GS International Equity Insights Fund - March 31, 2021 (Unaudited) - Statement of Investments - 11
Common Stocks 98.3%
Shares Value ($)
AUSTRALIA 9.1%
Banks 1.1%
Commonwealth Bank of
Australia 242,186 15,899,641
Commercial Services & Supplies 0.7%
Brambles Ltd. 1,336,772 10,764,943
Energy Equipment & Services 0.1%
Worley Ltd. 211,197 1,679,289
Equity Real Estate Investment Trusts (REITs) 0.7%
Goodman Group 750,630 10,340,729
Health Care Providers & Services 0.7%
Sonic H ealthcare Ltd. 393,820 10,531,693
Metals & Mining 4.0%
BHP Group Ltd. 18,022 623,403
BHP Group plc 503,966 14,550,160
Fortescue Metals Group Ltd. 839,563 12,816,758
Glencore plc * 956,176 3,746,280
Mineral Resources Ltd. 175,254 5,082,004
Rio Tinto Ltd. 90,915 7,688,999
Rio Tinto plc, ADR (a) 197,310 15,321,121
59,828,725
Multiline Retail 0.9%
Wesfarmers Ltd. 340,022 13,637,518
Oil, Gas & Consumable Fuels 0.2%
Origin Energy Ltd. 1,024,248 3,658,852
Specialty Retail 0.7%
JB Hi-Fi Ltd. 251,702 9,923,646
Premier Investments Ltd. 52,008 1,030,968
10,954,614
137,296,004
BELGIUM 0.0%
†
Chemicals 0.0%
†
Tessenderlo Group SA * 4,632 203,459
Equity Real Estate Investment Trusts (REITs) 0.0%
†
Warehouses De Pauw CVA 7,340 242,570
446,029
CHINA 0.6%
Food Products 0.0%
†
Wilmar International Ltd. 121,400 490,818
Marine 0.2%
SITC International Holdings
Co. Ltd. 874,000 2,975,111
Specialty Retail 0.4%
Chow Tai Fook Jewellery
Group Ltd. 3,715,600 5,693,380
9,159,309
DENMARK 1.2%
Health Care Equipment & Supplies 0.1%
GN Store Nord A/S 12,411 978,254
Marine 0.8%
AP Moller - Maersk A/S,
Class A 1,380 3,009,181
Common Stocks
Shares Value ($)
DENMARK
Marine
AP Moller - Maersk A/S,
Class B 3,931 9,146,259
12,155,440
Pharmaceuticals 0.2%
Novo Nordisk A/S, Class B 55,107 3,721,481
Textiles, Apparel & Luxury Goods 0.1%
Pandora A/S 17,875 1,915,497
18,770,672
FINLAND 1.2%
Communications Equipment 0.0%
†
Nokia OYJ * 84,351 337,172
Food & Staples Retailing 0.7%
Kesko OYJ, Class B 372,936 11,407,740
Machinery 0.3%
Kone OYJ, Class B 51,069 4,171,023
Multiline Retail 0.1%
Tokmanni Group Corp. 41,299 969,448
Paper & Forest Products 0.1%
Metsa Board OYJ 167,939 1,833,037
18,718,420
FRANCE 9.0%
Automobiles 0.1%
Trigano SA (a) 8,910 1,665,948
Banks 0.5%
BNP Paribas SA * 82,646 5,021,579
Societe Generale SA * 75,965 1,984,937
7,006,516
Building Products 0.4%
Cie de Saint-Gobain 111,662 6,590,937
Chemicals 0.5%
Arkema SA 60,102 7,283,802
Construction & Engineering 0.2%
Bouygues SA 56,444 2,263,700
Electrical Equipment 1.8%
Legrand SA 51,986 4,836,785
Nexans SA 22,840 2,022,626
Schneider Electric SE 141,178 21,569,983
28,429,394
Equity Real Estate Investment Trusts (REITs) 0.6%
Gecina SA 63,501 8,743,994
Life Sciences Tools & Services 0.5%
Sartorius Stedim Biotech 16,667 6,864,060
Media 0.2%
Publicis Groupe SA 48,056 2,933,558
Oil, Gas & Consumable Fuels 0.1%
Gaztransport Et Technigaz SA 12,635 1,007,757
Personal Products 0.9%
L'Oreal SA 35,922 13,768,795
Professional Services 0.6%
Teleperformance 25,925 9,434,892

12 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT GS International Equity Insights Fund
Common Stocks
Shares Value ($)
FRANCE
Software 0.6%
Dassault Systemes SE 39,372 8,423,677
Textiles, Apparel & Luxury Goods 1.1%
Hermes International 4,269 4,726,988
Kering SA 18,884 13,038,680
17,765,668
Trading Companies & Distributors 0.9%
Rexel SA 692,410 13,726,556
135,909,254
GERMANY 10.3%
Air Freight & Logistics 1.0%
Deutsche Post AG
(Registered) 279,909 15,335,868
Auto Components 0.0%
†
SAF-Holland SE * 21,192 308,211
Automobiles 2.7%
Bayerische Motoren Werke
AG 16,616 1,722,695
Daimler AG (Registered) 124,539 11,096,239
Porsche Automobil Holding
SE (Preference) 102,681 10,889,860
Volkswagen AG (Preference) 54,979 15,364,607
39,073,401
Household Products 0.8%
Henkel AG & Co. KGaA
(Preference) 101,227 11,380,995
Industrial Conglomerates 0.3%
Rheinmetall AG 41,974 4,253,191
Insurance 2.2%
Allianz SE (Registered) 71,397 18,176,274
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen (Registered) 43,164 13,294,751
31,471,025
Interactive Media & Services 0.5%
Scout24 AG Reg. S (b) 102,498 7,777,275
Life Sciences Tools & Services 0.5%
Gerresheimer AG 77,823 7,729,028
Marine 0.0%
†
Hapag-Lloyd AG Reg. S (b) 2,414 374,906
Media 0.1%
ProSiebenSat.1 Media SE * 103,094 2,108,301
Metals & Mining 0.3%
Aurubis AG 62,139 5,148,703
Pharmaceuticals 0.8%
Merck KGaA 67,070 11,467,881
Semiconductors & Semiconductor Equipment 0.2%
Infineon Technologies AG 74,506 3,159,824
Textiles, Apparel & Luxury Goods 0.2%
adidas AG * 8,791 2,744,176
Thrifts & Mortgage Finance 0.0%
†
Aareal Bank AG 9,622 273,139
Common Stocks
Shares Value ($)
GERMANY
Trading Companies & Distributors 0.7%
Brenntag SE 121,496 10,372,394
152,978,318
HONG KONG 3.4%
Electric Utilities 0.0%
†
CLP Holdings Ltd. 63,000 612,074
Insurance 1.9%
AIA Group Ltd. 2,244,200 27,301,819
Machinery 0.8%
Techtronic Industries Co. Ltd. 659,000 11,328,325
Real Estate Management & Development 0.7%
CK Asset Holdings Ltd. 376,500 2,288,582
Sun Hung Kai Properties Ltd. 576,000 8,737,397
11,025,979
Specialty Retail 0.0%
†
Luk Fook Holdings
International Ltd. 92,000 253,214
50,521,411
IRELAND 0.1%
Containers & Packaging 0.1%
Smurfit Kappa Group plc 31,336 1,472,454
ISRAEL 0.2%
Diversified Financial Services 0.2%
Plus500 Ltd. 188,163 3,631,436
ITALY 0.8%
Banks 0.3%
Mediobanca Banca di Credito
Finanziario SpA * 172,933 1,923,809
UniCredit SpA * 249,074 2,645,040
4,568,849
Construction Materials 0.0%
†
Buzzi Unicem SpA 23,267 606,941
Electric Utilities 0.3%
Enel SpA 408,325 4,079,780
Electrical Equipment 0.1%
Prysmian SpA 61,866 2,014,372
Insurance 0.0%
†
Poste Italiane SpA Reg. S (b) 15,451 197,100
Oil, Gas & Consumable Fuels 0.1%
Eni SpA 69,226 853,840
12,320,882
JAPAN 30.5%
Auto Components 1.0%
Aisin Corp. (a) 67,000 2,555,859
Bridgestone Corp. 52,400 2,128,470
Sumitomo Electric Industries
Ltd. 674,900 10,159,124
Toyoda Gosei Co. Ltd. 13,500 356,423
15,199,876
Automobiles 1.1%
Subaru Corp. (a) 222,700 4,458,561
Toyota Motor Corp. 162,000 12,656,584
17,115,145

NVIT GS International Equity Insights Fund - March 31, 2021 (Unaudited) - Statement of Investments - 13
Common Stocks
Shares Value ($)
JAPAN
Banks 1.0%
Mitsubishi UFJ Financial
Group, Inc. 2,719,400 14,510,845
Beverages 0.4%
Kirin Holdings Co. Ltd. 304,400 5,836,470
Capital Markets 0.2%
Nomura Holdings, Inc. 706,700 3,735,710
Chemicals 1.0%
Daicel Corp. 46,800 361,531
Nitto Denko Corp. 34,500 2,961,922
Teijin Ltd. (a) 177,800 3,063,340
Tosoh Corp. 460,400 8,813,151
15,199,944
Commercial Services & Supplies 0.2%
Dai Nippon Printing Co. Ltd. 110,200 2,320,196
Toppan Printing Co. Ltd. 29,900 505,213
2,825,409
Construction & Engineering 0.3%
Shimizu Corp. 49,300 400,649
Taisei Corp. (a) 114,200 4,403,221
4,803,870
Construction Materials 0.3%
Taiheiyo Cement Corp. (a) 154,800 4,083,870
Distributors 0.0%
†
Doshisha Co. Ltd. (a) 26,200 444,065
Diversified Financial Services 0.9%
ORIX Corp. (a) 830,300 14,059,677
Diversified Telecommunication Services 0.5%
Nippon Telegraph &
Telephone Corp. 286,400 7,371,087
Electric Utilities 0.1%
Chubu Electric Power Co.,
Inc. 173,400 2,238,262
Electrical Equipment 0.8%
Mitsubishi Electric Corp. 783,900 12,007,306
Electronic Equipment, Instruments & Components 1.0%
Macnica Fuji Electronics
Holdings, Inc. (a) 45,200 905,364
Murata Manufacturing Co.
Ltd. 74,600 6,014,671
Nippon Electric Glass Co. Ltd. 49,600 1,153,927
Omron Corp. 83,600 6,551,768
14,625,730
Entertainment 2.4%
DeNA Co. Ltd. (a) 291,100 5,710,525
Koei Tecmo Holdings Co. Ltd. 52,780 2,378,362
Konami Holdings Corp. (a) 202,300 12,096,674
Nintendo Co. Ltd. 25,800 14,441,476
34,627,037
Food Products 0.1%
Nisshin Oillio Group Ltd.
(The) (a) 50,700 1,493,875
Gas Utilities 0.1%
Osaka Gas Co. Ltd. 86,300 1,687,310
Common Stocks
Shares Value ($)
JAPAN
Health Care Equipment & Supplies 0.6%
Hoya Corp. 80,200 9,446,024
Health Care Providers & Services 0.2%
H.U. Group Holdings, Inc. (a) 100,400 3,373,518
Health Care Technology 0.4%
M3, Inc. 91,300 6,275,940
Hotels, Restaurants & Leisure 0.1%
Tokyotokeiba Co. Ltd. 16,200 819,271
Household Durables 2.5%
Casio Computer Co. Ltd. (a) 79,600 1,507,466
Open House Co. Ltd. 4,400 188,193
Panasonic Corp. 880,500 11,375,715
Sony Group Corp. 216,400 22,782,906
35,854,280
Interactive Media & Services 0.0%
†
Z Holdings Corp. 51,600 257,636
Internet & Direct Marketing Retail 0.3%
Rakuten Group, Inc. 343,600 4,094,798
IT Services 1.7%
Fujitsu Ltd. 82,900 12,032,393
NEC Corp. 183,200 10,809,907
NEC Networks & System
Integration Corp. 25,700 454,887
Nomura Research Institute
Ltd. (a) 16,100 500,433
NTT Data Corp. 75,900 1,179,018
Transcosmos, Inc. 38,400 1,037,024
26,013,662
Leisure Products 0.3%
Sega Sammy Holdings, Inc. 302,600 4,732,664
Machinery 1.1%
Ebara Corp. 219,900 8,943,420
NGK Insulators Ltd. 395,800 7,280,398
16,223,818
Marine 0.3%
Nippon Yusen KK 130,100 4,464,077
Media 0.7%
Dentsu Group, Inc. (a) 315,300 10,163,633
SKY Perfect JSAT Holdings,
Inc. 132,300 588,872
10,752,505
Metals & Mining 0.8%
Dowa Holdings Co. Ltd. (a) 33,300 1,386,791
Hitachi Metals Ltd. 493,000 8,111,829
Mitsubishi Materials Corp. (a) 55,500 1,295,281
Nippon Steel Corp. 90,800 1,546,266
12,340,167
Oil, Gas & Consumable Fuels 1.0%
ENEOS Holdings, Inc. 2,297,100 10,403,692
Inpex Corp. 732,100 4,995,939
15,399,631
Pharmaceuticals 1.0%
Takeda Pharmaceutical Co.
Ltd. 417,600 15,089,178
Professional Services 0.2%
Recruit Holdings Co. Ltd. 54,400 2,669,546

14 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT GS International Equity Insights Fund
Common Stocks
Shares Value ($)
JAPAN
Real Estate Management & Development 0.5%
Daiwa House Industry Co.
Ltd. 221,600 6,511,545
Nomura Real Estate
Holdings, Inc. 20,800 502,845
7,014,390
Road & Rail 0.3%
Nikkon Holdings Co. Ltd. (a) 8,600 172,725
Nippon Express Co. Ltd. 21,800 1,629,589
Seino Holdings Co. Ltd. 157,500 2,193,595
3,995,909
Semiconductors & Semiconductor Equipment 1.0%
Rohm Co. Ltd. 34,100 3,374,521
Tokyo Electron Ltd. 17,700 7,578,228
Tokyo Seimitsu Co. Ltd. (a) 82,600 3,784,484
14,737,233
Specialty Retail 1.4%
Autobacs Seven Co. Ltd. 77,400 1,050,500
Hikari Tsushin, Inc. 11,300 2,277,227
K's Holdings Corp. (a) 99,600 1,371,753
Nitori Holdings Co. Ltd. 34,900 6,773,069
USS Co. Ltd. 19,500 382,131
Yamada Holdings Co. Ltd. 1,825,600 9,863,489
21,718,169
Technology Hardware, Storage & Peripherals 0.8%
Brother Industries Ltd. 217,800 4,841,424
Konica Minolta, Inc. 411,100 2,237,002
Seiko Epson Corp. (a) 336,800 5,510,287
12,588,713
Tobacco 0.7%
Japan Tobacco, Inc. 526,600 10,126,446
Trading Companies & Distributors 2.0%
ITOCHU Corp. 42,600 1,384,960
Mitsui & Co. Ltd. 583,800 12,203,773
Nagase & Co. Ltd. (a) 51,600 809,531
Sojitz Corp. 1,215,600 3,425,363
Sumitomo Corp. 719,400 10,290,025
Toyota Tsusho Corp. 16,400 693,067
28,806,719
Wireless Telecommunication Services 1.2%
KDDI Corp. 28,000 860,361
SoftBank Group Corp. 206,000 17,466,107
18,326,468
456,986,250
LUXEMBOURG 0.9%
Life Sciences Tools & Services 0.8%
Eurofins Scientific SE (a) 111,569 10,666,815
Metals & Mining 0.1%
APERAM SA 47,027 2,118,568
12,785,383
MALTA 0.5%
Hotels, Restaurants & Leisure 0.5%
Kindred Group plc, SDR 459,128 8,070,837
NETHERLANDS 6.5%
Banks 0.0%
†
Van Lanschot Kempen NV,
CVA 14,998 419,515
Common Stocks
Shares Value ($)
NETHERLANDS
Capital Markets 0.2%
Flow Traders Reg. S (b) 85,265 3,565,325
Electrical Equipment 0.0%
†
Signify NV Reg. S *(b) 5,513 284,295
Food & Staples Retailing 0.9%
Koninklijke Ahold Delhaize
NV 454,153 12,650,000
Health Care Equipment & Supplies 0.5%
Koninklijke Philips NV * 134,895 7,701,628
Oil, Gas & Consumable Fuels 0.7%
Royal Dutch Shell plc, Class
A (a) 277,584 5,444,594
Royal Dutch Shell plc, Class
B, ADR 118,563 4,366,675
9,811,269
Professional Services 0.4%
Randstad NV 94,175 6,625,650
Semiconductors & Semiconductor Equipment 3.8%
ASM International NV 31,324 9,165,900
ASML Holding NV 62,163 37,915,623
BE Semiconductor Industries
NV 107,178 9,027,891
56,109,414
97,167,096
NEW ZEALAND 0.5%
Health Care Equipment & Supplies 0.2%
Fisher & Paykel Healthcare
Corp. Ltd. 119,270 2,678,075
Software 0.3%
Xero Ltd. * 57,092 5,539,774
8,217,849
NORWAY 1.0%
Food Products 0.6%
Orkla ASA 975,589 9,565,306
Metals & Mining 0.4%
Norsk Hydro ASA 833,651 5,341,661
14,906,967
SINGAPORE 1.2%
Banks 1.2%
DBS Group Holdings Ltd. 585,075 12,621,198
United Overseas Bank Ltd. 246,200 4,755,805
17,377,003
SOUTH AFRICA 0.8%
Metals & Mining 0.8%
Anglo American plc 318,139 12,465,074
SPAIN 1.5%
Air Freight & Logistics 0.0%
†
Cia de Distribucion Integral
Logista Holdings SA 32,044 634,962
Banks 1.0%
Banco Bilbao Vizcaya
Argentaria SA 1,456,749 7,588,029
Banco Santander SA 1,616,895 5,495,778

NVIT GS International Equity Insights Fund - March 31, 2021 (Unaudited) - Statement of Investments - 15
Common Stocks
Shares Value ($)
SPAIN
Banks
Bankinter SA 206,938 1,437,114
14,520,921
Electric Utilities 0.3%
Iberdrola SA 401,309 5,173,889
Metals & Mining 0.2%
Acerinox SA 191,137 2,494,493
22,824,265
SWEDEN 4.1%
Communications Equipment 0.2%
Telefonaktiebolaget LM
Ericsson, Class B 275,617 3,645,800
Diversified Financial Services 1.1%
Investor AB, Class A 7,118 564,076
Investor AB, Class B 188,648 15,045,594
15,609,670
Hotels, Restaurants & Leisure 0.3%
Betsson AB * 66,173 613,466
Evolution Gaming Group AB
Reg. S (b) 30,402 4,478,098
5,091,564
Household Durables 0.1%
Nobia AB * 266,656 2,029,793
Internet & Direct Marketing Retail 0.0%
†
Boozt AB Reg. S *(b) 14,463 301,703
Machinery 1.1%
Epiroc AB, Class B 35,141 732,240
Volvo AB, Class B (a) 541,838 13,709,682
14,441,922
Metals & Mining 0.1%
Boliden AB 49,376 1,829,375
Oil, Gas & Consumable Fuels 0.5%
Lundin Energy AB (a) 227,837 7,159,804
Tobacco 0.7%
Swedish Match AB 140,842 10,996,921
61,106,552
SWITZERLAND 6.6%
Capital Markets 1.3%
Credit Suisse Group AG
(Registered) 555,245 5,862,140
UBS Group AG (Registered) 895,905 13,871,532
19,733,672
Household Durables 0.1%
Forbo Holding AG
(Registered) 425 768,914
Insurance 0.7%
Swiss Life Holding AG
(Registered) 21,012 10,327,837
Life Sciences Tools & Services 1.4%
Bachem Holding AG
(Registered), Class B 4,237 1,816,261
Lonza Group AG (Registered) 20,764 11,604,344
Tecan Group AG (Registered)
(a) 19,154 8,500,551
21,921,156
Common Stocks
Shares Value ($)
SWITZERLAND
Marine 0.5%
Kuehne + Nagel International
AG (Registered) 25,185 7,186,284
Pharmaceuticals 0.7%
Roche Holding AG 33,778 10,918,386
Professional Services 0.8%
Adecco Group AG
(Registered) 168,137 11,323,743
Semiconductors & Semiconductor Equipment 0.7%
STMicroelectronics NV 287,779 10,966,403
Technology Hardware, Storage & Peripherals 0.4%
Logitech International SA
(Registered) 62,668 6,568,589
99,714,984
UKRAINE 0.1%
Metals & Mining 0.1%
Ferrexpo plc 363,027 1,874,545
UNITED KINGDOM 8.1%
Banks 0.4%
Barclays plc 722,123 1,851,631
Lloyds Banking Group plc * 7,849,282 4,595,828
6,447,459
Capital Markets 0.3%
3i Group plc 206,132 3,278,890
Man Group plc 758,708 1,684,776
4,963,666
Communications Equipment 0.0%
†
Spirent Communications plc 225,884 742,948
Distributors 0.1%
Inchcape plc * 142,074 1,472,273
Diversified Financial Services 0.1%
M&G plc 510,678 1,460,444
Food Products 0.1%
Tate & Lyle plc 150,441 1,591,354
Hotels, Restaurants & Leisure 0.4%
Entain plc * 260,645 5,456,586
Playtech plc * 155,740 948,961
6,405,547
Household Durables 0.2%
Barratt Developments plc * 278,806 2,871,428
Industrial Conglomerates 0.1%
Melrose Industries plc * 732,967 1,686,998
Insurance 1.6%
Aviva plc 2,577,050 14,507,746
Legal & General Group plc 2,097,196 8,057,172
22,564,918
Leisure Products 0.1%
Games Workshop Group plc 9,295 1,276,856
Machinery 0.8%
CNH Industrial NV 820,183 12,738,845
Media 0.7%
ITV plc * 6,260,167 10,368,152

16 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT GS International Equity Insights Fund
Common Stocks
Shares Value ($)
UNITED KINGDOM
Multiline Retail 0.2%
Next plc * 29,508 3,199,628
Paper & Forest Products 0.2%
Mondi plc 104,576 2,668,080
Pharmaceuticals 0.8%
AstraZeneca plc, ADR (a) 253,744 12,616,152
Specialty Retail 0.2%
JD Sports Fashion plc * 234,656 2,668,488
Tobacco 1.8%
British American Tobacco plc 454,218 17,373,444
Imperial Brands plc 383,152 7,882,835
25,256,279
120,999,515
UNITED STATES 0.1%
Automobiles 0.1%
Stellantis NV 119,821 2,126,729
Total Common Stocks
(cost $1,256,275,791) 1,477,847,238
Repurchase Agreements 2.4%
Principal
Amount ($)
Cantor Fitzgerald &
Co., 0.02%, dated
3/31/2021, due 4/1/2021,
repurchase price
$563,172, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 6.50%, maturing
8/25/2022 - 1/16/2061;
total market value
$574,435.(c) 563,171 563,171
HSBC Bank plc, 0.09%,
dated 3/31/2021, due
4/1/2021, repurchase
price $15,400,039,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 3.75%, maturing
6/3/2021 - 11/15/2050;
total market value
$15,714,325.(c) 15,400,000 15,400,000
MetLife, Inc., 0.03%,
dated 3/31/2021, due
4/1/2021, repurchase
price $10,000,009,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 8/15/2027 -
11/15/2050; total market
value $10,204,090.(c) 10,000,000 10,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
NatWest Markets
Securities, Inc., 0.02%,
dated 3/26/2021, due
4/1/2021, repurchase
price $10,000,026,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 8.13%, maturing
5/15/2021 - 2/15/2051;
total market value
$10,200,028.(c) 10,000,000 10,000,000
Total Repurchase Agreements
(cost $35,963,171) 35,963,171
Total Investments
(cost $1,292,238,962)   — 100.7% 1,513,810,409
Liabilities in excess of other assets
— (0.7)% (11,080,887)
NET ASSETS — 100.0%
$ 1,502,729,522
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at March
31, 2021. The total value of securities on loan at March 31,
2021 was $68,865,744, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $35,963,171 and by $36,475,075 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.88%, and maturity dates ranging
from 4/6/2021 – 2/15/2051, a total value of $72,438,246.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at March 31, 2021 was
$16,978,702 which represents 1.13% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2021 was $35,963,171.
ADR American Depositary Receipt
CVA Dutch Certification
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.

NVIT GS International Equity Insights Fund - March 31, 2021 (Unaudited) - Statement of Investments - 17
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
SDR Swedish Depository Receipt

18 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT GS International Equity Insights Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

NVIT GS International Equity Insights Fund - March 31, 2021 (Unaudited) - Statement of Investments - 19
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Air Freight & Logistics $ – $ 15,970,830 $ – $ 15,970,830
Auto Components – 15,508,087 – 15,508,087
Automobiles – 59,981,223 – 59,981,223
Banks – 80,750,749 – 80,750,749
Beverages – 5,836,470 – 5,836,470
Building Products – 6,590,937 – 6,590,937
Capital Markets – 31,998,373 – 31,998,373
Chemicals – 22,687,205 – 22,687,205
Commercial Services & Supplies – 13,590,352 – 13,590,352
Communications Equipment – 4,725,920 – 4,725,920
Construction & Engineering – 7,067,570 – 7,067,570
Construction Materials – 4,690,811 – 4,690,811
Containers & Packaging – 1,472,454 – 1,472,454
Distributors – 1,916,338 – 1,916,338
Diversified Financial Services – 34,761,227 – 34,761,227
Diversified Telecommunication Services – 7,371,087 – 7,371,087
Electric Utilities – 12,104,005 – 12,104,005
Electrical Equipment – 42,735,367 – 42,735,367
Electronic Equipment, Instruments &
Components – 14,625,730 – 14,625,730
Energy Equipment & Services – 1,679,289 – 1,679,289
Entertainment – 34,627,037 – 34,627,037
Equity Real Estate Investment Trusts
(REITs) – 19,327,293 – 19,327,293
Food & Staples Retailing – 24,057,740 – 24,057,740
Food Products – 13,141,353 – 13,141,353
Gas Utilities – 1,687,310 – 1,687,310
Health Care Equipment & Supplies – 20,803,981 – 20,803,981
Health Care Providers & Services – 13,905,211 – 13,905,211
Health Care Technology – 6,275,940 – 6,275,940
Hotels, Restaurants & Leisure – 20,387,219 – 20,387,219
Household Durables – 41,524,415 – 41,524,415
Household Products – 11,380,995 – 11,380,995
Industrial Conglomerates – 5,940,189 – 5,940,189
Insurance – 91,862,699 – 91,862,699
Interactive Media & Services – 8,034,911 – 8,034,911
Internet & Direct Marketing Retail – 4,396,501 – 4,396,501
IT Services – 26,013,662 – 26,013,662
Leisure Products – 6,009,520 – 6,009,520
Life Sciences Tools & Services – 47,181,059 – 47,181,059
Machinery – 58,903,933 – 58,903,933
Marine – 27,155,818 – 27,155,818
Media – 26,162,516 – 26,162,516
Metals & Mining 15,321,121 88,120,190 – 103,441,311
Multiline Retail – 17,806,594 – 17,806,594
Oil, Gas & Consumable Fuels 4,366,675 33,524,478 – 37,891,153
Paper & Forest Products – 4,501,117 – 4,501,117
Personal Products – 13,768,795 – 13,768,795
Pharmaceuticals 12,616,152 41,196,926 – 53,813,078
Professional Services – 30,053,831 – 30,053,831
Real Estate Management & Development – 18,040,369 – 18,040,369
Road & Rail – 3,995,909 – 3,995,909
Semiconductors & Semiconductor
Equipment – 84,972,874 – 84,972,874
Software – 13,963,451 – 13,963,451
Specialty Retail – 41,287,865 – 41,287,865
Technology Hardware, Storage &
Peripherals – 19,157,302 – 19,157,302

20 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT GS International Equity Insights Fund
Level 1 Level 2 Level 3 Total
Assets:
Textiles, Apparel & Luxury Goods $ – $ 22,425,341 $ – $ 22,425,341
Thrifts & Mortgage Finance – 273,139 – 273,139
Tobacco – 46,379,646 – 46,379,646
Trading Companies & Distributors – 52,905,669 – 52,905,669
Wireless Telecommunication Services – 18,326,468 – 18,326,468
Total Common Stocks $ 32,303,948 $ 1,445,543,290 $ – $ 1,477,847,238
Repurchase Agreements – 35,963,171 – 35,963,171
Total $ 32,303,948 $ 1,481,506,461 $ – $ 1,513,810,409
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT GS Large Cap Equity Insights Fund - March 31, 2021 (Unaudited) - Statement of Investments - 21
Common Stocks 99.1%
Shares Value ($)
Aerospace & Defense 2.4%
Howmet Aerospace, Inc.* 178,907 5,748,282
Huntington Ingalls Industries,
Inc. 29,144 5,999,293
Northrop Grumman Corp. 81,613 26,413,231
Teledyne Technologies, Inc.* 72,094 29,821,683
67,982,489
Air Freight & Logistics 0.0%
†
United Parcel Service, Inc.,
Class B 2,834 481,752
Auto Components 0.7%
Gentex Corp. 589,791 21,037,845
Automobiles 1.2%
Ford Motor Co.* 1,445,586 17,708,429
Tesla, Inc.* 23,925 15,980,225
33,688,654
Banks 0.5%
First Republic Bank 2,233 372,353
JPMorgan Chase & Co. 45,982 6,999,840
KeyCorp 57,499 1,148,830
Western Alliance Bancorp 61,141 5,774,156
14,295,179
Biotechnology 1.7%
Biogen, Inc.* 45,583 12,751,844
Moderna , Inc.* 13,982 1,830,943
Vertex Pharmaceuticals, Inc.* 149,046 32,028,495
46,611,282
Building Products 0.1%
Masco Corp. 42,979 2,574,442
Capital Markets 1.8%
Ameriprise Financial, Inc. 1,879 436,774
Bank of New York Mellon
Corp. (The) 257,580 12,180,958
Evercore , Inc., Class A 37,786 4,977,928
Interactive Brokers Group,
Inc., Class A 49,711 3,630,891
State Street Corp. 357,191 30,007,616
51,234,167
Chemicals 3.5%
Axalta Coating Systems Ltd.* 873,525 25,838,869
Celanese Corp. 194,559 29,146,884
CF Industries Holdings, Inc. 89,804 4,075,306
International Flavors &
Fragrances, Inc. 8,618 1,203,159
Mosaic Co. (The) 217,475 6,874,385
Sherwin-Williams Co. (The) 43,618 32,190,520
99,329,123
Commercial Services & Supplies 0.1%
Cintas Corp. 7,494 2,557,777
Construction & Engineering 0.1%
AECOM* 22,389 1,435,359
Construction Materials 0.5%
Eagle Materials, Inc. 9,281 1,247,459
Martin Marietta Materials, Inc. 23,214 7,795,725
Vulcan Materials Co. 28,538 4,815,788
13,858,972
Common Stocks
Shares Value ($)
Consumer Finance 3.3%
Ally Financial, Inc. 647,929 29,292,870
Capital One Financial Corp. 253,324 32,230,413
Santander Consumer USA
Holdings, Inc. 88,888 2,405,309
Synchrony Financial 731,232 29,731,893
93,660,485
Diversified Financial Services 1.9%
Berkshire Hathaway, Inc.,
Class B* 31,680 8,093,290
Jefferies Financial Group, Inc. 802,305 24,149,380
Voya Financial, Inc.(a) 322,195 20,504,490
52,747,160
Diversified Telecommunication Services 0.2%
Liberty Global plc, Class C* 268,712 6,862,904
Electrical Equipment 0.7%
AMETEK, Inc. 147,393 18,826,508
Electronic Equipment, Instruments & Components 0.4%
Dolby Laboratories, Inc., Class
A 79,764 7,874,302
Jabil, Inc. 64,954 3,388,001
11,262,303
Energy Equipment & Services 0.4%
Baker Hughes Co. 81,742 1,766,444
Halliburton Co. 236,248 5,069,882
Schlumberger NV 130,373 3,544,842
10,381,168
Entertainment 3.7%
Activision Blizzard, Inc. 363,299 33,786,807
Electronic Arts, Inc. 54,288 7,348,967
Take-Two Interactive Software,
Inc.* 71,467 12,628,219
Walt Disney Co. (The)* 270,926 49,991,265
103,755,258
Equity Real Estate Investment Trusts (REITs) 4.5%
AvalonBay Communities, Inc. 43,752 8,072,682
Camden Property Trust 83,286 9,153,964
Equity LifeStyle Properties,
Inc. 455,360 28,979,110
Extra Space Storage, Inc. 43,934 5,823,452
First Industrial Realty Trust,
Inc. 267,246 12,237,194
Healthcare Trust of America,
Inc., Class A 111,378 3,071,805
Highwoods Properties, Inc. 64,736 2,779,764
Invitation Homes, Inc. 586,958 18,776,786
Prologis, Inc. 321,084 34,034,904
VEREIT, Inc. 99,935 3,859,490
126,789,151
Food & Staples Retailing 2.4%
Costco Wholesale Corp. 74,782 26,359,159
Walmart, Inc. 313,766 42,618,836
68,977,995
Food Products 0.1%
Ingredion, Inc. 39,132 3,518,749

22 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT GS Large Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies 3.9%
Cooper Cos., Inc. (The) 31,952 12,272,444
Danaher Corp. 128,480 28,918,278
Edwards Lifesciences Corp.* 67,928 5,681,498
Hologic , Inc.* 290,406 21,600,398
Medtronic plc 40,906 4,832,226
Quidel Corp.*(a) 56,514 7,229,836
Teleflex, Inc. 7,328 3,044,491
West Pharmaceutical
Services, Inc. 91,313 25,730,177
109,309,348
Health Care Providers & Services 4.9%
Anthem, Inc. 95,299 34,207,576
Centene Corp.* 307,188 19,632,385
Chemed Corp. 8,241 3,789,377
Cigna Corp. 92,064 22,255,551
HCA Healthcare, Inc. 168,760 31,784,258
Universal Health Services,
Inc., Class B 208,277 27,782,069
139,451,216
Hotels, Restaurants & Leisure 1.6%
Chipotle Mexican Grill, Inc.* 17,858 25,373,004
Darden Restaurants, Inc. 50,077 7,110,934
Penn National Gaming, Inc.* 17,438 1,828,200
Vail Resorts, Inc.* 32,420 9,455,617
43,767,755
Household Durables 0.5%
DR Horton, Inc. 163,869 14,604,005
Toll Brothers, Inc.(a) 9,123 517,548
15,121,553
Independent Power and Renewable Electricity Producers
0.3%
AES Corp. (The) 303,107 8,126,299
Insurance 5.1%
Alleghany Corp.* 925 579,318
American Financial Group, Inc. 83,907 9,573,789
Aon plc, Class A(a) 81,112 18,664,682
Arch Capital Group Ltd.* 761,916 29,234,717
Chubb Ltd. 182,901 28,892,871
First American Financial Corp. 222,538 12,606,778
Globe Life, Inc. 137,501 13,286,721
Old Republic International
Corp. 345,707 7,550,241
Primerica, Inc. 37,357 5,522,112
Travelers Cos., Inc. (The) 5,948 894,579
W R Berkley Corp. 236,039 17,785,539
144,591,347
Interactive Media & Services 7.5%
Alphabet, Inc., Class A* 56,589 116,715,944
Facebook, Inc., Class A* 277,426 81,710,280
Pinterest, Inc., Class A* 139,230 10,307,197
Zillow Group, Inc., Class C* 27,228 3,529,838
212,263,259
Internet & Direct Marketing Retail 4.8%
Amazon.com, Inc.* 38,875 120,282,360
Etsy, Inc.* 23,581 4,755,580
Common Stocks
Shares Value ($)
Internet & Direct Marketing Retail
Wayfair, Inc., Class A*(a) 35,333 11,121,062
136,159,002
IT Services 7.0%
Accenture plc, Class A 34,877 9,634,771
Fidelity National Information
Services, Inc. 237,346 33,373,221
Global Payments, Inc. 94,796 19,108,978
International Business
Machines Corp. 275,400 36,699,804
PayPal Holdings, Inc.* 203,261 49,359,901
VeriSign, Inc.* 103,640 20,599,487
Visa, Inc., Class A(a) 2,715 574,847
Western Union Co. (The) 1,159,794 28,600,520
197,951,529
Life Sciences Tools & Services 2.2%
IQVIA Holdings, Inc.* 40,356 7,794,358
Mettler -Toledo International,
Inc.* 26,158 30,230,539
Thermo Fisher Scientific, Inc. 51,723 23,605,343
61,630,240
Machinery 1.3%
Donaldson Co., Inc. 41,088 2,389,678
PACCAR, Inc. 33,899 3,149,895
Parker-Hannifin Corp. 99,079 31,252,489
36,792,062
Media 1.2%
Charter Communications, Inc.,
Class A*(a) 7,551 4,659,118
News Corp., Class A 400,137 10,175,484
Nexstar Media Group, Inc.,
Class A 62,223 8,737,976
Omnicom Group, Inc. 152,639 11,318,182
34,890,760
Multiline Retail 0.8%
Kohl's Corp. 116,053 6,917,919
Target Corp. 72,779 14,415,337
21,333,256
Multi-Utilities 0.0%
†
MDU Resources Group, Inc. 14,703 464,762
Oil, Gas & Consumable Fuels 1.6%
Cimarex Energy Co. 5,698 338,404
Diamondback Energy, Inc. 69,937 5,139,670
EOG Resources, Inc.(a) 183,583 13,315,275
Hess Corp. 226,766 16,045,962
Pioneer Natural Resources
Co. 44,894 7,130,065
Targa Resources Corp. 90,100 2,860,675
44,830,051
Personal Products 1.3%
Estee Lauder Cos., Inc. (The),
Class A 114,260 33,232,521
Herbalife Nutrition Ltd.* 104,086 4,617,255
37,849,776
Pharmaceuticals 3.5%
Jazz Pharmaceuticals plc* 3,346 549,982
Johnson & Johnson 371,596 61,071,803

NVIT GS Large Cap Equity Insights Fund - March 31, 2021 (Unaudited) - Statement of Investments - 23
Common Stocks
Shares Value ($)
Pharmaceuticals
Perrigo Co. plc 76,343 3,089,601
Zoetis, Inc. 217,792 34,297,884
99,009,270
Road & Rail 1.6%
AMERCO 16,910 10,359,066
Kansas City Southern 4,622 1,219,838
Knight-Swift Transportation
Holdings, Inc. 31,931 1,535,562
Old Dominion Freight Line, Inc. 128,877 30,983,319
Union Pacific Corp. 6,612 1,457,351
45,555,136
Semiconductors & Semiconductor Equipment 3.8%
Advanced Micro Devices,
Inc.*(a) 104,846 8,230,411
Applied Materials, Inc. 290,018 38,746,405
KLA Corp. 4,814 1,590,546
Lam Research Corp. 15,498 9,225,029
Micron Technology, Inc.* 24,837 2,190,872
NXP Semiconductors NV 131,827 26,542,048
Texas Instruments, Inc. 108,541 20,513,163
107,038,474
Software 7.5%
DocuSign, Inc.* 19,249 3,896,960
Fair Isaac Corp.* 5,219 2,536,695
HubSpot , Inc.* 9,355 4,249,135
Microsoft Corp. 686,418 161,836,772
Oracle Corp. 214,862 15,076,867
salesforce.com, Inc.* 45,204 9,577,371
Trade Desk, Inc. (The), Class
A* 23,584 15,368,749
212,542,549
Specialty Retail 1.2%
Dick's Sporting Goods, Inc. 180,686 13,759,239
L Brands, Inc.* 338,784 20,957,178
34,716,417
Technology Hardware, Storage & Peripherals 5.7%
Apple, Inc. 1,233,029 150,614,492
Western Digital Corp. 173,821 11,602,552
162,217,044
Textiles, Apparel & Luxury Goods 0.1%
Tapestry, Inc.* 88,152 3,632,744
Tobacco 1.3%
Philip Morris International, Inc. 426,250 37,825,425
Trading Companies & Distributors 0.2%
Air Lease Corp. 65,806 3,224,494
United Rentals, Inc.*(a) 10,184 3,353,693
6,578,187
Total Common Stocks
(cost $2,316,211,021) 2,805,516,183
Repurchase Agreements 0.3%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
0.02%, dated 03/31/2021,
due 4/1/2021, repurchase
price $4,697,848,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 6.50%, maturing
8/25/2022 - 1/16/2061;
total market value
$4,791,801.(b) 4,697,845 4,697,845
HSBC Bank plc,
0.09%, dated 03/31/2021,
due 4/1/2021, repurchase
price $4,100,011,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 3.75%, maturing
6/3/2021 - 11/15/2050;
total market value
$4,183,684.(b) 4,100,000 4,100,000
NatWest Markets Securities,
Inc.,
0.02%, dated 03/26/2021,
due 4/1/2021, repurchase
price $1,000,003,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 8.13%, maturing
5/15/2021 - 2/15/2051;
total market value
$1,020,003.(b) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $9,797,845) 9,797,845
Total Investments
(cost $2,326,008,866) — 99.4% 2,815,314,028
Other assets in excess of liabilities — 0.6% 15,706,187
NET ASSETS — 100.0%
$ 2,831,020,215

24 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT GS Large Cap Equity Insights Fund
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at March
31, 2021. The total value of securities on loan at March 31,
2021 was $49,215,621, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $9,797,845 and by $40,795,011 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 7.25%, and maturity dates ranging from
4/8/2021 – 11/15/2050, a total value of $50,592,856.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2021 was $9,797,845.
REIT Real Estate Investment Trust
Futures contracts outstanding as of March 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 4 6/2021 USD 793,480 6,892
6,892
At March 31, 2021, the Fund had $48,400 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

NVIT GS Large Cap Equity Insights Fund - March 31, 2021 (Unaudited) - Statement of Investments - 25
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

26 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT GS Large Cap Equity Insights Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2021. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2021:
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 2,805,516,183 $ – $ – $ 2,805,516,183
Futures Contracts 6,892 – – 6,892
Repurchase Agreements – 9,797,845 – 9,797,845
Total $ 2,805,523,075 $ 9,797,845 $ – $ 2,815,320,920
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 6,892
Total $ 6,892
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT GS Small Cap Equity Insights Fund - March 31, 2021 (Unaudited) - Statement of Investments - 27
Common Stocks 97.6%
Shares Value ($)
Aerospace & Defense 0.5%
AeroVironment , Inc.* 1,302 151,110
Maxar Technologies, Inc. 7,832 296,206
Moog, Inc., Class A 4,398 365,694
Vectrus , Inc.* 5,547 296,432
1,109,442
Air Freight & Logistics 0.3%
Echo Global Logistics, Inc.* 19,392 609,103
Radiant Logistics, Inc.*(a) 12,459 86,590
695,693
Airlines 0.0%
†
Mesa Air Group, Inc.* 6,218 83,632
Auto Components 1.5%
Adient plc* 15,485 684,437
American Axle &
Manufacturing Holdings,
Inc.*(a) 40,916 395,248
Goodyear Tire & Rubber Co.
(The)* 103,996 1,827,210
Standard Motor Products, Inc. 2,895 120,374
Tenneco, Inc., Class A* 9,955 106,718
Visteon Corp.* 5,183 632,067
3,766,054
Banks 5.7%
1st Source Corp.(a) 11,990 570,484
Amalgamated Financial Corp. 10,336 171,474
Atlantic Capital Bancshares,
Inc.* 21,028 506,775
Atlantic Union Bankshares
Corp. 3,634 139,400
Bancorp, Inc. (The)* 63,705 1,319,968
BancorpSouth Bank 1,736 56,385
Cadence Bancorp 34,985 725,239
Civista Bancshares, Inc. 4,615 105,868
Community Bankers Trust
Corp. 8,108 71,513
CVB Financial Corp. 64,518 1,425,203
First Bancorp/PR 20,582 231,753
First Business Financial
Services, Inc. 1,397 34,548
First Foundation, Inc. 26,952 632,294
First Internet Bancorp 7,681 270,602
Fulton Financial Corp. 4,413 75,153
Guaranty Bancshares, Inc.(a) 5,455 200,471
Hanmi Financial Corp. 16,915 333,733
Heartland Financial USA, Inc. 19,852 997,761
Independent Bank Corp./MI 9,103 215,195
International Bancshares Corp. 36,765 1,706,631
Investors Bancorp, Inc.(a) 108,154 1,588,782
Metropolitan Bank Holding
Corp.*(a) 1,037 52,223
National Bank Holdings Corp.,
Class A 12,478 495,127
QCR Holdings, Inc. 1,543 72,860
Republic Bancorp, Inc., Class
A(a) 2,602 115,243
Sierra Bancorp 6,612 177,202
Southside Bancshares, Inc.(a) 1,385 53,336
TriCo Bancshares 4,253 201,465
Common Stocks
Shares Value ($)
Banks
TriState Capital Holdings, Inc.* 23,565 543,409
Trustmark Corp. 25,510 858,667
Washington Trust Bancorp,
Inc. 2,033 104,964
Westamerica Bancorp 717 45,013
14,098,741
Beverages 0.1%
Celsius Holdings, Inc.* 5,003 240,394
Biotechnology 8.8%
Affimed NV* 24,074 190,425
Amicus Therapeutics, Inc.* 36,550 361,114
Anika Therapeutics, Inc.* 1,342 54,740
Apellis Pharmaceuticals,
Inc.*(a) 13,811 592,630
Arcturus Therapeutics
Holdings, Inc.*(a) 1,739 71,821
Arcus Biosciences, Inc.*(a) 1,702 47,792
Ardelyx , Inc.*(a) 20,174 133,552
Arrowhead Pharmaceuticals,
Inc.*(a) 7,690 509,924
Atara Biotherapeutics , Inc.* 10,964 157,443
Avid Bioservices , Inc.* 44,491 811,071
BioCryst Pharmaceuticals,
Inc.* 6,275 63,817
CareDx , Inc.* 13,358 909,546
Catalyst Pharmaceuticals,
Inc.* 68,479 315,688
CEL-SCI Corp.* 2,480 37,721
CytomX Therapeutics, Inc.* 10,924 84,443
Denali Therapeutics, Inc.* 8,020 457,942
Dynavax Technologies
Corp.*(a) 8,222 80,822
Eagle Pharmaceuticals,
Inc.*(a) 5,291 220,846
Editas Medicine, Inc.*(a) 5,428 227,976
Eiger BioPharmaceuticals ,
Inc.*(a) 27,920 247,092
Emergent BioSolutions , Inc.* 889 82,597
Fate Therapeutics, Inc.* 10,401 857,562
G1 Therapeutics, Inc.*(a) 12,554 302,049
Halozyme Therapeutics, Inc.* 1,833 76,418
Hookipa Pharma, Inc.* 10,675 143,579
ImmunoGen , Inc.* 28,573 231,441
Immunovant , Inc.* 8,062 129,314
Inovio Pharmaceuticals,
Inc.*(a) 2,471 22,931
Intellia Therapeutics, Inc.*(a) 7,311 586,744
Invitae Corp.* 12,374 472,811
Kadmon Holdings, Inc.*(a) 89,209 347,023
Kura Oncology, Inc.* 21,051 595,112
Minerva Neurosciences,
Inc.*(a) 33,330 97,324
Mirati Therapeutics, Inc.*(a) 4,704 805,795
Mustang Bio, Inc.* 36,422 120,921
Myriad Genetics, Inc.*(a) 32,993 1,004,637
Natera , Inc.* 18,513 1,879,810
NextCure , Inc.* 2,108 21,101
Novavax , Inc.* 6,406 1,161,472
OPKO Health, Inc.*(a) 122,510 525,568

28 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Biotechnology
Organogenesis Holdings, Inc.* 1,897 34,563
Prothena Corp. plc* 11,787 296,089
REGENXBIO, Inc.* 2,329 79,442
Relay Therapeutics, Inc.* 1,384 47,845
Selecta Biosciences, Inc.* 106,532 482,057
Sorrento Therapeutics, Inc.*(a) 17,816 147,338
Syros Pharmaceuticals, Inc.* 8,579 64,171
TG Therapeutics, Inc.*(a) 10,874 524,127
Translate Bio, Inc.*(a) 31,008 511,322
Twist Bioscience Corp.* 4,869 603,074
Ultragenyx Pharmaceutical,
Inc.* 4,882 555,865
Veracyte , Inc.* 30,233 1,625,024
Vericel Corp.*(a) 2,545 141,375
Vir Biotechnology, Inc.*(a) 2,333 119,613
Xencor , Inc.* 28,658 1,234,014
Y- mAbs Therapeutics, Inc.* 1,304 39,433
21,545,966
Building Products 0.6%
Cornerstone Building Brands,
Inc.* 3,168 44,447
Masonite International Corp.* 7,160 825,119
Quanex Building Products
Corp.(a) 26,905 705,718
1,575,284
Capital Markets 2.7%
Artisan Partners Asset
Management, Inc., Class A 7,403 386,214
Cohen & Steers, Inc. 12,163 794,609
Cowen, Inc., Class A(a) 29,464 1,035,660
Donnelley Financial Solutions,
Inc.* 15,788 439,380
Federated Hermes, Inc., Class
B 33,996 1,064,075
Focus Financial Partners, Inc.,
Class A* 3,088 128,523
Greenhill & Co., Inc. 2,065 34,031
Hamilton Lane, Inc., Class A 1,266 112,117
Moelis & Co., Class A 6,289 345,140
Oppenheimer Holdings, Inc.,
Class A 17,051 682,893
PJT Partners, Inc., Class A(a) 17,937 1,213,438
Virtus Investment Partners,
Inc. 1,417 333,703
Westwood Holdings Group,
Inc. 2,488 35,976
6,605,759
Chemicals 2.1%
AdvanSix , Inc.* 14,405 386,342
Balchem Corp.(a) 1,384 173,567
Ferro Corp.* 42,048 708,929
Ingevity Corp.* 18,082 1,365,734
Innospec , Inc. 1,437 147,566
Koppers Holdings, Inc.* 15,685 545,211
Kraton Corp.* 9,038 330,700
Minerals Technologies, Inc. 19,465 1,466,104
5,124,153
Common Stocks
Shares Value ($)
Commercial Services & Supplies 1.1%
Cimpress plc* 1,328 132,973
Ennis, Inc. 33,958 725,003
Herman Miller, Inc. 853 35,101
HNI Corp. 14,565 576,191
KAR Auction Services, Inc.*(a) 8,022 120,330
Matthews International Corp.,
Class A 21,637 855,743
Quad/Graphics, Inc.* 23,608 83,336
Team, Inc.*(a) 22,839 263,334
2,792,011
Communications Equipment 0.5%
Calix, Inc.* 16,758 580,832
Digi International, Inc.* 3,251 61,737
NETGEAR, Inc.* 12,673 520,860
1,163,429
Construction & Engineering 1.2%
Dycom Industries, Inc.* 2,959 274,743
EMCOR Group, Inc. 5,194 582,559
Great Lakes Dredge & Dock
Corp.* 14,396 209,894
Matrix Service Co.*(a) 23,117 303,064
Primoris Services Corp. 20,575 681,650
Sterling Construction Co., Inc.* 1,479 34,313
WillScot Mobile Mini Holdings
Corp.* 28,598 793,594
2,879,817
Construction Materials 0.6%
Summit Materials, Inc., Class
A*(a) 48,636 1,362,780
United States Lime & Minerals,
Inc. 280 37,439
1,400,219
Consumer Finance 0.5%
FirstCash , Inc. 1,408 92,464
Navient Corp. 77,959 1,115,593
1,208,057
Distributors 0.0%
†
Funko , Inc., Class A*(a) 3,492 68,723
Diversified Financial Services 0.3%
Banco Latinoamericano de
Comercio Exterior SA, Class
E 43,409 656,778
Diversified Telecommunication Services 1.1%
Consolidated Communications
Holdings, Inc.* 37,072 266,918
Iridium Communications, Inc.* 34,610 1,427,663
Ooma , Inc.*(a) 5,582 88,475
ORBCOMM, Inc.* 119,462 911,495
2,694,551
Electric Utilities 0.0%
†
Genie Energy Ltd., Class B 7,773 49,281
Electrical Equipment 2.1%
Atkore , Inc.* 21,995 1,581,440
Encore Wire Corp. 1,421 95,392
FuelCell Energy, Inc.*(a) 12,015 173,136
Plug Power, Inc.* 26,536 951,050

NVIT GS Small Cap Equity Insights Fund - March 31, 2021 (Unaudited) - Statement of Investments - 29
Common Stocks
Shares Value ($)
Electrical Equipment
Powell Industries, Inc. 17,061 577,856
Sunrun , Inc.*(a) 13,762 832,326
Vicor Corp.* 10,919 928,443
5,139,643
Electronic Equipment, Instruments & Components 2.6%
Bel Fuse, Inc., Class B 8,517 169,403
Belden, Inc. 6,904 306,330
Benchmark Electronics, Inc. 13,756 425,336
CTS Corp. 14,058 436,641
Daktronics, Inc.* 4,752 29,795
II-VI, Inc.*(a) 4,829 330,159
Knowles Corp.*(a) 54,303 1,136,019
nLight , Inc.* 14,221 460,760
Novanta , Inc.* 7,117 938,661
TTM Technologies, Inc.*(a) 69,926 1,013,927
Vishay Intertechnology , Inc. 32,220 775,858
Vishay Precision Group, Inc.* 15,279 470,746
6,493,635
Energy Equipment & Services 0.6%
Cactus, Inc., Class A 9,103 278,734
ChampionX Corp.* 12,567 273,081
DMC Global, Inc.*(a) 1,273 69,073
Helix Energy Solutions Group,
Inc.* 46,899 236,840
Oceaneering International,
Inc.* 23,493 268,290
Oil States International, Inc.* 30,921 186,454
Transocean Ltd.*(a) 19,921 70,719
1,383,191
Entertainment 0.2%
AMC Entertainment Holdings,
Inc., Class A*(a) 28,223 288,157
Gaia, Inc.*(a) 18,422 219,037
507,194
Equity Real Estate Investment Trusts (REITs) 7.8%
American Assets Trust, Inc. 26,039 844,705
Armada Hoffler Properties, Inc. 5,451 68,356
CareTrust REIT, Inc. 61,864 1,440,503
Chatham Lodging Trust* 5,045 66,392
City Office REIT, Inc. 61,846 656,805
Community Healthcare Trust,
Inc. 22,060 1,017,407
EastGroup Properties, Inc. 8,160 1,169,165
Four Corners Property Trust,
Inc. 32,781 898,199
Gladstone Commercial Corp. 27,786 543,494
Healthcare Realty Trust, Inc. 11,980 363,234
Independence Realty Trust,
Inc. 54,640 830,528
Industrial Logistics Properties
Trust 32,494 751,586
Kite Realty Group Trust 17,189 331,576
Lexington Realty Trust 91,493 1,016,487
Macerich Co. (The) 3,576 41,839
National Storage Affiliates
Trust 1,535 61,293
NexPoint Residential Trust,
Inc. 31,778 1,464,648
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Physicians Realty Trust 45,217 798,984
Piedmont Office Realty Trust,
Inc., Class A 36,591 635,586
PotlatchDeltic Corp. 23,185 1,226,950
Retail Opportunity Investments
Corp. 88,259 1,400,670
Retail Value, Inc. 21,749 406,924
Sabra Health Care REIT, Inc. 39,071 678,273
Terreno Realty Corp. 26,854 1,551,356
Urban Edge Properties 26,697 441,034
Urstadt Biddle Properties, Inc.,
Class A 28,289 471,012
Whitestone REIT 2,785 27,014
19,204,020
Food & Staples Retailing 1.1%
Ingles Markets, Inc., Class A 16,623 1,024,808
Natural Grocers by Vitamin
Cottage, Inc. 11,007 193,173
Performance Food Group Co.* 22,868 1,317,425
SpartanNash Co. 2,520 49,468
2,584,874
Food Products 1.1%
B&G Foods, Inc.(a) 1,298 40,316
Darling Ingredients, Inc.* 25,902 1,905,869
John B Sanfilippo & Son, Inc. 5,710 516,013
Seneca Foods Corp., Class A* 5,454 256,829
2,719,027
Gas Utilities 0.2%
Northwest Natural Holding Co. 8,668 467,639
Southwest Gas Holdings, Inc. 441 30,301
497,940
Health Care Equipment & Supplies 3.7%
Accuray , Inc.* 11,475 56,801
Cantel Medical Corp.* 15,844 1,264,985
CONMED Corp. 7,060 921,966
CryoLife , Inc.* 2,971 67,085
FONAR Corp.* 3,779 68,362
Integer Holdings Corp.* 14,806 1,363,633
Invacare Corp.(a) 20,365 163,327
iRhythm Technologies, Inc.* 990 137,471
LeMaitre Vascular, Inc.(a) 1,712 83,511
Meridian Bioscience, Inc.* 16,088 422,310
Merit Medical Systems,
Inc.*(a) 11,980 717,362
Natus Medical, Inc.* 25,137 643,759
Neogen Corp.* 9,207 818,410
Retractable Technologies,
Inc.*(a) 6,990 89,612
Shockwave Medical, Inc.*(a) 1,617 210,631
STAAR Surgical Co.* 11,970 1,261,758
Surmodics , Inc.*(a) 9,345 523,974
Utah Medical Products, Inc.(a) 2,905 251,573
9,066,530
Health Care Providers & Services 2.8%
Brookdale Senior Living, Inc.* 13,478 81,542
Community Health Systems,
Inc.* 64,556 872,797
Covetrus , Inc.* 1,412 42,318

30 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Health Care Providers & Services
Hanger, Inc.* 17,709 404,119
HealthEquity , Inc.* 3,777 256,836
InfuSystem Holdings, Inc.* 15,934 324,416
Joint Corp. (The)* 14,895 720,471
National HealthCare Corp. 5,288 411,988
RadNet , Inc.* 11,792 256,476
Select Medical Holdings Corp.* 51,947 1,771,393
Tenet Healthcare Corp.* 30,823 1,602,796
US Physical Therapy, Inc. 1,494 155,526
6,900,678
Health Care Technology 0.1%
Inspire Medical Systems, Inc.* 1,318 272,813
OptimizeRx Corp.*(a) 1,106 53,917
326,730
Hotels, Restaurants & Leisure 4.6%
Boyd Gaming Corp.* 2,261 133,308
Brinker International, Inc.* 811 57,630
Caesars Entertainment, Inc.* 13,130 1,148,218
Carrols Restaurant Group,
Inc.* 6,545 39,172
Century Casinos, Inc.* 2,932 30,112
Churchill Downs, Inc. 2,800 636,776
Chuy's Holdings, Inc.* 11,218 497,182
Del Taco Restaurants, Inc. 3,533 33,846
El Pollo Loco Holdings, Inc.*(a) 11,956 192,731
Fiesta Restaurant Group, Inc.* 20,943 263,672
Marriott Vacations Worldwide
Corp.* 3,001 522,714
Monarch Casino & Resort,
Inc.* 5,472 331,713
Noodles & Co.*(a) 16,457 170,330
Penn National Gaming, Inc.* 13,440 1,409,050
Red Robin Gourmet Burgers,
Inc.* 7,143 284,934
Red Rock Resorts, Inc., Class
A* 51,665 1,683,762
Ruth's Hospitality Group, Inc.* 11,435 283,931
SeaWorld Entertainment, Inc.* 16,439 816,525
Shake Shack, Inc., Class A*(a) 2,118 238,847
Texas Roadhouse, Inc.* 20,946 2,009,559
Wingstop , Inc. 4,065 516,946
11,300,958
Household Durables 2.0%
Century Communities, Inc.* 8,496 512,479
iRobot Corp.* 1,432 174,962
LGI Homes, Inc.*(a) 6,236 931,097
M/I Homes, Inc.* 12,824 757,514
Sonos , Inc.* 20,795 779,188
Taylor Morrison Home Corp.* 30,727 946,699
TRI Pointe Group, Inc.* 43,051 876,518
4,978,457
Independent Power and Renewable Electricity Producers
0.3%
Clearway Energy, Inc., Class
C(a) 22,904 644,519
Insurance 3.6%
Ambac Financial Group, Inc.* 3,768 63,076
Common Stocks
Shares Value ($)
Insurance
American Equity Investment
Life Holding Co. 51,273 1,616,638
AMERISAFE, Inc.(a) 12,817 820,288
Argo Group International
Holdings Ltd. 13,398 674,187
Enstar Group Ltd.*(a) 2,585 637,797
Genworth Financial, Inc.,
Class A* 109,612 363,912
Goosehead Insurance, Inc.,
Class A 3,813 408,677
HCI Group, Inc. 1,713 131,593
James River Group Holdings
Ltd. 6,424 293,063
Kinsale Capital Group, Inc. 9,201 1,516,325
National Western Life Group,
Inc., Class A(a) 395 98,355
State Auto Financial Corp. 4,621 91,080
Stewart Information Services
Corp. 27,643 1,438,265
Trupanion , Inc.*(a) 7,942 605,260
8,758,516
Interactive Media & Services 1.0%
Cargurus , Inc.* 17,896 426,462
Cars.com, Inc.* 45,332 587,503
EverQuote , Inc., Class A*(a) 6,422 233,054
QuinStreet , Inc.* 23,755 482,226
TrueCar , Inc.* 65,238 312,164
Yelp, Inc.* 8,599 335,361
2,376,770
Internet & Direct Marketing Retail 0.5%
1-800-Flowers.com, Inc.,
Class A*(a) 28,183 778,133
Liquidity Services, Inc.* 1,630 30,285
Stamps.com, Inc.* 2,313 461,467
1,269,885
IT Services 2.0%
Brightcove , Inc.* 41,745 839,909
Cass Information Systems,
Inc. 1,236 57,190
Conduent , Inc.* 19,997 133,180
EVERTEC, Inc.(a) 30,756 1,144,738
Hackett Group, Inc. (The) 2,337 38,304
Perficient , Inc.* 23,869 1,401,588
Sykes Enterprises, Inc.* 22,075 973,066
TTEC Holdings, Inc. 4,249 426,812
5,014,787
Leisure Products 0.5%
Callaway Golf Co. 22,972 614,501
MasterCraft Boat Holdings,
Inc.* 2,780 73,920
Nautilus, Inc.* 8,205 128,326
Sturm Ruger & Co., Inc.(a) 510 33,696
Vista Outdoor, Inc.*(a) 14,052 450,648
1,301,091
Life Sciences Tools & Services 0.7%
Medpace Holdings, Inc.* 7,908 1,297,307
Personalis , Inc.* 8,990 221,244

NVIT GS Small Cap Equity Insights Fund - March 31, 2021 (Unaudited) - Statement of Investments - 31
Common Stocks
Shares Value ($)
Life Sciences Tools & Services
Quanterix Corp.* 4,667 272,880
1,791,431
Machinery 2.1%
Blue Bird Corp.* 1,134 28,384
CIRCOR International, Inc.* 1,645 57,279
Columbus McKinnon Corp. 10,402 548,809
Federal Signal Corp. 7,823 299,621
Franklin Electric Co., Inc. 9,704 766,034
Meritor, Inc.* 26,887 791,015
Miller Industries, Inc.(a) 1,524 70,394
RBC Bearings, Inc.* 6,592 1,297,108
Rexnord Corp. 20,224 952,348
Wabash National Corp. 21,380 401,944
5,212,936
Marine 0.1%
Costamare , Inc. 18,266 175,719
Media 1.2%
AMC Networks, Inc., Class A* 2,965 157,620
Cardlytics, Inc.* 1,623 178,043
Entravision Communications
Corp., Class A 9,433 38,109
EW Scripps Co. (The), Class
A(a) 26,234 505,529
Gray Television, Inc. 35,247 648,545
TechTarget , Inc.*(a) 7,345 510,110
TEGNA, Inc. 51,886 977,013
3,014,969
Metals & Mining 1.5%
Alcoa Corp.* 51,691 1,679,441
Arconic Corp.* 10,656 270,556
Century Aluminum Co.* 3,888 68,662
Cleveland-Cliffs, Inc.(a) 23,385 470,272
Haynes International, Inc. 6,563 194,724
Hecla Mining Co. 10,055 57,213
Materion Corp. 950 62,928
Olympic Steel, Inc. 5,095 150,048
Ryerson Holding Corp.* 16,047 273,441
SunCoke Energy, Inc. 31,400 220,114
United States Steel Corp.(a) 8,459 221,372
Warrior Met Coal, Inc. 6,546 112,133
3,780,904
Mortgage Real Estate Investment Trusts (REITs) 0.7%
Arlington Asset Investment
Corp., Class A* 12,622 50,993
Capstead Mortgage Corp. 36,386 226,685
Great Ajax Corp. 6,893 75,134
MFA Financial, Inc. 8,508 34,627
PennyMac Mortgage
Investment Trust 67,946 1,331,741
1,719,180
Multiline Retail 0.1%
Big Lots, Inc. 2,679 182,976
Multi-Utilities 0.8%
Black Hills Corp. 5,632 376,049
NorthWestern Corp. 23,297 1,518,964
1,895,013
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels 2.4%
Ardmore Shipping Corp.* 45,459 206,384
Bonanza Creek Energy, Inc.* 16,528 590,545
Clean Energy Fuels Corp.*(a) 17,643 242,415
CNX Resources Corp.* 10,278 151,087
Comstock Resources, Inc.* 57,648 319,370
DHT Holdings, Inc. 20,183 119,685
Earthstone Energy, Inc., Class
A* 7,838 56,042
Kosmos Energy Ltd.* 9,758 29,957
Magnolia Oil & Gas Corp.,
Class A* 56,439 647,920
Matador Resources Co. 19,252 451,459
Ovintiv , Inc. 38,635 920,286
PDC Energy, Inc.* 21,299 732,686
Penn Virginia Corp.* 1,646 22,056
Range Resources Corp.* 73,525 759,513
REX American Resources
Corp.* 1,725 145,193
Scorpio Tankers, Inc.(a) 8,304 153,292
SM Energy Co. 10,692 175,028
W&T Offshore, Inc.*(a) 21,741 78,050
5,800,968
Paper & Forest Products 1.2%
Clearwater Paper Corp.* 6,230 234,372
Glatfelter Corp. 33,885 581,128
Louisiana-Pacific Corp. 38,047 2,110,087
2,925,587
Personal Products 0.3%
elf Beauty, Inc.*(a) 8,330 223,494
Medifast , Inc. 1,021 216,268
USANA Health Sciences, Inc.* 3,145 306,952
746,714
Pharmaceuticals 2.6%
Amneal Pharmaceuticals, Inc.* 10,319 69,447
Amphastar Pharmaceuticals,
Inc.*(a) 38,355 702,664
ANI Pharmaceuticals, Inc.*(a) 19,592 708,055
BioDelivery Sciences
International, Inc.* 136,898 535,271
Cassava Sciences, Inc.*(a) 2,453 110,262
Collegium Pharmaceutical,
Inc.*(a) 3,873 91,790
Corcept Therapeutics, Inc.* 7,686 182,850
Endo International plc* 74,748 553,883
Harrow Health, Inc.*(a) 3,149 21,256
Innoviva , Inc.*(a) 66,357 792,966
Ocular Therapeutix , Inc.*(a) 7,796 127,932
Pacira BioSciences , Inc.* 477 33,433
Phibro Animal Health Corp.,
Class A(a) 36,311 885,988
Prestige Consumer
Healthcare, Inc.* 32,994 1,454,376
6,270,173
Professional Services 0.6%
Barrett Business Services, Inc. 3,406 234,537
Huron Consulting Group, Inc.* 6,800 342,584
Insperity , Inc. 433 36,260

32 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Professional Services
KBR, Inc. 21,572 828,149
1,441,530
Road & Rail 1.3%
Avis Budget Group, Inc.* 2,872 208,335
Daseke , Inc.* 48,254 409,676
Marten Transport Ltd. 73,688 1,250,485
Werner Enterprises, Inc. 30,199 1,424,487
3,292,983
Semiconductors & Semiconductor Equipment 2.2%
Ambarella , Inc.* 10,133 1,017,252
Axcelis Technologies, Inc.* 33,186 1,363,613
CEVA, Inc.* 973 54,634
Cohu , Inc.* 783 32,761
FormFactor , Inc.* 7,821 352,805
Ichor Holdings Ltd.* 2,685 144,453
Lattice Semiconductor Corp.* 1,410 63,478
MACOM Technology Solutions
Holdings, Inc.* 14,073 816,515
NeoPhotonics Corp.* 16,682 199,350
Photronics , Inc.* 15,688 201,747
Rambus, Inc.* 29,104 565,782
Ultra Clean Holdings, Inc.* 9,602 557,300
Veeco Instruments, Inc.*(a) 3,701 76,759
5,446,449
Software 4.4%
Avaya Holdings Corp.* 9,015 252,691
Cerence , Inc.*(a) 2,831 253,601
ChannelAdvisor Corp.* 35,182 828,536
Cloudera, Inc.*(a) 36,944 449,609
CommVault Systems, Inc.* 14,118 910,611
Digital Turbine, Inc.* 13,834 1,111,700
Domo, Inc., Class B* 12,994 731,432
Envestnet , Inc.* 4,193 302,860
LivePerson , Inc.*(a) 6,004 316,651
MicroStrategy , Inc., Class
A*(a) 665 451,402
Sapiens International Corp.
NV 17,870 568,087
SPS Commerce, Inc.* 11,655 1,157,458
Synchronoss Technologies,
Inc.* 27,498 98,168
Tenable Holdings, Inc.* 8,838 319,803
Upland Software, Inc.* 23,741 1,120,338
Varonis Systems, Inc.* 29,385 1,508,626
Verint Systems, Inc.* 4,475 203,568
Workiva , Inc.* 603 53,221
Xperi Holding Corp. 12,733 277,197
10,915,559
Specialty Retail 4.7%
Abercrombie & Fitch Co.,
Class A* 48,696 1,670,760
At Home Group, Inc.* 26,422 758,311
Bed Bath & Beyond, Inc.* 6,487 189,096
Boot Barn Holdings, Inc.* 3,437 214,159
Buckle, Inc. (The) 23,649 928,933
Camping World Holdings, Inc.,
Class A 23,258 846,126
Common Stocks
Shares Value ($)
Specialty Retail
Container Store Group, Inc.
(The)*(a) 4,353 72,434
GameStop Corp., Class A*(a) 4,675 887,409
Group 1 Automotive, Inc. 276 43,550
Haverty Furniture Cos., Inc. 37,418 1,391,575
Lumber Liquidators Holdings,
Inc.* 7,329 184,105
Murphy USA, Inc. 880 127,213
RH*(a) 4,170 2,487,822
Signet Jewelers Ltd.*(a) 12,627 732,113
Sleep Number Corp.* 3,733 535,648
Zumiez , Inc.* 8,629 370,184
11,439,438
Technology Hardware, Storage & Peripherals 0.4%
3D Systems Corp.*(a) 16,309 447,519
Immersion Corp.* 14,472 138,642
Super Micro Computer, Inc.* 11,508 449,502
1,035,663
Textiles, Apparel & Luxury Goods 1.1%
Crocs, Inc.* 22,021 1,771,590
G-III Apparel Group Ltd.* 6,316 190,364
Steven Madden Ltd. 7,628 284,219
Wolverine World Wide, Inc. 12,042 461,449
2,707,622
Thrifts & Mortgage Finance 1.1%
Flagstar Bancorp, Inc. 31,488 1,420,109
Merchants Bancorp 5,419 227,273
Washington Federal, Inc. 37,352 1,150,441
2,797,823
Tobacco 0.2%
Universal Corp. 2,039 120,281
Vector Group Ltd. 23,151 322,956
443,237
Trading Companies & Distributors 3.5%
Boise Cascade Co. 26,021 1,556,836
CAI International, Inc. 3,325 151,354
H&E Equipment Services, Inc.
(a) 40,399 1,535,162
Herc Holdings, Inc.* 3,216 325,877
McGrath RentCorp 18,110 1,460,571
MRC Global, Inc.*(a) 84,932 766,936
NOW, Inc.* 12,173 122,826
Rush Enterprises, Inc., Class A 32,929 1,640,852
Titan Machinery, Inc.* 13,923 355,037
Triton International Ltd. 11,302 621,497
8,536,948
Total Common Stocks
(cost $196,281,757) 239,800,251

NVIT GS Small Cap Equity Insights Fund - March 31, 2021 (Unaudited) - Statement of Investments - 33
Repurchase Agreements 2.3%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
0.02%, dated 3/31/2021,
due 4/1/2021, repurchase
price $1,322,600,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 6.50%, maturing
8/25/2022 - 1/16/2061;
total market value
$1,349,051.(b) 1,322,599 1,322,599
HSBC Bank plc,
0.09%, dated 3/31/2021,
due 4/1/2021, repurchase
price $2,400,006,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 3.75%, maturing
6/3/2021 - 11/15/2050;
total market value
$2,448,986.(b) 2,400,000 2,400,000
MetLife, Inc.,
0.03%, dated 3/31/2021,
due 4/1/2021, repurchase
price $2,000,002,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 8/15/2027 -
11/15/2050; total market
value $2,040,818.(b) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $5,722,599) 5,722,599
Total Investments
(cost $202,004,356) — 99.9% 245,522,850
Other assets in excess of liabilities — 0.1% 125,254
NET ASSETS — 100.0%
$ 245,648,104
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at March
31, 2021. The total value of securities on loan at March 31,
2021 was $16,289,177, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $5,704,422 and by $10,623,246 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.88%, and maturity dates ranging from
4/15/2021 – 2/15/2051, a total value of $16,327,668.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2021 was $5,722,599.
REIT Real Estate Investment Trust
Futures contracts outstanding as of March 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index 39 6/2021 USD 4,333,875 (246,853)
(246,853)
At March 31, 2021, the Fund had $278,850 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

34 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

NVIT GS Small Cap Equity Insights Fund - March 31, 2021 (Unaudited) - Statement of Investments - 35
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2021. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2021:
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 239,800,251 $ – $ – $ 239,800,251
Repurchase Agreements – 5,722,599 – 5,722,599
Total Assets $ 239,800,251 $ 5,722,599 $ – $ 245,522,850
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (246,853) $ – $ – $ (246,853)
Total Liabilities $ (246,853) $ – $ – $ (246,853)
Total $ 239,553,398 $ 5,722,599 $ – $ 245,275,997
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (246,853)
Total $ (246,853)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

36 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Common Stocks 98.5%
Shares Value ($)
Aerospace & Defense 2.7%
Howmet Aerospace, Inc.* 208,383 6,695,346
Huntington Ingalls Industries,
Inc. 25,651 5,280,258
Lockheed Martin Corp. 21,803 8,056,209
Textron, Inc. 146,062 8,191,157
28,222,970
Air Freight & Logistics 1.1%
Expeditors International of
Washington, Inc. 102,033 10,987,934
Automobiles 3.1%
Ford Motor Co.* 1,535,816 18,813,746
General Motors Co.* 226,429 13,010,610
31,824,356
Banks 1.1%
Comerica, Inc. 70,115 5,030,050
SVB Financial Group* 11,936 5,892,326
10,922,376
Biotechnology 3.9%
Biogen, Inc.* 32,518 9,096,910
Bluebird Bio, Inc.* 85,459 2,576,589
Gilead Sciences, Inc. 249,937 16,153,428
Incyte Corp.* 86,392 7,021,078
Ionis Pharmaceuticals, Inc.* 2,660 119,594
United Therapeutics Corp.* 31,439 5,258,802
40,226,401
Capital Markets 2.7%
Bank of New York Mellon
Corp. (The) 83,369 3,942,520
Intercontinental Exchange, Inc. 152,738 17,057,780
Northern Trust Corp. 28,500 2,995,635
Raymond James Financial,
Inc. 26,677 3,269,533
State Street Corp. 7,285 612,013
27,877,481
Chemicals 3.9%
Corteva, Inc. 232,517 10,839,943
Dow, Inc. 261,408 16,714,427
Element Solutions, Inc. 172,187 3,149,300
FMC Corp. 69,985 7,741,041
Huntsman Corp. 77,614 2,237,612
40,682,323
Commercial Services & Supplies 0.6%
Clean Harbors, Inc.* 52,338 4,399,532
Rollins, Inc. 50,446 1,736,352
6,135,884
Communications Equipment 2.1%
Ciena Corp.* 66,223 3,623,722
CommScope Holding Co.,
Inc.* 369,466 5,674,998
EchoStar Corp., Class A* 102,072 2,449,728
Juniper Networks, Inc. 402,676 10,199,783
21,948,231
Consumer Finance 2.9%
Ally Financial, Inc. 74,559 3,370,812
Capital One Financial Corp. 138,765 17,655,071
Common Stocks
Shares Value ($)
Consumer Finance
Santander Consumer USA
Holdings, Inc. 5,260 142,336
SLM Corp. 154,620 2,778,521
Synchrony Financial 156,638 6,368,901
30,315,641
Diversified Consumer Services 0.5%
frontdoor, Inc.* 19,901 1,069,679
Graham Holdings Co., Class B 6,055 3,405,574
Service Corp. International 23,577 1,203,606
5,678,859
Electric Utilities 1.1%
Hawaiian Electric Industries,
Inc. 85,795 3,811,872
Pinnacle West Capital Corp. 88,975 7,238,116
11,049,988
Electronic Equipment, Instruments & Components 1.0%
Arrow Electronics, Inc.* 38,428 4,258,591
Avnet, Inc. 140,631 5,837,593
10,096,184
Energy Equipment & Services 0.5%
Baker Hughes Co. 219,357 4,740,305
Entertainment 2.7%
Electronic Arts, Inc. 107,207 14,512,612
Liberty Media Corp.-Liberty
Formula One, Class A* 35,815 1,368,849
Madison Square Garden
Sports Corp., Class A* 20,440 3,668,162
Take-Two Interactive Software,
Inc.* 48,600 8,587,620
28,137,243
Equity Real Estate Investment Trusts (REITs) 1.0%
Equity Commonwealth 6,180 171,804
Gaming and Leisure
Properties, Inc. 176,274 7,479,306
Outfront Media, Inc.* 135,533 2,958,685
SBA Communications Corp. 922 255,901
10,865,696
Food & Staples Retailing 2.7%
Albertsons Cos., Inc., Class A 205,583 3,920,468
Costco Wholesale Corp. 44,889 15,822,475
Kroger Co. (The) 233,083 8,388,657
28,131,600
Food Products 4.3%
Archer-Daniels-Midland Co. 238,626 13,601,682
Hershey Co. (The) 64,616 10,219,667
Ingredion, Inc. 53,878 4,844,710
Pilgrim's Pride Corp.* 103,952 2,473,018
Post Holdings, Inc.* 52,410 5,540,785
Tyson Foods, Inc., Class A 105,425 7,833,077
44,512,939
Health Care Equipment & Supplies 0.3%
Envista Holdings Corp.* 65,982 2,692,066
Health Care Providers & Services 8.7%
AmerisourceBergen Corp. 92,800 10,956,896
Anthem, Inc. 56,112 20,141,402
Cardinal Health, Inc. 145,800 8,857,350

NVIT U.S. 130/30 Equity Fund - March 31, 2021 (Unaudited) - Statement of Investments - 37
Common Stocks
Shares Value ($)
Health Care Providers & Services
Centene Corp.* 9,126 583,243
Cigna Corp. 61,457 14,856,615
Humana, Inc. 41,776 17,514,588
McKesson Corp. 78,328 15,277,093
Molina Healthcare, Inc.* 5,805 1,356,977
89,544,164
Health Care Technology 0.8%
Cerner Corp. 120,513 8,662,474
Hotels, Restaurants & Leisure 0.8%
Domino's Pizza, Inc. 23,700 8,716,623
Household Durables 0.7%
NVR, Inc.* 1,638 7,716,503
Household Products 0.4%
Spectrum Brands Holdings,
Inc. 46,766 3,975,110
Independent Power and Renewable Electricity Producers
0.3%
Vistra Corp. 163,935 2,898,371
Insurance 4.3%
Alleghany Corp.* 3,152 1,974,066
Allstate Corp. (The) 134,706 15,477,719
Assurant, Inc. 45,978 6,518,301
Brighthouse Financial, Inc.* 33,890 1,499,633
Everest Re Group Ltd. 13,843 3,430,434
Markel Corp.* 4,112 4,686,117
Reinsurance Group of
America, Inc. 57,930 7,302,077
Travelers Cos., Inc. (The) 5,168 777,267
Unum Group 101,824 2,833,762
44,499,376
Interactive Media & Services 6.0%
Alphabet, Inc., Class C* 26,255 54,311,881
Facebook, Inc., Class A* 3,622 1,066,788
Twitter, Inc.* 101,669 6,469,198
61,847,867
Internet & Direct Marketing Retail 4.0%
Amazon.com, Inc.* 13,242 40,971,807
Qurate Retail, Inc., Series A 44,200 519,792
41,491,599
IT Services 1.5%
GoDaddy, Inc., Class A* 64,659 5,018,832
VeriSign, Inc.* 55,457 11,022,633
16,041,465
Machinery 0.7%
AGCO Corp. 49,412 7,098,034
Media 2.2%
Altice USA, Inc., Class A* 87,886 2,858,932
Cable One, Inc. 376 687,463
Charter Communications, Inc.,
Class A* 7,170 4,424,033
Fox Corp., Class A 133,788 4,831,085
Liberty Media Corp-Liberty
SiriusXM, Class A* 33,665 1,483,953
News Corp., Class A 204,156 5,191,687
Common Stocks
Shares Value ($)
Media
Omnicom Group, Inc. 51,041 3,784,690
23,261,843
Multiline Retail 1.3%
Target Corp. 69,662 13,797,952
Oil, Gas & Consumable Fuels 4.6%
APA Corp. 583,518 10,444,972
Cheniere Energy, Inc.* 11,150 802,911
EQT Corp.* 57,500 1,068,350
Kinder Morgan, Inc. 441,835 7,356,553
Marathon Oil Corp. 650,776 6,950,288
Occidental Petroleum Corp. 427,000 11,366,740
Pioneer Natural Resources
Co. 31,783 5,047,776
Targa Resources Corp. 130,561 4,145,312
47,182,902
Personal Products 0.1%
Coty, Inc., Class A* 84,500 761,345
Pharmaceuticals 1.2%
Bristol-Myers Squibb Co. 142,192 8,976,581
Viatris, Inc.* 214,335 2,994,260
11,970,841
Professional Services 0.2%
TriNet Group, Inc.* 22,612 1,762,832
Real Estate Management & Development 0.5%
CBRE Group, Inc., Class A* 47,004 3,718,487
Howard Hughes Corp. (The)* 11,934 1,135,281
4,853,768
Road & Rail 0.3%
Ryder System, Inc. 38,348 2,901,026
Semiconductors & Semiconductor Equipment 2.4%
Cirrus Logic, Inc.* 31,498 2,670,715
Micron Technology, Inc.* 97,934 8,638,758
QUALCOMM, Inc. 101,276 13,428,185
24,737,658
Software 6.2%
Ceridian HCM Holding, Inc.* 32,962 2,777,707
Cloudera, Inc.* 61,281 745,790
Dropbox, Inc., Class A* 108,668 2,897,089
Fortinet, Inc.* 80,100 14,772,042
Microsoft Corp. 144,079 33,969,506
New Relic, Inc.* 46,181 2,839,208
NortonLifeLock, Inc. 273,336 5,811,123
Nutanix, Inc., Class A* 14,305 379,941
64,192,406
Specialty Retail 2.6%
AutoZone, Inc.* 10,071 14,142,705
Best Buy Co., Inc. 85,261 9,788,816
L Brands, Inc.* 56,541 3,497,626
27,429,147
Technology Hardware, Storage & Peripherals 10.0%
Apple, Inc. 314,189 38,378,186
Dell Technologies, Inc., Class
C* 81,393 7,174,793
Hewlett Packard Enterprise
Co. 851,271 13,399,006

38 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Common Stocks
Shares Value ($)
Technology Hardware, Storage & Peripherals
HP, Inc. 379,347 12,044,267
NCR Corp.* 16,943 642,987
NetApp, Inc. 83,541 6,070,924
Pure Storage, Inc., Class A* 37,525 808,289
Seagate Technology plc 107,909 8,282,016
Western Digital Corp. 192,754 12,866,329
Xerox Holdings Corp. 148,092 3,594,193
103,260,990
Common Stocks
Shares Value ($)
Transportation Infrastructure 0.0%
†
Macquarie Infrastructure Corp. 14,703 467,702
Wireless Telecommunication Services 0.5%
Telephone & Data Systems,
Inc. 174,060 3,996,418
United States Cellular Corp.* 30,144 1,099,653
5,096,071
Total Investments
(cost $784,814,787) — 98.5% 1,019,216,546
Other assets in excess of liabilities — 1.5% 15,986,968
NET ASSETS — 100.0%
$ 1,035,203,514
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
REIT Real Estate Investment Trust
OTC Total return swap contracts outstanding as of March 31, 2021 :
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
AGCO Corp. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 42,807 131,845 131,845
Agios
Pharmaceuticals,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2021 23,056 88,766 88,766
Amazon.com, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2021 4,889 89,713 89,713
AMC
Entertainment
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 4.57% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2022 326,715 45,740 45,740
Amgen, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 20,678 127,170 127,170
Amphenol Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 85,758 8,147 8,147
Arrow Electronics,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 62,833 192,269 192,269
Avnet, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 49,476 64,814 64,814
Axon Enterprise,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 6,018 48,746 48,746
Biogen, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 3,499 12,841 12,841

NVIT U.S. 130/30 Equity Fund - March 31, 2021 (Unaudited) - Statement of Investments - 39
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Cable One, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2022 4,011 107,023 107,023
Cabot Corp. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 41,187 55,603 55,603
Capital One
Financial Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 8,629 9,837 9,837
CBRE Group, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 68,663 124,280 124,280
Cirrus Logic, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2022 50,678 74,497 74,497
CommScope
Holding Co., Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 204,816 18,433 18,433
Dropbox, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2022 256,054 128,027 128,027
Dun & Bradstreet
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 224,248 123,336 123,336
EchoStar Corp. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 37,001 8,695 8,695
EMCOR Group,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 75,320 143,861 143,861
frontdoor, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 17,300 17,819 17,819
Gaming
and Leisure
Properties, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 55,179 80,009 80,009
General Motors
Co.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2022 124,414 189,109 189,109
GoDaddy, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2022 11,718 6,093 6,093
Graham Holdings
Co.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 5,357 40,660 40,660

40 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Hewlett Packard
Enterprise Co.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2021 74,099 14,820 14,820
Howard Hughes
Corp. (The)
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 9,980 22,555 22,555
Howmet
Aerospace, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 66,260 40,419 40,419
HP, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 262,184 229,096 229,096
Huntsman Corp. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 1,866 583 583
Illumina, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2022 848 9,277 9,277
Incyte Corp. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 33,594 5,711 5,711
Ingersoll Rand,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 105,123 39,947 39,947
International
Flavors &
Fragrances, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 37,672 35,035 35,035
Jacobs
Engineering
Group, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 43,528 91,844 91,844
KKR & Co., Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2022 51,791 4,449 4,449
Macquarie
Infrastructure
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2022 61,316 20,952 20,952
Madison Square
Garden Sports
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2022 30,669 65,632 65,632
Magnite, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2022 23,090 9,726 9,726
Molina
Healthcare, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 19,800 9,504 9,504
Mosaic Co. (The) 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 196,548 70,757 70,757

NVIT U.S. 130/30 Equity Fund - March 31, 2021 (Unaudited) - Statement of Investments - 41
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
NCR Corp. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 191,839 207,186 207,186
NetApp, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 48,020 12,965 12,965
News Corp. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 25,652 12,826 12,826
Nordson Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 17,800 76,184 76,184
Nutanix, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2022 58,260 32,043 32,043
Omega
Healthcare
Investors, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2021 140,981 50,753 50,753
Pinnacle West
Capital Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 2,600 1,950 1,950
Premier, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/29/2021 85,808 13,729 13,729
Pure Storage, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2022 104,901 71,333 71,333
QUALCOMM, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2022 33,686 66,362 66,362
Raymond James
Financial, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 36,473 58,356 58,356
Reinsurance
Group of America,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 23,847 15,262 15,262
Rocket Cos., Inc. Increases in total
return of reference
entity
OBFR - 0.25%
to 2.07% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2022 166,315 89,905 89,905
Rollins, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 21,562 9,332 9,332
Ryder System,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2022 25,190 38,037 38,037
Santander
Consumer USA
Holdings, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2022 19,437 12,634 12,634

42 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
SL Green Realty
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2022 18,033 13,947 13,947
SLM Corp. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2022 15,278 7,180 7,180
Spectrum Brands
Holdings, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 24,546 52,528 52,528
SVB Financial
Group
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 2,170 52,666 52,666
Synchrony
Financial
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2021 202,117 72,762 72,762
Take-Two
Interactive
Software, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 12,670 5,195 5,195
Targa Resources
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 27,369 2,190 2,190
Telephone and
Data Systems,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 82,640 33,469 33,469
Textron, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 71,488 152,985 152,985
Thermo Fisher
Scientific, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 11,582 22,484 22,484
Tradeweb
Markets, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2021 32,824 12,801 12,801
TriNet Group, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2021 9,909 6,243 6,243
Twitter, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2022 92,857 64,071 64,071
Ubiquiti, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2022 8,142 322,994 322,994
United States
Cellular Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 11,426 9,712 9,712
Unum Group 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 125,520 91,630 91,630

NVIT U.S. 130/30 Equity Fund - March 31, 2021 (Unaudited) - Statement of Investments - 43
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Xerox Holdings
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 133,197 35,963 35,963
4,335,317 4,335,317
– –
10X Genomics,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2021 14,347 (279,336) (279,336)
AbbVie, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 48,128 (71,711) (71,711)
Acadia Healthcare
Co., Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2022 62,185 (16,538) (16,538)
Agilent
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 40,045 (68,877) (68,877)
Altice USA, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 20,975 (10,907) (10,907)
American Airlines
Group, Inc.
Increases in total
return of reference
entity
OBFR - 1.58% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2021 305,818 (302,760) (302,760)
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 12,330 (6,658) (6,658)
Analog Devices,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 33,280 (53,227) (53,227)
Annaly Capital
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 698,923 (20,968) (20,968)
Antero Midstream
Corp.
Increases in total
return of reference
entity
OBFR - 1.93% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 98,522 (6,897) (6,897)
Apollo Global
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 109,802 (118,263) (118,263)
Ares Management
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 42,548 (154,024) (154,024)
Arrowhead
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 11,320 (56,147) (56,147)
Ashland Global
Holdings, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 10,838 (922) (922)
Aspen
Technology, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 35,822 (3,582) (3,582)
Assurant, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 13,579 (18,196) (18,196)

44 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Bank of New
York Mellon Corp.
(The)
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 241,400 (55,522) (55,522)
Berkeley Lights,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 5,599 (32,138) (32,138)
Bio-Rad
Laboratories, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 10,606 (11,985) (11,985)
Bio-Techne Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 17,768 (271,140) (271,140)
Brooks
Automation, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2022 36,032 (116,783) (116,783)
Bruker Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 453 (290) (290)
Caesars
Entertainment,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2022 63,341 (306,965) (306,965)
Carlyle Group,
Inc. (The)
Increases in total
return of reference
entity
OBFR - 0.25%
to 1.59% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/29/2021 104,634 (38,715) (38,715)
Carnival Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 199,201 (181,273) (181,273)
Carvana Co. Increases in total
return of reference
entity
OBFR - 0.25%
to 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 10,824 (148,181) (148,181)
Charter
Communications,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 15,149 (297,829) (297,829)
Chegg, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 39,635 (170,034) (170,034)
Cleveland-Cliffs,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 105,780 (410,426) (410,426)
Cognex Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 68,041 (159,215) (159,215)
Corporate Office
Properties Trust
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2022 5,292 (1,001) (1,001)
Corteva, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 127,220 (129,764) (129,764)
Costco Wholesale
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2022 15,442 (56,672) (56,672)

NVIT U.S. 130/30 Equity Fund - March 31, 2021 (Unaudited) - Statement of Investments - 45
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Coupa Software,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 9,340 (114,508) (114,508)
Cree, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 33,314 (255,852) (255,852)
Dell Technologies,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2022 11,784 (707) (707)
Elanco Animal
Health, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 142,073 (93,768) (93,768)
Element
Solutions, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2022 136,595 (6,830) (6,830)
Entegris, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 51,464 (267,613) (267,613)
Envista Holdings
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2022 13,155 (395) (395)
Equity
Commonwealth
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2022 13,763 (8,580) (8,580)
Everest Re Group
Ltd.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 14,191 (67,123) (67,123)
Exact Sciences
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 13,937 (166,547) (166,547)
Expeditors
International of
Washington, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 24,900 (17,679) (17,679)
Fate
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 27,458 (265,793) (265,793)
First Horizon
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 242,976 (94,760) (94,760)
FMC Corp. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2022 22,367 (36,011) (36,011)
Fox Factory
Holding Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2022 34,018 (40,339) (40,339)
FuelCell Energy,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2022 42,248 (81,283) (81,283)
GameStop Corp. Increases in total
return of reference
entity
OBFR - 4.07%
to 4.70% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2022 30,829 (262,663) (262,663)

46 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Gap, Inc. (The) Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 181,046 (184,667) (184,667)
Gentex Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2022 131,348 (39,404) (39,404)
Gilead Sciences,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/29/2021 27,701 (23,546) (23,546)
GoHealth, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2021 33,329 (15,665) (15,665)
HCA Healthcare,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2022 20,083 (36,748) (36,748)
HealthEquity, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2022 59,825 (43,289) (43,289)
Hershey Co. (The) 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 11,254 (24,376) (24,376)
Hexcel Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 55,971 (12,873) (12,873)
Humana, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2022 1,746 (9,289) (9,289)
Huntington Ingalls
Industries, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 4,643 (7,011) (7,011)
Hyatt Hotels Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 30,482 (38,712) (38,712)
II-VI, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 56,277 (88,918) (88,918)
Invitae Corp. Increases in total
return of reference
entity
OBFR - 0.25%
to 0.97% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2022 76,154 (329,980) (329,980)
IPG Photonics
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 22,209 (198,771) (198,771)
J2 Global, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2022 37,195 (84,433) (84,433)
Kinder Morgan,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 164,497 (16,450) (16,450)
L3Harris
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 26,926 (23,156) (23,156)

NVIT U.S. 130/30 Equity Fund - March 31, 2021 (Unaudited) - Statement of Investments - 47
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Leggett & Platt,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 115,208 (58,268) (58,268)
Lockheed Martin
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 28,246 (92,929) (92,929)
ManpowerGroup,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2022 53,909 (48,518) (48,518)
Markel Corp. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 1,782 (28,761) (28,761)
MicroStrategy,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2022 4,286 (150,090) (150,090)
Middleby Corp.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 17,455 (37,354) (37,354)
MongoDB, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 11,600 (103,588) (103,588)
NeoGenomics,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2021 56,118 (231,206) (231,206)
New Fortress
Energy, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2022 8,253 (23,933) (23,933)
Northern Trust
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 63,215 (92,926) (92,926)
NortonLifeLock,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2022 71,189 (23,848) (23,848)
Norwegian Cruise
Line Holdings Ltd.
Increases in total
return of reference
entity
OBFR - 0.46%
to 0.93% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/29/2021 255,228 (352,215) (352,215)
NOV, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 194,472 (25,281) (25,281)
Ollie's Bargain
Outlet Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2022 36,436 (21,372) (21,372)
Omnicom Group,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 74,855 (9,731) (9,731)
Pilgrim's Pride
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 19,113 (10,225) (10,225)
Plug Power, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/29/2021 37,886 (191,703) (191,703)

48 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Post Holdings,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2022 13,953 (21,767) (21,767)
R1 RCM, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 83,932 (64,628) (64,628)
RBC Bearings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 9,741 (73,155) (73,155)
Repligen Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2022 27,513 (257,507) (257,507)
RingCentral, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 9,129 (129,541) (129,541)
Roku, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 5,800 (144,884) (144,884)
Sabre Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2021 426,882 (106,721) (106,721)
salesforce.com,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 24,935 (27,429) (27,429)
Service Corp.
International
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 14,905 (298) (298)
Stericycle, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 77,202 (79,518) (79,518)
Sunrun, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 42,288 (362,408) (362,408)
Teladoc Health,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2022 15,424 (126,439) (126,439)
TG Therapeutics,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 10,159 (51,811) (51,811)
T-Mobile US, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 41,494 (75,934) (75,934)
Travelers Cos.,
Inc. (The)
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 102,189 (265,691) (265,691)
Trimble, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/29/2021 82,213 (206,355) (206,355)
TripAdvisor, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2022 49,502 (1,980) (1,980)
Twilio, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 12,581 (323,080) (323,080)

NVIT U.S. 130/30 Equity Fund - March 31, 2021 (Unaudited) - Statement of Investments - 49
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Twist Bioscience
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 12,994 (214,921) (214,921)
Tyson Foods, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 9,991 (20,981) (20,981)
United
Therapeutics
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2022 41,909 (93,038) (93,038)
VeriSign, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 5,300 (12,826) (12,826)
ViacomCBS, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2022 111,687 (34,270) (34,270)
Viatris, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2021 63,450 (22,208) (22,208)
(10,754,023) (10,754,023)
– –
(6,418,706) (6,418,706)
Financing Costs of Swap Contracts (208,995) (208,995)
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts (6,627,701) (6,627,701)
LIBOR London Interbank Offered Rate
OBFR Overnight Bank Funding Rate

50 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT U.S. 130/30 Equity Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
uiy
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

NVIT U.S. 130/30 Equity Fund - March 31, 2021 (Unaudited) - Statement of Investments - 51
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as March 31, 2021. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts.
Swap Contracts
Total Return Swap Contracts — The Fund entered into total
return swap contracts to take long and short positions in
equities, to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's
Prospectus. Total return swap contracts are agreements in
which the Fund and the counterparty each agree to pay the
other party the difference between the relative investment
performance that would have been achieved if the notional
amount of the total return swap contract had been invested
in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest.
The counterparty to a total return swap contract is a financial institution. The Fund has segregated liquid assets to cover its obligations under the total return swap contract.
The Fund entered into total return swap contracts on a net
basis, which means that the two payment streams are netted
out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments are made at the conclusion of a total return swap contract or periodically during its term. Total return swap contracts normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to total return swap contracts is normally limited to the net amount of payments that the Fund is contractually obligated to make. If the counterparty to a total return swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. Total return swap contracts are marked-to-
market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data
factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and /or foreign index. Total return swap contracts are generally categorized as Level 2 investments
within the hierarchy.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2021:
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,019,216,546 $ – $ – $ 1,019,216,546
Total Return Swaps* – 4,335,317 – 4,335,317
Total Assets $ 1,019,216,546 $ 4,335,317 $ – $ 1,023,551,863
$ – $ – $ – $ –
Liabilities:
Total Return Swaps* $ – $ (10,963,018) $ – $ (10,963,018)
Total Liabilities $ – $ (10,963,018) $ – $ (10,963,018)
Total $ 1,019,216,546 $ (6,627,701) $ – $ 1,012,588,845
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
*
Swap contracts are included in the table at value, with the exception of centrally cleared and equity swap contracts which are included in the table at unrealized appreciation/(depreciation).
Assets: Fair Value
Swap Contracts(a)
Equity risk Swap contracts, at value $ 4,335,317
Total $ 4,335,317
Liabilities:
Swap Contracts(a)
Equity risk Swap contracts, at value $ (10,963,018)
Total $ (10,963,018)
(a)
Swap contracts are included in the table at value, with the exception of centrally cleared and equity swap contracts which are included in the table at unrealized appreciation/(depreciation).

NVIT BlackRock Equity Dividend Fund (formerly, BlackRock NVIT Equity Dividend Fund) - March 31, 2021 (Unaudited) - Statement of
Investments - 1
Common Stocks 92.2%
Shares Value ($)
Aerospace & Defense 2.9%
BAE Systems plc 1,423,295 9,907,990
Huntington Ingalls Industries,
Inc. 13,532 2,785,562
Raytheon Technologies Corp. 19,379 1,497,415
14,190,967
Auto Components 0.6%
Lear Corp. 16,171 2,930,994
Automobiles 2.2%
General Motors Co.* 189,339 10,879,419
Banks 10.6%
Bank of America Corp. 317,193 12,272,197
Citigroup, Inc. 247,347 17,994,494
JPMorgan Chase & Co. 42,960 6,539,801
Wells Fargo & Co. 405,402 15,839,056
52,645,548
Beverages 2.0%
Coca-Cola Co. (The) 85,723 4,518,459
Constellation Brands, Inc.,
Class A 22,533 5,137,524
9,655,983
Capital Markets 5.8%
Blackstone Group, Inc. (The) 41,556 3,097,169
Charles Schwab Corp. (The) 140,918 9,185,035
Morgan Stanley 123,004 9,552,490
Raymond James Financial,
Inc. 58,287 7,143,655
28,978,349
Chemicals 1.5%
Corteva , Inc. 63,264 2,949,368
DuPont de Nemours, Inc. 19,495 1,506,573
PPG Industries, Inc. 21,104 3,171,087
7,627,028
Communications Equipment 3.4%
Cisco Systems, Inc.(a) 254,220 13,145,716
Motorola Solutions, Inc. 19,871 3,736,742
16,882,458
Consumer Finance 1.2%
American Express Co. 19,893 2,813,666
Capital One Financial Corp. 25,220 3,208,741
6,022,407
Diversified Financial Services 2.5%
Berkshire Hathaway, Inc.,
Class B* 31,436 8,030,955
Equitable Holdings, Inc. 130,963 4,272,013
12,302,968
Diversified Telecommunication Services 2.6%
Verizon Communications, Inc. 224,311 13,043,685
Electric Utilities 1.8%
American Electric Power Co.,
Inc. 18,202 1,541,710
Edison International 64,670 3,789,662
Exelon Corp. 49,687 2,173,309
PPL Corp. 52,861 1,524,511
9,029,192
Common Stocks
Shares Value ($)
Electrical Equipment 0.1%
Siemens Energy AG* 18,766 673,671
Electronic Equipment, Instruments & Components 0.4%
CDW Corp. 10,235 1,696,451
Food Products 0.9%
Danone SA 67,072 4,602,101
Health Care Equipment & Supplies 5.5%
Alcon, Inc.* 62,075 4,346,218
Koninklijke Philips NV* 140,751 8,035,968
Medtronic plc 73,193 8,646,289
Zimmer Biomet Holdings, Inc. 39,632 6,344,290
27,372,765
Health Care Providers & Services 6.2%
Anthem, Inc. 27,910 10,018,295
Cigna Corp. 24,488 5,919,729
CVS Health Corp. 74,549 5,608,321
Humana, Inc. 3,322 1,392,749
McKesson Corp. 19,876 3,876,615
UnitedHealth Group, Inc. 11,158 4,151,557
30,967,266
Household Durables 0.6%
Newell Brands, Inc. 114,689 3,071,371
Household Products 1.2%
Henkel AG & Co. KGaA
(Preference) 52,203 5,869,205
Industrial Conglomerates 2.9%
General Electric Co. 633,659 8,319,942
Siemens AG (Registered) 37,520 6,161,579
14,481,521
Insurance 6.7%
Allstate Corp. (The) 25,976 2,984,642
American International Group,
Inc. 277,328 12,815,327
Arthur J Gallagher & Co. 54,080 6,747,562
Fidelity National Financial, Inc. 96,237 3,912,996
First American Financial Corp. 14,037 795,196
MetLife, Inc. 101,512 6,170,915
33,426,638
IT Services 2.8%
Cognizant Technology
Solutions Corp., Class A 93,712 7,320,781
Visa, Inc., Class A(a) 30,030 6,358,252
13,679,033
Media 3.3%
Comcast Corp., Class A 184,990 10,009,809
Fox Corp., Class A 168,955 6,100,965
Fox Corp., Class B 12,509 436,939
16,547,713
Multiline Retail 0.3%
Dollar General Corp. 6,048 1,225,446
Multi-Utilities 2.4%
Ameren Corp. 35,035 2,850,448
NiSource, Inc. 112,018 2,700,754

2 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT BlackRock Equity Dividend Fund (formerly, BlackRock NVIT
Equity Dividend Fund)
Common Stocks
Shares Value ($)
Multi-Utilities
Public Service Enterprise
Group, Inc. 103,468 6,229,808
11,781,010
Oil, Gas & Consumable Fuels 5.7%
BP plc 915,667 3,715,010
ConocoPhillips 87,758 4,648,541
Equinor ASA 193,941 3,787,368
Marathon Petroleum Corp. 142,547 7,624,839
Pioneer Natural Resources
Co. 39,101 6,210,021
Williams Cos., Inc. (The) 94,839 2,246,736
28,232,515
Personal Products 1.9%
Unilever plc, ADR-UK 166,652 9,304,181
Pharmaceuticals 4.7%
AstraZeneca plc 56,607 5,644,840
Bayer AG (Registered) 122,514 7,752,760
Sanofi 99,088 9,793,651
23,191,251
Professional Services 0.3%
Leidos Holdings, Inc. 15,324 1,475,395
Road & Rail 0.9%
Union Pacific Corp. 20,063 4,422,086
Semiconductors & Semiconductor Equipment 0.7%
Applied Materials, Inc. 13,108 1,751,229
NXP Semiconductors NV 8,797 1,771,188
3,522,417
Software 2.6%
CDK Global, Inc. 53,720 2,904,103
Microsoft Corp. 18,408 4,340,054
Open Text Corp. 56,995 2,719,232
SS&C Technologies Holdings,
Inc. 44,852 3,133,809
13,097,198
Specialty Retail 2.0%
Lowe's Cos., Inc. 11,123 2,115,372
Ross Stores, Inc. 44,413 5,325,563
TJX Cos., Inc. (The) 38,678 2,558,550
9,999,485
Technology Hardware, Storage & Peripherals 1.0%
Samsung Electronics Co. Ltd.,
GDR-KR Reg. S 2,660 4,855,100
Tobacco 1.9%
Altria Group, Inc. 174,525 8,928,699
British American Tobacco plc 12,147 464,612
9,393,311
Trading Companies & Distributors 0.1%
Ferguson plc 4,034 482,144
Total Common Stocks
(cost $341,471,804) 457,558,272
Master Limited Partnership 1.3%
Shares Value ($)
Oil, Gas & Consumable Fuels 1.3%
Enterprise Products Partners
LP 303,936 6,692,671
Total Master Limited Partnership
(cost  $6,991,914)
6,692,671
Total Investments
(cost $348,463,718) — 93.5% 464,250,943
Other assets in excess of liabilities — 6.5% 32,279,844
NET ASSETS — 100.0%
$ 496,530,787
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan at March
31, 2021. The total value of securities on loan at March
31, 2021 was $18,102,699, which was collateralized by
$18,626,594 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.00% - 7.25%, and
maturity dates ranging from 4/8/2021 - 11/15/2050.
ADR American Depositary Receipt
GDR Global Depositary Receipt
KR South Korea
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
UK United Kingdom

NVIT BlackRock Equity Dividend Fund (formerly, BlackRock NVIT Equity Dividend Fund) - March 31, 2021 (Unaudited) - Statement of
Investments - 3
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

4 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT BlackRock Equity Dividend Fund (formerly, BlackRock NVIT
Equity Dividend Fund)
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 4,282,977 $ 9,907,990 $ – $ 14,190,967
Auto Components 2,930,994 – – 2,930,994
Automobiles 10,879,419 – – 10,879,419
Banks 52,645,548 – – 52,645,548
Beverages 9,655,983 – – 9,655,983
Capital Markets 28,978,349 – – 28,978,349
Chemicals 7,627,028 – – 7,627,028
Communications Equipment 16,882,458 – – 16,882,458
Consumer Finance 6,022,407 – – 6,022,407
Diversified Financial Services 12,302,968 – – 12,302,968
Diversified Telecommunication Services 13,043,685 – – 13,043,685
Electric Utilities 9,029,192 – – 9,029,192
Electrical Equipment – 673,671 – 673,671
Electronic Equipment, Instruments &
Components 1,696,451 – – 1,696,451
Food Products – 4,602,101 – 4,602,101
Health Care Equipment & Supplies 14,990,579 12,382,186 – 27,372,765
Health Care Providers & Services 30,967,266 – – 30,967,266
Household Durables 3,071,371 – – 3,071,371
Household Products – 5,869,205 – 5,869,205
Industrial Conglomerates 8,319,942 6,161,579 – 14,481,521
Insurance 33,426,638 – – 33,426,638
IT Services 13,679,033 – – 13,679,033
Media 16,547,713 – – 16,547,713
Multiline Retail 1,225,446 – – 1,225,446
Multi-Utilities 11,781,010 – – 11,781,010
Oil, Gas & Consumable Fuels 20,730,137 7,502,378 – 28,232,515
Personal Products 9,304,181 – – 9,304,181
Pharmaceuticals – 23,191,251 – 23,191,251
Professional Services 1,475,395 – – 1,475,395
Road & Rail 4,422,086 – – 4,422,086
Semiconductors & Semiconductor
Equipment 3,522,417 – – 3,522,417
Software 13,097,198 – – 13,097,198
Specialty Retail 9,999,485 – – 9,999,485
Technology Hardware, Storage &
Peripherals – 4,855,100 – 4,855,100
Tobacco 8,928,699 464,612 – 9,393,311
Trading Companies & Distributors – 482,144 – 482,144
Total Common Stocks $ 381,466,055 $ 76,092,217 $ – $ 457,558,272
Master Limited Partnership 6,692,671 – – 6,692,671
Total $ 388,158,726 $ 76,092,217 $ – $ 464,250,943
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Neuberger Berman Multi Cap Opportunities Fund (formerly, Neuberger Berman NVIT Multi Cap Opportunities Fund) - March 31,
2021 (Unaudited) - Statement of Investments - 5
Common Stocks 99.8%
Shares Value ($)
Aerospace & Defense 2.3%
Raytheon Technologies Corp. 72,000 5,563,440
Banks 3.5%
JPMorgan Chase & Co. 56,000 8,524,880
Capital Markets 7.6%
Brookfield Asset Management,
Inc., Class A 214,000 9,523,000
Charles Schwab Corp. (The) 83,000 5,409,940
Intercontinental Exchange, Inc. 33,000 3,685,440
18,618,380
Chemicals 1.7%
Sherwin-Williams Co. (The) 5,800 4,280,458
Communications Equipment 6.0%
Cisco Systems, Inc. 140,000 7,239,400
Motorola Solutions, Inc. 40,000 7,522,000
14,761,400
Construction Materials 1.5%
Eagle Materials, Inc. 27,000 3,629,070
Containers & Packaging 4.2%
Ball Corp. 93,000 7,880,820
Graphic Packaging Holding
Co. 140,000 2,542,400
10,423,220
Diversified Financial Services 4.9%
Berkshire Hathaway, Inc.,
Class B* 47,000 12,007,090
Electrical Equipment 1.7%
Rockwell Automation, Inc. 16,000 4,247,040
Entertainment 3.5%
Activision Blizzard, Inc. 43,000 3,999,000
Walt Disney Co. (The)* 25,000 4,613,000
8,612,000
Food & Staples Retailing 3.3%
BJ's Wholesale Club Holdings,
Inc.* 66,000 2,960,760
US Foods Holding Corp.* 133,000 5,069,960
8,030,720
Food Products 2.7%
Lamb Weston Holdings, Inc. 40,000 3,099,200
Mondelez International, Inc.,
Class A 62,000 3,628,860
6,728,060
Health Care Equipment & Supplies 2.8%
Hill-Rom Holdings, Inc. 62,000 6,849,760
Health Care Providers & Services 3.7%
HCA Healthcare, Inc. 48,000 9,040,320
Hotels, Restaurants & Leisure 5.4%
Aramark 127,000 4,798,060
Las Vegas Sands Corp.* 59,000 3,584,840
McDonald's Corp. 22,000 4,931,080
13,313,980
Common Stocks
Shares Value ($)
Household Products 1.0%
WD-40 Co. 8,500 2,602,530
Independent Power and Renewable Electricity Producers
0.5%
Brookfield Renewable Corp. 27,000 1,263,600
Insurance 3.1%
Chubb Ltd. 30,500 4,818,085
Progressive Corp. (The) 29,000 2,772,690
7,590,775
Interactive Media & Services 5.0%
Alphabet, Inc., Class C* 6,000 12,411,780
Internet & Direct Marketing Retail 3.5%
Amazon.com, Inc.* 2,400 7,425,792
Booking Holdings, Inc.* 550 1,281,412
8,707,204
IT Services 2.8%
PayPal Holdings, Inc.* 28,000 6,799,520
Leisure Products 0.9%
Brunswick Corp. 22,500 2,145,825
Machinery 4.8%
Allison Transmission Holdings,
Inc. 22,000 898,260
Nordson Corp. 18,000 3,576,240
Stanley Black & Decker, Inc. 37,000 7,387,790
11,862,290
Media 4.1%
Cable One, Inc. 1,600 2,925,376
Comcast Corp., Class A 135,000 7,304,850
10,230,226
Pharmaceuticals 1.8%
Pfizer, Inc. 126,000 4,564,980
Road & Rail 3.0%
CSX Corp. 77,000 7,424,340
Software 4.4%
Microsoft Corp. 46,000 10,845,420
Specialty Retail 2.9%
Lowe's Cos., Inc. 38,000 7,226,840
Technology Hardware, Storage & Peripherals 4.6%
Apple, Inc. 92,000 11,237,800
Textiles, Apparel & Luxury Goods 2.6%
Columbia Sportswear Co. 17,000 1,795,710
NIKE, Inc., Class B 35,000 4,651,150
6,446,860
Total Investments
(cost $127,545,404) — 99.8% 245,989,808
Other assets in excess of liabilities — 0.2% 382,322
NET ASSETS — 100.0%
$ 246,372,130
* Denotes a non-income producing security.

6 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Neuberger Berman Multi Cap Opportunities Fund (formerly, Neu-
berger Berman NVIT Multi Cap Opportunities Fund)
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

NVIT Neuberger Berman Multi Cap Opportunities Fund (formerly, Neuberger Berman NVIT Multi Cap Opportunities Fund) - March 31,
2021 (Unaudited) - Statement of Investments - 7
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 245,989,808 $ – $ – $ 245,989,808
Total $ 245,989,808 $ – $ – $ 245,989,808
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT AQR Large Cap Defensive Style Fund
Common Stocks 97.6%
Shares Value ($)
Air Freight & Logistics 1.9%
CH Robinson Worldwide, Inc. 75,716 7,225,578
Expeditors International of
Washington, Inc. 58,423 6,291,573
13,517,151
Banks 1.2%
JPMorgan Chase & Co. 19,886 3,027,246
SVB Financial Group* 10,270 5,069,888
Western Alliance Bancorp 4,937 466,250
8,563,384
Beverages 3.9%
Boston Beer Co., Inc. (The),
Class A* 3,428 4,135,128
Brown-Forman Corp., Class B 4,800 331,056
Coca-Cola Co. (The) 114,567 6,038,827
Monster Beverage Corp.* 83,606 7,615,670
PepsiCo, Inc. 70,887 10,026,966
28,147,647
Biotechnology 4.2%
AbbVie, Inc. 10,795 1,168,235
Amgen, Inc. 42,278 10,519,189
Biogen, Inc.* 11,765 3,291,259
Exelixis , Inc.* 16,521 373,209
Gilead Sciences, Inc. 11,874 767,417
Moderna , Inc.* 7,971 1,043,803
Regeneron Pharmaceuticals,
Inc.* 10,622 5,025,693
Seagen , Inc.* 21,144 2,936,056
United Therapeutics Corp.* 11,685 1,954,550
Vertex Pharmaceuticals, Inc.* 14,161 3,043,057
30,122,468
Capital Markets 1.7%
BlackRock, Inc. 3,382 2,549,893
CME Group, Inc. 19,698 4,022,922
MarketAxess Holdings, Inc. 2,112 1,051,607
SEI Investments Co. 12,574 766,134
T. Rowe Price Group, Inc. 22,170 3,804,372
12,194,928
Chemicals 3.3%
Air Products & Chemicals, Inc. 4,353 1,224,673
Corteva , Inc. 10,026 467,412
Ecolab, Inc. 49,667 10,632,215
Linde plc 24,989 7,000,419
NewMarket Corp. 750 285,120
PPG Industries, Inc. 19,121 2,873,121
Sherwin-Williams Co. (The) 2,233 1,647,976
24,130,936
Commercial Services & Supplies 2.3%
Copart , Inc.* 15,158 1,646,310
Republic Services, Inc. 48,094 4,778,139
Rollins, Inc.(a) 8,185 281,728
Waste Management, Inc. 75,198 9,702,046
16,408,223
Communications Equipment 0.8%
Cisco Systems, Inc. 102,561 5,303,429
F5 Networks, Inc.*(a) 1,700 354,654
5,658,083
Common Stocks
Shares Value ($)
Diversified Telecommunication Services 1.5%
Verizon Communications, Inc. 182,374 10,605,048
Electric Utilities 4.8%
Alliant Energy Corp. 5,271 285,478
American Electric Power Co.,
Inc. 50,073 4,241,183
Duke Energy Corp. 43,285 4,178,301
Evergy , Inc. 38,619 2,298,989
Eversource Energy 42,108 3,646,132
IDACORP, Inc. 2,756 275,517
NextEra Energy, Inc. 136,766 10,340,877
Pinnacle West Capital Corp. 51,852 4,218,160
Xcel Energy, Inc. 76,481 5,086,751
34,571,388
Electrical Equipment 0.9%
Eaton Corp. plc 26,238 3,628,190
Emerson Electric Co. 3,482 314,146
Rockwell Automation, Inc. 8,297 2,202,356
6,144,692
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A 9,226 608,639
Cognex Corp. 23,050 1,912,919
Dolby Laboratories, Inc., Class
A 3,451 340,683
2,862,241
Entertainment 0.2%
Electronic Arts, Inc. 2,239 303,094
Take-Two Interactive Software,
Inc.* 5,816 1,027,687
1,330,781
Equity Real Estate Investment Trusts (REITs) 0.3%
Public Storage 9,802 2,418,742
Food & Staples Retailing 4.0%
Costco Wholesale Corp. 30,092 10,606,828
Kroger Co. (The)(a) 193,066 6,948,445
Sprouts Farmers Market, Inc.* 16,847 448,467
Walmart, Inc. 77,973 10,591,073
28,594,813
Food Products 4.7%
Flowers Foods, Inc. 82,304 1,958,835
General Mills, Inc. 22,753 1,395,214
Hain Celestial Group, Inc.
(The)*(a) 8,566 373,478
Hershey Co. (The) 60,775 9,612,174
Hormel Foods Corp. 209,523 10,011,009
J M Smucker Co. (The) 9,691 1,226,202
Lamb Weston Holdings, Inc. 12,867 996,935
McCormick & Co., Inc.
(Non-Voting) 33,254 2,964,927
Mondelez International, Inc.,
Class A 95,057 5,563,686
34,102,460
Health Care Equipment & Supplies 4.7%
Abbott Laboratories 84,286 10,100,834
ABIOMED, Inc.* 1,172 373,551
Align Technology, Inc.* 1,260 682,328
Danaher Corp. 1,513 340,546

NVIT AQR Large Cap Defensive Style Fund - March 31, 2021 (Unaudited) - Statement of Investments - 9
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Edwards Lifesciences Corp.* 42,664 3,568,417
IDEXX Laboratories, Inc.* 4,670 2,285,078
Intuitive Surgical, Inc.* 12,532 9,260,396
Medtronic plc 32,422 3,830,011
ResMed , Inc. 5,230 1,014,724
Stryker Corp. 9,439 2,299,152
West Pharmaceutical
Services, Inc. 1,191 335,600
34,090,637
Health Care Providers & Services 2.5%
Anthem, Inc. 9,894 3,551,451
Chemed Corp. 7,920 3,641,774
Henry Schein, Inc.* 10,432 722,312
UnitedHealth Group, Inc. 28,165 10,479,352
18,394,889
Health Care Technology 0.2%
Veeva Systems, Inc., Class A* 4,470 1,167,743
Household Durables 0.0%
†
Garmin Ltd. 1,640 216,234
Household Products 3.9%
Church & Dwight Co., Inc. 23,712 2,071,243
Clorox Co. (The) 37,869 7,304,173
Colgate-Palmolive Co. 91,936 7,247,315
Kimberly-Clark Corp. 8,692 1,208,622
Procter & Gamble Co. (The) 78,704 10,658,883
28,490,236
Industrial Conglomerates 0.9%
3M Co. 25,461 4,905,826
Honeywell International, Inc. 6,562 1,424,413
6,330,239
Insurance 3.3%
Allstate Corp. (The) 29,593 3,400,236
Aon plc, Class A(a) 1,560 358,972
Chubb Ltd. 4,655 735,350
Erie Indemnity Co., Class A 4,547 1,004,478
Everest Re Group Ltd. 5,518 1,367,415
Marsh & McLennan Cos., Inc. 36,857 4,489,183
Progressive Corp. (The) 74,876 7,158,894
RenaissanceRe Holdings Ltd. 11,219 1,797,845
Travelers Cos., Inc. (The) 25,638 3,855,955
24,168,328
Interactive Media & Services 2.9%
Alphabet, Inc., Class A* 5,082 10,481,727
Facebook, Inc., Class A* 35,323 10,403,683
20,885,410
Internet & Direct Marketing Retail 2.1%
Amazon.com, Inc.* 3,142 9,721,599
Booking Holdings, Inc.* 2,363 5,505,412
15,227,011
IT Services 5.3%
Accenture plc, Class A 39,187 10,825,409
Amdocs Ltd. 6,937 486,631
Automatic Data Processing,
Inc. 13,213 2,490,254
Jack Henry & Associates, Inc. 8,657 1,313,440
Mastercard , Inc., Class A 29,171 10,386,334
Common Stocks
Shares Value ($)
IT Services
Paychex, Inc. 21,375 2,095,177
VeriSign, Inc.* 1,064 211,481
Visa, Inc., Class A(a) 48,749 10,321,626
38,130,352
Life Sciences Tools & Services 2.7%
Agilent Technologies, Inc. 3,763 478,428
Bio- Techne Corp. 1,164 444,567
Illumina, Inc.* 5,382 2,067,011
Mettler -Toledo International,
Inc.* 5,499 6,355,139
QIAGEN NV* 5,163 251,386
Thermo Fisher Scientific, Inc. 20,944 9,558,423
Waters Corp.* 1,811 514,632
19,669,586
Machinery 1.3%
Caterpillar, Inc. 12,104 2,806,555
IDEX Corp. 7,454 1,560,271
Illinois Tool Works, Inc. 23,267 5,154,106
9,520,932
Media 1.2%
Cable One, Inc. 366 669,180
Charter Communications, Inc.,
Class A*(a) 5,977 3,687,928
New York Times Co. (The),
Class A 82,061 4,153,928
8,511,036
Metals & Mining 0.8%
Newmont Corp. 94,933 5,721,612
Royal Gold, Inc. 3,893 418,965
6,140,577
Multiline Retail 1.6%
Ollie's Bargain Outlet
Holdings, Inc.*(a) 5,249 456,663
Target Corp. 55,068 10,907,319
11,363,982
Multi-Utilities 3.5%
Ameren Corp. 60,196 4,897,547
Consolidated Edison, Inc.(a) 37,368 2,795,126
Dominion Energy, Inc. 51,756 3,931,386
DTE Energy Co. 37,547 4,999,008
Public Service Enterprise
Group, Inc. 55,811 3,360,380
WEC Energy Group, Inc. 59,197 5,540,247
25,523,694
Personal Products 1.2%
Estee Lauder Cos., Inc. (The),
Class A 30,686 8,925,023
Pharmaceuticals 4.5%
Eli Lilly & Co. 38,238 7,143,623
Johnson & Johnson 64,929 10,671,081
Merck & Co., Inc. 110,831 8,543,962
Pfizer, Inc. 97,430 3,529,889
Zoetis, Inc. 15,841 2,494,641
32,383,196

10 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT AQR Large Cap Defensive Style Fund
Common Stocks
Shares Value ($)
Professional Services 0.4%
Robert Half International, Inc. 39,103 3,052,771
Road & Rail 2.5%
JB Hunt Transport Services,
Inc. 5,319 893,964
Landstar System, Inc. 27,202 4,489,962
Old Dominion Freight Line, Inc. 44,658 10,736,230
Union Pacific Corp. 9,445 2,081,773
18,201,929
Semiconductors & Semiconductor Equipment 2.6%
Applied Materials, Inc. 1,765 235,804
Broadcom, Inc. 3,981 1,845,831
NVIDIA Corp. 7,391 3,946,277
Skyworks Solutions, Inc. 10,040 1,842,139
Texas Instruments, Inc. 57,958 10,953,482
18,823,533
Software 5.5%
Adobe, Inc.* 20,407 9,700,876
ANSYS, Inc.* 2,126 721,904
Atlassian Corp. plc, Class A* 5,766 1,215,242
Citrix Systems, Inc. 2,483 348,514
Cloudflare , Inc., Class A* 12,927 908,251
Intuit, Inc. 25,018 9,583,395
Microsoft Corp. 43,423 10,237,841
Oracle Corp. 53,034 3,721,396
Tyler Technologies, Inc.* 802 340,473
Zoom Video Communications,
Inc., Class A* 9,695 3,114,906
39,892,798
Specialty Retail 1.3%
Best Buy Co., Inc. 6,129 703,670
Home Depot, Inc. (The) 25,156 7,678,869
O'Reilly Automotive, Inc.* 1,370 694,933
Williams-Sonoma, Inc. 2,761 494,771
9,572,243
Common Stocks
Shares Value ($)
Technology Hardware, Storage & Peripherals 1.3%
Apple, Inc. 77,595 9,478,229
Textiles, Apparel & Luxury Goods 1.4%
Lululemon Athletica , Inc.* 13,737 4,213,275
NIKE, Inc., Class B 46,082 6,123,837
10,337,112
Thrifts & Mortgage Finance 0.0%
†
TFS Financial Corp. 15,133 308,259
Tobacco 1.1%
Altria Group, Inc. 74,879 3,830,810
Philip Morris International, Inc. 43,221 3,835,431
7,666,241
Water Utilities 1.4%
American Water Works Co.,
Inc. 58,526 8,774,218
Essential Utilities, Inc. 22,867 1,023,298
9,797,516
Wireless Telecommunication Services 1.4%
T-Mobile US, Inc.* 78,332 9,814,216
Total Investments
(cost $473,720,335) — 97.6% 705,456,937
Other assets in excess of liabilities — 2.4% 17,659,898
NET ASSETS — 100.0%
$ 723,116,835
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at March
31, 2021. The total value of securities on loan at March
31, 2021 was $20,265,099, which was collateralized by
$21,213,552 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.00% - 7.25%, and
maturity dates ranging from 4/8/2021 - 2/15/2051.
REIT Real Estate Investment Trust
Futures contracts outstanding as of March 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 59 6/2021 USD 11,703,830 140,161
140,161
At March 31, 2021, the Fund had $713,900 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

NVIT AQR Large Cap Defensive Style Fund - March 31, 2021 (Unaudited) - Statement of Investments - 11
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

12 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT AQR Large Cap Defensive Style Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2021. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2021:
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 705,456,937 $ – $ – $ 705,456,937
Futures Contracts 140,161 – – 140,161
Total $ 705,597,098 $ – $ – $ 705,597,098
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 140,161
Total $ 140,161
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT J.P. Morgan U.S. Equity Fund (formerly, NVIT J.P. Morgan Disciplined Equity Fund) - March 31, 2021 (Unaudited) - Statement of
Investments - 13
Common Stocks 99.0%
Shares Value ($)
Aerospace & Defense 1.3%
Northrop Grumman Corp. 848 274,447
Automobiles 1.8%
Tesla, Inc.* 598 399,422
Banks 7.2%
Huntington Bancshares, Inc. 5,845 91,884
Regions Financial Corp. 4,049 83,652
Truist Financial Corp. 11,076 645,952
US Bancorp 5,783 319,858
Wells Fargo & Co. 10,825 422,933
1,564,279
Beverages 3.5%
Coca-Cola Co. (The) 10,921 575,646
Constellation Brands, Inc.,
Class A 860 196,080
771,726
Biotechnology 2.9%
AbbVie, Inc. 5,059 547,485
Biogen, Inc.* 297 83,086
630,571
Capital Markets 3.4%
Ameriprise Financial, Inc. 1,369 318,224
Morgan Stanley 5,307 412,142
730,366
Chemicals 2.4%
Eastman Chemical Co. 2,688 296,003
PPG Industries, Inc. 1,463 219,830
515,833
Containers & Packaging 0.9%
Crown Holdings, Inc. 2,119 205,628
Electric Utilities 4.6%
NextEra Energy, Inc. 8,731 660,151
Xcel Energy, Inc. 5,079 337,804
997,955
Electrical Equipment 3.1%
Eaton Corp. plc 4,866 672,870
Entertainment 1.1%
Netflix, Inc.* 446 232,660
Equity Real Estate Investment Trusts (REITs) 2.7%
Prologis, Inc. 5,504 583,424
Health Care Equipment & Supplies 2.5%
Boston Scientific Corp.* 8,379 323,848
Intuitive Surgical, Inc.* 302 223,160
547,008
Health Care Providers & Services 2.2%
Cigna Corp. 1,995 482,271
Hotels, Restaurants & Leisure 4.4%
Marriott International, Inc.,
Class A* 2,376 351,909
McDonald's Corp. 2,241 502,298
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Yum! Brands, Inc. 966 104,502
958,709
Insurance 0.7%
Progressive Corp. (The) 1,522 145,518
Interactive Media & Services 7.6%
Alphabet, Inc., Class A* 634 1,307,638
Alphabet, Inc., Class C* 41 84,814
Facebook, Inc., Class A* 861 253,590
1,646,042
Internet & Direct Marketing Retail 5.7%
Amazon.com, Inc.* 402 1,243,820
IT Services 6.6%
FleetCor Technologies, Inc.* 1,030 276,689
Mastercard , Inc., Class A 2,236 796,128
Okta , Inc.* 187 41,220
Shopify, Inc., Class A* 82 90,733
Visa, Inc., Class A 1,061 224,646
1,429,416
Machinery 0.6%
Stanley Black & Decker, Inc. 650 129,786
Media 0.6%
Charter Communications, Inc.,
Class A* 224 138,212
Multi-Utilities 0.5%
CMS Energy Corp. 1,630 99,789
Oil, Gas & Consumable Fuels 0.3%
Pioneer Natural Resources
Co. 448 71,151
Pharmaceuticals 3.4%
Bristol-Myers Squibb Co. 7,136 450,496
Eli Lilly & Co. 1,541 287,889
738,385
Professional Services 1.7%
Leidos Holdings, Inc. 3,960 381,269
Road & Rail 3.1%
Norfolk Southern Corp. 2,543 682,846
Semiconductors & Semiconductor Equipment 7.9%
Advanced Micro Devices, Inc.* 3,914 307,249
Analog Devices, Inc. 4,190 649,785
ASML Holding NV
(Registered), NYRS-NL 485 299,419
Lam Research Corp. 282 167,858
NXP Semiconductors NV 1,482 298,386
1,722,697
Software 7.4%
Ceridian HCM Holding, Inc.* 1,117 94,130
Coupa Software, Inc.* 260 66,165
Microsoft Corp. 5,940 1,400,474
Workday, Inc., Class A* 164 40,742
1,601,511
Specialty Retail 3.4%
Lowe's Cos., Inc. 1,931 367,238
O'Reilly Automotive, Inc.* 278 141,016

14 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT J.P. Morgan U.S. Equity Fund (formerly, NVIT J.P. Morgan Disci-
plined Equity Fund)
Common Stocks
Shares Value ($)
Specialty Retail
Ross Stores, Inc. 1,962 235,263
743,517
Technology Hardware, Storage & Peripherals 5.5%
Apple, Inc. 9,720 1,187,298
Total Investments
(cost $18,738,661) — 99.0% 21,528,426
Other assets in excess of liabilities — 1.0% 225,581
NET ASSETS — 100.0%
$ 21,754,007
* Denotes a non-income producing security.
NL Netherlands
NYRS New York Registry Shares
REIT Real Estate Investment Trust
Futures contracts outstanding as of March 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 1 6/2021 USD 198,370 55
55
At March 31, 2021, the Fund had $11,000 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

NVIT J.P. Morgan U.S. Equity Fund (formerly, NVIT J.P. Morgan Disciplined Equity Fund) - March 31, 2021 (Unaudited) - Statement of
Investments - 15
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

16 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT J.P. Morgan U.S. Equity Fund (formerly, NVIT J.P. Morgan Disci-
plined Equity Fund)
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2021. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2021:
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 21,528,426 $ – $ – $ 21,528,426
Futures Contracts 55 – – 55
Total $ 21,528,481 $ – $ – $ 21,528,481
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 55
Total $ 55
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Jacobs Levy Large Cap Growth Fund - March 31, 2021 (Unaudited) - Statement of Investments - 17
Common Stocks 98.9%
Shares Value ($)
Aerospace & Defense 2.9%
Axon Enterprise, Inc.* 4,868 693,301
Huntington Ingalls Industries,
Inc. 851 175,178
Lockheed Martin Corp. 12,396 4,580,322
Northrop Grumman Corp. 2,842 919,785
6,368,586
Air Freight & Logistics 0.2%
XPO Logistics, Inc.* 3,157 389,258
Auto Components 0.7%
Visteon Corp.* 12,341 1,504,985
Automobiles 0.7%
Tesla, Inc.* 2,260 1,509,522
Biotechnology 4.8%
Agios Pharmaceuticals, Inc.* 7,623 393,652
Apellis Pharmaceuticals, Inc.* 6,260 268,617
Biogen, Inc.* 4,722 1,320,980
BioMarin Pharmaceutical, Inc.* 13,540 1,022,405
Bluebird Bio, Inc.* 29,587 892,048
Global Blood Therapeutics,
Inc.* 5,711 232,723
Incyte Corp.* 29,146 2,368,695
Ionis Pharmaceuticals, Inc.* 15,567 699,892
PTC Therapeutics, Inc.* 3,820 180,877
Sage Therapeutics, Inc.* 586 43,862
Sarepta Therapeutics, Inc.* 1,982 147,719
Vertex Pharmaceuticals, Inc.* 14,012 3,011,039
10,582,509
Chemicals 3.2%
FMC Corp. 19,661 2,174,703
Sherwin-Williams Co. (The) 4,303 3,175,657
W R Grace & Co. 26,572 1,590,600
6,940,960
Communications Equipment 1.6%
Arista Networks, Inc.* 3,076 928,614
CommScope Holding Co.,
Inc.* 172,575 2,650,752
3,579,366
Construction & Engineering 0.8%
EMCOR Group, Inc. 15,254 1,710,889
Consumer Finance 1.7%
Green Dot Corp., Class A* 17,330 793,540
SLM Corp. 166,242 2,987,369
3,780,909
Diversified Consumer Services 0.6%
frontdoor , Inc.* 13,553 728,474
Strategic Education, Inc. 6,439 591,808
1,320,282
Electrical Equipment 0.3%
Atkore , Inc.* 10,167 731,007
Electronic Equipment, Instruments & Components 1.4%
Insight Enterprises, Inc.* 2,496 238,169
Jabil, Inc. 54,626 2,849,292
3,087,461
Entertainment 1.7%
Electronic Arts, Inc. 12,517 1,694,426
Common Stocks
Shares Value ($)
Entertainment
Take-Two Interactive Software,
Inc.* 11,084 1,958,543
3,652,969
Equity Real Estate Investment Trusts (REITs) 0.5%
Four Corners Property Trust,
Inc. 27,124 743,197
National Health Investors, Inc. 4,728 341,740
1,084,937
Food & Staples Retailing 1.5%
Albertsons Cos., Inc., Class
A(a) 102,353 1,951,871
Costco Wholesale Corp. 3,812 1,343,654
3,295,525
Food Products 1.5%
Hershey Co. (The) 14,272 2,257,259
Pilgrim's Pride Corp.* 17,529 417,015
Sanderson Farms, Inc. 3,396 529,029
3,203,303
Health Care Equipment & Supplies 1.1%
DexCom , Inc.* 5,885 2,115,010
Quidel Corp.* 2,008 256,884
2,371,894
Health Care Providers & Services 5.6%
AmerisourceBergen Corp. 25,520 3,013,146
Cardinal Health, Inc. 7,259 440,984
Cigna Corp. 8,936 2,160,189
Humana, Inc. 8,247 3,457,555
McKesson Corp. 16,549 3,227,717
12,299,591
Health Care Technology 0.3%
Cerner Corp. 8,147 585,606
Hotels, Restaurants & Leisure 1.6%
Domino's Pizza, Inc. 3,462 1,273,289
Scientific Games Corp.* 10,508 404,768
Wendy's Co. (The) 43,201 875,252
Wingstop , Inc. 7,122 905,705
3,459,014
Household Durables 0.6%
Sonos , Inc.* 35,615 1,334,494
Household Products 0.2%
Energizer Holdings, Inc. 10,518 499,184
Insurance 0.8%
Alleghany Corp.* 412 258,031
RenaissanceRe Holdings Ltd. 9,355 1,499,139
1,757,170
Interactive Media & Services 7.6%
Alphabet, Inc., Class C* 5,128 10,607,935
Cargurus , Inc.* 18,770 447,289
Facebook, Inc., Class A* 11,480 3,381,204
Yelp, Inc.* 56,435 2,200,965
16,637,393
Internet & Direct Marketing Retail 7.3%
Amazon.com, Inc.* 5,166 15,984,017

18 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Common Stocks
Shares Value ($)
IT Services 5.4%
EPAM Systems, Inc.* 5,597 2,220,274
ExlService Holdings, Inc.* 18,050 1,627,388
GoDaddy , Inc., Class A* 26,171 2,031,393
LiveRamp Holdings, Inc.* 8,110 420,747
Mastercard , Inc., Class A 8,365 2,978,358
VeriSign, Inc.* 13,149 2,613,495
11,891,655
Leisure Products 0.4%
Polaris, Inc. 7,128 951,588
Life Sciences Tools & Services 0.4%
PPD, Inc.* 24,535 928,404
Media 2.5%
Altice USA, Inc., Class A*(a) 33,493 1,089,527
Cable One, Inc. 168 307,165
Charter Communications, Inc.,
Class A*(a) 3,620 2,233,612
Liberty Media Corp-Liberty
SiriusXM , Class A* 24,995 1,101,780
Nexstar Media Group, Inc.,
Class A 4,680 657,212
5,389,296
Oil, Gas & Consumable Fuels 1.0%
Cheniere Energy, Inc.* 29,311 2,110,685
Personal Products 0.8%
Herbalife Nutrition Ltd.* 19,178 850,736
Medifast , Inc. 3,919 830,123
1,680,859
Professional Services 1.9%
Insperity , Inc. 25,619 2,145,335
KBR, Inc. 5,651 216,942
ManTech International Corp.,
Class A 4,100 356,495
TriNet Group, Inc.* 19,248 1,500,574
4,219,346
Road & Rail 1.1%
Landstar System, Inc. 14,029 2,315,627
Semiconductors & Semiconductor Equipment 4.0%
MACOM Technology Solutions
Holdings, Inc.* 3,566 206,899
QUALCOMM, Inc. 36,692 4,864,992
Synaptics , Inc.*(a) 19,537 2,645,701
Universal Display Corp. 3,820 904,462
8,622,054
Software 15.4%
Box, Inc., Class A* 70,541 1,619,621
Ceridian HCM Holding, Inc.*(a) 12,138 1,022,869
CommVault Systems, Inc.* 34,898 2,250,921
Cornerstone OnDemand , Inc.* 2,215 96,530
Crowdstrike Holdings, Inc.,
Class A*(a) 6,186 1,129,007
Dropbox, Inc., Class A* 19,023 507,153
Fortinet, Inc.* 22,411 4,133,037
InterDigital , Inc. 12,002 761,527
Microsoft Corp. 67,585 15,934,516
New Relic, Inc.* 20,845 1,281,551
NortonLifeLock , Inc. 37,706 801,630
Common Stocks
Shares Value ($)
Software
Nutanix , Inc., Class A* 40,814 1,084,020
Palo Alto Networks, Inc.* 3,221 1,037,355
Smartsheet , Inc., Class A* 4,297 274,664
Tenable Holdings, Inc.* 16,699 604,253
Verint Systems, Inc.* 23,029 1,047,589
Workiva , Inc.* 347 30,626
33,616,869
Specialty Retail 4.9%
AutoZone, Inc.* 2,385 3,349,256
Best Buy Co., Inc. 12,822 1,472,094
Lowe's Cos., Inc. 27,162 5,165,669
TJX Cos., Inc. (The) 9,154 605,537
10,592,556
Technology Hardware, Storage & Peripherals 11.3%
Apple, Inc. 151,116 18,458,819
Dell Technologies, Inc., Class
C* 46,990 4,142,169
NetApp, Inc. 3,284 238,648
Pure Storage, Inc., Class A* 89,562 1,929,166
24,768,802
Thrifts & Mortgage Finance 0.1%
PennyMac Financial Services,
Inc. 2,968 198,470
Trading Companies & Distributors 0.5%
Boise Cascade Co. 13,613 814,466
Herc Holdings, Inc.* 3,052 309,259
1,123,725
Total Common Stocks
(cost $145,734,285) 216,080,767
Repurchase Agreements 0.9%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
0.02%, dated 3/31/2021,
due 4/1/2021, repurchase
price $1,070,654,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 6.50%, maturing
8/25/2022 - 1/16/2061;
total market value
$1,092,066.(b) 1,070,653 1,070,653

NVIT Jacobs Levy Large Cap Growth Fund - March 31, 2021 (Unaudited) - Statement of Investments - 19
Repurchase Agreements
Principal
Amount ($) Value ($)
HSBC Bank plc,
0.09%, dated 3/31/2021,
due 4/1/2021, repurchase
price $1,000,003,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 3.75%, maturing
6/3/2021 - 11/15/2050;
total market value
$1,020,411.(b) 1,000,000 1,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Total Repurchase Agreements
(cost $2,070,653) 2,070,653
Total Investments
(cost $147,804,938) — 99.8% 218,151,420
Other assets in excess of liabilities — 0.2% 505,670
NET ASSETS — 100.0%
$ 218,657,090
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan at March
31, 2021. The total value of securities on loan at March 31,
2021 was $8,495,938, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $2,070,653 and by $6,622,356 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 7.25%, and maturity dates ranging from
4/8/2021 – 11/15/2050, a total value of $8,693,009.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2021 was $2,070,653.
REIT Real Estate Investment Trust
OTC Total return swap contracts outstanding as of March 31, 2021 :
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
AAON, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2021 10,143 4,057 4,057
Abbott
Laboratories
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2021 9,361 22,373 22,373
Agios
Pharmaceuticals,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 6,378 24,555 24,555
Alphabet, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 1,308 16,585 16,585
Americold Realty
Trust
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 14,404 6,194 6,194
Amicus
Therapeutics, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 44,045 29,951 29,951
Amkor
Technology, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2022 21,125 29,626 29,626
Anaplan, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 18,037 50,323 50,323

20 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Baxter
International, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 6,201 10,480 10,480
BioMarin
Pharmaceutical,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/29/2021 12,604 1,639 1,639
Cable One, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 984 26,657 26,657
Cargurus , Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 6,858 926 926
Ceridian HCM
Holding, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2021 3,120 8,143 8,143
Cloudera, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 20,528 6,364 6,364
Compass Minerals
International, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 4,151 1,037 1,037
Dorman Products,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2021 5,414 4,006 4,006
Dropbox, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 68,226 34,113 34,113
Dun & Bradstreet
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 48,721 26,797 26,797
Envestnet , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 6,488 9,408 9,408
EPAM Systems,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 556 10,347 10,347
Exelixis , Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2022 10,519 5,365 5,365
Expedia Group,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 4,876 19,553 19,553
Facebook, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 2,000 7,420 7,420
Fastenal Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 23,468 9,387 9,387
Fiserv, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 10,526 25,789 25,789

NVIT Jacobs Levy Large Cap Growth Fund - March 31, 2021 (Unaudited) - Statement of Investments - 21
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Global Blood
Therapeutics, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2022 4,418 4,462 4,462
GoDaddy , Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 3,293 1,712 1,712
Hilton Grand
Vacations, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 15,027 7,363 7,363
Illinois Tool Works,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2022 5,011 20,645 20,645
Insight
Enterprises, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 6,466 8,794 8,794
InterDigital , Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 14,252 16,247 16,247
Itron , Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2021 2,552 6,533 6,533
Johnson &
Johnson
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 2,188 3,698 3,698
KBR, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2021 36,993 34,034 34,034
LiveRamp
Holdings, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 3,129 3,849 3,849
Marsh &
McLennan Cos.,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2022 9,847 788 788
Medifast , Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2021 806 4,732 4,732
Molina
Healthcare, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 11,244 5,397 5,397
Moody's Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 3,409 28,499 28,499
NetApp, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 35,244 9,516 9,516
Northrop
Grumman Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 8,150 3,993 3,993

22 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Novocure Ltd. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 8,010 64,641 64,641
NVR, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 178 7,595 7,595
Palo Alto
Networks, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 6,575 12,032 12,032
PPD, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 6,946 3,056 3,056
QUALCOMM, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 1,533 2,024 2,024
Quidel Corp. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 1,301 6,167 6,167
Rent-A-Center,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 21,468 24,044 24,044
Rocket Cos., Inc. Increases in total
return of reference
entity
OBFR - 0.25%
to 6.07% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 23,837 16,924 16,924
Sage
Therapeutics, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 2,669 8,674 8,674
Smartsheet , Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2021 12,196 45,247 45,247
SVMK, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 16,262 11,058 11,058
Synaptics , Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 2,402 10,305 10,305
Thermo Fisher
Scientific, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2022 2,330 4,497 4,497
TriNet Group, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2021 1,009 636 636
Universal Display
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 1,063 7,409 7,409

NVIT Jacobs Levy Large Cap Growth Fund - March 31, 2021 (Unaudited) - Statement of Investments - 23
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Verint Systems,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 11,763 10,940 10,940
Visteon Corp. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 5,193 23,732 23,732
Wayfair, Inc. Increases in total
return of reference
entity
OBFR - 0.25%
to 0.92% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 3,403 60,880 60,880
Xperi Holding
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 16,822 4,878 4,878
Yelp, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 4,682 8,474 8,474
884,570 884,570
– –
10X Genomics,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2021 6,713 (130,702) (130,702)
8x8, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 11,235 (11,347) (11,347)
AbbVie, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 6,271 (9,344) (9,344)
Agilent
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 10,729 (18,454) (18,454)
Albany
International Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 4,134 (9,260) (9,260)
Alleghany Corp. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2022 2,687 (38,382) (38,382)
Altair Engineering,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2022 1,420 (1,690) (1,690)
Altice USA, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2022 27,477 (14,288) (14,288)
Analog Devices,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/29/2021 8,330 (15,994) (15,994)
Anthem, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2022 8,942 (83,072) (83,072)
Apellis
Pharmaceuticals,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 3,576 (2,253) (2,253)

24 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Apollo Global
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2021 23,934 (26,806) (26,806)
Appfolio , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 3,698 (13,646) (13,646)
Arrowhead
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 3,478 (17,251) (17,251)
Aspen
Technology, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2022 8,161 (816) (816)
Badger Meter, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 4,038 (2,706) (2,706)
Bandwidth, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 2,052 (21,012) (21,012)
Berkeley Lights,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 1,161 (6,664) (6,664)
Beyond Meat, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 240 (830) (830)
Bio- Techne Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 3,404 (51,945) (51,945)
Bloom Energy
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 3,251 (11,866) (11,866)
Box, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2021 9,027 (3,972) (3,972)
Brooks
Automation, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 15,667 (55,226) (55,226)
Builders
FirstSource , Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 6,307 (10,154) (10,154)
CACI
International, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 6,490 (8,372) (8,372)
Caesars
Entertainment,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2021 4,201 (21,047) (21,047)
Cardinal Health,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 35,505 (43,462) (43,462)
CareDx , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2021 1,919 (15,371) (15,371)
Carlyle Group,
Inc. (The)
Increases in total
return of reference
entity
OBFR - 0.25%
to 0.96% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 1,875 (694) (694)

NVIT Jacobs Levy Large Cap Growth Fund - March 31, 2021 (Unaudited) - Statement of Investments - 25
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Carvana Co. Increases in total
return of reference
entity
OBFR - 0.25%
to 0.48% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 4,326 (59,223) (59,223)
Casella Waste
Systems, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2022 10,682 (16) (16)
Cerner Corp. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 25,762 (15,715) (15,715)
Charter
Communications,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 3,261 (64,111) (64,111)
Chegg , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2021 14,892 (63,887) (63,887)
ChemoCentryx ,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 2,234 (3,820) (3,820)
Copart , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2022 5,392 (14,719) (14,719)
Costco Wholesale
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2022 10,695 (39,251) (39,251)
Coupa Software,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 4,243 (52,019) (52,019)
CryoPort , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 5,440 (18,278) (18,278)
Domino's Pizza,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 1,259 (4,218) (4,218)
Energizer
Holdings, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2022 11,560 (10,751) (10,751)
Exact Sciences
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2022 6,716 (80,256) (80,256)
Fate
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2021 4,392 (42,515) (42,515)
Federal Signal
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 12,245 (1,714) (1,714)
Four Corners
Property Trust,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 22,012 (2,256) (2,256)
Fox Factory
Holding Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 4,995 (7,792) (7,792)

26 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
FuelCell Energy,
Inc.
Increases in total
return of reference
entity
OBFR - 1.09% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2022 6,246 (12,804) (12,804)
Gibraltar
Industries, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 5,594 (20,530) (20,530)
Glaukos Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 4,761 (4,618) (4,618)
Globant SA Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 4,970 (64,014) (64,014)
GoHealth , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 19,972 (9,387) (9,387)
Green Dot Corp. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 15,531 (2,019) (2,019)
H&R Block, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 28,431 (17,912) (17,912)
Hannon
Armstrong
Sustainable
Infrastructure
Capital, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2021 17,708 (51,176) (51,176)
HCA Healthcare,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2022 6,176 (10,066) (10,066)
HealthEquity , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 10,286 (8,229) (8,229)
Herbalife Nutrition
Ltd.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 5,467 (2,405) (2,405)
Hershey Co. (The) 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 2,553 (5,529) (5,529)
Huntington Ingalls
Industries, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 7,005 (10,578) (10,578)
II-VI, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 12,183 (19,249) (19,249)
Intra-Cellular
Therapies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 8,171 (15,607) (15,607)
Invitae Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 9,892 (50,944) (50,944)
iRhythm
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 1,778 (12,819) (12,819)
J2 Global, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 6,273 (14,240) (14,240)

NVIT Jacobs Levy Large Cap Growth Fund - March 31, 2021 (Unaudited) - Statement of Investments - 27
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Las Vegas Sands
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2022 17,924 (18,641) (18,641)
Lattice
Semiconductor
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 4,221 (10,046) (10,046)
LCI Industries Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 2,606 (12,874) (12,874)
Leslie's, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 4,246 (12,313) (12,313)
LivePerson , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 8,617 (16,372) (16,372)
Magnite , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 3,008 (8,332) (8,332)
ManTech
International Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 8,752 (2,188) (2,188)
MicroStrategy ,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 432 (20,503) (20,503)
Moderna , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 4,288 (32,289) (32,289)
Monro , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 7,474 (4,933) (4,933)
Murphy USA, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2022 7,296 (75,222) (75,222)
National Health
Investors, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 445 (528) (528)
NeoGenomics ,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 21,776 (89,717) (89,717)
NortonLifeLock ,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2022 47,904 (16,048) (16,048)
Novavax , Inc. Increases in total
return of reference
entity
OBFR - 1.72% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 164 (1,240) (1,240)
Ollie's Bargain
Outlet Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 10,006 (6,904) (6,904)
Onto Innovation,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 10,145 (50,928) (50,928)
Pacific
Biosciences of
California, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2021 7,465 (34,936) (34,936)

28 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
PennyMac
Financial
Services, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2022 14,228 (854) (854)
Pilgrim's Pride
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/29/2021 40,112 (21,460) (21,460)
Plug Power, Inc. Increases in total
return of reference
entity
OBFR - 1.18%
to 1.58% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 8,690 (43,971) (43,971)
Proto Labs, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 2,784 (7,879) (7,879)
PTC
Therapeutics, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 2,996 (2,127) (2,127)
Q2 Holdings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 8,965 (9,593) (9,593)
Quaker Chemical
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 4,544 (47,667) (47,667)
R1 RCM, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 13,670 (10,526) (10,526)
RBC Bearings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 3,093 (23,228) (23,228)
RenaissanceRe
Holdings Ltd.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 4,462 (23,604) (23,604)
Repligen Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 6,611 (68,159) (68,159)
RingCentral, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 3,379 (47,948) (47,948)
Roku, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 247 (6,170) (6,170)
salesforce.com,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 5,653 (6,218) (6,218)
Sanderson Farms,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 1,839 (993) (993)
Shake Shack, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 2,685 (5,343) (5,343)
Sherwin-Williams
Co. (The)
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2022 1,158 (19,280) (19,280)

NVIT Jacobs Levy Large Cap Growth Fund - March 31, 2021 (Unaudited) - Statement of Investments - 29
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Sorrento
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 1.95%
to 2.57% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 11,871 (4,570) (4,570)
Stepan Co. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 3,400 (4,947) (4,947)
Steven Madden
Ltd.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 28,876 (16,748) (16,748)
Stitch Fix, Inc. Increases in total
return of reference
entity
OBFR - 1.58% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/29/2021 4,191 (10,058) (10,058)
Sunrun , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 6,894 (59,082) (59,082)
TechTarget , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2022 4,223 (7,757) (7,757)
Teladoc Health,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2022 6,415 (67,109) (67,109)
Tenable Holdings,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2022 2,786 (488) (488)
TG Therapeutics,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 2,501 (12,755) (12,755)
Trupanion , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 3,340 (8,851) (8,851)
Twilio , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 3,827 (98,277) (98,277)
Twist Bioscience
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 1,801 (29,789) (29,789)
Veracyte , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2021 10,562 (74,040) (74,040)
Vertex
Pharmaceuticals,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 3,787 (6,892) (6,892)
VF Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 15,869 (25,867) (25,867)
Virgin Galactic
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 2,966 (4,212) (4,212)
Waters Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 3,156 (473) (473)
Wynn Resorts Ltd. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 6,186 (11,568) (11,568)

30 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Zoom Video
Communications,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/29/2022 3,185 (41,087) (41,087)
(2,702,897) (2,702,897)
– –
(1,818,327) (1,818,327)
Financing Costs of Swap Contracts (35,700) (35,700)
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts (1,854,027) (1,854,027)
LIBOR London Interbank Offered Rate
OBFR Overnight Bank Funding Rate

NVIT Jacobs Levy Large Cap Growth Fund - March 31, 2021 (Unaudited) - Statement of Investments - 31
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

32 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2021. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts.
Swap Contracts
Total Return Swap Contracts — The Fund entered into total
return swap contracts to take long and short positions in
equities, to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's
Prospectus. Total return swap contracts are agreements in
which the Fund and the counterparty each agree to pay the
other party the difference between the relative investment
performance that would have been achieved if the notional
amount of the total return swap contract had been invested
in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest.
The counterparty to a total return swap contract is a financial institution. The Fund has segregated liquid assets to cover its obligations under the total return swap contract.
The Fund entered into total return swap contracts on a net
basis, which means that the two payment streams are netted
out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments are made at the conclusion of a total return swap contract or periodically during its term. Total return swap contracts normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to total return swap contracts is normally limited to the net amount of payments that the Fund is contractually obligated to make. If the counterparty to a total return swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. Total return swap contracts are marked-to-
market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data
factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and /or foreign index. Total return swap contracts are generally categorized as Level 2 investments
within the hierarchy.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2021:
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 216,080,767 $ – $ – $ 216,080,767
Repurchase Agreements – 2,070,653 – 2,070,653
Total Return Swaps* – 884,570 – 884,570
Total Assets $ 216,080,767 $ 2,955,223 $ – $ 219,035,990
$ – $ – $ – $ –
Liabilities:
Total Return Swaps* $ – $ (2,738,597) $ – $ (2,738,597)
Total Liabilities $ – $ (2,738,597) $ – $ (2,738,597)
Total $ 216,080,767 $ 216,626 $ – $ 216,297,393
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
*
Swap contracts are included in the table at value, with the exception of centrally cleared and equity swap contracts which are included in the table at unrealized appreciation/(depreciation).
Assets: Fair Value
Swap Contracts(a)
Equity risk Swap contracts, at value $ 884,570
Total $ 884,570
Liabilities:
Swap Contracts(a)
Equity risk Swap contracts, at value (2,738,597)
Total $ (2,738,597)
(a)
Swap contracts are included in the table at value, with the exception of centrally cleared and equity swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Mellon Dynamic U.S. Core Fund - March 31, 2021 (Unaudited) - Statement of Investments - 33
Common Stocks 90.1%
Shares Value ($)
Aerospace & Defense 1.5%
Boeing Co. (The)* 26,976 6,871,327
General Dynamics Corp. 11,383 2,066,698
Howmet Aerospace, Inc.* 19,143 615,065
Huntington Ingalls Industries,
Inc. 2,011 413,964
L3Harris Technologies, Inc. 10,091 2,045,244
Lockheed Martin Corp. 12,116 4,476,862
Northrop Grumman Corp. 7,614 2,464,195
Raytheon Technologies Corp. 74,705 5,772,455
Teledyne Technologies, Inc.* 1,824 754,498
Textron, Inc. 11,342 636,059
TransDigm Group, Inc.* 2,683 1,577,389
27,693,756
Air Freight & Logistics 0.6%
CH Robinson Worldwide, Inc. 6,742 643,389
Expeditors International of
Washington, Inc. 8,411 905,781
FedEx Corp. 11,983 3,403,651
United Parcel Service, Inc.,
Class B 35,376 6,013,566
10,966,387
Airlines 0.3%
Alaska Air Group, Inc. * 6,042 418,167
American Airlines Group, Inc.* 31,819 760,474
Delta Air Lines, Inc.* 31,300 1,511,164
Southwest Airlines Co.* 28,985 1,769,824
United Airlines Holdings, Inc.* 15,860 912,584
5,372,213
Auto Components 0.1%
Aptiv plc* 13,251 1,827,313
BorgWarner, Inc. 11,914 552,333
2,379,646
Automobiles 1.7%
Ford Motor Co.* 191,895 2,350,714
General Motors Co.* 62,309 3,580,275
Tesla, Inc.* 37,777 25,232,392
31,163,381
Banks 4.0%
Bank of America Corp. 373,707 14,458,724
Citigroup, Inc. 102,642 7,467,205
Citizens Financial Group, Inc. 21,142 933,419
Comerica, Inc. 6,779 486,325
Fifth Third Bancorp 34,858 1,305,432
First Republic Bank 8,630 1,439,053
Huntington Bancshares, Inc. 50,144 788,264
JPMorgan Chase & Co. 150,123 22,853,224
KeyCorp 48,405 967,132
M&T Bank Corp. 6,379 967,120
People's United Financial, Inc. 20,661 369,832
PNC Financial Services
Group, Inc. (The) 20,837 3,655,018
Regions Financial Corp. 47,572 982,838
SVB Financial Group* 2,612 1,289,440
Truist Financial Corp. 66,207 3,861,192
US Bancorp 67,174 3,715,394
Wells Fargo & Co. 203,300 7,942,931
Common Stocks
Shares Value ($)
Banks
Zions Bancorp NA 8,202 450,782
73,933,325
Beverages 1.3%
Brown-Forman Corp., Class B 9,060 624,868
Coca-Cola Co. (The) 190,750 10,054,433
Constellation Brands, Inc.,
Class A 8,346 1,902,888
Molson Coors Beverage Co.,
Class B* 9,403 480,963
Monster Beverage Corp.* 18,136 1,652,008
PepsiCo, Inc. 67,851 9,597,524
24,312,684
Biotechnology 1.6%
AbbVie, Inc. 86,847 9,398,582
Alexion Pharmaceuticals, Inc.* 10,786 1,649,287
Amgen, Inc. 28,400 7,066,204
Biogen, Inc.* 7,478 2,091,971
Gilead Sciences, Inc. 61,758 3,991,420
Incyte Corp.* 9,251 751,829
Regeneron Pharmaceuticals,
Inc.* 5,170 2,446,134
Vertex Pharmaceuticals, Inc.* 12,769 2,743,930
30,139,357
Building Products 0.5%
A O Smith Corp. 6,765 457,382
Allegion plc 4,559 572,701
Carrier Global Corp. 40,091 1,692,642
Fortune Brands Home &
Security, Inc. 6,892 660,391
Johnson Controls International
plc 35,361 2,109,991
Masco Corp. 12,944 775,346
Trane Technologies plc 11,702 1,937,383
8,205,836
Capital Markets 2.6%
Ameriprise Financial, Inc. 5,724 1,330,544
Bank of New York Mellon
Corp. (The) 37,978 1,795,980
BlackRock, Inc. 6,978 5,261,133
Cboe Global Markets, Inc. 5,287 521,774
Charles Schwab Corp. (The) 73,563 4,794,836
CME Group, Inc. 17,641 3,602,821
Franklin Resources, Inc. 13,107 387,967
Goldman Sachs Group, Inc.
(The) 16,915 5,531,205
Intercontinental Exchange, Inc. 27,596 3,081,921
Invesco Ltd. 18,766 473,279
MarketAxess Holdings, Inc. 1,860 926,131
Moody's Corp. 7,901 2,359,318
Morgan Stanley 73,779 5,729,677
MSCI, Inc. 4,051 1,698,503
Nasdaq, Inc. 5,706 841,407
Northern Trust Corp. 10,354 1,088,309
Raymond James Financial,
Inc. 6,013 736,953
S&P Global, Inc. 11,830 4,174,452
State Street Corp. 17,253 1,449,425

34 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Capital Markets
T. Rowe Price Group, Inc. 11,187 1,919,689
47,705,324
Chemicals 1.7%
Air Products & Chemicals, Inc. 10,871 3,058,447
Albemarle Corp. 5,808 848,607
Celanese Corp. 5,585 836,689
CF Industries Holdings, Inc. 10,689 485,067
Corteva , Inc. 36,508 1,702,003
Dow, Inc. 36,593 2,339,756
DuPont de Nemours, Inc. 26,429 2,042,433
Eastman Chemical Co. 6,689 736,593
Ecolab, Inc. 12,214 2,614,651
FMC Corp. 6,420 710,116
International Flavors &
Fragrances, Inc. 12,204 1,703,800
Linde plc 25,709 7,202,119
LyondellBasell Industries NV,
Class A 12,613 1,312,383
Mosaic Co. (The) 17,232 544,704
PPG Industries, Inc. 11,627 1,747,073
Sherwin-Williams Co. (The) 3,961 2,923,258
30,807,699
Commercial Services & Supplies 0.4%
Cintas Corp. 4,326 1,476,507
Copart , Inc.* 10,186 1,106,302
Republic Services, Inc. 10,463 1,039,499
Rollins, Inc. 11,065 380,857
Waste Management, Inc. 19,118 2,466,604
6,469,769
Communications Equipment 0.8%
Arista Networks, Inc.* 2,708 817,518
Cisco Systems, Inc. 207,645 10,737,323
F5 Networks, Inc.* 3,023 630,658
Juniper Networks, Inc. 16,399 415,387
Motorola Solutions, Inc. 8,291 1,559,123
14,160,009
Construction & Engineering 0.0%
†
Quanta Services, Inc. 6,912 608,118
Construction Materials 0.1%
Martin Marietta Materials, Inc. 3,051 1,024,587
Vulcan Materials Co. 6,493 1,095,694
2,120,281
Consumer Finance 0.5%
American Express Co. 32,075 4,536,688
Capital One Financial Corp. 22,559 2,870,181
Discover Financial Services 15,039 1,428,555
Synchrony Financial 26,605 1,081,759
9,917,183
Containers & Packaging 0.3%
Amcor plc(a) 76,438 892,796
Avery Dennison Corp. 4,113 755,352
Ball Corp. 16,078 1,362,450
International Paper Co. 19,253 1,041,010
Packaging Corp. of America 4,703 632,459
Sealed Air Corp. 7,517 344,429
Common Stocks
Shares Value ($)
Containers & Packaging
Westrock Co. 13,018 677,587
5,706,083
Distributors 0.1%
Genuine Parts Co. 7,136 824,850
LKQ Corp.* 13,866 586,948
Pool Corp. 2,005 692,206
2,104,004
Diversified Financial Services 1.3%
Berkshire Hathaway, Inc.,
Class B* 93,804 23,964,108
Diversified Telecommunication Services 1.3%
AT&T, Inc. 350,770 10,617,808
Lumen Technologies, Inc. 48,971 653,763
Verizon Communications, Inc. 203,541 11,835,909
23,107,480
Electric Utilities 1.5%
Alliant Energy Corp. 12,308 666,601
American Electric Power Co.,
Inc. 24,378 2,064,817
Duke Energy Corp. 37,772 3,646,131
Edison International 18,580 1,088,788
Entergy Corp. 9,958 990,522
Evergy , Inc. 11,169 664,891
Eversource Energy 16,821 1,456,530
Exelon Corp. 47,928 2,096,371
FirstEnergy Corp. 26,974 935,728
NextEra Energy, Inc. 96,372 7,286,687
NRG Energy, Inc. 12,223 461,174
Pinnacle West Capital Corp. 5,629 457,919
PPL Corp. 37,669 1,086,374
Southern Co. (The) 51,912 3,226,850
Xcel Energy, Inc. 26,555 1,766,173
27,895,556
Electrical Equipment 0.5%
AMETEK, Inc. 11,306 1,444,115
Eaton Corp. plc 19,554 2,703,927
Emerson Electric Co. 29,471 2,658,874
Generac Holdings, Inc.* 3,073 1,006,254
Rockwell Automation, Inc. 5,698 1,512,477
9,325,647
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A 29,407 1,939,980
CDW Corp. 7,039 1,166,714
Corning, Inc. 37,696 1,640,153
FLIR Systems, Inc. 6,370 359,714
IPG Photonics Corp.* 1,741 367,246
Keysight Technologies, Inc.* 9,230 1,323,582
TE Connectivity Ltd. 16,243 2,097,134
Trimble, Inc.* 12,501 972,453
Zebra Technologies Corp.,
Class A* 2,621 1,271,657
11,138,633
Energy Equipment & Services 0.2%
Baker Hughes Co. 36,343 785,372
Halliburton Co. 43,945 943,060
NOV, Inc.* 20,179 276,856

NVIT Mellon Dynamic U.S. Core Fund - March 31, 2021 (Unaudited) - Statement of Investments - 35
Common Stocks
Shares Value ($)
Energy Equipment & Services
Schlumberger NV 68,622 1,865,832
3,871,120
Entertainment 1.9%
Activision Blizzard, Inc. 38,070 3,540,510
Electronic Arts, Inc. 14,116 1,910,883
Live Nation Entertainment,
Inc.* 7,168 606,771
Netflix, Inc.* 21,783 11,363,320
Take-Two Interactive Software,
Inc.* 5,725 1,011,607
Walt Disney Co. (The)* 89,296 16,476,898
34,909,989
Equity Real Estate Investment Trusts (REITs) 2.2%
Alexandria Real Estate
Equities, Inc. 6,339 1,041,498
American Tower Corp. 21,846 5,222,505
AvalonBay Communities, Inc. 6,952 1,282,713
Boston Properties, Inc. 6,994 708,212
Crown Castle International
Corp. 21,194 3,648,123
Digital Realty Trust, Inc. 13,798 1,943,310
Duke Realty Corp. 18,476 774,699
Equinix , Inc. 4,387 2,981,361
Equity Residential 16,803 1,203,599
Essex Property Trust, Inc. 3,230 878,043
Extra Space Storage, Inc. 6,583 872,577
Federal Realty Investment
Trust 3,389 343,814
Healthpeak Properties, Inc. 26,750 849,045
Host Hotels & Resorts, Inc.* 34,905 588,149
Iron Mountain, Inc. 14,407 533,203
Kimco Realty Corp. 21,601 405,019
Mid-America Apartment
Communities, Inc. 5,681 820,109
Prologis, Inc. 36,342 3,852,252
Public Storage 7,463 1,841,570
Realty Income Corp. 18,606 1,181,481
Regency Centers Corp. 7,890 447,442
SBA Communications Corp. 5,361 1,487,946
Simon Property Group, Inc. 16,121 1,834,086
UDR, Inc. 14,602 640,444
Ventas, Inc. 18,623 993,351
Vornado Realty Trust 7,615 345,645
Welltower , Inc. 20,470 1,466,266
Weyerhaeuser Co. 37,174 1,323,394
39,509,856
Food & Staples Retailing 1.2%
Costco Wholesale Corp. 21,768 7,672,785
Kroger Co. (The) 37,333 1,343,615
Sysco Corp. 25,054 1,972,752
Walgreens Boots Alliance, Inc. 35,196 1,932,260
Walmart, Inc. 68,182 9,261,161
22,182,573
Food Products 0.9%
Archer-Daniels-Midland Co. 27,393 1,561,401
Campbell Soup Co. 9,901 497,723
Conagra Brands, Inc. 24,281 912,966
General Mills, Inc. 30,007 1,840,029
Common Stocks
Shares Value ($)
Food Products
Hershey Co. (The) 7,180 1,135,589
Hormel Foods Corp. 13,936 665,862
J M Smucker Co. (The) 5,473 692,499
Kellogg Co. 12,813 811,063
Kraft Heinz Co. (The)(a) 31,777 1,271,080
Lamb Weston Holdings, Inc. 7,253 561,962
McCormick & Co., Inc.
(Non-Voting) 12,195 1,087,306
Mondelez International, Inc.,
Class A 69,402 4,062,099
Tyson Foods, Inc., Class A 14,634 1,087,306
16,186,885
Gas Utilities 0.0%
†
Atmos Energy Corp. 6,456 638,176
Health Care Equipment & Supplies 3.3%
Abbott Laboratories 87,130 10,441,659
ABIOMED, Inc.* 2,234 712,043
Align Technology, Inc.* 3,579 1,938,136
Baxter International, Inc. 24,796 2,091,295
Becton Dickinson and Co. 14,277 3,471,453
Boston Scientific Corp.* 69,607 2,690,311
Cooper Cos., Inc. (The) 2,439 936,795
Danaher Corp. 31,168 7,015,293
DENTSPLY SIRONA, Inc. 10,838 691,573
DexCom , Inc.* 4,719 1,695,961
Edwards Lifesciences Corp.* 30,671 2,565,322
Hologic , Inc.* 12,788 951,171
IDEXX Laboratories, Inc.* 4,194 2,052,166
Intuitive Surgical, Inc.* 5,786 4,275,507
Medtronic plc 66,292 7,831,074
ResMed , Inc. 7,134 1,384,139
STERIS plc 4,229 805,540
Stryker Corp. 16,085 3,917,984
Teleflex, Inc. 2,316 962,205
Varian Medical Systems, Inc.* 4,530 799,681
West Pharmaceutical
Services, Inc. 3,679 1,036,669
Zimmer Biomet Holdings, Inc. 10,197 1,632,336
59,898,313
Health Care Providers & Services 2.4%
AmerisourceBergen Corp. 7,306 862,619
Anthem, Inc. 12,037 4,320,681
Cardinal Health, Inc. 14,543 883,487
Centene Corp.* 28,542 1,824,119
Cigna Corp. 17,293 4,180,410
CVS Health Corp. 64,463 4,849,552
DaVita, Inc.* 3,650 393,361
HCA Healthcare, Inc. 13,020 2,452,187
Henry Schein, Inc.* 7,068 489,388
Humana, Inc. 6,329 2,653,433
Laboratory Corp. of America
Holdings* 4,783 1,219,809
McKesson Corp. 7,799 1,521,117
Quest Diagnostics, Inc. 6,696 859,365
UnitedHealth Group, Inc. 46,503 17,302,371
Universal Health Services,
Inc., Class B 3,888 518,620
44,330,519

36 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Health Care Technology 0.1%
Cerner Corp. 15,265 1,097,248
Hotels, Restaurants & Leisure 1.6%
Caesars Entertainment, Inc.* 10,183 890,503
Carnival Corp.* 39,647 1,052,231
Chipotle Mexican Grill, Inc.* 1,396 1,983,465
Darden Restaurants, Inc. 6,449 915,758
Domino's Pizza, Inc. 1,953 718,294
Hilton Worldwide Holdings,
Inc.* 13,619 1,646,809
Las Vegas Sands Corp.* 16,081 977,082
Marriott International, Inc.,
Class A* 13,057 1,933,872
McDonald's Corp. 36,665 8,218,093
MGM Resorts International 20,358 773,400
Norwegian Cruise Line
Holdings Ltd.*(a) 18,040 497,724
Penn National Gaming, Inc.* 7,269 762,082
Royal Caribbean Cruises Ltd.* 10,895 932,721
Starbucks Corp. 57,886 6,325,203
Wynn Resorts Ltd.* 5,245 657,566
Yum! Brands, Inc. 14,720 1,592,410
29,877,213
Household Durables 0.4%
DR Horton, Inc. 16,231 1,446,507
Garmin Ltd. 7,418 978,063
Leggett & Platt, Inc.(a) 6,886 314,346
Lennar Corp., Class A 13,458 1,362,353
Mohawk Industries, Inc.* 2,906 558,853
Newell Brands, Inc. 18,310 490,342
NVR, Inc.* 173 814,991
PulteGroup, Inc. 13,302 697,557
Whirlpool Corp. 3,102 683,525
7,346,537
Household Products 1.3%
Church & Dwight Co., Inc. 12,004 1,048,549
Clorox Co. (The) 6,164 1,188,912
Colgate-Palmolive Co. 41,693 3,286,659
Kimberly-Clark Corp. 16,596 2,307,674
Procter & Gamble Co. (The) 121,134 16,405,178
24,236,972
Independent Power and Renewable Electricity Producers
0.1%
AES Corp. (The) 32,953 883,470
Industrial Conglomerates 1.1%
3M Co. 28,471 5,485,792
General Electric Co. 431,070 5,659,949
Honeywell International, Inc. 34,200 7,423,794
Roper Technologies, Inc. 5,152 2,078,008
20,647,543
Insurance 1.7%
Aflac, Inc. 31,416 1,607,871
Allstate Corp. (The) 14,861 1,707,529
American International Group,
Inc. 42,449 1,961,568
Aon plc, Class A(a) 11,099 2,553,991
Arthur J Gallagher & Co. 9,494 1,184,566
Assurant, Inc. 2,896 410,566
Common Stocks
Shares Value ($)
Insurance
Chubb Ltd. 22,123 3,494,770
Cincinnati Financial Corp. 7,382 761,010
Everest Re Group Ltd. 1,998 495,124
Globe Life, Inc. 4,692 453,388
Hartford Financial Services
Group, Inc. (The) 17,815 1,189,864
Lincoln National Corp. 9,015 561,364
Loews Corp. 11,075 567,926
Marsh & McLennan Cos., Inc. 24,965 3,040,737
MetLife, Inc. 36,911 2,243,820
Principal Financial Group, Inc. 12,587 754,717
Progressive Corp. (The) 28,771 2,750,795
Prudential Financial, Inc. 19,481 1,774,719
Travelers Cos., Inc. (The) 12,379 1,861,802
Unum Group 10,189 283,560
W R Berkley Corp. 7,000 527,450
Willis Towers Watson plc 6,325 1,447,666
31,634,803
Interactive Media & Services 5.3%
Alphabet, Inc., Class A* 14,796 30,517,046
Alphabet, Inc., Class C* 14,182 29,337,310
Facebook, Inc., Class A* 118,347 34,856,742
Twitter, Inc.* 39,195 2,493,978
97,205,076
Internet & Direct Marketing Retail 4.1%
Amazon.com, Inc.* 21,060 65,161,325
Booking Holdings, Inc.* 2,014 4,692,298
eBay, Inc. 31,726 1,942,900
Etsy, Inc.* 6,279 1,266,286
Expedia Group, Inc.* 6,899 1,187,456
74,250,265
IT Services 4.7%
Accenture plc, Class A 31,191 8,616,514
Akamai Technologies, Inc.* 8,097 825,084
Automatic Data Processing,
Inc. 21,032 3,963,901
Broadridge Financial
Solutions, Inc. 5,745 879,559
Cognizant Technology
Solutions Corp., Class A 26,047 2,034,792
DXC Technology Co.* 12,720 397,627
Fidelity National Information
Services, Inc. 30,529 4,292,683
Fiserv, Inc.* 28,289 3,367,523
FleetCor Technologies, Inc.* 4,151 1,115,083
Gartner, Inc.* 4,415 805,958
Global Payments, Inc. 14,504 2,923,716
International Business
Machines Corp. 43,934 5,854,645
Jack Henry & Associates, Inc. 3,757 570,012
Mastercard , Inc., Class A 43,130 15,356,436
Paychex, Inc. 15,743 1,543,129
PayPal Holdings, Inc.* 57,609 13,989,770
VeriSign, Inc.* 4,872 968,359
Visa, Inc., Class A(a) 83,437 17,666,116
Western Union Co. (The) 20,531 506,294
85,677,201

NVIT Mellon Dynamic U.S. Core Fund - March 31, 2021 (Unaudited) - Statement of Investments - 37
Common Stocks
Shares Value ($)
Leisure Products 0.0%
†
Hasbro, Inc. 6,316 607,094
Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc. 14,953 1,901,125
Bio-Rad Laboratories, Inc.,
Class A* 1,060 605,440
Illumina, Inc.* 7,166 2,752,174
IQVIA Holdings, Inc.* 9,386 1,812,812
Mettler -Toledo International,
Inc.* 1,148 1,326,732
PerkinElmer, Inc. 5,549 711,881
Thermo Fisher Scientific, Inc. 19,366 8,838,255
Waters Corp.* 3,073 873,254
18,821,673
Machinery 1.6%
Caterpillar, Inc. 26,812 6,216,898
Cummins, Inc. 7,264 1,882,175
Deere & Co. 15,410 5,765,497
Dover Corp. 7,032 964,298
Fortive Corp. 16,785 1,185,692
IDEX Corp. 3,747 784,322
Illinois Tool Works, Inc. 14,157 3,136,059
Ingersoll Rand, Inc.* 18,471 908,958
Otis Worldwide Corp. 19,988 1,368,179
PACCAR, Inc. 17,018 1,581,313
Parker-Hannifin Corp. 6,336 1,998,564
Pentair plc(a) 8,296 517,007
Snap-on, Inc. 2,684 619,306
Stanley Black & Decker, Inc. 7,892 1,575,796
Westinghouse Air Brake
Technologies Corp. 8,824 698,508
Xylem, Inc. 8,961 942,518
30,145,090
Media 1.2%
Charter Communications, Inc.,
Class A*(a) 6,951 4,288,906
Comcast Corp., Class A 224,845 12,166,363
Discovery, Inc., Class A* 8,332 362,109
Discovery, Inc., Class C* 14,478 534,093
DISH Network Corp., Class A* 12,360 447,432
Fox Corp., Class A 16,707 603,290
Fox Corp., Class B 7,693 268,716
Interpublic Group of Cos., Inc.
(The) 19,514 569,809
News Corp., Class A 19,533 496,724
News Corp., Class B 6,704 157,276
Omnicom Group, Inc. 10,613 786,954
ViacomCBS , Inc. 28,321 1,277,277
21,958,949
Metals & Mining 0.3%
Freeport-McMoRan, Inc.* 71,616 2,358,315
Newmont Corp. 39,298 2,368,490
Nucor Corp.(a) 14,604 1,172,263
5,899,068
Multiline Retail 0.5%
Dollar General Corp. 12,031 2,437,721
Dollar Tree, Inc.* 11,530 1,319,724
Common Stocks
Shares Value ($)
Multiline Retail
Target Corp. 24,622 4,876,880
8,634,325
Multi-Utilities 0.7%
Ameren Corp. 12,466 1,014,234
CenterPoint Energy, Inc. 27,004 611,641
CMS Energy Corp. 14,429 883,343
Consolidated Edison, Inc. 17,035 1,274,218
Dominion Energy, Inc. 39,578 3,006,345
DTE Energy Co. 9,498 1,264,564
NiSource, Inc. 19,917 480,199
Public Service Enterprise
Group, Inc. 24,771 1,491,462
Sempra Energy 14,851 1,968,945
WEC Energy Group, Inc. 15,468 1,447,650
13,442,601
Oil, Gas & Consumable Fuels 2.3%
APA Corp. 19,606 350,947
Cabot Oil & Gas Corp. 19,391 364,163
Chevron Corp. 94,744 9,928,224
ConocoPhillips 66,569 3,526,160
Devon Energy Corp. 29,685 648,617
Diamondback Energy, Inc. 8,816 647,888
EOG Resources, Inc.(a) 28,648 2,077,839
Exxon Mobil Corp. 208,229 11,625,425
Hess Corp. 13,578 960,779
HollyFrontier Corp. 7,777 278,261
Kinder Morgan, Inc. 95,501 1,590,092
Marathon Oil Corp. 39,429 421,102
Marathon Petroleum Corp. 31,955 1,709,273
Occidental Petroleum Corp. 41,698 1,110,001
ONEOK, Inc. 22,103 1,119,738
Phillips 66 21,433 1,747,647
Pioneer Natural Resources
Co. 10,093 1,602,970
Valero Energy Corp. 20,310 1,454,196
Williams Cos., Inc. (The) 60,450 1,432,061
42,595,383
Personal Products 0.2%
Estee Lauder Cos., Inc. (The),
Class A 11,288 3,283,115
Pharmaceuticals 3.3%
Bristol-Myers Squibb Co. 110,168 6,954,906
Catalent , Inc.* 8,482 893,239
Eli Lilly & Co. 39,117 7,307,838
Johnson & Johnson 129,319 21,253,578
Merck & Co., Inc. 124,445 9,593,465
Perrigo Co. plc 6,654 269,287
Pfizer, Inc. 274,320 9,938,614
Viatris , Inc.* 60,047 838,856
Zoetis, Inc. 23,350 3,677,158
60,726,941
Professional Services 0.4%
Equifax, Inc. 5,966 1,080,622
IHS Markit Ltd. 18,293 1,770,396
Jacobs Engineering Group,
Inc. 6,405 827,974
Leidos Holdings, Inc. 6,643 639,588
Nielsen Holdings plc 17,871 449,456

38 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Professional Services
Robert Half International, Inc. 5,653 441,330
Verisk Analytics, Inc. 7,982 1,410,339
6,619,705
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A* 16,452 1,301,518
Road & Rail 0.9%
CSX Corp. 37,469 3,612,761
JB Hunt Transport Services,
Inc. 4,141 695,978
Kansas City Southern 4,536 1,197,141
Norfolk Southern Corp. 12,378 3,323,740
Old Dominion Freight Line, Inc. 4,697 1,129,206
Union Pacific Corp. 32,938 7,259,865
17,218,691
Semiconductors & Semiconductor Equipment 5.0%
Advanced Micro Devices, Inc.* 59,564 4,675,774
Analog Devices, Inc. 18,120 2,810,050
Applied Materials, Inc. 45,116 6,027,498
Broadcom, Inc. 20,076 9,308,438
Enphase Energy, Inc.* 6,427 1,042,202
Intel Corp. 199,849 12,790,336
KLA Corp. 7,566 2,499,806
Lam Research Corp. 7,023 4,180,371
Maxim Integrated Products,
Inc. 13,309 1,216,043
Microchip Technology, Inc. 13,216 2,051,388
Micron Technology, Inc.* 54,989 4,850,580
Monolithic Power Systems,
Inc. 2,134 753,750
NVIDIA Corp. 30,498 16,283,797
NXP Semiconductors NV 13,544 2,726,949
Qorvo , Inc.* 5,654 1,032,986
QUALCOMM, Inc. 55,861 7,406,610
Skyworks Solutions, Inc. 8,086 1,483,619
Teradyne, Inc. 8,310 1,011,161
Texas Instruments, Inc. 45,255 8,552,742
Xilinx, Inc. 12,052 1,493,243
92,197,343
Software 7.5%
Adobe, Inc.* 23,575 11,206,848
ANSYS, Inc.* 4,254 1,444,488
Autodesk, Inc.* 10,802 2,993,774
Cadence Design Systems,
Inc.* 13,689 1,875,256
Citrix Systems, Inc. 6,119 858,863
Fortinet, Inc.* 6,638 1,224,180
Intuit, Inc. 13,462 5,156,754
Microsoft Corp. 371,107 87,495,898
NortonLifeLock , Inc. 29,365 624,300
Oracle Corp. 91,196 6,399,223
Paycom Software, Inc.* 2,401 888,514
salesforce.com, Inc.* 45,135 9,562,753
ServiceNow , Inc.* 9,639 4,820,560
Synopsys, Inc.* 7,477 1,852,651
Tyler Technologies, Inc.* 2,004 850,758
137,254,820
Specialty Retail 2.1%
Advance Auto Parts, Inc. 3,277 601,297
Common Stocks
Shares Value ($)
Specialty Retail
AutoZone, Inc.* 1,089 1,529,283
Best Buy Co., Inc. 11,480 1,318,019
CarMax, Inc.* 8,122 1,077,464
Gap, Inc. (The)* 10,287 306,347
Home Depot, Inc. (The) 52,960 16,166,040
L Brands, Inc.* 11,578 716,215
Lowe's Cos., Inc. 35,944 6,835,830
O'Reilly Automotive, Inc.* 3,445 1,747,476
Ross Stores, Inc. 17,477 2,095,667
TJX Cos., Inc. (The) 59,005 3,903,181
Tractor Supply Co. 5,793 1,025,824
Ulta Beauty, Inc.* 2,792 863,203
38,185,846
Technology Hardware, Storage & Peripherals 5.5%
Apple, Inc. 776,482 94,847,276
Hewlett Packard Enterprise
Co. 64,890 1,021,369
HP, Inc. 61,476 1,951,863
NetApp, Inc. 11,054 803,294
Seagate Technology plc 10,054 771,645
Western Digital Corp. 15,130 1,009,927
100,405,374
Textiles, Apparel & Luxury Goods 0.6%
Hanesbrands, Inc. 17,166 337,655
NIKE, Inc., Class B 62,528 8,309,346
PVH Corp.* 3,450 364,665
Ralph Lauren Corp.* 2,493 307,038
Tapestry, Inc.* 13,740 566,225
Under Armour , Inc., Class A* 9,583 212,359
Under Armour , Inc., Class C* 10,369 191,412
VF Corp. 15,743 1,258,181
11,546,881
Tobacco 0.6%
Altria Group, Inc. 91,364 4,674,182
Philip Morris International, Inc. 76,575 6,795,266
11,469,448
Trading Companies & Distributors 0.2%
Fastenal Co. 28,163 1,416,036
United Rentals, Inc.*(a) 3,588 1,181,564
WW Grainger, Inc. 2,196 880,442
3,478,042
Water Utilities 0.1%
American Water Works Co.,
Inc. 8,894 1,333,388
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.* 28,702 3,596,074
Total Common Stocks
(cost $1,126,729,209) 1,654,301,607

NVIT Mellon Dynamic U.S. Core Fund - March 31, 2021 (Unaudited) - Statement of Investments - 39
Purchased Options 1.6%
Number of
Contracts Value ($)
Call Options 1.5%
Index Funds: 1.5%
S&P 500 E-Mini Index
6/18/2021 at USD 3,500.00,
American Style
Notional Amount: USD
94,356,138
Exchange Traded
*
475 11,865,500
S&P 500 E-Mini Index
6/18/2021 at USD 4,130.00,
American Style
Notional Amount: USD
94,356,138
Exchange Traded
*
475 990,375
S&P 500 E-Mini Index
5/21/2021 at USD 3,350.00,
European Style
Notional Amount: USD
94,356,138
Exchange Traded
*
475 14,915,000
Put Option 0.1%
Future Interest Rate Options: 0.1%
U.S. Treasury 30 Year Bond
5/21/2021 at USD 155.00,
American Style
Notional Amount: USD
70,600,000
Exchange Traded
*
706 1,765,000
Total Purchased Options
(cost $25,205,608) 29,535,875
Short-Term Investment 2.8%
Shares
U.S. Treasury Obligation 2.8%
U.S. Treasury Bills, 0.01%,
6/17/2021 52,000,000 51,998,332
Total Short-Term Investment
(cost $51,999,388) 51,998,332
Repurchase Agreement 0.0%
†
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
0.02%, dated 3/31/2021,
due 4/1/2021, repurchase
price $263,085,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 6.50%, maturing
8/25/2022 - 1/16/2061;
total market value
$268,346.(b) 263,084 263,084
Total Repurchase Agreement
(cost $263,084) 263,084
Total Investments
(cost $1,204,197,289) — 94.5% 1,736,098,898
Other assets in excess of liabilities — 5.5% 101,309,974
NET ASSETS — 100.0%
$ 1,837,408,872
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at March
31, 2021. The total value of securities on loan at March
31, 2021 was $28,330,747, which was collateralized by
$29,107,914 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.00% - 7.25%, and
maturity dates ranging from 4/8/2021 - 11/15/2050.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2021 was $263,084.
REIT Real Estate Investment Trust
Currency:
USD United States Dollar
Futures contracts outstanding as of March 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 1,076 6/2021 USD 213,446,120 1,759,313
U.S. Treasury Long Bond 1,691 6/2021 USD 261,418,031 (9,867,846)
(8,108,533)
At March 31, 2021, the Fund had $3,853,624 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

40 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Mellon Dynamic U.S. Core Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

NVIT Mellon Dynamic U.S. Core Fund - March 31, 2021 (Unaudited) - Statement of Investments - 41
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2021. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using options and financial futures contracts.
Options
The Fund purchased and/or wrote options on futures contracts and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the
values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against
changes in interest rates, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with
buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the Fund's stated
investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the
purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases
in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates
liquid assets to cover its obligations under its option contracts.
Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option.
However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the
premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option
written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the
underlying transaction to determine the realized gain or loss on such underlying transaction. When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement
price provided by an independent pricing service as approved by the Board. If a settlement price is not available, such
options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange-traded
options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”)
market, and which are not quoted by NASDAQ, are valued
at the last quoted bid price, and are generally categorized as
Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions.
Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing
transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,654,301,607 $ – $ – $ 1,654,301,607
Futures Contracts 1,759,313 – – 1,759,313
Purchased Options 29,535,875 – – 29,535,875
Repurchase Agreement – 263,084 – 263,084
Short-Term Investment – 51,998,332 – 51,998,332
Total Assets $ 1,685,596,795 $ 52,261,416 $ – $ 1,737,858,211
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (9,867,846) $ – $ – $ (9,867,846)
Total Liabilities $ (9,867,846) $ – $ – $ (9,867,846)
Total $ 1,675,728,949 $ 52,261,416 $ – $ 1,727,990,365
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

42 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Mellon Dynamic U.S. Core Fund
transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to
sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities
transactions. Imperfect correlation between options and
the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other
than options purchased by the Fund) expose the Fund to
counterparty risk. To the extent required by Securities and
Exchange Commission (“SEC”) guidelines, the Fund will not
enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity
Futures Trading Commission regulations. Assets used as
cover or held in a segregated account cannot be sold while
the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to
earmarking or segregated accounts as a cover could impede
portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.

NVIT Mellon Dynamic U.S. Core Fund - March 31, 2021 (Unaudited) - Statement of Investments - 43
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2021:
Assets: Fair Value
Purchased Options
Equity risk Investment securities, at value $ 27,770,875
Interest rate risk Investment securities, at value 1,765,000
Futures Contracts
Equity risk Unrealized appreciation from futures contracts 1,759,313
Total $ 31,295,188
Liabilities:
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts $ (9,867,846)
Total $ (9,867,846)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

44 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Mellon Dynamic U.S. Equity Income Fund
Common Stocks 87.1%
Shares Value ($)
Aerospace & Defense 2.3%
L3Harris Technologies, Inc. 47,659 9,659,526
Northrop Grumman Corp. 6,439 2,083,918
11,743,444
Air Freight & Logistics 0.4%
FedEx Corp. 7,809 2,218,068
Automobiles 1.2%
General Motors Co.* 101,039 5,805,701
Banks 8.6%
Bank of America Corp. 393,329 15,217,899
JPMorgan Chase & Co. 120,530 18,348,282
Truist Financial Corp. 60,676 3,538,624
US Bancorp 112,481 6,221,324
43,326,129
Beverages 0.9%
PepsiCo, Inc. 30,802 4,356,943
Biotechnology 2.3%
AbbVie, Inc. 106,499 11,525,322
Building Products 1.0%
Carrier Global Corp. 115,026 4,856,398
Capital Markets 6.6%
Ameriprise Financial, Inc. 39,939 9,283,821
Charles Schwab Corp. (The) 95,485 6,223,712
Goldman Sachs Group, Inc.
(The) 22,361 7,312,047
Morgan Stanley 134,603 10,453,269
33,272,849
Chemicals 1.8%
CF Industries Holdings, Inc. 144,500 6,557,410
Mosaic Co. (The) 82,550 2,609,405
9,166,815
Communications Equipment 1.5%
Cisco Systems, Inc. 149,960 7,754,432
Construction & Engineering 1.0%
Quanta Services, Inc. 59,623 5,245,632
Construction Materials 1.1%
Vulcan Materials Co. 33,194 5,601,487
Consumer Finance 3.3%
Ally Financial, Inc. 142,325 6,434,513
Capital One Financial Corp. 78,831 10,029,668
16,464,181
Diversified Financial Services 4.2%
Berkshire Hathaway, Inc.,
Class B* 47,920 12,242,123
Voya Financial, Inc. 142,913 9,094,983
21,337,106
Electric Utilities 3.4%
Exelon Corp. 222,004 9,710,455
PPL Corp. 253,230 7,303,153
17,013,608
Electrical Equipment 2.9%
Eaton Corp. plc 77,242 10,681,024
Hubbell, Inc. 22,253 4,158,863
14,839,887
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components 1.9%
Corning, Inc. 150,135 6,532,374
Dolby Laboratories, Inc., Class
A 30,126 2,974,039
9,506,413
Equity Real Estate Investment Trusts (REITs) 0.9%
Weyerhaeuser Co. 124,445 4,430,242
Food Products 0.9%
Mondelez International, Inc.,
Class A 73,719 4,314,773
Health Care Equipment & Supplies 6.0%
Abbott Laboratories 25,429 3,047,411
Becton Dickinson and Co. 23,492 5,712,080
Danaher Corp. 19,403 4,367,227
Medtronic plc 107,869 12,742,565
Zimmer Biomet Holdings, Inc. 26,046 4,169,444
30,038,727
Health Care Providers & Services 3.3%
Anthem, Inc. 10,137 3,638,676
CVS Health Corp. 69,960 5,263,091
HCA Healthcare, Inc. 18,076 3,404,434
McKesson Corp. 22,840 4,454,713
16,760,914
Hotels, Restaurants & Leisure 1.1%
Las Vegas Sands Corp.* 92,556 5,623,703
Household Durables 0.5%
Lennar Corp., Class A 23,297 2,358,355
Independent Power and Renewable Electricity Producers
2.5%
AES Corp. (The) 155,810 4,177,266
Clearway Energy, Inc., Class
C(a) 117,049 3,293,759
NextEra Energy Partners LP 68,411 4,985,794
12,456,819
Insurance 4.0%
Assurant, Inc. 68,324 9,686,293
Chubb Ltd. 65,409 10,332,660
20,018,953
Interactive Media & Services 2.9%
Alphabet, Inc., Class A* 7,091 14,625,329
Media 1.4%
Comcast Corp., Class A 126,359 6,837,285
Metals & Mining 2.3%
Freeport-McMoRan, Inc.* 187,549 6,175,989
Newmont Corp. 89,941 5,420,744
11,596,733
Oil, Gas & Consumable Fuels 6.6%
ConocoPhillips 85,629 4,535,768
Devon Energy Corp. 51,990 1,135,981
Exxon Mobil Corp. 156,224 8,721,986
Hess Corp. 79,859 5,650,823
Marathon Petroleum Corp. 197,446 10,561,386
Valero Energy Corp. 33,716 2,414,066
33,020,010

NVIT Mellon Dynamic U.S. Equity Income Fund - March 31, 2021 (Unaudited) - Statement of Investments - 45
Common Stocks
Shares Value ($)
Pharmaceuticals 1.6%
Eli Lilly & Co. 43,200 8,070,624
Road & Rail 1.7%
Union Pacific Corp. 40,003 8,817,061
Semiconductors & Semiconductor Equipment 3.6%
Applied Materials, Inc. 73,088 9,764,557
NXP Semiconductors NV 13,051 2,627,688
QUALCOMM, Inc. 43,954 5,827,861
18,220,106
Textiles, Apparel & Luxury Goods 0.5%
VF Corp. 32,715 2,614,583
Thrifts & Mortgage Finance 0.5%
Essent Group Ltd. 49,269 2,339,785
Tobacco 1.2%
Philip Morris International, Inc. 66,693 5,918,337
Wireless Telecommunication Services 1.2%
Vodafone Group plc,
ADR-UK(a) 325,367 5,996,514
Total Common Stocks
(cost $296,121,912) 438,093,268
Purchased Options 1.6%
Number of
Contracts
Call Options 1.5%
Index Funds: 1.5%
S&P 500 E-Mini Index
6/18/2021 at USD 3,500.00,
American Style
Notional Amount: USD
25,625,141
Exchange Traded
*
129 3,222,420
S&P 500 E-Mini Index
6/18/2021 at USD 4,130.00,
American Style
Notional Amount: USD
25,625,141
Exchange Traded
*
129 268,965
S&P 500 E-Mini Index
5/21/2021 at USD 3,350.00,
European Style
Notional Amount: USD
25,625,141
Exchange Traded
*
129 4,050,600
Put Option 0.1%
Future Interest Rate Options: 0.1%
U.S. Treasury 30 Year Bond
5/21/2021 at USD 155.00,
American Style
Notional Amount: USD
19,200,000
Exchange Traded
*
192 480,000
Total Purchased Options
(cost $6,848,024) 8,021,985
Short-Term Investment 1.0%
Shares Value ($)
U.S. Treasury Obligation 1.0%
U.S. Treasury Bills, 0.00%,
6/17/2021 5,000,000 4,999,840
Total Short-Term Investment
(cost $4,999,978) 4,999,840
Repurchase Agreements 0.1%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
0.02%, dated 3/31/2021,
due 4/1/2021, repurchase
price $393,010,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 6.50%, maturing
8/25/2022 - 1/16/2061;
total market value
$400,869.(b) 393,009 393,009
HSBC Bank plc,
0.09%, dated 3/31/2021,
due 4/1/2021, repurchase
price $200,001,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 3.75%, maturing
6/3/2021 - 11/15/2050;
total market value
$204,082.(b) 200,000 200,000
Total Repurchase Agreements
(cost $593,009) 593,009
Total Investments
(cost $308,562,923) — 89.8% 451,708,102
Other assets in excess of liabilities — 10.2% 51,291,629
NET ASSETS — 100.0%
$ 502,999,731
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan at March
31, 2021. The total value of securities on loan at March
31, 2021 was $579,440, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $593,009 and by $4,305 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% – 5.25%, and maturity dates ranging from 5/18/2021 –
5/15/2049, a total value of $597,314.
(b) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2021 was $593,009.

46 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Mellon Dynamic U.S. Equity Income Fund
ADR American Depositary Receipt
REIT Real Estate Investment Trust
UK United Kingdom
Currency:
USD United States Dollar
Futures contracts outstanding as of March 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 1000 Value E-Mini Index 789 6/2021 USD 58,725,270 (421,618)
U.S. Treasury Long Bond 428 6/2021 USD 66,166,125 (2,490,462)
(2,912,080)
Short Contracts
S&P 500 E-Mini Index (15) 6/2021 USD (2,975,550) (25,865)
(25,865)
(2,937,945)
At March 31, 2021, the Fund had $642,535 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

NVIT Mellon Dynamic U.S. Equity Income Fund - March 31, 2021 (Unaudited) - Statement of Investments - 47
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

48 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Mellon Dynamic U.S. Equity Income Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2021. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using options and financial futures contracts.
Options
The Fund purchased and/or wrote options on futures contracts and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the
values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against
changes in interest rates, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with
buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the Fund's stated
investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the
purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases
in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates
liquid assets to cover its obligations under its option contracts.
Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option.
However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the
premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option
written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the
underlying transaction to determine the realized gain or loss on such underlying transaction. When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement
price provided by an independent pricing service as approved by the Board. If a settlement price is not available, such
options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange-traded
options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”)
market, and which are not quoted by NASDAQ, are valued
at the last quoted bid price, and are generally categorized as
Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions.
Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing
transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to
sell the investment used as a cover for the written option until the option expires or is exercised.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 438,093,268 $ – $ – $ 438,093,268
Purchased Options 8,021,985 – – 8,021,985
Repurchase Agreements – 593,009 – 593,009
Short-Term Investment – 4,999,840 – 4,999,840
Total Assets $ 446,115,253 $ 5,592,849 $ – $ 451,708,102
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (2,937,945) $ – $ – $ (2,937,945)
Total Liabilities $ (2,937,945) $ – $ – $ (2,937,945)
Total $ 443,177,308 $ 5,592,849 $ – $ 448,770,157
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

NVIT Mellon Dynamic U.S. Equity Income Fund - March 31, 2021 (Unaudited) - Statement of Investments - 49
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities
transactions. Imperfect correlation between options and
the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other
than options purchased by the Fund) expose the Fund to
counterparty risk. To the extent required by Securities and
Exchange Commission (“SEC”) guidelines, the Fund will not
enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity
Futures Trading Commission regulations. Assets used as
cover or held in a segregated account cannot be sold while
the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to
earmarking or segregated accounts as a cover could impede
portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2021:
Assets: Fair Value
Purchased Options
Equity risk Investment securities, at value $ 7,541,985
Interest rate risk Investment securities, at value 480,000
Total $ 8,021,985
Liabilities:
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (447,483)
Interest rate risk Unrealized depreciation from futures contracts $ (2,490,462)
Total $ (2,937,945)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

50 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Multi-Manager Mid Cap Value Fund
Common Stocks 96.0%
Shares Value ($)
Aerospace & Defense 2.2%
BAE Systems plc 259,372 1,805,567
General Dynamics Corp. 12,742 2,313,438
Huntington Ingalls Industries,
Inc. 12,900 2,655,465
Textron, Inc. 23,583 1,322,535
8,097,005
Airlines 0.8%
Southwest Airlines Co.* 50,175 3,063,686
Auto Components 1.0%
Aptiv plc* 5,063 698,188
BorgWarner, Inc. 62,279 2,887,254
3,585,442
Automobiles 0.5%
Honda Motor Co. Ltd.,
ADR-JP(a) 59,217 1,788,353
Banks 3.2%
CIT Group, Inc. 58,389 3,007,617
Commerce Bancshares, Inc.
(a) 19,658 1,505,999
Eastern Bankshares, Inc.(a) 39,837 768,456
M&T Bank Corp. 10,473 1,587,812
PNC Financial Services
Group, Inc. (The) 5,797 1,016,852
Truist Financial Corp. 45,425 2,649,186
Westamerica Bancorp 18,569 1,165,762
11,701,684
Beverages 0.9%
Molson Coors Beverage Co.,
Class B* 62,300 3,186,645
Biotechnology 1.6%
Alexion Pharmaceuticals, Inc.* 24,800 3,792,168
United Therapeutics Corp.* 11,725 1,961,241
5,753,409
Building Products 0.4%
Johnson Controls International
plc 26,460 1,578,868
Capital Markets 4.3%
Ameriprise Financial, Inc. 10,533 2,448,396
Bank of New York Mellon
Corp. (The) 86,486 4,089,923
Cboe Global Markets, Inc. 21,400 2,111,966
Northern Trust Corp. 39,690 4,171,816
State Street Corp. 13,965 1,173,200
T. Rowe Price Group, Inc. 10,289 1,765,592
15,760,893
Chemicals 1.4%
Axalta Coating Systems Ltd.* 144,579 4,276,647
Mosaic Co. (The) 31,500 995,715
5,272,362
Commercial Services & Supplies 0.7%
Republic Services, Inc. 26,670 2,649,665
Communications Equipment 0.7%
F5 Networks, Inc.* 8,229 1,716,734
Juniper Networks, Inc. 38,431 973,457
2,690,191
Common Stocks
Shares Value ($)
Construction & Engineering 0.4%
AECOM* 23,400 1,500,174
Consumer Finance 0.8%
Ally Financial, Inc. 64,100 2,897,961
Containers & Packaging 2.9%
Berry Global Group, Inc.* 32,300 1,983,220
Graphic Packaging Holding
Co. 88,263 1,602,856
Packaging Corp. of America 8,146 1,095,474
Sealed Air Corp. 62,900 2,882,078
Sonoco Products Co. 49,978 3,163,608
10,727,236
Distributors 1.4%
Genuine Parts Co. 17,315 2,001,441
LKQ Corp.* 77,693 3,288,745
5,290,186
Diversified Financial Services 0.3%
Equitable Holdings, Inc. 30,300 988,386
Electric Utilities 4.2%
Edison International 48,444 2,838,818
Evergy, Inc. 73,214 4,358,429
OGE Energy Corp. 132,200 4,277,992
Pinnacle West Capital Corp. 38,502 3,132,138
Xcel Energy, Inc. 10,247 681,528
15,288,905
Electrical Equipment 2.7%
Emerson Electric Co. 40,511 3,654,903
Hubbell, Inc. 15,665 2,927,632
nVent Electric plc 115,786 3,231,587
9,814,122
Electronic Equipment, Instruments & Components 1.7%
FLIR Systems, Inc. 32,300 1,823,981
TE Connectivity Ltd. 8,349 1,077,939
Vontier Corp.* 109,300 3,308,511
6,210,431
Energy Equipment & Services 0.8%
Baker Hughes Co. 128,365 2,773,968
Equity Real Estate Investment Trusts (REITs) 4.0%
Equinix, Inc. 1,379 937,155
Essex Property Trust, Inc. 4,379 1,190,387
Gaming and Leisure
Properties, Inc. 68,001 2,885,282
Healthcare Trust of America,
Inc., Class A 38,913 1,073,221
Healthpeak Properties, Inc. 63,900 2,028,186
JBG SMITH Properties 120,381 3,826,912
MGM Growth Properties LLC,
Class A 56,342 1,837,876
Weyerhaeuser Co. 26,925 958,530
14,737,549
Food & Staples Retailing 1.1%
Koninklijke Ahold Delhaize NV 105,724 2,944,841
Sysco Corp. 13,612 1,071,809
4,016,650
Food Products 5.5%
Bunge Ltd. 18,700 1,482,349

NVIT Multi-Manager Mid Cap Value Fund - March 31, 2021 (Unaudited) - Statement of Investments - 51
Common Stocks
Shares Value ($)
Food Products
Conagra Brands, Inc. 86,905 3,267,628
Ingredion, Inc. 10,200 917,184
J M Smucker Co. (The) 18,577 2,350,548
Kellogg Co. 28,438 1,800,125
Kraft Heinz Co. (The)(a) 85,000 3,400,000
Mondelez International, Inc.,
Class A 7,518 440,029
Orkla ASA 146,799 1,439,312
Post Holdings, Inc.* 46,289 4,893,673
19,990,848
Gas Utilities 1.8%
Atmos Energy Corp. 15,459 1,528,122
Spire, Inc. 20,304 1,500,262
UGI Corp. 83,959 3,443,159
6,471,543
Health Care Equipment & Supplies 2.4%
Becton Dickinson and Co. 7,776 1,890,734
Envista Holdings Corp.* 38,459 1,569,127
Hill-Rom Holdings, Inc. 6,799 751,154
Zimmer Biomet Holdings, Inc. 29,017 4,645,041
8,856,056
Health Care Providers & Services 7.0%
AmerisourceBergen Corp. 31,082 3,669,852
Cardinal Health, Inc. 51,048 3,101,166
Centene Corp.* 58,000 3,706,780
Cigna Corp. 5,704 1,378,885
Henry Schein, Inc.* 33,499 2,319,471
Laboratory Corp. of America
Holdings* 11,999 3,060,105
McKesson Corp. 11,419 2,227,162
Quest Diagnostics, Inc. 24,184 3,103,774
Universal Health Services,
Inc., Class B 22,951 3,061,434
25,628,629
Health Care Technology 0.8%
Cerner Corp. 39,932 2,870,312
Hotels, Restaurants & Leisure 0.5%
Sodexo SA* 17,643 1,692,724
Household Durables 0.1%
Mohawk Industries, Inc.* 2,278 438,082
Household Products 0.7%
Kimberly-Clark Corp. 11,041 1,535,251
Reynolds Consumer Products,
Inc.(a) 32,900 979,762
2,515,013
Independent Power and Renewable Electricity Producers
0.9%
Vistra Corp.(a) 196,200 3,468,816
Insurance 10.1%
Aflac, Inc. 53,825 2,754,764
Alleghany Corp.* 6,504 4,073,390
Allstate Corp. (The) 31,170 3,581,433
American International Group,
Inc. 31,100 1,437,131
Arch Capital Group Ltd.* 141,600 5,433,192
Arthur J Gallagher & Co. 7,957 992,795
Common Stocks
Shares Value ($)
Insurance
Brown & Brown, Inc. 3,793 173,378
Chubb Ltd. 19,957 3,152,607
Fidelity National Financial, Inc. 120,697 4,907,540
Loews Corp. 84,800 4,348,544
Markel Corp.* 2,800 3,190,936
Reinsurance Group of
America, Inc. 22,859 2,881,377
36,927,087
Interactive Media & Services 0.4%
IAC/InterActiveCorp* 6,800 1,470,908
Internet & Direct Marketing Retail 0.9%
eBay, Inc. 56,300 3,447,812
IT Services 1.4%
Amdocs Ltd. 8,446 592,487
Euronet Worldwide, Inc.* 12,900 1,784,070
FleetCor Technologies, Inc.* 10,300 2,766,889
5,143,446
Leisure Products 0.3%
Polaris, Inc. 7,833 1,045,705
Machinery 1.9%
Crane Co. 10,129 951,214
Cummins, Inc. 3,834 993,428
IMI plc 88,542 1,628,604
Oshkosh Corp. 16,756 1,988,267
PACCAR, Inc. 13,790 1,281,367
6,842,880
Media 3.8%
DISH Network Corp., Class A* 81,800 2,961,160
Fox Corp., Class A 38,200 1,379,402
Fox Corp., Class B 69,345 2,422,221
Liberty Broadband Corp.,
Class C* 25,005 3,754,501
Liberty Media Corp-Liberty
SiriusXM, Class C* 75,800 3,343,538
13,860,822
Mortgage Real Estate Investment Trusts (REITs) 0.9%
Annaly Capital Management,
Inc. 389,900 3,353,140
Multiline Retail 2.1%
Dollar Tree, Inc.* 66,266 7,584,806
Multi-Utilities 2.8%
Ameren Corp. 3,845 312,829
CenterPoint Energy, Inc. 129,000 2,921,850
NiSource, Inc. 178,100 4,293,991
NorthWestern Corp. 43,895 2,861,954
10,390,624
Oil, Gas & Consumable Fuels 3.2%
Cimarex Energy Co. 15,954 947,508
ConocoPhillips 54,383 2,880,667
EQT Corp.* 92,900 1,726,082
HollyFrontier Corp. 40,000 1,431,200
Pioneer Natural Resources
Co. 7,474 1,187,021
Williams Cos., Inc. (The) 144,400 3,420,836
11,593,314

52 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Multi-Manager Mid Cap Value Fund
Common Stocks
Shares Value ($)
Paper & Forest Products 0.7%
Mondi plc 96,677 2,466,550
Pharmaceuticals 1.2%
Bausch Health Cos., Inc.* 61,800 1,961,532
Viatris, Inc.* 169,100 2,362,327
4,323,859
Professional Services 0.9%
KBR, Inc. 44,300 1,700,677
Leidos Holdings, Inc. 15,200 1,463,456
3,164,133
Real Estate Management & Development 0.4%
Jones Lang LaSalle, Inc.* 8,000 1,432,320
Road & Rail 0.4%
Heartland Express, Inc. 72,221 1,414,087
Norfolk Southern Corp. 599 160,844
1,574,931
Semiconductors & Semiconductor Equipment 0.1%
Applied Materials, Inc. 3,320 443,552
Software 2.1%
CDK Global, Inc. 73,084 3,950,921
Open Text Corp. 27,997 1,335,737
SS&C Technologies Holdings,
Inc. 35,200 2,459,424
7,746,082
Specialty Retail 1.8%
Advance Auto Parts, Inc. 17,209 3,157,679
O'Reilly Automotive, Inc.* 3,900 1,978,275
Ross Stores, Inc. 12,800 1,534,848
6,670,802
Technology Hardware, Storage & Peripherals 1.2%
HP, Inc. 70,774 2,247,075
NCR Corp.* 60,739 2,305,045
4,552,120
Thrifts & Mortgage Finance 0.2%
Capitol Federal Financial, Inc. 60,246 797,958
Trading Companies & Distributors 1.5%
AerCap Holdings NV* 47,800 2,807,772
Beacon Roofing Supply, Inc.* 3,005 157,222
MSC Industrial Direct Co., Inc.,
Class A 26,827 2,419,527
5,384,521
Total Common Stocks
(cost $271,579,504) 351,523,166
Exchange Traded Fund 0.5%
Shares Value ($)
Equity Fund 0.5%
iShares Russell Mid-Cap Value
ETF(a) 18,857 2,061,070
Total Exchange Traded Fund
(cost $2,090,200) 2,061,070
Repurchase Agreement 0.5%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
0.02%, dated 3/31/2021,
due 4/1/2021, repurchase
price $1,661,165,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 6.50%, maturing
8/25/2022 - 1/16/2061;
total market value
$1,694,387.(b) 1,661,164 1,661,164
Total Repurchase Agreement
(cost $1,661,164) 1,661,164
Total Investments
(cost $275,330,868) — 97.0% 355,245,400
Other assets in excess of liabilities — 3.0% 10,974,264
NET ASSETS — 100.0%
$ 366,219,664
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan at March
31, 2021. The total value of securities on loan at March 31,
2021 was $7,096,631, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $1,661,164 and by $5,671,174 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.88%, and maturity dates ranging from
4/15/2021 – 2/15/2051, a total value of $7,332,338.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2021 was $1,661,164.
ADR American Depositary Receipt
ETF Exchange Traded Fund
JP Japan
REIT Real Estate Investment Trust

NVIT Multi-Manager Mid Cap Value Fund - March 31, 2021 (Unaudited) - Statement of Investments - 53
Forward Foreign Currency Contracts outstanding as of March 31, 2021:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 403,632 CAD 502,502 Morgan Stanley Co., Inc. 6/30/2021 3,726
USD 4,050,196 EUR 3,390,392 Credit Suisse International 6/30/2021 66,899
USD 5,158,415 GBP 3,703,223 JPMorgan Chase Bank 6/30/2021 51,745
USD 1,131,087 JPY 123,229,597 Bank of America NA 6/30/2021 17,224
USD 1,226,538 NOK 10,401,590 UBS AG 6/30/2021 10,480
Total unrealized appreciation 150,074
CAD 502,502 USD 401,808 Morgan Stanley Co., Inc. 6/30/2021 (1,903)
JPY 7,383,122 USD 67,862 Bank of America NA 6/30/2021 (1,127)
Total unrealized depreciation (3,030)
Net unrealized appreciation 147,044
Currency:
CAD Canadian dollar
EUR Euro
GBP British pound
JPY Japanese yen
NOK Norwegian krone
USD United States dollar

54 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Multi-Manager Mid Cap Value Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

NVIT Multi-Manager Mid Cap Value Fund - March 31, 2021 (Unaudited) - Statement of Investments - 55
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 6,291,438 $ 1,805,567 $ – $ 8,097,005
Airlines 3,063,686 – – 3,063,686
Auto Components 3,585,442 – – 3,585,442
Automobiles 1,788,353 – – 1,788,353
Banks 11,701,684 – – 11,701,684
Beverages 3,186,645 – – 3,186,645
Biotechnology 5,753,409 – – 5,753,409
Building Products 1,578,868 – – 1,578,868
Capital Markets 15,760,893 – – 15,760,893
Chemicals 5,272,362 – – 5,272,362
Commercial Services & Supplies 2,649,665 – – 2,649,665
Communications Equipment 2,690,191 – – 2,690,191
Construction & Engineering 1,500,174 – – 1,500,174
Consumer Finance 2,897,961 – – 2,897,961
Containers & Packaging 10,727,236 – – 10,727,236
Distributors 5,290,186 – – 5,290,186
Diversified Financial Services 988,386 – – 988,386
Electric Utilities 15,288,905 – – 15,288,905
Electrical Equipment 9,814,122 – – 9,814,122
Electronic Equipment, Instruments &
Components 6,210,431 – – 6,210,431
Energy Equipment & Services 2,773,968 – – 2,773,968
Equity Real Estate Investment Trusts
(REITs) 14,737,549 – – 14,737,549
Food & Staples Retailing 1,071,809 2,944,841 – 4,016,650
Food Products 18,551,536 1,439,312 – 19,990,848
Gas Utilities 6,471,543 – – 6,471,543
Health Care Equipment & Supplies 8,856,056 – – 8,856,056
Health Care Providers & Services 25,628,629 – – 25,628,629
Health Care Technology 2,870,312 – – 2,870,312
Hotels, Restaurants & Leisure – 1,692,724 – 1,692,724
Household Durables 438,082 – – 438,082
Household Products 2,515,013 – – 2,515,013
Independent Power and Renewable
Electricity Producers 3,468,816 – – 3,468,816
Insurance 36,927,087 – – 36,927,087
Interactive Media & Services 1,470,908 – – 1,470,908
Internet & Direct Marketing Retail 3,447,812 – – 3,447,812
IT Services 5,143,446 – – 5,143,446
Leisure Products 1,045,705 – – 1,045,705
Machinery 5,214,276 1,628,604 – 6,842,880
Media 13,860,822 – – 13,860,822
Mortgage Real Estate Investment Trusts
(REITs) 3,353,140 – – 3,353,140
Multiline Retail 7,584,806 – – 7,584,806
Multi-Utilities 10,390,624 – – 10,390,624
Oil, Gas & Consumable Fuels 11,593,314 – – 11,593,314
Paper & Forest Products – 2,466,550 – 2,466,550
Pharmaceuticals 4,323,859 – – 4,323,859
Professional Services 3,164,133 – – 3,164,133
Real Estate Management & Development 1,432,320 – – 1,432,320
Road & Rail 1,574,931 – – 1,574,931
Semiconductors & Semiconductor
Equipment 443,552 – – 443,552
Software 7,746,082 – – 7,746,082
Specialty Retail 6,670,802 – – 6,670,802

56 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Multi-Manager Mid Cap Value Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2021. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.
Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in
connection with planned purchases or sales of securities
denominated in a foreign currency and/or to hedge the U.S.
dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S.
dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally
valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the
Board of Trustees, and are generally categorized as Level 2
investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-
market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the
currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2021:
Level 1 Level 2 Level 3 Total
Assets:
Technology Hardware, Storage &
Peripherals $ 4,552,120 $ – $ – $ 4,552,120
Thrifts & Mortgage Finance 797,958 – – 797,958
Trading Companies & Distributors 5,384,521 – – 5,384,521
Total Common Stocks $ 339,545,568 $ 11,977,598 $ – $ 351,523,166
Exchange Traded Fund 2,061,070 – – 2,061,070
Forward Foreign Currency Contracts – 150,074 – 150,074
Repurchase Agreement – 1,661,164 – 1,661,164
Total Assets $ 341,606,638 $ 13,788,836 $ – $ 355,395,474
$ – $ – $ – $ –
Liabilities:
Forward Foreign Currency Contracts $ – $ (3,030) $ – $ (3,030)
Total Liabilities $ – $ (3,030) $ – $ (3,030)
Total $ 341,606,638 $ 13,785,806 $ – $ 355,392,444
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
Assets: Fair Value
Forward Foreign Currency Contracts
Currency risk
Unrealized appreciation on forward foreign currency
contracts $ 150,074
Total $ 150,074
Liabilities:
Forward Foreign Currency Contracts
Currency risk
Unrealized depreciation on forward foreign currency
contracts $ (3,030)
Total $ (3,030)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Multi-Manager Small Cap Growth Fund - March 31, 2021 (Unaudited) - Statement of Investments - 57
Common Stocks 98.6%
Shares Value ($)
Aerospace & Defense 0.8%
Axon Enterprise, Inc.* 1,695 241,402
BWX Technologies, Inc. 7,021 462,965
Curtiss-Wright Corp. 3,160 374,776
Mercury Systems, Inc.* 3,494 246,851
1,325,994
Airlines 0.0%
†
Sun Country Airlines Holdings,
Inc.* 1,889 64,755
Auto Components 2.5%
Dana, Inc.(a) 26,627 647,835
Fox Factory Holding Corp.* 11,726 1,489,906
Patrick Industries, Inc. 7,062 600,270
Visteon Corp.* 9,533 1,162,549
3,900,560
Automobiles 0.5%
Thor Industries, Inc.(a) 5,595 753,870
Banks 1.7%
Pinnacle Financial Partners,
Inc. 9,942 881,458
Silvergate Capital Corp., Class
A* 2,987 424,662
Synovus Financial Corp. 8,937 408,868
Triumph Bancorp, Inc.* 7,389 571,834
Western Alliance Bancorp 3,634 343,195
2,630,017
Biotechnology 10.6%
Acceleron Pharma, Inc.* 5,787 784,775
Adverum Biotechnologies,
Inc.*(a) 18,871 186,068
Allakos, Inc.* 3,338 383,136
ALX Oncology Holdings,
Inc.*(a) 4,339 319,958
Apellis Pharmaceuticals, Inc.* 17,888 767,574
Arena Pharmaceuticals, Inc.* 3,850 267,151
Arrowhead Pharmaceuticals,
Inc.* 4,442 294,549
Biohaven Pharmaceutical
Holding Co. Ltd.* 4,829 330,062
CareDx, Inc.* 14,228 968,785
Celldex Therapeutics, Inc.* 10,421 214,673
ChemoCentryx, Inc.* 6,194 317,381
Constellation Pharmaceuticals,
Inc.* 8,599 201,131
Deciphera Pharmaceuticals,
Inc.* 7,305 327,556
Design Therapeutics, Inc.*(a) 2,200 65,780
Dicerna Pharmaceuticals, Inc.* 12,320 315,022
Dyne Therapeutics, Inc.* 13,102 203,474
Fate Therapeutics, Inc.* 2,248 185,348
Halozyme Therapeutics,
Inc.*(a) 18,296 762,760
Heron Therapeutics, Inc.*(a) 17,527 284,113
Homology Medicines, Inc.* 19,871 186,986
ImmunoGen, Inc.* 33,475 271,148
Insmed, Inc.* 5,913 201,397
Instil Bio, Inc.* 4,300 107,844
Common Stocks
Shares Value ($)
Biotechnology
KalVista Pharmaceuticals,
Inc.* 5,418 139,188
Karuna Therapeutics, Inc.* 1,076 129,367
Karyopharm Therapeutics,
Inc.*(a) 16,947 178,282
Kodiak Sciences, Inc.* 3,247 368,177
Kura Oncology, Inc.* 11,522 325,727
Kymera Therapeutics, Inc.* 3,400 132,124
Madrigal Pharmaceuticals,
Inc.* 2,614 305,760
Mersana Therapeutics, Inc.* 19,068 308,520
Mirati Therapeutics, Inc.* 2,175 372,577
Natera, Inc.* 3,603 365,849
Nkarta, Inc.* 3,059 100,641
Novavax, Inc.* 1,932 350,291
PTC Therapeutics, Inc.*(a) 6,632 314,025
Radius Health, Inc.* 12,995 271,076
RAPT Therapeutics, Inc.*(a) 6,736 149,539
REVOLUTION Medicines,
Inc.* 3,300 151,404
Rocket Pharmaceuticals,
Inc.*(a) 6,241 276,913
Syndax Pharmaceuticals,
Inc.*(a) 11,989 268,074
TCR2 Therapeutics, Inc.* 8,741 193,001
TG Therapeutics, Inc.* 17,504 843,693
Turning Point Therapeutics,
Inc.* 7,837 741,302
Ultragenyx Pharmaceutical,
Inc.* 9,277 1,056,279
Veracyte, Inc.* 22,767 1,223,726
Y-mAbs Therapeutics, Inc.* 8,087 244,551
16,756,757
Building Products 3.0%
Advanced Drainage Systems,
Inc. 16,453 1,701,076
Armstrong World Industries,
Inc. 3,083 277,747
AZEK Co., Inc. (The)* 12,644 531,680
Builders FirstSource, Inc.* 11,653 540,350
Trex Co., Inc.* 19,134 1,751,526
4,802,379
Capital Markets 3.1%
ArcLight Clean Transition
Corp., Class A*(a) 20,528 367,041
Artisan Partners Asset
Management, Inc., Class A 9,119 475,738
Cohen & Steers, Inc. 6,771 442,349
Evercore, Inc., Class A 3,904 514,313
Hamilton Lane, Inc., Class A 13,740 1,216,814
LPL Financial Holdings, Inc. 7,712 1,096,338
Star Peak Energy Transition
Corp., Class A*(a) 6,950 184,731
StepStone Group, Inc., Class
A(a) 5,695 200,863
Stifel Financial Corp. 7,526 482,116
4,980,303

58 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Multi-Manager Small Cap Growth Fund
Common Stocks
Shares Value ($)
Chemicals 1.6%
Axalta Coating Systems Ltd.* 13,344 394,716
Danimer Scientific, Inc.*(a) 8,270 312,192
Element Solutions, Inc. 39,500 722,455
Ingevity Corp.* 4,626 349,402
Olin Corp. 21,651 822,088
2,600,853
Commercial Services & Supplies 1.2%
Casella Waste Systems, Inc.,
Class A* 14,135 898,562
Clean Harbors, Inc.* 4,773 401,218
Tetra Tech, Inc. 4,737 642,906
1,942,686
Communications Equipment 0.3%
Lumentum Holdings, Inc.*(a) 5,155 470,909
Consumer Finance 0.3%
OneMain Holdings, Inc. 8,394 450,926
Diversified Telecommunication Services 0.6%
Bandwidth, Inc., Class A* 6,926 877,801
Electrical Equipment 1.7%
Array Technologies, Inc.* 16,316 486,543
EnerSys 3,190 289,652
Generac Holdings, Inc.*(a) 695 227,578
Plug Power, Inc.* 7,466 267,581
Regal Beloit Corp. 6,986 996,763
Shoals Technologies Group,
Inc., Class A*(a) 12,065 419,621
2,687,738
Electronic Equipment, Instruments & Components 1.4%
II-VI, Inc.*(a) 7,665 524,056
Insight Enterprises, Inc.* 5,216 497,711
Novanta, Inc.* 5,604 739,112
Rogers Corp.* 2,482 467,137
2,228,016
Entertainment 0.7%
Zynga, Inc., Class A* 101,397 1,035,263
Equity Real Estate Investment Trusts (REITs) 1.6%
Essential Properties Realty
Trust, Inc. 18,081 412,789
Independence Realty Trust,
Inc. 25,326 384,955
JBG SMITH Properties(a) 9,636 306,329
PS Business Parks, Inc. 3,723 575,501
Rexford Industrial Realty, Inc. 8,580 432,432
Ryman Hospitality Properties,
Inc.* 5,915 458,472
2,570,478
Food & Staples Retailing 0.4%
Performance Food Group Co.* 11,925 686,999
Food Products 2.3%
Freshpet, Inc.* 18,224 2,894,153
Hostess Brands, Inc.* 21,490 308,167
Simply Good Foods Co.
(The)*(a) 12,397 377,117
3,579,437
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies 6.2%
Acutus Medical, Inc.* 7,036 94,071
AtriCure, Inc.* 6,460 423,259
Axonics Modulation
Technologies, Inc.*(a) 13,427 804,143
Cardiovascular Systems,
Inc.*(a) 6,910 264,929
CryoPort, Inc.*(a) 11,994 623,808
Eargo, Inc.*(a) 1,281 63,986
Glaukos Corp.* 4,305 361,319
Globus Medical, Inc., Class A* 16,289 1,004,543
Inari Medical, Inc.* 3,201 342,507
Integer Holdings Corp.* 5,825 536,483
Integra LifeSciences Holdings
Corp.* 8,689 600,323
iRhythm Technologies, Inc.*(a) 3,959 549,747
Masimo Corp.* 6,243 1,433,767
OraSure Technologies, Inc.* 13,418 156,588
Penumbra, Inc.* 3,329 900,761
Silk Road Medical, Inc.* 6,232 315,651
Tandem Diabetes Care, Inc.* 16,293 1,437,857
9,913,742
Health Care Providers & Services 3.7%
1Life Healthcare, Inc.* 16,015 625,866
AdaptHealth Corp.* 12,208 448,766
Addus HomeCare Corp.* 3,710 388,029
Amedisys, Inc.* 6,176 1,635,343
LHC Group, Inc.* 2,951 564,261
ModivCare, Inc.* 4,220 625,066
R1 RCM, Inc.* 31,094 767,400
Signify Health, Inc., Class
A*(a) 10,942 320,163
Surgery Partners, Inc.* 11,752 520,144
5,895,038
Health Care Technology 2.4%
Health Catalyst, Inc.* 9,073 424,344
Inspire Medical Systems, Inc.* 9,099 1,883,402
Omnicell, Inc.* 6,926 899,480
Phreesia, Inc.* 12,640 658,544
3,865,770
Hotels, Restaurants & Leisure 4.8%
BJ's Restaurants, Inc.* 7,494 435,252
Bloomin' Brands, Inc.* 16,862 456,117
Boyd Gaming Corp.* 17,927 1,056,976
Churchill Downs, Inc. 8,435 1,918,288
GAN Ltd.*(a) 16,477 299,881
Penn National Gaming, Inc.* 7,573 793,953
Texas Roadhouse, Inc.* 10,100 968,994
Travel + Leisure Co. 7,256 443,777
Wingstop, Inc. 9,999 1,271,573
7,644,811
Household Durables 1.4%
TopBuild Corp.* 10,256 2,147,914
Insurance 0.9%
James River Group Holdings
Ltd. 7,944 362,405
Kemper Corp. 4,186 333,708

NVIT Multi-Manager Small Cap Growth Fund - March 31, 2021 (Unaudited) - Statement of Investments - 59
Common Stocks
Shares Value ($)
Insurance
Kinsale Capital Group, Inc. 3,998 658,871
1,354,984
Interactive Media & Services 0.1%
Cargurus, Inc.* 6,276 149,557
Internet & Direct Marketing Retail 0.8%
Magnite, Inc.*(a) 9,522 396,210
Shutterstock, Inc. 4,311 383,852
Stamps.com, Inc.* 2,477 494,186
1,274,248
IT Services 3.0%
Concentrix Corp.* 3,838 574,625
ExlService Holdings, Inc.* 6,836 616,334
Globant SA* 4,951 1,027,877
LiveRamp Holdings, Inc.* 5,922 307,233
Perficient, Inc.* 10,491 616,032
Repay Holdings Corp.*(a) 18,337 430,553
Shift4 Payments, Inc., Class
A* 6,689 548,565
Verra Mobility Corp.* 42,586 576,401
4,697,620
Leisure Products 0.9%
YETI Holdings, Inc.* 20,339 1,468,679
Life Sciences Tools & Services 3.9%
Bio-Techne Corp. 2,616 999,129
Medpace Holdings, Inc.* 8,239 1,351,608
NanoString Technologies,
Inc.*(a) 6,254 410,950
NeoGenomics, Inc.* 26,492 1,277,709
Quanterix Corp.* 4,775 279,194
Repligen Corp.* 9,718 1,889,277
6,207,867
Machinery 6.1%
Altra Industrial Motion Corp. 17,143 948,351
Astec Industries, Inc. 3,203 241,570
Chart Industries, Inc.* 8,661 1,232,893
Colfax Corp.*(a) 12,906 565,412
Federal Signal Corp. 18,582 711,691
Hydrofarm Holdings Group,
Inc.* 1,376 83,000
ITT, Inc. 20,826 1,893,292
John Bean Technologies Corp. 4,547 606,297
Kornit Digital Ltd.* 15,196 1,506,227
Rexnord Corp. 10,109 476,033
SPX Corp.* 15,695 914,548
SPX FLOW, Inc. 7,105 449,960
9,629,274
Media 0.8%
Cable One, Inc. 399 729,515
Cardlytics, Inc.* 5,401 592,490
1,322,005
Metals & Mining 0.3%
Allegheny Technologies, Inc.* 21,134 445,082
Paper & Forest Products 1.1%
Louisiana-Pacific Corp. 31,909 1,769,673
Common Stocks
Shares Value ($)
Personal Products 0.2%
BellRing Brands, Inc., Class A* 11,771 277,913
Pharmaceuticals 0.6%
Arvinas, Inc.* 3,571 236,043
Reata Pharmaceuticals, Inc.,
Class A* 1,954 194,814
Revance Therapeutics, Inc.* 10,916 305,102
Theravance Biopharma, Inc.* 14,454 295,006
1,030,965
Professional Services 1.5%
ASGN, Inc.* 6,492 619,597
CACI International, Inc., Class
A* 2,200 542,652
Exponent, Inc. 5,065 493,584
Insperity, Inc. 4,957 415,099
Science Applications
International Corp. 4,521 377,910
2,448,842
Road & Rail 0.9%
Marten Transport Ltd. 11,852 201,128
Saia, Inc.* 5,339 1,231,067
1,432,195
Semiconductors & Semiconductor Equipment 7.4%
Ambarella, Inc.* 5,976 599,931
Axcelis Technologies, Inc.* 11,028 453,140
Cirrus Logic, Inc.* 4,556 386,303
Entegris, Inc. 10,986 1,228,235
FormFactor, Inc.* 29,832 1,345,721
Lattice Semiconductor Corp.* 57,503 2,588,785
MACOM Technology Solutions
Holdings, Inc.* 18,826 1,092,284
MKS Instruments, Inc. 5,668 1,050,961
Monolithic Power Systems,
Inc. 1,423 502,618
Nova Measuring Instruments
Ltd.*(a) 5,590 508,746
Power Integrations, Inc. 16,569 1,350,042
Synaptics, Inc.*(a) 4,823 653,131
11,759,897
Software 10.9%
Alarm.com Holdings, Inc.* 5,769 498,326
Avalara, Inc.* 7,921 1,056,899
Bill.com Holdings, Inc.* 3,967 577,199
Blackbaud, Inc.* 5,288 375,871
Cerence, Inc.*(a) 7,404 663,250
CyberArk Software Ltd.*(a) 6,269 810,832
Digital Turbine, Inc.* 8,209 659,675
Everbridge, Inc.*(a) 2,879 348,877
Five9, Inc.* 9,897 1,547,198
J2 Global, Inc.*(a) 3,529 422,986
Lightspeed POS, Inc.* 11,575 727,026
Manhattan Associates, Inc.* 15,412 1,809,061
Medallia, Inc.* 12,174 339,533
Mimecast Ltd.* 7,161 287,944
Olo, Inc., Class A*(a) 2,973 78,457
Paylocity Holding Corp.* 5,963 1,072,326
Q2 Holdings, Inc.*(a) 12,055 1,207,911
Rapid7, Inc.*(a) 7,390 551,368

60 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Multi-Manager Small Cap Growth Fund
Common Stocks
Shares Value ($)
Software
SailPoint Technologies
Holdings, Inc.*(a) 16,887 855,158
Sprout Social, Inc., Class A* 23,875 1,379,020
SVMK, Inc.* 12,889 236,127
Varonis Systems, Inc.* 34,233 1,757,522
17,262,566
Specialty Retail 2.3%
American Eagle Outfitters, Inc. 15,983 467,343
Floor & Decor Holdings, Inc.,
Class A* 5,481 523,326
Foot Locker, Inc. 9,730 547,313
Lithia Motors, Inc., Class A(a) 5,438 2,121,309
MYT Netherlands Parent BV,
ADR-DE*(a) 2,007 56,718
3,716,009
Textiles, Apparel & Luxury Goods 1.3%
Deckers Outdoor Corp.* 2,307 762,279
PVH Corp.* 6,430 679,651
Under Armour, Inc., Class
C*(a) 27,745 512,173
Wolverine World Wide, Inc. 4,942 189,377
2,143,480
Thrifts & Mortgage Finance 0.3%
MGIC Investment Corp. 32,092 444,474
Trading Companies & Distributors 2.5%
Applied Industrial
Technologies, Inc. 5,537 504,808
Boise Cascade Co. 7,233 432,750
Herc Holdings, Inc.* 14,817 1,501,407
SiteOne Landscape Supply,
Inc.*(a) 6,154 1,050,734
Textainer Group Holdings Ltd.* 14,661 420,038
3,909,737
Total Common Stocks
(cost $102,111,859) 156,558,083
Exchange Traded Fund 0.2%
Equity Fund 0.2%
iShares Russell 2000 Growth
ETF 1,115 335,325
Total Exchange Traded Fund
(cost $327,066) 335,325
Repurchase Agreements 3.1%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
0.02%, dated 3/31/2021,
due 4/1/2021, repurchase
price $396,727,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 6.50%, maturing
8/25/2022 - 1/16/2061;
total market value
$404,661.(b) 396,726 396,726
HSBC Bank plc,
0.09%, dated 3/31/2021,
due 4/1/2021, repurchase
price $2,500,007,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 3.75%, maturing
6/3/2021 - 11/15/2050;
total market value
$2,551,027.(b) 2,500,000 2,500,000
MetLife, Inc.,
0.03%, dated 3/31/2021,
due 4/1/2021, repurchase
price $2,000,002,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 8/15/2027 -
11/15/2050; total market
value $2,040,818.(b) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $4,896,726) 4,896,726
Total Investments
(cost $107,335,651) — 101.9% 161,790,134
Liabilities in excess of other assets — (1.9)% (3,008,319)
NET ASSETS — 100.0%
$ 158,781,815

NVIT Multi-Manager Small Cap Growth Fund - March 31, 2021 (Unaudited) - Statement of Investments - 61
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at March
31, 2021. The total value of securities on loan at March 31,
2021 was $11,739,053, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $4,896,726 and by $6,757,554 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 7.25%, and maturity dates ranging from
4/8/2021 – 2/15/2051, a total value of $11,654,280.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2021 was $4,896,726.
ADR American Depositary Receipt
DE Germany
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

62 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Multi-Manager Small Cap Growth Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

NVIT Multi-Manager Small Cap Growth Fund - March 31, 2021 (Unaudited) - Statement of Investments - 63
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 156,558,083 $ – $ – $ 156,558,083
Exchange Traded Fund 335,325 – – 335,325
Repurchase Agreements – 4,896,726 – 4,896,726
Total $ 156,893,408 $ 4,896,726 $ – $ 161,790,134
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

64 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Multi-Manager Small Cap Value Fund
Common Stocks 94.7%
Shares Value ($)
Aerospace & Defense 1.4%
Astronics Corp.* 27,643 498,680
Triumph Group, Inc.* 44,914 825,519
Vectrus , Inc.* 36,091 1,928,703
3,252,902
Air Freight & Logistics 0.3%
Echo Global Logistics, Inc.* 15,213 477,840
Radiant Logistics, Inc.* 18,988 131,967
609,807
Airlines 0.4%
Mesa Air Group, Inc.* 26,890 361,671
SkyWest, Inc.* 8,955 487,868
849,539
Auto Components 3.9%
Adient plc* 24,272 1,072,822
American Axle &
Manufacturing Holdings,
Inc.* 108,316 1,046,333
Cooper-Standard Holdings,
Inc.* 18,936 687,755
Dorman Products, Inc.* 24,636 2,528,639
Goodyear Tire & Rubber Co.
(The)* 117,703 2,068,042
Modine Manufacturing Co.* 44,836 662,228
Strattec Security Corp.* 1,730 81,137
Tenneco, Inc., Class A* 94,343 1,011,357
9,158,313
Banks 5.9%
1st Source Corp. 1,054 50,149
Altabancorp (a) 2,688 113,004
Amalgamated Financial Corp. 8,513 141,231
Amerant Bancorp, Inc.*(a) 2,615 48,561
American National
Bankshares , Inc. 1,100 36,377
Atlantic Capital Bancshares,
Inc.* 9,972 240,325
Banc of California, Inc. 14,743 266,553
Bancorp, Inc. (The)* 23,527 487,480
Bank of Commerce Holdings 3,056 38,964
Bank of Marin Bancorp 1,200 46,992
Bank of Princeton (The) 211 6,039
Bankwell Financial Group, Inc. 778 20,967
Banner Corp. 7,314 390,056
BayCom Corp.* 3,201 57,682
BCB Bancorp, Inc. 1,200 16,560
Cadence Bancorp 76,055 1,576,620
Capital City Bank Group, Inc. 3,672 95,545
Capstar Financial Holdings,
Inc. 4,044 69,759
Carter Bankshares , Inc.* 4,632 64,663
CBTX, Inc. 7,631 234,424
Central Pacific Financial Corp. 26,516 707,447
Central Valley Community
Bancorp 4,004 73,714
Chemung Financial Corp. 843 35,254
CNB Financial Corp. 2,663 65,536
Community Bankers Trust
Corp. 5,161 45,520
Community Trust Bancorp, Inc. 6,849 301,562
Common Stocks
Shares Value ($)
Banks
Eagle Bancorp Montana, Inc. 1,100 26,752
Eagle Bancorp, Inc. 23,620 1,256,820
Esquire Financial Holdings,
Inc.* 1,000 22,810
Evans Bancorp, Inc. 316 10,709
FB Financial Corp. 9,159 407,209
Financial Institutions, Inc. 6,112 185,133
First Bancorp/PR 57,007 641,899
First Financial Corp. 3,161 142,277
First Internet Bancorp 2,632 92,725
Great Southern Bancorp, Inc. 3,899 220,956
Guaranty Bancshares, Inc. 3,052 112,161
Hanmi Financial Corp. 19,295 380,690
HBT Financial, Inc. 6,215 106,401
Heartland Financial USA, Inc. 3,358 168,773
Heritage Financial Corp. 1,806 51,001
Hilltop Holdings, Inc. 18,014 614,818
Hope Bancorp, Inc. 5,362 80,752
Independent Bank Corp./MI 9,722 229,828
Lakeland Bancorp, Inc. 14,935 260,317
Macatawa Bank Corp. 3,688 36,696
Meridian Corp. 1,841 47,866
Metropolitan Bank Holding
Corp.* 2,345 118,094
MidWestOne Financial Group,
Inc. 4,344 134,534
Nicolet Bankshares , Inc.* 3,688 307,801
Northeast Bank 2,200 58,058
Northrim Bancorp, Inc. 3,605 153,249
OFG Bancorp 31,207 705,902
Old Second Bancorp, Inc. 2,002 26,446
PCB Bancorp 1,450 21,750
Peapack -Gladstone Financial
Corp. 5,163 159,433
Preferred Bank 2,375 151,240
Primis Financial Corp. 5,970 86,804
Professional Holding Corp.,
Class A* 2,038 37,438
QCR Holdings, Inc. 6,533 308,488
RBB Bancorp 5,509 111,667
Select Bancorp, Inc.* 1,693 18,742
Shore Bancshares, Inc. 3,267 55,604
Sierra Bancorp 2,845 76,246
SmartFinancial , Inc. 3,843 83,201
South Plains Financial, Inc. 1,860 42,259
Southern First Bancshares,
Inc.* 2,525 118,372
Spirit of Texas Bancshares,
Inc. 1,000 22,310
UMB Financial Corp. 8,064 744,549
13,869,764
Beverages 0.6%
Primo Water Corp. 92,536 1,504,635
Biotechnology 1.2%
Acorda Therapeutics, Inc.*(a) 13,819 67,299
AnaptysBio , Inc.*(a) 2,593 55,879
Applied Genetic Technologies
Corp.*(a) 24,961 126,552
Assembly Biosciences, Inc.* 2,820 12,972

NVIT Multi-Manager Small Cap Value Fund - March 31, 2021 (Unaudited) - Statement of Investments - 65
Common Stocks
Shares Value ($)
Biotechnology
Beyondspring , Inc.*(a) 1,384 15,321
Bluebird Bio, Inc.* 3,715 112,007
Cidara Therapeutics, Inc.* 12,662 33,681
Codiak Biosciences, Inc.* 956 14,417
Concert Pharmaceuticals, Inc.* 10,721 53,498
Enanta Pharmaceuticals, Inc.* 2,649 130,649
GlycoMimetics , Inc.*(a) 9,088 27,355
Gossamer Bio, Inc.*(a) 45,941 424,954
Kindred Biosciences, Inc.*(a) 18,715 93,014
NextCure , Inc.*(a) 4,417 44,214
Poseida Therapeutics, Inc.*(a) 11,000 105,050
Savara , Inc.* 28,000 58,240
Selecta Biosciences, Inc.*(a) 57,298 259,273
SQZ Biotechnologies Co.* 1,091 14,925
United Therapeutics Corp.* 3,135 524,391
Vanda Pharmaceuticals, Inc.* 41,716 626,574
Verastem , Inc.*(a) 23,200 57,304
2,857,569
Building Products 1.4%
American Woodmark Corp.* 20,067 1,978,205
Apogee Enterprises, Inc. 17,926 732,815
Quanex Building Products
Corp. 20,857 547,079
3,258,099
Capital Markets 4.4%
Blucora , Inc.* 4,895 81,453
Cowen, Inc., Class A(a) 27,536 967,890
Focus Financial Partners, Inc.,
Class A* 131,829 5,486,723
StoneX Group, Inc.* 6,049 395,484
Virtus Investment Partners,
Inc. 14,500 3,414,750
10,346,300
Chemicals 3.4%
AdvanSix , Inc.* 18,522 496,760
Ashland Global Holdings, Inc. 6,006 533,153
Chase Corp. 9,436 1,098,256
Element Solutions, Inc. 167,117 3,056,570
Huntsman Corp. 3,400 98,022
Kraton Corp.* 13,793 504,686
Stepan Co. 7,271 924,217
Trinseo SA 20,662 1,315,549
8,027,213
Commercial Services & Supplies 8.1%
ACCO Brands Corp. 60,541 510,966
BrightView Holdings, Inc.* 162,133 2,735,184
CECO Environmental Corp.* 5,519 43,766
CoreCivic , Inc. 145,461 1,316,422
Healthcare Services Group,
Inc. 87,810 2,461,314
Interface, Inc. 41,850 522,288
Kimball International, Inc.,
Class B 30,576 428,064
Pitney Bowes, Inc. 89,675 738,922
RR Donnelley & Sons Co.* 43,210 175,433
SP Plus Corp.* 74,731 2,450,429
Steelcase, Inc., Class A 54,748 787,824
UniFirst Corp. 20,101 4,496,795
Common Stocks
Shares Value ($)
Commercial Services & Supplies
US Ecology, Inc.* 54,266 2,259,636
18,927,043
Communications Equipment 2.3%
ADTRAN, Inc. 24,333 405,875
Applied Optoelectronics,
Inc.*(a) 6,301 52,676
CalAmp Corp.* 5,900 64,015
CommScope Holding Co.,
Inc.*(a) 26,240 403,047
Comtech Telecommunications
Corp. 23,790 590,944
DZS, Inc.* 2,682 41,705
Infinera Corp.*(a) 82,775 797,123
NETGEAR, Inc.* 26,702 1,097,452
NetScout Systems, Inc.*(a) 21,767 612,959
PC-Tel, Inc.* 2,036 14,150
Plantronics, Inc.* 25,253 982,594
Ribbon Communications, Inc.* 37,420 307,218
5,369,758
Construction & Engineering 2.1%
EMCOR Group, Inc. 28,389 3,184,110
Matrix Service Co.* 13,960 183,016
Orion Group Holdings, Inc.* 12,459 75,626
Primoris Services Corp. 26,658 883,180
Tutor Perini Corp.* 35,573 674,108
5,000,040
Consumer Finance 1.2%
Elevate Credit, Inc.* 20,749 60,587
Enova International, Inc.* 17,888 634,666
EZCORP, Inc., Class A* 31,279 155,457
Green Dot Corp., Class A* 17,128 784,291
LendingClub Corp.* 65,813 1,087,231
Regional Management Corp. 335 11,611
2,733,843
Containers & Packaging 0.1%
O-I Glass, Inc.* 9,307 137,185
Diversified Consumer Services 0.5%
Adtalem Global Education,
Inc.* 13,086 517,421
American Public Education,
Inc.* 11,678 416,087
Houghton Mifflin Harcourt Co.* 35,078 267,294
Universal Technical Institute,
Inc.* 9,530 55,655
1,256,457
Diversified Financial Services 0.3%
A-Mark Precious Metals, Inc. 8,372 301,392
Marlin Business Services
Corp. 50 682
Voya Financial, Inc.(a) 6,274 399,277
701,351
Electric Utilities 0.3%
Portland General Electric Co. 13,006 617,395
Electrical Equipment 1.4%
EnerSys 33,579 3,048,973
LSI Industries, Inc. 10,174 86,784

66 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Multi-Manager Small Cap Value Fund
Common Stocks
Shares Value ($)
Electrical Equipment
Powell Industries, Inc. 7,596 257,277
3,393,034
Electronic Equipment, Instruments & Components 3.1%
Arlo Technologies, Inc.*(a) 46,307 290,808
Avnet, Inc. 6,588 273,468
Bel Fuse, Inc., Class B 5,768 114,725
Belden, Inc. 16,281 722,388
Benchmark Electronics, Inc. 23,376 722,786
Daktronics, Inc.* 23,764 149,000
ePlus , Inc.* 47,608 4,743,661
ScanSource , Inc.* 4,748 142,203
7,159,039
Energy Equipment & Services 0.4%
Bristow Group, Inc.* 4,900 126,812
Exterran Corp.* 11,068 37,188
Nabors Industries Ltd.*(a) 2,208 206,338
Newpark Resources, Inc.* 36,052 113,203
Oil States International, Inc.* 44,562 268,709
US Silica Holdings, Inc.* 19,650 241,499
993,749
Entertainment 0.1%
Madison Square Garden
Sports Corp., Class A* 885 158,822
Equity Real Estate Investment Trusts (REITs) 2.1%
Armada Hoffler Properties, Inc. 17,138 214,911
Centerspace 8,903 605,404
CorEnergy Infrastructure Trust,
Inc. 17,200 121,604
CorePoint Lodging, Inc.* 33,668 304,022
CTO Realty Growth, Inc. 3,679 191,345
Franklin Street Properties
Corp. 29,729 162,023
Gaming and Leisure
Properties, Inc. 22,139 939,358
iStar , Inc. 19,000 337,820
National Health Investors, Inc. 3,097 223,851
NETSTREIT Corp. 2,550 47,149
New Senior Investment Group,
Inc. 54,535 339,753
Piedmont Office Realty Trust,
Inc., Class A 36,346 631,330
Retail Opportunity Investments
Corp. 4,281 67,939
Retail Value, Inc. 9,739 182,217
Spirit Realty Capital, Inc. 13,132 558,110
4,926,836
Food & Staples Retailing 0.6%
Albertsons Cos., Inc., Class
A(a) 17,220 328,385
Andersons, Inc. (The) 14,532 397,886
Rite Aid Corp.* 21,286 435,512
SpartanNash Co. 10,367 203,504
1,365,287
Food Products 0.2%
Fresh Del Monte Produce, Inc. 2,037 58,319
Landec Corp.* 12,359 131,006
Pilgrim's Pride Corp.* 4,600 109,434
Common Stocks
Shares Value ($)
Food Products
Post Holdings, Inc.* 875 92,505
391,264
Gas Utilities 0.4%
Southwest Gas Holdings, Inc. 13,108 900,651
Health Care Equipment & Supplies 1.1%
AngioDynamics , Inc.* 13,414 313,888
Invacare Corp. 26,275 210,725
LivaNova plc* 14,088 1,038,708
Orthofix Medical, Inc.* 4,765 206,563
Varex Imaging Corp.*(a) 35,731 732,128
2,502,012
Health Care Providers & Services 1.6%
Addus HomeCare Corp.* 30,268 3,165,730
Cross Country Healthcare,
Inc.* 11,875 148,318
Hanger, Inc.* 6,229 142,146
Molina Healthcare, Inc.* 1,380 322,589
3,778,783
Health Care Technology 0.8%
Allscripts Healthcare Solutions,
Inc.* 88,646 1,331,019
Castlight Health, Inc., Class B* 2,043 3,085
Computer Programs &
Systems, Inc. 7,968 243,821
NextGen Healthcare, Inc.* 10,750 194,575
1,772,500
Hotels, Restaurants & Leisure 2.6%
Del Taco Restaurants, Inc. 42,795 409,976
Everi Holdings, Inc.* 48,184 679,876
International Game
Technology plc*(a) 86,150 1,382,708
PlayAGS , Inc.* 27,531 222,450
Scientific Games Corp.* 1,840 70,877
Wyndham Hotels & Resorts,
Inc. 48,000 3,349,440
6,115,327
Household Durables 0.9%
Bassett Furniture Industries,
Inc. 7,227 175,399
Beazer Homes USA, Inc.* 43,367 907,238
Casper Sleep, Inc.* 3,700 26,788
GoPro, Inc., Class A*(a) 94,257 1,097,151
2,206,576
Household Products 0.1%
Spectrum Brands Holdings,
Inc. 2,221 188,785
Insurance 4.3%
American Equity Investment
Life Holding Co. 16,790 529,389
Argo Group International
Holdings Ltd. 4,772 240,127
Brighthouse Financial, Inc.* 10,592 468,696
Donegal Group, Inc., Class A 3,618 53,764
Employers Holdings, Inc. 19,803 852,717
Enstar Group Ltd.*(a) 17,647 4,354,044
First American Financial Corp. 8,178 463,284

NVIT Multi-Manager Small Cap Value Fund - March 31, 2021 (Unaudited) - Statement of Investments - 67
Common Stocks
Shares Value ($)
Insurance
Global Indemnity Group LLC,
Class A 1,455 43,126
Greenlight Capital Re Ltd.,
Class A*(a) 15,393 133,919
Hallmark Financial Services,
Inc.*(a) 16,032 62,204
HCI Group, Inc. 6,684 513,465
Heritage Insurance Holdings,
Inc. 23,963 265,510
James River Group Holdings
Ltd. 10,026 457,386
Reinsurance Group of
America, Inc. 3,663 461,721
State Auto Financial Corp. 5,605 110,475
Stewart Information Services
Corp. 7,587 394,752
United Fire Group, Inc. 6,763 235,352
United Insurance Holdings
Corp. 7,135 51,443
Universal Insurance Holdings,
Inc. 10,276 147,358
Unum Group 6,830 190,079
10,028,811
Interactive Media & Services 0.7%
TrueCar , Inc.* 74,080 354,473
Yelp, Inc.* 33,925 1,323,075
1,677,548
Internet & Direct Marketing Retail 0.1%
Qurate Retail, Inc., Series A 12,052 141,732
IT Services 2.3%
Cass Information Systems,
Inc. 33,422 1,546,436
Information Services Group,
Inc.* 9,200 40,480
Unisys Corp.* 21,960 558,223
Verra Mobility Corp.* 242,908 3,287,760
5,432,899
Leisure Products 0.8%
Smith & Wesson Brands, Inc. 31,835 555,521
Vista Outdoor, Inc.* 42,730 1,370,351
1,925,872
Machinery 3.4%
AGCO Corp. 10,031 1,440,953
Crane Co. 42,768 4,016,343
Graham Corp. 500 7,120
Hyster -Yale Materials
Handling, Inc. 9,491 826,856
Manitowoc Co., Inc. (The)* 48,754 1,005,307
Park-Ohio Holdings Corp. 4,200 132,258
REV Group, Inc. 12,137 232,545
Titan International, Inc.* 4,571 42,419
Wabash National Corp. 12,540 235,752
7,939,553
Marine 0.1%
Genco Shipping & Trading Ltd. 29,481 297,168
Media 2.0%
comScore, Inc.* 56,699 207,518
Common Stocks
Shares Value ($)
Media
Cumulus Media, Inc., Class
A*(a) 10,028 91,355
Entercom Communications
Corp., Class A* 32,474 170,489
Entravision Communications
Corp., Class A 12,281 49,615
Gray Television, Inc. 49,702 914,517
Hemisphere Media Group,
Inc.* 142,109 1,655,570
iHeartMedia , Inc., Class A* 54,650 991,898
TEGNA, Inc. 25,769 485,230
4,566,192
Metals & Mining 0.9%
Arconic Corp.* 6,160 156,402
Olympic Steel, Inc.(a) 6,668 196,373
Ryerson Holding Corp.* 21,201 361,265
Schnitzer Steel Industries,
Inc., Class A 12,167 508,459
SunCoke Energy, Inc. 82,586 578,928
TimkenSteel Corp.* 34,668 407,349
2,208,776
Multiline Retail 0.5%
Dillard's, Inc., Class A(a) 11,109 1,072,796
Oil, Gas & Consumable Fuels 3.0%
APA Corp. 8,248 147,639
Arch Resources, Inc.*(a) 18,618 774,509
Berry Corp. 16,218 89,361
Bonanza Creek Energy, Inc.* 21,763 777,592
DHT Holdings, Inc. 97,479 578,050
Dorian LPG Ltd.* 28,015 367,837
Green Plains, Inc.*(a) 25,397 687,497
Infinity Bio-energy Ltd. Reg.
S*^∞ 155,500 0
International Seaways, Inc. 28,529 552,892
Kosmos Energy Ltd.* 62,614 192,225
Par Pacific Holdings, Inc.* 37,477 529,175
Peabody Energy Corp.* 17,100 52,326
Plains GP Holdings LP, Class
A* 22,281 209,441
REX American Resources
Corp.* 3,551 298,888
SFL Corp. Ltd. 9,413 75,492
SM Energy Co. 16,798 274,983
Targa Resources Corp. 8,762 278,194
World Fuel Services Corp. 32,468 1,142,874
7,028,975
Paper & Forest Products 0.3%
Clearwater Paper Corp.* 14,260 536,461
Verso Corp., Class A 4,426 64,576
601,037
Personal Products 1.5%
Inter Parfums , Inc. 49,500 3,511,035
Pharmaceuticals 0.3%
Assertio Holdings, Inc.* 3,803 2,596
Endo International plc* 42,505 314,962
Lannett Co., Inc.*(a) 18,823 99,385

68 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Multi-Manager Small Cap Value Fund
Common Stocks
Shares Value ($)
Pharmaceuticals
Osmotica Pharmaceuticals
plc*(a) 9,211 30,028
Strongbridge Biopharma plc* 36,010 99,388
Theravance Biopharma,
Inc.*(a) 5,405 110,316
656,675
Professional Services 1.0%
GP Strategies Corp.* 1,400 24,430
Heidrick & Struggles
International, Inc. 11,501 410,816
Insperity , Inc. 1,752 146,712
Kelly Services, Inc., Class A* 31,395 699,167
ManpowerGroup , Inc. 4,215 416,863
TrueBlue , Inc.* 25,429 559,947
2,257,935
Real Estate Management & Development 3.0%
Altisource Portfolio Solutions
SA*(a) 700 6,433
Forestar Group, Inc.* 2,680 62,390
Jones Lang LaSalle, Inc.* 30,504 5,461,436
Kennedy-Wilson Holdings, Inc.
(a) 12,329 249,169
Realogy Holdings Corp.* 77,690 1,175,450
6,954,878
Road & Rail 2.2%
ArcBest Corp. 20,004 1,407,681
Covenant Logistics Group,
Inc.* 9,200 189,428
Landstar System, Inc. 18,827 3,107,585
US Xpress Enterprises, Inc.,
Class A*(a) 32,090 377,057
USA Truck, Inc.* 6,144 117,412
5,199,163
Semiconductors & Semiconductor Equipment 3.5%
Alpha & Omega
Semiconductor Ltd.* 11,940 390,438
Amkor Technology, Inc. 23,000 545,330
Cirrus Logic, Inc.* 3,889 329,748
CMC Materials, Inc. 23,613 4,174,542
GSI Technology, Inc.* 2,300 15,387
NeoPhotonics Corp.* 50,615 604,849
Synaptics , Inc.* 8,156 1,104,486
Veeco Instruments, Inc.* 45,212 937,697
8,102,477
Software 1.1%
Manhattan Associates, Inc.* 21,000 2,464,980
SecureWorks Corp., Class A* 5,200 69,576
Synchronoss Technologies,
Inc.* 36,776 131,290
2,665,846
Specialty Retail 3.3%
America's Car-Mart, Inc.*(a) 29,285 4,462,155
Barnes & Noble Education,
Inc.* 4,600 37,444
Hibbett Sports, Inc.*(a) 11,017 758,961
ODP Corp. (The)* 21,427 927,575
Signet Jewelers Ltd.* 21,425 1,242,222
Common Stocks
Shares Value ($)
Specialty Retail
Tilly's, Inc., Class A* 15,900 179,988
7,608,345
Technology Hardware, Storage & Peripherals 0.5%
Diebold Nixdorf, Inc.* 12,434 175,692
Intevac, Inc.* 2,900 20,735
Quantum Corp.* 11,402 94,979
Super Micro Computer, Inc.* 10,445 407,982
Xerox Holdings Corp. 19,798 480,497
1,179,885
Textiles, Apparel & Luxury Goods 0.2%
Unifi, Inc.* 11,116 306,357
Vera Bradley, Inc.* 15,325 154,782
461,139
Thrifts & Mortgage Finance 2.4%
Bridgewater Bancshares, Inc.* 5,662 91,441
Flagstar Bancorp, Inc. 30,336 1,368,154
FS Bancorp, Inc. 500 33,600
Home Bancorp, Inc. 843 30,390
HomeStreet , Inc. 15,009 661,447
Merchants Bancorp 7,606 318,996
Meridian Bancorp, Inc. 15,297 281,771
OP Bancorp 2,951 31,044
PCSB Financial Corp. 5,598 92,983
PennyMac Financial Services,
Inc. 22,859 1,528,581
Riverview Bancorp, Inc. 3,688 25,558
Southern Missouri Bancorp,
Inc. 700 27,594
TrustCo Bank Corp. 55,823 411,415
Washington Federal, Inc. 24,026 740,001
Waterstone Financial, Inc. 3,007 61,403
Western New England
Bancorp, Inc. 2,600 21,918
5,726,296
Trading Companies & Distributors 3.8%
Beacon Roofing Supply,
Inc.*(a) 72,405 3,788,230
Boise Cascade Co. 20,218 1,209,643
CAI International, Inc. 3,036 138,199
DXP Enterprises, Inc.* 9,000 271,530
Herc Holdings, Inc.* 7,029 712,249
MRC Global, Inc.* 79,209 715,257
NOW, Inc.* 65,282 658,695
Textainer Group Holdings Ltd.* 24,710 707,941
Titan Machinery, Inc.* 1,280 32,640
Veritiv Corp.* 10,903 463,814
WESCO International, Inc.* 1,389 120,190
8,818,388
Wireless Telecommunication Services 0.3%
Gogo , Inc.*(a) 5,156 49,807
Telephone & Data Systems,
Inc. 25,299 580,865
630,672
Total Common Stocks
(cost $171,805,769) 221,023,971

NVIT Multi-Manager Small Cap Value Fund - March 31, 2021 (Unaudited) - Statement of Investments - 69
Rights 0.0%
†
Number of
Rights
Value ($)
Biotechnology 0.0%
†
CONTRA ADURO BIOTECH I,
CVR*^∞(a) 2,406 0
Total Rights
(cost $7,218) 0
Repurchase Agreements 0.7%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
0.02%, dated 3/31/2021,
due 4/1/2021, repurchase
price $687,970,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 6.50%, maturing
8/25/2022 - 1/16/2061;
total market value
$701,728.(b) 687,969 687,969
CF Secured, LLC,
0.02%, dated 3/31/2021,
due 4/1/2021, repurchase
price $1,000,001,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 6.00%, maturing
4/22/2021 - 10/20/2069;
total market value
$1,020,001.(b) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $1,687,969) 1,687,969
Total Investments
(cost $173,500,956) — 95.4% 222,711,940
Other assets in excess of liabilities — 4.6% 10,721,861
NET ASSETS — 100.0%
$ 233,433,801
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at March
31, 2021. The total value of securities on loan at March 31,
2021 was $9,848,446, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $1,678,969 and by $8,363,051 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 7.25%, and maturity dates ranging from
4/6/2021 – 2/15/2051, a total value of $10,042,020.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2021 was $1,687,969.
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

70 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Multi-Manager Small Cap Value Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

NVIT Multi-Manager Small Cap Value Fund - March 31, 2021 (Unaudited) - Statement of Investments - 71
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 3,252,902 $ – $ – $ 3,252,902
Air Freight & Logistics 609,807 – – 609,807
Airlines 849,539 – – 849,539
Auto Components 9,158,313 – – 9,158,313
Banks 13,869,764 – – 13,869,764
Beverages 1,504,635 – – 1,504,635
Biotechnology 2,857,569 – – 2,857,569
Building Products 3,258,099 – – 3,258,099
Capital Markets 10,346,300 – – 10,346,300
Chemicals 8,027,213 – – 8,027,213
Commercial Services & Supplies 18,927,043 – – 18,927,043
Communications Equipment 5,369,758 – – 5,369,758
Construction & Engineering 5,000,040 – – 5,000,040
Consumer Finance 2,733,843 – – 2,733,843
Containers & Packaging 137,185 – – 137,185
Diversified Consumer Services 1,256,457 – – 1,256,457
Diversified Financial Services 701,351 – – 701,351
Electric Utilities 617,395 – – 617,395
Electrical Equipment 3,393,034 – – 3,393,034
Electronic Equipment, Instruments &
Components 7,159,039 – – 7,159,039
Energy Equipment & Services 993,749 – – 993,749
Entertainment 158,822 – – 158,822
Equity Real Estate Investment Trusts
(REITs) 4,926,836 – – 4,926,836
Food & Staples Retailing 1,365,287 – – 1,365,287
Food Products 391,264 – – 391,264
Gas Utilities 900,651 – – 900,651
Health Care Equipment & Supplies 2,502,012 – – 2,502,012
Health Care Providers & Services 3,778,783 – – 3,778,783
Health Care Technology 1,772,500 – – 1,772,500
Hotels, Restaurants & Leisure 6,115,327 – – 6,115,327
Household Durables 2,206,576 – – 2,206,576
Household Products 188,785 – – 188,785
Insurance 10,028,811 – – 10,028,811
Interactive Media & Services 1,677,548 – – 1,677,548
Internet & Direct Marketing Retail 141,732 – – 141,732
IT Services 5,432,899 – – 5,432,899
Leisure Products 1,925,872 – – 1,925,872
Machinery 7,939,553 – – 7,939,553
Marine 297,168 – – 297,168
Media 4,566,192 – – 4,566,192
Metals & Mining 2,208,776 – – 2,208,776
Multiline Retail 1,072,796 – – 1,072,796
Oil, Gas & Consumable Fuels 7,028,975 – – 7,028,975
Paper & Forest Products 601,037 – – 601,037
Personal Products 3,511,035 – – 3,511,035
Pharmaceuticals 656,675 – – 656,675
Professional Services 2,257,935 – – 2,257,935
Real Estate Management & Development 6,954,878 – – 6,954,878
Road & Rail 5,199,163 – – 5,199,163
Semiconductors & Semiconductor
Equipment 8,102,477 – – 8,102,477
Software 2,665,846 – – 2,665,846
Specialty Retail 7,608,345 – – 7,608,345
Technology Hardware, Storage &
Peripherals 1,179,885 – – 1,179,885
Textiles, Apparel & Luxury Goods 461,139 – – 461,139

72 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Multi-Manager Small Cap Value Fund
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Level 1 Level 2 Level 3 Total
Assets:
Thrifts & Mortgage Finance $ 5,726,296 $ – $ – $ 5,726,296
Trading Companies & Distributors 8,818,388 – – 8,818,388
Wireless Telecommunication Services 630,672 – – 630,672
Total Common Stocks $ 221,023,971 $ – $ – $ 221,023,971
Repurchase Agreements – 1,687,969 – 1,687,969
Rights – – – –
Total $ 221,023,971 $ 1,687,969 $ – $ 222,711,940
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
During the period ended March 31, 2021, the Fund held one common stock and one rights investments that were categorized as
Level 3 investments which were each valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Multi-Manager Small Company Fund - March 31, 2021 (Unaudited) - Statement of Investments - 73
Common Stocks 98.2%
Shares Value ($)
ARGENTINA 0.4%
IT Services 0.4%
Globant SA * 8,239 1,710,499
AUSTRALIA 0.0%
†
Consumer Finance 0.0%
†
Aet and D Holdings No. 1 Ltd.
*^∞ 106,305 0
BERMUDA 0.1%
Insurance 0.1%
SiriusPoint Ltd. * 42,675 434,005
CANADA 0.3%
Software 0.3%
Lightspeed POS, Inc. * 19,755 1,240,812
CHINA 0.5%
Trading Companies & Distributors 0.5%
Textainer Group Holdings
Ltd. * 69,081 1,979,171
GERMANY 0.0%
†
Specialty Retail 0.0%
†
MYT Netherlands Parent BV,
ADR *(a) 3,399 96,056
GHANA 0.1%
Oil, Gas & Consumable Fuels 0.1%
Kosmos Energy Ltd. * 84,134 258,291
IRELAND 0.3%
Biotechnology 0.3%
Prothena Corp. plc *(a) 48,378 1,215,255
ISRAEL 0.9%
Machinery 0.7%
Kornit Digital Ltd. * 26,041 2,581,184
Semiconductors & Semiconductor Equipment 0.2%
Nova Measuring Instruments
Ltd. *(a) 9,294 845,847
3,427,031
NORWAY 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
SFL Corp. Ltd. 12,795 102,616
PUERTO RICO 0.6%
Banks 0.6%
First Bancorp/PR 103,920 1,170,139
OFG Bancorp 61,143 1,383,055
2,553,194
UNITED KINGDOM 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
Infinity Bio-energy Ltd. Reg.
S *^∞ 94,500 0
UNITED STATES 95.0%
Aerospace & Defense 0.9%
Astronics Corp. * 52,569 948,345
Triumph Group, Inc. * 84,887 1,560,223
Vectrus, Inc. * 16,723 893,677
3,402,245
Air Freight & Logistics 0.3%
Echo Global Logistics, Inc. * 28,335 890,002
Radiant Logistics, Inc. * 19,959 138,715
1,028,717
Common Stocks
Shares Value ($)
UNITED STATES
Airlines 0.2%
Mesa Air Group, Inc. * 47,501 638,889
SkyWest, Inc. * 2,606 141,975
Sun Country Airlines
Holdings, Inc. * 3,137 107,536
888,400
Auto Components 4.2%
Adient plc * 42,767 1,890,301
American Axle &
Manufacturing Holdings,
Inc. * 190,959 1,844,664
Cooper-Standard Holdings,
Inc. * 35,193 1,278,210
Dana, Inc. 45,296 1,102,052
Fox Factory Holding Corp. * 11,781 1,496,894
Goodyear Tire & Rubber Co.
(The) * 211,579 3,717,442
Modine Manufacturing Co. * 77,653 1,146,935
Strattec Security Corp. * 3,464 162,462
Tenneco, Inc., Class A * 167,504 1,795,643
Visteon Corp. * 15,713 1,916,200
16,350,803
Banks 6.9%
1st Source Corp. 1,000 47,580
Altabancorp 5,186 218,019
Amalgamated Financial Corp. 13,968 231,729
Amerant Bancorp, Inc. * 3,263 60,594
American National
Bankshares, Inc. 1,427 47,191
Atlantic Capital Bancshares,
Inc. * 15,842 381,792
Banc of California, Inc. 21,374 386,442
Bancorp, Inc. (The) * 49,182 1,019,051
Bank of Commerce Holdings 6,315 80,516
Bank of Marin Bancorp 2,803 109,765
BankFinancial Corp. 3,194 32,962
Bankwell Financial Group,
Inc. 1,898 51,151
BayCom Corp. * 3,400 61,268
BCB Bancorp, Inc. 2,066 28,511
Cadence Bancorp 150,055 3,110,641
Capital City Bank Group, Inc. 6,687 173,996
Capstar Financial Holdings,
Inc. 10,321 178,037
Carter Bankshares, Inc. * 8,467 118,199
CBTX, Inc. 11,864 364,462
Central Pacific Financial
Corp. 64,239 1,713,897
Central Valley Community
Bancorp 4,876 89,767
Chemung Financial Corp. 1,395 58,339
CNB Financial Corp. 4,737 116,578
Community Bankers Trust
Corp. 2,100 18,522
Community Trust Bancorp,
Inc. 12,640 556,539
Eagle Bancorp Montana, Inc. 1,000 24,320
Eagle Bancorp, Inc. 45,634 2,428,186
Enterprise Financial Services
Corp. 8,369 413,763

74 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Multi-Manager Small Company Fund
Common Stocks
Shares Value ($)
UNITED STATES
Banks
Esquire Financial Holdings,
Inc. * 1,603 36,564
Evans Bancorp, Inc. 400 13,556
FB Financial Corp. 12,149 540,145
Financial Institutions, Inc. 11,604 351,485
First Bancorp/NC 3,452 150,162
First Financial Corp. 6,227 280,277
First Internet Bancorp 2,972 104,704
Great Southern Bancorp, Inc. 8,010 453,927
Guaranty Bancshares, Inc. 3,415 125,501
Hanmi Financial Corp. 42,355 835,664
HBT Financial, Inc. 9,118 156,100
Heartland Financial USA, Inc. 6,600 331,716
Heritage Financial Corp. 3,232 91,272
HomeTrust Bancshares, Inc. 12,387 301,623
Independent Bank Corp./MI 19,300 456,252
Lakeland Bancorp, Inc. 28,580 498,149
Macatawa Bank Corp. 13,797 137,280
Meridian Corp. 1,443 37,518
Metropolitan Bank Holding
Corp. * 2,787 140,353
MidWestOne Financial Group,
Inc. 5,162 159,867
Nicolet Bankshares, Inc. * 7,668 639,971
Northeast Bank 4,144 109,360
Northrim Bancorp, Inc. 4,095 174,078
Old Second Bancorp, Inc. 2,700 35,667
PCB Bancorp 3,309 49,635
Peapack-Gladstone Financial
Corp. 10,049 310,313
Pinnacle Financial Partners,
Inc. 16,974 1,504,915
Preferred Bank 5,987 381,252
Primis Financial Corp. 10,826 157,410
Professional Holding Corp.,
Class A * 3,014 55,367
QCR Holdings, Inc. 14,167 668,966
RBB Bancorp 10,692 216,727
Select Bancorp, Inc. * 3,287 36,387
Shore Bancshares, Inc. 6,786 115,498
Sierra Bancorp 3,626 97,177
Silvergate Capital Corp.,
Class A * 5,042 716,821
SmartFinancial, Inc. 4,200 90,930
South Plains Financial, Inc. 985 22,379
Southern First Bancshares,
Inc. * 3,350 157,048
Spirit of Texas Bancshares,
Inc. 3,286 73,311
TriCo Bancshares 48,584 2,301,424
UMB Financial Corp. 22,538 2,080,934
27,319,502
Beverages 0.7%
Primo Water Corp. 162,985 2,650,136
Biotechnology 3.8%
Acceleron Pharma, Inc. *(a) 9,701 1,315,553
Acorda Therapeutics, Inc. *(a) 24,857 121,054
AnaptysBio, Inc. * 5,028 108,353
Common Stocks
Shares Value ($)
UNITED STATES
Biotechnology
Apellis Pharmaceuticals, Inc.
* 15,768 676,605
Applied Genetic Technologies
Corp. *(a) 44,689 226,573
Assembly Biosciences, Inc. * 7,312 33,635
Beyondspring, Inc. *(a) 922 10,207
Bluebird Bio, Inc. * 6,805 205,171
CareDx, Inc. * 23,613 1,607,808
Cidara Therapeutics, Inc. * 30,285 80,558
Codiak Biosciences, Inc. * 2,736 41,259
Concert Pharmaceuticals,
Inc. * 8,678 43,303
Deciphera Pharmaceuticals,
Inc. * 12,040 539,874
GlycoMimetics, Inc. *(a) 18,422 55,450
Gossamer Bio, Inc. * 80,343 743,173
Halozyme Therapeutics, Inc.
*(a) 30,655 1,278,007
Insmed, Inc. * 10,015 341,111
Kindred Biosciences, Inc. *(a) 13,788 68,526
NextCure, Inc. *(a) 7,972 79,800
Poseida Therapeutics, Inc. * 25,906 247,402
Savara, Inc. * 50,964 106,005
Selecta Biosciences, Inc. *(a) 104,672 473,641
SQZ Biotechnologies Co. * 1,657 22,668
TG Therapeutics, Inc. * 19,381 934,164
Turning Point Therapeutics,
Inc. * 6,910 653,617
Ultragenyx Pharmaceutical,
Inc. * 10,137 1,154,199
United Therapeutics Corp. * 6,112 1,022,354
Vanda Pharmaceuticals, Inc. * 72,425 1,087,824
Veracyte, Inc. * 25,668 1,379,655
Verastem, Inc. * 42,000 103,740
14,761,289
Building Products 2.0%
Advanced Drainage Systems,
Inc. 27,387 2,831,542
Apogee Enterprises, Inc. 31,483 1,287,025
AZEK Co., Inc. (The) * 21,382 899,113
Quanex Building Products
Corp. 13,464 353,161
Trex Co., Inc. * 25,693 2,351,937
7,722,778
Capital Markets 2.4%
ArcLight Clean Transition
Corp., Class A *(a) 25,672 459,015
Artisan Partners Asset
Management, Inc., Class A 15,472 807,174
Cohen & Steers, Inc. 11,051 721,962
Cowen, Inc., Class A (a) 51,300 1,803,195
Evercore, Inc., Class A 6,551 863,029
Hamilton Lane, Inc., Class A 22,846 2,023,243
LPL Financial Holdings, Inc. 12,884 1,831,589
Star Peak Energy Transition
Corp., Class A *(a) 11,619 308,833
StepStone Group, Inc., Class
A (a) 9,638 339,932

NVIT Multi-Manager Small Company Fund - March 31, 2021 (Unaudited) - Statement of Investments - 75
Common Stocks
Shares Value ($)
UNITED STATES
Capital Markets
StoneX Group, Inc. * 6,242 408,102
9,566,074
Chemicals 2.6%
AdvanSix, Inc. * 39,779 1,066,873
Ashland Global Holdings, Inc. 12,600 1,118,502
Danimer Scientific, Inc. *(a) 14,067 531,029
Element Solutions, Inc. 91,347 1,670,737
Huntsman Corp. 7,459 215,043
Kraton Corp. * 25,357 927,813
Olin Corp. 36,158 1,372,919
Stepan Co. 6,182 785,794
Trinseo SA 37,598 2,393,864
10,082,574
Commercial Services & Supplies 2.3%
ACCO Brands Corp. 89,226 753,067
Casella Waste Systems, Inc.,
Class A * 23,866 1,517,162
CECO Environmental Corp. * 12,128 96,175
CoreCivic, Inc. 261,603 2,367,507
Interface, Inc. 71,806 896,139
Kimball International, Inc.,
Class B 48,282 675,948
Pitney Bowes, Inc. 159,450 1,313,868
RR Donnelley & Sons Co. * 76,516 310,655
Steelcase, Inc., Class A 65,034 935,839
8,866,360
Communications Equipment 2.8%
ADTRAN, Inc. 99,636 1,661,928
Applied Optoelectronics, Inc.
*(a) 11,394 95,254
CalAmp Corp. * 11,829 128,345
CommScope Holding Co.,
Inc. * 48,085 738,586
Comtech Telecommunications
Corp. 44,024 1,093,556
DZS, Inc. * 7,890 122,690
Infinera Corp. *(a) 151,556 1,459,484
NETGEAR, Inc. * 51,464 2,115,171
NetScout Systems, Inc. *(a) 42,112 1,185,874
PC-Tel, Inc. * 6,852 47,621
Plantronics, Inc. *(a) 44,662 1,737,798
Ribbon Communications,
Inc. * 77,509 636,349
11,022,656
Construction & Engineering 0.9%
Matrix Service Co. * 31,926 418,550
Orion Group Holdings, Inc. * 24,001 145,686
Primoris Services Corp. 48,118 1,594,150
Tutor Perini Corp. * 68,532 1,298,681
3,457,067
Consumer Finance 1.4%
Elevate Credit, Inc. * 49,782 145,363
Enova International, Inc. * 34,980 1,241,090
EZCORP, Inc., Class A *(a) 49,638 246,701
Green Dot Corp., Class A * 32,330 1,480,391
LendingClub Corp. * 124,163 2,051,173
Regional Management Corp. 2,496 86,511
SLM Corp. 15,174 272,677
5,523,906
Common Stocks
Shares Value ($)
UNITED STATES
Containers & Packaging 0.1%
O-I Glass, Inc. * 18,248 268,976
Diversified Consumer Services 0.5%
Adtalem Global Education,
Inc. * 3,472 137,283
American Public Education,
Inc. * 17,374 619,036
Houghton Mifflin Harcourt Co.
*(a) 129,265 984,999
Universal Technical Institute,
Inc. * 19,512 113,950
1,855,268
Diversified Financial Services 0.2%
Marlin Business Services
Corp. 1,516 20,678
Voya Financial, Inc. 11,800 750,952
771,630
Diversified Telecommunication Services 0.3%
Bandwidth, Inc., Class A * 9,802 1,242,305
Electric Utilities 0.4%
Portland General Electric Co. 35,853 1,701,942
Electrical Equipment 1.1%
Array Technologies, Inc. * 27,907 832,187
Generac Holdings, Inc. *(a) 1,197 391,958
LSI Industries, Inc. 12,783 109,039
Powell Industries, Inc. 13,889 470,420
Regal Beloit Corp. 11,848 1,690,472
Shoals Technologies Group,
Inc., Class A * 20,409 709,825
4,203,901
Electronic Equipment, Instruments & Components 1.8%
Arlo Technologies, Inc. * 84,816 532,644
Avnet, Inc. 9,676 401,651
Bel Fuse, Inc., Class B 8,523 169,522
Belden, Inc. 31,761 1,409,236
Benchmark Electronics, Inc. 62,946 1,946,290
Daktronics, Inc. * 42,505 266,506
Novanta, Inc. * 9,240 1,218,664
Rogers Corp. * 4,127 776,743
ScanSource, Inc. * 8,349 250,053
6,971,309
Energy Equipment & Services 0.4%
Bristow Group, Inc. * 8,504 220,084
Exterran Corp. * 14,627 49,147
Nabors Industries Ltd. * 4,198 392,303
Newpark Resources, Inc. * 66,202 207,874
Oil States International, Inc. * 62,281 375,554
US Silica Holdings, Inc. * 21,824 268,217
1,513,179
Entertainment 0.5%
Madison Square Garden
Sports Corp., Class A * 1,830 328,412
Zynga, Inc., Class A * 163,913 1,673,552
2,001,964
Equity Real Estate Investment Trusts (REITs) 2.2%
Armada Hoffler Properties,
Inc. 33,837 424,316
Centerspace 17,137 1,165,316

76 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Multi-Manager Small Company Fund
Common Stocks
Shares Value ($)
UNITED STATES
Equity Real Estate Investment Trusts (REITs)
CorEnergy Infrastructure
Trust, Inc. 30,344 214,532
CorePoint Lodging, Inc. * 82,051 740,921
CTO Realty Growth, Inc. 4,677 243,251
Franklin Street Properties
Corp. 55,757 303,876
Gaming and Leisure
Properties, Inc. 43,544 1,847,571
iStar, Inc. 16,407 291,716
National Health Investors, Inc. 6,271 453,268
NETSTREIT Corp. 4,964 91,784
New Senior Investment
Group, Inc. 78,932 491,746
Piedmont Office Realty Trust,
Inc., Class A 74,364 1,291,703
Retail Value, Inc. 22,308 417,383
Spirit Realty Capital, Inc. 15,867 674,348
8,651,731
Food & Staples Retailing 0.5%
Albertsons Cos., Inc., Class
A (a) 28,090 535,676
Andersons, Inc. (The) 24,475 670,126
Rite Aid Corp. * 34,329 702,371
SpartanNash Co. 5,183 101,742
2,009,915
Food Products 1.2%
Fresh Del Monte Produce,
Inc. 16,133 461,888
Freshpet, Inc. * 22,978 3,649,136
Landec Corp. * 18,555 196,683
Pilgrim's Pride Corp. * 11,714 278,676
Post Holdings, Inc. * 2,000 211,440
4,797,823
Gas Utilities 0.3%
Southwest Gas Holdings, Inc. 19,158 1,316,346
Health Care Equipment & Supplies 3.9%
Acutus Medical, Inc. * 11,842 158,328
AngioDynamics, Inc. * 10,068 235,591
Axonics Modulation
Technologies, Inc. *(a) 22,593 1,353,095
CryoPort, Inc. *(a) 20,022 1,041,344
Eargo, Inc. *(a) 2,231 111,438
Globus Medical, Inc., Class
A * 15,138 933,560
Inari Medical, Inc. * 5,228 559,396
Invacare Corp. 46,023 369,104
iRhythm Technologies, Inc. * 5,326 739,568
LivaNova plc * 27,708 2,042,912
Masimo Corp. * 11,131 2,556,346
Orthofix Medical, Inc. * 3,229 139,977
Penumbra, Inc. * 5,587 1,511,730
Silk Road Medical, Inc. * 10,676 540,739
Tandem Diabetes Care, Inc. * 20,062 1,770,472
Varex Imaging Corp. *(a) 66,697 1,366,622
15,430,222
Health Care Providers & Services 1.5%
1Life Healthcare, Inc. * 27,253 1,065,047
Amedisys, Inc. * 8,003 2,119,114
Common Stocks
Shares Value ($)
UNITED STATES
Health Care Providers & Services
Cross Country Healthcare,
Inc. * 20,535 256,482
Hanger, Inc. * 12,145 277,149
Molina Healthcare, Inc. * 2,810 656,866
Signify Health, Inc., Class A
*(a) 18,708 547,396
Surgery Partners, Inc. * 19,827 877,543
5,799,597
Health Care Technology 1.9%
Allscripts Healthcare
Solutions, Inc. * 157,887 2,370,673
Castlight Health, Inc., Class
B * 4,217 6,368
Computer Programs &
Systems, Inc. 15,061 460,867
Inspire Medical Systems,
Inc. * 15,576 3,224,076
NextGen Healthcare, Inc. * 24,511 443,649
Phreesia, Inc. * 20,540 1,070,134
7,575,767
Hotels, Restaurants & Leisure 3.4%
Bloomin' Brands, Inc. * 28,001 757,427
Boyd Gaming Corp. * 30,600 1,804,176
Churchill Downs, Inc. 9,405 2,138,885
Del Taco Restaurants, Inc. (a) 85,152 815,756
Everi Holdings, Inc. * 86,719 1,223,605
International Game
Technology plc *(a) 156,688 2,514,842
PlayAGS, Inc. * 52,009 420,233
Scientific Games Corp. * 2,457 94,644
Texas Roadhouse, Inc. * 17,068 1,637,504
Travel + Leisure Co. 12,238 748,476
Wingstop, Inc. 9,159 1,164,750
13,320,298
Household Durables 1.5%
Bassett Furniture Industries,
Inc. 13,705 332,620
Beazer Homes USA, Inc. * 74,733 1,563,414
Casper Sleep, Inc. * 26,333 190,651
GoPro, Inc., Class A * 154,866 1,802,640
TopBuild Corp. * 9,914 2,076,290
5,965,615
Household Products 0.1%
Spectrum Brands Holdings,
Inc. 3,031 257,635
Insurance 3.3%
American Equity Investment
Life Holding Co. 40,815 1,286,897
Argo Group International
Holdings Ltd. 9,253 465,611
Brighthouse Financial, Inc. * 20,826 921,551
Donegal Group, Inc., Class A 9,896 147,055
Employers Holdings, Inc. 39,524 1,701,903
First American Financial
Corp. 14,979 848,560
Global Indemnity Group LLC,
Class A 1,719 50,951

NVIT Multi-Manager Small Company Fund - March 31, 2021 (Unaudited) - Statement of Investments - 77
Common Stocks
Shares Value ($)
UNITED STATES
Insurance
Greenlight Capital Re Ltd.,
Class A * 19,756 171,877
Hallmark Financial Services,
Inc. *(a) 20,910 81,131
HCI Group, Inc. 12,194 936,743
Heritage Insurance Holdings,
Inc. 89,942 996,557
James River Group Holdings
Ltd. 18,971 865,457
Kinsale Capital Group, Inc. 6,689 1,102,347
Reinsurance Group of
America, Inc. 2,727 343,738
State Auto Financial Corp. 11,040 217,598
Stewart Information Services
Corp. 32,624 1,697,427
United Fire Group, Inc. 12,067 419,932
United Insurance Holdings
Corp. 13,811 99,577
Universal Insurance Holdings,
Inc. 15,947 228,680
Unum Group 12,444 346,317
12,929,909
Interactive Media & Services 0.8%
TrueCar, Inc. * 163,398 781,859
Yelp, Inc. * 64,056 2,498,184
3,280,043
Internet & Direct Marketing Retail 0.4%
Magnite, Inc. *(a) 16,068 668,589
Qurate Retail, Inc. Series A 21,957 258,214
Stamps.com, Inc. * 4,059 809,812
1,736,615
IT Services 0.5%
Information Services Group,
Inc. * 13,652 60,069
Shift4 Payments, Inc., Class
A * 11,304 927,041
Unisys Corp. * 39,909 1,014,487
2,001,597
Leisure Products 1.2%
Smith & Wesson Brands, Inc. 58,027 1,012,571
Vista Outdoor, Inc. * 75,760 2,429,624
YETI Holdings, Inc. * 20,196 1,458,353
4,900,548
Life Sciences Tools & Services 2.4%
Bio-Techne Corp. 4,410 1,684,311
Medpace Holdings, Inc. * 13,644 2,238,298
NeoGenomics, Inc. * 29,236 1,410,052
Quanterix Corp. * 8,088 472,905
Repligen Corp. * 18,829 3,660,547
9,466,113
Machinery 4.0%
AGCO Corp. 17,577 2,524,935
Altra Industrial Motion Corp. 20,830 1,152,316
Astec Industries, Inc. 5,308 400,329
Chart Industries, Inc. * 15,542 2,212,404
Colfax Corp. * 21,458 940,075
Federal Signal Corp. 30,425 1,165,278
Graham Corp. 1,644 23,411
Common Stocks
Shares Value ($)
UNITED STATES
Machinery
Hydrofarm Holdings Group,
Inc. * 2,375 143,260
Hyster-Yale Materials
Handling, Inc. 17,645 1,537,232
ITT, Inc. 25,940 2,358,204
L B Foster Co., Class A * 6,518 116,672
Manitowoc Co., Inc. (The) * 97,130 2,002,821
Park-Ohio Holdings Corp. 8,442 265,839
REV Group, Inc. (a) 8,489 162,649
SPX Corp. * 13,880 808,788
Titan International, Inc. * 6,399 59,383
15,873,596
Marine 0.1%
Genco Shipping & Trading
Ltd. 45,618 459,829
Media 1.5%
Cable One, Inc. 650 1,188,434
comScore, Inc. * 86,016 314,819
Cumulus Media, Inc., Class
A *(a) 12,068 109,939
Entercom Communications
Corp., Class A * 37,981 199,400
Entravision Communications
Corp., Class A 18,682 75,475
Gray Television, Inc. 88,065 1,620,396
iHeartMedia, Inc., Class A * 106,953 1,941,197
Marchex, Inc., Class B * 14,602 41,032
Mode Media M-1 Escrow *^∞ 2,754 0
TEGNA, Inc. 20,760 390,911
5,881,603
Metals & Mining 1.3%
Allegheny Technologies, Inc. * 35,562 748,936
Arconic Corp. * 10,760 273,196
Olympic Steel, Inc. (a) 13,400 394,630
Ryerson Holding Corp. * 33,003 562,371
Schnitzer Steel Industries,
Inc., Class A 30,351 1,268,368
SunCoke Energy, Inc. 149,279 1,046,446
TimkenSteel Corp. * 56,420 662,935
4,956,882
Multiline Retail 0.5%
Dillard's, Inc., Class A (a) 20,377 1,967,807
Oil, Gas & Consumable Fuels 3.2%
APA Corp. 14,816 265,206
Arch Resources, Inc. * 35,340 1,470,144
Berry Corp. 32,849 180,998
Bonanza Creek Energy, Inc. * 42,038 1,502,019
DHT Holdings, Inc. 160,336 950,792
Dorian LPG Ltd. * 54,901 720,850
Green Plains, Inc. *(a) 37,656 1,019,348
International Seaways, Inc. 55,014 1,066,171
Par Pacific Holdings, Inc. * 71,529 1,009,989
Peabody Energy Corp. * 32,854 100,533
Plains GP Holdings LP, Class
A * 40,079 376,743
REX American Resources
Corp. * 6,892 580,100
SM Energy Co. 30,160 493,719

78 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Multi-Manager Small Company Fund
Common Stocks
Shares Value ($)
UNITED STATES
Oil, Gas & Consumable Fuels
Targa Resources Corp. 15,496 491,998
World Fuel Services Corp. 61,307 2,158,007
12,386,617
Paper & Forest Products 0.7%
Clearwater Paper Corp. * 24,956 938,845
Louisiana-Pacific Corp. 32,808 1,819,531
Verso Corp., Class A 8,900 129,851
2,888,227
Pharmaceuticals 0.4%
Assertio Holdings, Inc. * 6,915 4,719
Endo International plc * 79,449 588,718
Lannett Co., Inc. *(a) 42,762 225,783
NGM Biopharmaceuticals,
Inc. * 4,250 123,548
Osmotica Pharmaceuticals
plc * 21,278 69,366
Strongbridge Biopharma plc * 65,161 179,844
Theravance Biopharma, Inc.
*(a) 10,500 214,305
1,406,283
Professional Services 1.1%
GP Strategies Corp. * 1,676 29,246
Heidrick & Struggles
International, Inc. 20,907 746,798
Kelly Services, Inc., Class A * 67,611 1,505,697
ManpowerGroup, Inc. 8,300 820,870
TrueBlue, Inc. * 53,107 1,169,416
4,272,027
Real Estate Management & Development 0.7%
Altisource Portfolio Solutions
SA * 3,382 31,081
Forestar Group, Inc. * 4,775 111,162
Kennedy-Wilson Holdings,
Inc. 22,360 451,896
Realogy Holdings Corp. * 141,411 2,139,548
2,733,687
Road & Rail 1.6%
ArcBest Corp. 41,497 2,920,143
Covenant Logistics Group,
Inc. * 15,915 327,690
Saia, Inc. * 9,269 2,137,246
US Xpress Enterprises, Inc.,
Class A * 61,742 725,469
USA Truck, Inc. * 4,215 80,549
6,191,097
Semiconductors & Semiconductor Equipment 4.9%
Alpha & Omega
Semiconductor Ltd. * 23,103 755,468
Ambarella, Inc. * 10,048 1,008,719
Amkor Technology, Inc. 33,286 789,211
Cirrus Logic, Inc. * 7,123 603,959
Entegris, Inc. 18,277 2,043,369
FormFactor, Inc. * 32,701 1,475,142
GSI Technology, Inc. * 3,700 24,753
Lattice Semiconductor Corp. * 71,296 3,209,746
MACOM Technology
Solutions Holdings, Inc. * 30,988 1,797,924
MKS Instruments, Inc. 9,446 1,751,477
Common Stocks
Shares Value ($)
UNITED STATES
Semiconductors & Semiconductor Equipment
Monolithic Power Systems,
Inc. 2,473 873,488
NeoPhotonics Corp. * 88,986 1,063,383
Power Integrations, Inc. 14,679 1,196,045
Synaptics, Inc. *(a) 8,463 1,146,059
Veeco Instruments, Inc. * 80,375 1,666,978
19,405,721
Software 4.5%
Avalara, Inc. * 13,319 1,777,154
Bill.com Holdings, Inc. * 6,716 977,178
Cerence, Inc. *(a) 12,595 1,128,260
CyberArk Software Ltd. *(a) 10,619 1,373,461
Five9, Inc. * 12,521 1,957,408
Manhattan Associates, Inc. * 19,673 2,309,217
Olo, Inc., Class A *(a) 4,347 114,717
Paylocity Holding Corp. * 7,479 1,344,949
Q2 Holdings, Inc. *(a) 12,460 1,248,492
SailPoint Technologies
Holdings, Inc. * 28,423 1,439,341
SecureWorks Corp., Class A * 9,750 130,455
Sprout Social, Inc., Class A * 27,557 1,591,692
Synchronoss Technologies,
Inc. * 75,280 268,750
Varonis Systems, Inc. * 40,311 2,069,567
17,730,641
Specialty Retail 2.4%
American Eagle Outfitters,
Inc. 26,951 788,047
Barnes & Noble Education,
Inc. * 8,641 70,338
Hibbett Sports, Inc. *(a) 19,798 1,363,884
Lithia Motors, Inc., Class A (a) 6,887 2,686,550
Lumber Liquidators Holdings,
Inc. * 19,752 496,170
ODP Corp. (The) * 36,072 1,561,557
Signet Jewelers Ltd. * 37,163 2,154,711
Tilly's, Inc., Class A * 34,000 384,880
9,506,137
Technology Hardware, Storage & Peripherals 0.5%
Diebold Nixdorf, Inc. * 24,812 350,594
Intevac, Inc. * 6,700 47,905
Quantum Corp. *(a) 27,325 227,617
Super Micro Computer, Inc. * 16,691 651,950
Xerox Holdings Corp. 28,504 691,792
1,969,858
Textiles, Apparel & Luxury Goods 0.2%
Unifi, Inc. * 21,121 582,095
Vera Bradley, Inc. * 28,828 291,163
873,258
Thrifts & Mortgage Finance 2.6%
Bridgewater Bancshares,
Inc. * 11,113 179,475
Flagstar Bancorp, Inc. 57,670 2,600,916
FS Bancorp, Inc. 1,175 78,960
Home Bancorp, Inc. 1,500 54,075
HomeStreet, Inc. 23,863 1,051,642
Merchants Bancorp 11,523 483,275
Meridian Bancorp, Inc. 29,600 545,232
Mr. Cooper Group, Inc. * 6,614 229,903

NVIT Multi-Manager Small Company Fund - March 31, 2021 (Unaudited) - Statement of Investments - 79
Common Stocks
Shares Value ($)
UNITED STATES
Thrifts & Mortgage Finance
OP Bancorp 6,876 72,336
PCSB Financial Corp. 11,147 185,152
PennyMac Financial
Services, Inc. 41,847 2,798,308
Riverview Bancorp, Inc. 5,600 38,808
Southern Missouri Bancorp,
Inc. 121 4,770
TrustCo Bank Corp. 77,402 570,453
Washington Federal, Inc. 44,836 1,380,949
Waterstone Financial, Inc. 3,140 64,119
Western New England
Bancorp, Inc. 4,723 39,815
10,378,188
Trading Companies & Distributors 2.7%
Boise Cascade Co. 37,187 2,224,898
CAI International, Inc. 1,138 51,802
DXP Enterprises, Inc. * 18,787 566,804
Herc Holdings, Inc. * 25,024 2,535,681
MRC Global, Inc. * 150,040 1,354,861
NOW, Inc. * 122,119 1,232,181
SiteOne Landscape Supply,
Inc. *(a) 10,294 1,757,598
Titan Machinery, Inc. * 1,878 47,889
Veritiv Corp. * 20,327 864,711
10,636,425
Wireless Telecommunication Services 0.3%
Gogo, Inc. *(a) 9,452 91,306
Telephone & Data Systems,
Inc. 46,088 1,058,181
1,149,487
373,280,125
Total Common Stocks
(cost $273,836,538) 386,297,055
Preferred Stock 0.0%
†
UNITED STATES 0.0%
†
Media 0.0%
†
Mode Media Corp.,
Series M-1*^∞ 19,276 0
Total Preferred Stock
(cost $100,042) 0
Corporate Bonds 0.0%
†
Principal
Amount ($)
UNITED STATES 0.0%
†
Media 0.0%
†
Mode Media Corp., 9.00%,
12/2/14^∞(b) 42,256 0
Mode Media, Inc., 9.00%,
12/2/14^∞(b) 1,544 0
Total Corporate Bonds
(cost $43,259) 0
Rights 0.0%
†
Number of
Rights
Value ($)
UNITED STATES 0.0%
†
Biotechnology 0.0%
†
CONTRA ADURO BIOTECH
I, CVR*^∞(a) 4,756 0
IT Services 0.0%
†
BancTec, Inc., CVR*^∞ 36,134 0
—
Total Rights
(cost $14,268) 0
Repurchase Agreements 1.8%
Principal
Amount ($)
Cantor Fitzgerald &
Co., 0.02%, dated
3/31/2021, due 4/1/2021,
repurchase price
$552,745, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 6.50%, maturing
8/25/2022 - 1/16/2061;
total market value
$563,799.(c) 552,744 552,744
HSBC Bank plc, 0.09%,
dated 3/31/2021, due
4/1/2021, repurchase
price $2,400,006,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 3.75%, maturing
6/3/2021 - 11/15/2050;
total market value
$2,448,986.(c) 2,400,000 2,400,000
MetLife, Inc., 0.03%,
dated 3/31/2021, due
4/1/2021, repurchase
price $3,000,003,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 8/15/2027 -
11/15/2050; total market
value $3,061,227.(c) 3,000,000 3,000,000

80 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Multi-Manager Small Company Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
NatWest Markets
Securities, Inc., 0.02%,
dated 3/26/2021, due
4/1/2021, repurchase
price $1,000,003,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 8.13%, maturing
5/15/2021 - 2/15/2051;
total market value
$1,020,003.(c) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $6,952,744) 6,952,744
Total Investments
(cost $280,946,851)   — 100.0% 393,249,799
Liabilities in excess of other assets — 0.0%
†
(84,652)
NET ASSETS — 100.0%
$ 393,165,147
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at March
31, 2021. The total value of securities on loan at March 31,
2021 was $21,398,633, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $6,944,884 and by $14,605,634 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.88%, and maturity dates ranging from
4/6/2021 – 2/15/2051, a total value of $21,550,518.
(b) Security in default.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2021 was $6,952,744.
ADR American Depositary Receipt
CVR Contingent Value Rights
GP General Partnership
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

NVIT Multi-Manager Small Company Fund - March 31, 2021 (Unaudited) - Statement of Investments - 81
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

82 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Multi-Manager Small Company Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 3,402,245 $ – $ – $ 3,402,245
Air Freight & Logistics 1,028,717 – – 1,028,717
Airlines 888,400 – – 888,400
Auto Components 16,350,803 – – 16,350,803
Banks 29,872,696 – – 29,872,696
Beverages 2,650,136 – – 2,650,136
Biotechnology 15,976,544 – – 15,976,544
Building Products 7,722,778 – – 7,722,778
Capital Markets 9,566,074 – – 9,566,074
Chemicals 10,082,574 – – 10,082,574
Commercial Services & Supplies 8,866,360 – – 8,866,360
Communications Equipment 11,022,656 – – 11,022,656
Construction & Engineering 3,457,067 – – 3,457,067
Consumer Finance 5,523,906 – – 5,523,906
Containers & Packaging 268,976 – – 268,976
Diversified Consumer Services 1,855,268 – – 1,855,268
Diversified Financial Services 771,630 – – 771,630
Diversified Telecommunication Services 1,242,305 – – 1,242,305
Electric Utilities 1,701,942 – – 1,701,942
Electrical Equipment 4,203,901 – – 4,203,901
Electronic Equipment, Instruments &
Components 6,971,309 – – 6,971,309
Energy Equipment & Services 1,513,179 – – 1,513,179
Entertainment 2,001,964 – – 2,001,964
Equity Real Estate Investment Trusts
(REITs) 8,651,731 – – 8,651,731
Food & Staples Retailing 2,009,915 – – 2,009,915
Food Products 4,797,823 – – 4,797,823
Gas Utilities 1,316,346 – – 1,316,346
Health Care Equipment & Supplies 15,430,222 – – 15,430,222
Health Care Providers & Services 5,799,597 – – 5,799,597
Health Care Technology 7,575,767 – – 7,575,767
Hotels, Restaurants & Leisure 13,320,298 – – 13,320,298
Household Durables 5,965,615 – – 5,965,615
Household Products 257,635 – – 257,635
Insurance 13,363,914 – – 13,363,914
Interactive Media & Services 3,280,043 – – 3,280,043
Internet & Direct Marketing Retail 1,736,615 – – 1,736,615
IT Services 3,712,096 – – 3,712,096
Leisure Products 4,900,548 – – 4,900,548
Life Sciences Tools & Services 9,466,113 – – 9,466,113
Machinery 18,454,780 – – 18,454,780
Marine 459,829 – – 459,829
Media 5,881,603 – – 5,881,603
Metals & Mining 4,956,882 – – 4,956,882
Multiline Retail 1,967,807 – – 1,967,807
Oil, Gas & Consumable Fuels 12,747,524 – – 12,747,524
Paper & Forest Products 2,888,227 – – 2,888,227
Pharmaceuticals 1,406,283 – – 1,406,283
Professional Services 4,272,027 – – 4,272,027
Real Estate Management & Development 2,733,687 – – 2,733,687
Road & Rail 6,191,097 – – 6,191,097
Semiconductors & Semiconductor
Equipment 20,251,568 – – 20,251,568
Software 18,971,453 – – 18,971,453
Specialty Retail 9,602,193 – – 9,602,193

NVIT Multi-Manager Small Company Fund - March 31, 2021 (Unaudited) - Statement of Investments - 83
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Level 1 Level 2 Level 3 Total
Assets:
Technology Hardware, Storage &
Peripherals $ 1,969,858 $ – $ – $ 1,969,858
Textiles, Apparel & Luxury Goods 873,258 – – 873,258
Thrifts & Mortgage Finance 10,378,188 – – 10,378,188
Trading Companies & Distributors 12,615,596 – – 12,615,596
Wireless Telecommunication Services 1,149,487 – – 1,149,487
Total Common Stocks $ 386,297,055 $ – $ – $ 386,297,055
Corporate Bonds – – – –
Preferred Stock – – – –
Repurchase Agreements – 6,952,744 – 6,952,744
Rights – – – –
Total $ 386,297,055 $ 6,952,744 $ – $ 393,249,799
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
During the period ended March 31, 2021, the Fund held two corporate bonds, three common stocks, one preferred stock and two rights investments that were categorized as Level 3 investment which were each valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

84 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Newton Sustainable U.S. Equity Fund
Common Stocks 99.2%
Shares Value ($)
Banks 6.9%
Citigroup, Inc. 69,752 5,074,458
First Republic Bank 19,774 3,297,314
8,371,772
Beverages 2.7%
PepsiCo, Inc. 23,258 3,289,844
Capital Markets 3.1%
Goldman Sachs Group, Inc.
(The) 11,604 3,794,508
Chemicals 5.0%
Albemarle Corp. 18,764 2,741,608
Ecolab, Inc. 10,022 2,145,410
International Flavors &
Fragrances, Inc. 8,689 1,213,071
6,100,089
Diversified Telecommunication Services 1.8%
Verizon Communications, Inc. 37,525 2,182,079
Electric Utilities 2.6%
Eversource Energy 35,846 3,103,905
Electronic Equipment, Instruments & Components 2.3%
TE Connectivity Ltd. 21,226 2,740,489
Food & Staples Retailing 2.2%
Costco Wholesale Corp. 7,439 2,622,099
Food Products 0.3%
Beyond Meat, Inc.* 2,902 377,608
Health Care Equipment & Supplies 8.3%
Abbott Laboratories 32,672 3,915,413
Cooper Cos., Inc. (The) 5,559 2,135,156
Medtronic plc 33,332 3,937,509
9,988,078
Household Durables 2.5%
Lennar Corp., Class A 29,570 2,993,371
Interactive Media & Services 4.9%
Alphabet, Inc., Class A* 2,856 5,890,557
Internet & Direct Marketing Retail 9.0%
Amazon.com, Inc.* 2,377 7,354,628
Common Stocks
Shares Value ($)
Internet & Direct Marketing Retail
eBay, Inc. 58,288 3,569,557
10,924,185
IT Services 8.9%
Accenture plc, Class A 16,667 4,604,259
Fidelity National Information
Services, Inc. 18,056 2,538,854
Mastercard , Inc., Class A 9,982 3,554,091
10,697,204
Multiline Retail 2.1%
Dollar General Corp. 12,712 2,575,705
Multi-Utilities 1.2%
CMS Energy Corp. 23,727 1,452,567
Pharmaceuticals 2.3%
Merck & Co., Inc. 36,685 2,828,047
Road & Rail 1.8%
Norfolk Southern Corp. 7,926 2,128,290
Semiconductors & Semiconductor Equipment 7.9%
Applied Materials, Inc. 24,762 3,308,203
QUALCOMM, Inc. 22,539 2,988,446
Texas Instruments, Inc. 16,870 3,188,262
9,484,911
Software 12.3%
Intuit, Inc. 8,136 3,116,576
Microsoft Corp. 36,646 8,640,027
salesforce.com, Inc.* 14,550 3,082,709
14,839,312
Technology Hardware, Storage & Peripherals 6.5%
Apple, Inc. 64,329 7,857,787
Textiles, Apparel & Luxury Goods 3.0%
NIKE, Inc., Class B 26,838 3,566,502
Trading Companies & Distributors 1.6%
Ferguson plc 16,270 1,944,590
Total Investments
(cost $82,882,319) — 99.2% 119,753,499
Other assets in excess of liabilities — 0.8% 964,292
NET ASSETS — 100.0%
$ 120,717,791
* Denotes a non-income producing security.

NVIT Newton Sustainable U.S. Equity Fund - March 31, 2021 (Unaudited) - Statement of Investments - 85
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.
.

86 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Newton Sustainable U.S. Equity Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Banks $ 8,371,772 $ – $ – $ 8,371,772
Beverages 3,289,844 – – 3,289,844
Capital Markets 3,794,508 – – 3,794,508
Chemicals 6,100,089 – – 6,100,089
Diversified Telecommunication Services 2,182,079 – – 2,182,079
Electric Utilities 3,103,905 – – 3,103,905
Electronic Equipment, Instruments &
Components 2,740,489 – – 2,740,489
Food & Staples Retailing 2,622,099 – – 2,622,099
Food Products 377,608 – – 377,608
Health Care Equipment & Supplies 9,988,078 – – 9,988,078
Household Durables 2,993,371 – – 2,993,371
Interactive Media & Services 5,890,557 – – 5,890,557
Internet & Direct Marketing Retail 10,924,185 – – 10,924,185
IT Services 10,697,204 – – 10,697,204
Multiline Retail 2,575,705 – – 2,575,705
Multi-Utilities 1,452,567 – – 1,452,567
Pharmaceuticals 2,828,047 – – 2,828,047
Road & Rail 2,128,290 – – 2,128,290
Semiconductors & Semiconductor
Equipment 9,484,911 – – 9,484,911
Software 14,839,312 – – 14,839,312
Technology Hardware, Storage &
Peripherals 7,857,787 – – 7,857,787
Textiles, Apparel & Luxury Goods 3,566,502 – – 3,566,502
Trading Companies & Distributors – 1,944,590 – 1,944,590
Total Common Stocks $ 117,808,909 $ 1,944,590 $ – $ 119,753,499
Total $ 117,808,909 $ 1,944,590 $ – $ 119,753,499
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Real Estate Fund - March 31, 2021 (Unaudited) - Statement of Investments - 87
Common Stocks 99.0%
Shares Value ($)
Equity Real Estate Investment Trusts (REITs) 89.7%
Acadia Realty Trust 144,893 2,748,620
Alexandria Real Estate
Equities, Inc. 26,008 4,273,114
American Homes 4 Rent,
Class A 302,655 10,090,518
American Tower Corp. 27,699 6,621,723
Americold Realty Trust 70,605 2,716,174
Brixmor Property Group, Inc. 518,824 10,495,810
Camden Property Trust 67,335 7,400,790
Crown Castle International
Corp. 35,851 6,171,033
Douglas Emmett, Inc. 154,129 4,839,651
Equinix , Inc. 16,051 10,908,099
Essex Property Trust, Inc. 26,998 7,339,136
Extra Space Storage, Inc. 92,673 12,283,806
First Industrial Realty Trust,
Inc. 53,490 2,449,307
Healthpeak Properties, Inc. 246,543 7,825,275
Independence Realty Trust,
Inc. 356,978 5,426,066
Innovative Industrial
Properties, Inc. 19,866 3,579,059
Kilroy Realty Corp. 74,388 4,882,084
Life Storage, Inc. 84,535 7,265,783
Medical Properties Trust, Inc. 153,077 3,257,479
Pebblebrook Hotel Trust 200,232 4,863,635
PotlatchDeltic Corp. 72,359 3,829,238
Prologis, Inc. 211,207 22,387,942
QTS Realty Trust, Inc., Class A 37,358 2,317,690
Retail Opportunity Investments
Corp. 300,811 4,773,871
Rexford Industrial Realty, Inc. 138,201 6,965,330
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Ryman Hospitality Properties,
Inc.* 44,654 3,461,132
Simon Property Group, Inc. 52,627 5,987,374
SL Green Realty Corp. 74,764 5,232,732
Sun Communities, Inc. 49,568 7,437,183
Tanger Factory Outlet Centers,
Inc. 51,438 778,257
UDR, Inc. 241,677 10,599,953
VICI Properties, Inc. 303,067 8,558,612
Weingarten Realty Investors 136,897 3,683,898
Welltower , Inc. 135,240 9,687,241
221,137,615
Health Care Providers & Services 2.7%
Brookdale Senior Living, Inc.* 471,704 2,853,809
HCA Healthcare, Inc. 19,695 3,709,357
6,563,166
Hotels, Restaurants & Leisure 3.4%
Caesars Entertainment, Inc.* 52,989 4,633,888
Playa Hotels & Resorts NV* 502,204 3,666,089
8,299,977
Real Estate Management & Development 3.2%
Colliers International Group,
Inc. 37,532 3,687,144
Jones Lang LaSalle, Inc.* 23,555 4,217,287
7,904,431
Total Investments
(cost $188,459,555) — 99.0% 243,905,189
Other assets in excess of liabilities — 1.0% 2,503,493
NET ASSETS — 100.0%
$ 246,408,682
* Denotes a non-income producing security.
REIT Real Estate Investment Trust

88 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Real Estate Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 243,905,189 $ – $ – $ 243,905,189
Total $ 243,905,189 $ – $ – $ 243,905,189
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Wells Fargo Discovery Fund - March 31, 2021 (Unaudited) - Statement of Investments - 89
Common Stocks 99.5%
Shares Value ($)
ARGENTINA 4.6%
Internet & Direct Marketing Retail 2.8%
MercadoLibre , Inc. * 13,726 20,206,594
IT Services 1.8%
Globant SA * 61,661 12,801,440
33,008,034
BERMUDA 1.3%
Diversified Financial Services 1.3%
Paysafe Ltd. *(a) 694,282 9,372,807
BRAZIL 2.2%
IT Services 2.2%
StoneCo Ltd., Class A * 262,730 16,084,331
CANADA 1.6%
Biotechnology 0.2%
Zymeworks , Inc. * 53,270 1,682,267
Software 1.4%
Lightspeed POS, Inc. * 153,602 9,647,741
11,330,008
CHINA 1.0%
Biotechnology 1.0%
Zai Lab Ltd., ADR *(a) 53,295 7,111,152
INDIA 1.3%
IT Services 1.3%
WNS Holdings Ltd., ADR * 130,592 9,460,084
SWITZERLAND 0.4%
Biotechnology 0.4%
CRISPR Therapeutics AG * 21,908 2,669,490
UNITED KINGDOM 1.6%
Professional Services 1.6%
Clarivate plc * 445,936 11,768,251
UNITED STATES 85.5%
Aerospace & Defense 2.8%
Mercury Systems, Inc. * 107,174 7,571,843
Teledyne Technologies, Inc. * 31,089 12,859,965
20,431,808
Biotechnology 4.4%
Black Diamond Therapeutics,
Inc. *(a) 71,974 1,746,089
Deciphera Pharmaceuticals,
Inc. * 57,722 2,588,254
Mirati Therapeutics, Inc. * 17,814 3,051,538
Natera , Inc. * 103,035 10,462,175
ORIC Pharmaceuticals, Inc. * 130,194 3,189,753
Turning Point Therapeutics,
Inc. * 55,391 5,239,435
Twist Bioscience Corp. * 45,097 5,585,714
31,862,958
Building Products 1.7%
Trex Co., Inc. * 135,279 12,383,440
Capital Markets 1.5%
MarketAxess Holdings, Inc. 21,081 10,496,652
Commercial Services & Supplies 3.0%
Casella Waste Systems, Inc.,
Class A * 236,010 15,003,156
Common Stocks
Shares Value ($)
UNITED STATES
Commercial Services & Supplies
IAA, Inc. * 115,844 6,387,638
21,390,794
Consumer Finance 0.7%
LendingTree , Inc. *(a) 24,181 5,150,553
Diversified Consumer Services 1.6%
Chegg , Inc. * 137,569 11,784,161
Electrical Equipment 2.9%
Generac Holdings, Inc. *(a) 63,470 20,783,252
Electronic Equipment, Instruments & Components 1.2%
Novanta , Inc. * 63,303 8,349,033
Equity Real Estate Investment Trusts (REITs) 1.5%
QTS Realty Trust, Inc., Class
A (a) 169,552 10,519,006
Health Care Equipment & Supplies 11.0%
ABIOMED, Inc. * 25,800 8,223,234
Align Technology, Inc. * 26,511 14,356,501
DexCom , Inc. * 28,775 10,341,447
Inari Medical, Inc. * 130,344 13,946,808
Insulet Corp. * 38,098 9,940,530
iRhythm Technologies, Inc. * 59,530 8,266,336
Shockwave Medical, Inc. *(a) 105,490 13,741,127
78,815,983
Health Care Providers & Services 8.3%
Amedisys , Inc. * 38,305 10,142,781
Chemed Corp. 17,434 8,016,502
Guardant Health, Inc. * 92,043 14,050,364
HealthEquity , Inc. *(a) 134,249 9,128,932
Oak Street Health, Inc. *(a) 172,128 9,341,387
Option Care Health, Inc. * 488,422 8,664,606
59,344,572
Health Care Technology 0.3%
Schrodinger, Inc. * 30,100 2,296,329
Hotels, Restaurants & Leisure 3.3%
Chipotle Mexican Grill, Inc. * 10,925 15,522,458
Domino's Pizza, Inc. (a) 21,821 8,025,546
23,548,004
Interactive Media & Services 3.1%
Bumble, Inc., Class A *(a) 9,619 600,033
IAC/InterActiveCorp * 50,837 10,996,552
Match Group, Inc. * 76,156 10,462,311
22,058,896
Internet & Direct Marketing Retail 4.5%
Chewy, Inc., Class A *(a) 94,497 8,004,841
Etsy, Inc. * 84,571 17,055,434
Magnite , Inc. *(a) 179,533 7,470,368
32,530,643
IT Services 9.3%
Black Knight, Inc. * 177,471 13,131,079
EPAM Systems, Inc. * 31,724 12,584,594
MongoDB, Inc. * 56,491 15,107,387
Twilio , Inc., Class A * 42,893 14,616,219
WEX, Inc. * 54,373 11,375,919
66,815,198
Leisure Products 1.2%
Callaway Golf Co. 325,000 8,693,750

90 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Wells Fargo Discovery Fund
Common Stocks
Shares Value ($)
UNITED STATES
Life Sciences Tools & Services 4.1%
10X Genomics, Inc., Class A * 69,774 12,629,094
Berkeley Lights, Inc. *(a) 123,908 6,223,899
Bio-Rad Laboratories, Inc.,
Class A * 18,596 10,621,477
29,474,470
Machinery 0.4%
Desktop Metal, Inc., Class A
*(a) 182,799 2,723,705
Road & Rail 1.9%
Saia, Inc. * 58,305 13,443,967
Semiconductors & Semiconductor Equipment 5.8%
Enphase Energy, Inc. * 55,225 8,955,286
Lattice Semiconductor Corp. * 162,396 7,311,068
MKS Instruments, Inc. (a) 81,532 15,117,664
Universal Display Corp. 44,977 10,649,204
42,033,222
Software 9.5%
Avalara, Inc. * 94,745 12,641,824
Bill.com Holdings, Inc. *(a) 81,159 11,808,635
Crowdstrike Holdings, Inc.,
Class A * 63,460 11,582,085
Elastic NV * 107,428 11,945,994
Five9, Inc. * 97,467 15,237,015
Unity Software, Inc. * 49,361 4,951,402
68,166,955
Trading Companies & Distributors 1.5%
SiteOne Landscape Supply,
Inc. *(a) 63,860 10,903,456
614,000,807
Total Common Stocks
(cost $449,515,082) 714,804,964
Repurchase Agreements 5.3%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
0.02%, dated 3/31/2021,
due 4/1/2021, repurchase
price $14,640,992,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 6.50%, maturing
8/25/2022 - 1/16/2061;
total market value
$14,933,803.(b) 14,640,984 14,640,984
Repurchase Agreements
Principal
Amount ($) Value ($)
HSBC Bank plc, 0.09%,
dated 3/31/2021, due
4/1/2021, repurchase
price $7,700,020,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 3.75%, maturing
6/3/2021 - 11/15/2050;
total market value
$7,857,163.(b) 7,700,000 7,700,000
MetLife, Inc., 0.03%,
dated 3/31/2021, due
4/1/2021, repurchase
price $6,000,005,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 8/15/2027 -
11/15/2050; total market
value $6,122,454.(b) 6,000,000 6,000,000
NatWest Markets
Securities, Inc., 0.02%,
dated 3/26/2021, due
4/1/2021, repurchase
price $10,000,026,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 8.13%, maturing
5/15/2021 - 2/15/2051;
total market value
$10,200,028.(b) 10,000,000 10,000,000
Total Repurchase Agreements
(cost $38,340,984) 38,340,984
Total Investments
(cost $487,856,066)   — 104.8% 753,145,948
Liabilities in excess of other assets
— (4.8)% (34,377,778)
NET ASSETS — 100.0%
$ 718,768,170

NVIT Wells Fargo Discovery Fund - March 31, 2021 (Unaudited) - Statement of Investments - 91
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan at March
31, 2021. The total value of securities on loan at March 31,
2021 was $89,628,364, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $38,340,984 and by $51,829,084 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 7.25%, and maturity dates ranging
from 4/8/2021 – 2/15/2051, a total value of $90,170,068.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2021 was $38,340,984.
ADR American Depositary Receipt
REIT Real Estate Investment Trust

92 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Wells Fargo Discovery Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

NVIT Wells Fargo Discovery Fund - March 31, 2021 (Unaudited) - Statement of Investments - 93
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 714,804,964 $ – $ – $ 714,804,964
Repurchase Agreements – 38,340,984 – 38,340,984
Total $ 714,804,964 $ 38,340,984 $ – $ 753,145,948
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Amundi Multi Sector Bond Fund (formerly, Amundi NVIT Multi Sector Bond Fund) - March 31, 2021 (Unaudited) - Statement of
Investments - 1
Asset-Backed Securities 5.5%
Principal
Amount ($) Value ($)
Airlines 1.2%
Air Canada Pass-Through
Trust, Series 2020-2, Class
A, 5.25%, 4/1/2029(a) 1,240,000 1,332,553
Alaska Airlines Pass-Through
Trust, Series 2020-1, Class
A, 4.80%, 8/15/2027(a) 778,253 849,027
British Airways Pass-Through
Trust
Series 2020-1, Class B,
8.38%, 11/15/2028(a) 334,305 380,460
Series 2020-1, Class A,
4.25%, 11/15/2032(a) 356,866 373,903
United Airlines Pass-Through
Trust, Series 2020-1, Class
B, 4.88%, 1/15/2026 357,000 370,388
3,306,331
Automobiles 1.7%
CIG Auto Receivables Trust,
Series 2019-1A, Class D,
4.85%, 5/15/2026(a) 1,150,000 1,171,223
United Auto Credit
Securitization Trust, Series
2019-1, Class E, 4.29%,
8/12/2024(a) 1,450,000 1,480,871
Westlake Automobile
Receivables Trust, Series
2019-1A, Class E, 4.49%,
7/15/2024(a) 2,000,000 2,082,319
4,734,413
Credit Card 0.4%
Continental Credit Card ABS
LLC, Series 2019-1A, Class
C, 6.16%, 8/15/2026(a) 1,200,000 1,259,456
Other 2.2%
Amur Equipment Finance
Receivables V LLC, Series
2018-1A, Class E, 5.36%,
4/22/2024(a) 800,000 809,164
Amur Equipment Finance
Receivables VI LLC, Series
2018-2A, Class E, 5.45%,
11/20/2023(a) 300,000 302,080
Kabbage Funding LLC, Series
2019-1, Class D, 5.69%,
3/15/2024(a) 781,257 781,316
Progress Residential Trust,
Series 2020-SFR2, Class E,
5.12%, 6/17/2037(a) 730,000 769,990
Race Point VIII CLO Ltd.,
Series 2013-8A, Class CR2,
2.23%, 2/20/2030(a)(b) 650,000 650,157
Sierra Timeshare Receivables
Funding LLC, Series
2019-1A, Class D, 4.75%,
1/20/2036(a) 378,904 390,689
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Symphony CLO XXII Ltd.,
Series 2020-22A, Class C,
2.37%, 4/18/2033(a)(b) 400,000 397,627
Tricon American Homes,
Series 2020-SFR1, Class F,
4.88%, 7/17/2038(a) 980,000 1,033,141
York CLO-4 Ltd., Series
2016-2A, Class CR, 2.37%,
4/20/2032(a)(b) 1,000,000 1,000,110
6,134,274
Total Asset-Backed Securities
(cost $14,902,001)
15,434,474
Collateralized Mortgage Obligations 16.7%
Angel Oak Mortgage Trust I
LLC, Series 2019-2, Class
B2, 6.29%, 3/25/2049(a)(b) 2,250,000 2,299,555
Bellemeade Re Ltd.
Series 2019-1A, Class B1,
4.11%, 3/25/2029(a)(b) 880,000 879,999
Series 2020-4A, Class B1,
5.11%, 6/25/2030(a)(b) 295,000 300,075
Series 2020-2A, Class B1,
8.61%, 8/26/2030(a)(b) 800,000 840,155
Bunker Hill Loan Depositary
Trust, Series 2020-1, Class
M1, 4.35%, 2/25/2055(a)(b) 1,311,000 1,374,357
Connecticut Avenue Securities
Trust, Series 2019-
HRP1, Class B1, 9.36%,
11/25/2039(a)(b) 4,100,000 4,110,298
Eagle RE Ltd.
Series 2019-1, Class B1,
4.61%, 4/25/2029(a)(b) 2,850,000 2,847,695
Series 2020-2, Class B1,
7.11%, 10/25/2030(a)(b) 1,360,000 1,364,480
FHLMC STACR REMIC Trust
Series 2021-HQA1, Class
B2, 5.02%, 8/25/2033(a)(b) 2,080,000 1,955,688
Series 2020-DNA5, Class
B2, 11.52%, 10/25/2050(a)
(b) 1,280,000 1,523,296
Series 2020-DNA6, Class
B2, 5.67%, 12/25/2050(a)(b) 1,070,000 1,037,886
Series 2021-DNA1, Class
B2, 4.77%, 1/25/2051(a)(b) 1,550,000 1,446,472
FHLMC STACR Trust
Series 2018-HQA2, Class
B2, 11.11%, 10/25/2048(a)
(b) 2,800,000 3,257,593
Series 2019-HQA1, Class
B2, 12.36%, 2/25/2049(a)(b) 2,550,000 2,941,144
Series 2019-DNA2, Class
B2, 10.61%, 3/25/2049(a)(b) 2,110,000 2,369,677
Series 2019-HQA2, Class
B2, 11.36%, 4/25/2049(a)(b) 1,130,000 1,265,070

2 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Amundi Multi Sector Bond Fund (formerly, Amundi NVIT Multi
Sector Bond Fund)
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2019-DNA3, Class
B2, 8.26%, 7/25/2049(a)(b) 3,050,000 3,216,147
FHLMC Structured Agency
Credit Risk Debt Notes,
Series 2020-HQA5, Class
B2, 7.42%, 11/25/2050(a)(b) 1,140,000 1,242,272
GNMA REMICS
Series 2019-159, Class HI,
IO, 3.50%, 12/20/2049 3,291,250 498,614
Series 2019-159, Class CI,
IO, 3.50%, 12/20/2049 1,867,955 259,120
Home RE Ltd.
Series 2020-1, Class M2,
5.36%, 10/25/2030(a)(b) 1,150,000 1,186,946
Series 2020-1, Class B1,
7.11%, 10/25/2030(a)(b) 300,000 315,242
Oaktown Re III Ltd., Series
2019-1A, Class B1B,
4.46%, 7/25/2029(a)(b) 3,270,000 3,254,724
STACR Trust, Series 2018-
HRP2, Class B2, 10.61%,
2/25/2047(a)(b) 2,000,000 2,191,415
Traingle Re Ltd., Series
2020-1, Class B1, 7.86%,
10/25/2030(a)(b) 250,000 257,589
Verus Securitization Trust
Series 2019-2, Class B1,
4.44%, 5/25/2059(a)(b) 850,000 856,703
Series 2019-INV2, Class
B1, 4.45%, 7/25/2059(a)(b) 850,000 834,174
Series 2020-INV1, Class
A3, 3.89%, 3/25/2060(a)(b) 650,000 674,285
Series 2020-INV1, Class
B1, 5.75%, 3/25/2060(a)(b) 100,000 104,116
Series 2020-INV1, Class
B2, 6.00%, 3/25/2060(a)(b) 110,000 111,941
Series 2020-2, Class M1,
5.36%, 5/25/2060(a)(b) 740,000 789,130
Series 2020-2, Class B1,
5.36%, 5/25/2060(a)(b) 350,000 366,740
Vista Point Securitization
Trust, Series 2020-1, Class
B1, 5.38%, 3/25/2065(a)(b) 970,000 1,012,623
Total Collateralized Mortgage Obligations
(cost $44,890,285)
46,985,221
Commercial Mortgage-Backed Securities 5.0%
COMM Mortgage Trust
Series 2015-CR26, Class D,
3.48%, 10/10/2048(b) 3,000,000 2,938,096
Series 2019-GC44, Class
D, 2.50%, 8/15/2057(a) 2,120,000 1,807,267
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Multifamily Structured
Credit Risk REMICS, Series
2021-MN1, Class M2,
3.77%, 1/25/2051(a)(b) 1,275,000 1,329,742
JPMDB Commercial Mortgage
Securities Trust , Series
2016-C2, Class D, 3.35%,
6/15/2049(a)(b) 2,500,000 1,813,999
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2015-C22, Class D,
4.21%, 4/15/2048(a)(b) 2,000,000 1,504,852
Series 2017-C33, Class D,
3.36%, 5/15/2050(a) 3,250,000 2,973,414
Multifamily Connecticut
Avenue Securities Trust ,
Series 2019-01, Class CE,
8.86%, 10/15/2049(a)(b) 2,136,000 1,883,145
Total Commercial Mortgage-Backed
Securities
(cost $14,618,525) 14,250,515
Common Stocks 0.3%
Shares
Energy Equipment & Services 0.3%
FTS International, Inc.,
Class A *(c) 35,815 886,063
Oil, Gas & Consumable Fuels 0.0%
†
Templar Energy LLC *^∞ 6,672 0
Paper & Forest Products 0.0%
†
Catalyst Paper Corp. *^∞ 344,368 0
Total Common Stocks
(cost $728,769)
886,063
Convertible Bonds 1.9%
Principal
Amount ($)
Airlines 1.4%
Air Canada, 4.00%,
7/1/2025(a) 1,377,000 2,170,496
Southwest Airlines Co.,
1.25%, 5/1/2025 1,110,000 1,905,732
4,076,228
Equity Real Estate Investment Trusts (REITs) 0.1%
Summit Hotel Properties, Inc.,
1.50%, 2/15/2026 205,000 225,884
Hotels, Restaurants & Leisure 0.2%
DraftKings , Inc., 0.00%,
3/15/2028(a) 590,000 583,805
Pharmaceuticals 0.2%
Tricida , Inc., 3.50%,
5/15/2027(a) 1,260,000 495,020
Total Convertible Bonds
(cost $4,589,486)
5,380,937

NVIT Amundi Multi Sector Bond Fund (formerly, Amundi NVIT Multi Sector Bond Fund) - March 31, 2021 (Unaudited) - Statement of
Investments - 3
Convertible Preferred Stock 1.0%
Principal
Amount ($) Value ($)
Banks 1.0%
Wells Fargo & Co., 7.50%, 1,926 2,729,932
Total Convertible Preferred
Stock (cost $2,766,607) 2,729,932
Corporate Bonds 56.1%
Principal
Amount ($) Value ($)
Aerospace & Defense 0.5%
Boeing Co. (The) ,
5.81%, 5/1/2050 1,040,000 1,309,308
Air Freight & Logistics 0.6%
Western Global Airlines LLC ,
10.38%, 8/15/2025(a)(c) 1,530,000 1,721,250
Airlines 1.5%
American Airlines, Inc. ,
5.50%, 4/20/2026(a)(c) 415,000 431,887
5.75%, 4/20/2029(a) 345,000 366,959
Delta Air Lines, Inc. ,
4.75%, 10/20/2028(a) 600,000 652,437
Gol Finance SA ,
8.00%, 6/30/2026(a) 1,440,000 1,396,800
Mileage Plus Holdings LLC ,
6.50%, 6/20/2027(a) 1,335,000 1,463,494
4,311,577
Auto Components 0.5%
Dealer Tire LLC ,
8.00%, 2/1/2028(a) 1,247,000 1,315,585
Automobiles 1.1%
Ford Motor Co. ,
8.50%, 4/21/2023 695,000 774,925
9.00%, 4/22/2025 695,000 841,725
General Motors Co. ,
6.13%, 10/1/2025(c) 1,269,000 1,492,228
3,108,878
Banks 4.1%
Banco Santander SA ,
2.75%, 12/3/2030 400,000 381,010
Barclays plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 5.67%),
8.00%, 6/15/2024(d)(e) 1,750,000 1,942,500
Citigroup, Inc. ,
Series V, (SOFR + 3.23%),
4.70%, 1/30/2025(d)(e) 1,505,000 1,515,535
JPMorgan Chase & Co. ,
Series HH, (SOFR
+ 3.13%), 4.60%,
2/01/2025(d)(e) 1,390,000 1,405,638
Natwest Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.35%),
3.03%, 11/28/2035(e) 1,815,000 1,731,655
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Societe Generale SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.51%),
5.38%, 11/18/2030(a)(c)(d)
(e) 1,130,000 1,162,487
UniCredit SpA ,
(USD ICE Swap Rate 5
Year + 3.70%), 5.86%,
6/19/2032(a)(e) 3,000,000 3,321,108
11,459,933
Beverages 0.2%
Bacardi Ltd. ,
5.30%, 5/15/2048(a) 532,000 653,733
Biotechnology 0.8%
Cidron Aida Finco Sarl ,
5.00%, 4/1/2028(a) EUR 1,800,000 2,137,246
Building Products 0.8%
Standard Industries, Inc. ,
4.38%, 7/15/2030(a) 1,190,000 1,200,710
Summit Materials LLC ,
6.50%, 3/15/2027(a) 1,122,000 1,179,503
2,380,213
Capital Markets 2.9%
Charles Schwab Corp. (The) ,
Series I, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 3.17%),
4.00%, 6/01/2026(d)(e) 2,835,000 2,876,958
Series H, (US Treasury
Yield Curve Rate T Note
Constant Maturity 10
Year + 3.08%), 4.00%,
12/01/2030(d)(e) 1,465,000 1,440,095
Credit Suisse Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.55%),
4.50%, 9/03/2030(a)(c)(d)
(e) 815,000 764,062
LPL Holdings, Inc. ,
4.00%, 3/15/2029(a) 3,180,000 3,203,850
8,284,965
Chemicals 1.9%
INEOS Finance plc ,
2.88%, 5/1/2026(a) 1,685,000 1,995,740
NOVA Chemicals Corp. ,
5.25%, 6/1/2027(a) 1,355,000 1,421,896
Scotts Miracle- Gro Co. (The) ,
4.00%, 4/1/2031(a) 910,000 897,260
Trinseo Materials Operating
SCA ,
5.13%, 4/1/2029(a) 935,000 964,219
5,279,115

4 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Amundi Multi Sector Bond Fund (formerly, Amundi NVIT Multi
Sector Bond Fund)
Corporate Bonds
Principal
Amount ($) Value ($)
Commercial Services & Supplies 0.5%
Verisure Holding AB ,
3.25%, 2/15/2027(a) EUR 705,000 832,954
Verisure Midholding AB ,
5.25%, 2/15/2029(a) 460,000 557,244
1,390,198
Construction & Engineering 1.9%
Arcosa , Inc. ,
4.38%, 4/15/2029(a) 490,000 497,350
Dycom Industries, Inc. ,
4.50%, 4/15/2029(a) 1,109,000 1,111,772
PowerTeam Services LLC ,
9.03%, 12/4/2025(a)(c) 2,105,000 2,320,763
Stoneway Capital Corp. ,
10.00%, 3/1/2027(a)(f) 3,542,332 1,310,663
5,240,548
Consumer Finance 3.2%
ASG Finance Designated
Activity Co. ,
7.88%, 12/3/2024(a)(c) 1,995,000 1,885,275
Avation Capital SA ,
8.25%, 10/31/2026(a) 2,000,000 1,610,000
Ford Motor Credit Co. LLC ,
2.33%, 11/25/2025 1,890,000 2,272,921
Global Aircraft Leasing Co.
Ltd. ,
6.50%, 9/15/2024(a)(g) 1,283,207 1,226,203
VistaJet Malta Finance plc ,
10.50%, 6/1/2024(a) 1,938,000 2,112,420
9,106,819
Diversified Telecommunication Services 0.5%
Altice France SA ,
5.13%, 1/15/2029(a)(c) 200,000 202,500
Windstream Escrow LLC ,
7.75%, 8/15/2028(a)(c) 1,135,000 1,155,912
1,358,412
Electric Utilities 0.9%
Vistra Operations Co. LLC ,
5.00%, 7/31/2027(a)(c) 2,500,000 2,575,050
Energy Equipment & Services 0.9%
Shelf Drilling Holdings Ltd. ,
8.88%, 11/15/2024(a)(c) 710,000 710,000
Transocean Sentry Ltd. ,
5.38%, 5/15/2023(a) 1,663,864 1,555,713
Transocean, Inc. ,
8.00%, 2/1/2027(a) 297,000 175,601
2,441,314
Entertainment 0.3%
Lions Gate Capital Holdings
LLC ,
5.50%, 4/15/2029(a) 880,000 880,097
Equity Real Estate Investment Trusts (REITs) 3.0%
iStar , Inc. ,
4.75%, 10/1/2024 840,000 873,940
4.25%, 8/1/2025 1,955,000 1,968,490
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
MPT Operating Partnership
LP ,
2.50%, 3/24/2026 GBP 1,370,000 1,896,974
4.63%, 8/1/2029 1,070,000 1,125,672
3.50%, 3/15/2031 1,360,000 1,334,595
Uniti Group LP ,
6.50%, 2/15/2029(a)(c) 1,215,000 1,199,812
8,399,483
Food Products 1.4%
Minerva Luxembourg SA ,
4.38%, 3/18/2031(a) 2,245,000 2,194,487
Simmons Foods, Inc. ,
4.63%, 3/1/2029(a) 1,736,000 1,751,225
3,945,712
Hotels, Restaurants & Leisure 5.4%
Caesars Entertainment, Inc. ,
8.13%, 7/1/2027(a)(c) 2,470,000 2,723,780
Genting New York LLC ,
3.30%, 2/15/2026(a) 605,000 603,955
Grupo Posadas SAB de CV ,
7.88%, 6/30/2022(a)(c)(f) 768,000 405,366
Hilton Domestic Operating
Co., Inc. ,
3.75%, 5/1/2029(a) 905,000 895,950
4.00%, 5/1/2031(a)(c) 865,000 865,000
3.63%, 2/15/2032(a) 2,385,000 2,314,881
Marriott International, Inc. ,
Series FF, 4.63%, 6/15/2030 343,000 383,712
Series HH, 2.85%,
4/15/2031 1,145,000 1,123,757
Series GG, 3.50%,
10/15/2032 920,000 954,679
NCL Corp. Ltd. ,
5.88%, 3/15/2026(a) 655,000 661,550
Resorts World Las Vegas
LLC ,
4.63%, 4/6/2031(a) 400,000 399,570
Sands China Ltd. ,
4.38%, 6/18/2030 515,000 544,762
Scientific Games International,
Inc. ,
7.00%, 5/15/2028(a)(c) 965,000 1,031,209
Station Casinos LLC ,
4.50%, 2/15/2028(a) 1,415,000 1,409,701
Viking Ocean Cruises Ship VII
Ltd. ,
5.63%, 2/15/2029(a) 910,000 919,373
15,237,245
Independent Power and Renewable Electricity Producers
0.2%
Clearway Energy Operating
LLC ,
3.75%, 2/15/2031(a) 705,000 676,363

NVIT Amundi Multi Sector Bond Fund (formerly, Amundi NVIT Multi Sector Bond Fund) - March 31, 2021 (Unaudited) - Statement of
Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance 1.7%
Farmers Exchange Capital III ,
(ICE LIBOR USD 3
Month + 3.45%), 5.45%,
10/15/2054(a)(e) 2,510,000 3,043,021
Liberty Mutual Group, Inc. ,
(EUR Swap Annual 5
Year + 3.70%), 3.62%,
5/23/2059(a)(e) EUR 450,000 537,831
Liberty Mutual Insurance Co. ,
7.70%, 10/15/2097(a) 730,000 1,054,604
Mutual of Omaha Insurance
Co. ,
(ICE LIBOR USD 3
Month + 2.64%), 4.30%,
7/15/2054(a)(e) 170,000 177,189
4,812,645
Internet & Direct Marketing Retail 0.6%
Expedia Group, Inc. ,
4.63%, 8/1/2027(a)(c) 1,460,000 1,624,607
Machinery 0.5%
Hillenbrand, Inc. ,
3.75%, 3/1/2031 700,000 685,328
Terex Corp. ,
5.00%, 5/15/2029(a) 660,000 683,232
1,368,560
Marine 0.7%
Danaos Corp. ,
8.50%, 3/1/2028(a) 975,000 1,042,031
Hidrovias International
Finance SARL ,
4.95%, 2/8/2031(a) 970,000 970,000
2,012,031
Media 2.6%
Clear Channel International
BV ,
6.63%, 8/1/2025(a) 300,000 313,533
Clear Channel Outdoor
Holdings, Inc. ,
7.75%, 4/15/2028(a)(c) 485,000 479,665
Clear Channel Worldwide
Holdings, Inc. ,
9.25%, 2/15/2024 682,000 709,485
CSC Holdings LLC ,
4.63%, 12/1/2030(a) 1,400,000 1,377,061
Diamond Sports Group LLC ,
6.63%, 8/15/2027(a)(c) 958,000 498,160
MDC Partners, Inc. ,
7.50%, 5/1/2024(a)(h) 3,343,000 3,393,145
Outfront Media Capital LLC ,
4.25%, 1/15/2029(a)(c) 550,000 529,496
7,300,545
Metals & Mining 2.3%
Alcoa Nederland Holding BV ,
4.13%, 3/31/2029(a) 570,000 574,868
Arconic Corp. ,
6.13%, 2/15/2028(a) 655,000 697,575
Corporate Bonds
Principal
Amount ($) Value ($)
Metals & Mining
Coeur Mining, Inc. ,
5.13%, 2/15/2029(a) 860,000 822,117
FMG Resources August 2006
Pty. Ltd. ,
4.38%, 4/1/2031(a) 1,145,000 1,165,759
Hudbay Minerals, Inc. ,
4.50%, 4/1/2026(a) 400,000 415,724
Joseph T Ryerson & Son, Inc. ,
8.50%, 8/1/2028(a) 434,000 486,080
Metinvest BV ,
7.75%, 10/17/2029(a) 1,000,000 1,058,960
Novelis Corp. ,
4.75%, 1/30/2030(a) 761,000 784,362
Novelis Sheet Ingot GmbH ,
3.38%, 4/15/2029(a) EUR 345,000 416,792
6,422,237
Oil, Gas & Consumable Fuels 8.9%
Aethon United BR LP ,
8.25%, 2/15/2026(a) 1,725,000 1,785,375
Baytex Energy Corp. ,
8.75%, 4/1/2027(a) 1,750,000 1,588,125
Cameron LNG LLC ,
3.40%, 1/15/2038(a) 888,000 895,478
Cheniere Energy Partners LP ,
4.00%, 3/1/2031(a) 1,175,000 1,195,562
Enable Midstream Partners
LP ,
4.95%, 5/15/2028(c) 1,350,000 1,488,192
Energy Transfer Operating LP ,
Series G, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(d)(e) 2,538,000 2,472,773
EnLink Midstream Partners
LP ,
5.60%, 4/1/2044 540,000 448,200
5.05%, 4/1/2045 420,000 324,883
5.45%, 6/1/2047 1,620,000 1,306,724
Hess Midstream Operations
LP ,
5.13%, 6/15/2028(a) 865,000 874,515
Indigo Natural Resources
LLC ,
5.38%, 2/1/2029(a) 615,000 605,904
MEG Energy Corp. ,
7.13%, 2/1/2027(a) 1,755,000 1,838,363
Midwest Connector Capital
Co. LLC ,
4.63%, 4/1/2029(a) 1,467,000 1,487,589
MPLX LP ,
5.50%, 2/15/2049 345,000 405,314
Neptune Energy Bondco plc ,
6.63%, 5/15/2025(a) 1,450,000 1,455,437
PBF Holding Co. LLC ,
9.25%, 5/15/2025(a)(c) 725,000 740,189
6.00%, 2/15/2028 1,795,000 1,326,056
Petroleos Mexicanos ,
6.84%, 1/23/2030 1,940,000 1,968,906

6 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Amundi Multi Sector Bond Fund (formerly, Amundi NVIT Multi
Sector Bond Fund)
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Petroleos Mexicanos,
5.95%, 1/28/2031(c) 328,000 314,880
6.75%, 9/21/2047 640,000 544,128
Tengizchevroil Finance Co.
International Ltd. ,
2.63%, 8/15/2025(a) 1,955,000 1,973,330
25,039,923
Paper & Forest Products 1.0%
Clearwater Paper Corp. ,
4.75%, 8/15/2028(a) 845,000 851,337
Mercer International, Inc. ,
5.13%, 2/1/2029(a) 1,970,000 2,040,920
2,892,257
Pharmaceuticals 0.8%
Teva Pharmaceutical Finance
Netherlands II BV ,
6.00%, 1/31/2025 EUR 515,000 664,335
Teva Pharmaceutical Finance
Netherlands III BV ,
3.15%, 10/1/2026 1,550,000 1,482,187
2,146,522
Software 0.8%
Citrix Systems, Inc. ,
3.30%, 3/1/2030 2,170,000 2,231,920
Specialty Retail 1.1%
Carvana Co. ,
5.50%, 4/15/2027(a) 300,000 301,575
Michaels Stores, Inc. ,
8.00%, 7/15/2027(a)(c) 2,003,000 2,213,315
Party City Holdings, Inc. ,
8.75%, 2/15/2026(a)(c) 624,000 642,720
3,157,610
Thrifts & Mortgage Finance 1.0%
Nationstar Mortgage Holdings,
Inc. ,
6.00%, 1/15/2027(a) 660,000 684,750
5.50%, 8/15/2028(a) 870,000 873,524
5.13%, 12/15/2030(a) 360,000 355,050
United Wholesale Mortgage
LLC ,
5.50%, 4/15/2029(a) 850,000 850,000
2,763,324
Trading Companies & Distributors 0.3%
Air Lease Corp. ,
3.13%, 12/1/2030 880,000 877,391
Wireless Telecommunication Services 0.7%
T-Mobile USA, Inc. ,
2.55%, 2/15/2031(a) 1,090,000 1,067,862
3.30%, 2/15/2051(a) 1,090,000 1,018,681
2,086,543
Total Corporate Bonds
(cost $156,448,975)
157,949,159
Foreign Government Securities 2.0%
Principal
Amount ($) Value ($)
OMAN 0.3%
Sultanate of Oman
Government Bond ,
6.25%, 1/25/2031(a)(c) 855,000 893,475
QATAR 0.8%
State of Qatar ,
5.10%, 4/23/2048(a) 240,000 303,312
4.82%, 3/14/2049(a) 1,500,000 1,835,760
2,139,072
UNITED ARAB EMIRATES 0.9%
United Arab Emirates
Government Bond ,
3.13%, 9/30/2049(a) 2,640,000 2,514,283
Total Foreign Government Securities
(cost $5,180,088)
5,546,830
Loan Participations 3.5%
Airlines 0.6%
Grupo Aeromexico SAB de
CV, Term Loan, (ICE LIBOR
USD 1 Month + 0.00%),
9.00%, 12/31/2021 ∞(e) 1,680,000 1,711,500
0
Auto Components 0.8%
First Brands Group, LLC, First
Lien Term Loan B, (ICE
LIBOR USD 3 Month +
7.50%), 8.50%, 2/2/2024 (e) 2,240,345 2,275,810
0
Health Care Equipment & Supplies 0.3%
Petco Health and Wellness
Co. Inc., 1st Lien Term
Loan, + 3.25%), 4.00%,
3/3/2028 (e) 860,000 856,104
0
Hotels, Restaurants & Leisure 1.8%
Enterprise Development
Authority, (The) - Term Loan
B, + 0.00%), –%, 2/18/2028
(e) 1,870,000 1,874,675
Spectacle Gary Holdings,
LLC, Term Loan, (ICE
LIBOR USD 3 Month +
9.00%), 11.00%, 12/23/2025
(e) 2,922,700 3,185,743
5,060,418
0
Total Loan Participations
(cost $9,437,792) 9,903,832

NVIT Amundi Multi Sector Bond Fund (formerly, Amundi NVIT Multi Sector Bond Fund) - March 31, 2021 (Unaudited) - Statement of
Investments - 7
Preferred Stock 0.0%
†
Shares Value ($)
Oil, Gas & Consumable Fuels 0.0%
†
Templar Energy LLC, 0.00%,
*^∞( i ) 5,423 0
Total Preferred Stock
(cost $41,720)
0
Repurchase Agreements 2.7%
Principal
Amount ($)
Cantor Fitzgerald & Co.
0.02%, dated 3/31/2021,
due 4/1/2021, repurchase
price $3,106,092,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 6.50%, maturing
8/25/2022 - 1/16/2061;
total market value
$3,168,212. (j) 3,106,090 3,106,090
HSBC Bank plc
0.09%, dated 3/31/2021,
due 4/1/2021, repurchase
price $3,500,009,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 3.75%, maturing
6/3/2021 - 11/15/2050;
total market value
$3,571,438. (j) 3,500,000 3,500,000
NatWest Markets Securities,
Inc.
0.02%, dated 3/26/2021,
due 4/1/2021, repurchase
price $1,000,003,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 8.13%, maturing
5/15/2021 - 2/15/2051;
total market value
$1,020,003. (j) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $7,606,090)
7,606,090
Total Investments
(cost $261,210,338) — 94.7%
266,673,053
Other assets in excess of
liabilities — 5.3% 14,962,759
NET ASSETS — 100.0%
$ 281,635,812
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at March 31, 2021 was
$193,907,521 which represents 68.85% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of March 31,
2021.
(c) The security or a portion of this security is on loan at March
31, 2021. The total value of securities on loan at March 31,
2021 was $17,139,902, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $7,606,090 and by $10,302,670 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 5.25%, and maturity dates ranging from
4/29/2021 – 2/15/2050, a total value of $17,908,760.
(d) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2021. The
maturity date reflects the next call date.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of March 31, 2021.
(f) Security in default.
(g) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(h) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at March 31, 2021.
( i ) The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon
rate for this security is based on par value and is currently in effect as of March 31, 2021.
(j) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2021 was $7,606,090.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
Currency:
EUR Euro
GBP British Pound
USD United States Dollar

8 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Amundi Multi Sector Bond Fund (formerly, Amundi NVIT Multi
Sector Bond Fund)
Centrally Cleared Credit default swap contracts outstanding - buy protection as of March 31, 2021
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX North
American High
Yield Index Series
34-V9 5.00 Quarterly 6/20/2025 2.66
USD
90,000,000 (281,530) (7,404,485) (7,686,015)
Markit CDX North
American High
Yield Index Series
35-V1 5.00 Quarterly 12/20/2025 2.88
USD
13,000,000 (816,600) (381,040) (1,197,640)
Markit CDX
North American
Investment Grade
Index Series
36-V1 1.00 Quarterly 6/20/2026 0.57
USD
25,000,000 (566,553) (7,241) (573,794)
(1,664,683) (7,792,766) (9,457,449)
At March 31, 2021, the Fund had $5,389,488 segregated as collateral for credit default swap contracts.
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar
Forward Foreign Currency Contracts outstanding as of March 31, 2021:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 1,739,577 EUR 1,479,778 Bank of America NA 4/16/2021 3,846
USD 797,707 EUR 680,000 Brown Brothers Harriman & Co. 4/16/2021 89
USD 3,513,223 EUR 2,941,993 Morgan Stanley Co., Inc. 4/16/2021 62,360
USD 1,878,127 GBP 1,369,137 Morgan Stanley Co., Inc. 4/16/2021 (9,432)
Net unrealized appreciation 56,863
Currency:
EUR Euro
GBP British pound
USD United States dollar

NVIT Amundi Multi Sector Bond Fund (formerly, Amundi NVIT Multi Sector Bond Fund) - March 31, 2021 (Unaudited) - Statement of
Investments - 9
Futures contracts outstanding as of March 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
Euro- Bobl (16) 6/2021 EUR (2,534,533) (2,540)
Euro-Bund (30) 6/2021 EUR (6,025,802) 7,253
U.S. Treasury 2 Year Note (61) 6/2021 USD (13,464,320) 13,190
U.S. Treasury 5 Year Note (261) 6/2021 USD (32,206,992) 121,022
U.S. Treasury 10 Year Ultra Note (208) 6/2021 USD (29,887,000) 844,999
U.S. Treasury Ultra Bond (105) 6/2021 USD (19,027,969) 1,136,689
2,120,613
At March 31, 2021, the Fund had $1,680,794 segregated as collateral with the broker for open futures contracts.
Currency:
EUR Euro
USD United States Dollar

10 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Amundi Multi Sector Bond Fund (formerly, Amundi NVIT Multi
Sector Bond Fund)
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 15,434,474 $ – $ 15,434,474
Collateralized Mortgage Obligations – 46,985,221 – 46,985,221
Commercial Mortgage-Backed Securities – 14,250,515 – 14,250,515
  Common Stocks
Energy Equipment & Services 886,063 – – 886,063
Oil, Gas & Consumable Fuels – – – –
Paper & Forest Products – – – –
Total Common Stocks $ 886,063 $ – $ – $ 886,063
Convertible Bonds – 5,380,937 – 5,380,937
Convertible Preferred Stock 2,729,932 – – 2,729,932
Corporate Bonds – 157,949,159 – 157,949,159
Foreign Government Securities – 5,546,830 – 5,546,830
Forward Foreign Currency Contracts – 66,295 – 66,295
Futures Contracts 2,123,153 – – 2,123,153

NVIT Amundi Multi Sector Bond Fund (formerly, Amundi NVIT Multi Sector Bond Fund) - March 31, 2021 (Unaudited) - Statement of
Investments - 11
The FVC continues to evaluate any information that could
cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2021. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts, forward
foreign currency contracts, and financial futures contracts.
Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts during the six months ended March
31, 2021 . Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty
or traded through a futures commission merchant and cleared
through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized
to expose the Fund’s cash holdings to the investment
characteristics and performance of the high-yield bond market while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create
synthetic long and short exposure to sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations
under its credit default swap contracts.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default
(or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the
swap and the counterparty takes delivery of the referenced
obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receives from the
counterparty a net settlement amount in the form of cash or
securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities
comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate
income only in the event of an actual default (or similar event)
by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, the
Fund receives from the counterparty a periodic stream of
payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, the Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the
notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.
Level 1 Level 2 Level 3 Total
Assets:
Loan Participations $ – $ 9,903,832 $ – $ 9,903,832
Preferred Stock – – – –
Repurchase Agreements – 7,606,090 – 7,606,090
Total Assets $ 5,739,148 $ 263,123,353 $ – $ 268,862,501
$ – $ – $ – $ –
Liabilities:
Credit Default Swaps* $ – $ (7,792,766) $ – $ (7,792,766)
Forward Foreign Currency Contracts – (9,432) – (9,432)
Futures Contracts (2,540) – – (2,540)
Total Liabilities $ (2,540) $ (7,802,198) $ – $ (7,804,738)
Total $ 5,736,608 $ 255,321,155 $ – $ 261,057,763
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
*
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
During the period ended March 31, 2021, the Fund held one preferred stock and two common stock investments that were categorized as Level 3 investments which were each valued at $0.

12 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Amundi Multi Sector Bond Fund (formerly, Amundi NVIT Multi
Sector Bond Fund)
Credit default swap agreements on credit indices involve
one party making a stream of payments to another party in
exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index.
A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits
that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities.
Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of
credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily
based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2
investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/
performance risk and represent the likelihood or risk of
default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of March 31, 2021 are
disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited
types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The
Fund is required to interface with the CCP through a broker.
Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily
change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts.
Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in
connection with planned purchases or sales of securities
denominated in a foreign currency and/or to hedge the U.S.
dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S.
dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally
valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the
Board of Trustees, and are generally categorized as Level 2
investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-
market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the
currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation

NVIT Amundi Multi Sector Bond Fund (formerly, Amundi NVIT Multi Sector Bond Fund) - March 31, 2021 (Unaudited) - Statement of
Investments - 13
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2021:
Assets: Fair Value
Forward Foreign Currency Contracts
Currency risk
Unrealized appreciation on forward foreign currency
contracts $ 66,295
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts 2,123,153
Total $ 2,189,448
Liabilities:
Swap Contracts(a)
Credit risk Unrealized depreciation on centrally cleared swap contracts (7,792,766)
Forward Foreign Currency Contracts
Currency risk
Unrealized depreciation on forward foreign currency
contracts $ (9,432)
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts $ (2,540)
Total $ (7,804,738)
(a)
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund (formerly, DoubleLine
NVIT Total Return Tactical Fund)
Asset-Backed Securities 14.0%
Principal
Amount ($) Value ($)
Automobiles 0.4%
Exeter Automobile
Receivables Trust, Series
2021-1A, Class D, 1.08%,
11/16/2026 250,000 247,795
Flagship Credit Auto Trust,
Series 2017-4, Class C,
2.92%, 11/15/2023(a) 478,623 483,112
730,907
Home Equity 5.7%
Credit-Based Asset Servicing
and Securitization LLC,
Series 2006-CB4, Class
AV3, 0.41%, 5/25/2036(b) 2,859,068 2,329,291
JP Morgan Mortgage
Acquisition Trust
Series 2006-RM1, Class A5,
0.35%, 8/25/2036(b) 1,880,166 1,078,984
Series 2007-CH3, Class
M2, 0.43%, 3/25/2037(b) 1,500,000 1,403,346
MASTR Asset-Backed
Securities Trust, Series
2007-HE1, Class A3,
0.32%, 5/25/2037(b) 2,055,204 1,993,637
Merrill Lynch Mortgage
Investors Trust, Series
2006-HE3, Class A4,
0.61%, 6/25/2037(b) 2,362,985 950,367
New Century Home Equity
Loan Trust, Series 2006-
1, Class A2C, 0.39%,
5/25/2036(b) 1,500,000 1,264,248
Securitized Asset-Backed
Receivables LLC Trust,
Series 2006-FR4, Class
A2B, 0.28%, 8/25/2036(b) 4,431,721 1,931,503
10,951,376
Other 7.6%
Affirm Asset Securitization
Trust, Series 2020-
Z1, Class A, 3.46%,
10/15/2024(a) 152,483 154,530
AGL CLO 3 Ltd., Series
2020-3A, Class A, 1.54%,
1/15/2033(a)(b) 1,000,000 1,004,046
Birch Grove CLO Ltd., Series
19A, Class A, 1.67%,
6/15/2031(a)(b) 500,000 500,188
Carlyle Global Market
Strategies CLO Ltd., Series
2014-3RA, Class A1A,
1.26%, 7/27/2031(a)(b) 495,916 495,949
CFIP CLO Ltd., Series
2017-1A, Class B, 1.87%,
1/18/2030(a)(b) 500,000 499,998
CLNC Ltd., Series 2019-
FL1, Class A, 1.36%,
8/20/2035(a)(b) 196,000 197,600
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Columbia Cent CLO 29 Ltd.,
Series 2020-29A, Class B1,
2.68%, 7/20/2031(a)(b) 500,000 501,372
Dryden 75 CLO Ltd., Series
2019-75A, Class AR2,
1.00%, 4/15/2034(a)(b) 500,000 500,049
Gulf Stream Meridian 3 Ltd.,
Series 2021-IIIA, Class A1,
1.48%, 4/15/2034(a)(b) 500,000 500,709
LCM XV LP, Series 15A, Class
DR, 3.92%, 7/20/2030(a)(b) 250,000 247,420
LoanCore Issuer Ltd., Series
2019-CRE2, Class AS,
1.61%, 5/15/2036(a)(b) 188,000 187,942
Marble Point CLO XIV Ltd.,
Series 2018-2A, Class A1R,
1.50%, 1/20/2032(a)(b) 500,000 500,277
Marlette Funding Trust, Series
2019-4A, Class C, 3.76%,
12/17/2029(a) 500,000 518,922
MP CLO IV Ltd., Series 2013-
2A, Class ARR, 1.50%,
7/25/2029(a)(b) 500,000 498,510
New Residential Mortgage
Loan Trust, Series 2020-
NPL2, Class A1, 3.23%,
8/25/2060(a)(c) 858,068 864,947
Pagaya AI Debt Selection
Trust, Series 2021-1, Class
B, 2.13%, 11/15/2027(a) 350,000 349,168
PMT Issuer Trust-FMSR,
Series 2021-FT1, Class A,
3.11%, 3/25/2026(a)(b) 850,000 849,754
Pretium Mortgage Credit
Partners I LLC, Series
2020-NPL2, Class A1,
3.72%, 2/27/2060(a)(c) 887,346 887,764
Rockford Tower CLO Ltd.,
Series 2017-3A, Class A,
1.41%, 10/20/2030(a)(b) 500,000 500,126
Sprite Ltd., Series 2017-
1, Class A, 4.25%,
12/15/2037(a) 321,052 324,406
SUNNOVA HELIOS II ISSUER
LLC, Series 2021-A, Class
A, 1.80%, 2/20/2048(a) 494,915 489,019
Sunrun Atlas Issuer LLC,
Series 2019-2, Class A,
3.61%, 2/1/2055(a) 484,198 511,051
Symphony CLO XV Ltd.,
Series 2014-15A, Class
AR3, 1.21%, 1/17/2032(a)
(b) 500,000 500,050
Taco Bell Funding LLC, Series
2018-1A, Class A2I, 4.32%,
11/25/2048(a) 488,750 491,198
Thunderbolt III Aircraft Lease
Ltd., Series 2019-1, Class
A, 3.67%, 11/15/2039(a) 860,286 851,835

NVIT DoubleLine Total Return Tactical Fund (formerly, DoubleLine NVIT Total Return Tactical Fund) - March 31, 2021 (Unaudited) -
Statement of Investments - 15
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
TRTX Issuer Ltd., Series
2019-FL3, Class AS, 1.56%,
10/15/2034(a)(b) 196,000 195,999
Upstart Pass-Through Trust,
Series 2021-ST3, Class A,
2.00%, 5/20/2027(a) 500,000 499,575
Venture XV CLO Ltd., Series
2013-15A, Class A1R2,
1.61%, 7/15/2032(a)(b) 496,957 497,217
Venture XX CLO Ltd., Series
2015-20A, Class AR,
1.06%, 4/15/2027(a)(b) 245,233 245,244
Vivint Solar Financing VII LLC,
Series 2020-1A, Class A,
2.21%, 7/31/2051(a) 438,896 431,937
14,796,802
Student Loan 0.3%
SoFi Professional Loan
Program Trust, Series
2018-B, Class BFX, 3.83%,
8/25/2047(a) 500,000 524,064
Total Asset-Backed Securities
(cost $27,106,613)
27,003,149
Collateralized Mortgage Obligations 24.1%
Alternative Loan Trust
Series 2005-64CB, Class
1A12, 0.91%, 12/25/2035(b) 1,465,774 1,203,624
Series 2006-13T1, Class
A1, 6.00%, 5/25/2036 2,123,983 1,428,582
Series 2006-OA7, Class
1A2, 1.20%, 6/25/2046(b) 2,098,462 1,896,407
Bear Stearns ALT-A Trust,
Series 2006-1, Class 11A1,
0.59%, 2/25/2036(b) 1,718,488 1,729,728
BRAVO Residential Funding
Trust, Series 2021-A, Class
A1, 1.99%, 10/25/2059(a)(c) 992,241 991,399
Chase Mortgage Finance
Trust, Series 2007-S5,
Class 1A10, 6.00%,
7/25/2037 1,884,177 1,314,752
CHL Mortgage Pass-Through
Trust, Series 2006-20, Class
1A36, 5.75%, 2/25/2037 1,373,426 995,990
CIM Trust, Series 2017-
6, Class A1, 3.02%,
6/25/2057(a)(b) 823,210 823,609
FHLMC REMICS
Series 4749, Class LV,
3.50%, 4/15/2038 4,000,000 4,126,494
Series 4729, Class AG,
3.00%, 1/15/2044 3,891,035 3,938,641
Series 4748, Class KW,
3.50%, 9/15/2044 3,000,000 3,058,710
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 4750, Class PA,
3.00%, 7/15/2046 1,407,216 1,455,781
Series 4752, Class PL,
3.00%, 9/15/2046 1,431,118 1,491,427
Series 5004, Class LS, IO,
6.04%, 7/25/2050(b) 4,214,192 995,920
FMC GMSR Issuer Trust,
Series 2020-GT1, Class A,
4.45%, 1/25/2026(a)(b) 1,000,000 992,369
FNMA REMICS
Series 2013-20, Class MA,
2.50%, 3/25/2033 2,477,809 2,608,811
Series 2014-11, Class KZ,
2.50%, 10/25/2041 2,267,670 2,309,491
Series 2018-33, Class A,
3.00%, 5/25/2048 1,439,116 1,524,090
Series 2019-64, Class D,
2.50%, 11/25/2049 916,715 954,084
Series 2020-77, Class S,
IO, 4.13%, 11/25/2050(b) 7,380,808 1,137,853
GCAT Trust, Series 2019-
NQM3, Class M1, 3.45%,
11/25/2059(a)(b) 700,000 689,231
GNMA REMICS, Series 2019-
84, Class SA, IO, 3.29%,
7/20/2049(b) 9,569,905 794,160
IndyMac IMSC Mortgage
Loan Trust, Series 2007-
HOA1, Class A11, 0.29%,
7/25/2047(b) 932,287 746,119
JP Morgan Mortgage Trust,
Series 2006-S1, Class 2A9,
6.50%, 4/25/2036 532,616 548,362
Morgan Stanley Residential
Mortgage Loan Trust, Series
2020-RPL1, Class A1,
2.69%, 10/25/2060(a)(b) 708,845 704,766
NRPL Trust, Series 2018-
2A, Class A1, 4.25%,
7/25/2067(a)(c) 1,392,188 1,401,643
RALI Series Trust, Series
2006-QS17, Class A7,
6.00%, 12/25/2036 1,467,773 1,418,999
Seasoned Credit Risk Transfer
Trust, Series 2019-4, Class
MV, 3.00%, 2/25/2059 2,008,943 2,123,541
Toorak Mortgage Corp. Ltd.
Series 2018-1, Class A1,
4.34%, 8/25/2021(a)(c) 973,164 975,598
Series 2020-1, Class A2,
3.23%, 3/25/2023(a)(c) 1,100,000 1,077,761
VOLT XCIV LLC, Series 2021-
NPL3, Class A1, 2.24%,
2/27/2051(a)(c) 571,406 570,964
VOLT XCVI LLC, Series 2021-
NPL5, Class A1, 2.12%,
3/27/2051(a)(c) 549,196 548,592
Total Collateralized Mortgage Obligations
(cost $46,687,074)
46,577,498

16 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund (formerly, DoubleLine
NVIT Total Return Tactical Fund)
Commercial Mortgage-Backed Securities 6.7%
Principal
Amount ($) Value ($)
BANK
Series 2020-BN30,
Class XB, IO, 0.72%,
12/15/2053(b) 3,036,000 185,747
Series 2017-BNK6, Class
XA, IO, 0.82%, 7/15/2060(b) 4,500,531 170,129
Series 2018-BN10, Class
XA, IO, 0.73%, 2/15/2061(b) 2,855,209 118,899
Series 2020-BN26, Class
ASB, 2.31%, 3/15/2063 255,000 264,589
Series 2020-BN26, Class
AS, 2.69%, 3/15/2063 255,000 258,997
BBCMS Mortgage Trust
Series 2020-C6, Class XA,
IO, 1.06%, 2/15/2053(b) 1,992,389 147,654
Series 2021-C9, Class XA,
IO, 1.77%, 2/15/2054(b) 1,502,000 189,453
BBCMS Trust , Series 2018-
BXH, Class A, 1.11%,
10/15/2037(a)(b) 51,744 51,786
BB-UBS Trust
Series 2012-SHOW, Class
XB, IO, 0.14%, 11/5/2036(a)
(b) 4,823,000 30,968
Series 2012-SHOW, Class
XA, IO, 0.60%, 11/5/2036(a)
(b) 8,760,000 178,200
Benchmark Mortgage Trust ,
Series 2020-B19, Class XA,
IO, 1.78%, 9/15/2053(b) 1,320,591 146,679
BX Trust
Series 2018-EXCL, Class A,
1.19%, 9/15/2037(a)(b) 56,258 54,573
Series 2019-OC11, Class E,
4.08%, 12/9/2041(a)(b) 221,000 219,788
Series 2019-OC11, Class D,
4.08%, 12/9/2041(a)(b) 100,000 103,867
CD Mortgage Trust , Series
2017-CD6, Class XA, IO,
0.92%, 11/13/2050(b) 5,653,806 222,426
CFCRE Commercial Mortgage
Trust , Series 2016-C4,
Class XA, IO, 1.65%,
5/10/2058(b) 2,132,302 141,771
Citigroup Commercial
Mortgage Trust
Series 2020-555, Class E,
3.50%, 12/10/2041(a)(b) 115,000 101,515
Series 2014-GC19, Class
XA, IO, 1.14%, 3/10/2047(b) 3,574,854 97,996
Series 2014-GC21, Class
XA, IO, 1.16%, 5/10/2047(b) 3,168,689 96,756
Series 2016-GC36, Class
D, 2.85%, 2/10/2049(a) 139,000 101,103
COMM Mortgage Trust
Series 2017-PANW, Class
E, 3.81%, 10/10/2029(a)(b) 254,000 254,370
Series 2017-PANW, Class
D, 3.93%, 10/10/2029(a)(b) 152,000 156,557
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
COMM Mortgage Trust
Series 2014-CR20,
Class XA, IO, 1.02%,
11/10/2047(b) 5,899,773 175,673
Series 2015-CR23, Class C,
4.29%, 5/10/2048(b) 407,000 432,814
CSAIL Commercial Mortgage
Trust
Series 2016-C6, Class XA,
IO, 1.92%, 1/15/2049(b) 694,306 49,326
Series 2017-CX10,
Class XA, IO, 0.72%,
11/15/2050(b) 7,040,255 256,472
Series 2017-CX10, Class C,
4.11%, 11/15/2050(b) 405,000 396,713
Series 2019-C18, Class B,
3.59%, 12/15/2052 255,000 268,050
CSMC , Series 2020-
NET, Class A, 2.26%,
8/15/2037(a) 162,000 164,844
CSMC Trust
Series 2017-CALI, Class F,
3.78%, 11/10/2032(a)(b) 250,000 242,233
Series 2017-CALI, Class E,
3.78%, 11/10/2032(a)(b) 250,000 249,552
FNMA ACES REMICS, Series
2020-M7, Class X2, IO,
1.24%, 3/25/2031(b) 5,207,567 481,113
GNMA REMICS, Series 2021-
52 IO, 0.85%, 4/16/2063(b) 5,858,000 479,040
Grace Trust , Series 2020-
GRCE, Class D, 2.68%,
12/10/2040(a)(b) 164,000 155,048
Great Wolf Trust
Series 2019-WOLF, Class
E, 2.84%, 12/15/2036(a)(b) 100,000 97,115
Series 2019-WOLF, Class F,
3.24%, 12/15/2036(a)(b) 100,000 95,486
GS Mortgage Securities Corp.
Trust
Series 2018-TWR, Class A,
1.01%, 7/15/2031(a)(b) 100,000 99,498
Series 2018-TWR, Class D,
1.71%, 7/15/2031(a)(b) 100,000 98,373
Series 2018-LUAU, Class A,
1.11%, 11/15/2032(a)(b) 184,000 183,942
Series 2019-SOHO, Class
E, 1.98%, 6/15/2036(a)(b) 125,000 118,705
GS Mortgage Securities Trust
Series 2016-GS4, Class XA,
IO, 0.50%, 11/10/2049(b) 6,670,061 158,489
Series 2017-GS8, Class XA,
IO, 0.97%, 11/10/2050(b) 5,289,806 248,970
Series 2018-GS9, Class C,
4.36%, 3/10/2051(b) 175,000 188,120

NVIT DoubleLine Total Return Tactical Fund (formerly, DoubleLine NVIT Total Return Tactical Fund) - March 31, 2021 (Unaudited) -
Statement of Investments - 17
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
HPLY Trust , Series 2019-
HIT, Class F, 3.26%,
11/15/2036(a)(b) 93,557 89,568
JP Morgan Chase Commercial
Mortgage Securities Trust
Series 2018-LAQ, Class A,
1.11%, 6/15/2032(a)(b) 94,479 94,478
Series 2018-WPT, Class
FFX, 5.54%, 7/5/2033(a)(b) 113,000 113,742
Series 2011-C5, Class B,
5.42%, 8/15/2046(a)(b) 200,000 201,585
Series 2014-C20, Class B,
4.40%, 7/15/2047(b) 200,000 215,872
Series 2016-JP3, Class B,
3.40%, 8/15/2049(b) 190,000 198,103
JPMDB Commercial Mortgage
Securities Trust
Series 2020-COR7, Class
XA, IO, 1.66%, 5/13/2053(b) 1,361,315 146,906
Series 2020-COR7, Class
B, 3.29%, 5/13/2053(b) 158,000 165,368
MF1 Ltd. , Series 2020-
FL3, Class A, 2.16%,
7/15/2035(a)(b) 157,000 158,657
Morgan Stanley Bank of
America Merrill Lynch Trust ,
Series 2017-C33, Class XA,
IO, 1.39%, 5/15/2050(b) 3,060,157 161,367
Morgan Stanley Capital I Trust
Series 2017-ASHF, Class D,
2.31%, 11/15/2034(a)(b) 111,000 109,920
Series 2017-ASHF, Class E,
3.26%, 11/15/2034(a)(b) 167,000 162,848
Series 2019-H7, Class C,
4.13%, 7/15/2052 200,000 198,701
Series 2019-L3, Class XA,
IO, 0.64%, 11/15/2052(b) 3,039,205 146,339
Series 2020-L4, Class B,
3.08%, 2/15/2053 114,000 115,025
One New York Plaza Trust ,
Series 2020-1NYP, Class C,
2.31%, 1/15/2026(a)(b) 150,000 151,574
SG Commercial Mortgage
Securities Trust , Series
2016-C5, Class XA, IO,
1.95%, 10/10/2048(b) 3,235,146 211,837
UBS Commercial Mortgage
Trust
Series 2017-C3, Class B,
4.09%, 8/15/2050(b) 194,000 204,936
Series 2017-C4, Class B,
4.24%, 10/15/2050(b) 161,000 170,463
Series 2017-C5, Class C,
4.31%, 11/15/2050(b) 349,000 359,931
Wells Fargo Commercial
Mortgage Trust
Series 2012-LC5, Class C,
4.69%, 10/15/2045(b) 405,000 415,652
Series 2015-C28, Class XA,
IO, 0.61%, 5/15/2048(b) 8,812,995 183,669
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Wells Fargo Commercial
Mortgage Trust
Series 2016-C35, Class B,
3.44%, 7/15/2048 200,000 205,367
Series 2017-C41, Class B,
4.19%, 11/15/2050(b) 251,000 267,970
Series 2017-C42, Class C,
4.30%, 12/15/2050(b) 161,000 170,438
Series 2020-C58, Class C,
3.16%, 7/15/2053 200,000 199,358
Series 2020-C57, Class XA,
IO, 2.10%, 8/15/2053(b) 1,088,042 164,263
Total Commercial Mortgage-Backed
Securities
(cost $12,918,223) 12,917,336
Corporate Bonds 13.5%
Aerospace & Defense 0.3%
Boeing Co. (The) ,
2.95%, 2/1/2030 120,000 119,666
Bombardier, Inc. ,
6.00%, 10/15/2022(a) 45,000 45,000
Textron, Inc. ,
2.45%, 3/15/2031 190,000 183,998
TransDigm , Inc. ,
8.00%, 12/15/2025(a) 10,000 10,890
6.25%, 3/15/2026(a) 70,000 74,214
6.38%, 6/15/2026 30,000 31,012
5.50%, 11/15/2027 45,000 46,581
Triumph Group, Inc. ,
7.75%, 8/15/2025 30,000 30,150
541,511
Air Freight & Logistics 0.0%
†
FedEx Corp. ,
4.75%, 11/15/2045 45,000 52,688
Airlines 0.1%
American Airlines, Inc. ,
5.75%, 4/20/2029(a) 70,000 74,455
Mileage Plus Holdings LLC ,
6.50%, 6/20/2027(a) 55,000 60,294
134,749
Auto Components 0.1%
Clarios Global LP ,
6.25%, 5/15/2026(a) 55,000 58,412
Icahn Enterprises LP ,
5.25%, 5/15/2027 40,000 41,300
99,712
Automobiles 0.1%
Ford Motor Co. ,
9.00%, 4/22/2025 40,000 48,444
Hyundai Capital America ,
3.00%, 2/10/2027(a) 115,000 119,646
168,090

18 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund (formerly, DoubleLine
NVIT Total Return Tactical Fund)
Corporate Bonds
Principal
Amount ($) Value ($)
Banks 1.4%
Banco de Credito del Peru ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.00%),
3.13%, 7/1/2030(a)(d) 100,000 100,210
Banco Internacional del Peru
SAA Interbank ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 1 Year + 3.71%),
4.00%, 7/8/2030(d) 150,000 152,944
Banco Mercantil del Norte SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 10 Year + 5.47%),
7.50%, 6/27/2029(a)(d)(e) 200,000 218,840
Banistmo SA ,
3.65%, 9/19/2022(a) 300,000 306,000
Bank of America Corp. ,
(SOFR + 1.53%), 1.90%,
7/23/2031(d) 190,000 178,475
Bank of Nova Scotia (The) ,
1.63%, 5/1/2023 5,000 5,126
3.40%, 2/11/2024 120,000 129,155
CIMB Bank Bhd. ,
Reg. S, (ICE LIBOR USD
3 Month + 0.78%), 1.00%,
10/9/2024(d) 200,000 200,314
Citigroup, Inc. ,
(ICE LIBOR USD 3
Month + 1.39%), 3.67%,
7/24/2028(d) 215,000 235,129
Mitsubishi UFJ Financial
Group, Inc. ,
(ICE LIBOR USD 3 Month +
0.74%), 0.93%, 3/2/2023(d) 125,000 126,039
Oversea-Chinese Banking
Corp. Ltd. ,
Reg. S, 4.25%, 6/19/2024 200,000 219,084
Royal Bank of Canada ,
2.55%, 7/16/2024 250,000 263,656
Santander Holdings USA, Inc. ,
3.40%, 1/18/2023 110,000 114,846
Sumitomo Mitsui Financial
Group, Inc. ,
(ICE LIBOR USD 3
Month + 0.74%), 0.96%,
1/17/2023(d) 90,000 90,625
Wells Fargo & Co. ,
(ICE LIBOR USD 3
Month + 1.31%), 3.58%,
5/22/2028(d) 110,000 119,929
Woori Bank ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.66%),
4.25%, 10/04/2024(d)(e) 200,000 208,800
2,669,172
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages 0.1%
Anheuser-Busch InBev
Worldwide, Inc. ,
5.55%, 1/23/2049 70,000 90,329
Constellation Brands, Inc. ,
3.15%, 8/1/2029 80,000 83,794
2.88%, 5/1/2030 25,000 25,544
Triton Water Holdings, Inc. ,
6.25%, 4/1/2029(a) 40,000 40,800
240,467
Biotechnology 0.1%
AbbVie, Inc. ,
3.85%, 6/15/2024 10,000 10,887
3.80%, 3/15/2025 95,000 103,791
Amgen, Inc. ,
2.45%, 2/21/2030 100,000 100,692
215,370
Building Products 0.1%
Builders FirstSource , Inc. ,
6.75%, 6/1/2027(a) 59,000 63,499
Carrier Global Corp. ,
3.58%, 4/5/2050 65,000 63,830
Griffon Corp. ,
5.75%, 3/1/2028 40,000 42,550
169,879
Capital Markets 0.6%
Goldman Sachs Group, Inc.
(The) ,
(ICE LIBOR USD 3
Month + 1.17%), 1.36%,
5/15/2026(d) 234,000 237,056
Macquarie Group Ltd. ,
(ICE LIBOR USD 3
Month + 1.02%), 3.19%,
11/28/2023(a)(d) 85,000 88,474
(ICE LIBOR USD 3
Month + 1.33%), 4.15%,
3/27/2024(a)(d) 130,000 138,542
Morgan Stanley ,
(ICE LIBOR USD 3
Month + 0.85%), 3.74%,
4/24/2024(d) 225,000 239,201
Nuveen Finance LLC ,
4.13%, 11/1/2024(a) 170,000 188,736
Temasek Financial I Ltd. ,
1.00%, 10/6/2030(a) 250,000 229,203
1,121,212
Chemicals 0.1%
Braskem Netherlands Finance
BV ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 8.22%),
8.50%, 1/23/2081(a)(d) 200,000 226,502

NVIT DoubleLine Total Return Tactical Fund (formerly, DoubleLine NVIT Total Return Tactical Fund) - March 31, 2021 (Unaudited) -
Statement of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
DuPont de Nemours, Inc. ,
5.42%, 11/15/2048 40,000 51,562
278,064
Commercial Services & Supplies 0.3%
Allied Universal Holdco LLC ,
6.63%, 7/15/2026(a) 35,000 37,117
9.75%, 7/15/2027(a) 70,000 76,804
Garda World Security Corp. ,
8.75%, 5/15/2025(a) 55,000 57,544
GFL Environmental, Inc. ,
4.00%, 8/1/2028(a) 80,000 77,400
3.50%, 9/1/2028(a) 85,000 82,450
NongHyup Bank ,
1.25%, 7/20/2025(a) 200,000 198,798
Prime Security Services
Borrower LLC ,
3.38%, 8/31/2027(a) 60,000 58,200
588,313
Communications Equipment 0.0%
†
Avaya, Inc. ,
6.13%, 9/15/2028(a) 40,000 42,463
CommScope , Inc. ,
5.50%, 3/1/2024(a) 50,000 51,562
94,025
Construction & Engineering 0.0%
†
Pike Corp. ,
5.50%, 9/1/2028(a) 45,000 45,788
Consumer Finance 0.6%
Avolon Holdings Funding Ltd. ,
2.13%, 2/21/2026(a) 75,000 71,739
3.25%, 2/15/2027(a) 35,000 34,713
Credito Real SAB de CV
SOFOM ER ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 7.03%),
9.12%, 11/29/2022(d)(e) 200,000 179,000
Discover Financial Services ,
4.10%, 2/9/2027 110,000 122,079
General Motors Financial Co.,
Inc. ,
(ICE LIBOR USD 3 Month +
0.99%), 1.23%, 1/5/2023(d) 180,000 181,540
3.95%, 4/13/2024 15,000 16,143
Global Aircraft Leasing Co.
Ltd. ,
6.50%, 9/15/2024(a)(f) 59,059 56,435
Mexarrend SAPI de CV ,
10.25%, 7/24/2024(a) 200,000 197,752
Navient Corp. ,
5.00%, 3/15/2027 30,000 30,075
OneMain Finance Corp. ,
6.63%, 1/15/2028 50,000 56,666
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Unifin Financiera SAB de CV ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 6.31%),
8.88%, 1/29/2025(d)(e) 200,000 164,000
1,110,142
Containers & Packaging 0.2%
Berry Global, Inc. ,
0.95%, 2/15/2024(a) 115,000 114,458
5.63%, 7/15/2027(a) 70,000 73,938
Flex Acquisition Co., Inc. ,
6.88%, 1/15/2025(a) 45,000 45,684
Silgan Holdings, Inc. ,
4.13%, 2/1/2028 65,000 66,776
WRKCo , Inc. ,
3.75%, 3/15/2025 110,000 120,035
420,891
Distributors 0.0%
†
Performance Food Group,
Inc. ,
5.50%, 10/15/2027(a) 55,000 57,517
Diversified Financial Services 0.2%
MPH Acquisition Holdings
LLC ,
5.75%, 11/1/2028(a) 70,000 68,250
Petronas Capital Ltd. ,
3.50%, 4/21/2030(a) 200,000 213,922
Verscend Escrow Corp. ,
9.75%, 8/15/2026(a) 100,000 107,222
389,394
Diversified Telecommunication Services 0.4%
AT&T, Inc. ,
2.25%, 2/1/2032 135,000 128,404
3.30%, 2/1/2052 75,000 67,548
CCO Holdings LLC ,
4.75%, 3/1/2030(a) 50,000 51,813
Cincinnati Bell, Inc. ,
7.00%, 7/15/2024(a) 40,000 41,250
Frontier Communications
Corp. ,
5.88%, 10/15/2027(a) 15,000 15,900
5.00%, 5/1/2028(a) 30,000 30,551
6.75%, 5/1/2029(a) 15,000 15,821
Level 3 Financing, Inc. ,
4.63%, 9/15/2027(a) 60,000 61,750
Lumen Technologies, Inc. ,
5.13%, 12/15/2026(a) 45,000 47,402
4.00%, 2/15/2027(a) 40,000 40,857
Sprint Capital Corp. ,
6.88%, 11/15/2028 70,000 88,268
Telesat Canada ,
6.50%, 10/15/2027(a) 15,000 15,026
Verizon Communications, Inc. ,
1.75%, 1/20/2031 190,000 176,935
Zayo Group Holdings, Inc. ,
4.00%, 3/1/2027(a) 45,000 44,212

20 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund (formerly, DoubleLine
NVIT Total Return Tactical Fund)
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
Zayo Group Holdings, Inc.,
6.13%, 3/1/2028(a) 15,000 15,394
841,131
Electric Utilities 0.8%
AEP Texas, Inc. ,
Series H, 3.45%, 1/15/2050 70,000 68,291
AES Andres BV ,
Reg. S, 7.95%, 5/11/2026 200,000 207,502
Duke Energy Corp. ,
2.65%, 9/1/2026 165,000 172,645
Empresa Electrica Guacolda
SA ,
Reg. S, 4.56%, 4/30/2025 200,000 168,039
Korea East-West Power Co.
Ltd. ,
1.75%, 5/6/2025(a) 200,000 202,700
Monongahela Power Co. ,
5.40%, 12/15/2043(a) 30,000 36,945
NextEra Energy Capital
Holdings, Inc. ,
2.75%, 5/1/2025 120,000 126,809
NRG Energy, Inc. ,
3.63%, 2/15/2031(a) 80,000 78,000
Pacific Gas and Electric Co. ,
1.37%, 3/10/2023 70,000 70,020
2.50%, 2/1/2031 60,000 56,610
Pattern Energy Operations LP ,
4.50%, 8/15/2028(a) 60,000 60,975
PG&E Corp. ,
5.00%, 7/1/2028 25,000 26,412
Southern Co. (The) ,
Series A, 3.70%, 4/30/2030 115,000 124,259
TNB Global Ventures Capital
Bhd. ,
Reg. S, 3.24%, 10/19/2026 200,000 212,356
1,611,563
Electronic Equipment, Instruments & Components 0.1%
Arrow Electronics, Inc. ,
3.88%, 1/12/2028 85,000 92,240
Vontier Corp. ,
1.80%, 4/1/2026(a) 130,000 129,322
221,562
Energy Equipment & Services 0.2%
Delek & Avner Tamar Bond
Ltd. ,
5.41%, 12/30/2025(a) 100,000 104,809
Halliburton Co. ,
2.92%, 3/1/2030 60,000 59,882
Transocean Poseidon Ltd. ,
6.88%, 2/1/2027(a) 85,000 78,566
Transocean, Inc. ,
11.50%, 1/30/2027(a) 18,000 15,439
USA Compression Partners
LP ,
6.88%, 9/1/2027 105,000 108,150
366,846
Corporate Bonds
Principal
Amount ($) Value ($)
Entertainment 0.2%
Activision Blizzard, Inc. ,
2.50%, 9/15/2050 125,000 104,897
Lions Gate Capital Holdings
LLC ,
6.38%, 2/1/2024(a) 70,000 72,232
5.50%, 4/15/2029(a) 50,000 50,005
Live Nation Entertainment,
Inc. ,
6.50%, 5/15/2027(a) 55,000 61,050
4.75%, 10/15/2027(a) 75,000 75,563
363,747
Equity Real Estate Investment Trusts (REITs) 0.3%
Alexandria Real Estate
Equities, Inc. ,
1.88%, 2/1/2033 155,000 140,926
Boston Properties LP ,
3.65%, 2/1/2026 215,000 234,680
Crown Castle International
Corp. ,
4.30%, 2/15/2029 100,000 112,091
ESH Hospitality, Inc. ,
5.25%, 5/1/2025(a) 40,000 40,800
Iron Mountain, Inc. ,
4.50%, 2/15/2031(a) 30,000 29,658
Uniti Group LP ,
6.50%, 2/15/2029(a) 40,000 39,500
VICI Properties LP ,
3.75%, 2/15/2027(a) 5,000 5,000
4.13%, 8/15/2030(a) 35,000 35,305
637,960
Food & Staples Retailing 0.2%
Albertsons Cos., Inc. ,
3.50%, 3/15/2029(a) 40,000 38,066
CK Hutchison International 20
Ltd. ,
2.50%, 5/8/2030(a) 200,000 198,554
Sysco Corp. ,
3.25%, 7/15/2027 50,000 53,838
3.30%, 2/15/2050 55,000 51,372
United Natural Foods, Inc. ,
6.75%, 10/15/2028(a) 45,000 48,094
US Foods, Inc. ,
6.25%, 4/15/2025(a) 10,000 10,720
400,644
Food Products 0.3%
B&G Foods, Inc. ,
5.25%, 9/15/2027 25,000 26,016
Kraft Heinz Foods Co. ,
5.00%, 7/15/2035 30,000 34,528
5.20%, 7/15/2045 70,000 80,959
Minerva Luxembourg SA ,
4.38%, 3/18/2031(a) 200,000 195,500
Pilgrim's Pride Corp. ,
5.88%, 9/30/2027(a) 45,000 48,227
Post Holdings, Inc. ,
4.63%, 4/15/2030(a) 50,000 50,125

NVIT DoubleLine Total Return Tactical Fund (formerly, DoubleLine NVIT Total Return Tactical Fund) - March 31, 2021 (Unaudited) -
Statement of Investments - 21
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products
Smithfield Foods, Inc. ,
4.25%, 2/1/2027(a) 120,000 132,240
567,595
Gas Utilities 0.1%
Ferrellgas Escrow LLC ,
5.38%, 4/1/2026(a) 35,000 34,766
Superior Plus LP ,
4.50%, 3/15/2029(a) 70,000 70,714
105,480
Health Care Equipment & Supplies 0.1%
Becton Dickinson and Co. ,
2.89%, 6/6/2022 141,000 144,654
Ortho-Clinical Diagnostics,
Inc. ,
7.25%, 2/1/2028(a) 45,000 49,305
193,959
Health Care Providers & Services 0.7%
Anthem, Inc. ,
3.30%, 1/15/2023 115,000 120,709
Centene Corp. ,
3.00%, 10/15/2030 35,000 34,942
2.50%, 3/1/2031 65,000 62,076
Cigna Corp. ,
(ICE LIBOR USD 3
Month + 0.89%), 1.13%,
7/15/2023(d) 90,000 91,085
4.90%, 12/15/2048 85,000 104,113
Community Health Systems,
Inc. ,
6.00%, 1/15/2029(a) 60,000 63,450
6.88%, 4/15/2029(a) 40,000 41,875
HCA, Inc. ,
4.13%, 6/15/2029 55,000 60,950
Laboratory Corp. of America
Holdings ,
3.60%, 2/1/2025 210,000 227,279
Legacy LifePoint Health LLC ,
6.75%, 4/15/2025(a) 30,000 31,875
4.38%, 2/15/2027(a) 40,000 39,200
Radiology Partners, Inc. ,
9.25%, 2/1/2028(a) 45,000 48,994
RP Escrow Issuer LLC ,
5.25%, 12/15/2025(a) 60,000 62,175
Select Medical Corp. ,
6.25%, 8/15/2026(a) 125,000 132,845
Tenet Healthcare Corp. ,
5.13%, 11/1/2027(a) 65,000 67,971
6.13%, 10/1/2028(a) 75,000 78,281
1,267,820
Hotels, Restaurants & Leisure 0.6%
Bally's Corp. ,
6.75%, 6/1/2027(a) 75,000 80,438
Boyd Gaming Corp. ,
4.75%, 12/1/2027 80,000 81,538
Caesars Entertainment, Inc. ,
6.25%, 7/1/2025(a) 55,000 58,631
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure
Caesars Resort Collection
LLC ,
5.25%, 10/15/2025(a) 55,000 55,203
Carnival Corp. ,
11.50%, 4/1/2023(a) 20,000 22,925
5.75%, 3/1/2027(a) 60,000 61,575
Cedar Fair LP ,
5.25%, 7/15/2029 40,000 41,116
Golden Nugget, Inc. ,
6.75%, 10/15/2024(a) 80,000 80,893
Hilton Domestic Operating
Co., Inc. ,
5.38%, 5/1/2025(a) 10,000 10,540
5.75%, 5/1/2028(a) 10,000 10,763
IRB Holding Corp. ,
6.75%, 2/15/2026(a) 55,000 56,925
Marriott International, Inc. ,
Series HH, 2.85%,
4/15/2031 115,000 112,866
MGM Resorts International ,
6.75%, 5/1/2025 75,000 80,807
Scientific Games International,
Inc. ,
7.25%, 11/15/2029(a) 45,000 48,825
Six Flags Theme Parks, Inc. ,
7.00%, 7/1/2025(a) 105,000 113,531
Viking Cruises Ltd. ,
13.00%, 5/15/2025(a) 20,000 23,512
5.88%, 9/15/2027(a) 105,000 102,638
Wyndham Hotels & Resorts,
Inc. ,
4.38%, 8/15/2028(a) 40,000 40,460
1,083,186
Household Durables 0.1%
Mattamy Group Corp. ,
4.63%, 3/1/2030(a) 60,000 59,597
Tempur Sealy International,
Inc. ,
5.50%, 6/15/2026 93,000 96,371
4.00%, 4/15/2029(a) 35,000 34,825
190,793
Household Products 0.1%
Energizer Holdings, Inc. ,
4.75%, 6/15/2028(a) 60,000 61,875
Kronos Acquisition Holdings,
Inc. ,
5.00%, 12/31/2026(a) 60,000 60,000
7.00%, 12/31/2027(a) 40,000 38,335
Spectrum Brands, Inc. ,
3.88%, 3/15/2031(a) 65,000 63,619
223,829
Independent Power and Renewable Electricity Producers
0.0%
†
Calpine Corp. ,
5.13%, 3/15/2028(a) 45,000 45,209

22 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund (formerly, DoubleLine
NVIT Total Return Tactical Fund)
Corporate Bonds
Principal
Amount ($) Value ($)
Independent Power and Renewable Electricity Producers
Calpine Corp.,
4.63%, 2/1/2029(a) 30,000 29,229
74,438
Industrial Conglomerates 0.1%
General Electric Co. ,
5.88%, 1/14/2038 50,000 64,703
6.88%, 1/10/2039 35,000 49,223
Roper Technologies, Inc. ,
4.20%, 9/15/2028 85,000 95,767
209,693
Insurance 0.3%
Acrisure LLC ,
4.25%, 2/15/2029(a) 75,000 73,759
Alliant Holdings Intermediate
LLC ,
6.75%, 10/15/2027(a) 40,000 42,575
Brown & Brown, Inc. ,
2.38%, 3/15/2031 80,000 76,914
GTCR AP Finance, Inc. ,
8.00%, 5/15/2027(a) 45,000 48,319
Massachusetts Mutual Life
Insurance Co. ,
3.38%, 4/15/2050(a) 115,000 113,450
NFP Corp. ,
6.88%, 8/15/2028(a) 35,000 36,312
Willis North America, Inc. ,
3.88%, 9/15/2049 105,000 111,423
502,752
Interactive Media & Services 0.2%
Baidu, Inc. ,
3.43%, 4/7/2030 200,000 209,523
Tencent Holdings Ltd. ,
2.39%, 6/3/2030(a) 200,000 193,157
402,680
Internet & Direct Marketing Retail 0.1%
Amazon.com, Inc. ,
2.80%, 8/22/2024 95,000 101,778
Expedia Group, Inc. ,
3.80%, 2/15/2028 135,000 142,989
244,767
IT Services 0.0%
†
Endure Digital, Inc. ,
6.00%, 2/15/2029(a) 60,000 58,644
GTT Communications, Inc. ,
7.88%, 12/31/2024(a) 30,000 4,950
63,594
Machinery 0.1%
Caterpillar, Inc. ,
3.40%, 5/15/2024 220,000 237,373
Media 0.3%
Cengage Learning, Inc. ,
9.50%, 6/15/2024(a) 50,000 50,937
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Charter Communications
Operating LLC ,
2.30%, 2/1/2032 150,000 139,413
Comcast Corp. ,
4.70%, 10/15/2048 90,000 111,208
Diamond Sports Group LLC ,
5.38%, 8/15/2026(a) 25,000 18,000
DISH DBS Corp. ,
5.88%, 11/15/2024 45,000 47,062
GCI LLC ,
4.75%, 10/15/2028(a) 50,000 51,188
iHeartCommunications , Inc. ,
8.38%, 5/1/2027 10,000 10,725
Nexstar Broadcasting, Inc. ,
5.63%, 7/15/2027(a) 25,000 26,203
Omnicom Group, Inc. ,
2.45%, 4/30/2030 100,000 98,922
Radiate Holdco LLC ,
4.50%, 9/15/2026(a) 40,000 40,450
Scripps Escrow II, Inc. ,
3.88%, 1/15/2029(a) 25,000 24,562
Scripps Escrow, Inc. ,
5.88%, 7/15/2027(a) 35,000 36,225
654,895
Metals & Mining 0.3%
Arconic Corp. ,
6.13%, 2/15/2028(a) 75,000 79,875
CSN Islands XII Corp. ,
Reg. S, 7.00%,
6/23/2021(e)(g) 200,000 200,500
Novelis Corp. ,
4.75%, 1/30/2030(a) 25,000 25,767
SunCoke Energy Partners LP ,
7.50%, 6/15/2025(a) 60,000 62,325
Vedanta Resources Finance
II plc ,
9.25%, 4/23/2026(a) 200,000 168,244
536,711
Multiline Retail 0.1%
Dollar General Corp. ,
3.50%, 4/3/2030 95,000 102,423
Dollar Tree, Inc. ,
4.00%, 5/15/2025 105,000 115,931
218,354
Oil, Gas & Consumable Fuels 1.8%
Antero Midstream Partners LP ,
5.75%, 3/1/2027(a) 24,000 24,005
Apache Corp. ,
4.63%, 11/15/2025 20,000 20,606
4.38%, 10/15/2028 35,000 34,895
Canadian Natural Resources
Ltd. ,
2.95%, 1/15/2023 120,000 124,539
Cheniere Energy Partners LP ,
5.63%, 10/1/2026 55,000 57,513
Chesapeake Energy Corp. ,
5.88%, 2/1/2029(a) 65,000 68,900

NVIT DoubleLine Total Return Tactical Fund (formerly, DoubleLine NVIT Total Return Tactical Fund) - March 31, 2021 (Unaudited) -
Statement of Investments - 23
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
CNX Resources Corp. ,
6.00%, 1/15/2029(a) 35,000 36,371
Empresa Electrica Cochrane
SpA ,
Reg. S, 5.50%, 5/14/2027 180,560 188,764
Energy Transfer Operating LP ,
4.75%, 1/15/2026 65,000 72,173
Enterprise Products Operating
LLC ,
3.75%, 2/15/2025 110,000 120,541
EQM Midstream Partners LP ,
4.75%, 1/15/2031(a) 85,000 82,450
EQT Corp. ,
8.50%, 2/1/2030(c) 30,000 38,259
Exxon Mobil Corp. ,
2.99%, 3/19/2025 75,000 80,369
Galaxy Pipeline Assets Bidco
Ltd. ,
2.16%, 3/31/2034(a) 200,000 193,750
Gran Tierra Energy
International Holdings Ltd. ,
Reg. S, 6.25%, 2/15/2025 200,000 165,500
Hess Midstream Operations
LP ,
5.13%, 6/15/2028(a) 60,000 60,660
Hilcorp Energy I LP ,
6.25%, 11/1/2028(a) 45,000 46,350
5.75%, 2/1/2029(a) 30,000 30,262
Indigo Natural Resources
LLC ,
5.38%, 2/1/2029(a) 40,000 39,408
MEG Energy Corp. ,
7.13%, 2/1/2027(a) 60,000 62,850
5.88%, 2/1/2029(a) 10,000 10,025
MPLX LP ,
1.75%, 3/1/2026 60,000 60,092
NGL Energy Operating LLC ,
7.50%, 2/1/2026(a) 85,000 87,338
NuStar Logistics LP ,
6.38%, 10/1/2030 45,000 48,656
Occidental Petroleum Corp. ,
8.00%, 7/15/2025 25,000 28,698
3.50%, 8/15/2029 40,000 37,532
6.63%, 9/1/2030 30,000 33,714
6.13%, 1/1/2031 50,000 55,210
ONGC Videsh Ltd. ,
Reg. S, 4.63%, 7/15/2024 200,000 218,964
Ovintiv , Inc. ,
7.38%, 11/1/2031 35,000 44,520
Parkland Corp. ,
4.50%, 10/1/2029(a) 55,000 55,069
Peabody Energy Corp. ,
8.50%, 12/31/2024(a) 15,000 6,160
Peru LNG Srl ,
Reg. S, 5.38%, 3/22/2030 200,000 179,252
Pioneer Natural Resources
Co. ,
1.13%, 1/15/2026 70,000 68,724
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
PTTEP Treasury Center Co.
Ltd. ,
2.59%, 6/10/2027(a) 200,000 205,668
Rattler Midstream LP ,
5.63%, 7/15/2025(a) 30,000 31,324
Sabine Pass Liquefaction
LLC ,
5.00%, 3/15/2027 80,000 91,060
Sunoco LP ,
6.00%, 4/15/2027 35,000 36,619
4.50%, 5/15/2029(a) 20,000 19,925
Targa Resources Partners LP ,
5.50%, 3/1/2030 60,000 63,000
Total Capital International SA ,
3.39%, 6/29/2060 100,000 95,337
UEP Penonome II SA ,
6.50%, 10/1/2038(a) 200,000 201,502
Valero Energy Corp. ,
2.85%, 4/15/2025 75,000 78,408
Western Midstream Operating
LP ,
4.35%, 2/1/2025(c) 45,000 46,575
Williams Cos., Inc. (The) ,
3.75%, 6/15/2027 60,000 65,405
3,416,942
Paper & Forest Products 0.1%
Georgia-Pacific LLC ,
3.60%, 3/1/2025(a) 101,000 109,118
Pharmaceuticals 0.1%
Bausch Health Cos., Inc. ,
6.25%, 2/15/2029(a) 100,000 106,296
Endo Luxembourg Finance
Co. I Sarl ,
6.13%, 4/1/2029(a) 35,000 35,306
Royalty Pharma plc ,
3.30%, 9/2/2040(a) 115,000 110,860
Viatris , Inc. ,
1.65%, 6/22/2025(a) 30,000 30,106
282,568
Professional Services 0.0%
†
Dun & Bradstreet Corp. (The) ,
6.88%, 8/15/2026(a) 30,000 32,031
Jaguar Holding Co. II ,
5.00%, 6/15/2028(a) 25,000 26,038
58,069
Real Estate Management & Development 0.0%
†
Realogy Group LLC ,
7.63%, 6/15/2025(a) 30,000 32,754
5.75%, 1/15/2029(a) 45,000 44,381
77,135
Road & Rail 0.2%
CSX Corp. ,
3.35%, 9/15/2049 105,000 103,059
Kenan Advantage Group, Inc.
(The) ,
7.88%, 7/31/2023(a) 10,000 9,975

24 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund (formerly, DoubleLine
NVIT Total Return Tactical Fund)
Corporate Bonds
Principal
Amount ($) Value ($)
Road & Rail
NESCO Holdings II, Inc. ,
5.50%, 4/15/2029(a) 15,000 15,387
Penske Truck Leasing Co. LP ,
4.20%, 4/1/2027(a) 45,000 50,365
Uber Technologies, Inc. ,
7.50%, 9/15/2027(a) 40,000 44,183
Union Pacific Corp. ,
2.97%, 9/16/2062(a) 90,000 80,132
303,101
Semiconductors & Semiconductor Equipment 0.1%
Broadcom, Inc. ,
3.15%, 11/15/2025 27,000 28,778
3.42%, 4/15/2033(a) 88,000 88,252
Intel Corp. ,
3.10%, 2/15/2060 50,000 47,221
Micron Technology, Inc. ,
2.50%, 4/24/2023 115,000 119,357
283,608
Software 0.1%
Oracle Corp. ,
3.60%, 4/1/2050 105,000 101,701
Specialty Retail 0.1%
Asbury Automotive Group,
Inc. ,
4.50%, 3/1/2028 6,000 6,138
4.75%, 3/1/2030 6,000 6,198
Home Depot, Inc. (The) ,
3.90%, 6/15/2047 100,000 112,389
Staples, Inc. ,
7.50%, 4/15/2026(a) 55,000 58,011
182,736
Technology Hardware, Storage & Peripherals 0.2%
Apple, Inc. ,
1.25%, 8/20/2030 235,000 217,351
Dell International LLC ,
6.02%, 6/15/2026(a) 100,000 118,384
NetApp, Inc. ,
1.88%, 6/22/2025 55,000 56,142
391,877
Textiles, Apparel & Luxury Goods 0.1%
William Carter Co. (The) ,
5.50%, 5/15/2025(a) 110,000 117,320
Thrifts & Mortgage Finance 0.1%
Nationstar Mortgage Holdings,
Inc. ,
5.50%, 8/15/2028(a) 45,000 45,182
PennyMac Financial Services,
Inc. ,
4.25%, 2/15/2029(a) 75,000 71,719
116,901
Tobacco 0.1%
BAT Capital Corp. ,
2.73%, 3/25/2031 230,000 222,439
Corporate Bonds
Principal
Amount ($) Value ($)
Trading Companies & Distributors 0.1%
Air Lease Corp. ,
3.25%, 3/1/2025 120,000 126,438
Beacon Roofing Supply, Inc. ,
4.88%, 11/1/2025(a) 75,000 76,687
203,125
Transportation Infrastructure 0.1%
PSA Treasury Pte. Ltd. ,
Reg. S, 2.13%, 9/5/2029 200,000 198,096
Water Utilities 0.1%
Essential Utilities, Inc. ,
3.35%, 4/15/2050 115,000 111,281
Wireless Telecommunication Services 0.2%
Gogo Intermediate Holdings
LLC ,
9.88%, 5/1/2024(a) 45,000 47,362
Sprint Corp. ,
7.13%, 6/15/2024 65,000 74,831
T-Mobile USA, Inc. ,
2.25%, 2/15/2026 110,000 110,791
3.38%, 4/15/2029 20,000 20,150
3.88%, 4/15/2030(a) 105,000 113,963
2.88%, 2/15/2031 20,000 19,330
386,427
Total Corporate Bonds
(cost $25,655,776)
26,180,800
Foreign Government Securities 1.7%
BRAZIL 0.1%
Federative Republic of Brazil ,
5.63%, 2/21/2047 200,000 203,674
CHILE 0.1%
Republic of Chile ,
3.10%, 1/22/2061 200,000 185,258
COLOMBIA 0.1%
Republic of Colombia ,
4.13%, 5/15/2051 250,000 237,835
INDONESIA 0.1%
Republic of Indonesia ,
4.35%, 1/11/2048 200,000 216,997
ISRAEL 0.1%
State of Israel Government
Bond ,
3.38%, 1/15/2050 200,000 202,000
MEXICO 0.2%
United Mexican States ,
4.60%, 2/10/2048 200,000 204,732
3.77%, 5/24/2061 200,000 176,850
381,582

NVIT DoubleLine Total Return Tactical Fund (formerly, DoubleLine NVIT Total Return Tactical Fund) - March 31, 2021 (Unaudited) -
Statement of Investments - 25
Foreign Government Securities
Principal
Amount ($) Value ($)
PANAMA 0.1%
Republic of Panama ,
3.87%, 7/23/2060 200,000 197,664
PERU 0.2%
Republic of Peru ,
3.30%, 3/11/2041 250,000 243,320
PHILIPPINES 0.2%
Republic of Philippines ,
1.65%, 6/10/2031 200,000 188,892
3.70%, 3/1/2041 200,000 208,774
397,666
SAUDI ARABIA 0.2%
Kingdom of Saudi Arabia ,
2.90%, 10/22/2025(a) 200,000 212,000
Reg. S, 3.75%, 1/21/2055 200,000 195,840
407,840
THAILAND 0.1%
Export Import Bank of
Thailand ,
Reg. S, (ICE LIBOR USD
3 Month + 0.85%), 1.03%,
5/23/2024(d) 200,000 201,392
UNITED ARAB EMIRATES 0.2%
United Arab Emirates
Government Bond ,
3.13%, 4/16/2030(a) 200,000 214,315
Reg. S, 3.13%, 9/30/2049 200,000 190,476
404,791
Total Foreign Government Securities
(cost $3,278,637)
3,280,019
Mortgage-Backed Securities 14.8%
FHLMC Gold Pool
Pool# T65102
2.50%, 10/1/2042 1,152,530 1,170,364
Pool# Q50135
3.50%, 8/1/2047 2,882,676 3,060,917
Pool# G08775
4.00%, 8/1/2047 995,816 1,074,854
Pool# Q51461
3.50%, 10/1/2047 1,219,689 1,294,722
FHLMC Pool Gold Pool Pool #
RE6066 ,
2.00%, 10/1/2050 2,778,598
2,751,122
FNMA Pool
Pool# BL4468
2.41%, 10/1/2029 4,000,000 4,173,375
Pool# BL6290
2.08%, 5/1/2030 2,100,000 2,132,549
Pool# BL5315
2.44%, 1/1/2032 2,200,000 2,256,023
Pool# BL5793
2.54%, 2/1/2032 2,113,000 2,194,779
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA Pool
Pool# BL4073
2.96%, 9/1/2034 2,500,000 2,627,590
FNMA UMBS Pool
Pool# BE2453
3.00%, 12/1/2046 2,193,074 2,312,076
Pool# MA2888
2.50%, 1/1/2047 1,772,075 1,825,263
Pool# AS9937
3.00%, 7/1/2047 1,613,911 1,701,883
Total Mortgage-Backed Securities
(cost $28,209,550)
28,575,517
U.S. Treasury Obligations 17.9%
U.S. Treasury Bonds
1.63%, 11/15/2050 8,100,000 6,749,578
1.88%, 2/15/2051 7,300,000 6,478,750
U.S. Treasury Notes
1.50%, 8/31/2021 3,950,000 3,974,071
0.25%, 11/15/2023 4,000,000 3,997,969
2.13%, 7/31/2024 1,500,000 1,583,262
0.25%, 6/30/2025 2,700,000 2,645,367
2.25%, 11/15/2025 2,950,000 3,141,404
1.63%, 5/15/2026 750,000 774,580
0.50%, 6/30/2027 2,150,000 2,051,822
0.63%, 5/15/2030 1,100,000 1,001,000
0.63%, 8/15/2030 2,500,000 2,265,625
Total U.S. Treasury Obligations
(cost $36,256,714)
34,663,428
Investment Company 2.8%
Shares
Fixed Income Fund 2.8%
DoubleLine Floating Rate
Fund, Class I 560,459 5,329,965
Total Investment Company
(cost $5,449,882)
5,329,965

26 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund (formerly, DoubleLine
NVIT Total Return Tactical Fund)
Short-Term Investments 2.6%
Principal
Amount ($) Value ($)
U.S. Treasury Obligations 2.6%
U.S. Treasury Bills
0.10%, 4/29/2021 700,000 699,995
0.09%, 6/3/2021 4,300,000 4,299,887
Total U.S. Treasury Obligations
(cost $4,999,293)
4,999,882
Total Short-Term Investments
(cost $4,999,293)
4,999,882
Total Investments
(cost $190,561,762) — 98.1%
189,527,594
Other assets in excess of
liabilities — 1.9% 3,649,854
NET ASSETS — 100.0%
$ 193,177,448
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at March 31, 2021 was
$40,638,734 which represents 21.04% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of March 31,
2021.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at March 31, 2021.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of March 31, 2021.
(e) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2021. The
maturity date reflects the next call date.
(f) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(g) Perpetual bo nd security. The maturity date reflects the next call date.
ACES Alternative Credit Enhancement Services
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

NVIT DoubleLine Total Return Tactical Fund (formerly, DoubleLine NVIT Total Return Tactical Fund) - March 31, 2021 (Unaudited) -
Statement of Investments - 27
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

28 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund (formerly, DoubleLine
NVIT Total Return Tactical Fund)
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 27,003,149 $ – $ 27,003,149
Collateralized Mortgage Obligations – 46,577,498 – 46,577,498
Commercial Mortgage-Backed Securities – 12,917,336 – 12,917,336
Corporate Bonds – 26,180,800 – 26,180,800
Foreign Government Securities – 3,280,019 – 3,280,019
Investment Company 5,329,965 – – 5,329,965
Mortgage-Backed Securities – 28,575,517 – 28,575,517
Short-Term Investments – 4,999,882 – 4,999,882
U.S. Treasury Obligations – 34,663,428 – 34,663,428
Total $ 5,329,965 $ 184,197,629 $ – $ 189,527,594
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Federated High Income Bond Fund (formerly, Federated NVIT High Income Bond Fund) - March 31, 2021 (Unaudited) - State-
ment of Investments - 29
Common Stocks 0.7%
Shares Value ($)
Chemicals 0.1%
Hexion Holdings Corp.,
Class B * 7,485 112,275
Independent Energy 0.3%
Oasis Petroleum, Inc. 4,603 273,372
Whiting Petroleum Corp. * 1,063 37,683
311,055
Media Entertainment 0.1%
iHeartMedia , Inc., Class A * 4,485 81,403
Oil Field Services 0.2%
Superior Energy Services
LLC *∞ 9,956 308,636
Retailers 0.0%
†
Party City Holdco, Inc. * 4,961 28,774
Total Common Stocks
(cost $1,066,815)
842,143
Corporate Bonds 96.0%
Principal
Amount ($)
Aerospace & Defense 1.5%
TransDigm UK Holdings plc ,
6.88%, 5/15/2026 300,000 315,750
TransDigm , Inc. ,
6.50%, 5/15/2025 275,000 280,156
6.25%, 3/15/2026(a) 475,000 503,595
5.50%, 11/15/2027 675,000 698,713
1,798,214
Airlines 0.5%
American Airlines, Inc. ,
5.50%, 4/20/2026(a) 325,000 338,224
5.75%, 4/20/2029(a) 250,000 265,913
Hawaiian Brand Intellectual
Property Ltd. ,
5.75%, 1/20/2026(a) 25,000 26,565
630,702
Automotive 5.5%
Adient Global Holdings Ltd. ,
4.88%, 8/15/2026(a) 450,000 465,111
American Axle &
Manufacturing, Inc. ,
6.50%, 4/1/2027 225,000 233,437
Clarios Global LP ,
6.75%, 5/15/2025(a) 25,000 26,743
6.25%, 5/15/2026(a) 50,000 53,102
8.50%, 5/15/2027(a) 825,000 887,906
Dana Financing Luxembourg
Sarl ,
5.75%, 4/15/2025(a) 100,000 102,875
6.50%, 6/1/2026(a) 300,000 311,250
Ford Motor Credit Co. LLC ,
3.81%, 10/12/2021 450,000 454,777
3.38%, 11/13/2025 475,000 483,075
4.39%, 1/8/2026 450,000 472,981
4.27%, 1/9/2027 575,000 596,563
5.11%, 5/3/2029 475,000 509,889
Corporate Bonds
Principal
Amount ($) Value ($)
Automotive
Ford Motor Credit Co. LLC,
4.00%, 11/13/2030 475,000 471,195
IHO Verwaltungs GmbH ,
6.00%, 5/15/2027(a)(b) 450,000 472,108
JB Poindexter & Co., Inc. ,
7.13%, 4/15/2026(a) 375,000 396,094
KAR Auction Services, Inc. ,
5.13%, 6/1/2025(a) 325,000 330,866
Real Hero Merger Sub 2, Inc. ,
6.25%, 2/1/2029(a) 350,000 361,375
6,629,347
Building Materials 2.8%
American Builders &
Contractors Supply Co.,
Inc. ,
5.88%, 5/15/2026(a) 575,000 593,791
4.00%, 1/15/2028(a) 75,000 75,000
Core & Main LP ,
6.13%, 8/15/2025(a) 575,000 590,146
Cornerstone Building Brands,
Inc. ,
8.00%, 4/15/2026(a) 375,000 390,487
6.13%, 1/15/2029(a) 100,000 106,500
CP Atlas Buyer, Inc. ,
7.00%, 12/1/2028(a) 225,000 236,486
Foundation Building Materials,
Inc. ,
6.00%, 3/1/2029(a) 100,000 98,750
Interface, Inc. ,
5.50%, 12/1/2028(a) 25,000 25,844
Standard Industries, Inc. ,
5.00%, 2/15/2027(a) 600,000 625,500
3.38%, 1/15/2031(a) 275,000 260,562
White Cap Buyer LLC ,
6.88%, 10/15/2028(a) 250,000 265,423
White Cap Parent LLC ,
8.25%, 3/15/2026(a)(b) 150,000 156,375
3,424,864
Cable Satellite 7.8%
CCO Holdings LLC ,
5.50%, 5/1/2026(a) 175,000 180,478
5.88%, 5/1/2027(a) 325,000 335,400
5.00%, 2/1/2028(a) 525,000 555,266
5.38%, 6/1/2029(a) 200,000 214,500
4.75%, 3/1/2030(a) 625,000 647,656
4.50%, 8/15/2030(a) 75,000 76,440
4.25%, 2/1/2031(a) 150,000 150,333
4.50%, 5/1/2032(a) 400,000 405,000
CSC Holdings LLC ,
5.88%, 9/15/2022 200,000 211,181
5.25%, 6/1/2024 425,000 458,469
5.50%, 5/15/2026(a) 250,000 257,750
5.50%, 4/15/2027(a) 725,000 761,504
7.50%, 4/1/2028(a) 250,000 275,700
5.75%, 1/15/2030(a) 200,000 210,649
4.63%, 12/1/2030(a) 350,000 344,265
DISH DBS Corp. ,
5.88%, 11/15/2024 325,000 339,891

30 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Federated High Income Bond Fund (formerly, Federated NVIT
High Income Bond Fund)
Corporate Bonds
Principal
Amount ($) Value ($)
Cable Satellite
DISH DBS Corp.,
7.75%, 7/1/2026 275,000 303,527
7.38%, 7/1/2028 50,000 52,453
Intelsat Jackson Holdings SA ,
5.50%, 8/1/2023(c) 225,000 137,813
8.50%, 10/15/2024(a)(c) 75,000 47,023
9.75%, 7/15/2025(a)(c) 100,000 61,750
Sirius XM Radio, Inc. ,
3.88%, 8/1/2022(a) 150,000 150,562
4.63%, 7/15/2024(a) 200,000 206,020
5.38%, 7/15/2026(a) 550,000 567,875
5.50%, 7/1/2029(a) 75,000 81,094
Telenet Finance Luxembourg
Notes Sarl ,
5.50%, 3/1/2028(a) 600,000 630,000
Virgin Media Secured Finance
plc ,
5.50%, 8/15/2026(a) 275,000 285,342
5.50%, 5/15/2029(a) 225,000 238,781
Virgin Media Vendor Financing
Notes IV DAC ,
5.00%, 7/15/2028(a) 325,000 330,687
Ziggo Bond Co. BV ,
6.00%, 1/15/2027(a) 275,000 286,687
5.13%, 2/28/2030(a) 200,000 204,500
Ziggo BV ,
5.50%, 1/15/2027(a) 383,000 398,799
9,407,395
Chemicals 3.0%
Axalta Coating Systems LLC ,
4.75%, 6/15/2027(a) 150,000 156,795
3.38%, 2/15/2029(a) 150,000 146,280
Compass Minerals
International, Inc. ,
4.88%, 7/15/2024(a) 350,000 362,768
6.75%, 12/1/2027(a) 150,000 160,500
Element Solutions, Inc. ,
3.88%, 9/1/2028(a) 225,000 222,019
HB Fuller Co. ,
4.25%, 10/15/2028 75,000 76,204
Hexion , Inc. ,
7.88%, 7/15/2027(a) 450,000 483,862
Illuminate Buyer LLC ,
9.00%, 7/1/2028(a) 125,000 140,662
INEOS Quattro Finance 2 plc ,
3.38%, 1/15/2026(a) 200,000 200,000
Koppers , Inc. ,
6.00%, 2/15/2025(a) 750,000 773,093
Nouryon Holding BV ,
8.00%, 10/1/2026(a) 550,000 585,063
PQ Corp. ,
5.75%, 12/15/2025(a) 175,000 179,375
WR Grace & Co.-Conn ,
4.88%, 6/15/2027(a) 125,000 129,400
3,616,021
Corporate Bonds
Principal
Amount ($) Value ($)
Construction Machinery 0.8%
H&E Equipment Services,
Inc. ,
3.88%, 12/15/2028(a) 275,000 267,438
Terex Corp. ,
5.00%, 5/15/2029(a) 125,000 129,400
United Rentals North America,
Inc. ,
5.88%, 9/15/2026 175,000 183,094
5.50%, 5/15/2027 150,000 159,975
4.88%, 1/15/2028 150,000 158,005
3.88%, 2/15/2031 50,000 50,250
948,162
Consumer Cyclical Services 2.3%
Allied Universal Holdco LLC ,
6.63%, 7/15/2026(a) 250,000 265,120
9.75%, 7/15/2027(a) 875,000 960,050
Brink's Co. (The) ,
5.50%, 7/15/2025(a) 75,000 79,219
Garda World Security Corp. ,
4.63%, 2/15/2027(a) 125,000 125,000
9.50%, 11/1/2027(a) 732,000 810,229
Go Daddy Operating Co. LLC ,
5.25%, 12/1/2027(a) 250,000 264,375
Signal Parent, Inc. ,
6.13%, 4/1/2029(a) 275,000 272,250
2,776,243
Consumer Products 0.6%
Edgewell Personal Care Co. ,
4.13%, 4/1/2029(a) 275,000 273,405
Energizer Holdings, Inc. ,
4.75%, 6/15/2028(a) 125,000 128,906
4.38%, 3/31/2029(a) 175,000 175,613
Prestige Brands, Inc. ,
5.13%, 1/15/2028(a) 50,000 52,429
3.75%, 4/1/2031(a) 100,000 95,375
725,728
Diversified Manufacturing 1.1%
Gates Global LLC ,
6.25%, 1/15/2026(a) 550,000 576,125
WESCO Distribution, Inc. ,
5.38%, 6/15/2024 200,000 203,750
7.13%, 6/15/2025(a) 100,000 109,350
7.25%, 6/15/2028(a) 350,000 390,738
1,279,963
Finance Companies 2.1%
LD Holdings Group LLC ,
6.13%, 4/1/2028(a) 200,000 202,480
Navient Corp. ,
5.88%, 10/25/2024 600,000 630,066
6.75%, 6/25/2025 250,000 271,437
6.75%, 6/15/2026 75,000 81,300
5.00%, 3/15/2027 25,000 25,063
Quicken Loans LLC ,
5.25%, 1/15/2028(a) 275,000 288,750
3.63%, 3/1/2029(a) 150,000 144,375
3.88%, 3/1/2031(a) 200,000 192,500

NVIT Federated High Income Bond Fund (formerly, Federated NVIT High Income Bond Fund) - March 31, 2021 (Unaudited) - State-
ment of Investments - 31
Corporate Bonds
Principal
Amount ($) Value ($)
Finance Companies
United Wholesale Mortgage
LLC ,
5.50%, 11/15/2025(a) 500,000 521,250
5.50%, 4/15/2029(a) 175,000 175,000
2,532,221
Food & Beverage 2.2%
Aramark Services, Inc. ,
6.38%, 5/1/2025(a) 475,000 503,500
Kraft Heinz Foods Co. ,
4.25%, 3/1/2031 300,000 330,281
5.20%, 7/15/2045 375,000 433,708
4.38%, 6/1/2046 125,000 130,671
Post Holdings, Inc. ,
5.75%, 3/1/2027(a) 725,000 762,526
4.50%, 9/15/2031(a) 325,000 321,425
US Foods, Inc. ,
4.75%, 2/15/2029(a) 175,000 175,000
2,657,111
Food & Staples Retailing 0.0%
†
Jitney-Jungle Stores of
America, Inc. ,
10.38%, 9/15/2007^∞(c) 100,000 0
Gaming 4.4%
Affinity Gaming ,
6.88%, 12/15/2027(a) 225,000 237,094
Bally's Corp. ,
6.75%, 6/1/2027(a) 125,000 134,063
Boyd Gaming Corp. ,
8.63%, 6/1/2025(a) 50,000 55,600
6.38%, 4/1/2026 250,000 258,125
6.00%, 8/15/2026 400,000 416,470
Caesars Entertainment, Inc. ,
6.25%, 7/1/2025(a) 225,000 239,853
8.13%, 7/1/2027(a) 300,000 330,824
Caesars Resort Collection
LLC ,
5.75%, 7/1/2025(a) 25,000 26,383
5.25%, 10/15/2025(a) 275,000 276,013
CCM Merger, Inc. ,
6.38%, 5/1/2026(a) 50,000 53,094
MGM Growth Properties
Operating Partnership LP ,
5.63%, 5/1/2024 225,000 241,508
3.88%, 2/15/2029(a) 50,000 49,806
MGM Resorts International ,
6.75%, 5/1/2025 100,000 107,743
4.63%, 9/1/2026 77,000 80,746
5.50%, 4/15/2027 216,000 232,200
4.75%, 10/15/2028 125,000 129,109
Mohegan Gaming &
Entertainment ,
7.88%, 10/15/2024(a) 125,000 130,469
8.00%, 2/1/2026(a) 525,000 528,937
Scientific Games International,
Inc. ,
8.25%, 3/15/2026(a) 25,000 26,812
7.25%, 11/15/2029(a) 100,000 108,500
Corporate Bonds
Principal
Amount ($) Value ($)
Gaming
Stars Group Holdings BV ,
7.00%, 7/15/2026(a) 625,000 653,125
Station Casinos LLC ,
5.00%, 10/1/2025(a) 225,000 227,812
4.50%, 2/15/2028(a) 175,000 174,345
VICI Properties LP ,
3.50%, 2/15/2025(a) 25,000 25,453
4.25%, 12/1/2026(a) 175,000 179,040
3.75%, 2/15/2027(a) 25,000 25,000
4.63%, 12/1/2029(a) 125,000 129,670
4.13%, 8/15/2030(a) 225,000 226,958
5,304,752
Health Insurance 1.1%
Centene Corp. ,
5.38%, 6/1/2026(a) 75,000 78,428
5.38%, 8/15/2026(a) 100,000 105,490
4.25%, 12/15/2027 325,000 341,860
4.63%, 12/15/2029 400,000 432,922
3.38%, 2/15/2030 125,000 126,171
3.00%, 10/15/2030 200,000 199,668
Molina Healthcare, Inc. ,
3.88%, 11/15/2030(a) 50,000 51,437
1,335,976
Healthcare 6.1%
Acadia Healthcare Co., Inc. ,
5.50%, 7/1/2028(a) 50,000 52,637
5.00%, 4/15/2029(a) 25,000 25,943
AdaptHealth LLC ,
4.63%, 8/1/2029(a) 75,000 74,625
Avantor Funding, Inc. ,
4.63%, 7/15/2028(a) 375,000 391,635
Charles River Laboratories
International, Inc. ,
3.75%, 3/15/2029(a) 75,000 75,119
4.00%, 3/15/2031(a) 75,000 76,241
Community Health Systems,
Inc. ,
6.63%, 2/15/2025(a) 75,000 79,172
8.00%, 3/15/2026(a) 175,000 189,228
5.63%, 3/15/2027(a) 100,000 104,750
6.00%, 1/15/2029(a) 25,000 26,437
6.88%, 4/15/2029(a) 350,000 366,405
DaVita, Inc. ,
4.63%, 6/1/2030(a) 75,000 76,414
Global Medical Response,
Inc. ,
6.50%, 10/1/2025(a) 575,000 595,125
HCA, Inc. ,
5.38%, 2/1/2025 175,000 195,215
5.88%, 2/15/2026 725,000 831,031
5.38%, 9/1/2026 100,000 112,750
3.50%, 9/1/2030 350,000 352,965
IQVIA, Inc. ,
5.00%, 10/15/2026(a) 275,000 285,656
Legacy LifePoint Health LLC ,
6.75%, 4/15/2025(a) 150,000 159,375
4.38%, 2/15/2027(a) 100,000 98,000

32 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Federated High Income Bond Fund (formerly, Federated NVIT
High Income Bond Fund)
Corporate Bonds
Principal
Amount ($) Value ($)
Healthcare
MEDNAX, Inc. ,
6.25%, 1/15/2027(a) 225,000 240,593
MPH Acquisition Holdings
LLC ,
5.75%, 11/1/2028(a) 625,000 609,375
RegionalCare Hospital
Partners Holdings, Inc. ,
9.75%, 12/1/2026(a) 475,000 514,188
Team Health Holdings, Inc. ,
6.38%, 2/1/2025(a) 375,000 330,443
Teleflex, Inc. ,
4.63%, 11/15/2027 75,000 79,406
4.25%, 6/1/2028(a) 25,000 25,906
Tenet Healthcare Corp. ,
6.75%, 6/15/2023 300,000 325,170
5.13%, 5/1/2025 375,000 380,269
4.88%, 1/1/2026(a) 175,000 181,958
6.25%, 2/1/2027(a) 250,000 263,966
5.13%, 11/1/2027(a) 175,000 182,997
4.63%, 6/15/2028(a) 25,000 25,625
Vizient , Inc. ,
6.25%, 5/15/2027(a) 100,000 106,125
7,434,744
Hotels, Restaurants & Leisure 0.5%
Hilton Domestic Operating
Co., Inc. ,
5.38%, 5/1/2025(a) 75,000 79,050
5.75%, 5/1/2028(a) 75,000 80,720
4.88%, 1/15/2030 125,000 132,600
3.63%, 2/15/2032(a) 175,000 169,855
Wyndham Hotels & Resorts,
Inc. ,
4.38%, 8/15/2028(a) 100,000 101,150
563,375
Independent Energy 5.7%
Antero Resources Corp. ,
5.63%, 6/1/2023 75,000 75,253
5.00%, 3/1/2025 250,000 250,193
7.63%, 2/1/2029(a) 25,000 26,625
Apache Corp. ,
4.63%, 11/15/2025 50,000 51,515
4.88%, 11/15/2027 100,000 102,500
Ascent Resources Utica
Holdings LLC ,
7.00%, 11/1/2026(a) 300,000 299,813
8.25%, 12/31/2028(a) 50,000 52,000
Berry Petroleum Co. LLC ,
7.00%, 2/15/2026(a) 225,000 217,687
Callon Petroleum Co. ,
6.25%, 4/15/2023 150,000 133,500
8.25%, 7/15/2025 125,000 106,250
6.38%, 7/1/2026 150,000 118,500
Centennial Resource
Production LLC ,
6.88%, 4/1/2027(a) 225,000 200,250
Chesapeake Energy Corp. ,
7.00%, 10/1/2024 200,000 4,250
5.50%, 2/1/2026(a) 25,000 26,022
Corporate Bonds
Principal
Amount ($) Value ($)
Independent Energy
Chesapeake Energy Corp.,
5.88%, 2/1/2029(a) 25,000 26,500
Comstock Resources, Inc. ,
6.75%, 3/1/2029(a) 250,000 256,250
Continental Resources, Inc. ,
4.38%, 1/15/2028 150,000 157,725
5.75%, 1/15/2031(a) 200,000 225,972
CrownRock LP ,
5.63%, 10/15/2025(a) 450,000 459,099
Double Eagle III Midco 1 LLC ,
7.75%, 12/15/2025(a) 275,000 293,623
Endeavor Energy Resources
LP ,
6.63%, 7/15/2025(a) 125,000 133,592
5.50%, 1/30/2026(a) 25,000 25,945
5.75%, 1/30/2028(a) 100,000 105,632
EQT Corp. ,
3.90%, 10/1/2027 50,000 51,000
5.00%, 1/15/2029 50,000 53,500
8.50%, 2/1/2030(d) 100,000 127,530
Occidental Petroleum Corp. ,
2.90%, 8/15/2024 275,000 271,986
3.50%, 6/15/2025 200,000 198,000
8.00%, 7/15/2025 125,000 143,491
5.88%, 9/1/2025 175,000 187,040
3.20%, 8/15/2026 150,000 143,926
8.88%, 7/15/2030 225,000 283,725
6.63%, 9/1/2030 175,000 196,665
6.45%, 9/15/2036 225,000 248,346
4.30%, 8/15/2039 200,000 169,602
4.10%, 2/15/2047 100,000 80,127
4.40%, 8/15/2049 125,000 104,534
PDC Energy, Inc. ,
6.13%, 9/15/2024 175,000 179,572
5.75%, 5/15/2026 100,000 103,725
Range Resources Corp. ,
4.88%, 5/15/2025 173,000 171,270
9.25%, 2/1/2026 125,000 135,815
8.25%, 1/15/2029(a) 100,000 107,000
SM Energy Co. ,
5.00%, 1/15/2024 325,000 305,663
6.75%, 9/15/2026 100,000 92,400
Ultratech CH ,
7.13%, 4/15/2025^∞(c) 100,000 0
WPX Energy, Inc. ,
5.75%, 6/1/2026 50,000 52,360
5.25%, 10/15/2027 75,000 79,914
5.88%, 6/15/2028 15,000 16,535
6,852,422
Industrial - Other 0.5%
Booz Allen Hamilton, Inc. ,
3.88%, 9/1/2028(a) 50,000 50,263
Cushman & Wakefield US
Borrower LLC ,
6.75%, 5/15/2028(a) 50,000 54,062
Vertical Holdco GmbH ,
7.63%, 7/15/2028(a) 200,000 215,050

NVIT Federated High Income Bond Fund (formerly, Federated NVIT High Income Bond Fund) - March 31, 2021 (Unaudited) - State-
ment of Investments - 33
Corporate Bonds
Principal
Amount ($) Value ($)
Industrial - Other
Vertical US Newco , Inc. ,
5.25%, 7/15/2027(a) 225,000 235,547
554,922
Insurance - P&C 4.5%
Alliant Holdings Intermediate
LLC ,
6.75%, 10/15/2027(a) 600,000 638,622
AmWINS Group, Inc. ,
7.75%, 7/1/2026(a) 650,000 695,500
Ardonagh Midco 2 plc ,
12.75%, 1/15/2027(a)(b) 266,026 277,487
AssuredPartners , Inc. ,
7.00%, 8/15/2025(a) 550,000 568,480
5.63%, 1/15/2029(a) 25,000 25,475
GTCR AP Finance, Inc. ,
8.00%, 5/15/2027(a) 150,000 161,063
HUB International Ltd. ,
7.00%, 5/1/2026(a) 1,400,000 1,453,774
NFP Corp. ,
7.00%, 5/15/2025(a) 50,000 53,625
6.88%, 8/15/2028(a) 825,000 855,937
USI, Inc. ,
6.88%, 5/1/2025(a) 700,000 712,250
5,442,213
Leisure 0.4%
Six Flags Entertainment Corp. ,
5.50%, 4/15/2027(a) 250,000 259,063
Six Flags Theme Parks, Inc. ,
7.00%, 7/1/2025(a) 125,000 135,156
VOC Escrow Ltd. ,
5.00%, 2/15/2028(a) 100,000 98,787
493,006
Media Entertainment 7.0%
AMC Networks, Inc. ,
5.00%, 4/1/2024 169,000 171,112
4.25%, 2/15/2029 350,000 340,375
Cumulus Media New
Holdings, Inc. ,
6.75%, 7/1/2026(a) 213,000 216,994
Diamond Sports Group LLC ,
5.38%, 8/15/2026(a) 250,000 180,000
6.63%, 8/15/2027(a) 425,000 221,000
Entercom Media Corp. ,
7.25%, 11/1/2024(a) 350,000 362,250
6.50%, 5/1/2027(a) 275,000 284,281
6.75%, 3/31/2029(a) 75,000 77,884
Gray Television, Inc. ,
5.88%, 7/15/2026(a) 350,000 362,688
7.00%, 5/15/2027(a) 125,000 135,937
4.75%, 10/15/2030(a) 75,000 74,344
iHeartCommunications , Inc. ,
6.38%, 5/1/2026 75,360 79,976
8.38%, 5/1/2027 645,964 692,796
5.25%, 8/15/2027(a) 150,000 154,292
4.75%, 1/15/2028(a) 100,000 100,750
Lamar Media Corp. ,
4.88%, 1/15/2029 100,000 104,250
Corporate Bonds
Principal
Amount ($) Value ($)
Media Entertainment
Lamar Media Corp.,
3.63%, 1/15/2031(a) 50,000 48,302
Match Group Holdings II LLC ,
5.00%, 12/15/2027(a) 275,000 288,063
4.13%, 8/1/2030(a) 400,000 401,124
Nexstar Broadcasting, Inc. ,
5.63%, 7/15/2027(a) 375,000 393,045
4.75%, 11/1/2028(a) 275,000 277,897
Nielsen Co. Luxembourg
SARL (The) ,
5.00%, 2/1/2025(a) 275,000 281,187
Nielsen Finance LLC ,
5.00%, 4/15/2022(a) 126,000 126,026
5.63%, 10/1/2028(a) 50,000 52,563
5.88%, 10/1/2030(a) 75,000 81,281
Outfront Media Capital LLC ,
4.25%, 1/15/2029(a) 75,000 72,204
Scripps Escrow II, Inc. ,
3.88%, 1/15/2029(a) 75,000 73,687
5.38%, 1/15/2031(a) 50,000 49,625
Scripps Escrow, Inc. ,
5.88%, 7/15/2027(a) 250,000 258,750
Sinclair Television Group, Inc. ,
5.88%, 3/15/2026(a) 575,000 585,062
5.50%, 3/1/2030(a) 75,000 72,938
TEGNA, Inc. ,
4.63%, 3/15/2028 300,000 305,250
5.00%, 9/15/2029 450,000 466,992
Terrier Media Buyer, Inc. ,
8.88%, 12/15/2027(a) 700,000 753,235
Townsquare Media, Inc. ,
6.88%, 2/1/2026(a) 100,000 106,500
Urban One, Inc. ,
7.38%, 2/1/2028(a) 200,000 207,066
8,459,726
Metals & Mining 1.2%
Cleveland-Cliffs, Inc. ,
4.63%, 3/1/2029(a) 275,000 274,532
4.88%, 3/1/2031(a) 275,000 274,313
Coeur Mining, Inc. ,
5.13%, 2/15/2029(a) 225,000 215,089
Freeport-McMoRan, Inc. ,
5.00%, 9/1/2027 100,000 106,260
4.38%, 8/1/2028 125,000 132,594
5.25%, 9/1/2029 100,000 109,352
4.63%, 8/1/2030 200,000 217,645
5.40%, 11/14/2034 125,000 148,814
1,478,599
Midstream 7.8%
AmeriGas Partners LP ,
5.50%, 5/20/2025 75,000 81,563
5.88%, 8/20/2026 350,000 385,140
5.75%, 5/20/2027 75,000 81,750
Antero Midstream Partners LP ,
5.38%, 9/15/2024 425,000 428,719
5.75%, 3/1/2027(a) 250,000 250,055
5.75%, 1/15/2028(a) 525,000 525,000

34 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Federated High Income Bond Fund (formerly, Federated NVIT
High Income Bond Fund)
Corporate Bonds
Principal
Amount ($) Value ($)
Midstream
Cheniere Energy Partners LP ,
5.63%, 10/1/2026 225,000 235,282
4.50%, 10/1/2029 75,000 77,777
4.00%, 3/1/2031(a) 275,000 279,812
Cheniere Energy, Inc. ,
4.63%, 10/15/2028(a) 125,000 129,817
CNX Midstream Partners LP ,
6.50%, 3/15/2026(a) 575,000 585,063
EQM Midstream Partners LP ,
4.75%, 7/15/2023 26,000 26,975
6.00%, 7/1/2025(a) 100,000 107,625
6.50%, 7/1/2027(a) 200,000 217,450
5.50%, 7/15/2028 325,000 341,165
4.50%, 1/15/2029(a) 125,000 121,808
4.75%, 1/15/2031(a) 325,000 315,250
6.50%, 7/15/2048 100,000 99,750
Hess Midstream Operations
LP ,
5.13%, 6/15/2028(a) 200,000 202,200
Holly Energy Partners LP ,
5.00%, 2/1/2028(a) 225,000 227,880
NuStar Logistics LP ,
6.00%, 6/1/2026 100,000 107,808
5.63%, 4/28/2027 450,000 470,743
6.38%, 10/1/2030 25,000 27,031
Oasis Midstream Partners LP ,
8.00%, 4/1/2029(a) 175,000 179,375
Rattler Midstream LP ,
5.63%, 7/15/2025(a) 150,000 156,618
Solaris Midstream Holdings
LLC ,
7.63%, 4/1/2026(a) 75,000 76,687
Suburban Propane Partners
LP ,
5.50%, 6/1/2024 525,000 533,059
5.88%, 3/1/2027 150,000 156,000
Summit Midstream Holdings
LLC ,
5.50%, 8/15/2022 175,000 169,313
5.75%, 4/15/2025 325,000 264,875
Targa Resources Partners LP ,
5.88%, 4/15/2026 300,000 314,063
5.38%, 2/1/2027 350,000 362,973
6.50%, 7/15/2027 75,000 81,501
5.00%, 1/15/2028 50,000 52,062
5.50%, 3/1/2030 350,000 367,500
4.00%, 1/15/2032(a) 50,000 47,026
TransMontaigne Partners LP ,
6.13%, 2/15/2026 150,000 150,750
Western Midstream Operating
LP ,
4.00%, 7/1/2022 75,000 76,877
4.65%, 7/1/2026 75,000 79,104
4.50%, 3/1/2028 325,000 337,389
5.45%, 4/1/2044 50,000 51,275
5.30%, 3/1/2048 500,000 501,770
5.50%, 8/15/2048 100,000 98,412
9,382,292
Corporate Bonds
Principal
Amount ($) Value ($)
Oil Field Services 1.6%
Archrock Partners LP ,
6.88%, 4/1/2027(a) 400,000 417,000
6.25%, 4/1/2028(a) 225,000 228,555
Nabors Industries Ltd. ,
7.25%, 1/15/2026(a) 200,000 166,000
7.50%, 1/15/2028(a) 75,000 61,687
Precision Drilling Corp. ,
7.75%, 12/15/2023 150,000 150,563
7.13%, 1/15/2026(a) 75,000 72,822
Shelf Drilling Holdings Ltd. ,
8.25%, 2/15/2025(a) 200,000 146,000
USA Compression Partners
LP ,
6.88%, 4/1/2026 450,000 461,531
6.88%, 9/1/2027 250,000 257,500
1,961,658
Packaging 5.7%
ARD Finance SA ,
6.50%, 6/30/2027(a) 575,000 603,750
Ardagh Metal Packaging
Finance USA LLC ,
4.00%, 9/1/2029(a) 200,000 199,674
Ardagh Packaging Finance
plc ,
5.25%, 8/15/2027(a) 400,000 408,032
5.25%, 8/15/2027(a) 200,000 204,016
Ball Corp. ,
2.88%, 8/15/2030 175,000 168,569
Berry Global, Inc. ,
5.13%, 7/15/2023 72,000 72,810
4.88%, 7/15/2026(a) 225,000 238,085
5.63%, 7/15/2027(a) 175,000 184,844
Crown Americas LLC ,
4.75%, 2/1/2026 250,000 259,250
Flex Acquisition Co., Inc. ,
6.88%, 1/15/2025(a) 900,000 913,680
7.88%, 7/15/2026(a) 350,000 367,063
Mauser Packaging Solutions
Holding Co. ,
5.50%, 4/15/2024(a) 250,000 253,437
7.25%, 4/15/2025(a) 475,000 475,000
Owens-Brockway Glass
Container, Inc. ,
5.88%, 8/15/2023(a) 200,000 214,250
5.38%, 1/15/2025(a) 400,000 421,500
6.38%, 8/15/2025(a) 50,000 55,250
6.63%, 5/13/2027(a) 75,000 81,534
Reynolds Group Issuer, Inc. ,
4.00%, 10/15/2027(a) 425,000 416,500
Sealed Air Corp. ,
4.00%, 12/1/2027(a) 225,000 230,344
Trident TPI Holdings, Inc. ,
9.25%, 8/1/2024(a) 200,000 213,000
6.63%, 11/1/2025(a) 425,000 432,437
Trivium Packaging Finance
BV ,
8.50%, 8/15/2027(a)(d) 475,000 515,470
6,928,495

NVIT Federated High Income Bond Fund (formerly, Federated NVIT High Income Bond Fund) - March 31, 2021 (Unaudited) - State-
ment of Investments - 35
Corporate Bonds
Principal
Amount ($) Value ($)
Paper 0.7%
Clearwater Paper Corp. ,
5.38%, 2/1/2025(a) 550,000 583,000
Graphic Packaging
International LLC ,
4.75%, 7/15/2027(a) 100,000 109,250
3.50%, 3/1/2029(a) 100,000 97,250
789,500
Pharmaceuticals 3.7%
Bausch Health Americas, Inc. ,
9.25%, 4/1/2026(a) 150,000 166,200
8.50%, 1/31/2027(a) 325,000 360,547
Bausch Health Cos., Inc. ,
7.00%, 3/15/2024(a) 90,000 92,070
6.13%, 4/15/2025(a) 850,000 871,420
9.00%, 12/15/2025(a) 25,000 27,162
5.75%, 8/15/2027(a) 150,000 161,437
5.00%, 1/30/2028(a) 175,000 177,187
5.00%, 2/15/2029(a) 125,000 124,141
6.25%, 2/15/2029(a) 100,000 106,296
7.25%, 5/30/2029(a) 400,000 446,500
5.25%, 2/15/2031(a) 125,000 124,403
Endo Dac ,
9.50%, 7/31/2027(a) 150,000 162,937
6.00%, 6/30/2028(a) 361,000 292,410
Endo Luxembourg Finance
Co. I Sarl ,
6.13%, 4/1/2029(a) 75,000 75,656
Jaguar Holding Co. II ,
4.63%, 6/15/2025(a) 200,000 208,660
5.00%, 6/15/2028(a) 150,000 156,225
Mallinckrodt International
Finance SA ,
5.63%, 10/15/2023(a)(c) 450,000 318,375
5.50%, 4/15/2025(a)(c) 775,000 544,438
Syneos Health, Inc. ,
3.63%, 1/15/2029(a) 75,000 72,938
4,489,002
Restaurants 1.6%
1011778 BC ULC ,
4.38%, 1/15/2028(a) 75,000 75,354
4.00%, 10/15/2030(a) 1,150,000 1,109,750
KFC Holding Co. ,
5.25%, 6/1/2026(a) 275,000 283,410
4.75%, 6/1/2027(a) 150,000 157,312
Yum! Brands, Inc. ,
4.75%, 1/15/2030(a) 100,000 105,730
4.63%, 1/31/2032 150,000 153,001
1,884,557
Retailers 0.7%
Academy Ltd. ,
6.00%, 11/15/2027(a) 125,000 131,563
Levi Strauss & Co. ,
3.50%, 3/1/2031(a) 50,000 48,250
Michaels Stores, Inc. ,
8.00%, 7/15/2027(a) 250,000 276,250
NMG Holding Co., Inc. ,
7.13%, 4/1/2026(a) 150,000 153,000
Corporate Bonds
Principal
Amount ($) Value ($)
Retailers
Party City Holdings, Inc. ,
(ICE LIBOR USD 6 Month
+ 5.00%, 5.75% Floor),
5.75%, 7/15/2025(a)(e) 99,119 91,189
William Carter Co. (The) ,
5.50%, 5/15/2025(a) 50,000 53,327
5.63%, 3/15/2027(a) 50,000 52,813
806,392
Supermarkets 0.6%
Albertsons Cos., Inc. ,
5.75%, 3/15/2025 100,000 103,270
5.88%, 2/15/2028(a) 100,000 106,625
3.50%, 3/15/2029(a) 525,000 499,611
4.88%, 2/15/2030(a) 75,000 77,100
786,606
Technology 7.0%
ams AG ,
7.00%, 7/31/2025(a) 225,000 240,820
Banff Merger Sub, Inc. ,
9.75%, 9/1/2026(a) 200,000 213,000
Black Knight InfoServ LLC ,
3.63%, 9/1/2028(a) 150,000 147,391
BY Crown Parent LLC ,
7.38%, 10/15/2024(a) 625,000 635,156
4.25%, 1/31/2026(a) 50,000 51,922
Cars.com, Inc. ,
6.38%, 11/1/2028(a) 250,000 260,625
CDW LLC ,
4.25%, 4/1/2028 175,000 181,125
3.25%, 2/15/2029 50,000 49,375
Dell International LLC ,
7.13%, 6/15/2024(a) 825,000 849,234
Diebold Nixdorf, Inc. ,
9.38%, 7/15/2025(a) 25,000 27,844
Dun & Bradstreet Corp. (The) ,
6.88%, 8/15/2026(a) 90,000 96,093
10.25%, 2/15/2027(a) 420,000 468,825
Gartner, Inc. ,
4.50%, 7/1/2028(a) 75,000 77,344
3.75%, 10/1/2030(a) 75,000 74,380
LogMeIn, Inc. ,
5.50%, 9/1/2027(a) 250,000 261,720
NCR Corp. ,
8.13%, 4/15/2025(a) 25,000 27,375
5.75%, 9/1/2027(a) 75,000 79,359
5.00%, 10/1/2028(a) 200,000 202,000
5.13%, 4/15/2029(a) 150,000 151,126
5.25%, 10/1/2030(a) 350,000 354,419
ON Semiconductor Corp. ,
3.88%, 9/1/2028(a) 100,000 102,865
Open Text Holdings, Inc. ,
4.13%, 2/15/2030(a) 125,000 126,711
PTC, Inc. ,
3.63%, 2/15/2025(a) 125,000 128,281
Qorvo , Inc. ,
4.38%, 10/15/2029 175,000 186,814

36 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Federated High Income Bond Fund (formerly, Federated NVIT
High Income Bond Fund)
Corporate Bonds
Principal
Amount ($) Value ($)
Technology
Rackspace Technology
Global, Inc. ,
3.50%, 2/15/2028(a) 250,000 240,287
5.38%, 12/1/2028(a) 150,000 152,524
Rocket Software, Inc. ,
6.50%, 2/15/2029(a) 325,000 327,925
Science Applications
International Corp. ,
4.88%, 4/1/2028(a) 50,000 51,688
Seagate HDD Cayman ,
3.13%, 7/15/2029(a) 200,000 193,165
3.38%, 7/15/2031(a) 175,000 168,254
Sensata Technologies, Inc. ,
4.38%, 2/15/2030(a) 75,000 78,563
3.75%, 2/15/2031(a) 25,000 24,648
SS&C Technologies, Inc. ,
5.50%, 9/30/2027(a) 525,000 559,151
Synaptics , Inc. ,
4.00%, 6/15/2029(a) 75,000 74,423
Tempo Acquisition LLC ,
6.75%, 6/1/2025(a) 1,125,000 1,149,609
TTM Technologies, Inc. ,
4.00%, 3/1/2029(a) 100,000 98,750
Veritas US, Inc. ,
7.50%, 9/1/2025(a) 375,000 389,494
8,502,285
Transportation Services 0.4%
Stena International SA ,
6.13%, 2/1/2025(a) 225,000 227,221
Watco Cos. LLC ,
6.50%, 6/15/2027(a) 250,000 263,500
490,721
Utility - Electric 2.8%
Calpine Corp. ,
5.25%, 6/1/2026(a) 34,000 34,961
4.50%, 2/15/2028(a) 225,000 226,890
5.13%, 3/15/2028(a) 200,000 200,930
4.63%, 2/1/2029(a) 25,000 24,357
5.00%, 2/1/2031(a) 50,000 48,800
3.75%, 3/1/2031(a) 175,000 166,792
Enviva Partners LP ,
6.50%, 1/15/2026(a) 650,000 680,875
NRG Energy, Inc. ,
6.63%, 1/15/2027 250,000 260,000
3.38%, 2/15/2029(a) 50,000 48,813
5.25%, 6/15/2029(a) 300,000 321,000
3.63%, 2/15/2031(a) 50,000 48,750
Pattern Energy Operations LP ,
4.50%, 8/15/2028(a) 100,000 101,625
TerraForm Power Operating
LLC ,
5.00%, 1/31/2028(a) 300,000 323,715
4.75%, 1/15/2030(a) 250,000 259,577
Vistra Operations Co. LLC ,
5.50%, 9/1/2026(a) 150,000 155,438
5.63%, 2/15/2027(a) 300,000 311,814
Corporate Bonds
Principal
Amount ($) Value ($)
Utility - Electric
Vistra Operations Co. LLC,
5.00%, 7/31/2027(a) 225,000 231,754
3,446,091
Wireless Communications 1.8%
Altice France SA ,
7.38%, 5/1/2026(a) 650,000 676,065
Sprint Corp. ,
7.88%, 9/15/2023 125,000 142,875
7.13%, 6/15/2024 475,000 546,844
T-Mobile USA, Inc. ,
6.00%, 4/15/2024 250,000 251,875
4.50%, 2/1/2026 200,000 204,625
4.75%, 2/1/2028 275,000 292,398
2.63%, 2/15/2029 25,000 24,276
2,138,958
Total Corporate Bonds
(cost $112,330,871)
115,952,263
Loan Participation 0.2%
Healthcare 0.2%
Envision Healthcare Corp.,
(ICE LIBOR USD 3 Month +
0.00%), 5.50%, 10/11/2025
(e) 259,679 208,263
0
Total Loan Participation
(cost $357,304) 208,263
Warrants 0.0%
†
Number of
Warrants
Independent Energy 0.0%
†
Chesapeake Energy Corp.,
expiring 2/9/2026 * 3,954 75,159
Total Warrants (cost $0) 75,159
Total Investments
(cost $113,754,990) — 96.9%
117,077,828
Other assets in excess of
liabilities — 3.1% 3,748,124
NET ASSETS — 100.0%
$ 120,825,952

NVIT Federated High Income Bond Fund (formerly, Federated NVIT High Income Bond Fund) - March 31, 2021 (Unaudited) - State-
ment of Investments - 37
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at March 31, 2021 was
$85,223,506 which represents 70.53% of net assets.
(b) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(c) Security in default.
(d) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at March 31, 2021.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of March 31, 2021.
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
Currency:
USD United States Dollar

38 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Federated High Income Bond Fund (formerly, Federated NVIT
High Income Bond Fund)
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

NVIT Federated High Income Bond Fund (formerly, Federated NVIT High Income Bond Fund) - March 31, 2021 (Unaudited) - State-
ment of Investments - 39
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Chemicals $ 112,275 $ – $ – $ 112,275
Independent Energy 311,055 – – 311,055
Media Entertainment 81,403 – – 81,403
Oil Field Services – – 308,636 308,636
Retailers 28,774 – – 28,774
Total Common Stocks $ 533,507 $ – $ 308,636 $ 842,143
  Corporate Bonds
Aerospace & Defense – 1,798,214 – 1,798,214
Airlines – 630,702 – 630,702
Automotive – 6,629,347 – 6,629,347
Building Materials – 3,424,864 – 3,424,864
Cable Satellite – 9,407,395 – 9,407,395
Chemicals – 3,616,021 – 3,616,021
Construction Machinery – 948,162 – 948,162
Consumer Cyclical Services – 2,776,243 – 2,776,243
Consumer Products – 725,728 – 725,728
Diversified Manufacturing – 1,279,963 – 1,279,963
Finance Companies – 2,532,221 – 2,532,221
Food & Beverage – 2,657,111 – 2,657,111
Food & Staples Retailing – – – –
Gaming – 5,304,752 – 5,304,752
Health Insurance – 1,335,976 – 1,335,976
Healthcare – 7,434,744 – 7,434,744
Hotels, Restaurants & Leisure – 563,375 – 563,375
Independent Energy – 6,852,422 – 6,852,422
Industrial - Other – 554,922 – 554,922
Insurance - P&C – 5,442,213 – 5,442,213
Leisure – 493,006 – 493,006
Media Entertainment – 8,459,726 – 8,459,726
Metals & Mining – 1,478,599 – 1,478,599
Midstream – 9,382,292 – 9,382,292
Oil Field Services – 1,961,658 – 1,961,658
Packaging – 6,928,495 – 6,928,495
Paper – 789,500 – 789,500
Pharmaceuticals – 4,489,002 – 4,489,002
Restaurants – 1,884,557 – 1,884,557
Retailers – 806,392 – 806,392
Supermarkets – 786,606 – 786,606
Technology – 8,502,285 – 8,502,285
Transportation Services – 490,721 – 490,721
Utility - Electric – 3,446,091 – 3,446,091
Wireless Communications – 2,138,958 – 2,138,958
Total Corporate Bonds $ – $ 115,952,263 $ – $ 115,952,263
Loan Participation – 208,263 – 208,263
Warrants 75,159 – – 75,159
Total $ 608,666 $ 116,160,526 $ 308,636 $ 117,077,828
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

40 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Federated High Income Bond Fund (formerly, Federated NVIT
High Income Bond Fund)
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
During the period ended March 31, 2021, the Fund held two corporate bond investments that were categorized as Level 3 investments which were each valued at $0.
Common
Stocks
Corporate
Bonds Total
Balance as of 12/31/2020 $ — $ — $—
Accrued Accretion/(Amortization) — — —
Realized Gains (Losses) — 355 355
Purchases 288,724 — 288,724
Sales — (355) (355)
Change in Unrealized Appreciation/Depreciation 19,912 (96) 19,816
Transfers into Level 3 — 96 96
Transfers out of Level 3 — — —
Balance as of 3/31/2021 $ 308,636 $ — $308,636
Change in Unrealized Appreciation/Depreciation for Investments Still held as of 3/31/2021 $ 19,912 $ (96) $19,816
Amounts designated as "−" are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Core Bond Fund - March 31, 2021 (Unaudited) - Statement of Investments - 41
.
Asset-Backed Securities 17.9%
Principal
Amount ($) Value ($)
Airlines 1.7%
Air Canada Pass-Through
Trust, Series 2015-1, Class
B, 3.88%, 3/15/2023(a) 7,614,351 7,602,566
American Airlines Pass-
Through Trust, Series
2017-1, Class B, 4.95%,
2/15/2025 2,279,375 2,119,819
British Airways Pass-Through
Trust, Series 2013-1, Class
A, 4.63%, 6/20/2024(a) 5,825,418 6,043,284
Continental Airlines Pass-
Through Trust, Series
2000-2, Class A-1, 7.71%,
4/2/2021 18,075 18,070
United Airlines Pass-Through
Trust, Series 2016-1, Class
B, 3.65%, 1/7/2026 6,315,972 6,236,830
22,020,569
Automobiles 0.4%
OneMain Direct Auto
Receivables Trust, Series
2018-1A, Class A, 3.43%,
12/16/2024(a) 5,654,358 5,692,078
Home Equity 1.3%
Newcastle Mortgage
Securities Trust, Series
2006-1, Class M2, 0.66%,
3/25/2036(b) 6,222,674 6,221,846
Park Place Securities, Inc.
Asset-Backed Pass-
Through Certificates, Series
2005-WCH1, Class M4,
1.35%, 1/25/2036(b) 1,479,341 1,484,830
RASC Trust, Series 2005-
KS12, Class M2, 0.80%,
1/25/2036(b) 7,911,541 7,890,300
Structured Asset Investment
Loan Trust, Series 2004-
7, Class A7, 0.95%,
8/25/2034(b) 1,074,399 1,072,789
16,669,765
Other 14.5%
American Homes 4 Rent Trust
Series 2014-SFR3, Class A,
3.68%, 12/17/2036(a) 11,122,008 11,970,706
Series 2015-SFR2, Class A,
3.73%, 10/17/2052(a) 9,691,438 10,488,933
AMMC CLO 22 Ltd.
Series 2018-22A, Class A,
1.25%, 4/25/2031(a)(b) 11,500,000 11,465,235
Series 2018-22A, Class B,
1.67%, 4/25/2031(a)(b) 5,000,000 4,976,985
Apidos CLO XXII, Series
2015-22A, Class A1R,
1.28%, 4/20/2031(a)(b) 5,000,000 4,996,530
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Ares LVI CLO Ltd., Series
2020-56A, Class A1, 1.49%,
10/25/2031(a)(b) 2,050,000 2,052,462
ARES XLIV CLO Ltd.
Series 2017-44A, Class
A1R, 0.00%, 4/15/2034(a)
(b) 10,000,000 10,000,000
Bayview Opportunity Master
Fund IVa Trust
Series 2017-SPL5, Class
B2, 4.50%, 6/28/2057(a)(b) 5,297,400 5,808,719
Series 2017-SPL1, Class A,
4.00%, 10/28/2064(a)(b) 2,937,273 3,038,893
Bayview Opportunity Master
Fund IVb Trust, Series
2017-SPL2, Class A, 4.00%,
6/28/2054(a)(b) 3,391,032 3,508,796
Cedar Funding VIII CLO Ltd.,
Series 2017-8A, Class A2,
1.57%, 10/17/2030(a)(b) 6,500,000 6,500,221
Citigroup Mortgage Loan
Trust, Inc., Series 2018-
RP1, Class A1, 3.00%,
9/25/2064(a)(b) 732,012 762,487
CVS Pass-Through Trust
6.04%, 12/10/2028 4,591,705 5,356,790
6.94%, 1/10/2030 8,357,985 9,724,382
Dryden 49 Senior Loan Fund,
Series 2017-49A, Class B,
1.92%, 7/18/2030(a)(b) 8,000,000 8,000,560
E3, Series 2019-1, Class A,
3.10%, 9/20/2055(a) 1,109,324 1,116,320
FCI Funding LLC, Series
2019-1A, Class A, 3.63%,
2/18/2031(a) 510,883 518,428
Golden Bear LLC, Series
2016-1A, Class A, 3.75%,
9/20/2047(a) 3,167,601 3,273,465
Goodgreen , Series 2019-
2A, Class A, 2.76%,
10/15/2054(a) 5,895,954 5,981,415
Goodgreen Trust, Series
2017-1A, Class A, 3.74%,
10/15/2052(a) 536,949 556,329
HERO Funding Trust
Series 2015-2A, Class A,
3.99%, 9/20/2040(a) 2,982,709 3,123,018
Series 2014-2A, Class A,
3.99%, 9/21/2040(a) 999,899 1,043,676
Series 2015-3, Class A,
4.28%, 9/20/2041(a) 1,309,322 1,384,547
Invitation Homes Trust, Series
2018-SFR3, Class A,
1.11%, 7/17/2037(a)(b) 12,267,589 12,290,527
Magnetite XXVIII Ltd., Series
2020-28A, Class A, 1.49%,
10/25/2031(a)(b) 7,950,000 7,962,752

42 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Core Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Mill City Mortgage Loan Trust,
Series 2018-4, Class A1B,
3.50%, 4/25/2066(a)(b) 4,038,622 4,251,220
Neuberger Berman Loan
Advisers CLO 32 Ltd.
Series 2019-32A, Class AR,
1.18%, 1/20/2032(a)(b) 1,000,000 999,601
Series 2019-32A, Class BR,
1.59%, 1/20/2032(a)(b) 500,000 499,710
Neuberger Berman Loan
Advisers CLO 38 Ltd.,
Series 2020-38A, Class A,
1.52%, 10/20/2032(a)(b) 7,800,000 7,817,495
NRZ Advance Receivables
Trust
Series 2020-T3, Class AT3,
1.32%, 10/15/2052(a) 7,300,000 7,322,881
Series 2020-T3, Class BT3,
1.57%, 10/15/2052(a) 1,100,000 1,103,429
Series 2020-T2, Class AT2,
1.48%, 9/15/2053(a) 1,500,000 1,502,246
Series 2020-T2, Class BT2,
1.72%, 9/15/2053(a) 200,000 199,650
Renew, Series 2018-1, Class
A, 3.95%, 9/20/2053(a) 4,190,135 4,486,302
TLF National Tax Lien Trust,
Series 2017-1A, Class A,
3.09%, 12/15/2029(a) 40,346 40,602
Towd Point Mortgage Trust,
Series 2018-6, Class A1,
3.75%, 3/25/2058(a)(b) 3,089,877 3,242,184
Tricon American Homes Trust
Series 2017-SFR2, Class A,
2.93%, 1/17/2036(a) 13,810,154 14,129,406
Series 2019-SFR1, Class A,
2.75%, 3/17/2038(a) 7,632,000 7,908,634
189,405,536
Total Asset-Backed Securities
(cost $230,005,627)
233,787,948
Collateralized Mortgage Obligations 2.9%
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(b) 3,363,002 3,384,398
Chase Mortgage Finance
Corp.
Series 2016-SH1, Class M2,
3.75%, 4/25/2045(a)(b) 1,062,108 1,078,976
Series 2016-SH2, Class M2,
3.75%, 12/25/2045(a)(b) 5,891,459 6,107,148
Citigroup Mortgage Loan
Trust, Series 2015-A, Class
A1, 3.50%, 6/25/2058(a)(b) 278,896 283,103
FNMA REMICS
Series 2007-6, Class PA,
5.50%, 2/25/2037 96,961 107,494
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2009-78, Class BM,
4.00%, 6/25/2039 237,752 245,804
GNMA REMICS, Series 2010-
112, Class QM, 2.50%,
9/20/2039 154,898 155,741
Mill City Mortgage Loan Trust,
Series 2019-GS1, Class A1,
2.75%, 7/25/2059(a)(b) 6,227,565 6,428,220
New Residential Mortgage
Loan Trust
Series 2014-2A, Class A3,
3.75%, 5/25/2054(a)(b) 785,150 831,984
Series 2016-4A, Class A1,
3.75%, 11/25/2056(a)(b) 1,471,106 1,565,828
Series 2017-1A, Class A1,
4.00%, 2/25/2057(a)(b) 1,411,294 1,513,419
Series 2019-2A, Class A1,
4.25%, 12/25/2057(a)(b) 1,010,349 1,071,820
Series 2018-5A, Class A1,
4.75%, 12/25/2057(a)(b) 4,115,580 4,347,829
Series 2018-2A, Class A1,
4.50%, 2/25/2058(a)(b) 1,724,568 1,839,516
Series 2018-3A, Class A1,
4.50%, 5/25/2058(a)(b) 7,006,484 7,593,804
Series 2019-3A, Class A1A,
3.75%, 11/25/2058(a)(b) 1,453,111 1,551,130
Total Collateralized Mortgage Obligations
(cost $37,052,519)
38,106,214
Commercial Mortgage-Backed Securities 2.7%
AOA Mortgage Trust , Series
2015-1177, Class A, 2.96%,
12/13/2029(a) 5,000,000 5,036,586
Aventura Mall Trust , Series
2018-AVM, Class A, 4.11%,
7/5/2040(a)(b) 1,400,000 1,548,917
BB-UBS Trust , Series 2012-
SHOW, Class B, 3.88%,
11/5/2036(a) 5,000,000 5,141,299
Benchmark Mortgage Trust
Series 2019-B11, Class AS,
3.78%, 5/15/2052 1,550,000 1,692,403
Series 2019-B10, Class AM,
3.98%, 3/15/2062 1,400,000 1,560,575

NVIT Core Bond Fund - March 31, 2021 (Unaudited) - Statement of Investments - 43
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
CityLine Commercial
Mortgage Trust , Series
2016-CLNE, Class A,
2.78%, 11/10/2031(a)(b) 7,388,000 7,675,921
Morgan Stanley Bank of
America Merrill Lynch Trust ,
Series 2014-C18, Class
300B, 4.00%, 8/15/2031 10,500,000 11,121,577
Natixis Commercial Mortgage
Securities Trust , Series
2019-LVL, Class A, 3.89%,
8/15/2038(a) 850,000 927,662
Total Commercial Mortgage-Backed
Securities
(cost $33,535,024) 34,704,940
Corporate Bonds 35.4%
Aerospace & Defense 1.2%
Huntington Ingalls Industries,
Inc. ,
4.20%, 5/1/2030 3,980,000 4,414,930
L3Harris Technologies, Inc. ,
1.80%, 1/15/2031 4,000,000 3,746,435
Moog, Inc. ,
4.25%, 12/15/2027(a) 865,000 882,300
Raytheon Technologies Corp. ,
4.13%, 11/16/2028 4,000,000 4,504,534
4.15%, 5/15/2045 2,000,000 2,209,261
15,757,460
Auto Components 0.0%
†
Allison Transmission, Inc. ,
4.75%, 10/1/2027(a) 440,000 467,632
Automobiles 0.4%
Daimler Finance North
America LLC ,
3.75%, 2/22/2028(a)(c) 1,000,000 1,089,453
3.10%, 8/15/2029(a) 3,550,000 3,695,047
Hyundai Capital America ,
1.80%, 1/10/2028(a) 422,000 403,526
5,188,026
Banks 4.3%
Bank of America Corp. ,
Series L, 3.95%, 4/21/2025 3,500,000 3,837,604
4.25%, 10/22/2026 3,000,000 3,364,159
Series L, 4.18%, 11/25/2027 4,000,000 4,448,282
(ICE LIBOR USD 3 Month +
1.21%), 3.97%, 2/7/2030(d) 2,340,000 2,597,132
(SOFR + 1.53%), 1.90%,
7/23/2031(d) 2,500,000 2,348,348
(SOFR + 1.88%), 2.83%,
10/24/2051(d) 440,000 403,955
Citigroup, Inc. ,
4.45%, 9/29/2027 5,000,000 5,642,933
(SOFR + 3.91%), 4.41%,
3/31/2031(d) 3,250,000 3,708,939
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Citizens Financial Group, Inc. ,
2.64%, 9/30/2032(a) 6,200,000 5,936,502
Cooperatieve Rabobank UA ,
4.63%, 12/1/2023 5,000,000 5,479,571
HSBC Holdings plc ,
4.38%, 11/23/2026 3,500,000 3,898,273
ING Groep NV ,
3.95%, 3/29/2027 5,000,000 5,540,558
(SOFR + 1.32%), 1.00%,
4/1/2032(d) 4,125,000 4,122,523
JPMorgan Chase & Co. ,
Series I, (ICE LIBOR USD
3 Month + 3.47%), 3.68%,
4/30/2021(c)(d)(e) 488,000 487,146
(SOFR + 1.51%), 2.53%,
11/19/2041(d) 1,850,000 1,694,498
PNC Financial Services
Group, Inc. (The) ,
3.45%, 4/23/2029(c) 3,000,000 3,241,732
56,752,155
Beverages 0.9%
Anheuser-Busch Cos. LLC ,
3.65%, 2/1/2026 4,350,000 4,782,780
4.90%, 2/1/2046 2,000,000 2,389,088
Anheuser-Busch InBev
Worldwide, Inc. ,
4.50%, 6/1/2050 1,435,000 1,628,175
Bacardi Ltd. ,
5.30%, 5/15/2048(a) 2,975,000 3,655,746
12,455,789
Biotechnology 0.5%
AbbVie, Inc. ,
3.20%, 11/21/2029 2,115,000 2,249,878
4.25%, 11/21/2049 1,350,000 1,527,574
Gilead Sciences, Inc. ,
4.80%, 4/1/2044 2,775,000 3,336,138
7,113,590
Building Products 0.0%
†
Johnson Controls International
plc ,
4.63%, 7/2/2044 440,000 515,920
Capital Markets 2.9%
Credit Suisse Group AG ,
(ICE LIBOR USD 3
Month + 1.41%), 3.87%,
1/12/2029(a)(d) 3,000,000 3,216,813
(SOFR + 3.73%), 4.19%,
4/1/2031(a)(d) 1,000,000 1,087,824
FMR LLC ,
6.50%, 12/14/2040(a) 2,000,000 2,828,858
5.15%, 2/1/2043(a) 1,000,000 1,239,260
Moody's Corp. ,
3.25%, 5/20/2050 2,600,000 2,523,677

44 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Morgan Stanley ,
(ICE LIBOR USD 3
Month + 1.34%), 3.59%,
7/22/2028(d) 5,000,000 5,450,928
(ICE LIBOR USD 3
Month + 1.14%), 3.77%,
1/24/2029(d) 5,000,000 5,468,701
MSCI, Inc. ,
3.88%, 2/15/2031(a) 870,000 888,488
Nuveen Finance LLC ,
4.13%, 11/1/2024(a) 10,900,000 12,101,325
S&P Global, Inc. ,
2.30%, 8/15/2060 1,350,000 1,096,882
UBS Group AG ,
4.13%, 4/15/2026(a) 2,000,000 2,231,733
38,134,489
Chemicals 0.6%
CF Industries, Inc. ,
5.15%, 3/15/2034 860,000 982,959
Cytec Industries, Inc. ,
3.95%, 5/1/2025 5,750,000 6,120,051
Mosaic Co. (The) ,
5.63%, 11/15/2043 1,175,000 1,462,130
8,565,140
Commercial Services & Supplies 0.1%
Clean Harbors, Inc. ,
5.13%, 7/15/2029(a) 865,000 918,310
Stericycle, Inc. ,
3.88%, 1/15/2029(a) 875,000 864,062
1,782,372
Communications Equipment 0.3%
Motorola Solutions, Inc. ,
5.50%, 9/1/2044 2,435,000 2,952,214
Viasat , Inc. ,
5.63%, 4/15/2027(a) 875,000 917,801
3,870,015
Consumer Finance 1.2%
Ford Motor Credit Co. LLC ,
4.00%, 11/13/2030 870,000 863,031
Navient Solutions LLC ,
0.00%, 10/3/2022(f) 14,956,000 14,633,043
15,496,074
Containers & Packaging 0.8%
Ball Corp. ,
2.88%, 8/15/2030(c) 860,000 828,395
Berry Global, Inc. ,
4.88%, 7/15/2026(a) 2,250,000 2,380,849
5.63%, 7/15/2027(a) 865,000 913,656
Crown Americas LLC ,
4.25%, 9/30/2026 435,000 462,188
Sealed Air Corp. ,
4.00%, 12/1/2027(a) 865,000 885,544
Silgan Holdings, Inc. ,
1.40%, 4/1/2026(a) 4,750,000 4,649,062
Corporate Bonds
Principal
Amount ($) Value ($)
Containers & Packaging
Silgan Holdings, Inc.,
4.13%, 2/1/2028 875,000 898,905
11,018,599
Diversified Consumer Services 0.1%
Service Corp. International ,
3.38%, 8/15/2030 1,155,000 1,127,338
Diversified Telecommunication Services 1.1%
AT&T, Inc. ,
3.65%, 6/1/2051(c) 6,920,000 6,692,972
CCO Holdings LLC ,
4.50%, 5/1/2032(a) 1,160,000 1,174,500
Level 3 Financing, Inc. ,
4.63%, 9/15/2027(a) 575,000 591,772
Verizon Communications, Inc. ,
2.55%, 3/21/2031 2,105,000 2,103,090
4.00%, 3/22/2050 3,345,000 3,599,989
14,162,323
Electric Utilities 2.9%
Alliant Energy Finance LLC ,
4.25%, 6/15/2028(a) 7,525,000 8,427,834
Appalachian Power Co. ,
Series Z, 3.70%, 5/1/2050 2,805,000 2,838,531
Entergy Arkansas LLC ,
3.50%, 4/1/2026 4,880,000 5,330,412
4.00%, 6/1/2028 3,750,000 4,177,040
Evergy , Inc. ,
2.90%, 9/15/2029 3,505,000 3,572,078
Exelon Corp. ,
4.05%, 4/15/2030 695,000 774,424
Jersey Central Power & Light
Co. ,
4.30%, 1/15/2026(a) 2,000,000 2,185,598
Metropolitan Edison Co. ,
4.30%, 1/15/2029(a) 6,000,000 6,610,865
NextEra Energy Operating
Partners LP ,
4.50%, 9/15/2027(a) 855,000 924,469
Public Service Co. of
Colorado ,
2.90%, 5/15/2025(c) 2,000,000 2,106,232
Vistra Operations Co. LLC ,
5.63%, 2/15/2027(a) 920,000 956,229
37,903,712
Electrical Equipment 0.1%
Sensata Technologies BV ,
4.00%, 4/15/2029(a) 800,000 814,424
Electronic Equipment, Instruments & Components 0.1%
Sensata Technologies, Inc. ,
3.75%, 2/15/2031(a) 865,000 852,838
Energy Equipment & Services 0.5%
Helmerich & Payne, Inc. ,
4.65%, 3/15/2025 1,200,000 1,312,468
Schlumberger Holdings Corp. ,
4.00%, 12/21/2025(a) 321,000 355,108

NVIT Core Bond Fund - March 31, 2021 (Unaudited) - Statement of Investments - 45
Corporate Bonds
Principal
Amount ($) Value ($)
Energy Equipment & Services
Schlumberger Holdings Corp.,
3.90%, 5/17/2028(a) 4,389,000 4,777,325
6,444,901
Entertainment 0.3%
Walt Disney Co. (The) ,
2.65%, 1/13/2031 3,500,000 3,572,574
Equity Real Estate Investment Trusts (REITs) 2.9%
Corporate Office Properties
LP ,
2.25%, 3/15/2026 3,730,000 3,790,318
2.75%, 4/15/2031 4,750,000 4,593,146
Crown Castle International
Corp. ,
4.15%, 7/1/2050(c) 1,290,000 1,385,256
Lexington Realty Trust ,
2.70%, 9/15/2030 5,000,000 4,880,391
Piedmont Operating
Partnership LP ,
4.45%, 3/15/2024 9,050,000 9,763,750
Spirit Realty LP ,
2.10%, 3/15/2028 3,500,000 3,402,921
4.00%, 7/15/2029 4,750,000 5,145,008
Welltower , Inc. ,
2.80%, 6/1/2031 4,750,000 4,721,162
37,681,952
Food Products 1.1%
Cargill, Inc. ,
3.25%, 5/23/2029(a)(c) 6,050,000 6,487,014
Grupo Bimbo SAB de CV ,
4.00%, 9/6/2049(a) 580,000 575,373
Ingredion, Inc. ,
3.90%, 6/1/2050(c) 2,315,000 2,444,921
J M Smucker Co. (The) ,
3.55%, 3/15/2050 2,245,000 2,270,641
Kraft Heinz Foods Co. ,
4.88%, 10/1/2049 1,750,000 1,962,822
Lamb Weston Holdings, Inc. ,
4.88%, 5/15/2028(a) 870,000 939,426
14,680,197
Health Care Equipment & Supplies 0.2%
Boston Scientific Corp. ,
4.70%, 3/1/2049 2,050,000 2,477,810
Health Care Providers & Services 0.9%
CVS Health Corp. ,
4.25%, 4/1/2050(c) 115,000 129,088
Dignity Health ,
3.13%, 11/1/2022 6,000,000 6,202,582
3.81%, 11/1/2024 4,000,000 4,314,630
HCA, Inc. ,
3.50%, 9/1/2030 860,000 867,284
11,513,584
Health Care Technology 0.1%
IQVIA, Inc. ,
5.00%, 5/15/2027(a) 870,000 918,542
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure 0.2%
International Game
Technology plc ,
5.25%, 1/15/2029(a) 870,000 907,410
KFC Holding Co. ,
4.75%, 6/1/2027(a) 870,000 912,412
MGM Resorts International ,
5.50%, 4/15/2027 880,000 946,000
2,765,822
Household Durables 0.1%
Newell Brands, Inc. ,
5.87%, 4/1/2036(g) 865,000 1,059,625
Industrial Conglomerates 0.1%
General Electric Co. ,
5.40%, 5/15/2022 1,125,000 1,178,719
Insurance 1.2%
MassMutual Global Funding II ,
3.40%, 3/8/2026(a) 5,000,000 5,484,399
1.55%, 10/9/2030(a) 2,000,000 1,871,463
Metropolitan Life Global
Funding I ,
3.45%, 12/18/2026(a)(c) 7,500,000 8,248,804
15,604,666
IT Services 0.2%
Global Payments, Inc. ,
4.15%, 8/15/2049 2,290,000 2,498,783
Life Sciences Tools & Services 0.1%
Charles River Laboratories
International, Inc. ,
4.00%, 3/15/2031(a) 860,000 874,233
Machinery 0.1%
Amsted Industries, Inc. ,
4.63%, 5/15/2030(a) 870,000 880,875
Media 1.1%
Charter Communications
Operating LLC ,
5.75%, 4/1/2048 2,000,000 2,431,476
3.70%, 4/1/2051 1,250,000 1,169,130
Comcast Corp. ,
2.65%, 2/1/2030 2,555,000 2,615,502
4.70%, 10/15/2048(c) 4,000,000 4,942,575
CSC Holdings LLC ,
3.38%, 2/15/2031(a) 860,000 810,550
Discovery Communications
LLC ,
5.30%, 5/15/2049 1,000,000 1,196,536
Sirius XM Radio, Inc. ,
5.00%, 8/1/2027(a) 860,000 902,183
14,067,952
Metals & Mining 0.1%
Compass Minerals
International, Inc. ,
6.75%, 12/1/2027(a) 1,170,000 1,251,900

46 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Metals & Mining
Glencore Funding LLC ,
1.63%, 9/1/2025(a) 420,000 419,853
1,671,753
Multi-Utilities 1.7%
Black Hills Corp. ,
3.95%, 1/15/2026 6,890,000 7,548,769
3.05%, 10/15/2029 1,350,000 1,392,485
Dominion Energy, Inc. ,
Series A, 4.60%, 3/15/2049 3,500,000 4,150,781
Southern Co. Gas Capital
Corp. ,
3.88%, 11/15/2025(c) 7,000,000 7,732,636
3.25%, 6/15/2026 1,250,000 1,349,035
22,173,706
Oil, Gas & Consumable Fuels 2.1%
Aker BP ASA ,
3.75%, 1/15/2030(a) 5,500,000 5,673,147
Apache Corp. ,
4.38%, 10/15/2028(c) 875,000 872,375
BP Capital Markets America,
Inc. ,
2.94%, 6/4/2051(c) 1,800,000 1,605,392
Continental Resources, Inc. ,
4.38%, 1/15/2028 865,000 909,547
DCP Midstream Operating LP ,
5.38%, 7/15/2025 435,000 471,377
Enbridge Energy Partners LP ,
7.38%, 10/15/2045 725,000 1,025,719
Energy Transfer Operating LP ,
6.50%, 2/1/2042 1,350,000 1,609,923
Exxon Mobil Corp. ,
3.45%, 4/15/2051 2,250,000 2,272,167
Kinder Morgan, Inc. ,
5.55%, 6/1/2045 450,000 538,116
3.25%, 8/1/2050(c) 395,000 345,373
Marathon Oil Corp. ,
6.60%, 10/1/2037(c) 1,200,000 1,494,343
MPLX LP ,
5.50%, 2/15/2049 1,270,000 1,492,024
Occidental Petroleum Corp. ,
3.50%, 6/15/2025 435,000 430,650
ONEOK, Inc. ,
7.15%, 1/15/2051 2,000,000 2,696,599
Sabine Pass Liquefaction
LLC ,
4.50%, 5/15/2030 2,140,000 2,401,482
Targa Resources Partners LP ,
5.38%, 2/1/2027 865,000 897,061
Williams Cos., Inc. (The) ,
5.75%, 6/24/2044 1,925,000 2,357,726
27,093,021
Pharmaceuticals 0.6%
Bristol-Myers Squibb Co. ,
4.25%, 10/26/2049 1,800,000 2,120,175
Catalent Pharma Solutions,
Inc. ,
3.13%, 2/15/2029(a) 575,000 552,000
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Shire Acquisitions Investments
Ireland DAC ,
3.20%, 9/23/2026 2,100,000 2,262,452
Takeda Pharmaceutical Co.
Ltd. ,
3.18%, 7/9/2050 2,385,000 2,277,903
Teva Pharmaceutical Finance
Netherlands III BV ,
3.15%, 10/1/2026 900,000 860,625
8,073,155
Road & Rail 1.0%
Ashtead Capital, Inc. ,
4.00%, 5/1/2028(a) 6,500,000 6,790,160
4.25%, 11/1/2029(a) 3,530,000 3,784,548
Union Pacific Corp. ,
3.84%, 3/20/2060 2,800,000 2,975,832
13,550,540
Semiconductors & Semiconductor Equipment 0.1%
Broadcom, Inc. ,
2.60%, 2/15/2033(a) 1,000,000 931,536
Software 1.0%
Microsoft Corp. ,
3.30%, 2/6/2027 5,500,000 6,070,393
Open Text Holdings, Inc. ,
4.13%, 2/15/2030(a) 855,000 866,705
Oracle Corp. ,
2.88%, 3/25/2031 2,500,000 2,544,833
3.60%, 4/1/2050 2,375,000 2,300,382
PTC, Inc. ,
4.00%, 2/15/2028(a) 855,000 867,825
12,650,138
Specialty Retail 0.5%
Lowe's Cos., Inc. ,
1.70%, 10/15/2030 6,750,000 6,340,364
Technology Hardware, Storage & Peripherals 0.4%
Apple, Inc. ,
2.45%, 8/4/2026 4,000,000 4,213,968
HP, Inc. ,
3.40%, 6/17/2030(c) 1,000,000 1,043,943
5,257,911
Textiles, Apparel & Luxury Goods 0.1%
Hanesbrands, Inc. ,
4.63%, 5/15/2024(a) 870,000 922,987
Thrifts & Mortgage Finance 0.5%
BPCE SA ,
4.00%, 9/12/2023(a) 3,000,000 3,233,520
5.70%, 10/22/2023(a) 3,000,000 3,352,035
6,585,555
Trading Companies & Distributors 0.3%
GATX Corp. ,
1.90%, 6/1/2031 2,000,000 1,842,906
4.50%, 3/30/2045 1,315,000 1,415,711

NVIT Core Bond Fund - March 31, 2021 (Unaudited) - Statement of Investments - 47
Corporate Bonds
Principal
Amount ($) Value ($)
Trading Companies & Distributors
United Rentals North America,
Inc. ,
3.88%, 2/15/2031 860,000 864,300
4,122,917
Wireless Telecommunication Services 0.4%
T-Mobile USA, Inc. ,
2.88%, 2/15/2031 1,000,000 966,500
3.50%, 4/15/2031 1,145,000 1,153,588
3.30%, 2/15/2051(a) 3,960,000 3,700,897
5,820,985
Total Corporate Bonds
(cost $449,804,788)
463,392,699
Loan Participations 0.4%
Electrical Equipment 0.1%
Sensata Technologies BV,
Term Loan, (ICE LIBOR
USD 1 Month + 1.75%),
1.75%, 9/20/2026 (d) 1,004,544 1,004,544
0
Software 0.3%
TIBCO Software, Inc., 1st Lien
Term Loan, (ICE LIBOR
USD 1 Month + 3.75%),
3.75%, 6/30/2026 (d) 4,729,780 4,663,279
0
Total Loan Participations
(cost $5,637,133) 5,667,823
Mortgage-Backed Securities 27.7%
FHLMC UMBS Pool
Pool# SB8000
3.00%, 7/1/2034 9,019,997 9,520,312
Pool# SB8083
1.50%, 1/1/2036 19,542,224 19,648,736
Pool# SB8088
1.50%, 2/1/2036 24,578,717 24,705,325
Pool# SD8018
4.00%, 10/1/2049 4,549,000 4,875,042
Pool# SD8080
2.00%, 6/1/2050 5,927,565 5,922,316
Pool# SD8079
2.00%, 7/1/2050 11,950,702 11,967,013
Pool# SD8089
2.50%, 7/1/2050 4,870,243 5,002,347
Pool# SD8084
3.00%, 8/1/2050 16,449,122 17,171,103
FNMA Pool
Pool# 464969
6.34%, 4/1/2028 2,333,759 2,734,920
Pool# 468516
5.17%, 6/1/2028 852,515 951,881
Pool# AM7073
6.41%, 1/1/2030 1,494,823 1,790,156
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA Pool
Pool# 468127
5.70%, 5/1/2041 1,138,921 1,339,915
Pool# AN0360
3.95%, 12/1/2045 10,000,000 11,351,280
FNMA UMBS Pool
Pool# FM2052
2.50%, 5/1/2028 15,889,509 16,528,495
Pool# AR9398
3.50%, 6/1/2043 1,264,894 1,374,935
Pool# BC0180
4.00%, 1/1/2046 4,176,664 4,562,346
Pool# AS7908
3.00%, 9/1/2046 9,461,613 9,948,672
Pool# AS8483
3.00%, 12/1/2046 3,810,365 4,021,004
Pool# MA2863
3.00%, 1/1/2047 11,754,409 12,311,906
Pool# AS8784
3.00%, 2/1/2047 3,921,098 4,120,898
Pool# BE7557
3.50%, 2/1/2047 6,734,373 7,188,427
Pool# BM2003
4.00%, 10/1/2047 7,550,246 8,147,927
Pool# BJ3716
3.50%, 12/1/2047 4,231,828 4,492,725
Pool# MA3210
3.50%, 12/1/2047 1,835,809 1,947,687
Pool# BM3355
3.50%, 2/1/2048 2,895,127 3,065,421
Pool# CA1532
3.50%, 4/1/2048 9,314,964 9,900,913
Pool# CA2208
4.50%, 8/1/2048 2,613,048 2,848,240
Pool# CA2469
4.00%, 10/1/2048 5,157,152 5,535,355
Pool# MA3745
3.50%, 8/1/2049 12,258,685 12,944,410
Pool# BP5843
2.50%, 5/1/2050 20,570,228 21,128,193
Pool# MA4210
2.50%, 12/1/2050 9,749,275 10,013,723
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
1.50%, 4/25/2051 15,000,000 14,491,406
2.00%, 4/25/2051 45,000,000 44,915,626
2.50%, 4/25/2051 45,000,000 46,177,735
Total Mortgage-Backed Securities
(cost $359,528,921)
362,646,390
Municipal Bonds 1.4%
California 0.4%
Northern California Power
Agency, RB, Series B,
7.31%, 6/1/2040 3,885,000 5,643,695

48 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Core Bond Fund
Municipal Bonds
Principal
Amount ($) Value ($)
District of Columbia 1.0%
Metropolitan Washington
Airports Authority, RB
Series D, 7.46%, 10/1/2046 6,000,000 9,748,709
Series D, 8.00%, 10/1/2047 2,000,000 3,253,550
13,002,259
Total Municipal Bonds
(cost $14,244,104)
18,645,954
Purchased Option 0.0%
†
Number of
Contracts
Call Option 0.0%
†
Future Interest Rate Options 0.0%
†
U.S. Treasury 30 Year Bond
5/21/2021 at
USD
161.00,
American Style, Notional
Amount:
USD
40,000,000
Exchange Traded* 400 137,500
0
Total Purchased Option
(cost $306,149) 137,500
U.S. Government Agency Security 1.3%
Principal
Amount ($)
Tennessee Valley Authority,
5.88%, 4/1/2036 11,793,000 17,012,746
Total U.S. Government Agency Security
(cost $14,050,976)
17,012,746
U.S. Treasury Obligations 9.7%
U.S. Treasury Bonds, 7.13%,
2/15/2023 1,000,000 1,130,899
U.S. Treasury Notes
0.13%, 10/15/2023 47,000,000 46,845,781
0.25%, 3/15/2024 (c) 15,000,000 14,960,156
2.63%, 1/31/2026 11,000,000 11,908,359
1.50%, 2/15/2030 (c) 53,000,000 52,347,852
Total U.S. Treasury Obligations
(cost $130,441,514)
127,193,047
Repurchase Agreements 0.9%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.
0.02%, dated 3/31/2021,
due 4/1/2021, repurchase
price $1,331,657,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 6.50%, maturing
8/25/2022 - 1/16/2061;
total market value
$1,358,289. (h) 1,331,656 1,331,656
CF Secured, LLC
0.02%, dated 3/31/2021,
due 4/1/2021, repurchase
price $3,000,002,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 6.00%, maturing
4/22/2021 - 10/20/2069;
total market value
$3,060,002. (h) 3,000,000 3,000,000
HSBC Bank plc
0.09%, dated 3/31/2021,
due 4/1/2021, repurchase
price $5,000,013,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 3.75%, maturing
6/3/2021 - 11/15/2050;
total market value
$5,102,054. (h) 5,000,000 5,000,000
MetLife, Inc.
0.03%, dated 3/31/2021,
due 4/1/2021, repurchase
price $2,000,002,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 8/15/2027 -
11/15/2050; total market
value $2,040,818. (h) 2,000,000 2,000,000

NVIT Core Bond Fund - March 31, 2021 (Unaudited) - Statement of Investments - 49
Repurchase Agreements
Principal
Amount ($) Value ($)
NatWest Markets Securities,
Inc.
0.02%, dated 3/26/2021,
due 4/1/2021, repurchase
price $1,000,003,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 8.13%, maturing
5/15/2021 - 2/15/2051;
total market value
$1,020,003. (h) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $12,331,656)
12,331,656
Total Investments
(cost $1,286,938,411) — 100.3%
1,313,626,917
Liabilities in excess of other
assets — (0.3)% (4,021,537)
NET ASSETS — 100.0%
$ 1,309,605,380
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at March 31, 2021 was
$392,674,402 which represents 29.98% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of March 31,
2021.
(c) The security or a portion of this security is on loan at March
31, 2021. The total value of securities on loan at March 31,
2021 was $87,331,068, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $12,331,656 and by $77,178,066 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 4.75%, and maturity dates ranging
from 4/22/2021 – 2/15/2051, a total value of $89,509,722.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of March 31, 2021.
(e) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2021. The
maturity date reflects the next call date.
(f) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(g) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at March 31, 2021.
(h) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2021 was $12,331,656.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

50 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Core Bond Fund
Centrally Cleared Credit default swap contracts outstanding - buy protection as of March 31, 2021
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX
North American
Investment Grade
Index Series
36-V1 1.00 Quarterly 6/20/2026 0.54 USD 5,000,000 (108,714) (9,585) (118,299)
Markit CDX
North American
Investment Grade
Index Series
36-V1 1.00 Quarterly 6/20/2026 0.54 USD 35,000,000 (763,169) (64,922) (828,091)
(871,883) (74,507) (946,390)
At March 31, 2021, the Fund had $530,245 segregated as collateral for credit default swap contracts.
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar

NVIT Core Bond Fund - March 31, 2021 (Unaudited) - Statement of Investments - 51
Futures contracts outstanding as of March 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 623 6/2021 USD 137,512,648 (128,042)
U.S. Treasury 5 Year Note 764 6/2021 USD 94,276,406 (1,207,522)
U.S. Treasury Long Bond 1,434 6/2021 USD 221,687,438 (8,553,578)
3 Month Eurodollar 1,040 12/2021 USD 259,311,000 (90,410)
(9,979,552)
Short Contracts
U.S. Treasury 10 Year Note (19) 6/2021 USD (2,487,812) 18,064
U.S. Treasury 10 Year Ultra Note (1,477) 6/2021 USD (212,226,438) 7,919,706
U.S. Treasury Ultra Bond (51) 6/2021 USD (9,242,156) 558,885
3 Month Eurodollar (1,040) 12/2022 USD (258,700,000) 461,586
8,958,241
(1,021,311)
At March 31, 2021, the Fund had $4,098,512 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar
Written Call Options Contracts as of March 31, 2021 :
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
U.S. Treasury 30 Year Bond Exchange Traded 800 USD 80,000,000 USD 165.00 5/21/2021 (87,500)
Total Written Options Contracts (Premiums Received ($196,300)) (87,500)
Currency:
USD United States dollar

52 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Core Bond Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 233,787,948 $ – $ 233,787,948
Collateralized Mortgage Obligations – 38,106,214 – 38,106,214
Commercial Mortgage-Backed Securities – 34,704,940 – 34,704,940
Corporate Bonds – 463,392,699 – 463,392,699
Futures Contracts 8,958,241 – – 8,958,241
Loan Participations – 5,667,823 – 5,667,823
Mortgage-Backed Securities – 362,646,390 – 362,646,390
Municipal Bonds – 18,645,954 – 18,645,954
Purchased Options 137,500 – – 137,500
Repurchase Agreements – 12,331,656 – 12,331,656
U.S. Government Agency Security – 17,012,746 – 17,012,746
U.S. Treasury Obligations – 127,193,047 – 127,193,047
Total Assets $ 9,095,741 $ 1,313,489,417 $ – $ 1,322,585,158
$ – $ – $ – $ –

NVIT Core Bond Fund - March 31, 2021 (Unaudited) - Statement of Investments - 53
T
he following is a summary of the Fund’s derivative instruments categorized by risk exposure as of
March 31, 2021
. Please see
below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
Options
The Fund purchased and/or wrote options on futures contracts and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the
values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against
changes in interest rates, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with
buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the Fund's stated
investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the
purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases
in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates
liquid assets to cover its obligations under its option contracts.
Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option.
However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the
premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option
written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the
underlying transaction to determine the realized gain or loss on such underlying transaction. When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement
price provided by an independent pricing service as approved by the Board. If a settlement price is not available, such
options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange-traded
options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”)
market, and which are not quoted by NASDAQ, are valued
at the last quoted bid price, and are generally categorized as
Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions.
Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing
transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to
sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities
transactions. Imperfect correlation between options and
the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other
Level 1 Level 2 Level 3 Total
Liabilities:
Credit Default Swaps* $ – $ (74,507) $ – $ (74,507)
Futures Contracts (9,979,552) – – (9,979,552)
Options Written (87,500) – – (87,500)
Total Liabilities $ (10,067,052) $ (74,507) $ – $ (10,141,559)
Total $ (971,311) $ 1,313,414,910 $ – $ 1,312,443,599
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
*
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).

54 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Core Bond Fund
than options purchased by the Fund) expose the Fund to
counterparty risk. To the extent required by Securities and
Exchange Commission (“SEC”) guidelines, the Fund will not
enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity
Futures Trading Commission regulations. Assets used as
cover or held in a segregated account cannot be sold while
the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to
earmarking or segregated accounts as a cover could impede
portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts during the six months ended March
31, 2021 . Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty
or traded through a futures commission merchant and cleared
through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized
to expose the Fund’s cash holdings to the investment
characteristics and performance of the high-yield bond market while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create
synthetic long and short exposure to sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations
under its credit default swap contracts.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default
(or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the
swap and the counterparty takes delivery of the referenced
obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receives from the
counterparty a net settlement amount in the form of cash or
securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities
comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate
income only in the event of an actual default (or similar event)
by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, the
Fund receives from the counterparty a periodic stream of
payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, the Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the
notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve
one party making a stream of payments to another party in
exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index.
A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits
that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities.
Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of
credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily
based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2
investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/
performance risk and represent the likelihood or risk of
default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of March 31, 2021 are
disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront

NVIT Core Bond Fund - March 31, 2021 (Unaudited) - Statement of Investments - 55
payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited
types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The
Fund is required to interface with the CCP through a broker.
Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily
change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts.
Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.

56 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Core Bond Fund
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2021:
Assets: Fair Value
Purchased Options
Interest rate risk Investment securities, at value $ 137,500
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts 8,958,241
Total $ 9,095,741
Liabilities:
Written Options
Interest rate risk Written options, at value (87,500)
Swap Contracts(a)
Credit risk Unrealized depreciation on centrally cleared swap contracts (74,507)
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts $ (9,979,552)
Total $ (10,141,559)
(a)
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Core Plus Bond Fund - March 31, 2021 (Unaudited) - Statement of Investments - 57
Asset-Backed Securities 5.3%
Principal
Amount ($) Value ($)
Airlines 0.0%
†
United Airlines Pass-Through
Trust, Series 2020-1, Class
B, 4.88%, 1/15/2026 55,000 57,063
Home Equity 0.2%
Citigroup Mortgage Loan
Trust, Inc., Series 2006-
WFH4, Class M1, 0.53%,
11/25/2036(a) 2,047,529 2,042,310
Other 4.7%
AM Capital Funding LLC,
Series 2018-1, Class A,
4.98%, 12/15/2023(b) 5,010,000 5,205,234
Assurant CLO Ltd., Series
2019-5A, Class A1, 1.63%,
1/15/2033(a)(b) 3,600,000 3,606,973
CIFC Funding Ltd., Series
2019-5A, Class A1, 1.58%,
10/15/2032(a)(b) 7,300,000 7,307,570
Corevest American Finance
Trust, Series 2019-1, Class
A, 3.32%, 3/15/2052(b) 2,341,505 2,491,896
Elmwood CLO III Ltd., Series
2019-3A, Class A1, 1.61%,
10/15/2032(a)(b) 8,600,000 8,610,802
Kayne CLO 5 Ltd., Series
2019-5A, Class A, 1.57%,
7/24/2032(a)(b) 7,300,000 7,311,811
Magnetite XXIV Ltd., Series
2019-24A, Class A, 1.57%,
1/15/2033(a)(b) 4,400,000 4,406,745
Octagon Investment Partners
44 Ltd., Series 2019-
1A, Class A, 1.52%,
7/20/2032(a)(b) 10,100,000 10,103,383
Southwick Park CLO LLC,
Series 2019-4A, Class A1,
1.52%, 7/20/2032(a)(b) 10,600,000 10,609,752
Voya CLO Ltd., Series
2019-2A, Class A, 1.49%,
7/20/2032(a)(b) 14,600,000 14,605,344
74,259,510
Student Loan 0.4%
Navient Student Loan Trust,
Series 2019-7A, Class A1,
0.61%, 1/25/2068(a)(b) 6,683,105 6,695,452
Total Asset-Backed Securities
(cost $82,385,800)
83,054,335
Collateralized Mortgage Obligations 8.3%
Angel Oak Mortgage Trust,
Series 2019-6, Class A1,
2.62%, 11/25/2059(a)(b) 2,934,911 2,986,744
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Connecticut Avenue Securities
Trust, Series 2019-
R05, Class 1M2, 2.11%,
7/25/2039(a)(b) 4,571,713 4,571,710
FHLMC REMICS
Series 4073, Class SB, IO,
5.89%, 7/15/2042(a) 5,415,377 930,524
Series 4122, Class , IO,
4.00%, 10/15/2042 5,849,347 926,773
Series 4120, Class SV, IO,
6.04%, 10/15/2042(a) 5,571,013 1,125,079
Series 4159, Class KS, IO,
6.04%, 1/15/2043(a) 3,172,070 694,008
Series 4459, Class IB, IO,
4.00%, 8/15/2043 5,194,486 754,337
Series 4468, Class SY, IO,
5.99%, 5/15/2045(a) 2,960,707 639,302
Series 4583, Class ST, IO,
5.89%, 5/15/2046(a) 6,212,761 1,146,188
Series 4623, Class MS, IO,
5.89%, 10/15/2046(a) 5,664,046 1,349,348
Series 4994, Class IB, IO,
2.50%, 7/25/2050 5,827,943 988,905
FHLMC Employees Pension
Plan , 0.11%, 10/25/2032(a) 7,738,218 7,682,010
FHLMC Structured Agency
Credit Risk Debt Notes
Series 2017-DNA2, Class
M2, 3.56%, 10/25/2029(a) 10,600,000 10,984,540
Series 2017-HQA2, Class
M2, 2.76%, 12/25/2029(a) 5,609,951 5,647,704
Series 2017-DNA3, Class
M2, 2.61%, 3/25/2030(a) 5,410,000 5,512,699
Series 2017-HQA3, Class
M2, 2.46%, 4/25/2030(a) 8,989,678 9,103,056
Series 2018-DNA1, Class
M2, 1.91%, 7/25/2030(a) 2,145,583 2,130,773
Series 2018-HQA1, Class
M2, 2.41%, 9/25/2030(a) 7,759,855 7,759,849
FNMA REMICS
Series 2012-15, Class S,
IO, 5.84%, 3/25/2042(a) 5,540,662 1,134,683
Series 2012-70, Class HS,
IO, 5.89%, 7/25/2042(a) 7,153,968 1,495,251
Series 2012-68, Class SL,
IO, 5.94%, 7/25/2042(a) 5,826,817 1,266,666
Series 2013-6, Class SB,
IO, 5.99%, 2/25/2043(a) 4,838,410 970,003
Series 418, Class C24, IO,
4.00%, 8/25/2043 5,337,787 834,043
Series 2014-90, Class SA,
IO, 6.04%, 1/25/2045(a) 5,986,765 1,332,012
Series 2016-3, Class IP, IO,
4.00%, 2/25/2046 6,355,323 1,006,274
Series 2020-24, Class MI,
IO, 4.00%, 4/25/2050 5,084,637 890,426
FNMA Connecticut Avenue
Securities
Series 2016-C07, Class
2M2, 4.46%, 5/25/2029(a) 4,980,519 5,183,261

58 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Core Plus Bond Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2017-C03, Class
1M2, 3.11%, 10/25/2029(a) 5,016,079 5,127,794
Series 2017-C04, Class
2M2, 2.96%, 11/25/2029(a) 3,872,378 3,918,951
Series 2017-C05, Class
1M2, 2.31%, 1/25/2030(a) 1,823,323 1,841,018
Series 2017-C06, Class
2M2, 2.91%, 2/25/2030(a) 2,289,981 2,302,631
Series 2017-C07, Class
2M2, 2.61%, 5/25/2030(a) 4,341,304 4,363,363
Series 2018-C01, Class
1M2, 2.36%, 7/25/2030(a) 9,794,966 9,801,098
Series 2018-C02, Class
2M2, 2.31%, 8/25/2030(a) 1,165,940 1,164,457
GCAT Trust
Series 2019-NQM2, Class
A1, 2.86%, 9/25/2059(b)(c) 4,557,884 4,623,927
Series 2019-NQM3, Class
A1, 2.69%, 11/25/2059(a)(b) 2,697,684 2,766,598
GNMA REMICS
Series 2013-23, Class IT,
IO, 3.50%, 2/20/2043 3,570,456 705,134
Series 2018-124, Class DS,
IO, 5.99%, 12/16/2043(a) 2,758,248 576,082
Series 2016-77, Class TS,
IO, 6.04%, 12/20/2044(a) 3,836,433 739,977
Series 2019-22, Class SA,
IO, 5.49%, 2/20/2045(a) 6,717,636 1,394,114
Series 2019-65, Class IE,
IO, 3.50%, 5/20/2046 8,034,151 949,868
Series 2020-77, Class ES,
IO, 5.94%, 11/20/2049(a) 9,693,302 1,475,248
New Residential Mortgage
Loan Trust, Series 2019-
NQM5, Class A1, 2.71%,
11/25/2059(a)(b) 3,290,788 3,372,337
OBX Trust, Series 2019-
EXP3, Class 2A1A, 1.01%,
10/25/2059(a)(b) 403,206 403,583
Starwood Mortgage
Residential Trust, Series
2019-INV1, Class A1,
2.61%, 9/27/2049(a)(b) 2,710,023 2,749,994
Verus Securitization Trust
Series 2019-4, Class A1,
2.64%, 11/25/2059(b)(c) 1,977,470 2,012,732
Series 2019-INV1, Class
A1, 3.40%, 12/25/2059(a)(b) 1,878,527 1,900,587
Total Collateralized Mortgage Obligations
(cost $127,411,698)
131,235,661
Commercial Mortgage-Backed Securities 6.1%
Citigroup Commercial
Mortgage Trust
Series 2013-GC11, Class B,
3.73%, 4/10/2046(a) 4,100,000 4,252,238
Series 2013-GC17, Class B,
5.10%, 11/10/2046(a) 1,465,000 1,564,562
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Citigroup Commercial
Mortgage Trust
Series 2014-GC23, Class B,
4.17%, 7/10/2047(a) 2,915,000 3,135,608
Series 2018-C6, Class A4,
4.41%, 11/10/2051 4,505,000 5,156,244
COMM Mortgage Trust
Series 2012-CR4, Class
AM, 3.25%, 10/15/2045 3,325,000 3,360,662
Series 2014-CR16, Class
XA, IO, 0.95%, 4/10/2047(a) 33,756,035 835,816
Series 2014-CR17, Class
XA, IO, 0.97%, 5/10/2047(a) 25,493,199 603,004
Series 2014-UBS3, Class
XA, IO, 1.07%, 6/10/2047(a) 20,918,347 590,956
Series 2014-UBS6,
Class XA, IO, 0.89%,
12/10/2047(a) 17,503,622 445,966
Series 2014-CR21, Class
AM, 3.99%, 12/10/2047 6,850,000 7,427,823
Series 2015-LC21, Class
A4, 3.71%, 7/10/2048 2,160,000 2,364,820
Series 2015-CR25, Class
A4, 3.76%, 8/10/2048 3,075,000 3,383,452
Series 2017-COR2, Class
A1, 2.11%, 9/10/2050 1,239,788 1,250,609
CSAIL Commercial Mortgage
Trust
Series 2016-C7, Class A5,
3.50%, 11/15/2049 1,800,000 1,952,838
Series 2015-C2, Class XA,
IO, 0.75%, 6/15/2057(a) 35,106,900 885,091
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS, Series K098,
Class XAM, IO, 1.39%,
8/25/2029(a) 17,661,000 1,860,606
GS Mortgage Securities Trust
Series 2012-GCJ7, Class B,
4.74%, 5/10/2045 4,325,000 4,463,413
Series 2012-GCJ9, Class B,
3.75%, 11/10/2045(b) 3,330,000 3,443,738
Series 2014-GC18, Class
XA, IO, 1.00%, 1/10/2047(a) 51,884,873 1,194,084
Series 2014-GC26,
Class XA, IO, 0.96%,
11/10/2047(a) 29,466,548 840,798
Series 2015-GC30, Class
XA, IO, 0.74%, 5/10/2050(a) 38,212,479 992,332

NVIT Core Plus Bond Fund - March 31, 2021 (Unaudited) - Statement of Investments - 59
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Morgan Stanley Bank of
America Merrill Lynch Trust ,
Series 2014-C16, Class XA,
IO, 0.99%, 6/15/2047(a) 25,640,475 606,087
Morgan Stanley Capital
I Trust , Series 2015-
MS1, Class A4, 3.78%,
5/15/2048(a) 4,550,000 4,992,229
UBS Commercial Mortgage
Trust
Series 2017-C4, Class A1,
2.13%, 10/15/2050 497,288 498,365
Series 2017-C4, Class A4,
3.56%, 10/15/2050 2,502,000 2,721,721
Series 2017-C4, Class AS,
3.84%, 10/15/2050(a) 2,820,000 3,098,069
Series 2018-C14, Class A1,
3.38%, 12/15/2051 4,450,234 4,563,877
Wells Fargo Commercial
Mortgage Trust
Series 2012-LC5, Class B,
4.14%, 10/15/2045 3,110,000 3,216,944
Series 2015-C28, Class A4,
3.54%, 5/15/2048 3,795,000 4,128,005
Series 2015-NXS4, Class
C, 4.70%, 12/15/2048(a) 3,553,000 3,826,796
Series 2016-LC24, Class
A4, 2.94%, 10/15/2049 1,695,000 1,802,690
Series 2016-NXS6, Class
A4, 2.92%, 11/15/2049 4,700,000 4,971,017
Series 2017-C40, Class A1,
2.11%, 10/15/2050 800,052 804,553
Series 2018-C46, Class A4,
4.15%, 8/15/2051 1,610,000 1,811,382
Series 2018-C48, Class A5,
4.30%, 1/15/2052 5,650,000 6,418,016
WFRBS Commercial
Mortgage Trust
Series 2014-LC14, Class
XA, IO, 1.26%, 3/15/2047(a) 17,686,185 524,769
Series 2014-C22, Class AS,
4.07%, 9/15/2057(a) 2,620,000 2,846,632
Total Commercial Mortgage-Backed
Securities
(cost $94,088,275) 96,835,812
Convertible Bond 0.0%
†
Media 0.0%
†
DISH Network Corp., 3.38%,
8/15/2026 778,000 747,891
Total Convertible Bond
(cost $710,094)
747,891
Corporate Bonds 46.5%
Principal
Amount ($) Value ($)
Aerospace & Defense 1.6%
Boeing Co. (The) ,
2.20%, 2/4/2026 4,607,000 4,592,714
3.63%, 2/1/2031 9,995,000 10,456,812
5.71%, 5/1/2040 1,560,000 1,909,013
5.81%, 5/1/2050 2,410,000 3,034,070
5.93%, 5/1/2060 1,930,000 2,476,432
TransDigm , Inc. ,
6.25%, 3/15/2026(b) 705,000 747,441
6.38%, 6/15/2026 500,000 516,875
7.50%, 3/15/2027 425,000 452,625
5.50%, 11/15/2027 995,000 1,029,954
4.63%, 1/15/2029(b) 195,000 192,280
25,408,216
Airlines 0.2%
American Airlines Group, Inc. ,
5.00%, 6/1/2022(b) 330,000 324,225
American Airlines, Inc. ,
5.50%, 4/20/2026(b) 615,000 640,024
5.75%, 4/20/2029(b) 500,000 531,825
Delta Air Lines, Inc. ,
7.38%, 1/15/2026 75,000 87,697
4.75%, 10/20/2028(b) 730,000 793,799
Mileage Plus Holdings LLC ,
6.50%, 6/20/2027(b) 655,000 718,044
United Airlines Holdings, Inc. ,
4.25%, 10/1/2022 85,000 86,488
3,182,102
Auto Components 0.1%
Dealer Tire LLC ,
8.00%, 2/1/2028(b) 355,000 374,525
Goodyear Tire & Rubber Co.
(The) ,
9.50%, 5/31/2025 430,000 482,374
856,899
Automobiles 1.0%
Ford Motor Co. ,
9.63%, 4/22/2030(d) 470,000 655,904
7.45%, 7/16/2031 80,000 100,867
4.75%, 1/15/2043 360,000 362,664
5.29%, 12/8/2046 360,000 378,457
General Motors Co. ,
6.80%, 10/1/2027 3,845,000 4,769,963
Volkswagen Group of America
Finance LLC ,
3.13%, 5/12/2023(b) 1,545,000 1,623,359
3.35%, 5/13/2025(b) 3,050,000 3,274,822
3.75%, 5/13/2030(b) 4,385,000 4,756,448
15,922,484
Banks 8.3%
Banco de Credito e
Inversiones SA ,
3.50%, 10/12/2027(b) 200,000 213,712
Banco Santander SA ,
Reg. S, (USD ICE Swap
Rate 5 Year + 4.99%),
7.50%, 2/08/2024(e)(f) 1,200,000 1,318,428

60 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Banco Santander SA,
2.75%, 12/3/2030 4,400,000 4,191,109
Bank Leumi Le-Israel BM ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 1.63%),
3.27%, 1/29/2031(b)(f) 200,000 204,000
Bank of America Corp. ,
Series JJ, (SOFR + 3.55%),
5.12%, 6/20/2024(d)(e)(f) 2,910,000 3,091,875
Series X, (ICE LIBOR USD
3 Month + 3.71%), 6.25%,
9/05/2024(e)(f) 1,240,000 1,372,432
4.45%, 3/3/2026 4,155,000 4,670,290
(ICE LIBOR USD 3 Month +
1.51%), 3.71%, 4/24/2028(f) 3,125,000 3,418,109
(SOFR + 2.15%), 2.59%,
4/29/2031(f) 4,605,000 4,595,386
Banque Centrale de Tunisie ,
Reg. S, 5.75%, 1/30/2025 200,000 174,054
BNP Paribas SA ,
(USD Swap Semi 5
Year + 4.92%), 6.75%,
3/14/2022(b)(e)(f) 2,045,000 2,126,371
3.50%, 3/1/2023(b) 7,020,000 7,401,348
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.34%),
4.62%, 2/25/2031(b)(d)(e)(f) 1,290,000 1,281,937
Citigroup, Inc. ,
(ICE LIBOR USD 3
Month + 4.23%), 5.90%,
2/15/2023(d)(e)(f) 1,235,000 1,305,420
Series U, (SOFR + 3.81%),
5.00%, 9/12/2024(d)(e)(f) 1,239,000 1,276,542
Series V, (SOFR + 3.23%),
4.70%, 1/30/2025(e)(f) 750,000 755,250
(ICE LIBOR USD 3 Month +
0.90%), 3.35%, 4/24/2025(f) 5,475,000 5,859,396
Series W, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.60%), 4.00%,
12/10/2025(e)(f) 840,000 848,190
(ICE LIBOR USD 3 Month +
1.56%), 3.89%, 1/10/2028(f) 2,080,000 2,286,301
Citizens Financial Group, Inc. ,
Series B, (ICE LIBOR USD
3 Month + 3.00%), 6.00%,
7/06/2023(e)(f) 2,650,000 2,726,187
Comerica, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 5.29%),
5.63%, 7/01/2025(e)(f) 1,305,000 1,437,131
Development Bank of Japan,
Inc. ,
0.50%, 3/4/2024(b) 2,480,000 2,473,719
1.00%, 8/27/2030(b) 2,105,000 1,932,425
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Development Bank of Japan,
Inc.,
1.25%, 1/28/2031(b) 3,320,000 3,105,004
Development Bank of
Mongolia LLC ,
7.25%, 10/23/2023(b) 200,000 216,454
Fifth Third Bancorp ,
Series H, (ICE LIBOR USD
3 Month + 3.03%), 5.10%,
6/30/2023(d)(e)(f) 2,560,000 2,592,696
Series L, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 4.22%),
4.50%, 9/30/2025(e)(f) 655,000 695,610
Grupo Aval Ltd. ,
4.38%, 2/4/2030(b) 200,000 201,750
HSBC Holdings plc ,
(SOFR + 1.73%), 2.01%,
9/22/2028(f) 4,085,000 4,014,155
Huntington Bancshares, Inc. ,
Series E, (ICE LIBOR USD
3 Month + 2.88%), 5.70%,
4/15/2023(d)(e)(f) 2,285,000 2,319,275
Series F, (US Treasury Yield
Curve Rate T Note Constant
Maturity 10 Year + 4.95%),
5.63%, 7/15/2030(e)(f) 700,000 778,050
ING Groep NV ,
(USD Swap Semi 5
Year + 4.45%), 6.50%,
4/16/2025(d)(e)(f) 1,000,000 1,104,400
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.34%),
5.75%, 11/16/2026(e)(f) 1,385,000 1,510,689
JPMorgan Chase & Co. ,
Series CC, (ICE LIBOR
USD 3 Month + 2.58%),
4.62%, 11/01/2022(d)(e)(f) 1,430,000 1,412,125
Series FF, (SOFR + 3.38%),
5.00%, 8/01/2024(d)(e)(f) 1,385,000 1,431,744
Series HH, (SOFR
+ 3.13%), 4.60%,
2/01/2025(e)(f) 775,000 783,719
(ICE LIBOR USD 3 Month +
1.16%), 3.22%, 3/1/2025(f) 9,650,000 10,295,378
(SOFR + 1.51%), 2.74%,
10/15/2030(f) 4,550,000 4,624,256
(SOFR + 1.07%), 1.95%,
2/4/2032(f) 4,610,000 4,369,183
(SOFR + 1.51%), 2.53%,
11/19/2041(f) 2,385,000 2,184,529
M&T Bank Corp. ,
Series G, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.17%), 5.00%,
8/01/2024(d)(e)(f) 1,295,000 1,364,723

NVIT Core Plus Bond Fund - March 31, 2021 (Unaudited) - Statement of Investments - 61
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
NBK Tier 1 Financing 2 Ltd. ,
(USD Swap Semi 6
Year + 2.83%), 4.50%,
8/27/2025(b)(e)(f) 200,000 207,684
Regions Financial Corp. ,
Series D, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 5.43%), 5.75%,
6/15/2025(d)(e)(f) 650,000 715,812
Societe Generale SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.10%),
1.49%, 12/14/2026(b)(f) 6,195,000 6,087,327
Truist Bank ,
2.25%, 3/11/2030 2,210,000 2,156,412
Truist Financial Corp. ,
Series N, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.00%), 4.80%,
9/01/2024(e)(f) 2,185,000 2,291,125
Series L, (ICE LIBOR USD
3 Month + 3.10%), 5.05%,
12/15/2024(d)(e)(f) 760,000 770,450
Series P, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 4.61%),
4.95%, 9/01/2025(d)(e)(f) 590,000 639,413
Series Q, (US Treasury
Yield Curve Rate T Note
Constant Maturity 10
Year + 4.35%), 5.10%,
3/01/2030(d)(e)(f) 650,000 708,695
Turkiye Vakiflar Bankasi TAO ,
6.50%, 1/8/2026(b) 200,000 191,431
Wells Fargo & Co. ,
Series S, (ICE LIBOR USD
3 Month + 3.11%), 5.90%,
6/15/2024(d)(e)(f) 1,290,000 1,370,947
Series U, (ICE LIBOR USD
3 Month + 3.99%), 5.87%,
6/15/2025(d)(e)(f) 645,000 710,145
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.45%),
3.90%, 3/15/2026(e)(f) 1,335,000 1,348,217
(SOFR + 2.00%), 2.19%,
4/30/2026(f) 1,680,000 1,733,894
(ICE LIBOR USD 3
Month + 1.17%), 2.88%,
10/30/2030(f) 8,980,000 9,250,403
(SOFR + 2.53%), 3.07%,
4/30/2041(f) 5,055,000 4,956,968
131,102,275
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages 0.5%
Anheuser-Busch Cos. LLC ,
4.90%, 2/1/2046 6,770,000 8,087,062
Biotechnology 1.3%
AbbVie, Inc. ,
2.30%, 11/21/2022 2,105,000 2,166,037
2.95%, 11/21/2026 12,930,000 13,766,322
4.25%, 11/21/2049 1,435,000 1,623,754
Gilead Sciences, Inc. ,
2.80%, 10/1/2050 2,675,000 2,377,497
19,933,610
Building Products 0.6%
Carrier Global Corp. ,
2.49%, 2/15/2027(d) 4,710,000 4,864,011
2.72%, 2/15/2030 3,515,000 3,546,962
Cornerstone Building Brands,
Inc. ,
8.00%, 4/15/2026(b)(d) 415,000 432,140
6.13%, 1/15/2029(b)(d) 470,000 500,550
Standard Industries, Inc. ,
5.00%, 2/15/2027(b) 80,000 83,400
4.38%, 7/15/2030(b)(d) 425,000 428,825
Votorantim Cimentos
International SA ,
Reg. S, 7.25%, 4/5/2041 200,000 256,640
10,112,528
Capital Markets 2.6%
Bank of New York Mellon
Corp. (The) ,
Series G, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 4.36%), 4.70%,
9/20/2025(d)(e)(f) 1,425,000 1,543,916
Series F, (ICE LIBOR USD
3 Month + 3.13%), 4.62%,
9/20/2026(e)(f) 1,395,000 1,471,725
Credit Suisse Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.82%),
6.37%, 8/21/2026(b)(e)(f) 1,600,000 1,704,000
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.29%),
5.10%, 1/24/2030(b)(d)(e)(f) 1,705,000 1,643,620
Goldman Sachs Group, Inc.
(The) ,
Series Q, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.62%), 5.50%,
8/10/2024(e)(f) 1,598,000 1,725,840
Series R, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.22%), 4.95%,
2/10/2025(d)(e)(f) 1,144,000 1,210,123

62 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Goldman Sachs Group, Inc.
(The),
(ICE LIBOR USD 3 Month +
1.20%), 3.27%, 9/29/2025(f) 2,200,000 2,360,754
Series O, (ICE LIBOR USD
3 Month + 3.83%), 5.30%,
11/10/2026(d)(e)(f) 1,050,000 1,157,625
(SOFR + 1.09%), 1.99%,
1/27/2032(d)(f) 4,720,000 4,479,493
Huarong Finance 2017 Co.
Ltd. ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 7.77%),
4.50%, 1/24/2022(e)(f) 400,000 401,973
Morgan Stanley ,
3.63%, 1/20/2027 4,000,000 4,389,005
(ICE LIBOR USD 3 Month +
1.14%), 3.77%, 1/24/2029(f) 2,705,000 2,958,567
(SOFR + 1.14%), 2.70%,
1/22/2031(f) 7,235,000 7,361,818
(SOFR + 1.02%), 1.93%,
4/28/2032(f) 4,630,000 4,373,985
UBS Group AG ,
Reg. S, (USD Swap Semi
5 Year + 4.59%), 6.87%,
8/07/2025(e)(f) 2,205,000 2,487,218
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.31%),
4.38%, 2/10/2031(b)(d)(e)(f) 1,040,000 1,025,960
40,295,622
Chemicals 0.1%
NOVA Chemicals Corp. ,
4.88%, 6/1/2024(b) 355,000 370,975
5.25%, 6/1/2027(b)(d) 348,000 365,181
Sasol Financing USA LLC ,
5.88%, 3/27/2024 400,000 424,240
4.38%, 9/18/2026 200,000 204,030
6.50%, 9/27/2028 200,000 215,100
Tronox , Inc. ,
4.63%, 3/15/2029(b) 290,000 290,362
1,869,888
Commercial Services & Supplies 0.5%
APX Group, Inc. ,
7.63%, 9/1/2023 285,000 294,263
6.75%, 2/15/2027(b)(d) 245,000 262,816
Aramark Services, Inc. ,
6.38%, 5/1/2025(b)(d) 520,000 551,200
5.00%, 2/1/2028(b)(d) 795,000 825,011
Garda World Security Corp. ,
8.75%, 5/15/2025(b) 325,000 340,031
9.50%, 11/1/2027(b) 259,000 286,680
Harsco Corp. ,
5.75%, 7/31/2027(b) 530,000 542,587
IAA, Inc. ,
5.50%, 6/15/2027(b) 695,000 728,881
Corporate Bonds
Principal
Amount ($) Value ($)
Commercial Services & Supplies
KAR Auction Services, Inc. ,
5.13%, 6/1/2025(b)(d) 875,000 890,794
Nielsen Co. Luxembourg
SARL (The) ,
5.00%, 2/1/2025(b)(d) 640,000 654,400
Nielsen Finance LLC ,
5.00%, 4/15/2022(b) 26,000 26,005
5.63%, 10/1/2028(b) 445,000 467,806
5.88%, 10/1/2030(b) 290,000 314,288
Prime Security Services
Borrower LLC ,
5.75%, 4/15/2026(b) 590,000 638,409
3.38%, 8/31/2027(b) 150,000 145,500
6.25%, 1/15/2028(b) 935,000 973,326
7,941,997
Communications Equipment 0.2%
CommScope Technologies
LLC ,
6.00%, 6/15/2025(b) 622,000 634,471
5.00%, 3/15/2027(b)(d) 560,000 554,753
CommScope , Inc. ,
6.00%, 3/1/2026(b) 80,000 84,295
8.25%, 3/1/2027(b)(d) 430,000 460,100
7.13%, 7/1/2028(b)(d) 650,000 690,352
2,423,971
Construction & Engineering 0.1%
China Minmetals Corp. ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 4.72%),
3.75%, 11/13/2022(e)(f) 844,000 860,880
Dianjian Haiyu Ltd. ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 5.45%),
4.30%, 6/20/2024(e)(f) 250,000 260,485
IHS Netherlands Holdco BV ,
8.00%, 9/18/2027(b) 200,000 215,000
Mexico City Airport Trust ,
5.50%, 7/31/2047(b) 200,000 198,500
1,534,865
Consumer Finance 1.1%
Avolon Holdings Funding Ltd. ,
3.25%, 2/15/2027(b) 6,155,000 6,104,573
Capital One Financial Corp. ,
Series E, (ICE LIBOR USD
3 Month + 3.80%), 3.99%,
6/01/2021(d)(e)(f) 4,525,000 4,502,375
Discover Financial Services ,
Series C, (ICE LIBOR USD
3 Month + 3.08%), 5.50%,
10/30/2027(d)(e)(f) 3,050,000 3,165,290
Ford Motor Credit Co. LLC ,
4.69%, 6/9/2025(d) 235,000 249,412
5.13%, 6/16/2025 200,000 216,000
4.39%, 1/8/2026 725,000 762,026
5.11%, 5/3/2029 585,000 627,968

NVIT Core Plus Bond Fund - March 31, 2021 (Unaudited) - Statement of Investments - 63
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Global Aircraft Leasing Co.
Ltd. ,
6.50%, 9/15/2024(b)(g) 612,559 585,347
OneMain Finance Corp. ,
6.13%, 3/15/2024 350,000 378,000
8.88%, 6/1/2025 70,000 77,546
7.13%, 3/15/2026 335,000 386,372
17,054,909
Containers & Packaging 0.1%
Graham Packaging Co., Inc. ,
7.13%, 8/15/2028(b) 295,000 313,806
Intelligent Packaging Ltd.
Finco , Inc. ,
6.00%, 9/15/2028(b) 330,000 340,725
Mauser Packaging Solutions
Holding Co. ,
7.25%, 4/15/2025(b)(d) 690,000 690,000
Reynolds Group Issuer, Inc. ,
4.00%, 10/15/2027(b)(d) 280,000 274,400
Trident TPI Holdings, Inc. ,
9.25%, 8/1/2024(b) 305,000 324,825
Trivium Packaging Finance
BV ,
8.50%, 8/15/2027(b)(c) 220,000 238,744
2,182,500
Distributors 0.1%
Performance Food Group,
Inc. ,
6.88%, 5/1/2025(b) 55,000 58,712
5.50%, 10/15/2027(b) 500,000 522,880
Univar Solutions USA, Inc. ,
5.13%, 12/1/2027(b) 745,000 775,262
1,356,854
Diversified Consumer Services 0.0%
†
frontdoor , Inc. ,
6.75%, 8/15/2026(b) 260,000 276,575
Diversified Financial Services 0.2%
Charming Light Investments
Ltd. ,
Reg. S, 4.38%, 12/21/2027 400,000 449,312
Gazprom PJSC ,
5.15%, 2/11/2026(b) 391,000 427,879
Gtlk Europe Capital DAC ,
Reg. S, 4.95%, 2/18/2026 273,000 287,109
Reg. S, 4.65%, 3/10/2027 200,000 202,720
MDGH - GMTN BV ,
3.70%, 11/7/2049(b) 200,000 204,250
MPH Acquisition Holdings
LLC ,
5.75%, 11/1/2028(b)(d) 550,000 536,250
Power Finance Corp. Ltd. ,
3.95%, 4/23/2030(b) 200,000 204,496
2,312,016
Diversified Telecommunication Services 2.2%
Altice France Holding SA ,
6.00%, 2/15/2028(b) 665,000 655,218
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
Altice France SA ,
7.38%, 5/1/2026(b) 610,000 634,461
8.13%, 2/1/2027(b) 355,000 389,115
5.50%, 1/15/2028(b)(d) 540,000 553,360
AT&T, Inc. ,
4.35%, 3/1/2029 2,955,000 3,342,633
3.50%, 6/1/2041(d) 1,420,000 1,400,745
3.30%, 2/1/2052(d) 2,040,000 1,837,321
3.50%, 9/15/2053(b) 5,335,000 4,930,265
3.55%, 9/15/2055(b) 6,673,000 6,106,505
3.85%, 6/1/2060 1,235,000 1,180,938
CCO Holdings LLC ,
5.75%, 2/15/2026(b) 381,000 393,097
5.50%, 5/1/2026(b) 200,000 206,260
5.00%, 2/1/2028(b) 190,000 200,953
4.75%, 3/1/2030(b) 55,000 56,994
4.50%, 8/15/2030(b) 1,110,000 1,131,312
Frontier Communications
Corp. ,
5.88%, 10/15/2027(b)(d) 310,000 328,600
5.00%, 5/1/2028(b) 220,000 224,043
6.75%, 5/1/2029(b) 330,000 348,051
Intelsat Jackson Holdings SA ,
8.00%, 2/15/2024(b)(c) 735,000 760,725
Ooredoo International Finance
Ltd. ,
2.63%, 4/8/2031(b) 200,000 197,844
QualityTech LP ,
3.88%, 10/1/2028(b) 185,000 184,075
Sprint Capital Corp. ,
6.88%, 11/15/2028 195,000 245,889
8.75%, 3/15/2032 265,000 391,869
Verizon Communications, Inc. ,
1.50%, 9/18/2030 2,685,000 2,465,131
2.65%, 11/20/2040 1,185,000 1,082,913
3.70%, 3/22/2061 5,420,000 5,355,596
Virgin Media Finance plc ,
5.00%, 7/15/2030(b) 585,000 584,269
35,188,182
Electric Utilities 1.8%
ABY Transmision Sur SA ,
6.88%, 4/30/2043(b) 193,820 258,994
Adani Electricity Mumbai Ltd. ,
3.95%, 2/12/2030(b) 200,000 201,496
Comision Federal de
Electricidad ,
Reg. S, 4.75%, 2/23/2027 200,000 219,400
3.35%, 2/9/2031(b) 200,000 192,202
Commonwealth Edison Co. ,
4.00%, 3/1/2049 5,310,000 5,956,115
Duke Energy Indiana LLC ,
Series YYY, 3.25%,
10/1/2049 3,660,000 3,611,938
Empresa de Transmision
Electrica SA ,
5.13%, 5/2/2049(b) 400,000 439,000
Entergy Texas, Inc. ,
1.75%, 3/15/2031 2,905,000 2,696,977

64 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Eskom Holdings SOC Ltd. ,
Reg. S, 6.75%, 8/6/2023 200,000 206,320
7.13%, 2/11/2025(b) 200,000 206,086
Evergy , Inc. ,
2.45%, 9/15/2024 1,490,000 1,560,022
FirstEnergy Corp. ,
Series C, 7.38%,
11/15/2031 45,000 60,174
Series C, 5.35%,
7/15/2047(c) 450,000 505,428
Interstate Power and Light
Co. ,
2.30%, 6/1/2030 1,790,000 1,765,574
Kentucky Utilities Co. ,
3.30%, 6/1/2050 2,345,000 2,281,794
NRG Energy, Inc. ,
3.63%, 2/15/2031(b) 490,000 477,750
Pacific Gas and Electric Co. ,
3.30%, 8/1/2040(d) 1,410,000 1,276,219
3.50%, 8/1/2050 4,235,000 3,674,986
Perusahaan Listrik Negara PT ,
Reg. S, 5.25%, 10/24/2042 200,000 221,000
Southwestern Public Service
Co. ,
Series 8, 3.15%, 5/1/2050 2,825,000 2,750,372
28,561,847
Electrical Equipment 0.0%
†
EnerSys ,
4.38%, 12/15/2027(b) 385,000 393,663
Energy Equipment & Services 0.1%
Archrock Partners LP ,
6.25%, 4/1/2028(b) 375,000 380,925
TechnipFMC plc ,
6.50%, 2/1/2026(b) 465,000 486,549
USA Compression Partners
LP ,
6.88%, 4/1/2026 425,000 435,891
6.88%, 9/1/2027 85,000 87,550
1,390,915
Entertainment 0.1%
Lions Gate Capital Holdings
LLC ,
5.50%, 4/15/2029(b) 495,000 495,054
Live Nation Entertainment,
Inc. ,
4.88%, 11/1/2024(b) 270,000 274,779
6.50%, 5/15/2027(b) 785,000 871,350
4.75%, 10/15/2027(b) 385,000 387,888
2,029,071
Equity Real Estate Investment Trusts (REITs) 1.4%
Crown Castle International
Corp. ,
1.05%, 7/15/2026 1,655,000 1,602,415
2.10%, 4/1/2031(d) 1,655,000 1,562,610
EPR Properties ,
4.50%, 6/1/2027 385,000 395,139
4.95%, 4/15/2028 340,000 349,961
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
EPR Properties,
3.75%, 8/15/2029(d) 140,000 133,355
ESH Hospitality, Inc. ,
5.25%, 5/1/2025(b) 405,000 413,100
Essex Portfolio LP ,
2.65%, 3/15/2032 5,825,000 5,731,362
Iron Mountain, Inc. ,
4.88%, 9/15/2027(b) 440,000 450,175
5.25%, 3/15/2028(b)(d) 785,000 815,419
5.00%, 7/15/2028(b) 70,000 71,575
4.88%, 9/15/2029(b)(d) 110,000 111,369
5.25%, 7/15/2030(b) 215,000 221,837
5.63%, 7/15/2032(b)(d) 895,000 935,275
RHP Hotel Properties LP ,
4.75%, 10/15/2027(d) 350,000 358,267
Uniti Group LP ,
6.00%, 4/15/2023(b) 480,000 487,800
7.13%, 12/15/2024(b) 345,000 354,919
7.88%, 2/15/2025(b) 785,000 848,385
6.50%, 2/15/2029(b)(d) 850,000 839,375
Ventas Realty LP ,
3.50%, 4/15/2024 6,105,000 6,579,608
22,261,946
Food & Staples Retailing 0.8%
7-Eleven, Inc. ,
1.80%, 2/10/2031(b)(d) 3,130,000 2,922,985
2.80%, 2/10/2051(b) 2,500,000 2,239,065
Cencosud SA ,
4.38%, 7/17/2027(b)(d) 260,000 287,152
Reg. S, 4.38%, 7/17/2027 200,000 220,886
Sysco Corp. ,
6.60%, 4/1/2050(d) 5,100,000 7,366,291
Walmart, Inc. ,
4.05%, 6/29/2048 20,000 23,682
13,060,061
Food Products 0.9%
Kraft Heinz Foods Co. ,
3.75%, 4/1/2030 5,575,000 5,917,008
5.20%, 7/15/2045 35,000 40,479
4.88%, 10/1/2049 5,265,000 5,905,291
Pilgrim's Pride Corp. ,
4.25%, 4/15/2031(b) 590,000 587,775
Post Holdings, Inc. ,
5.75%, 3/1/2027(b) 100,000 105,176
5.63%, 1/15/2028(b) 780,000 820,739
4.63%, 4/15/2030(b) 705,000 706,763
4.50%, 9/15/2031(b) 345,000 341,205
14,424,436
Health Care Equipment & Supplies 0.2%
Ortho-Clinical Diagnostics,
Inc. ,
7.38%, 6/1/2025(b) 216,000 232,221
7.25%, 2/1/2028(b)(d) 341,000 373,620
Stryker Corp. ,
0.60%, 12/1/2023 2,350,000 2,351,447
2,957,288

NVIT Core Plus Bond Fund - March 31, 2021 (Unaudited) - Statement of Investments - 65
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services 1.6%
Acadia Healthcare Co., Inc. ,
5.50%, 7/1/2028(b)(d) 410,000 431,628
5.00%, 4/15/2029(b) 120,000 124,526
Centene Corp. ,
3.38%, 2/15/2030 360,000 363,373
Cigna Corp. ,
3.75%, 7/15/2023 5,207,000 5,568,617
2.40%, 3/15/2030 3,865,000 3,832,260
Community Health Systems,
Inc. ,
8.13%, 6/30/2024(b) 390,000 409,130
6.63%, 2/15/2025(b) 70,000 73,894
5.63%, 3/15/2027(b) 125,000 130,937
8.00%, 12/15/2027(b)(d) 350,000 383,656
6.00%, 1/15/2029(b) 135,000 142,762
6.88%, 4/15/2029(b)(d) 850,000 889,840
4.75%, 2/15/2031(b) 220,000 214,918
CVS Health Corp. ,
3.00%, 8/15/2026 3,045,000 3,253,747
1.75%, 8/21/2030 4,080,000 3,808,270
2.70%, 8/21/2040 690,000 635,436
DaVita, Inc. ,
4.63%, 6/1/2030(b) 425,000 433,015
Envision Healthcare Corp. ,
8.75%, 10/15/2026(b) 215,000 159,100
HCA, Inc. ,
7.69%, 6/15/2025 85,000 102,472
5.38%, 9/1/2026 690,000 777,975
5.63%, 9/1/2028 145,000 166,750
3.50%, 9/1/2030 175,000 176,482
Molina Healthcare, Inc. ,
3.88%, 11/15/2030(b) 180,000 185,175
Team Health Holdings, Inc. ,
6.38%, 2/1/2025(b)(d) 660,000 581,579
Tenet Healthcare Corp. ,
6.75%, 6/15/2023(d) 340,000 368,526
4.63%, 6/15/2028(b) 90,000 92,248
6.13%, 10/1/2028(b)(d) 1,940,000 2,024,875
25,331,191
Hotels, Restaurants & Leisure 0.9%
Boyd Gaming Corp. ,
6.38%, 4/1/2026 255,000 263,288
6.00%, 8/15/2026(d) 525,000 546,617
Caesars Entertainment, Inc. ,
6.25%, 7/1/2025(b)(d) 225,000 239,853
8.13%, 7/1/2027(b)(d) 770,000 849,114
Caesars Resort Collection
LLC ,
5.25%, 10/15/2025(b) 335,000 336,234
Carnival Corp. ,
11.50%, 4/1/2023(b) 625,000 716,406
10.50%, 2/1/2026(b) 210,000 247,013
7.63%, 3/1/2026(b)(d) 365,000 392,120
5.75%, 3/1/2027(b)(d) 325,000 333,531
9.88%, 8/1/2027(b) 895,000 1,053,764
Cedar Fair LP ,
5.50%, 5/1/2025(b) 595,000 626,261
5.38%, 4/15/2027 615,000 630,375
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure
Hilton Domestic Operating
Co., Inc. ,
5.75%, 5/1/2028(b)(d) 580,000 624,237
Hilton Worldwide Finance
LLC ,
4.88%, 4/1/2027(d) 40,000 41,750
International Game
Technology plc ,
4.13%, 4/15/2026(b) 200,000 205,516
NCL Corp. Ltd. ,
3.63%, 12/15/2024(b) 395,000 372,781
5.88%, 3/15/2026(b) 270,000 272,700
NCL Finance Ltd. ,
6.13%, 3/15/2028(b) 460,000 468,625
Royal Caribbean Cruises Ltd. ,
5.25%, 11/15/2022 270,000 278,005
10.88%, 6/1/2023(b) 70,000 80,521
11.50%, 6/1/2025(b) 880,000 1,026,300
5.50%, 4/1/2028(b) 205,000 206,025
Scientific Games International,
Inc. ,
5.00%, 10/15/2025(b) 175,000 181,247
8.25%, 3/15/2026(b) 330,000 353,925
7.00%, 5/15/2028(b)(d) 655,000 699,940
SeaWorld Parks &
Entertainment, Inc. ,
9.50%, 8/1/2025(b) 185,000 201,063
Six Flags Entertainment Corp. ,
5.50%, 4/15/2027(b) 715,000 740,919
Six Flags Theme Parks, Inc. ,
7.00%, 7/1/2025(b) 630,000 681,188
Wyndham Hotels & Resorts,
Inc. ,
5.38%, 4/15/2026(b)(d) 115,000 117,587
4.38%, 8/15/2028(b) 370,000 374,255
Wynn Las Vegas LLC ,
5.50%, 3/1/2025(b)(d) 1,063,000 1,123,059
5.25%, 5/15/2027(b)(d) 375,000 392,674
14,676,893
Household Durables 0.1%
Taylor Morrison Communities,
Inc. ,
5.88%, 6/15/2027(b) 260,000 287,300
5.75%, 1/15/2028(b) 465,000 512,221
5.13%, 8/1/2030(b) 180,000 191,250
TRI Pointe Group, Inc. ,
5.25%, 6/1/2027 250,000 267,500
5.70%, 6/15/2028(d) 495,000 547,079
1,805,350
Independent Power and Renewable Electricity Producers
0.2%
Calpine Corp. ,
4.50%, 2/15/2028(b) 735,000 741,174
5.13%, 3/15/2028(b) 590,000 592,744
4.63%, 2/1/2029(b)(d) 662,000 644,980
5.00%, 2/1/2031(b) 553,000 539,728
Talen Energy Supply LLC ,
10.50%, 1/15/2026(b) 235,000 210,325

66 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Independent Power and Renewable Electricity Producers
Talen Energy Supply LLC,
7.25%, 5/15/2027(b) 245,000 250,478
2,979,429
Industrial Conglomerates 0.7%
General Electric Co. ,
5.88%, 1/14/2038 4,495,000 5,816,830
4.25%, 5/1/2040 760,000 834,185
4.35%, 5/1/2050 4,310,000 4,783,862
11,434,877
Insurance 0.2%
Alliant Holdings Intermediate
LLC ,
6.75%, 10/15/2027(b)(d) 830,000 883,427
AssuredPartners , Inc. ,
7.00%, 8/15/2025(b) 340,000 351,424
5.63%, 1/15/2029(b) 775,000 789,725
GTCR AP Finance, Inc. ,
8.00%, 5/15/2027(b)(d) 255,000 273,806
HUB International Ltd. ,
7.00%, 5/1/2026(b) 705,000 732,079
3,030,461
Interactive Media & Services 0.0%
†
Cars.com, Inc. ,
6.38%, 11/1/2028(b) 115,000 119,887
Tencent Holdings Ltd. ,
3.24%, 6/3/2050(b) 216,000 198,891
318,778
IT Services 0.3%
Endure Digital, Inc. ,
6.00%, 2/15/2029(b) 320,000 312,768
Fiserv, Inc. ,
2.65%, 6/1/2030 1,364,000 1,373,717
International Business
Machines Corp. ,
3.30%, 5/15/2026 2,635,000 2,870,037
Presidio Holdings, Inc. ,
4.88%, 2/1/2027(b) 550,000 563,761
8.25%, 2/1/2028(b) 255,000 277,312
5,397,595
Machinery 0.1%
Terex Corp. ,
5.63%, 2/1/2025(b) 780,000 801,941
5.00%, 5/15/2029(b) 340,000 351,968
1,153,909
Media 2.1%
Charter Communications
Operating LLC ,
4.46%, 7/23/2022 3,880,000 4,046,663
2.80%, 4/1/2031 2,835,000 2,797,828
4.80%, 3/1/2050 1,720,000 1,845,071
3.70%, 4/1/2051(d) 2,565,000 2,399,056
Comcast Corp. ,
2.35%, 1/15/2027 7,820,000 8,162,861
3.30%, 2/1/2027 2,740,000 2,989,747
Corporate Bonds
Principal
Amount ($) Value ($)
Media
CSC Holdings LLC ,
5.50%, 5/15/2026(b) 245,000 252,595
7.50%, 4/1/2028(b) 210,000 231,588
6.50%, 2/1/2029(b) 200,000 221,000
5.75%, 1/15/2030(b) 1,445,000 1,521,939
4.63%, 12/1/2030(b) 310,000 304,921
DISH DBS Corp. ,
7.75%, 7/1/2026 340,000 375,270
7.38%, 7/1/2028 355,000 372,413
Fox Corp. ,
5.58%, 1/25/2049 2,745,000 3,499,358
Outfront Media Capital LLC ,
5.00%, 8/15/2027(b)(d) 401,000 405,010
4.63%, 3/15/2030(b) 120,000 115,500
Radiate Holdco LLC ,
4.50%, 9/15/2026(b) 160,000 161,800
6.50%, 9/15/2028(b) 395,000 417,100
Sirius XM Radio, Inc. ,
4.63%, 7/15/2024(b) 225,000 231,773
5.38%, 7/15/2026(b) 65,000 67,112
5.00%, 8/1/2027(b) 130,000 136,376
5.50%, 7/1/2029(b) 719,000 777,419
4.13%, 7/1/2030(b)(d) 646,000 646,743
Virgin Media Vendor Financing
Notes IV DAC ,
5.00%, 7/15/2028(b) 440,000 447,700
32,426,843
Metals & Mining 0.3%
ArcelorMittal SA ,
7.25%, 10/15/2039(c) 285,000 390,165
7.00%, 3/1/2041(c)(d) 95,000 129,628
Chinalco Capital Holdings
Ltd. ,
Reg. S, 4.25%, 4/21/2022 200,000 203,543
Corp. Nacional del Cobre de
Chile ,
3.15%, 1/14/2030(b) 260,000 269,584
Reg. S, 5.63%, 9/21/2035 100,000 129,258
CSN Inova Ventures ,
6.75%, 1/28/2028(b) 219,000 232,041
CSN Resources SA ,
7.63%, 4/17/2026(b) 200,000 212,478
First Quantum Minerals Ltd. ,
6.88%, 3/1/2026(b) 405,000 419,175
Freeport-McMoRan, Inc. ,
5.00%, 9/1/2027(d) 135,000 143,451
4.13%, 3/1/2028 70,000 73,584
5.25%, 9/1/2029(d) 245,000 267,913
4.25%, 3/1/2030 70,000 74,550
5.40%, 11/14/2034 385,000 458,348
5.45%, 3/15/2043 825,000 992,475
Hudbay Minerals, Inc. ,
4.50%, 4/1/2026(b) 190,000 197,469
6.13%, 4/1/2029(b) 250,000 266,875
Minera Mexico SA de CV ,
4.50%, 1/26/2050(b) 200,000 205,802

NVIT Core Plus Bond Fund - March 31, 2021 (Unaudited) - Statement of Investments - 67
Corporate Bonds
Principal
Amount ($) Value ($)
Metals & Mining
Minmetals Bounteous Finance
BVI Ltd. ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 5.21%),
3.38%, 9/03/2024(e)(f) 205,000 209,879
Nexa Resources SA ,
5.38%, 5/4/2027(b) 318,000 347,097
5,223,315
Multi-Utilities 0.4%
Dominion Energy, Inc. ,
Series B, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.99%), 4.65%,
12/15/2024(e)(f) 1,035,000 1,089,648
DTE Energy Co. ,
Series F, 1.05%,
6/1/2025(d) 2,645,000 2,610,510
Southern Co. Gas Capital
Corp. ,
Series 20-A, 1.75%,
1/15/2031 3,120,000 2,870,294
6,570,452
Oil, Gas & Consumable Fuels 6.2%
Abu Dhabi Crude Oil Pipeline
LLC ,
Reg. S, 4.60%, 11/2/2047 550,000 620,191
4.60%, 11/2/2047(b) 200,000 225,524
Antero Midstream Partners LP ,
5.38%, 9/15/2024 290,000 292,538
7.88%, 5/15/2026(b) 420,000 451,718
5.75%, 3/1/2027(b) 195,000 195,043
5.75%, 1/15/2028(b) 660,000 660,000
Ascent Resources Utica
Holdings LLC ,
7.00%, 11/1/2026(b) 670,000 669,581
9.00%, 11/1/2027(b) 115,000 146,050
8.25%, 12/31/2028(b) 100,000 104,000
Buckeye Partners LP ,
4.15%, 7/1/2023 30,000 30,787
4.13%, 3/1/2025(b)(d) 205,000 209,160
3.95%, 12/1/2026(d) 120,000 118,615
4.13%, 12/1/2027 75,000 74,063
4.50%, 3/1/2028(b) 430,000 431,075
5.85%, 11/15/2043 120,000 116,564
Cheniere Energy Partners LP ,
4.50%, 10/1/2029 795,000 824,431
Comstock Resources, Inc. ,
9.75%, 8/15/2026(d) 279,000 303,413
6.75%, 3/1/2029(b) 611,000 626,275
DCP Midstream Operating LP ,
3.88%, 3/15/2023 45,000 46,953
5.63%, 7/15/2027 290,000 314,844
(ICE LIBOR USD 3
Month + 3.85%), 5.85%,
5/21/2043(b)(f) 90,000 80,137
5.60%, 4/1/2044 545,000 545,000
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Diamondback Energy, Inc. ,
3.13%, 3/24/2031(d) 3,530,000 3,524,160
Double Eagle III Midco 1 LLC ,
7.75%, 12/15/2025(b) 355,000 379,041
Empresa Nacional del
Petroleo ,
Reg. S, 4.50%, 9/14/2047 200,000 200,183
Energy Transfer Operating LP ,
2.90%, 5/15/2025 2,930,000 3,049,011
Energy Transfer Partners LP ,
4.50%, 11/1/2023 4,000,000 4,305,660
Enterprise Products Operating
LLC ,
4.25%, 2/15/2048 5,310,000 5,640,162
Series E, (ICE LIBOR USD
3 Month + 3.03%), 5.25%,
8/16/2077(f) 2,500,000 2,493,037
EQM Midstream Partners LP ,
6.00%, 7/1/2025(b) 100,000 107,625
4.13%, 12/1/2026 195,000 193,537
6.50%, 7/1/2027(b) 260,000 282,685
5.50%, 7/15/2028 465,000 488,129
4.50%, 1/15/2029(b)(d) 145,000 141,297
4.75%, 1/15/2031(b) 145,000 140,650
EQT Corp. ,
5.00%, 1/15/2029 345,000 369,150
Exxon Mobil Corp. ,
4.23%, 3/19/2040 1,665,000 1,873,126
4.33%, 3/19/2050 3,120,000 3,581,114
Galaxy Pipeline Assets Bidco
Ltd. ,
2.63%, 3/31/2036(b) 200,000 191,240
2.94%, 9/30/2040(b) 200,000 192,824
Genesis Energy LP ,
6.50%, 10/1/2025 115,000 112,729
6.25%, 5/15/2026 330,000 315,150
8.00%, 1/15/2027(d) 95,000 96,189
Harvest Midstream I LP ,
7.50%, 9/1/2028(b) 280,000 300,916
Hilcorp Energy I LP ,
6.25%, 11/1/2028(b) 125,000 128,750
5.75%, 2/1/2029(b)(d) 154,000 155,347
6.00%, 2/1/2031(b) 170,000 172,550
KazMunayGas National Co.
JSC ,
Reg. S, 5.38%, 4/24/2030 1,200,000 1,419,891
5.38%, 4/24/2030(b) 299,000 353,789
3.50%, 4/14/2033(b) 297,000 303,871
5.75%, 4/19/2047(b) 200,000 237,020
Reg. S, 5.75%, 4/19/2047 200,000 237,020
Kinder Morgan, Inc. ,
5.55%, 6/1/2045 2,120,000 2,535,123
Leviathan Bond Ltd. ,
Reg. S, 6.75%,
6/30/2030(b) 105,286 115,415
Magellan Midstream Partners
LP ,
3.25%, 6/1/2030 2,270,000 2,376,472
Marathon Oil Corp. ,
4.40%, 7/15/2027(d) 1,710,000 1,882,401

68 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Marathon Petroleum Corp. ,
4.70%, 5/1/2025 9,845,000 11,064,923
Matador Resources Co. ,
5.88%, 9/15/2026(d) 480,000 467,400
MPLX LP ,
2.65%, 8/15/2030 6,175,000 6,051,227
4.50%, 4/15/2038 6,580,000 7,188,294
New Fortress Energy, Inc. ,
6.50%, 9/30/2026(b) 835,000 841,263
Oil and Gas Holding Co.
BSCC (The) ,
Reg. S, 7.50%, 10/25/2027 630,000 702,286
Petrobras Global Finance BV ,
5.09%, 1/15/2030 31,000 32,206
6.90%, 3/19/2049 290,000 317,550
6.90%, 3/19/2049 39,000 42,705
Petroleos de Venezuela SA ,
Reg. S, 6.00%,
5/16/2024(h) 322,820 14,043
Reg. S, + 0.00%), 6.00%,
11/15/2026(f)(h) 830,693 36,135
Reg. S, 5.38%,
4/12/2027(h) 789,800 34,356
Petroleos del Peru SA ,
4.75%, 6/19/2032(b) 200,000 210,900
4.75%, 6/19/2032(b) 200,000 210,900
Petroleos Mexicanos ,
6.88%, 10/16/2025(b) 97,000 105,051
5.35%, 2/12/2028 690,000 670,956
6.50%, 1/23/2029 52,000 52,513
6.84%, 1/23/2030 83,000 84,237
5.95%, 1/28/2031 295,000 283,200
5.95%, 1/28/2031 140,000 134,400
6.75%, 9/21/2047 382,000 324,777
6.35%, 2/12/2048 267,000 219,941
6.35%, 2/12/2048 207,000 170,516
7.69%, 1/23/2050 116,000 107,300
6.95%, 1/28/2060 131,000 112,357
Phillips 66 ,
1.30%, 2/15/2026 2,420,000 2,392,977
Pioneer Natural Resources
Co. ,
2.15%, 1/15/2031 4,585,000 4,334,733
Plains All American Pipeline
LP ,
3.55%, 12/15/2029 2,075,000 2,068,897
Range Resources Corp. ,
4.88%, 5/15/2025(d) 250,000 247,500
9.25%, 2/1/2026 285,000 309,658
8.25%, 1/15/2029(b) 245,000 262,150
Saudi Arabian Oil Co. ,
Reg. S, 4.25%, 4/16/2039 950,000 1,024,839
4.25%, 4/16/2039(b) 200,000 215,755
Southern Gas Corridor CJSC ,
Reg. S, 6.88%, 3/24/2026 2,000,000 2,364,920
6.88%, 3/24/2026(b) 206,000 243,587
State Oil Co. of the Azerbaijan
Republic ,
Reg. S, 4.75%, 3/13/2023 500,000 526,750
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Summit Midstream Holdings
LLC ,
5.75%, 4/15/2025 270,000 220,050
Suncor Energy, Inc. ,
3.10%, 5/15/2025(d) 2,810,000 3,000,893
Tallgrass Energy Partners LP ,
5.50%, 9/15/2024(b) 57,000 57,855
7.50%, 10/1/2025(b) 165,000 177,598
6.00%, 3/1/2027(b)(d) 220,000 222,200
5.50%, 1/15/2028(b) 85,000 83,015
6.00%, 12/31/2030(b) 185,000 182,872
Targa Resources Partners LP ,
4.25%, 11/15/2023 205,000 205,820
5.38%, 2/1/2027 33,000 34,223
5.50%, 3/1/2030 635,000 666,750
Tengizchevroil Finance Co.
International Ltd. ,
3.25%, 8/15/2030(b) 200,000 199,050
Transcanada Trust ,
Series 16-A, (ICE LIBOR
USD 3 Month + 4.64%),
5.87%, 8/15/2076(d)(f) 1,515,000 1,651,350
Western Midstream Operating
LP ,
4.35%, 2/1/2025(c) 105,000 108,675
5.30%, 2/1/2030(c) 560,000 608,093
6.50%, 2/1/2050(c) 10,000 10,812
Williams Cos., Inc. (The) ,
4.50%, 11/15/2023 1,955,000 2,128,972
98,010,656
Paper & Forest Products 0.0%
†
Suzano Austria GmbH ,
6.00%, 1/15/2029 200,000 235,250
Pharmaceuticals 0.3%
Bausch Health Americas, Inc. ,
8.50%, 1/31/2027(b) 225,000 249,610
Bausch Health Cos., Inc. ,
7.00%, 3/15/2024(b) 172,000 175,956
6.13%, 4/15/2025(b) 440,000 451,088
5.50%, 11/1/2025(b) 340,000 349,309
5.75%, 8/15/2027(b) 40,000 43,050
Viatris , Inc. ,
4.00%, 6/22/2050(b) 3,970,000 4,045,634
5,314,647
Professional Services 0.1%
ASGN, Inc. ,
4.63%, 5/15/2028(b) 670,000 691,226
Real Estate Management & Development 0.1%
Realogy Group LLC ,
4.88%, 6/1/2023(b) 100,000 102,750
7.63%, 6/15/2025(b) 275,000 300,245
9.38%, 4/1/2027(b) 585,000 647,878
5.75%, 1/15/2029(b) 870,000 858,037
1,908,910

NVIT Core Plus Bond Fund - March 31, 2021 (Unaudited) - Statement of Investments - 69
Corporate Bonds
Principal
Amount ($) Value ($)
Road & Rail 0.1%
AerCap Global Aviation Trust ,
(ICE LIBOR USD 3
Month + 4.30%), 6.50%,
6/15/2045(b)(d)(f) 229,000 238,732
Avis Budget Car Rental LLC ,
4.75%, 4/1/2028(b) 885,000 900,487
5.38%, 3/1/2029(b)(d) 220,000 227,574
Watco Cos. LLC ,
6.50%, 6/15/2027(b) 230,000 242,420
1,609,213
Semiconductors & Semiconductor Equipment 1.7%
Broadcom, Inc. ,
3.15%, 11/15/2025 694,000 739,688
5.00%, 4/15/2030 4,730,000 5,390,858
2.45%, 2/15/2031(b)(d) 3,025,000 2,855,014
4.30%, 11/15/2032 4,475,000 4,872,096
3.42%, 4/15/2033(b) 4,411,000 4,423,633
3.50%, 2/15/2041(b) 490,000 469,294
Microchip Technology, Inc. ,
3.92%, 6/1/2021 7,250,000 7,291,903
ON Semiconductor Corp. ,
3.88%, 9/1/2028(b) 240,000 246,876
26,289,362
Software 1.2%
Fortinet, Inc. ,
1.00%, 3/15/2026 3,405,000 3,329,077
Oracle Corp. ,
3.65%, 3/25/2041 3,010,000 3,045,918
4.00%, 7/15/2046 2,510,000 2,584,024
3.60%, 4/1/2050 3,585,000 3,472,366
3.95%, 3/25/2051 2,295,000 2,365,833
3.85%, 4/1/2060 3,295,000 3,233,139
Solera LLC ,
10.50%, 3/1/2024(b) 585,000 604,364
SS&C Technologies, Inc. ,
5.50%, 9/30/2027(b) 765,000 814,763
19,449,484
Specialty Retail 0.2%
Asbury Automotive Group,
Inc. ,
4.75%, 3/1/2030 5,000 5,165
L Brands, Inc. ,
9.38%, 7/1/2025(b) 100,000 124,500
5.25%, 2/1/2028 140,000 150,150
6.63%, 10/1/2030(b) 495,000 565,191
PetSmart, Inc. ,
4.75%, 2/15/2028(b) 170,000 173,861
7.75%, 2/15/2029(b) 660,000 714,417
Staples, Inc. ,
7.50%, 4/15/2026(b)(d) 580,000 611,755
White Cap Buyer LLC ,
6.88%, 10/15/2028(b) 125,000 132,711
2,477,750
Technology Hardware, Storage & Peripherals 1.3%
Apple, Inc. ,
3.35%, 2/9/2027 2,545,000 2,796,113
Corporate Bonds
Principal
Amount ($) Value ($)
Technology Hardware, Storage & Peripherals
Apple, Inc.,
2.38%, 2/8/2041 2,595,000 2,410,896
2.65%, 2/8/2051(d) 5,735,000 5,240,536
2.55%, 8/20/2060 2,035,000 1,751,027
Dell International LLC ,
5.45%, 6/15/2023(b) 4,880,000 5,333,141
6.02%, 6/15/2026(b) 1,800,000 2,130,924
6.20%, 7/15/2030(b) 590,000 732,606
20,395,243
Tobacco 1.1%
Altria Group, Inc. ,
3.40%, 2/4/2041(d) 3,535,000 3,279,888
BAT Capital Corp. ,
2.26%, 3/25/2028(d) 4,275,000 4,208,958
2.73%, 3/25/2031(d) 8,550,000 8,268,926
5.28%, 4/2/2050 1,960,000 2,153,779
17,911,551
Trading Companies & Distributors 0.1%
Beacon Roofing Supply, Inc. ,
4.88%, 11/1/2025(b) 975,000 996,938
Wireless Telecommunication Services 1.1%
Sprint Corp. ,
7.13%, 6/15/2024 640,000 736,800
7.63%, 3/1/2026 315,000 385,780
T-Mobile USA, Inc. ,
2.05%, 2/15/2028(b) 2,985,000 2,926,852
2.63%, 2/15/2029 215,000 208,774
3.88%, 4/15/2030(b) 5,240,000 5,687,286
2.55%, 2/15/2031(b) 2,990,000 2,929,273
2.88%, 2/15/2031 550,000 531,575
4.38%, 4/15/2040(b) 2,975,000 3,305,404
16,711,744
Total Corporate Bonds
(cost $712,159,547)
734,472,849
Foreign Government Securities 3.0%
ANGOLA 0.1%
Republic of Angola ,
Reg. S, 8.25%, 5/9/2028(d) 200,000 191,580
Reg. S, 8.00%, 11/26/2029 240,000 224,864
Reg. S, 9.38%, 5/8/2048 1,000,000 940,800
Reg. S, 9.13%, 11/26/2049 200,000 185,642
1,542,886
ARGENTINA 0.1%
Argentine Republic ,
1.00%, 7/9/2029 128,076 45,915
0.12%, 1/9/2038(c) 1,780,588 650,947
0.12%, 7/9/2041(c) 1,840,000 633,531
1,330,393
ARMENIA 0.0%
†
Republic of Armenia ,
Reg. S, 3.95%, 9/26/2029 200,000 189,028

70 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Core Plus Bond Fund
Foreign Government Securities
Principal
Amount ($) Value ($)
ARMENIA
Republic of Armenia
(continued)
Reg. S, 3.60%, 2/2/2031 200,000 182,856
371,884
BELIZE 0.0%
†
Belize Government Bond ,
Reg. S, 4.94%,
2/20/2034(c)(g) 228,931 88,599
BERMUDA 0.1%
Bermuda Government Bond ,
Reg. S, 3.72%, 1/25/2027 200,000 217,000
Reg. S, 4.75%, 2/15/2029 472,000 545,821
762,821
BRAZIL 0.1%
Federative Republic of Brazil ,
3.88%, 6/12/2030 200,000 194,022
5.63%, 1/7/2041 520,000 540,722
State of Minas Gerais ,
Reg. S, 5.33%, 2/15/2028 280,000 303,800
1,038,544
CAMEROON 0.0%
†
Republic of Cameroon ,
Reg. S, 9.50%, 11/19/2025 200,000 216,874
COLOMBIA 0.1%
Republic of Colombia ,
3.00%, 1/30/2030 208,000 203,709
7.38%, 9/18/2037 132,000 174,306
6.13%, 1/18/2041 290,000 344,366
5.00%, 6/15/2045 210,000 223,736
946,117
COSTA RICA 0.1%
Republic of Costa Rica ,
Reg. S, 6.13%, 2/19/2031 205,000 206,027
Reg. S, 7.16%, 3/12/2045 700,000 679,707
7.16%, 3/12/2045(b) 438,000 425,302
1,311,036
DOMINICAN REPUBLIC 0.1%
Dominican Republic
Government Bond ,
Reg. S, 5.30%, 1/21/2041 150,000 147,375
Reg. S, 7.45%, 4/30/2044 100,000 117,750
Reg. S, 6.85%, 1/27/2045 320,000 353,600
Reg. S, 6.40%, 6/5/2049 150,000 156,975
Reg. S, 5.88%, 1/30/2060 650,000 621,725
1,397,425
ECUADOR 0.1%
Republic of Ecuador ,
0.00%, 7/31/2030(b) 97,034 38,815
0.50%, 7/31/2030(b)(c) 396,900 231,198
Reg. S, 0.50%,
7/31/2030(c) 310,000 180,578
0.50%, 7/31/2035(b)(c) 1,040,130 473,259
Foreign Government Securities
Principal
Amount ($) Value ($)
ECUADOR
Republic of Ecuador
(continued)
0.50%, 7/31/2040(b)(c)(d) 476,700 206,173
1,130,023
EGYPT 0.1%
Arab Republic of Egypt ,
Reg. S, 7.60%, 3/1/2029 200,000 212,724
Reg. S, 7.05%, 1/15/2032 200,000 197,137
Reg. S, 7.63%, 5/29/2032 200,000 204,540
Reg. S, 8.50%, 1/31/2047 400,000 397,520
Reg. S, 7.90%, 2/21/2048 430,000 404,278
Reg. S, 8.70%, 3/1/2049 600,000 600,797
Reg. S, 7.50%, 2/16/2061 200,000 180,750
2,197,746
EL SALVADOR 0.0%
†
Republic of El Salvador ,
Reg. S, 7.75%, 1/24/2023 80,000 83,600
Reg. S, 8.63%, 2/28/2029 62,000 65,968
Reg. S, 7.12%, 1/20/2050 152,000 135,660
Reg. S, 9.50%, 7/15/2052 300,000 318,750
603,978
GHANA 0.1%
Republic of Ghana ,
Reg. S, 7.75%, 4/7/2029 200,000 198,000
Reg. S, 10.75%,
10/14/2030 530,000 659,585
Reg. S, 8.63%, 4/7/2034 200,000 195,500
Reg. S, 7.88%, 2/11/2035 200,000 185,756
Reg. S, 8.88%, 5/7/2042 242,000 232,380
Reg. S, 8.95%, 3/26/2051 200,000 189,132
1,660,353
INDONESIA 0.1%
Republic of Indonesia ,Reg S
Reg. S, 8.50%, 10/12/2035 940,000 1,469,009
Reg. S, 7.75%, 1/17/2038 185,000 272,387
Reg. S, 5.25%, 1/17/2042 440,000 525,762
2,267,158
ISRAEL 0.0%
†
State of Israel Government
Bond ,
3.88%, 7/3/2050 200,000 219,826
IVORY COAST 0.1%
Republic of Cote d'Ivoire ,
Reg. S, 5.75%,
12/31/2032(c)(d) 2,120,835 2,118,205
JAPAN 0.3%
Japan Bank for International
Cooperation ,
0.63%, 7/15/2025 5,010,000 4,919,419

NVIT Core Plus Bond Fund - March 31, 2021 (Unaudited) - Statement of Investments - 71
Foreign Government Securities
Principal
Amount ($) Value ($)
LEBANON 0.0%
†
Lebanese Republic ,
Reg. S, 6.60%,
11/27/2026(h) 595,000 68,544
Reg. S, 6.65%,
2/26/2030(h) 46,000 5,268
8.25%, 5/17/2034(h) 742,000 83,163
156,975
MEXICO 0.3%
United Mexican States ,
2.66%, 5/24/2031 200,000 188,616
4.75%, 4/27/2032 3,615,000 4,025,303
5.00%, 4/27/2051 200,000 216,786
3.77%, 5/24/2061 200,000 176,850
5.75%, 10/12/2110 582,000 645,694
5,253,249
MONGOLIA 0.1%
State of Mongolia ,
Reg. S, 8.75%, 3/9/2024 650,000 747,449
Reg. S, 5.13%, 4/7/2026 200,000 213,480
960,929
NIGERIA 0.0%
†
Federal Republic of Nigeria ,
5.63%, 6/27/2022 200,000 206,306
Reg. S, 7.63%,
11/21/2025(d) 400,000 450,492
656,798
OMAN 0.1%
Sultanate of Oman
Government Bond ,
Reg. S, 6.50%, 3/8/2047 200,000 187,911
Reg. S, 6.75%, 1/17/2048 549,000 522,988
Reg. S, 7.00%, 1/25/2051 200,000 197,000
907,899
PANAMA 0.0%
†
Republic of Panama ,
8.88%, 9/30/2027(d) 400,000 551,216
2.25%, 9/29/2032 200,000 190,102
741,318
PARAGUAY 0.1%
Republic of Paraguay ,
Reg. S, 4.95%,
4/28/2031(d) 735,000 830,557
Reg. S, 6.10%, 8/11/2044 200,000 240,000
1,070,557
PERU 0.0%
†
Republic of Peru ,
8.75%, 11/21/2033(d) 360,000 560,700
560,700
QATAR 0.1%
State of Qatar ,
Reg. S, 3.75%, 4/16/2030 230,000 257,025
Foreign Government Securities
Principal
Amount ($) Value ($)
QATAR
State of Qatar (continued)
Reg. S, 4.82%, 3/14/2049 1,000,000 1,223,840
1,480,865
ROMANIA 0.1%
Romania Government Bond ,
Reg. S, 3.00%,
2/14/2031(d) 718,000 717,249
Reg. S, 5.13%, 6/15/2048 290,000 327,484
1,044,733
RUSSIA 0.1%
Russian Federation ,
Reg. S, 4.25%, 6/23/2027 1,200,000 1,312,615
Reg. S, 4.38%, 3/21/2029 400,000 437,000
Reg. S, 7.50%,
3/31/2030(c) 9,897 11,429
1,761,044
SENEGAL 0.0%
†
Republic of Senegal ,
Reg. S, 6.75%, 3/13/2048 400,000 380,040
SERBIA 0.0%
†
Republic of Serbia ,
Reg. S, 2.13%, 12/1/2030 528,000 486,658
SOUTH AFRICA 0.1%
Republic of South Africa ,
4.85%, 9/30/2029 200,000 201,072
5.75%, 9/30/2049 602,000 553,930
755,002
SRI LANKA 0.1%
Democratic Socialist Republic
of Sri Lanka ,
Reg. S, 5.88%, 7/25/2022 267,000 206,925
Reg. S, 6.85%, 11/3/2025 617,000 384,551
Reg. S, 6.20%, 5/11/2027 200,000 121,418
Reg. S, 6.75%, 4/18/2028 1,207,000 732,577
Reg. S, 7.85%, 3/14/2029 400,000 243,228
1,688,699
TURKEY 0.1%
Republic of Turkey ,
6.25%, 9/26/2022 200,000 202,870
7.25%, 12/23/2023 250,000 257,450
5.60%, 11/14/2024 224,000 219,112
6.38%, 10/14/2025 200,000 197,880
4.75%, 1/26/2026 200,000 185,974
6.00%, 3/25/2027 520,000 497,557
5.95%, 1/15/2031 358,000 324,098
Turkiye Ihracat Kredi Bankasi
A/S ,
5.38%, 10/24/2023(b) 200,000 195,808
8.25%, 1/24/2024(b) 200,000 207,650
2,288,399

72 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Core Plus Bond Fund
Foreign Government Securities
Principal
Amount ($) Value ($)
UKRAINE 0.2%
Ukraine Government Bond ,
Reg. S, 7.75%, 9/1/2025 120,000 130,346
Reg. S, 7.75%, 9/1/2027(d) 410,000 438,118
Reg. S, 9.75%, 11/1/2028 1,200,000 1,397,109
Reg. S, 7.38%, 9/25/2032 290,000 291,467
0.00%, 5/31/2040(a)(b) 228,000 234,840
Ukreximbank ,
9.63%, 4/27/2022(b) 60,000 61,932
2,553,812
UNITED ARAB EMIRATES 0.0%
†
United Arab Emirates
Government Bond ,
Reg. S, 2.70%, 9/2/2070 200,000 169,000
URUGUAY 0.0%
†
Oriental Republic of Uruguay ,
4.38%, 1/23/2031 44,000 51,033
5.10%, 6/18/2050(d) 216,000 267,594
318,627
UZBEKISTAN 0.1%
Republic of Uzbekistan ,
Reg. S, 4.75%, 2/20/2024 200,000 210,526
Reg. S, 5.38%, 2/20/2029 600,000 655,488
866,014
VENEZUELA, BOLIVARIAN REPUBLIC OF
0.0%
†
Bolivarian Republic of
Venezuela ,
Reg. S, 8.25%,
10/13/2024(h) 542,900 55,104
Total Foreign Government Securities
(cost $49,294,759)
48,279,709
Mortgage-Backed Securities 30.1%
FHLMC Gold Pool
Pool# G13072
5.00%, 4/1/2023 828 870
Pool# G13122
5.00%, 4/1/2023 364 382
Pool# G13225
5.00%, 6/1/2023 8,862 9,308
Pool# J08443
5.00%, 7/1/2023 3,960 4,159
Pool# A24611
4.50%, 6/1/2034 1,197 1,314
Pool# G08084
4.50%, 10/1/2035 16,916 18,885
Pool# G08331
4.50%, 2/1/2039 1,762 1,977
Pool# A84655
4.50%, 3/1/2039 98,764 111,398
Pool# A86968
4.50%, 6/1/2039 7,685 8,623
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G05472
4.50%, 6/1/2039 3,145 3,529
Pool# A89385
4.50%, 10/1/2039 4,085 4,583
Pool# G05849
4.50%, 5/1/2040 230,418 258,541
Pool# C03486
4.50%, 7/1/2040 2,603 2,921
Pool# C03531
4.00%, 10/1/2040 428,119 469,751
Pool# A94833
4.00%, 11/1/2040 1,759,351 1,948,640
Pool# A95230
4.00%, 12/1/2040 630,322 698,144
Pool# A96634
4.50%, 2/1/2041 72,406 80,521
Pool# G08443
4.50%, 4/1/2041 330,733 371,053
Pool# A97942
4.50%, 4/1/2041 101,905 114,329
Pool# Q00876
4.50%, 5/1/2041 448,163 499,291
Pool# G06956
4.50%, 8/1/2041 434,984 487,908
Pool# Z40047
4.00%, 10/1/2041 114,154 125,100
Pool# Q06344
4.00%, 2/1/2042 1,398,323 1,548,537
Pool# G08479
3.50%, 3/1/2042 176,040 190,390
Pool# C03795
3.50%, 4/1/2042 711,580 771,800
Pool# Q08997
3.50%, 6/1/2042 431,290 469,113
Pool# Q09004
3.50%, 6/1/2042 277,092 299,682
Pool# C04008
4.00%, 6/1/2042 340,885 373,984
Pool# C09004
3.50%, 7/1/2042 406,273 439,397
Pool# G08500
3.50%, 7/1/2042 246,549 266,649
Pool# G07083
4.00%, 7/1/2042 223,249 247,214
Pool# Z40054
4.00%, 7/1/2042 162,773 179,275
Pool# Q09896
3.50%, 8/1/2042 213,109 230,484
Pool# Q11348
3.50%, 9/1/2042 967,169 1,051,743
Pool# Q11095
3.50%, 9/1/2042 203,018 220,122
Pool# Q12143
3.50%, 10/1/2042 133,679 144,989
Pool# G07155
4.00%, 10/1/2042 283,723 312,228
Pool# Q13765
4.00%, 12/1/2042 190,186 210,618
Pool# Q16893
3.50%, 4/1/2043 275,858 299,970

NVIT Core Plus Bond Fund - March 31, 2021 (Unaudited) - Statement of Investments - 73
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q18305
3.50%, 5/1/2043 155,667 168,321
Pool# Q19476
3.50%, 6/1/2043 215,067 232,548
Pool# Q19480
4.00%, 6/1/2043 930,657 1,021,144
Pool# G07459
3.50%, 8/1/2043 499,012 541,100
Pool# G08541
3.50%, 8/1/2043 413,243 446,666
Pool# Q20860
3.50%, 8/1/2043 157,253 170,445
Pool# V80509
4.00%, 10/1/2043 178,527 196,795
Pool# G08558
4.00%, 11/1/2043 76,742 84,201
Pool# G08559
4.50%, 11/1/2043 505,800 570,555
Pool# G08582
4.00%, 4/1/2044 114,393 125,475
Pool# G08583
4.50%, 4/1/2044 170,832 190,740
Pool# Q26367
4.00%, 5/1/2044 89,211 98,314
Pool# G08596
4.50%, 7/1/2044 584,490 654,019
Pool# G07943
4.50%, 8/1/2044 5,128 5,745
Pool# Q29697
3.50%, 11/1/2044 562,973 606,145
Pool# Q45219
3.50%, 1/1/2045 566,484 607,017
Pool# G07961
3.50%, 3/1/2045 445,667 480,140
Pool# G08633
4.00%, 3/1/2045 1,314,230 1,445,571
Pool# Q32070
4.00%, 3/1/2045 362,926 397,937
Pool# G08636
3.50%, 4/1/2045 1,139,537 1,223,701
Pool# Q35164
4.00%, 5/1/2045 471,036 519,164
Pool# Q33869
4.00%, 6/1/2045 315,155 347,428
Pool# G08659
3.50%, 8/1/2045 1,089,076 1,169,035
Pool# V81992
4.00%, 10/1/2045 1,065,810 1,165,734
Pool# Q36814
4.00%, 10/1/2045 621,724 678,254
Pool# G08672
4.00%, 10/1/2045 505,109 551,402
Pool# G08676
3.50%, 11/1/2045 917,072 984,927
Pool# G08681
3.50%, 12/1/2045 403,588 433,091
Pool# Q38473
4.00%, 1/1/2046 834,975 912,898
Pool# Q38470
4.00%, 1/1/2046 353,780 385,710
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# V82196
4.50%, 1/1/2046 224,646 249,480
Pool# Q39644
3.50%, 3/1/2046 1,573,764 1,683,607
Pool# G08693
3.50%, 3/1/2046 502,727 539,375
Pool# Q39438
4.00%, 3/1/2046 679,453 742,279
Pool# G08699
4.00%, 3/1/2046 603,932 657,644
Pool# G08700
4.50%, 3/1/2046 244,309 271,161
Pool# G08702
3.50%, 4/1/2046 744,025 797,577
Pool# Q40718
3.50%, 5/1/2046 649,773 695,578
Pool# Q40375
3.50%, 5/1/2046 268,658 287,217
Pool# G08706
3.50%, 5/1/2046 262,320 282,854
Pool# G08708
4.50%, 5/1/2046 60,261 66,667
Pool# Q40728
4.50%, 5/1/2046 11,175 12,198
Pool# Q45458
4.00%, 8/1/2046 1,402,381 1,531,403
Pool# G08735
4.50%, 10/1/2046 202,253 224,082
Pool# G08744
4.50%, 12/1/2046 641,934 709,555
Pool# Q46279
3.50%, 2/1/2047 1,005,278 1,068,819
Pool# Q46251
4.00%, 2/1/2047 517,336 561,683
Pool# G08753
4.50%, 2/1/2047 174,824 192,987
Pool# G08762
4.00%, 5/1/2047 1,384,498 1,496,585
Pool# V83204
4.50%, 5/1/2047 375,753 410,244
Pool# G08767
4.00%, 6/1/2047 1,495,499 1,616,586
Pool# G08770
3.50%, 7/1/2047 463,412 493,612
Pool# G08772
4.50%, 7/1/2047 14,958 16,328
Pool# Q50035
3.50%, 8/1/2047 1,159,488 1,233,190
Pool# G08775
4.00%, 8/1/2047 1,375,886 1,485,090
Pool# G61228
4.00%, 8/1/2047 1,147,584 1,239,787
Pool# G08779
3.50%, 9/1/2047 781,795 829,915
Pool# Q51268
3.50%, 10/1/2047 1,348,527 1,431,476
Pool# G08785
4.00%, 10/1/2047 1,508,783 1,628,255
Pool# G61631
3.50%, 11/1/2047 2,314,784 2,471,508

74 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Core Plus Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q52319
3.50%, 11/1/2047 918,298 974,488
Pool# G61467
4.00%, 11/1/2047 1,408,335 1,516,752
Pool# G08789
4.00%, 11/1/2047 954,084 1,030,742
Pool# G61281
3.50%, 1/1/2048 1,318,516 1,409,997
Pool# Q54463
4.00%, 2/1/2048 931,746 1,004,168
Pool# V84282
4.50%, 6/1/2048 41,010 44,843
FHLMC UMBS Pool
Pool# ZS4759
3.50%, 3/1/2048 1,247,310 1,320,180
Pool# ZA6388
4.50%, 2/1/2049 2,375,855 2,584,490
Pool# QA1790
3.00%, 8/1/2049 673,486 702,398
Pool# SI2009
3.00%, 10/1/2049 2,475,000 2,593,653
Pool# QA5549
3.00%, 12/1/2049 2,077,981 2,169,526
Pool# QA7325
3.00%, 2/1/2050 2,179,280 2,274,150
Pool# QA6750
3.00%, 2/1/2050 293,292 307,549
Pool# QA8311
3.00%, 3/1/2050 1,971,068 2,065,559
Pool# QB0098
2.50%, 6/1/2050 1,419,796 1,458,308
Pool# QB0211
2.50%, 6/1/2050 93,029 95,552
Pool# QB1457
2.50%, 7/1/2050 2,113,448 2,170,775
Pool# RA2970
2.50%, 7/1/2050 1,524,231 1,569,848
Pool# RA2480
2.50%, 7/1/2050 1,470,447 1,510,332
Pool# SD8074
3.00%, 7/1/2050 2,357,596 2,462,888
Pool# QB1146
3.00%, 7/1/2050 2,101,473 2,193,582
Pool# QB2634
2.50%, 8/1/2050 2,123,114 2,180,703
Pool# SD8091
2.50%, 9/1/2050 2,344,378 2,408,413
Pool# SD8092
3.00%, 9/1/2050 2,266,727 2,363,138
Pool# QB4785
2.50%, 10/1/2050 2,410,762 2,476,614
Pool# QB6037
2.50%, 11/1/2050 1,348,227 1,385,055
Pool# SD8128
2.00%, 2/1/2051 2,731,276 2,728,020
Pool# SD8129
2.50%, 2/1/2051 3,645,518 3,745,538
Pool# RA4527
2.50%, 2/1/2051 747,656 768,293
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# QB9401
2.00%, 3/1/2051 3,069,284 3,066,804
Pool# SD8135
2.50%, 3/1/2051 2,255,792 2,316,980
FNMA UMBS Pool
Pool# 190404
4.50%, 5/1/2040 56,456 63,333
Pool# AB1389
4.50%, 8/1/2040 266,134 298,393
Pool# AE0691
4.50%, 10/1/2040 33,360 37,150
Pool# AH3952
4.00%, 1/1/2041 1,557,137 1,723,231
Pool# AH1560
4.00%, 1/1/2041 211,702 234,382
Pool# AE0725
4.50%, 1/1/2041 54,093 60,666
Pool# AL0791
4.00%, 2/1/2041 283,052 313,282
Pool# AE0984
4.50%, 2/1/2041 10,625 11,907
Pool# AH9471
4.50%, 4/1/2041 353,676 389,331
Pool# AH4038
4.50%, 4/1/2041 347,549 391,829
Pool# AI0213
4.50%, 4/1/2041 85,604 95,319
Pool# AI1193
4.50%, 4/1/2041 44,213 49,586
Pool# AI2468
4.50%, 5/1/2041 429,672 481,889
Pool# AI4211
4.50%, 6/1/2041 259,818 292,918
Pool# AI3506
4.50%, 6/1/2041 16,344 18,202
Pool# AI8194
4.50%, 8/1/2041 276,381 307,804
Pool# AB3505
4.00%, 9/1/2041 851,117 937,674
Pool# AJ1414
4.50%, 9/1/2041 134,868 152,169
Pool# FM0040
3.00%, 10/1/2041 1,199,129 1,266,823
Pool# AL1319
4.50%, 10/1/2041 56,912 63,401
Pool# AJ5269
4.00%, 11/1/2041 1,325,143 1,457,639
Pool# AJ9278
3.50%, 12/1/2041 415,838 449,490
Pool# AB4102
3.50%, 12/1/2041 139,623 150,923
Pool# AX5302
4.00%, 1/1/2042 372,164 409,974
Pool# AL4300
4.50%, 1/1/2042 183,547 206,569
Pool# AK2818
4.50%, 1/1/2042 162,160 183,576
Pool# AK2415
4.00%, 2/1/2042 416,281 458,666

NVIT Core Plus Bond Fund - March 31, 2021 (Unaudited) - Statement of Investments - 75
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AK4520
4.00%, 3/1/2042 211,577 234,182
Pool# AK6743
4.00%, 3/1/2042 74,587 82,178
Pool# AK6568
3.50%, 4/1/2042 600,240 648,925
Pool# AK6846
3.50%, 4/1/2042 439,635 476,647
Pool# AK9393
3.50%, 4/1/2042 372,287 402,482
Pool# AL4029
4.50%, 4/1/2042 176,195 198,352
Pool# AP7363
4.00%, 10/1/2042 1,581,871 1,750,698
Pool# AL3714
3.50%, 1/1/2043 647,118 699,448
Pool# AQ9328
3.50%, 1/1/2043 136,618 148,501
Pool# AB9046
3.50%, 4/1/2043 838,416 911,345
Pool# AT2021
3.50%, 4/1/2043 573,735 621,886
Pool# AT1001
3.50%, 4/1/2043 442,041 480,497
Pool# AB9374
3.50%, 5/1/2043 441,163 479,540
Pool# AT7207
3.50%, 6/1/2043 1,032,158 1,119,889
Pool# AB9864
3.50%, 7/1/2043 302,285 328,580
Pool# AS0212
3.50%, 8/1/2043 1,272,572 1,381,980
Pool# AS0210
3.50%, 8/1/2043 841,958 915,202
Pool# AU3742
3.50%, 8/1/2043 481,840 523,755
Pool# AS0225
4.00%, 8/1/2043 1,422,979 1,568,079
Pool# AU6857
4.00%, 9/1/2043 508,707 563,199
Pool# AS0531
4.00%, 9/1/2043 327,774 361,195
Pool# AS0358
4.00%, 9/1/2043 261,214 287,850
Pool# MA1600
3.50%, 10/1/2043 695,473 751,154
Pool# AS0657
4.00%, 10/1/2043 435,464 482,113
Pool# AU4386
4.00%, 10/1/2043 150,904 165,480
Pool# AU6939
4.50%, 10/1/2043 132,422 149,582
Pool# AU9522
4.50%, 10/1/2043 65,050 73,356
Pool# AU5057
4.00%, 11/1/2043 396,088 438,232
Pool# AS1042
4.00%, 11/1/2043 113,016 124,346
Pool# AV0691
4.00%, 12/1/2043 150,263 166,359
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AV0664
4.50%, 12/1/2043 634,354 716,731
Pool# AS1559
4.00%, 1/1/2044 838,799 925,840
Pool# AS1764
4.00%, 2/1/2044 191,194 211,535
Pool# AW1847
4.50%, 4/1/2044 52,329 57,611
Pool# AS2322
4.50%, 4/1/2044 15,610 17,568
Pool# AS2276
4.50%, 4/1/2044 8,661 9,633
Pool# MA1926
4.50%, 6/1/2044 363,066 407,930
Pool# AW2478
4.50%, 6/1/2044 240,448 265,807
Pool# AW9189
4.50%, 7/1/2044 116,431 126,676
Pool# AL6223
4.50%, 8/1/2044 1,456,536 1,635,002
Pool# AX2491
4.00%, 10/1/2044 326,161 357,536
Pool# AS3656
4.50%, 10/1/2044 21,538 23,767
Pool# AL6432
4.00%, 1/1/2045 885,254 979,385
Pool# MA2145
4.00%, 1/1/2045 535,728 590,191
Pool# AL6520
4.00%, 2/1/2045 2,059,911 2,268,875
Pool# AZ1897
3.50%, 5/1/2045 403,705 433,587
Pool# AS5175
3.50%, 6/1/2045 878,866 948,153
Pool# AL9578
4.00%, 6/1/2045 584,785 643,297
Pool# AZ0862
3.50%, 7/1/2045 508,568 545,877
Pool# AZ7108
3.50%, 7/1/2045 175,016 187,215
Pool# AZ0869
4.00%, 7/1/2045 425,822 465,743
Pool# MA2415
4.00%, 10/1/2045 650,066 710,115
Pool# CA2929
3.50%, 12/1/2045 1,287,828 1,382,365
Pool# AS6400
4.00%, 12/1/2045 353,519 384,479
Pool# AS6464
3.50%, 1/1/2046 742,450 799,529
Pool# BA4782
4.00%, 1/1/2046 1,223,780 1,346,961
Pool# BC4114
3.50%, 2/1/2046 1,509,869 1,619,638
Pool# BC1105
3.50%, 2/1/2046 743,396 797,377
Pool# BC0300
3.50%, 3/1/2046 141,726 151,585
Pool# BC2495
4.00%, 3/1/2046 2,268,061 2,505,642

76 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Core Plus Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS6795
4.00%, 3/1/2046 559,506 606,342
Pool# FM1370
3.00%, 4/1/2046 2,134,560 2,239,548
Pool# BC0793
3.50%, 4/1/2046 1,779,084 1,907,700
Pool# AS7248
4.00%, 5/1/2046 414,974 451,244
Pool# AS7401
4.00%, 6/1/2046 931,982 1,012,566
Pool# AS7580
3.00%, 7/1/2046 1,555,142 1,635,907
Pool# AS7558
4.00%, 7/1/2046 460,590 499,624
Pool# AS7801
3.50%, 8/1/2046 380,587 405,602
Pool# MA2737
3.00%, 9/1/2046 1,455,595 1,530,739
Pool# MA2771
3.00%, 10/1/2046 1,411,766 1,485,965
Pool# AS8056
3.00%, 10/1/2046 891,251 937,001
Pool# BM3932
3.50%, 10/1/2046 1,095,846 1,172,010
Pool# AS8143
4.00%, 10/1/2046 885,306 961,684
Pool# AS8144
4.00%, 10/1/2046 401,011 435,253
Pool# AS8157
4.50%, 10/1/2046 96,036 106,318
Pool# AS8269
3.00%, 11/1/2046 3,531,450 3,702,971
Pool# BM3803
3.50%, 11/1/2046 779,748 832,668
Pool# BE5067
3.50%, 11/1/2046 581,876 624,650
Pool# MA2836
4.50%, 12/1/2046 363,122 399,696
Pool# AS8659
4.00%, 1/1/2047 920,517 995,586
Pool# AS8661
4.00%, 1/1/2047 876,992 947,931
Pool# AS8699
4.00%, 1/1/2047 298,250 322,369
Pool# MA2872
4.50%, 1/1/2047 360,825 399,226
Pool# BE5475
3.50%, 2/1/2047 1,086,250 1,154,459
Pool# BM3688
3.50%, 2/1/2047 757,346 810,734
Pool# AS8807
3.50%, 2/1/2047 87,176 93,783
Pool# FM1000
3.00%, 4/1/2047 3,984,014 4,173,735
Pool# CA5843
3.00%, 4/1/2047 1,857,542 1,935,748
Pool# MA2959
3.50%, 4/1/2047 2,014,214 2,150,355
Pool# BM5784
3.50%, 5/1/2047 1,596,142 1,701,503
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM5347
3.50%, 5/1/2047 538,264 573,457
Pool# BM5348
3.50%, 5/1/2047 388,179 412,673
Pool# BE3619
4.00%, 5/1/2047 1,625,378 1,757,743
Pool# MA2995
4.00%, 5/1/2047 162,891 176,392
Pool# AS9829
3.50%, 6/1/2047 552,331 586,343
Pool# AS9831
4.00%, 6/1/2047 2,164,319 2,338,228
Pool# BE3702
4.00%, 6/1/2047 770,388 832,285
Pool# BM5179
3.00%, 7/1/2047 937,021 985,811
Pool# BE3767
3.50%, 7/1/2047 413,174 438,743
Pool# BM1538
4.00%, 7/1/2047 2,111,724 2,287,886
Pool# AS9975
4.00%, 7/1/2047 655,717 707,330
Pool# CA0062
4.00%, 7/1/2047 579,810 625,566
Pool# MA3058
4.00%, 7/1/2047 570,773 616,636
Pool# CA0237
4.00%, 8/1/2047 1,563,806 1,686,962
Pool# MA3088
4.00%, 8/1/2047 1,405,172 1,520,493
Pool# BH4019
4.00%, 9/1/2047 1,646,361 1,778,983
Pool# MA3121
4.00%, 9/1/2047 761,370 821,351
Pool# BH9360
4.00%, 10/1/2047 671,968 735,039
Pool# FM1467
3.00%, 12/1/2047 925,461 977,625
Pool# BM2005
4.00%, 12/1/2047 923,589 995,674
Pool# BM3392
4.00%, 1/1/2048 1,274,634 1,375,123
Pool# CA4140
3.00%, 2/1/2048 946,819 989,810
Pool# FM2897
3.00%, 2/1/2048 857,338 899,758
Pool# BM3590
3.50%, 3/1/2048 804,127 859,249
Pool# BJ0650
3.50%, 3/1/2048 692,446 732,777
Pool# BM3900
4.00%, 4/1/2048 919,331 991,293
Pool# BK4740
4.00%, 8/1/2048 382,307 410,451
Pool# CA2194
4.00%, 8/1/2048 342,645 367,632
Pool# FM1572
3.00%, 9/1/2048 2,922,012 3,071,756
Pool# FM2385
3.00%, 9/1/2048 2,267,476 2,371,229

NVIT Core Plus Bond Fund - March 31, 2021 (Unaudited) - Statement of Investments - 77
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM2915
3.00%, 11/1/2048 1,005,046 1,060,839
Pool# BM5024
3.00%, 11/1/2048 917,569 956,118
Pool# CA2922
3.00%, 12/1/2048 447,169 466,414
Pool# FM1526
3.00%, 9/1/2049 189,037 197,112
Pool# BO1464
3.50%, 10/1/2049 1,617,738 1,708,235
Pool# BO8947
3.00%, 1/1/2050 1,583,130 1,652,879
Pool# BO6164
3.00%, 1/1/2050 1,312,099 1,368,920
Pool# BP2099
3.00%, 2/1/2050 2,978,965 3,110,369
Pool# BP1424
3.00%, 3/1/2050 2,216,590 2,314,862
Pool# FM4334
3.00%, 4/1/2050 2,862,465 2,996,652
Pool# CA5519
3.00%, 4/1/2050 1,760,164 1,837,403
Pool# BP6817
2.50%, 5/1/2050 86,200 88,538
Pool# CA5668
3.00%, 5/1/2050 2,905,361 3,034,414
Pool# CA5670
3.00%, 5/1/2050 2,708,757 2,828,064
Pool# CA6291
3.00%, 7/1/2050 1,091,128 1,142,072
Pool# BP9581
2.50%, 8/1/2050 2,115,545 2,187,193
Pool# BK2829
2.50%, 8/1/2050 1,913,252 1,965,512
Pool# BQ0188
3.00%, 8/1/2050 1,770,203 1,848,562
Pool# BK3044
2.50%, 9/1/2050 3,417,979 3,511,343
Pool# BP6716
2.50%, 9/1/2050 2,978,613 3,059,408
Pool# MA4120
2.50%, 9/1/2050 2,121,158 2,178,694
Pool# BQ5749
2.50%, 10/1/2050 2,428,898 2,498,602
Pool# FM4640
2.50%, 11/1/2050 3,610,001 3,713,591
Pool# FM5316
2.00%, 12/1/2050 1,888,661 1,887,572
Pool# MA4237
2.00%, 1/1/2051 1,979,253 1,976,909
Pool# CA8817
2.00%, 2/1/2051 4,124,438 4,122,055
Pool# BQ4495
2.00%, 2/1/2051 2,994,060 2,990,506
Pool# BR4515
2.00%, 2/1/2051 2,743,919 2,740,647
Pool# BR4029
2.00%, 2/1/2051 2,493,319 2,492,187
Pool# BQ4516
2.00%, 2/1/2051 2,491,665 2,490,225
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BR4051
2.00%, 2/1/2051 1,996,072 1,995,166
Pool# BR2667
2.00%, 2/1/2051 1,996,005 1,994,392
Pool# MA4256
2.50%, 2/1/2051 1,778,845 1,827,096
Pool# MA4282
2.50%, 3/1/2051 1,346,017 1,382,527
Pool# MA4325
2.00%, 4/1/2051 3,200,000 3,196,185
Pool# MA4306
2.50%, 4/1/2051 3,750,000 3,851,718
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
2.00%, 4/25/2051 50,985,006 50,889,410
2.50%, 4/25/2051 46,360,000 47,573,329
GNMA II Pool
Pool# MA0699
3.50%, 1/20/2043 741,719 797,381
Pool# MA0783
3.50%, 2/20/2043 920,121 1,001,504
Pool# MA2679
4.00%, 3/20/2045 15,643 17,304
Pool# MA2892
3.50%, 6/20/2045 54,934 58,859
Pool# MA3035
4.00%, 8/20/2045 29,306 32,161
Pool# MA3106
4.00%, 9/20/2045 790,748 868,147
Pool# MA3245
4.00%, 11/20/2045 841,159 924,379
Pool# MA3663
3.50%, 5/20/2046 678,150 728,533
Pool# MA3803
3.50%, 7/20/2046 326,956 348,152
Pool# MA4262
3.50%, 2/20/2047 27,101 28,912
Pool# MA4510
3.50%, 6/20/2047 1,103,446 1,173,343
Pool# MA4586
3.50%, 7/20/2047 751,757 799,946
Pool# MA4837
3.50%, 11/20/2047 1,333,010 1,421,521
Pool# MA4962
3.50%, 1/20/2048 806,984 859,463
Pool# MA6542
3.50%, 3/20/2050 243,231 256,696
Pool# MA7192
2.00%, 2/20/2051 1,670,673 1,688,127
Pool# MA7193
2.50%, 2/20/2051 1,545,422 1,595,191
Pool# MA7254
2.00%, 3/20/2051 1,700,000 1,718,103
Pool# MA7255
2.50%, 3/20/2051 2,975,000 3,072,877
Pool# MA7311
2.00%, 4/20/2051 1,925,000 1,944,628
Pool# MA7312
2.50%, 4/20/2051 3,000,000 3,098,305

78 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Core Plus Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA TBA
2.00%, 4/15/2051 14,740,000 14,882,794
2.50%, 4/15/2051 33,900,000 34,977,914
Total Mortgage-Backed Securities
(cost $470,077,198)
475,261,707
Supranational 0.9%
African Export-Import Bank
(The), 3.99%, 9/21/2029(b) 200,000 209,750
Banque Ouest Africaine de
Developpement (b)
5.00%, 7/27/2027 200,000 220,900
4.70%, 10/22/2031(b) 200,000 213,235
Eastern & Southern African
Trade & Development Bank,
4.88%, 5/23/2024 200,000 208,580
European Investment Bank,
0.63%, 10/21/2027 1,365,000 1,300,351
International Bank for
Reconstruction &
Development
0.50%, 10/28/2025 3,870,000 3,799,322
0.75%, 11/24/2027 5,280,000 5,054,362
0.75%, 8/26/2030 3,450,000 3,132,575
Total Supranational
(cost $14,745,066)
14,139,075
U.S. Government Agency Securities 2.2%
FHLB, 5.50%, 7/15/2036 7,955,000 11,477,658
FHLMC, 0.38%, 9/23/2025 1,965,000 1,929,361
FNMA
0.50%, 11/7/2025 2,245,000 2,210,836
0.75%, 10/8/2027 6,060,000 5,835,289
0.88%, 8/5/2030(d) 4,705,000 4,350,320
5.63%, 7/15/2037 3,060,000 4,505,295
Tennessee Valley Authority,
5.25%, 9/15/2039 3,000,000 4,114,235
Total U.S. Government Agency Securities
(cost $33,077,910)
34,422,994
U.S. Treasury Obligations 5.9%
U.S. Treasury Bonds
1.13%, 5/15/2040 14,435,000 11,778,058
3.00%, 5/15/2045 2,560,000 2,853,600
1.63%, 11/15/2050 (d) 11,085,000 9,236,922
U.S. Treasury Inflation Linked
Bonds
2.13%, 2/15/2040 ( i ) 2,360,000 4,094,877
1.38%, 2/15/2044 ( i ) 2,945,000 4,316,954
0.25%, 2/15/2050 (d)( i ) 8,150,000 8,658,457
U.S. Treasury Inflation Linked
Notes, 0.13%, 1/15/2030 ( i ) 38,305,000 42,137,255
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Inflation Linked
Bonds
U.S. Treasury Notes, 1.13%,
2/15/2031 (d) 10,140,000 9,580,716
Total U.S. Treasury Obligations
(cost $94,810,029)
92,656,839
Repurchase Agreements 2.8%
Bank of America NA
0.01%, dated 3/31/2021,
due 4/1/2021, repurchase
price $9,000,003,
collateralized by U.S.
Government Agency
Securities, 3.50%,
maturing 7/20/2049; total
market value $9,180,000.
(j) 9,000,000 9,000,000
Cantor Fitzgerald & Co.
0.02%, dated 3/31/2021,
due 4/1/2021, repurchase
price $1,509,012,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 6.50%, maturing
8/25/2022 - 1/16/2061;
total market value
$1,539,191. (j) 1,509,011 1,509,011
HSBC Bank plc
0.09%, dated 3/31/2021,
due 4/1/2021, repurchase
price $21,400,054,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 3.75%, maturing
6/3/2021 - 11/15/2050;
total market value
$21,836,790. (j) 21,400,000 21,400,000

NVIT Core Plus Bond Fund - March 31, 2021 (Unaudited) - Statement of Investments - 79
Repurchase Agreements
Principal
Amount ($) Value ($)
MetLife, Inc.
0.03%, dated 3/31/2021,
due 4/1/2021, repurchase
price $12,000,010,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 8/15/2027 -
11/15/2050; total market
value $12,244,908. (j) 12,000,000 12,000,000
Total Repurchase Agreements
(cost $43,909,011)
43,909,011
Total Investments
(cost $1,722,669,387) — 111.1%
1,755,015,883
Liabilities in excess of other
assets — (11.1)% (175,621,728)
NET ASSETS — 100.0%
$ 1,579,394,155
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of March 31,
2021.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at March 31, 2021 was
$310,457,588 which represents 19.66% of net assets.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at March 31, 2021.
(d) The security or a portion of this security is on loan at March
31, 2021. The total value of securities on loan at March 31,
2021 was $101,854,382, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $43,909,011 and by $60,954,370 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 4.75%, and maturity dates ranging
from 4/1/2021 – 2/15/2051, a total value of $104,863,381.
(e) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2021. The
maturity date reflects the next call date.
(f) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of March 31, 2021.
(g) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(h) Security in default.
( i ) Principal amounts are not adjusted for inflation.
(j) Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31,
2021 was $43,909,011.
CLO Collateralized Loan Obligations
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

80 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Core Plus Bond Fund
Futures contracts outstanding as of March 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note 1,673 6/2021 USD 206,445,586 (2,224,862)
U.S. Treasury 10 Year Note 15 6/2021 USD 1,964,063 (49,621)
U.S. Treasury 3 Year Note 101 6/2021 USD 23,420,164 (88,700)
U.S. Treasury Ultra Bond 85 6/2021 USD 15,403,594 (445,586)
(2,808,769)
Short Contracts
U.S. Treasury 2 Year Note (113) 6/2021 USD (24,942,102) 24,276
U.S. Treasury 10 Year Ultra Note (1,367) 6/2021 USD (196,420,813) 5,298,674
U.S. Treasury Long Bond (32) 6/2021 USD (4,947,000) 196,303
5,519,253
2,710,484
At March 31, 2021, the Fund had $2,135,010 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

NVIT Core Plus Bond Fund - March 31, 2021 (Unaudited) - Statement of Investments - 81
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 83,054,335 $ – $ 83,054,335
Collateralized Mortgage Obligations – 131,235,661 – 131,235,661
Commercial Mortgage-Backed Securities – 96,835,812 – 96,835,812
Convertible Bond – 747,891 – 747,891
Corporate Bonds – 734,472,849 – 734,472,849
Foreign Government Securities – 48,279,709 – 48,279,709
Futures Contracts 5,519,253 – – 5,519,253
Mortgage-Backed Securities – 475,261,707 – 475,261,707
Repurchase Agreements – 43,909,011 – 43,909,011
Supranational – 14,139,075 – 14,139,075
U.S. Government Agency Securities – 34,422,994 – 34,422,994
U.S. Treasury Obligations – 92,656,839 – 92,656,839
Total Assets $ 5,519,253 $ 1,755,015,883 $ – $ 1,760,535,136
$ – $ – $ – $ –

82 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Core Plus Bond Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2021. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2021:
Level 1 Level 2 Level 3 Total
Liabilities:
Futures Contracts $ (2,808,769) $ – $ – $ (2,808,769)
Total Liabilities $ (2,808,769) $ – $ – $ (2,808,769)
Total $ 2,710,484 $ 1,755,015,883 $ – $ 1,757,726,367
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 5,519,253
Total $ 5,519,253
Liabilities:
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts $ (2,808,769)
Total $ (2,808,769)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Government Bond Fund - March 31, 2021 (Unaudited) - Statement of Investments - 83
Asset-Backed Securities 8.6%
Principal
Amount ($) Value ($)
Automobiles 3.1%
Credit Acceptance Auto
Loan Trust, Series 2019-
1A, Class A, 3.33%,
2/15/2028(a) 4,091,280 4,145,880
NextGear Floorplan Master
Owner Trust
Series 2018-2A, Class A2,
3.69%, 10/15/2023(a) 4,999,999 5,089,424
Series 2019-1A, Class A2,
3.21%, 2/15/2024(a) 4,500,000 4,609,934
13,845,238
Other 5.5%
CCG Receivables Trust,
Series 2019-1, Class A2,
2.80%, 9/14/2026(a) 3,974,232 4,025,210
New Residential Advance
Receivables Trust Advance
Receivables Backed
Series 2020-T1, Class AT1,
1.43%, 8/15/2053(a) 2,180,000 2,184,907
Series 2020-T1, Class BT1,
1.82%, 8/15/2053(a) 250,000 250,840
Series 2020-T1, Class CT1,
2.27%, 8/15/2053(a) 250,000 251,227
NRZ Advance Receivables
Trust
Series 2020-T3, Class AT3,
1.32%, 10/15/2052(a) 400,000 401,254
Series 2020-T2, Class AT2,
1.48%, 9/15/2053(a) 2,200,000 2,203,294
Series 2020-T2, Class BT2,
1.72%, 9/15/2053(a) 200,000 199,650
SPS Servicer Advance
Receivables Trust, Series
2020-T2, Class A, 1.83%,
11/15/2055(a) 2,310,000 2,266,835
Towd Point Mortgage Trust
Series 2018-6, Class A2,
3.75%, 3/25/2058(a)(b) 5,900,000 6,330,314
Series 2018-3, Class A2,
3.88%, 5/25/2058(a)(b) 5,900,000 6,279,654
24,393,185
Total Asset-Backed Securities
(cost $38,036,734)
38,238,423
Collateralized Mortgage Obligations 7.4%
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(b) 1,018,007 1,024,483
FHLMC REMICS, Series
2985, Class JR, 4.50%,
6/15/2025 1,598,220 1,682,478
FNMA REMICS REMICS
Series 2003-64, Class HQ,
5.00%, 7/25/2023 361,989 375,464
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 1993-149, Class M,
7.00%, 8/25/2023 104,324 110,105
Series 2005-40, Class YG,
5.00%, 5/25/2025 1,504,369 1,587,019
Series 2015-92, Class PA,
2.50%, 12/25/2041 4,386,398 4,574,850
Series 2013-59, Class MX,
2.50%, 9/25/2042 15,672,134 16,329,618
Series 2015-88, Class JA,
2.50%, 12/25/2045 3,145,662 3,281,852
New Residential Mortgage
Loan Trust
Series 2017-2A, Class A4,
4.00%, 3/25/2057(a)(b) 1,177,222 1,252,151
Series 2017-6A, Class B1,
3.85%, 8/27/2057(a)(b) 2,393,061 2,595,356
Total Collateralized Mortgage Obligations
(cost $31,525,859)
32,813,376
Corporate Bonds 8.3%
Diversified Financial Services 8.3%
Private Export Funding Corp. ,
Series II, 2.05%, 11/15/2022 5,000,000 5,140,909
Series GG, 2.45%,
7/15/2024 5,500,000 5,835,061
1.75%, 11/15/2024 10,000,000 10,384,545
Series NN, 3.25%,
6/15/2025 14,000,000 15,236,124
Total Corporate Bonds
(cost $34,442,171)
36,596,639
Mortgage-Backed Securities 31.3%
FHLMC Gold Pool
Pool# V83452
4.00%, 9/1/2047 3,910,763 4,209,367
Pool# G08881
3.50%, 6/1/2049 2,994,594 3,161,292
FHLMC Non Gold Pool Pool #
847558 ,
3.30%, 6/1/2035 (b) 896,334
940,344
FHLMC UMBS Pool
Pool# QN1359
3.00%, 1/1/2035 4,466,129 4,716,447
Pool# SB8083
1.50%, 1/1/2036 10,748,223 10,806,804
Pool# SD8025
3.50%, 11/1/2049 6,508,715 6,869,464
Pool# SD8030
3.00%, 12/1/2049 3,046,747 3,172,539
Pool# SD8050
3.00%, 3/1/2050 4,438,927 4,628,174
Pool# SD8080
2.00%, 6/1/2050 3,387,180 3,384,180

84 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Government Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA Pool
Pool# 745684
2.33%, 4/1/2034(b) 1,557,299 1,638,195
Pool# 790760
2.13%, 9/1/2034(b) 555,033 564,562
Pool# 799144
1.79%, 4/1/2035(b) 283,618 286,778
Pool# 822705
2.87%, 4/1/2035(b) 270,512 270,683
Pool# 821377
2.65%, 5/1/2035(b) 285,027 286,731
Pool# 783609
2.83%, 5/1/2035(b) 461,302 462,573
Pool# 815217
2.93%, 5/1/2035(b) 600,879 604,567
Pool# 826181
2.38%, 7/1/2035(b) 675,223 683,868
Pool# 873932
6.31%, 8/1/2036 6,333,732 6,475,441
Pool# 745866
2.48%, 9/1/2036(b) 2,230,074 2,370,685
FNMA UMBS Pool
Pool# MA4228
1.50%, 1/1/2036 5,900,992 5,931,327
Pool# BM5426
3.00%, 12/1/2047 15,421,837 16,194,595
Pool# CA1564
4.50%, 4/1/2048 2,984,678 3,258,665
Pool# BM5267
4.50%, 12/1/2048 6,598,664 7,190,839
Pool# MA3664
4.00%, 5/1/2049 3,203,838 3,435,392
Pool# MA3746
4.00%, 8/1/2049 3,345,701 3,589,130
Pool# BP5843
2.50%, 5/1/2050 7,405,282 7,606,149
Pool# MA4096
2.50%, 8/1/2050 5,974,148 6,136,196
Pool# MA4119
2.00%, 9/1/2050 6,001,683 5,994,528
Pool# MA4183
2.50%, 11/1/2050 4,810,061 4,940,534
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
1.50%, 4/25/2051 4,000,000 3,864,375
2.00%, 4/25/2051 9,000,000 8,983,125
2.50%, 4/25/2051 3,000,000 3,078,516
GNMA I Pool
Pool# 748484
3.50%, 8/15/2025 115,191 123,001
Pool# 682492
3.50%, 10/15/2025 303,824 324,425
Pool# 719433
3.50%, 10/15/2025 243,870 260,405
Pool# 733504
3.50%, 11/15/2025 388,036 414,347
Pool# 682497
3.50%, 11/15/2025 328,956 351,261
Pool# 749618
3.50%, 11/15/2025 228,256 243,733
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 740930
3.50%, 11/15/2025 171,813 183,463
Pool# 742371
3.50%, 11/15/2025 99,786 106,552
Pool# 750403
3.50%, 11/15/2025 51,801 55,313
Pool# 705178
3.50%, 11/15/2025 49,438 52,790
Pool# 755650
3.50%, 12/15/2025 818,434 873,928
Pool# 682502
3.50%, 12/15/2025 267,229 285,349
Total Mortgage-Backed Securities
(cost $137,056,719)
139,010,632
U.S. Government Agency Securities 27.5%
FFCB
3.14%, 7/2/2026 13,500,000 14,979,845
2.75%, 11/6/2026 2,000,000 2,182,729
2.43%, 9/13/2027 22,000,000 23,625,155
1.95%, 11/27/2029 1,500,000 1,540,463
3.19%, 3/9/2033 2,475,000 2,807,023
FHLB
2.75%, 12/11/2026 11,500,000 12,545,737
3.00%, 12/11/2026 10,000,000 11,037,259
2.13%, 12/14/2029 2,590,000 2,685,500
Hashemite Kingdom of Jordan
AID Bond
2.58%, 6/30/2022 2,000,000 2,058,795
3.00%, 6/30/2025 2,125,000 2,281,078
Republic of Iraq AID Bond,
2.15%, 1/18/2022 10,000,000 10,146,197
Tennessee Valley Authority,
7.13%, 5/1/2030(c) 20,721,000 30,122,450
Ukraine Government AID
Bond, 1.47%, 9/29/2021 6,000,000 6,030,587
Total U.S. Government Agency Securities
(cost $114,266,985)
122,042,818
U.S. Treasury Obligations 14.5%
U.S. Treasury Bonds
1.13%, 5/15/2040 2,000,000 1,631,875
2.50%, 2/15/2046 13,000,000 13,249,844
2.25%, 8/15/2046 8,500,000 8,248,652
1.25%, 5/15/2050 (c) 5,000,000 3,773,242
U.S. Treasury Inflation Linked
Notes, 0.13%, 4/15/2021
(c)(d) 8,000,000 8,847,455
U.S. Treasury Notes
2.25%, 11/15/2025 5,500,000 5,856,855
1.63%, 5/15/2026 (e) 3,000,000 3,098,320
1.63%, 11/30/2026 8,000,000 8,227,500
0.50%, 5/31/2027 5,000,000 4,779,102

NVIT Government Bond Fund - March 31, 2021 (Unaudited) - Statement of Investments - 85
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
3.13%, 11/15/2028 6,000,000 6,709,922
Total U.S. Treasury Obligations
(cost $64,341,901)
64,422,767
Short-Term Investment 1.9%
U.S. Government Agency Security 1.9%
Resolution Funding Corp.,
1.30%, 1/15/2030(f) 10,000,000 8,431,701
Total Short-Term Investment
(cost $8,938,324)
8,431,701
Repurchase Agreements 1.9%
Cantor Fitzgerald & Co.
0.02%, dated 3/31/2021,
due 4/1/2021, repurchase
price $1,723,869,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 6.50%, maturing
8/25/2022 - 1/16/2061;
total market value
$1,758,345. (g) 1,723,868 1,723,868
HSBC Bank plc
0.09%, dated 3/31/2021,
due 4/1/2021, repurchase
price $3,700,010,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 3.75%, maturing
6/3/2021 - 11/15/2050;
total market value
$3,775,520. (g) 3,700,000 3,700,000
MetLife, Inc.
0.03%, dated 3/31/2021,
due 4/1/2021, repurchase
price $800,001,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 8/15/2027 -
11/15/2050; total market
value $816,327. (g) 800,000 800,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC
0.03%, dated 3/31/2021,
due 4/1/2021, repurchase
price $2,000,002,
collateralized by U.S.
Government Agency
Securities, ranging from
0.00% - 8.50%, maturing
12/15/2021 - 2/20/2071;
total market value
$2,040,000. (g) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $8,223,868)
8,223,868
Total Investments
(cost $436,832,561) — 101.4%
449,780,224
Liabilities in excess of other
assets — (1.4)% (6,172,109)
NET ASSETS — 100.0%
$ 443,608,115
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at March 31, 2021 was
$43,110,413 which represents 9.72% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of March 31,
2021.
(c) The security or a portion of this security is on loan at March
31, 2021. The total value of securities on loan at March 31,
2021 was $20,441,690, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $8,223,868 and by $12,915,327 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 4.75%, and maturity dates ranging from
4/22/2021 – 2/15/2051, a total value of $21,139,195.
(d) Principal amounts are not adjusted for inflation.
(e) Security or a portion of the security was used to cover the margin requirement for futures contracts.
(f) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(g) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2021 was $8,223,868.

86 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Government Bond Fund
AID Agency for International Development
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
REMICS Real Estate Mortgage Investment Conduits
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
REMICS Real Estate Mortgage Investment Conduits
Futures contracts outstanding as of March 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury Long Bond 80 6/2021 USD 12,367,500 (548,642)
U.S. Treasury Ultra Bond 79 6/2021 USD 14,316,281 (849,865)
(1,398,507)
Short Contracts
U.S. Treasury 5 Year Note (160) 6/2021 USD (19,743,750) 193,210
U.S. Treasury 10 Year Ultra Note (73) 6/2021 USD (10,489,187) 409,879
603,089
(795,418)
Currency:
USD United States Dollar

NVIT Government Bond Fund - March 31, 2021 (Unaudited) - Statement of Investments - 87
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 38,238,423 $ – $ 38,238,423
Collateralized Mortgage Obligations – 32,813,376 – 32,813,376
Corporate Bonds – 36,596,639 – 36,596,639
Futures Contracts 603,089 – – 603,089
Mortgage-Backed Securities – 139,010,632 – 139,010,632
Repurchase Agreements – 8,223,868 – 8,223,868
Short-Term Investment – 8,431,701 – 8,431,701
U.S. Government Agency Securities – 122,042,818 – 122,042,818
U.S. Treasury Obligations – 64,422,767 – 64,422,767
Total Assets $ 603,089 $ 449,780,224 $ – $ 450,383,313
$ – $ – $ – $ –

88 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Government Bond Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2021. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2021:
Level 1 Level 2 Level 3 Total
Liabilities:
Futures Contracts $ (1,398,507) $ – $ – $ (1,398,507)
Total Liabilities $ (1,398,507) $ – $ – $ (1,398,507)
Total $ (795,418) $ 449,780,224 $ – $ 448,984,806
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 603,089
Total $ 603,089
Liabilities:
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts $ (1,398,507)
Total $ (1,398,507)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Short Term Bond Fund - March 31, 2021 (Unaudited) - Statement of Investments - 89
Asset-Backed Securities 23.9%
Principal
Amount ($) Value ($)
Airlines 1.2%
Air Canada Pass-Through
Trust, Series 2015-1, Class
B, 3.88%, 3/15/2023(a) 6,712,343 6,701,955
American Airlines Pass-
Through Trust
Series 2015-1, Class B,
3.70%, 5/1/2023 2,059,438 1,920,110
Series 2015-2, Class B,
4.40%, 9/22/2023 2,776,464 2,623,150
Series 2016-3, Class B,
3.75%, 10/15/2025 2,571,973 2,421,008
United Airlines Pass-Through
Trust, Series 2016-1, Class
B, 3.65%, 1/7/2026 7,430,556 7,337,447
21,003,670
Automobiles 2.0%
Credit Acceptance Auto Loan
Trust
Series 2019-3A, Class A,
2.38%, 11/15/2028(a) 6,050,000 6,176,509
Series 2020-1A, Class A,
2.01%, 2/15/2029(a) 5,000,000 5,084,819
Flagship Credit Auto Trust
Series 2019-3, Class A,
2.33%, 2/15/2024(a) 1,945,180 1,964,980
Series 2019-4, Class A,
2.17%, 6/17/2024(a) 1,729,557 1,749,715
Ford Credit Auto Owner Trust,
Series 2016-2, Class A,
2.03%, 12/15/2027(a) 5,000,000 5,017,568
Foursight Capital Automobile
Receivables Trust
Series 2020-1, Class A2,
1.97%, 9/15/2023(a) 923,856 928,354
Series 2020-1, Class A3,
2.05%, 10/15/2024(a) 3,150,000 3,192,899
NextGear Floorplan Master
Owner Trust
Series 2018-2A, Class A2,
3.69%, 10/15/2023(a) 1,666,667 1,696,475
Series 2019-2A, Class A2,
2.07%, 10/15/2024(a) 4,000,000 4,099,690
OneMain Direct Auto
Receivables Trust, Series
2018-1A, Class A, 3.43%,
12/16/2024(a) 6,089,309 6,129,931
36,040,940
Electric Utilities 0.6%
AEP Texas Restoration
Funding LLC, Series
2019-1, Class A1, 2.06%,
2/1/2027 10,561,718 10,655,362
Home Equity 1.8%
Citigroup Mortgage Loan
Trust, Series 2007-
WFH1, Class M1, 0.37%,
1/25/2037(b) 5,322,471 5,315,851
Asset-Backed Securities
Principal
Amount ($) Value ($)
Home Equity
Long Beach Mortgage
Loan Trust, Series 2005-
WL2, Class M2, 0.84%,
8/25/2035(b) 3,012,111 3,014,809
Morgan Stanley ABS Capital
I, Inc. Trust, Series 2005-
NC1, Class A2C, 0.87%,
1/25/2035(b) 4,058,264 4,050,862
Park Place Securities, Inc.
Asset-Backed Pass-
Through Certificates, Series
2005-WCH1, Class M4,
1.35%, 1/25/2036(b) 1,232,784 1,237,359
RASC Trust, Series 2005-
KS12, Class M2, 0.80%,
1/25/2036(b) 11,515,248 11,484,332
Soundview Home Loan Trust
Series 2005-CTX1, Class
M3, 0.81%, 11/25/2035(b) 4,607,269 4,602,874
Series 2006-WF2, Class
M1, 0.44%, 12/25/2036(b) 2,654,309 2,639,826
32,345,913
Other 18.3%
ALM VII Ltd., Series 2012-
7A, Class A1A2, 1.41%,
7/15/2029(a)(b) 19,000,000 19,002,413
American Homes 4 Rent Trust
Series 2014-SFR3, Class A,
3.68%, 12/17/2036(a) 3,533,624 3,803,267
Series 2015-SFR2, Class A,
3.73%, 10/17/2052(a) 10,379,218 11,233,309
AMMC CLO 22 Ltd.
Series 2018-22A, Class A,
1.25%, 4/25/2031(a)(b) 5,000,000 4,984,885
Series 2018-22A, Class B,
1.67%, 4/25/2031(a)(b) 5,000,000 4,976,985
AMMC CLO XIII Ltd., Series
2013-13A, Class A2LR,
1.92%, 7/24/2029(a)(b) 9,000,000 9,000,999
Apidos CLO XXXV
Series 2021-35A, Class A,
1.25%, 4/20/2034(a)(b) 7,600,000 7,607,790
Series 2021-35A, Class B,
1.60%, 4/20/2034(a)(b) 1,900,000 1,901,936
Ares LVI CLO Ltd., Series
2020-56A, Class A1, 1.49%,
10/25/2031(a)(b) 2,700,000 2,703,243
ARES XLIV CLO Ltd.
Series 2017-44A, Class
A1R, 0.00%, 4/15/2034(a)
(b) 15,000,000 15,000,000
Bayview Opportunity Master
Fund IVa Trust, Series
2017-SPL1, Class A, 4.00%,
10/28/2064(a)(b) 2,937,273 3,038,893

90 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Short Term Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Bayview Opportunity Master
Fund IVb Trust
Series 2017-SPL2, Class A,
4.00%, 6/28/2054(a)(b) 3,391,032 3,508,796
Series 2017-SPL4, Class A,
3.50%, 1/28/2055(a)(b) 1,715,080 1,757,374
Carlyle US CLO Ltd.
Series 2021-1A, Class A1,
1.33%, 4/15/2034(a)(b) 7,000,000 7,004,256
Series 2021-1A, Class A2,
1.64%, 4/15/2034(a)(b) 3,000,000 3,000,591
CCG Receivables Trust
Series 2018-2, Class A2,
3.09%, 12/15/2025(a) 1,052,043 1,059,364
Series 2019-1, Class A2,
2.80%, 9/14/2026(a) 2,510,719 2,542,924
Series 2019-2, Class A2,
2.11%, 3/15/2027(a) 4,504,929 4,562,704
Cedar Funding II CLO Ltd.
Series 2013-1A, Class A1R,
1.42%, 6/9/2030(a)(b) 10,000,000 10,001,520
Series 2013-1A, Class BR,
1.94%, 6/9/2030(a)(b) 7,000,000 7,006,762
Series 2013-1A, Class ARR,
0.00%, 4/20/2034(a)(b) 17,000,000 17,001,836
Cedar Funding VII CLO Ltd.,
Series 2018-7A, Class A1,
1.22%, 1/20/2031(a)(b) 3,000,000 3,000,210
Cedar Funding VIII CLO Ltd.,
Series 2017-8A, Class A2,
1.57%, 10/17/2030(a)(b) 8,500,000 8,500,289
Citigroup Mortgage Loan
Trust, Inc., Series 2018-
RP1, Class A1, 3.00%,
9/25/2064(a)(b) 2,814,047 2,931,201
Dryden 49 Senior Loan Fund,
Series 2017-49A, Class B,
1.92%, 7/18/2030(a)(b) 4,500,000 4,500,315
E3, Series 2019-1, Class A,
3.10%, 9/20/2055(a) 1,939,572 1,951,805
FCI Funding LLC, Series
2019-1A, Class A, 3.63%,
2/18/2031(a) 510,883 518,428
Federal Express Corp. Pass-
Through Trust, Series 1998
6.72%, 1/15/2022 32,215 33,652
Golden Bear LLC, Series
2016-1A, Class A, 3.75%,
9/20/2047(a) 924,043 954,925
GoldentTree Loan
Management US CLO 1
Ltd., Series 2021-9A, Class
A, 1.19%, 1/20/2033(a)(b) 19,500,000 19,506,123
Goodgreen , Series 2019-
2A, Class A, 2.76%,
10/15/2054(a) 7,511,512 7,620,391
Goodgreen Trust, Series
2017-1A, Class A, 3.74%,
10/15/2052(a) 377,175 390,788
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
HERO Funding Trust, Series
2015-2A, Class A, 3.99%,
9/20/2040(a) 497,011 520,391
Invitation Homes Trust, Series
2018-SFR3, Class A,
1.11%, 7/17/2037(a)(b) 4,543,551 4,552,047
Magnetite XXVIII Ltd., Series
2020-28A, Class A, 1.49%,
10/25/2031(a)(b) 10,600,000 10,617,002
Mill City Mortgage Loan Trust,
Series 2018-4, Class A1B,
3.50%, 4/25/2066(a)(b) 8,863,871 9,330,477
Neuberger Berman Loan
Advisers CLO 32 Ltd.
Series 2019-32A, Class AR,
1.18%, 1/20/2032(a)(b) 2,000,000 1,999,202
Series 2019-32A, Class BR,
1.59%, 1/20/2032(a)(b) 1,000,000 999,419
Neuberger Berman Loan
Advisers CLO 38 Ltd.,
Series 2020-38A, Class A,
1.52%, 10/20/2032(a)(b) 10,400,000 10,423,327
Neuberger Berman Loan
Advisers CLO 40 Ltd.,
Series 2021-40A, Class A,
1.25%, 4/16/2033(a)(b) 11,000,000 11,004,609
NRZ Advance Receivables
Trust
Series 2020-T3, Class AT3,
1.32%, 10/15/2052(a) 6,600,000 6,620,687
Series 2020-T3, Class BT3,
1.57%, 10/15/2052(a) 900,000 902,805
Series 2020-T2, Class AT2,
1.48%, 9/15/2053(a) 9,000,000 9,013,477
Series 2020-T2, Class BT2,
1.72%, 9/15/2053(a) 600,000 598,950
Owl Rock CLO I Ltd., Series
2019-1A, Class A, 1.98%,
5/20/2031(a)(b) 10,000,000 10,017,060
Renew
Series 2018-1, Class A,
3.95%, 9/20/2053(a) 2,793,423 2,990,868
Series 2017-2A, Class A,
3.22%, 9/22/2053(a) 2,508,397 2,551,378
Southwick Park CLO LLC
Series 2019-4A, Class A1,
1.52%, 7/20/2032(a)(b) 14,500,000 14,513,340
Series 2019-4A, Class B1,
1.97%, 7/20/2032(a)(b) 2,500,000 2,502,445
Tax Ease Funding LLC, Series
2016-1A, Class A, 3.13%,
6/15/2028(a) 864,384 866,250
TLF National Tax Lien Trust,
Series 2017-1A, Class A,
3.09%, 12/15/2029(a) 40,346 40,602
Towd Point Mortgage Trust
Series 2018-6, Class A1,
3.75%, 3/25/2058(a)(b) 3,309,806 3,472,953

NVIT Short Term Bond Fund - March 31, 2021 (Unaudited) - Statement of Investments - 91
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Series 2018-3, Class A1,
3.75%, 5/25/2058(a)(b) 698,496 739,519
Series 2019-4, Class A1,
2.90%, 10/25/2059(a)(b) 7,581,610 7,903,287
Tricon American Homes Trust
Series 2017-SFR2, Class A,
2.93%, 1/17/2036(a) 14,023,851 14,348,043
Series 2019-SFR1, Class A,
2.75%, 3/17/2038(a) 5,190,500 5,378,638
322,514,750
Total Asset-Backed Securities
(cost $420,430,262)
422,560,635
Collateralized Mortgage Obligations 7.2%
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(b) 8,440,282 8,493,980
Chase Mortgage Finance
Corp., Series 2016-
SH1, Class M2, 3.75%,
4/25/2045(a)(b) 1,062,108 1,078,976
FHLMC REMICS, Series
3616, Class PA, 4.50%,
11/15/2039 8,332 8,384
GSAA Trust, Series 2004-
NC1, Class AF6, 5.26%,
11/25/2033(c) 4,086 4,132
HomeBanc Mortgage Trust,
Series 2005-4, Class A2,
0.77%, 10/25/2035(b) 1,635,444 1,653,423
Mello Warehouse
Securitization Trust
Series 2019-1, Class A,
0.91%, 6/25/2052(a)(b) 6,700,000 6,703,471
Series 2019-1, Class B,
1.11%, 6/25/2052(a)(b) 1,430,000 1,430,950
MFA Trust, Series 2017-
RPL1, Class A1, 2.59%,
2/25/2057(a)(b) 2,754,444 2,786,496
Mill City Mortgage Loan Trust,
Series 2019-GS1, Class A1,
2.75%, 7/25/2059(a)(b) 7,572,873 7,816,875
New Residential Mortgage
Loan Trust
Series 2016-2A, Class A1,
3.75%, 11/26/2035(a)(b) 6,868,694 7,274,789
Series 2014-3A, Class
AFX3, 3.75%, 11/25/2054(a)
(b) 3,014,934 3,211,491
Series 2016-3A, Class A1,
3.75%, 9/25/2056(a)(b) 1,430,941 1,525,890
Series 2016-4A, Class A1,
3.75%, 11/25/2056(a)(b) 1,471,106 1,565,828
Series 2017-1A, Class A1,
4.00%, 2/25/2057(a)(b) 3,763,450 4,035,785
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2017-2A, Class A3,
4.00%, 3/25/2057(a)(b) 5,273,259 5,627,235
Series 2017-3A, Class A1,
4.00%, 4/25/2057(a)(b) 2,270,732 2,409,099
Series 2019-1A, Class A1,
4.00%, 9/25/2057(a)(b) 2,464,211 2,603,576
Series 2018-1A, Class A1A,
4.00%, 12/25/2057(a)(b) 3,827,085 4,085,390
Series 2019-2A, Class A1,
4.25%, 12/25/2057(a)(b) 5,917,756 6,277,801
Series 2018-5A, Class A1,
4.75%, 12/25/2057(a)(b) 4,115,580 4,347,829
Series 2018-2A, Class A1,
4.50%, 2/25/2058(a)(b) 1,508,997 1,609,576
Series 2018-3A, Class A1,
4.50%, 5/25/2058(a)(b) 9,138,892 9,904,962
Series 2019-3A, Class A1A,
3.75%, 11/25/2058(a)(b) 2,544,206 2,715,824
Series 2019-4A, Class A1B,
3.50%, 12/25/2058(a)(b) 5,941,526 6,250,947
Series 2019-6A, Class A1B,
3.50%, 9/25/2059(a)(b) 4,449,308 4,689,674
Series 2020-RPL1, Class
A1, 2.75%, 11/25/2059(a)(b) 7,580,877 7,899,842
RALI Trust, Series 2003-
QS20, Class CB, 5.00%,
11/25/2018 29,635 30,950
Sequoia Mortgage Trust,
Series 2017-CH1, Class A2,
3.50%, 8/25/2047(a)(b) 548,847 556,777
Visio Trust
Series 2019-1, Class A1,
3.57%, 6/25/2054(a)(b) 10,753,688 10,823,734
Series 2019-2, Class A1,
2.72%, 11/25/2054(a)(b) 10,435,309 10,705,449
Total Collateralized Mortgage Obligations
(cost $125,100,515)
128,129,135
Commercial Mortgage-Backed Securities 0.2%
AOA Mortgage Trust , Series
2015-1177, Class A, 2.96%,
12/13/2029(a) 4,000,000 4,029,269
Morgan Stanley Bank of
America Merrill Lynch Trust ,
Series 2013-C8, Class XA,
IO, 0.97%, 12/15/2048(b) 20,682,586 261,753
Total Commercial Mortgage-Backed
Securities
(cost $4,271,370) 4,291,022
Corporate Bonds 19.6%
Aerospace & Defense 0.2%
Raytheon Technologies Corp. ,
3.65%, 8/16/2023 2,596,000 2,777,168

92 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Automobiles 0.5%
Daimler Finance North
America LLC ,
3.65%, 2/22/2024(a) 5,000,000 5,392,061
2.70%, 6/14/2024(a) 3,000,000 3,159,207
8,551,268
Banks 2.7%
Bank of America Corp. ,
(ICE LIBOR USD 3
Month + 1.16%), 1.38%,
1/20/2023(d) 5,000,000 5,039,100
(ICE LIBOR USD 3
Month + 0.79%), 3.00%,
12/20/2023(d) 8,623,000 8,968,307
Citigroup, Inc. ,
4.40%, 6/10/2025 7,000,000 7,778,557
Citizens Financial Group, Inc. ,
2.64%, 9/30/2032(a) 2,075,000 1,986,813
Cooperatieve Rabobank UA ,
3.95%, 11/9/2022 7,770,000 8,181,121
4.63%, 12/1/2023 2,386,000 2,614,852
ING Groep NV ,
3.15%, 3/29/2022(e) 5,000,000 5,137,777
Wells Fargo & Co. ,
4.13%, 8/15/2023 7,000,000 7,572,778
47,279,305
Beverages 0.8%
Anheuser-Busch InBev
Worldwide, Inc. ,
4.15%, 1/23/2025 6,950,000 7,723,569
Bacardi Ltd. ,
4.45%, 5/15/2025(a)(e) 5,000,000 5,558,298
13,281,867
Biotechnology 0.7%
AbbVie, Inc. ,
3.45%, 3/15/2022 10,000,000 10,230,450
2.60%, 11/21/2024 2,000,000 2,111,597
12,342,047
Building Products 0.2%
Carrier Global Corp. ,
2.24%, 2/15/2025 3,750,000 3,882,930
Capital Markets 1.6%
Goldman Sachs Group, Inc.
(The) ,
5.25%, 7/27/2021 4,000,000 4,061,694
(ICE LIBOR USD 3 Month +
1.05%), 2.91%, 6/5/2023(d) 7,000,000 7,187,753
3.75%, 5/22/2025 2,000,000 2,183,289
MSCI, Inc. ,
5.38%, 5/15/2027(a) 1,870,000 1,999,965
UBS Group AG ,
2.65%, 2/1/2022(a) 9,000,000 9,170,674
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
UBS Group AG,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.83%),
1.01%, 7/30/2024(a)(d)(e) 4,000,000 4,023,256
28,626,631
Chemicals 0.2%
Ashland LLC ,
4.75%, 8/15/2022(c) 1,810,000 1,877,875
CF Industries, Inc. ,
3.45%, 6/1/2023 1,820,000 1,898,510
3,776,385
Consumer Finance 0.1%
Ford Motor Credit Co. LLC ,
3.81%, 1/9/2024 1,850,000 1,907,813
Containers & Packaging 0.4%
Ball Corp. ,
4.00%, 11/15/2023 2,420,000 2,572,762
Berry Global, Inc. ,
5.13%, 7/15/2023 2,320,000 2,346,100
Crown Americas LLC ,
4.50%, 1/15/2023 920,000 967,725
Silgan Holdings, Inc. ,
1.40%, 4/1/2026(a) 2,000,000 1,957,500
7,844,087
Diversified Telecommunication Services 0.3%
AT&T, Inc. ,
2.55%, 12/1/2033(a) 1,992,000 1,891,187
CCO Holdings LLC ,
5.75%, 2/15/2026(a)(e) 1,238,000 1,277,306
Lumen Technologies, Inc. ,
Series T, 5.80%, 3/15/2022 1,380,000 1,428,438
4,596,931
Electric Utilities 0.9%
Alliant Energy Finance LLC ,
1.40%, 3/15/2026(a) 4,650,000 4,561,454
Evergy , Inc. ,
5.29%, 6/15/2022(c) 11,510,000 12,011,367
16,572,821
Electrical Equipment 0.1%
Sensata Technologies BV ,
4.88%, 10/15/2023(a) 1,880,000 2,013,668
Entertainment 0.2%
Walt Disney Co. (The) ,
3.70%, 3/23/2027 3,250,000 3,627,250
Equity Real Estate Investment Trusts (REITs) 0.3%
Corporate Office Properties
LP ,
2.25%, 3/15/2026 2,015,000 2,047,584
MGM Growth Properties
Operating Partnership LP ,
5.63%, 5/1/2024 1,870,000 2,007,199

NVIT Short Term Bond Fund - March 31, 2021 (Unaudited) - Statement of Investments - 93
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
Spirit Realty LP ,
2.10%, 3/15/2028 1,500,000 1,458,395
5,513,178
Food Products 0.3%
Kraft Heinz Foods Co. ,
3.00%, 6/1/2026 4,625,000 4,867,097
Health Care Providers & Services 0.6%
CVS Health Corp. ,
3.70%, 3/9/2023 4,646,000 4,930,648
3.63%, 4/1/2027 4,000,000 4,390,282
HCA, Inc. ,
5.88%, 5/1/2023 1,830,000 1,992,550
11,313,480
Health Care Technology 0.1%
IQVIA, Inc. ,
5.00%, 10/15/2026(a) 1,870,000 1,942,462
Hotels, Restaurants & Leisure 0.1%
International Game
Technology plc ,
4.13%, 4/15/2026(a) 1,000,000 1,027,580
Household Durables 0.1%
Newell Brands, Inc. ,
4.35%, 4/1/2023(c) 1,870,000 1,972,850
Insurance 1.2%
Five Corners Funding Trust ,
4.42%, 11/15/2023(a) 7,577,000 8,311,706
MassMutual Global Funding II ,
0.85%, 6/9/2023(a) 7,000,000 7,058,354
Principal Life Global Funding
II ,
2.25%, 11/21/2024(a) 6,000,000 6,264,653
21,634,713
Machinery 0.1%
Amsted Industries, Inc. ,
5.63%, 7/1/2027(a) 1,850,000 1,963,313
Media 1.1%
Charter Communications
Operating LLC ,
4.91%, 7/23/2025 6,000,000 6,801,880
Comcast Corp. ,
3.70%, 4/15/2024 7,500,000 8,190,961
CSC Holdings LLC ,
5.50%, 4/15/2027(a) 1,870,000 1,964,154
Sirius XM Radio, Inc. ,
4.63%, 7/15/2024(a) 1,860,000 1,915,986
18,872,981
Oil, Gas & Consumable Fuels 3.0%
Aker BP ASA ,
4.75%, 6/15/2024(a) 17,000,000 17,434,615
BP Capital Markets America,
Inc. ,
3.79%, 2/6/2024 5,000,000 5,424,013
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
BP Capital Markets plc ,
3.81%, 2/10/2024 3,975,000 4,332,722
Continental Resources, Inc. ,
4.50%, 4/15/2023 2,810,000 2,910,317
DCP Midstream Operating LP ,
3.88%, 3/15/2023 1,190,000 1,241,646
Marathon Oil Corp. ,
3.85%, 6/1/2025 3,000,000 3,214,470
MPLX LP ,
4.25%, 12/1/2027 2,500,000 2,810,439
Occidental Petroleum Corp. ,
2.70%, 2/15/2023 1,840,000 1,835,805
ONEOK, Inc. ,
6.35%, 1/15/2031(e) 2,000,000 2,511,207
Sabine Pass Liquefaction
LLC ,
5.75%, 5/15/2024 4,000,000 4,513,388
Targa Resources Partners LP ,
4.25%, 11/15/2023 1,860,000 1,867,440
Williams Cos., Inc. (The) ,
3.90%, 1/15/2025 4,500,000 4,873,048
52,969,110
Pharmaceuticals 1.8%
Bristol-Myers Squibb Co. ,
2.90%, 7/26/2024(e) 5,676,000 6,064,566
Royalty Pharma plc ,
0.75%, 9/2/2023(a) 9,957,000 9,947,110
Shire Acquisitions Investments
Ireland DAC ,
2.88%, 9/23/2023 10,210,000 10,728,262
Viatris , Inc. ,
1.65%, 6/22/2025(a) 5,000,000 5,017,661
31,757,599
Professional Services 0.3%
Equifax, Inc. ,
2.60%, 12/1/2024 5,000,000 5,281,324
Road & Rail 0.4%
Ashtead Capital, Inc. ,
4.13%, 8/15/2025(a) 7,500,000 7,693,725
Semiconductors & Semiconductor Equipment 0.2%
QUALCOMM, Inc. ,
1.30%, 5/20/2028 4,200,000 4,020,533
Technology Hardware, Storage & Peripherals 0.1%
EMC Corp. ,
3.38%, 6/1/2023 930,000 958,263
HP, Inc. ,
3.40%, 6/17/2030(e) 562,000 586,696
1,544,959
Textiles, Apparel & Luxury Goods 0.1%
Hanesbrands, Inc. ,
5.38%, 5/15/2025(a) 1,860,000 1,968,113
Thrifts & Mortgage Finance 0.6%
BPCE SA ,
4.00%, 9/12/2023(a) 3,000,000 3,233,520

94 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Thrifts & Mortgage Finance
BPCE SA,
5.70%, 10/22/2023(a) 6,800,000 7,597,947
10,831,467
Trading Companies & Distributors 0.1%
United Rentals North America,
Inc. ,
5.88%, 9/15/2026 1,840,000 1,925,100
Wireless Telecommunication Services 0.2%
T-Mobile USA, Inc. ,
4.00%, 4/15/2022 1,870,000 1,909,775
2.63%, 4/15/2026(e) 1,000,000 1,018,800
2,928,575
Total Corporate Bonds
(cost $338,146,900)
347,108,330
Exchange Traded Fund 0.6%
Shares
Debt Funds 0.6%
iShares Trust iShares 1-5
Year Investment Grade
Corporate Bond ETF(e) 186,220 10,182,510
Total Exchange Traded Fund
(cost $10,011,187)
10,182,510
Loan Participations 0.6%
Principal
Amount ($)
Software 0.6%
Open Text Corp., 1st Lien
Term Loan B, (ICE LIBOR
USD + 1.75%), 1.75%,
5/30/2025 (d) 938,163 937,769
TIBCO Software, Inc., 1st Lien
Term Loan, (ICE LIBOR
USD 1 Month + 3.75%),
3.75%, 6/30/2026 (d) 9,459,560 9,326,559
10,264,328
0
Total Loan Participations
(cost $10,203,229) 10,264,328
Mortgage-Backed Securities 12.4%
FHLMC Non Gold Pool
Pool# 1Q0648
2.01%, 6/1/2037(b) 266,208 280,696
Pool# 1B3601
2.57%, 10/1/2037(b) 121,522 121,319
FHLMC UMBS Pool
Pool# SB8004
2.50%, 7/1/2034 946,239 984,291
Pool# SB8057
2.00%, 8/1/2035 21,178,538 21,753,420
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SB8083
1.50%, 1/1/2036 39,084,448 39,297,471
Pool# SB8088
1.50%, 2/1/2036 9,831,487 9,882,130
FNMA Pool
Pool# 747271
2.77%, 7/1/2034(b) 266,732 272,476
Pool# 886345
2.35%, 8/1/2036(b) 61,554 61,880
Pool# 949691
2.36%, 9/1/2037(b) 69,760 69,880
FNMA UMBS Pool
Pool# CA4488
2.50%, 7/1/2034 3,272,066 3,403,650
Pool# BN0906
4.00%, 11/1/2048 4,612,885 4,947,212
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
2.00%, 4/25/2051 77,000,000 76,855,626
2.50%, 4/25/2051 59,000,000 60,544,141
Total Mortgage-Backed Securities
(cost $219,753,492)
218,474,192
U.S. Treasury Obligations 36.6%
U.S. Treasury Bonds, 7.13%,
2/15/2023 5,000,000 5,654,492
U.S. Treasury Notes
2.63%, 5/15/2021 4,000,000 4,012,418
1.75%, 7/31/2021 (e) 7,000,000 7,039,922
1.50%, 9/30/2021 (e) 4,000,000 4,029,062
0.13%, 6/30/2022 29,700,000 29,706,961
2.00%, 11/30/2022 10,000,000 10,308,203
2.13%, 12/31/2022 5,135,000 5,311,315
0.25%, 4/15/2023 (e) 145,000,000 145,209,570
0.13%, 10/15/2023 40,000,000 39,868,750
2.50%, 1/31/2024 24,000,000 25,475,625
2.00%, 5/31/2024 51,000,000 53,555,977
1.75%, 7/31/2024 100,000,000 104,308,594
2.38%, 8/15/2024 50,000,000 53,212,891
2.25%, 10/31/2024 5,000,000 5,305,078
2.25%, 11/15/2024 (e) 8,000,000 8,489,688
2.00%, 8/15/2025 15,000,000 15,805,664
2.25%, 11/15/2025 4,000,000 4,259,531
2.63%, 1/31/2026 54,000,000 58,459,218
1.50%, 2/15/2030 (e) 67,000,000 66,175,586
Total U.S. Treasury Obligations
(cost $640,987,009)
646,188,545

NVIT Short Term Bond Fund - March 31, 2021 (Unaudited) - Statement of Investments - 95
Repurchase Agreements 1.7%
Principal
Amount ($) Value ($)
Bank of America NA
0.01%, dated 3/31/2021,
due 4/1/2021, repurchase
price $4,000,001,
collateralized by U.S.
Government Agency
Securities, 3.50%,
maturing 7/20/2049; total
market value $4,080,000.
(f) 4,000,000 4,000,000
Cantor Fitzgerald & Co.
0.02%, dated 3/31/2021,
due 4/1/2021, repurchase
price $1,890,889,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 6.50%, maturing
8/25/2022 - 1/16/2061;
total market value
$1,928,706. (f) 1,890,888 1,890,888
CF Secured, LLC
0.02%, dated 3/31/2021,
due 4/1/2021, repurchase
price $3,000,002,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 6.00%, maturing
4/22/2021 - 10/20/2069;
total market value
$3,060,002. (f) 3,000,000 3,000,000
HSBC Bank plc
0.09%, dated 3/31/2021,
due 4/1/2021, repurchase
price $10,400,026,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 3.75%, maturing
6/3/2021 - 11/15/2050;
total market value
$10,612,272. (f) 10,400,000 10,400,000
Repurchase Agreements
Principal
Amount ($) Value ($)
NatWest Markets Securities,
Inc.
0.02%, dated 3/26/2021,
due 4/1/2021, repurchase
price $10,000,025,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 8.13%, maturing
5/15/2021 - 2/15/2051;
total market value
$10,200,028. (f) 10,000,000 10,000,000
Total Repurchase Agreements
(cost $29,290,888)
29,290,888
Total Investments
(cost $1,798,194,852) — 102.8%
1,816,489,585
Liabilities in excess of other
assets — (2.8)% (49,113,031)
NET ASSETS — 100.0%
$ 1,767,376,554
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at March 31, 2021 was
$622,017,796 which represents 35.19% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of March 31,
2021.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at March 31, 2021.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of March 31, 2021.
(e) The security or a portion of this security is on loan at March
31, 2021. The total value of securities on loan at March 31,
2021 was $112,428,952, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $29,216,063 and by $85,795,185 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 4.75%, and maturity dates ranging
from 4/22/2021 – 2/15/2051, a total value of $115,011,248.
(f) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2021 was $29,290,888.
CLO Collateralized Loan Obligations
ETF Exchange Traded Fund
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
ICE Intercontinental Exchange
IO Interest only

96 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Short Term Bond Fund
LIBOR London Interbank Offered Rate
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Futures contracts outstanding as of March 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 1,810 6/2021 USD 399,515,078 (372,001)
3 Month Eurodollar 1,500 12/2021 USD 374,006,250 (130,399)
(502,400)
Short Contracts
U.S. Treasury 5 Year Note (1,693) 6/2021 USD (208,913,555) 2,614,797
U.S. Treasury 10 Year Note (516) 6/2021 USD (67,563,750) 1,139,918
U.S. Treasury 10 Year Ultra Note (811) 6/2021 USD (116,530,562) 4,553,593
3 Month Eurodollar (1,500) 12/2022 USD (373,125,000) 665,749
8,974,057
8,471,657
At March 31, 2021, the Fund had $4,152,000 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

NVIT Short Term Bond Fund - March 31, 2021 (Unaudited) - Statement of Investments - 97
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 422,560,635 $ – $ 422,560,635
Collateralized Mortgage Obligations – 128,129,135 – 128,129,135
Commercial Mortgage-Backed Securities – 4,291,022 – 4,291,022
Corporate Bonds – 347,108,330 – 347,108,330
Exchange Traded Fund 10,182,510 – – 10,182,510
Futures Contracts 8,974,057 – – 8,974,057
Loan Participations – 10,264,328 – 10,264,328
Mortgage-Backed Securities – 218,474,192 – 218,474,192
Repurchase Agreements – 29,290,888 – 29,290,888
U.S. Treasury Obligations – 646,188,545 – 646,188,545
Total Assets $ 19,156,567 $ 1,806,307,075 $ – $ 1,825,463,642
$ – $ – $ – $ –

98 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Short Term Bond Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2021. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2021:
Level 1 Level 2 Level 3 Total
Liabilities:
Futures Contracts $ (502,400) $ – $ – $ (502,400)
Total Liabilities $ (502,400) $ – $ – $ (502,400)
Total $ 18,654,167 $ 1,806,307,075 $ – $ 1,824,961,242
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 8,974,057
Total $ 8,974,057
Liabilities:
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts $ (502,400)
Total $ (502,400)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Bond Index Fund - March 31, 2021 (Unaudited) - Statement of Investments - 1
Asset-Backed Securities 0.4%
Principal
Amount ($) Value ($)
Airlines 0.1%
Continental Airlines Pass-
Through Trust, Series
2012-1, Class A, 4.15%,
4/11/2024 212,188 221,637
United Airlines Pass-Through
Trust
Series 2013-1, Class A,
4.30%, 8/15/2025 338,941 352,041
Series 2020-1, Class A,
5.88%, 10/15/2027 351,297 389,481
963,159
Automobiles 0.2%
Americredit Automobile
Receivables Trust, Series
2018-1, Class D, 3.82%,
3/18/2024 1,600,000 1,675,320
Carmax Auto Owner Trust
Series 2021-1, Class A3,
0.34%, 12/15/2025 1,120,000 1,117,221
Series 2021-1, Class A4,
0.53%, 10/15/2026 510,000 505,575
GM Financial Automobile
Leasing Trust, Series
2020-2, Class A3, 0.80%,
7/20/2023 520,000 523,020
World Omni Select Auto Trust,
Series 2020-A, Class A3,
0.55%, 7/15/2025 1,290,000 1,293,360
5,114,496
Credit Card 0.1%
Citibank Credit Card Issuance
Trust, Series 2018-A6,
Class A6, 3.21%, 12/7/2024 2,000,000 2,098,888
Electric Utilities 0.0%
†
Evergy Metro, Inc., 3.65%,
8/15/2025 500,000 547,042
Total Asset-Backed Securities
(cost $8,425,322)
8,723,585
Commercial Mortgage-Backed Securities 2.5%
BBCMS Mortgage Trust ,
Series 2017-C1, Class A4,
3.67%, 2/15/2050 1,375,000 1,514,478
Benchmark Mortgage Trust
Series 2018-B4, Class A2,
3.98%, 7/15/2051 490,135 518,619
Series 2018-B4, Class A5,
4.12%, 7/15/2051(a) 1,000,000 1,128,149
Series 2019-B11, Class A4,
3.28%, 5/15/2052 3,000,000 3,189,227
Citigroup Commercial
Mortgage Trust
Series 2014-GC25, Class
AS, 4.02%, 10/10/2047 1,500,000 1,625,071
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Citigroup Commercial
Mortgage Trust
Series 2016-P5, Class A4,
2.94%, 10/10/2049 600,000 636,133
Series 2017-P7, Class A4,
3.71%, 4/14/2050 1,500,000 1,651,617
Series 2019-GC43, Class
A4, 3.04%, 11/10/2052 2,940,000 3,099,600
COMM Mortgage Trust
Series 2012-CR1, Class A3,
3.39%, 5/15/2045 1,416,099 1,438,627
Series 2013-CR8, Class A5,
3.61%, 6/10/2046(a) 1,000,000 1,056,579
Series 2014-UBS2, Class
A5, 3.96%, 3/10/2047 1,500,000 1,619,368
Series 2014-UBS3, Class
A4, 3.82%, 6/10/2047 1,500,000 1,625,685
Series 2015-DC1, Class A5,
3.35%, 2/10/2048 1,000,000 1,076,542
Series 2015-PC1, Class A5,
3.90%, 7/10/2050 1,000,000 1,100,054
CSAIL Commercial Mortgage
Trust , Series 2018-
CX11, Class A5, 4.03%,
4/15/2051(a) 1,250,000 1,388,070
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K020, Class A2,
2.37%, 5/25/2022 1,500,000 1,528,482
Series K024, Class A2,
2.57%, 9/25/2022 100,000 102,841
Series K026, Class A2,
2.51%, 11/25/2022 900,000 928,685
Series K031, Class A2,
3.30%, 4/25/2023(a) 400,000 422,413
Series K033, Class A2,
3.06%, 7/25/2023(a) 950,000 1,002,218
Series K034, Class A2,
3.53%, 7/25/2023(a) 5,400,000 5,755,750
Series K038, Class A1,
2.60%, 10/25/2023 3,575 3,647
Series K037, Class A2,
3.49%, 1/25/2024 800,000 860,129
Series K069, Class A2,
3.19%, 9/25/2027(a) 2,500,000 2,754,374
Series K115, Class A2,
1.38%, 6/25/2030 960,000 921,030
Series K-1510, Class A3,
3.79%, 1/25/2034 2,500,000 2,859,351
FNMA ACES REMICS
Series 2014-M6, Class A2,
2.68%, 5/25/2021(a) 20,531 20,534
Series 2013-M6, Class 1AC,
3.44%, 2/25/2043(a) 207,837 227,891
GS Mortgage Securities Trust
Series 2012-GCJ7, Class
A4, 3.38%, 5/10/2045 1,487,879 1,497,122
Series 2015-GC30, Class
A4, 3.38%, 5/10/2050 1,500,000 1,618,880

2 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Bond Index Fund
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
JP Morgan Chase Commercial
Mortgage Securities Trust ,
Series 2011-C5, Class A3,
4.17%, 8/15/2046 115,881 116,225
JPMBB Commercial Mortgage
Securities Trust , Series
2014-C22, Class A4, 3.80%,
9/15/2047 1,000,000 1,082,398
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2013-C10, Class A5,
4.08%, 7/15/2046(a) 500,000 534,125
Series 2015-C24, Class A4,
3.73%, 5/15/2048 1,000,000 1,097,687
Morgan Stanley Capital I
Trust , Series 2019-H6,
Class A4, 3.42%, 6/15/2052 1,180,000 1,271,978
UBS-Barclays Commercial
Mortgage Trust , Series
2013-C5, Class A4, 3.18%,
3/10/2046 2,500,000 2,595,838
Wells Fargo Commercial
Mortgage Trust
Series 2015-C28, Class A4,
3.54%, 5/15/2048 1,500,000 1,631,623
Series 2017-C40, Class A4,
3.58%, 10/15/2050 1,500,000 1,640,822
WFRBS Commercial
Mortgage Trust
Series 2013-C14, Class A5,
3.34%, 6/15/2046 1,750,000 1,840,867
Series 2013-C15, Class A4,
4.15%, 8/15/2046(a) 1,175,000 1,256,080
Total Commercial Mortgage-Backed
Securities
(cost $54,028,320) 56,238,809
Corporate Bonds 27.0%
Aerospace & Defense 0.6%
Boeing Co. (The) ,
1.43%, 2/4/2024 250,000 253,174
2.20%, 2/4/2026 250,000 249,225
2.25%, 6/15/2026 500,000 500,703
5.04%, 5/1/2027 500,000 570,034
3.20%, 3/1/2029 500,000 506,356
2.95%, 2/1/2030 85,000 84,763
5.15%, 5/1/2030 1,000,000 1,151,746
3.25%, 2/1/2035 100,000 96,912
5.71%, 5/1/2040 500,000 611,863
3.75%, 2/1/2050 340,000 325,668
5.81%, 5/1/2050 500,000 629,475
3.95%, 8/1/2059 100,000 96,131
5.93%, 5/1/2060 200,000 256,625
General Dynamics Corp. ,
2.63%, 11/15/2027 500,000 529,797
3.63%, 4/1/2030 200,000 221,086
4.25%, 4/1/2050 200,000 238,977
Corporate Bonds
Principal
Amount ($) Value ($)
Aerospace & Defense
L3Harris Technologies, Inc. ,
3.95%, 5/28/2024 257,000 278,906
2.90%, 12/15/2029 100,000 103,022
1.80%, 1/15/2031 185,000 173,273
4.85%, 4/27/2035 90,000 109,110
Lockheed Martin Corp. ,
2.90%, 3/1/2025 500,000 534,700
3.55%, 1/15/2026 250,000 275,648
3.60%, 3/1/2035 110,000 122,540
4.07%, 12/15/2042 393,000 454,541
4.70%, 5/15/2046 250,000 312,159
Northrop Grumman Corp. ,
2.93%, 1/15/2025 500,000 532,088
4.75%, 6/1/2043 250,000 300,310
4.03%, 10/15/2047 500,000 556,071
Raytheon Technologies Corp. ,
3.95%, 8/16/2025(b) 400,000 444,254
6.13%, 7/15/2038 400,000 542,345
4.70%, 12/15/2041 150,000 176,902
4.50%, 6/1/2042 700,000 834,747
4.63%, 11/16/2048 500,000 598,211
Textron, Inc. ,
4.30%, 3/1/2024 250,000 270,838
12,942,200
Air Freight & Logistics 0.2%
FedEx Corp. ,
3.80%, 5/15/2025(b) 1,000,000 1,099,112
3.30%, 3/15/2027 70,000 75,992
3.10%, 8/5/2029(b) 100,000 104,872
3.90%, 2/1/2035 380,000 414,076
4.55%, 4/1/2046 500,000 566,513
5.25%, 5/15/2050(b) 200,000 256,208
United Parcel Service, Inc. ,
3.05%, 11/15/2027(b) 300,000 327,815
6.20%, 1/15/2038 295,000 414,352
3.40%, 9/1/2049 320,000 334,526
5.30%, 4/1/2050 150,000 203,416
3,796,882
Airlines 0.0%
†
Southwest Airlines Co. ,
5.13%, 6/15/2027 275,000 316,159
2.63%, 2/10/2030(b) 400,000 392,843
709,002
Auto Components 0.1%
Aptiv Corp. ,
4.15%, 3/15/2024 475,000 518,021
Aptiv plc ,
5.40%, 3/15/2049 150,000 183,309
BorgWarner, Inc. ,
3.38%, 3/15/2025(b) 135,000 146,204
2.65%, 7/1/2027(b) 55,000 57,109
Lear Corp. ,
5.25%, 5/15/2049 150,000 175,750
1,080,393

NVIT Bond Index Fund - March 31, 2021 (Unaudited) - Statement of Investments - 3
Corporate Bonds
Principal
Amount ($) Value ($)
Automobiles 0.1%
Daimler Finance North
America LLC ,
8.50%, 1/18/2031 250,000 369,155
General Motors Co. ,
6.13%, 10/1/2025 400,000 470,363
4.20%, 10/1/2027 250,000 274,364
6.80%, 10/1/2027 300,000 372,169
5.15%, 4/1/2038 250,000 286,271
5.20%, 4/1/2045 250,000 287,052
5.40%, 4/1/2048 250,000 296,358
2,355,732
Banks 4.6%
Australia & New Zealand
Banking Group Ltd. ,
2.05%, 11/21/2022 250,000 256,952
Banco Santander SA ,
2.75%, 5/28/2025 200,000 208,966
3.80%, 2/23/2028 600,000 647,477
3.49%, 5/28/2030(b) 200,000 208,218
Bank of America Corp. ,
3.30%, 1/11/2023 500,000 525,284
4.10%, 7/24/2023 250,000 270,076
(ICE LIBOR USD 3
Month + 0.79%), 3.00%,
12/20/2023(c) 1,515,000 1,575,668
4.00%, 4/1/2024 350,000 382,488
(ICE LIBOR USD 3
Month + 0.94%), 3.86%,
7/23/2024(c) 400,000 428,429
(SOFR + 0.74%), 0.81%,
10/24/2024(b)(c) 300,000 300,744
Series L, 3.95%, 4/21/2025 310,000 339,902
3.88%, 8/1/2025 250,000 276,125
(ICE LIBOR USD 3
Month + 0.64%), 2.01%,
2/13/2026(c) 300,000 307,274
4.45%, 3/3/2026 125,000 140,502
3.50%, 4/19/2026 290,000 317,912
(SOFR + 1.15%), 1.32%,
6/19/2026(b)(c) 500,000 498,475
4.25%, 10/22/2026 435,000 487,803
(SOFR + 1.01%), 1.20%,
10/24/2026(c) 200,000 197,408
(ICE LIBOR USD 3
Month + 1.06%), 3.56%,
4/23/2027(c) 1,500,000 1,632,259
3.25%, 10/21/2027 500,000 537,542
(ICE LIBOR USD 3
Month + 1.58%), 3.82%,
1/20/2028(c) 500,000 549,306
(ICE LIBOR USD 3
Month + 1.04%), 3.42%,
12/20/2028(c) 1,000,000 1,073,880
(ICE LIBOR USD 3
Month + 1.19%), 2.88%,
10/22/2030(c) 200,000 205,607
(SOFR + 2.15%), 2.59%,
4/29/2031(c) 600,000 598,747
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
(SOFR + 1.37%), 1.92%,
10/24/2031(c) 400,000 376,426
(ICE LIBOR USD 3
Month + 1.81%), 4.24%,
4/24/2038(c) 250,000 284,393
(SOFR + 1.93%), 2.68%,
6/19/2041(c) 300,000 280,855
5.88%, 2/7/2042 250,000 342,002
5.00%, 1/21/2044 350,000 430,689
(ICE LIBOR USD 3
Month + 1.99%), 4.44%,
1/20/2048(c) 500,000 581,111
(ICE LIBOR USD 3
Month + 1.52%), 4.33%,
3/15/2050(c) 500,000 576,545
(ICE LIBOR USD 3
Month + 3.15%), 4.08%,
3/20/2051(c) 600,000 666,184
(SOFR + 1.88%), 2.83%,
10/24/2051(c) 60,000 55,085
Bank of Montreal ,
1.85%, 5/1/2025(b) 500,000 512,512
Bank of Nova Scotia (The) ,
2.45%, 9/19/2022 1,000,000 1,031,872
Barclays plc ,
4.34%, 1/10/2028 1,000,000 1,109,763
(ICE LIBOR USD 3
Month + 1.90%), 4.97%,
5/16/2029(c) 400,000 459,936
(ICE LIBOR USD 3
Month + 3.05%), 5.09%,
6/20/2030(c) 200,000 226,518
5.25%, 8/17/2045 205,000 253,795
4.95%, 1/10/2047 200,000 241,535
BBVA USA ,
3.88%, 4/10/2025 500,000 546,297
Canadian Imperial Bank of
Commerce ,
(ICE LIBOR USD 3
Month + 0.79%), 2.61%,
7/22/2023(c) 500,000 513,368
0.50%, 12/14/2023 200,000 199,215
Citigroup, Inc. ,
(ICE LIBOR USD 3
Month + 0.95%), 2.88%,
7/24/2023(c) 500,000 515,028
3.88%, 10/25/2023 750,000 813,112
3.75%, 6/16/2024 500,000 545,033
3.30%, 4/27/2025 560,000 603,244
4.60%, 3/9/2026 350,000 394,935
3.40%, 5/1/2026 500,000 543,124
4.30%, 11/20/2026 500,000 557,737
4.45%, 9/29/2027 500,000 564,293
(ICE LIBOR USD 3
Month + 1.56%), 3.89%,
1/10/2028(c) 500,000 549,592

4 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Citigroup, Inc.,
(ICE LIBOR USD 3
Month + 1.15%), 3.52%,
10/27/2028(c) 1,500,000 1,622,535
(ICE LIBOR USD 3
Month + 1.34%), 3.98%,
3/20/2030(c) 500,000 553,527
(SOFR + 1.42%), 2.98%,
11/5/2030(c) 200,000 206,838
(SOFR + 1.15%), 2.67%,
1/29/2031(b)(c) 300,000 301,418
(SOFR + 2.11%), 2.57%,
6/3/2031(b)(c) 300,000 299,765
6.63%, 6/15/2032 333,000 440,995
8.13%, 7/15/2039 350,000 574,653
(SOFR + 4.55%), 5.32%,
3/26/2041(c) 300,000 386,244
6.68%, 9/13/2043 250,000 365,370
4.65%, 7/23/2048 200,000 245,414
Citizens Bank NA ,
2.65%, 5/26/2022(b) 250,000 255,914
Citizens Financial Group, Inc. ,
2.50%, 2/6/2030 170,000 168,462
Comerica, Inc. ,
4.00%, 2/1/2029 250,000 279,053
Cooperatieve Rabobank UA ,
4.63%, 12/1/2023 250,000 273,979
3.38%, 5/21/2025 250,000 272,652
5.25%, 5/24/2041 175,000 226,405
5.25%, 8/4/2045(b) 250,000 319,727
Credit Suisse Group Funding
Guernsey Ltd. ,
3.80%, 9/15/2022 440,000 458,276
Discover Bank ,
4.20%, 8/8/2023 500,000 539,489
2.45%, 9/12/2024 300,000 314,022
2.70%, 2/6/2030 310,000 312,102
Fifth Third Bancorp ,
2.60%, 6/15/2022 500,000 512,331
3.65%, 1/25/2024 500,000 538,706
Fifth Third Bank NA ,
1.80%, 1/30/2023(b) 250,000 256,326
3.95%, 7/28/2025 200,000 222,657
3.85%, 3/15/2026 300,000 330,248
2.25%, 2/1/2027 295,000 305,508
First Republic Bank ,
2.50%, 6/6/2022 750,000 766,758
HSBC Holdings plc ,
4.25%, 3/14/2024 500,000 544,177
(ICE LIBOR USD 3
Month + 0.99%), 3.95%,
5/18/2024(b)(c) 200,000 213,452
(ICE LIBOR USD 3
Month + 1.21%), 3.80%,
3/11/2025(c) 500,000 539,925
4.30%, 3/8/2026 500,000 559,706
(SOFR + 1.54%), 1.64%,
4/18/2026(c) 390,000 390,239
3.90%, 5/25/2026 500,000 551,320
4.95%, 3/31/2030 200,000 233,516
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
HSBC Holdings plc,
6.50%, 5/2/2036 400,000 524,465
6.50%, 9/15/2037 600,000 798,371
6.80%, 6/1/2038(b) 200,000 274,296
5.25%, 3/14/2044 250,000 305,055
HSBC USA, Inc. ,
3.50%, 6/23/2024 500,000 540,400
Huntington Bancshares, Inc. ,
2.55%, 2/4/2030 200,000 200,504
ING Groep NV ,
4.10%, 10/2/2023 500,000 541,307
4.55%, 10/2/2028(b) 200,000 228,834
JPMorgan Chase & Co. ,
3.25%, 9/23/2022 1,000,000 1,043,301
(ICE LIBOR USD 3 Month +
0.70%), 3.21%, 4/1/2023(c) 1,000,000 1,027,138
(ICE LIBOR USD 3
Month + 0.94%), 2.78%,
4/25/2023(c) 1,000,000 1,024,056
2.70%, 5/18/2023 500,000 521,621
3.88%, 9/10/2024 1,000,000 1,096,303
3.13%, 1/23/2025 500,000 535,691
(SOFR + 1.16%), 2.30%,
10/15/2025(c) 250,000 260,234
(SOFR + 1.59%), 2.00%,
3/13/2026(c) 300,000 308,505
3.30%, 4/1/2026 500,000 544,036
8.00%, 4/29/2027 290,000 392,978
4.25%, 10/1/2027 500,000 566,675
(ICE LIBOR USD 3 Month +
1.38%), 3.54%, 5/1/2028(c) 500,000 544,175
(ICE LIBOR USD 3
Month + 1.12%), 4.01%,
4/23/2029(c) 1,000,000 1,115,180
(SOFR + 2.04%), 2.52%,
4/22/2031(c) 400,000 399,158
5.60%, 7/15/2041 400,000 535,499
5.40%, 1/6/2042 500,000 660,875
4.85%, 2/1/2044 500,000 626,348
(ICE LIBOR USD 3
Month + 1.58%), 4.26%,
2/22/2048(c) 750,000 870,791
(ICE LIBOR USD 3
Month + 1.38%), 3.96%,
11/15/2048(c) 250,000 275,701
(SOFR + 2.44%), 3.11%,
4/22/2051(c) 600,000 587,617
KeyBank NA ,
6.95%, 2/1/2028 225,000 277,122
KeyCorp ,
2.25%, 4/6/2027 50,000 51,281
2.55%, 10/1/2029 250,000 253,102
Korea Development Bank
(The) ,
3.00%, 1/13/2026 500,000 541,065
Kreditanstalt fuer
Wiederaufbau ,
2.13%, 6/15/2022 2,000,000 2,046,510
1.75%, 8/22/2022 1,000,000 1,021,520

NVIT Bond Index Fund - March 31, 2021 (Unaudited) - Statement of Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Kreditanstalt fuer
Wiederaufbau,
2.38%, 12/29/2022 1,250,000 1,296,920
2.63%, 2/28/2024 2,500,000 2,659,852
0.00%, 6/29/2037(d) 750,000 517,125
Landwirtschaftliche
Rentenbank ,
1.75%, 7/27/2026 1,000,000 1,034,275
Lloyds Banking Group plc ,
4.50%, 11/4/2024(b) 205,000 227,868
4.58%, 12/10/2025 350,000 390,786
4.65%, 3/24/2026 500,000 559,869
(ICE LIBOR USD 3
Month + 1.21%), 3.57%,
11/7/2028(c) 1,000,000 1,079,827
Mitsubishi UFJ Financial
Group, Inc. ,
2.62%, 7/18/2022 500,000 513,803
3.46%, 3/2/2023 750,000 790,816
3.85%, 3/1/2026 750,000 827,882
3.74%, 3/7/2029 1,000,000 1,085,883
3.20%, 7/18/2029 500,000 525,153
Mizuho Financial Group, Inc. ,
(ICE LIBOR USD 3
Month + 0.99%), 1.24%,
7/10/2024(c) 200,000 202,104
(ICE LIBOR USD 3
Month + 1.10%), 2.55%,
9/13/2025(c) 455,000 475,904
3.17%, 9/11/2027(b) 750,000 808,044
(ICE LIBOR USD 3
Month + 1.51%), 2.20%,
7/10/2031(c) 400,000 386,171
MUFG Americas Holdings
Corp. ,
3.00%, 2/10/2025 400,000 424,558
National Australia Bank Ltd. ,
2.50%, 7/12/2026 750,000 787,541
Natwest Group plc ,
3.88%, 9/12/2023 365,000 391,418
4.80%, 4/5/2026 500,000 567,062
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.55%),
3.07%, 5/22/2028(c) 200,000 208,108
(ICE LIBOR USD 3
Month + 1.75%), 4.89%,
5/18/2029(c) 250,000 284,810
(ICE LIBOR USD 3
Month + 1.91%), 5.08%,
1/27/2030(c) 500,000 578,717
Oesterreichische Kontrollbank
AG ,
1.63%, 9/17/2022 1,000,000 1,020,354
1.50%, 2/12/2025 1,000,000 1,029,603
PNC Bank NA ,
2.95%, 1/30/2023 250,000 260,606
3.80%, 7/25/2023(b) 500,000 536,169
2.95%, 2/23/2025 500,000 534,206
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
PNC Financial Services
Group, Inc. (The) ,
2.55%, 1/22/2030 500,000 507,361
Regions Financial Corp. ,
2.25%, 5/18/2025(b) 400,000 415,060
Royal Bank of Canada ,
1.95%, 1/17/2023 170,000 174,629
2.55%, 7/16/2024 350,000 369,118
2.25%, 11/1/2024(b) 500,000 524,105
Santander Holdings USA, Inc. ,
3.50%, 6/7/2024 500,000 534,613
3.24%, 10/5/2026 300,000 317,186
Santander UK Group Holdings
plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.25%),
1.53%, 8/21/2026(c) 500,000 495,830
Santander UK plc ,
4.00%, 3/13/2024 500,000 545,594
Sumitomo Mitsui Financial
Group, Inc. ,
2.78%, 7/12/2022 1,000,000 1,029,568
2.45%, 9/27/2024 500,000 523,827
2.63%, 7/14/2026 750,000 786,473
3.35%, 10/18/2027 500,000 541,226
3.20%, 9/17/2029 500,000 515,412
Toronto-Dominion Bank (The) ,
1.90%, 12/1/2022 500,000 513,093
0.55%, 3/4/2024 250,000 249,667
3.25%, 3/11/2024(b) 500,000 537,806
0.75%, 1/6/2026(b) 200,000 195,399
Truist Bank ,
2.15%, 12/6/2024 400,000 418,727
3.63%, 9/16/2025 250,000 272,823
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.15%),
2.64%, 9/17/2029(b)(c) 250,000 261,883
Truist Financial Corp. ,
3.05%, 6/20/2022 500,000 515,549
2.85%, 10/26/2024 250,000 266,991
4.00%, 5/1/2025(b) 1,000,000 1,105,232
1.13%, 8/3/2027 300,000 287,850
US Bancorp ,
3.90%, 4/26/2028 500,000 560,641
US Bank NA ,
2.80%, 1/27/2025 1,000,000 1,065,023
Wells Fargo & Co. ,
3.75%, 1/24/2024 2,000,000 2,162,731
(SOFR + 1.60%), 1.65%,
6/2/2024(c) 600,000 612,926
3.00%, 2/19/2025 825,000 877,822
3.00%, 4/22/2026 500,000 534,306
5.38%, 11/2/2043 250,000 312,720
5.61%, 1/15/2044 388,000 499,106
4.65%, 11/4/2044 500,000 575,842
4.90%, 11/17/2045 500,000 600,103
4.40%, 6/14/2046 350,000 389,918
4.75%, 12/7/2046 200,000 236,058

6 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Wells Fargo & Co.,
(ICE LIBOR USD 3 Month +
4.24%), 5.01%, 4/4/2051(c) 500,000 641,221
Wells Fargo Bank NA ,
3.55%, 8/14/2023 1,000,000 1,070,536
Westpac Banking Corp. ,
2.00%, 1/13/2023 30,000 30,880
3.40%, 1/25/2028(b) 500,000 546,081
2.65%, 1/16/2030(b) 120,000 124,832
(USD ICE Swap Rate 5
Year + 2.24%), 4.32%,
11/23/2031(c) 300,000 331,374
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.00%),
4.11%, 7/24/2034(b)(c) 500,000 533,905
Zions Bancorp NA ,
3.25%, 10/29/2029 250,000 252,897
104,532,044
Beverages 0.7%
Anheuser-Busch Cos. LLC ,
3.65%, 2/1/2026 750,000 824,617
4.90%, 2/1/2046 770,000 919,799
Anheuser-Busch InBev
Finance, Inc. ,
4.63%, 2/1/2044 150,000 171,083
Anheuser-Busch InBev
Worldwide, Inc. ,
4.15%, 1/23/2025 500,000 555,652
4.00%, 4/13/2028 250,000 278,618
4.75%, 1/23/2029 400,000 467,419
4.60%, 4/15/2048 500,000 572,390
4.44%, 10/6/2048 581,000 652,557
5.55%, 1/23/2049 1,000,000 1,290,410
4.50%, 6/1/2050 500,000 567,309
5.80%, 1/23/2059 200,000 271,242
Coca-Cola Co. (The) ,
1.75%, 9/6/2024(b) 500,000 520,365
2.90%, 5/25/2027 500,000 538,750
3.45%, 3/25/2030(b) 400,000 440,638
2.00%, 3/5/2031 95,000 92,854
2.60%, 6/1/2050 400,000 362,177
3.00%, 3/5/2051 90,000 88,445
Constellation Brands, Inc. ,
3.50%, 5/9/2027 500,000 545,410
3.60%, 2/15/2028 400,000 435,006
2.88%, 5/1/2030 500,000 510,887
Diageo Capital plc ,
2.63%, 4/29/2023 500,000 520,896
2.38%, 10/24/2029 210,000 211,422
Diageo Investment Corp. ,
7.45%, 4/15/2035 250,000 381,638
Fomento Economico
Mexicano SAB de CV ,
3.50%, 1/16/2050(b) 200,000 199,216
Keurig Dr Pepper, Inc. ,
4.60%, 5/25/2028 750,000 866,332
5.09%, 5/25/2048 250,000 313,135
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages
Molson Coors Beverage Co. ,
3.00%, 7/15/2026(b) 190,000 202,308
5.00%, 5/1/2042 250,000 288,323
PepsiCo, Inc. ,
0.75%, 5/1/2023 65,000 65,626
0.40%, 10/7/2023 35,000 35,118
2.25%, 3/19/2025 300,000 315,919
2.75%, 3/19/2030 700,000 728,905
1.63%, 5/1/2030(b) 130,000 124,277
1.40%, 2/25/2031(b) 200,000 186,346
4.45%, 4/14/2046 500,000 605,280
3.63%, 3/19/2050 600,000 661,811
15,812,180
Biotechnology 0.6%
AbbVie, Inc. ,
3.25%, 10/1/2022 200,000 206,865
2.30%, 11/21/2022 200,000 205,799
3.85%, 6/15/2024 325,000 353,806
2.60%, 11/21/2024 400,000 422,319
3.80%, 3/15/2025 250,000 273,135
3.60%, 5/14/2025 500,000 544,713
3.20%, 5/14/2026 1,020,000 1,101,922
4.55%, 3/15/2035 195,000 226,450
4.50%, 5/14/2035 500,000 587,091
4.30%, 5/14/2036 250,000 288,200
4.05%, 11/21/2039 580,000 649,372
4.40%, 11/6/2042 625,000 726,433
4.75%, 3/15/2045 168,000 200,463
4.25%, 11/21/2049 675,000 763,787
Amgen, Inc. ,
2.45%, 2/21/2030 400,000 402,771
2.30%, 2/25/2031 500,000 492,950
4.40%, 5/1/2045 200,000 231,549
4.56%, 6/15/2048 524,000 624,155
4.66%, 6/15/2051 618,000 749,462
Baxalta, Inc. ,
4.00%, 6/23/2025 60,000 66,506
Biogen, Inc. ,
2.25%, 5/1/2030 200,000 194,022
3.15%, 5/1/2050 230,000 211,223
3.25%, 2/15/2051(e) 280,000 261,236
Gilead Sciences, Inc. ,
0.75%, 9/29/2023 50,000 50,058
3.70%, 4/1/2024 1,000,000 1,077,064
3.50%, 2/1/2025 240,000 260,694
3.65%, 3/1/2026 145,000 159,295
1.20%, 10/1/2027 60,000 57,524
1.65%, 10/1/2030(b) 215,000 201,783
2.60%, 10/1/2040 100,000 91,892
4.50%, 2/1/2045 500,000 580,729
4.75%, 3/1/2046 500,000 604,356
2.80%, 10/1/2050 95,000 84,434
12,952,058
Building Products 0.1%
Allegion plc ,
3.50%, 10/1/2029 250,000 262,518
Carrier Global Corp. ,
2.24%, 2/15/2025 120,000 124,254

NVIT Bond Index Fund - March 31, 2021 (Unaudited) - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
Building Products
Carrier Global Corp.,
2.49%, 2/15/2027 135,000 139,414
2.72%, 2/15/2030 200,000 201,819
3.58%, 4/5/2050 500,000 490,998
Fortune Brands Home &
Security, Inc. ,
3.25%, 9/15/2029 250,000 260,426
Johnson Controls International
plc ,
3.90%, 2/14/2026 183,000 202,331
1.75%, 9/15/2030 100,000 93,788
4.63%, 7/2/2044 350,000 410,391
Masco Corp. ,
2.00%, 2/15/2031 250,000 237,084
3.13%, 2/15/2051(b) 60,000 56,345
Owens Corning ,
4.30%, 7/15/2047 200,000 216,458
2,695,826
Capital Markets 1.6%
Bank of New York Mellon
Corp. (The) ,
3.25%, 9/11/2024 750,000 814,409
2.10%, 10/24/2024 250,000 263,123
Series G, 3.00%, 2/24/2025 205,000 219,697
3.00%, 10/30/2028 500,000 530,822
Brookfield Finance LLC ,
3.45%, 4/15/2050(b) 200,000 189,311
Brookfield Finance, Inc. ,
4.25%, 6/2/2026 500,000 563,179
4.85%, 3/29/2029 300,000 346,676
Cboe Global Markets, Inc. ,
1.63%, 12/15/2030(b) 300,000 279,389
Charles Schwab Corp. (The) ,
0.90%, 3/11/2026 170,000 167,799
4.00%, 2/1/2029(b) 500,000 564,607
1.65%, 3/11/2031 200,000 186,815
CME Group, Inc. ,
3.00%, 3/15/2025 500,000 534,592
Credit Suisse AG ,
1.00%, 5/5/2023 1,250,000 1,256,810
3.63%, 9/9/2024 250,000 270,924
2.95%, 4/9/2025 400,000 424,017
Credit Suisse Group AG ,
3.75%, 3/26/2025 390,000 420,223
4.55%, 4/17/2026 500,000 559,381
Credit Suisse USA, Inc. ,
7.13%, 7/15/2032 55,000 77,301
Deutsche Bank AG ,
3.95%, 2/27/2023 750,000 792,119
3.70%, 5/30/2024 470,000 502,011
(SOFR + 2.16%), 2.22%,
9/18/2024(c) 275,000 282,279
(SOFR + 2.58%), 3.96%,
11/26/2025(c) 200,000 216,556
(SOFR + 1.87%), 2.13%,
11/24/2026(c) 155,000 155,390
(SOFR + 3.04%), 3.55%,
9/18/2031(c) 150,000 154,888
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Franklin Resources, Inc. ,
2.80%, 9/15/2022(b) 500,000 517,266
Goldman Sachs Group, Inc.
(The) ,
3.63%, 1/22/2023 750,000 790,813
3.20%, 2/23/2023 500,000 523,219
(ICE LIBOR USD 3 Month +
1.05%), 2.91%, 6/5/2023(c) 1,000,000 1,026,822
3.85%, 7/8/2024 385,000 418,438
3.50%, 4/1/2025 670,000 725,886
3.75%, 5/22/2025 500,000 545,822
(SOFR + 0.80%), 1.43%,
3/9/2027(c) 250,000 247,762
3.80%, 3/15/2030 500,000 550,710
6.45%, 5/1/2036 400,000 543,452
6.75%, 10/1/2037 150,000 212,043
(ICE LIBOR USD 3
Month + 1.37%), 4.02%,
10/31/2038(c) 500,000 554,455
(ICE LIBOR USD 3
Month + 1.43%), 4.41%,
4/23/2039(c) 500,000 582,761
6.25%, 2/1/2041 350,000 495,439
4.80%, 7/8/2044 500,000 614,237
Intercontinental Exchange,
Inc. ,
4.00%, 10/15/2023 500,000 541,439
3.75%, 12/1/2025 160,000 175,771
2.10%, 6/15/2030 165,000 158,375
1.85%, 9/15/2032 500,000 457,998
4.25%, 9/21/2048 250,000 278,585
3.00%, 6/15/2050(b) 75,000 68,851
Jefferies Group LLC ,
5.13%, 1/20/2023 250,000 269,606
4.85%, 1/15/2027 500,000 575,202
Legg Mason, Inc. ,
4.75%, 3/15/2026 500,000 574,378
Moody's Corp. ,
4.50%, 9/1/2022 150,000 157,117
3.25%, 5/20/2050 35,000 33,973
Morgan Stanley ,
4.88%, 11/1/2022 500,000 533,081
4.10%, 5/22/2023 650,000 695,064
(SOFR + 0.47%), 0.56%,
11/10/2023(b)(c) 300,000 300,096
(SOFR + 0.46%), 0.53%,
1/25/2024(c) 400,000 399,271
Series F, 3.88%, 4/29/2024 625,000 682,748
(SOFR + 1.99%), 2.19%,
4/28/2026(c) 640,000 661,269
3.13%, 7/27/2026 500,000 538,140
4.35%, 9/8/2026 500,000 564,928
3.63%, 1/20/2027 750,000 822,938
3.95%, 4/23/2027 500,000 553,288
(ICE LIBOR USD 3
Month + 1.34%), 3.59%,
7/22/2028(c) 500,000 545,093

8 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Morgan Stanley,
(ICE LIBOR USD 3
Month + 1.14%), 3.77%,
1/24/2029(c) 1,000,000 1,093,740
(ICE LIBOR USD 3
Month + 1.63%), 4.43%,
1/23/2030(c) 1,000,000 1,145,010
(SOFR + 3.12%), 3.62%,
4/1/2031(c) 820,000 890,310
7.25%, 4/1/2032 324,000 455,382
(SOFR + 1.02%), 1.93%,
4/28/2032(c) 500,000 472,353
4.30%, 1/27/2045 300,000 351,474
(SOFR + 4.84%), 5.60%,
3/24/2051(c) 100,000 139,270
(SOFR + 1.43%), 2.80%,
1/25/2052(c) 205,000 188,696
Nasdaq, Inc. ,
1.65%, 1/15/2031 400,000 365,969
Nomura Holdings, Inc. ,
3.10%, 1/16/2030(b) 500,000 507,749
Raymond James Financial,
Inc. ,
4.95%, 7/15/2046 250,000 306,425
S&P Global, Inc. ,
2.50%, 12/1/2029 80,000 81,945
1.25%, 8/15/2030 110,000 100,711
3.25%, 12/1/2049 65,000 66,534
2.30%, 8/15/2060 40,000 32,500
State Street Corp. ,
3.70%, 11/20/2023(b) 500,000 542,986
3.30%, 12/16/2024(b) 310,000 338,033
2.40%, 1/24/2030(b) 200,000 203,475
34,991,216
Chemicals 0.4%
Air Products and Chemicals,
Inc. ,
1.50%, 10/15/2025 25,000 25,363
1.85%, 5/15/2027(b) 105,000 106,205
2.05%, 5/15/2030 145,000 142,718
2.70%, 5/15/2040 65,000 62,173
2.80%, 5/15/2050 40,000 37,010
Dow Chemical Co. (The) ,
3.50%, 10/1/2024 500,000 539,405
9.40%, 5/15/2039 260,000 439,684
4.80%, 5/15/2049 350,000 418,460
DuPont de Nemours, Inc. ,
2.17%, 5/1/2023(b) 500,000 502,111
5.42%, 11/15/2048(b) 300,000 386,718
Eastman Chemical Co. ,
3.60%, 8/15/2022 100,000 103,443
4.65%, 10/15/2044 200,000 231,729
Ecolab, Inc. ,
3.25%, 1/14/2023 500,000 521,578
1.30%, 1/30/2031(b) 200,000 183,728
2.13%, 8/15/2050(b) 200,000 162,555
FMC Corp. ,
3.45%, 10/1/2029 60,000 63,163
4.50%, 10/1/2049 85,000 95,293
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
Linde, Inc. ,
3.20%, 1/30/2026(b) 250,000 272,123
Lubrizol Corp. (The) ,
6.50%, 10/1/2034 147,000 206,635
LYB International Finance III
LLC ,
3.38%, 5/1/2030 500,000 530,215
2.25%, 10/1/2030(b) 135,000 130,151
4.20%, 5/1/2050 300,000 322,510
LyondellBasell Industries NV ,
4.63%, 2/26/2055(b) 250,000 277,971
Mosaic Co. (The) ,
4.25%, 11/15/2023 250,000 270,008
4.05%, 11/15/2027(b) 250,000 277,509
Nutrien Ltd. ,
3.15%, 10/1/2022 50,000 51,606
3.00%, 4/1/2025 150,000 159,120
5.88%, 12/1/2036(b) 125,000 163,504
5.25%, 1/15/2045 350,000 432,796
PPG Industries, Inc. ,
1.20%, 3/15/2026 110,000 107,806
2.80%, 8/15/2029(b) 500,000 519,717
RPM International, Inc. ,
3.45%, 11/15/2022 350,000 362,298
Sherwin-Williams Co. (The) ,
3.95%, 1/15/2026 1,000,000 1,112,000
2.95%, 8/15/2029 200,000 208,283
4.50%, 6/1/2047(b) 300,000 350,466
Westlake Chemical Corp. ,
4.38%, 11/15/2047 200,000 216,970
9,993,024
Commercial Services & Supplies 0.1%
Ford Foundation (The) ,
Series 2020, 2.42%,
6/1/2050 25,000 22,549
Republic Services, Inc. ,
3.20%, 3/15/2025 500,000 535,877
1.45%, 2/15/2031 165,000 150,845
Waste Management, Inc. ,
3.50%, 5/15/2024 500,000 539,947
3.90%, 3/1/2035 130,000 147,481
4.15%, 7/15/2049 250,000 286,100
1,682,799
Communications Equipment 0.1%
Cisco Systems, Inc. ,
3.50%, 6/15/2025(b) 400,000 443,034
5.90%, 2/15/2039 500,000 706,934
Motorola Solutions, Inc. ,
4.00%, 9/1/2024 500,000 547,618
2.30%, 11/15/2030 300,000 283,736
1,981,322
Construction Materials 0.0%
†
Martin Marietta Materials, Inc. ,
Series CB, 2.50%,
3/15/2030 500,000 497,294

NVIT Bond Index Fund - March 31, 2021 (Unaudited) - Statement of Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
Construction Materials
Vulcan Materials Co. ,
4.50%, 6/15/2047 250,000 282,915
780,209
Consumer Finance 0.7%
AerCap Ireland Capital DAC ,
3.88%, 1/23/2028(b) 500,000 523,916
Ally Financial, Inc. ,
4.63%, 5/19/2022 100,000 104,427
3.88%, 5/21/2024 600,000 648,154
4.63%, 3/30/2025 100,000 111,234
8.00%, 11/1/2031 150,000 208,901
American Express Co. ,
2.75%, 5/20/2022 1,000,000 1,024,909
2.50%, 7/30/2024 400,000 422,240
3.00%, 10/30/2024 500,000 536,450
3.63%, 12/5/2024 500,000 545,222
American Honda Finance
Corp. ,
1.95%, 5/20/2022 100,000 101,848
2.60%, 11/16/2022 500,000 517,388
1.95%, 5/10/2023 175,000 180,112
2.15%, 9/10/2024(b) 500,000 521,193
2.35%, 1/8/2027 100,000 103,287
Capital One Financial Corp. ,
3.20%, 1/30/2023(b) 1,000,000 1,046,880
3.75%, 4/24/2024 700,000 757,110
3.75%, 7/28/2026 250,000 271,617
3.65%, 5/11/2027 300,000 328,087
Caterpillar Financial Services
Corp. ,
3.30%, 6/9/2024(b) 250,000 270,055
2.15%, 11/8/2024 500,000 523,262
3.25%, 12/1/2024(b) 500,000 541,727
Discover Financial Services ,
4.10%, 2/9/2027 250,000 277,452
General Motors Financial Co.,
Inc. ,
5.20%, 3/20/2023 500,000 542,245
5.25%, 3/1/2026 1,055,000 1,208,587
3.60%, 6/21/2030 200,000 210,965
John Deere Capital Corp. ,
2.80%, 3/6/2023(b) 500,000 523,528
0.45%, 1/17/2024(b) 250,000 249,892
0.70%, 1/15/2026(b) 200,000 196,091
2.25%, 9/14/2026 250,000 261,828
1.50%, 3/6/2028 250,000 243,452
1.45%, 1/15/2031(b) 200,000 186,302
Synchrony Financial ,
4.25%, 8/15/2024 350,000 380,733
4.50%, 7/23/2025 375,000 415,831
Toyota Motor Credit Corp. ,
2.90%, 3/30/2023 1,000,000 1,049,125
1.80%, 2/13/2025 500,000 513,708
3.20%, 1/11/2027 200,000 217,218
2.15%, 2/13/2030(b) 500,000 496,588
16,261,564
Corporate Bonds
Principal
Amount ($) Value ($)
Containers & Packaging 0.1%
Amcor Flexibles North
America, Inc. ,
2.63%, 6/19/2030 50,000 49,871
International Paper Co. ,
3.80%, 1/15/2026 500,000 552,314
6.00%, 11/15/2041 550,000 746,037
Packaging Corp. of America ,
4.50%, 11/1/2023 250,000 272,280
3.00%, 12/15/2029 50,000 52,135
4.05%, 12/15/2049 100,000 111,234
WRKCo, Inc. ,
4.90%, 3/15/2029 250,000 291,896
2,075,767
Diversified Consumer Services 0.1%
American University (The) ,
Series 2019, 3.67%,
4/1/2049 35,000 38,192
Duke University ,
Series 2020, 2.83%,
10/1/2055 110,000 106,534
George Washington University
(The) ,
Series 2018, 4.13%,
9/15/2048 73,000 85,184
Georgetown University (The) ,
Series 20A, 2.94%,
4/1/2050 35,000 32,342
Leland Stanford Junior
University (The) ,
2.41%, 6/1/2050 150,000 136,745
Massachusetts Institute of
Technology ,
5.60%, 7/1/2111 100,000 152,768
4.68%, 7/1/2114 75,000 96,623
Northwestern University ,
Series 2020, 2.64%,
12/1/2050(b) 28,000 26,605
President and Fellows of
Harvard College ,
3.15%, 7/15/2046 75,000 79,131
3.30%, 7/15/2056 200,000 217,506
Trustees of Boston University ,
Series CC, 4.06%,
10/1/2048 16,000 18,728
Trustees of Princeton
University (The) ,
Series 2020, 2.52%,
7/1/2050(b) 84,000 78,525
Trustees of the University of
Pennsylvania (The) ,
Series 2020, 2.40%,
10/1/2050 48,000 43,084
Yale University ,
Series 2020, 2.40%,
4/15/2050 61,000 55,947
1,167,914

10 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Financial Services 0.4%
Berkshire Hathaway, Inc. ,
4.50%, 2/11/2043 250,000 299,721
Block Financial LLC ,
5.50%, 11/1/2022 250,000 262,370
Equitable Holdings, Inc. ,
7.00%, 4/1/2028 133,000 169,591
4.35%, 4/20/2028 650,000 727,815
GE Capital International
Funding Co. Unlimited Co. ,
4.42%, 11/15/2035 1,283,000 1,468,727
Jefferies Financial Group, Inc. ,
5.50%, 10/18/2023 250,000 271,459
National Rural Utilities
Cooperative Finance Corp. ,
3.70%, 3/15/2029 500,000 547,437
2.40%, 3/15/2030(b) 185,000 183,371
8.00%, 3/1/2032 159,000 234,465
Shell International Finance
BV ,
3.40%, 8/12/2023(b) 1,000,000 1,072,017
2.88%, 5/10/2026(b) 500,000 533,361
2.38%, 11/7/2029(b) 250,000 252,288
4.13%, 5/11/2035 500,000 568,800
6.38%, 12/15/2038 250,000 358,243
4.55%, 8/12/2043 500,000 594,656
3.75%, 9/12/2046 500,000 533,417
Voya Financial, Inc. ,
3.65%, 6/15/2026 250,000 276,710
8,354,448
Diversified Telecommunication Services 1.0%
AT&T, Inc. ,
4.45%, 4/1/2024 500,000 548,427
3.95%, 1/15/2025(b) 500,000 550,633
1.65%, 2/1/2028 200,000 193,754
4.35%, 3/1/2029 1,000,000 1,131,179
4.30%, 2/15/2030 500,000 562,886
2.25%, 2/1/2032(b) 300,000 285,341
2.55%, 12/1/2033(b)(e) 860,000 816,476
4.50%, 5/15/2035 310,000 349,638
4.85%, 3/1/2039 500,000 580,467
3.10%, 2/1/2043(b) 100,000 93,306
4.65%, 6/1/2044 250,000 281,596
3.65%, 6/1/2051(b) 300,000 290,158
3.30%, 2/1/2052(b) 100,000 90,065
3.50%, 9/15/2053(b)(e) 1,740,000 1,607,996
3.55%, 9/15/2055(e) 975,000 892,229
3.80%, 12/1/2057(e) 1,114,000 1,059,845
3.65%, 9/15/2059(e) 429,000 392,135
British Telecommunications
plc ,
9.62%, 12/15/2030(f) 250,000 385,148
Deutsche Telekom
International Finance BV ,
8.75%, 6/15/2030(f) 369,000 547,268
Orange SA ,
9.00%, 3/1/2031(f) 407,000 629,103
5.38%, 1/13/2042 250,000 323,776
Telefonica Emisiones SA ,
4.57%, 4/27/2023(b) 700,000 754,525
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
Telefonica Emisiones SA,
5.21%, 3/8/2047 250,000 292,320
5.52%, 3/1/2049 500,000 610,899
TELUS Corp. ,
2.80%, 2/16/2027 500,000 531,718
4.30%, 6/15/2049 250,000 278,799
Verizon Communications, Inc. ,
0.75%, 3/22/2024 105,000 105,115
3.38%, 2/15/2025 996,000 1,080,329
0.85%, 11/20/2025(b) 500,000 489,312
1.45%, 3/20/2026(b) 105,000 105,008
2.10%, 3/22/2028 125,000 125,524
4.33%, 9/21/2028 783,000 896,432
3.88%, 2/8/2029 110,000 122,369
1.75%, 1/20/2031 900,000 838,111
2.55%, 3/21/2031 215,000 214,805
4.81%, 3/15/2039(b) 385,000 460,757
3.40%, 3/22/2041 230,000 233,493
4.52%, 9/15/2048 750,000 869,911
2.88%, 11/20/2050 1,000,000 888,782
3.55%, 3/22/2051 120,000 119,832
2.99%, 10/30/2056(e) 1,170,000 1,032,809
3.00%, 11/20/2060 500,000 434,086
22,096,362
Electric Utilities 1.5%
Alabama Power Co. ,
4.15%, 8/15/2044 350,000 388,143
Arizona Public Service Co. ,
2.60%, 8/15/2029 500,000 512,120
3.50%, 12/1/2049 200,000 203,893
Baltimore Gas and Electric
Co. ,
3.20%, 9/15/2049 115,000 111,667
2.90%, 6/15/2050 60,000 55,479
CenterPoint Energy Houston
Electric LLC ,
4.50%, 4/1/2044 500,000 601,783
Series AD, 2.90%, 7/1/2050 60,000 56,141
Cleveland Electric Illuminating
Co. (The) ,
5.50%, 8/15/2024 400,000 455,916
Commonwealth Edison Co. ,
4.35%, 11/15/2045 200,000 231,634
3.65%, 6/15/2046 250,000 266,527
4.00%, 3/1/2048 500,000 559,056
Series 127, 3.20%,
11/15/2049 155,000 151,728
Dominion Energy South
Carolina, Inc. ,
6.05%, 1/15/2038(b) 150,000 204,183
5.10%, 6/1/2065 100,000 132,568
DTE Electric Co. ,
4.30%, 7/1/2044 500,000 573,997
Duke Energy Carolinas LLC ,
2.95%, 12/1/2026 500,000 538,382
2.45%, 2/1/2030 100,000 100,655
3.70%, 12/1/2047 500,000 531,135
3.20%, 8/15/2049 50,000 49,033

NVIT Bond Index Fund - March 31, 2021 (Unaudited) - Statement of Investments - 11
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Duke Energy Corp. ,
3.05%, 8/15/2022 350,000 360,025
0.90%, 9/15/2025 50,000 48,915
2.45%, 6/1/2030(b) 420,000 414,440
Duke Energy Florida LLC ,
3.20%, 1/15/2027 250,000 270,269
2.50%, 12/1/2029 70,000 71,385
3.40%, 10/1/2046 500,000 508,684
Duke Energy Ohio, Inc. ,
2.13%, 6/1/2030 155,000 150,782
Duke Energy Progress LLC ,
4.15%, 12/1/2044 500,000 565,531
4.20%, 8/15/2045 500,000 565,326
Edison International ,
3.55%, 11/15/2024 175,000 188,036
4.13%, 3/15/2028 500,000 536,521
Emera US Finance LP ,
4.75%, 6/15/2046 200,000 222,948
Entergy Corp. ,
4.00%, 7/15/2022 400,000 415,434
2.80%, 6/15/2030 80,000 80,556
3.75%, 6/15/2050 35,000 35,127
Entergy Texas, Inc. ,
4.00%, 3/30/2029 750,000 831,821
1.75%, 3/15/2031 400,000 371,357
3.55%, 9/30/2049 200,000 198,688
Evergy Kansas Central, Inc. ,
4.10%, 4/1/2043 200,000 221,975
Evergy, Inc. ,
2.90%, 9/15/2029 250,000 254,784
Eversource Energy ,
Series H, 3.15%, 1/15/2025 245,000 261,181
Series Q, 0.80%, 8/15/2025 100,000 97,476
Series O, 4.25%, 4/1/2029 400,000 454,176
Series R, 1.65%, 8/15/2030 100,000 92,744
3.45%, 1/15/2050 100,000 99,340
Exelon Corp. ,
5.63%, 6/15/2035 400,000 503,401
Florida Power & Light Co. ,
2.85%, 4/1/2025(b) 60,000 64,039
3.13%, 12/1/2025 500,000 539,551
5.65%, 2/1/2037 450,000 591,042
3.95%, 3/1/2048 500,000 570,311
Georgia Power Co. ,
Series A, 2.20%, 9/15/2024 1,000,000 1,043,273
4.30%, 3/15/2042 500,000 557,038
Iberdrola International BV ,
5.81%, 3/15/2025(b) 118,000 137,010
Indiana Michigan Power Co. ,
Series K, 4.55%, 3/15/2046 350,000 410,005
Interstate Power and Light
Co. ,
3.60%, 4/1/2029 623,000 679,513
Louisville Gas and Electric
Co. ,
4.25%, 4/1/2049 250,000 284,602
MidAmerican Energy Co. ,
5.80%, 10/15/2036 550,000 731,375
4.80%, 9/15/2043 500,000 610,243
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Nevada Power Co. ,
Series DD, 2.40%, 5/1/2030 100,000 99,657
Series EE, 3.13%, 8/1/2050 100,000 95,999
NextEra Energy Capital
Holdings, Inc. ,
2.75%, 11/1/2029 245,000 251,070
Northern States Power Co. ,
2.15%, 8/15/2022 250,000 253,225
4.00%, 8/15/2045 165,000 185,351
NSTAR Electric Co. ,
2.38%, 10/15/2022 500,000 512,495
3.95%, 4/1/2030 500,000 561,855
Oncor Electric Delivery Co.
LLC ,
4.55%, 12/1/2041 150,000 176,826
5.30%, 6/1/2042 150,000 193,459
3.10%, 9/15/2049 250,000 242,704
Pacific Gas and Electric Co. ,
4.25%, 8/1/2023 500,000 533,386
3.75%, 7/1/2028(b) 800,000 847,481
4.55%, 7/1/2030 500,000 542,300
2.50%, 2/1/2031 150,000 141,525
4.50%, 7/1/2040(b) 500,000 507,267
4.95%, 7/1/2050 500,000 513,847
PacifiCorp ,
5.25%, 6/15/2035 177,000 224,010
PECO Energy Co. ,
3.70%, 9/15/2047 250,000 267,913
Potomac Electric Power Co. ,
4.15%, 3/15/2043 200,000 225,909
PPL Capital Funding, Inc. ,
4.13%, 4/15/2030 500,000 561,967
5.00%, 3/15/2044 250,000 297,972
Progress Energy, Inc. ,
7.75%, 3/1/2031 236,000 330,058
Public Service Co. of
Colorado ,
Series 35, 1.90%,
1/15/2031(b) 200,000 192,710
4.30%, 3/15/2044 250,000 288,277
Series 34, 3.20%, 3/1/2050 200,000 200,421
Series 36, 2.70%,
1/15/2051(b) 200,000 180,941
Public Service Electric and
Gas Co. ,
3.95%, 5/1/2042 400,000 445,254
3.20%, 8/1/2049 250,000 248,893
Southern California Edison
Co. ,
Series C, 3.50%, 10/1/2023 500,000 531,062
6.00%, 1/15/2034 177,000 231,507
4.00%, 4/1/2047 200,000 206,023
Series B, 4.88%, 3/1/2049 500,000 580,414
Southern Co. (The) ,
3.25%, 7/1/2026 295,000 315,761
4.40%, 7/1/2046(b) 200,000 222,717
Southwestern Electric Power
Co. ,
Series L, 3.85%, 2/1/2048 750,000 764,365

12 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Tampa Electric Co. ,
3.63%, 6/15/2050 40,000 41,166
Union Electric Co. ,
3.65%, 4/15/2045 250,000 263,130
3.25%, 10/1/2049 250,000 248,575
Virginia Electric and Power
Co. ,
3.45%, 9/1/2022 500,000 517,252
Series B, 4.20%, 5/15/2045 200,000 226,865
Wisconsin Electric Power Co. ,
5.63%, 5/15/2033(b) 59,000 74,208
Xcel Energy, Inc. ,
3.30%, 6/1/2025(b) 500,000 536,426
6.50%, 7/1/2036 177,000 250,343
33,895,550
Electrical Equipment 0.1%
Eaton Corp. ,
2.75%, 11/2/2022 750,000 778,138
3.10%, 9/15/2027 500,000 538,701
1,316,839
Electronic Equipment, Instruments & Components 0.1%
Amphenol Corp. ,
2.80%, 2/15/2030 250,000 256,316
Arrow Electronics, Inc. ,
4.50%, 3/1/2023 250,000 265,362
Corning, Inc. ,
4.38%, 11/15/2057 500,000 546,081
Jabil, Inc. ,
3.00%, 1/15/2031 270,000 268,028
Keysight Technologies, Inc. ,
3.00%, 10/30/2029 75,000 77,866
1,413,653
Energy Equipment & Services 0.1%
Baker Hughes a GE Co. LLC ,
3.34%, 12/15/2027 285,000 305,163
3.14%, 11/7/2029 85,000 88,937
Baker Hughes Holdings LLC ,
5.13%, 9/15/2040 200,000 243,714
Halliburton Co. ,
3.80%, 11/15/2025(b) 133,000 146,267
6.70%, 9/15/2038 300,000 390,863
5.00%, 11/15/2045 300,000 334,456
1,509,400
Entertainment 0.2%
Activision Blizzard, Inc. ,
1.35%, 9/15/2030 25,000 22,585
2.50%, 9/15/2050 200,000 167,836
NBCUniversal Media LLC ,
5.95%, 4/1/2041 200,000 280,991
TWDC Enterprises 18 Corp. ,
3.15%, 9/17/2025 325,000 351,452
3.00%, 2/13/2026 150,000 161,389
3.00%, 7/30/2046(b) 150,000 144,417
Walt Disney Co. (The) ,
3.35%, 3/24/2025(b) 300,000 324,730
1.75%, 1/13/2026 100,000 102,282
Corporate Bonds
Principal
Amount ($) Value ($)
Entertainment
Walt Disney Co. (The),
2.00%, 9/1/2029 300,000 296,284
2.65%, 1/13/2031 600,000 612,441
6.55%, 3/15/2033 300,000 415,398
6.20%, 12/15/2034 245,000 339,563
6.65%, 11/15/2037 150,000 219,678
3.50%, 5/13/2040 100,000 105,739
5.40%, 10/1/2043 500,000 664,710
4.70%, 3/23/2050 200,000 250,636
3.60%, 1/13/2051 500,000 532,007
4,992,138
Equity Real Estate Investment Trusts (REITs) 0.9%
Alexandria Real Estate
Equities, Inc. ,
4.85%, 4/15/2049 300,000 359,091
American Campus
Communities Operating
Partnership LP ,
2.85%, 2/1/2030 250,000 250,216
American Tower Corp. ,
3.50%, 1/31/2023 250,000 263,057
0.60%, 1/15/2024(b) 155,000 154,744
2.40%, 3/15/2025 125,000 130,408
1.50%, 1/31/2028(b) 300,000 286,111
3.95%, 3/15/2029 1,000,000 1,100,863
2.90%, 1/15/2030 110,000 111,821
1.88%, 10/15/2030 165,000 154,360
2.95%, 1/15/2051(b) 200,000 176,813
AvalonBay Communities, Inc. ,
3.45%, 6/1/2025(b) 695,000 756,195
3.30%, 6/1/2029 20,000 21,223
2.45%, 1/15/2031 210,000 209,264
Boston Properties LP ,
3.80%, 2/1/2024 250,000 269,120
2.75%, 10/1/2026(b) 750,000 790,348
2.90%, 3/15/2030 100,000 100,895
Brixmor Operating Partnership
LP ,
3.65%, 6/15/2024 500,000 537,999
CC Holdings GS V LLC ,
3.85%, 4/15/2023 250,000 266,184
Crown Castle International
Corp. ,
3.70%, 6/15/2026 60,000 65,636
3.65%, 9/1/2027 750,000 817,301
3.10%, 11/15/2029(b) 260,000 268,372
CubeSmart LP ,
2.00%, 2/15/2031 300,000 280,773
CyrusOne LP ,
2.90%, 11/15/2024 50,000 52,826
3.45%, 11/15/2029 50,000 51,401
Duke Realty LP ,
2.88%, 11/15/2029 125,000 128,279
1.75%, 7/1/2030(b) 65,000 60,512
Equinix, Inc. ,
2.63%, 11/18/2024 80,000 84,294
1.00%, 9/15/2025 300,000 294,582
1.55%, 3/15/2028(b) 100,000 95,556
3.20%, 11/18/2029(b) 105,000 109,163

NVIT Bond Index Fund - March 31, 2021 (Unaudited) - Statement of Investments - 13
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
Equinix, Inc.,
2.95%, 9/15/2051(b) 100,000 88,036
ERP Operating LP ,
3.00%, 4/15/2023 200,000 208,911
4.50%, 7/1/2044 350,000 412,237
Essex Portfolio LP ,
4.00%, 3/1/2029 100,000 110,666
3.00%, 1/15/2030 75,000 76,840
2.65%, 3/15/2032 35,000 34,437
Federal Realty Investment
Trust ,
3.50%, 6/1/2030(b) 200,000 209,556
GLP Capital LP ,
5.30%, 1/15/2029 500,000 560,475
Healthcare Trust of America
Holdings LP ,
3.10%, 2/15/2030 250,000 257,990
Healthpeak Properties, Inc. ,
3.50%, 7/15/2029 125,000 133,992
3.00%, 1/15/2030 180,000 185,676
Highwoods Realty LP ,
3.05%, 2/15/2030 250,000 252,449
Host Hotels & Resorts LP ,
Series D, 3.75%,
10/15/2023 525,000 555,586
Series E, 4.00%, 6/15/2025 375,000 398,345
Series H, 3.38%,
12/15/2029 100,000 99,227
Kilroy Realty LP ,
3.05%, 2/15/2030 100,000 100,714
Kimco Realty Corp. ,
3.13%, 6/1/2023(b) 500,000 523,985
4.45%, 9/1/2047 250,000 277,908
Mid-America Apartments LP ,
2.75%, 3/15/2030 50,000 50,479
National Retail Properties,
Inc. ,
2.50%, 4/15/2030 500,000 490,284
3.50%, 4/15/2051 40,000 39,280
Omega Healthcare Investors,
Inc. ,
4.50%, 4/1/2027 550,000 599,498
3.63%, 10/1/2029 100,000 102,108
Prologis LP ,
2.25%, 4/15/2030 160,000 158,205
1.25%, 10/15/2030 65,000 58,963
3.00%, 4/15/2050 65,000 62,305
2.13%, 10/15/2050 155,000 124,122
Realty Income Corp. ,
0.75%, 3/15/2026 70,000 67,453
3.25%, 1/15/2031 265,000 279,728
1.80%, 3/15/2033 55,000 50,506
Regency Centers LP ,
2.95%, 9/15/2029 50,000 50,858
3.70%, 6/15/2030 300,000 320,749
Sabra Health Care LP ,
3.90%, 10/15/2029 250,000 255,100
Simon Property Group LP ,
3.38%, 10/1/2024 500,000 537,624
2.45%, 9/13/2029 250,000 247,487
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
Simon Property Group LP,
4.25%, 11/30/2046(b) 500,000 538,391
SITE Centers Corp. ,
3.63%, 2/1/2025 500,000 522,127
Spirit Realty LP ,
3.40%, 1/15/2030 250,000 259,274
UDR, Inc. ,
3.00%, 8/15/2031 250,000 254,168
1.90%, 3/15/2033(b) 55,000 49,588
Ventas Realty LP ,
3.13%, 6/15/2023 500,000 522,818
4.00%, 3/1/2028 250,000 276,148
3.00%, 1/15/2030 100,000 101,974
VEREIT Operating
Partnership LP ,
2.85%, 12/15/2032 400,000 387,381
Welltower, Inc. ,
4.25%, 4/1/2026 500,000 561,713
3.10%, 1/15/2030 100,000 102,779
2.75%, 1/15/2031 500,000 497,303
Weyerhaeuser Co. ,
7.38%, 3/15/2032 500,000 702,205
WP Carey, Inc. ,
3.85%, 7/15/2029 120,000 129,046
21,134,101
Food & Staples Retailing 0.4%
Costco Wholesale Corp. ,
1.60%, 4/20/2030 500,000 478,857
Kroger Co. (The) ,
4.00%, 2/1/2024 500,000 543,332
1.70%, 1/15/2031(b) 290,000 270,829
7.50%, 4/1/2031 257,000 357,728
5.40%, 7/15/2040 200,000 252,413
5.40%, 1/15/2049 50,000 63,948
3.95%, 1/15/2050 100,000 108,055
Sysco Corp. ,
2.40%, 2/15/2030(b) 300,000 297,881
5.95%, 4/1/2030(b) 500,000 624,789
6.60%, 4/1/2050 300,000 433,311
Walgreens Boots Alliance,
Inc. ,
3.45%, 6/1/2026(b) 55,000 59,187
3.20%, 4/15/2030(b) 500,000 519,227
4.50%, 11/18/2034 400,000 445,036
4.80%, 11/18/2044 150,000 166,088
Walmart, Inc. ,
2.55%, 4/11/2023(b) 750,000 780,933
3.30%, 4/22/2024 725,000 780,422
2.65%, 12/15/2024(b) 500,000 535,165
3.05%, 7/8/2026 500,000 543,287
3.70%, 6/26/2028 200,000 224,938
7.55%, 2/15/2030 118,000 169,463
3.63%, 12/15/2047 500,000 549,764
4.05%, 6/29/2048 500,000 592,064
2.95%, 9/24/2049(b) 250,000 246,153
9,042,870

14 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products 0.3%
Archer-Daniels-Midland Co. ,
4.02%, 4/16/2043 172,000 195,698
Campbell Soup Co. ,
4.15%, 3/15/2028(b) 500,000 560,281
Conagra Brands, Inc. ,
7.00%, 10/1/2028 221,000 285,821
5.30%, 11/1/2038 250,000 308,417
General Mills, Inc. ,
4.20%, 4/17/2028 500,000 564,715
3.00%, 2/1/2051(e) 100,000 93,494
Hershey Co. (The) ,
2.45%, 11/15/2029 250,000 256,028
J M Smucker Co. (The) ,
4.25%, 3/15/2035 400,000 446,829
Kellogg Co. ,
3.25%, 4/1/2026 125,000 134,753
4.50%, 4/1/2046(b) 250,000 291,506
Mead Johnson Nutrition Co. ,
4.60%, 6/1/2044 250,000 305,393
Mondelez International, Inc. ,
1.50%, 5/4/2025(b) 60,000 60,654
3.63%, 2/13/2026(b) 300,000 329,827
2.75%, 4/13/2030 200,000 204,187
1.50%, 2/4/2031 70,000 64,019
2.63%, 9/4/2050 40,000 34,434
Tyson Foods, Inc. ,
3.95%, 8/15/2024 500,000 545,942
3.55%, 6/2/2027 500,000 545,920
4.55%, 6/2/2047 100,000 117,626
5.10%, 9/28/2048 250,000 316,553
Unilever Capital Corp. ,
2.00%, 7/28/2026(b) 500,000 517,033
1.38%, 9/14/2030(b) 165,000 154,858
5.90%, 11/15/2032 206,000 278,048
6,612,036
Gas Utilities 0.1%
Atmos Energy Corp. ,
3.00%, 6/15/2027(b) 500,000 533,470
3.38%, 9/15/2049(b) 160,000 159,037
Eastern Energy Gas Holdings
LLC ,
Series A, 2.50%, 11/15/2024 100,000 105,137
Series B, 3.00%,
11/15/2029(b) 200,000 207,465
Series C, 3.90%,
11/15/2049 100,000 102,060
National Fuel Gas Co. ,
3.75%, 3/1/2023(b) 250,000 261,554
ONE Gas, Inc. ,
4.66%, 2/1/2044 250,000 283,467
Washington Gas Light Co. ,
3.65%, 9/15/2049 100,000 105,533
1,757,723
Health Care Equipment & Supplies 0.3%
Abbott Laboratories ,
3.88%, 9/15/2025 90,000 99,822
3.75%, 11/30/2026(b) 498,000 558,986
1.15%, 1/30/2028 90,000 86,490
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Equipment & Supplies
Abbott Laboratories,
1.40%, 6/30/2030(b) 95,000 88,747
5.30%, 5/27/2040(b) 500,000 661,790
4.90%, 11/30/2046 250,000 325,594
Baxter International, Inc. ,
2.60%, 8/15/2026 460,000 488,588
Becton Dickinson and Co. ,
3.73%, 12/15/2024 570,000 622,625
3.70%, 6/6/2027 326,000 359,584
4.67%, 6/6/2047 200,000 238,742
3.79%, 5/20/2050 200,000 212,489
Boston Scientific Corp. ,
3.85%, 5/15/2025(b) 255,000 281,763
4.00%, 3/1/2029 500,000 556,174
4.70%, 3/1/2049 150,000 181,303
Danaher Corp. ,
3.35%, 9/15/2025(b) 250,000 272,794
DH Europe Finance II Sarl ,
2.60%, 11/15/2029 100,000 102,215
3.25%, 11/15/2039 100,000 101,965
3.40%, 11/15/2049 140,000 141,748
Koninklijke Philips NV ,
5.00%, 3/15/2042 250,000 320,435
Medtronic, Inc. ,
4.38%, 3/15/2035 350,000 420,864
4.63%, 3/15/2045 300,000 378,323
Stryker Corp. ,
3.38%, 11/1/2025 160,000 173,875
3.50%, 3/15/2026 70,000 76,796
4.63%, 3/15/2046 400,000 487,201
Zimmer Biomet Holdings, Inc. ,
4.45%, 8/15/2045 150,000 166,045
7,404,958
Health Care Providers & Services 1.1%
Advocate Health & Hospitals
Corp. ,
4.27%, 8/15/2048 57,000 68,012
Series 2020, 3.01%,
6/15/2050 66,000 63,004
Aetna, Inc. ,
2.80%, 6/15/2023 500,000 521,554
3.50%, 11/15/2024 500,000 540,001
6.63%, 6/15/2036 250,000 348,925
3.88%, 8/15/2047 200,000 209,360
Allina Health System ,
Series 2019, 3.89%,
4/15/2049 50,000 56,316
AmerisourceBergen Corp. ,
4.30%, 12/15/2047 200,000 221,572
Anthem, Inc. ,
4.10%, 3/1/2028(b) 750,000 843,509
2.25%, 5/15/2030 200,000 196,833
4.63%, 5/15/2042 250,000 295,179
5.10%, 1/15/2044 300,000 372,628
4.65%, 8/15/2044 250,000 298,331
Ascension Health ,
Series B, 3.11%, 11/15/2039 218,000 223,076

NVIT Bond Index Fund - March 31, 2021 (Unaudited) - Statement of Investments - 15
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Banner Health ,
Series 2020, 3.18%,
1/1/2050 39,000 39,136
Baylor Scott & White Holdings ,
Series 2021, 2.84%,
11/15/2050 86,000 80,929
Cardinal Health, Inc. ,
3.75%, 9/15/2025 340,000 372,461
3.41%, 6/15/2027(b) 500,000 540,553
4.37%, 6/15/2047 200,000 217,269
Cigna Corp. ,
3.00%, 7/15/2023 500,000 525,788
3.50%, 6/15/2024 500,000 539,185
3.25%, 4/15/2025 250,000 268,907
3.05%, 10/15/2027(b) 400,000 427,868
4.38%, 10/15/2028 300,000 343,220
2.38%, 3/15/2031 110,000 108,195
4.80%, 7/15/2046 250,000 299,628
4.90%, 12/15/2048 600,000 734,915
CommonSpirit Health ,
1.55%, 10/1/2025 37,000 37,216
2.78%, 10/1/2030 77,000 77,909
3.82%, 10/1/2049 108,000 114,235
4.19%, 10/1/2049 37,000 39,906
3.91%, 10/1/2050 149,000 151,787
CVS Health Corp. ,
3.70%, 3/9/2023 603,000 639,944
4.10%, 3/25/2025 61,000 67,574
4.30%, 3/25/2028 391,000 444,012
1.75%, 8/21/2030 360,000 336,024
1.88%, 2/28/2031 210,000 197,249
4.88%, 7/20/2035 500,000 588,349
4.13%, 4/1/2040 200,000 220,861
5.13%, 7/20/2045 500,000 612,126
5.05%, 3/25/2048 1,000,000 1,227,640
4.25%, 4/1/2050(b) 85,000 95,413
Hackensack Meridian Health,
Inc. ,
Series 2020, 2.88%,
9/1/2050(b) 117,000 109,103
HCA, Inc. ,
5.00%, 3/15/2024 1,000,000 1,112,654
4.13%, 6/15/2029 250,000 277,046
5.50%, 6/15/2047 350,000 435,328
Humana, Inc. ,
3.15%, 12/1/2022 1,000,000 1,036,264
3.95%, 8/15/2049 150,000 161,421
Johns Hopkins Health System
Corp. (The) ,
3.84%, 5/15/2046 20,000 22,642
Kaiser Foundation Hospitals ,
4.88%, 4/1/2042 250,000 317,731
Series 2019, 3.27%,
11/1/2049 122,000 125,637
Laboratory Corp. of America
Holdings ,
3.75%, 8/23/2022 350,000 362,608
2.95%, 12/1/2029 250,000 257,613
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Mass General Brigham, Inc. ,
Series 2017, 3.77%,
7/1/2048 43,000 47,193
Series 2020, 3.19%,
7/1/2049 100,000 99,926
Mayo Clinic ,
Series 2021, 3.20%,
11/15/2061 79,000 78,806
McKesson Corp. ,
3.95%, 2/16/2028 250,000 279,485
Memorial Sloan-Kettering
Cancer Center ,
Series 2020, 2.96%,
1/1/2050 57,000 54,686
Mount Sinai Hospitals Group,
Inc. ,
Series 2017, 3.98%,
7/1/2048 33,000 35,210
New York and Presbyterian
Hospital (The) ,
2.61%, 8/1/2060 250,000 213,270
Northwell Healthcare, Inc. ,
4.26%, 11/1/2047 35,000 39,373
Providence St Joseph Health
Obligated Group ,
Series A, 3.93%, 10/1/2048 38,000 41,955
Quest Diagnostics, Inc. ,
3.50%, 3/30/2025 370,000 401,080
4.20%, 6/30/2029 100,000 114,191
2.95%, 6/30/2030 75,000 77,529
Stanford Health Care ,
Series 2018, 3.80%,
11/15/2048 30,000 33,589
Sutter Health ,
Series 2018, 3.70%,
8/15/2028 40,000 43,821
Series 2018, 4.09%,
8/15/2048 50,000 55,303
Series 20A, 3.36%,
8/15/2050 134,000 132,601
Trinity Health Corp. ,
Series 2019, 3.43%,
12/1/2048 62,000 64,915
UnitedHealth Group, Inc. ,
3.38%, 4/15/2027 500,000 548,679
2.95%, 10/15/2027 200,000 214,682
3.88%, 12/15/2028 500,000 563,551
4.63%, 7/15/2035 105,000 128,194
5.80%, 3/15/2036 708,000 959,973
3.95%, 10/15/2042 250,000 287,044
4.75%, 7/15/2045 250,000 315,036
3.70%, 8/15/2049 500,000 543,303
3.88%, 8/15/2059 300,000 335,017
3.13%, 5/15/2060 100,000 98,169
Willis-Knighton Medical
Center ,
Series 2018, 4.81%,
9/1/2048 41,000 49,466
23,680,693

16 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure 0.2%
Las Vegas Sands Corp. ,
3.20%, 8/8/2024 50,000 52,131
3.50%, 8/18/2026 55,000 57,348
3.90%, 8/8/2029 40,000 41,104
Marriott International, Inc. ,
Series EE, 5.75%, 5/1/2025 300,000 344,248
Series GG, 3.50%,
10/15/2032 200,000 207,539
McDonald's Corp. ,
3.80%, 4/1/2028 500,000 553,455
4.70%, 12/9/2035 400,000 472,960
4.88%, 7/15/2040 250,000 305,449
4.88%, 12/9/2045 250,000 302,635
3.63%, 9/1/2049 200,000 208,773
4.20%, 4/1/2050 200,000 227,150
Sands China Ltd. ,
4.60%, 8/8/2023 500,000 534,695
5.40%, 8/8/2028 200,000 228,488
Starbucks Corp. ,
1.30%, 5/7/2022 40,000 40,410
3.50%, 3/1/2028(b) 750,000 812,725
2.55%, 11/15/2030 200,000 200,397
4.45%, 8/15/2049 250,000 290,062
3.50%, 11/15/2050(b) 200,000 200,222
5,079,791
Household Durables 0.0%
†
DR Horton, Inc. ,
2.50%, 10/15/2024 215,000 225,780
Whirlpool Corp. ,
3.70%, 5/1/2025(b) 500,000 543,912
769,692
Household Products 0.1%
Kimberly-Clark Corp. ,
2.40%, 6/1/2023 500,000 521,264
6.63%, 8/1/2037 130,000 194,059
3.20%, 7/30/2046 165,000 169,513
2.88%, 2/7/2050 100,000 98,231
Procter & Gamble Co. (The) ,
2.15%, 8/11/2022 1,000,000 1,024,310
0.55%, 10/29/2025(b) 240,000 235,902
2.85%, 8/11/2027 250,000 271,156
1.20%, 10/29/2030(b) 300,000 277,616
3.60%, 3/25/2050(b) 300,000 341,260
3,133,311
Independent Power and Renewable Electricity Producers
0.0%
†
AES Corp. (The) ,
2.45%, 1/15/2031(e) 400,000 382,433
Oglethorpe Power Corp. ,
5.25%, 9/1/2050 200,000 232,016
614,449
Industrial Conglomerates 0.3%
3M Co. ,
2.00%, 2/14/2025(b) 200,000 207,794
3.00%, 8/7/2025(b) 400,000 433,441
2.38%, 8/26/2029 200,000 203,941
Corporate Bonds
Principal
Amount ($) Value ($)
Industrial Conglomerates
3M Co.,
3.05%, 4/15/2030(b) 300,000 318,450
5.70%, 3/15/2037 415,000 548,250
3.25%, 8/26/2049(b) 90,000 91,329
General Electric Co. ,
2.70%, 10/9/2022 250,000 258,513
3.38%, 3/11/2024 500,000 538,188
3.45%, 5/15/2024(b) 144,000 154,672
3.63%, 5/1/2030(b) 400,000 430,666
6.75%, 3/15/2032 323,000 432,615
6.15%, 8/7/2037 201,000 264,087
5.88%, 1/14/2038 144,000 186,345
6.88%, 1/10/2039 200,000 281,272
4.25%, 5/1/2040 400,000 439,045
4.13%, 10/9/2042 48,000 51,469
4.35%, 5/1/2050 300,000 332,983
Honeywell International, Inc. ,
1.35%, 6/1/2025 40,000 40,577
2.50%, 11/1/2026(b) 500,000 530,784
2.70%, 8/15/2029 500,000 521,283
2.80%, 6/1/2050(b) 90,000 85,272
Roper Technologies, Inc. ,
2.35%, 9/15/2024 50,000 52,261
1.00%, 9/15/2025 60,000 58,973
2.95%, 9/15/2029 90,000 93,725
1.75%, 2/15/2031 245,000 227,505
Trane Technologies
Luxembourg Finance SA ,
4.50%, 3/21/2049 250,000 291,706
7,075,146
Insurance 0.7%
Aflac, Inc. ,
3.60%, 4/1/2030(b) 500,000 546,827
Alleghany Corp. ,
4.95%, 6/27/2022 400,000 421,114
Allstate Corp. (The) ,
(ICE LIBOR USD 3
Month + 2.12%), 6.50%,
5/15/2057(b)(c) 195,000 250,087
American International Group,
Inc. ,
3.90%, 4/1/2026 475,000 524,533
4.25%, 3/15/2029 500,000 562,780
3.88%, 1/15/2035 250,000 271,847
4.80%, 7/10/2045 150,000 177,276
4.38%, 6/30/2050 200,000 228,299
4.38%, 1/15/2055 250,000 278,983
Aon Corp. ,
2.80%, 5/15/2030 400,000 408,756
Aon plc ,
4.60%, 6/14/2044 250,000 297,397
Arch Capital Finance LLC ,
5.03%, 12/15/2046 250,000 304,944
Berkshire Hathaway Finance
Corp. ,
1.45%, 10/15/2030 200,000 186,655
4.30%, 5/15/2043 250,000 294,812
4.25%, 1/15/2049 300,000 347,303
2.85%, 10/15/2050 45,000 41,476

NVIT Bond Index Fund - March 31, 2021 (Unaudited) - Statement of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Berkshire Hathaway Finance
Corp.,
2.50%, 1/15/2051 230,000 197,535
Brighthouse Financial, Inc. ,
3.70%, 6/22/2027(b) 281,000 297,279
Chubb Corp. (The) ,
6.00%, 5/11/2037 165,000 228,401
Chubb INA Holdings, Inc. ,
2.70%, 3/13/2023 500,000 521,487
3.35%, 5/3/2026 90,000 98,077
4.35%, 11/3/2045 250,000 295,793
Globe Life, Inc. ,
2.15%, 8/15/2030 250,000 239,935
Hanover Insurance Group,
Inc. (The) ,
2.50%, 9/1/2030 100,000 97,783
Hartford Financial Services
Group, Inc. (The) ,
6.10%, 10/1/2041 309,000 422,127
Lincoln National Corp. ,
3.05%, 1/15/2030 500,000 517,686
Loews Corp. ,
4.13%, 5/15/2043(b) 200,000 215,407
Manulife Financial Corp. ,
(USD ICE Swap Rate 5
Year + 1.65%), 4.06%,
2/24/2032(c) 500,000 550,182
Markel Corp. ,
3.35%, 9/17/2029 475,000 504,226
Marsh & McLennan Cos., Inc. ,
4.20%, 3/1/2048 500,000 579,057
MetLife, Inc. ,
3.60%, 11/13/2025 500,000 549,582
5.70%, 6/15/2035 159,000 214,447
6.40%, 12/15/2036 500,000 627,524
4.88%, 11/13/2043 250,000 314,058
Nationwide Financial Services,
Inc. ,
6.75%, 5/15/2037(g) 105,000 123,900
Principal Financial Group, Inc. ,
3.40%, 5/15/2025 500,000 539,597
4.30%, 11/15/2046(b) 200,000 227,512
Progressive Corp. (The) ,
6.25%, 12/1/2032 162,000 219,075
3.70%, 1/26/2045 250,000 265,469
Prudential Financial, Inc. ,
(ICE LIBOR USD 3
Month + 3.92%), 5.63%,
6/15/2043(c) 250,000 267,911
4.60%, 5/15/2044(b) 250,000 298,294
3.91%, 12/7/2047 186,000 201,240
3.94%, 12/7/2049 605,000 662,308
Travelers Cos., Inc. (The) ,
5.35%, 11/1/2040 250,000 328,681
4.10%, 3/4/2049 200,000 233,808
Travelers Property Casualty
Corp. ,
6.38%, 3/15/2033 192,000 267,472
Unum Group ,
4.00%, 6/15/2029(b) 250,000 270,817
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Willis North America, Inc. ,
4.50%, 9/15/2028 400,000 454,883
2.95%, 9/15/2029 65,000 67,119
XLIT Ltd. ,
4.45%, 3/31/2025 500,000 557,441
16,599,202
Interactive Media & Services 0.1%
Alphabet, Inc. ,
3.38%, 2/25/2024 750,000 813,216
0.45%, 8/15/2025 45,000 44,247
2.00%, 8/15/2026 500,000 520,560
0.80%, 8/15/2027(b) 90,000 86,176
1.10%, 8/15/2030(b) 165,000 151,670
1.90%, 8/15/2040 100,000 86,395
2.05%, 8/15/2050 200,000 165,387
Baidu, Inc. ,
3.88%, 9/29/2023 400,000 427,696
4.38%, 3/29/2028 200,000 221,190
2,516,537
Internet & Direct Marketing Retail 0.2%
Alibaba Group Holding Ltd. ,
3.40%, 12/6/2027 500,000 536,408
4.20%, 12/6/2047 500,000 552,048
Amazon.com, Inc. ,
2.80%, 8/22/2024 250,000 267,837
3.15%, 8/22/2027 250,000 273,543
1.50%, 6/3/2030 500,000 476,441
4.80%, 12/5/2034 500,000 628,113
3.88%, 8/22/2037 350,000 401,024
4.05%, 8/22/2047 500,000 585,193
4.25%, 8/22/2057 250,000 299,092
Booking Holdings, Inc. ,
4.63%, 4/13/2030 200,000 232,971
eBay, Inc. ,
3.60%, 6/5/2027 500,000 544,631
Expedia Group, Inc. ,
3.80%, 2/15/2028 200,000 211,835
3.25%, 2/15/2030 165,000 166,063
5,175,199
IT Services 0.5%
Automatic Data Processing,
Inc. ,
1.25%, 9/1/2030(b) 400,000 366,451
Broadridge Financial
Solutions, Inc. ,
3.40%, 6/27/2026 215,000 233,072
Fidelity National Information
Services, Inc. ,
1.15%, 3/1/2026 95,000 93,410
1.65%, 3/1/2028 110,000 107,573
2.25%, 3/1/2031 270,000 265,279
3.10%, 3/1/2041 75,000 73,672
Fiserv, Inc. ,
2.75%, 7/1/2024 350,000 369,851
2.25%, 6/1/2027 400,000 408,884
3.50%, 7/1/2029 300,000 323,580
2.65%, 6/1/2030 215,000 216,531

18 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
IT Services
Fiserv, Inc.,
4.40%, 7/1/2049 350,000 403,879
Global Payments, Inc. ,
2.65%, 2/15/2025 250,000 262,670
4.45%, 6/1/2028(b) 300,000 344,007
3.20%, 8/15/2029 150,000 157,981
International Business
Machines Corp. ,
2.85%, 5/13/2022 1,000,000 1,028,503
3.50%, 5/15/2029 400,000 435,140
1.95%, 5/15/2030 400,000 387,201
5.88%, 11/29/2032 433,000 578,112
4.00%, 6/20/2042(b) 500,000 562,388
4.25%, 5/15/2049 300,000 345,338
Mastercard, Inc. ,
2.00%, 3/3/2025(b) 300,000 312,991
3.30%, 3/26/2027 60,000 65,952
2.95%, 6/1/2029 200,000 214,455
3.35%, 3/26/2030 370,000 407,529
3.80%, 11/21/2046 250,000 275,769
PayPal Holdings, Inc. ,
1.35%, 6/1/2023 70,000 71,238
2.40%, 10/1/2024 85,000 89,317
1.65%, 6/1/2025 95,000 96,748
2.85%, 10/1/2029 170,000 177,112
2.30%, 6/1/2030 100,000 99,061
3.25%, 6/1/2050(b) 120,000 119,395
Visa, Inc. ,
2.80%, 12/14/2022 250,000 259,681
3.15%, 12/14/2025 135,000 147,245
1.10%, 2/15/2031(b) 300,000 272,979
4.30%, 12/14/2045 750,000 904,573
2.00%, 8/15/2050(b) 200,000 161,817
Western Union Co. (The) ,
6.20%, 11/17/2036 150,000 185,097
10,824,481
Leisure Products 0.0%
†
Hasbro, Inc. ,
2.60%, 11/19/2022 45,000 46,416
3.00%, 11/19/2024 100,000 106,432
3.55%, 11/19/2026 100,000 107,925
3.90%, 11/19/2029 100,000 107,546
5.10%, 5/15/2044 100,000 111,235
479,554
Life Sciences Tools & Services 0.0%
†
Agilent Technologies, Inc. ,
3.88%, 7/15/2023 250,000 266,439
2.75%, 9/15/2029 165,000 168,937
PerkinElmer, Inc. ,
3.30%, 9/15/2029 100,000 105,481
Thermo Fisher Scientific, Inc. ,
2.60%, 10/1/2029 325,000 333,184
5.30%, 2/1/2044 100,000 132,237
1,006,278
Machinery 0.2%
Caterpillar, Inc. ,
2.60%, 9/19/2029 70,000 72,042
Corporate Bonds
Principal
Amount ($) Value ($)
Machinery
Caterpillar, Inc.,
6.05%, 8/15/2036(b) 177,000 245,084
3.25%, 9/19/2049 330,000 338,423
Deere & Co. ,
3.90%, 6/9/2042 250,000 284,756
Dover Corp. ,
2.95%, 11/4/2029 45,000 47,258
5.38%, 3/1/2041 100,000 121,280
Flowserve Corp. ,
3.50%, 9/15/2022 100,000 102,831
Illinois Tool Works, Inc. ,
4.88%, 9/15/2041 200,000 252,643
Otis Worldwide Corp. ,
3.11%, 2/15/2040 300,000 295,338
Parker-Hannifin Corp. ,
4.20%, 11/21/2034 500,000 566,144
Stanley Black & Decker, Inc. ,
4.25%, 11/15/2028 250,000 286,574
2.30%, 3/15/2030 500,000 502,414
Westinghouse Air Brake
Technologies Corp. ,
4.95%, 9/15/2028(f) 250,000 284,840
3,399,627
Media 0.8%
Charter Communications
Operating LLC ,
4.46%, 7/23/2022 1,000,000 1,042,954
4.91%, 7/23/2025 410,000 464,795
5.05%, 3/30/2029 250,000 287,355
2.30%, 2/1/2032 300,000 278,826
6.38%, 10/23/2035 500,000 647,496
5.38%, 5/1/2047 250,000 290,201
5.75%, 4/1/2048 500,000 607,869
4.80%, 3/1/2050 400,000 429,086
3.85%, 4/1/2061 310,000 284,193
Comcast Cable
Communications Holdings,
Inc. ,
9.46%, 11/15/2022 118,000 135,303
Comcast Corp. ,
3.60%, 3/1/2024 1,000,000 1,087,921
3.15%, 2/15/2028 500,000 539,463
3.40%, 4/1/2030 365,000 395,195
1.95%, 1/15/2031 200,000 192,621
4.25%, 1/15/2033 250,000 288,654
7.05%, 3/15/2033(b) 295,000 420,924
4.40%, 8/15/2035 500,000 584,730
6.50%, 11/15/2035 100,000 141,407
3.90%, 3/1/2038 250,000 280,802
3.40%, 7/15/2046 250,000 258,512
3.97%, 11/1/2047 743,000 829,690
4.70%, 10/15/2048 1,000,000 1,235,644
4.00%, 11/1/2049 863,000 968,268
2.45%, 8/15/2052(b) 300,000 256,515
Discovery Communications
LLC ,
3.45%, 3/15/2025 270,000 289,838
4.90%, 3/11/2026 115,000 131,046
3.95%, 3/20/2028 500,000 546,176

NVIT Bond Index Fund - March 31, 2021 (Unaudited) - Statement of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Discovery Communications
LLC,
3.63%, 5/15/2030 200,000 214,026
5.00%, 9/20/2037 125,000 146,663
4.00%, 9/15/2055(e) 387,000 380,930
Fox Corp. ,
5.58%, 1/25/2049 300,000 382,443
Grupo Televisa SAB ,
6.63%, 1/15/2040 250,000 321,250
5.00%, 5/13/2045 250,000 274,468
Interpublic Group of Cos., Inc.
(The) ,
2.40%, 3/1/2031 160,000 156,939
3.38%, 3/1/2041(b) 220,000 213,820
Time Warner Cable LLC ,
6.75%, 6/15/2039 900,000 1,205,807
ViacomCBS, Inc. ,
3.88%, 4/1/2024 500,000 538,522
5.50%, 5/15/2033 118,000 142,846
4.38%, 3/15/2043 459,000 495,291
5.85%, 9/1/2043 200,000 255,442
4.60%, 1/15/2045 250,000 279,985
WPP Finance 2010 ,
3.75%, 9/19/2024 550,000 598,787
18,522,703
Metals & Mining 0.2%
Barrick Gold Corp. ,
5.25%, 4/1/2042 150,000 185,692
Barrick North America Finance
LLC ,
5.75%, 5/1/2043 250,000 329,290
BHP Billiton Finance USA Ltd. ,
6.42%, 3/1/2026 80,000 98,870
5.00%, 9/30/2043 500,000 646,710
Newmont Corp. ,
5.88%, 4/1/2035 236,000 308,689
4.88%, 3/15/2042 150,000 181,031
Nucor Corp. ,
4.00%, 8/1/2023 500,000 534,400
Reliance Steel & Aluminum
Co. ,
4.50%, 4/15/2023 250,000 266,621
Rio Tinto Alcan, Inc. ,
5.75%, 6/1/2035 206,000 277,292
Rio Tinto Finance USA plc ,
4.13%, 8/21/2042(b) 250,000 286,445
Southern Copper Corp. ,
3.88%, 4/23/2025 500,000 548,983
6.75%, 4/16/2040 250,000 343,994
5.88%, 4/23/2045(b) 230,000 300,884
Teck Resources Ltd. ,
6.25%, 7/15/2041 250,000 307,697
Vale Overseas Ltd. ,
6.88%, 11/10/2039(b) 250,000 333,850
4,950,448
Multiline Retail 0.1%
Dollar General Corp. ,
3.25%, 4/15/2023 250,000 263,059
Corporate Bonds
Principal
Amount ($) Value ($)
Multiline Retail
Dollar General Corp.,
3.50%, 4/3/2030 500,000 539,066
Target Corp. ,
2.25%, 4/15/2025 280,000 293,360
2.50%, 4/15/2026(b) 750,000 795,611
2.35%, 2/15/2030 105,000 106,454
2.65%, 9/15/2030(b) 450,000 466,041
3.63%, 4/15/2046 200,000 218,530
2,682,121
Multi-Utilities 0.4%
Ameren Corp. ,
2.50%, 9/15/2024 310,000 325,913
Ameren Illinois Co. ,
2.70%, 9/1/2022(b) 450,000 461,716
Berkshire Hathaway Energy
Co. ,
5.15%, 11/15/2043 500,000 620,228
Black Hills Corp. ,
3.05%, 10/15/2029 210,000 216,609
3.88%, 10/15/2049 100,000 100,318
Consolidated Edison Co. of
New York, Inc. ,
3.95%, 3/1/2043 500,000 540,294
4.50%, 12/1/2045 500,000 577,594
3.70%, 11/15/2059 300,000 295,913
Consumers Energy Co. ,
4.35%, 4/15/2049 300,000 358,955
3.10%, 8/15/2050 45,000 44,271
2.50%, 5/1/2060 265,000 220,042
Delmarva Power & Light Co. ,
3.50%, 11/15/2023 250,000 267,760
Dominion Energy, Inc. ,
Series E, 6.30%, 3/15/2033 10,000 13,066
Series B, 5.95%, 6/15/2035 251,000 327,559
Series C, 4.90%, 8/1/2041 700,000 839,196
DTE Energy Co. ,
Series F, 1.05%,
6/1/2025(b) 170,000 167,783
2.95%, 3/1/2030 250,000 254,304
NiSource, Inc. ,
0.95%, 8/15/2025(b) 160,000 156,956
1.70%, 2/15/2031 85,000 78,729
5.95%, 6/15/2041 300,000 388,666
Puget Energy, Inc. ,
3.65%, 5/15/2025 250,000 270,239
Puget Sound Energy, Inc. ,
5.64%, 4/15/2041 200,000 260,365
San Diego Gas & Electric Co. ,
Series VVV, 1.70%,
10/1/2030 100,000 93,951
4.15%, 5/15/2048 500,000 563,634
Sempra Energy ,
4.05%, 12/1/2023 150,000 161,426
6.00%, 10/15/2039 220,000 291,778
Southern Co. Gas Capital
Corp. ,
Series 20-A, 1.75%,
1/15/2031 250,000 229,991
4.40%, 6/1/2043 250,000 270,763

20 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
WEC Energy Group, Inc. ,
3.55%, 6/15/2025 420,000 455,329
8,853,348
Oil, Gas & Consumable Fuels 2.0%
BP Capital Markets America,
Inc. ,
3.41%, 2/11/2026(b) 500,000 543,616
3.00%, 2/24/2050 500,000 458,293
2.77%, 11/10/2050(b) 300,000 261,608
BP Capital Markets plc ,
3.54%, 11/4/2024 250,000 272,995
3.72%, 11/28/2028(b) 500,000 550,599
Canadian Natural Resources
Ltd. ,
3.90%, 2/1/2025 500,000 539,526
6.25%, 3/15/2038 340,000 431,304
Cenovus Energy, Inc. ,
5.40%, 6/15/2047 200,000 222,665
Cheniere Corpus Christi
Holdings LLC ,
5.13%, 6/30/2027 250,000 285,905
3.70%, 11/15/2029 65,000 68,507
Chevron Corp. ,
1.14%, 5/11/2023 55,000 55,955
1.55%, 5/11/2025 200,000 204,081
2.95%, 5/16/2026 500,000 536,185
2.00%, 5/11/2027 120,000 122,687
2.24%, 5/11/2030 160,000 159,196
2.98%, 5/11/2040 40,000 39,607
3.08%, 5/11/2050 25,000 23,899
Chevron USA, Inc. ,
0.69%, 8/12/2025(b) 140,000 137,314
1.02%, 8/12/2027(b) 120,000 115,463
3.85%, 1/15/2028 250,000 278,570
5.25%, 11/15/2043 150,000 194,066
4.95%, 8/15/2047 250,000 314,319
2.34%, 8/12/2050(b) 200,000 166,219
CNOOC Finance 2013 Ltd. ,
3.00%, 5/9/2023 750,000 780,210
3.30%, 9/30/2049 200,000 182,751
CNOOC Finance 2015 USA
LLC ,
3.50%, 5/5/2025 500,000 530,344
CNOOC Petroleum North
America ULC ,
5.88%, 3/10/2035 133,000 164,631
6.40%, 5/15/2037 200,000 261,229
ConocoPhillips ,
3.75%, 10/1/2027(e) 500,000 552,478
5.90%, 10/15/2032 177,000 230,230
6.50%, 2/1/2039 400,000 570,915
ConocoPhillips Co. ,
6.95%, 4/15/2029 250,000 332,611
4.30%, 11/15/2044(b) 155,000 176,548
Devon Energy Corp. ,
4.75%, 5/15/2042 500,000 530,455
Diamondback Energy, Inc. ,
4.75%, 5/31/2025 300,000 335,244
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Ecopetrol SA ,
5.88%, 5/28/2045 400,000 426,800
Enable Midstream Partners
LP ,
5.00%, 5/15/2044(f) 150,000 147,467
Enbridge Energy Partners LP ,
5.88%, 10/15/2025(b) 250,000 294,500
Enbridge, Inc. ,
3.70%, 7/15/2027 500,000 543,763
3.13%, 11/15/2029(b) 150,000 155,974
4.00%, 11/15/2049 250,000 250,829
Energy Transfer Operating LP ,
3.60%, 2/1/2023 500,000 520,704
4.90%, 2/1/2024 250,000 272,816
4.75%, 1/15/2026 250,000 277,587
3.75%, 5/15/2030(b) 60,000 61,858
6.05%, 6/1/2041(b) 75,000 85,705
5.30%, 4/15/2047 500,000 527,693
6.25%, 4/15/2049 500,000 586,903
Enterprise Products Operating
LLC ,
3.90%, 2/15/2024 750,000 812,686
2.80%, 1/31/2030(b) 120,000 123,896
6.13%, 10/15/2039(b) 285,000 372,910
6.45%, 9/1/2040 250,000 334,894
4.45%, 2/15/2043 500,000 544,131
4.25%, 2/15/2048 250,000 265,544
3.70%, 1/31/2051 350,000 344,575
3.20%, 2/15/2052 300,000 273,658
Equinor ASA ,
3.70%, 3/1/2024 500,000 543,442
3.25%, 11/10/2024 500,000 541,261
3.70%, 4/6/2050 500,000 530,991
Exxon Mobil Corp. ,
1.57%, 4/15/2023 300,000 307,353
3.18%, 3/15/2024 500,000 535,209
2.02%, 8/16/2024 100,000 104,110
2.71%, 3/6/2025(b) 500,000 529,203
2.99%, 3/19/2025 300,000 321,475
3.04%, 3/1/2026 235,000 253,576
2.28%, 8/16/2026 100,000 104,234
3.29%, 3/19/2027(b) 200,000 219,228
3.48%, 3/19/2030 250,000 271,443
2.61%, 10/15/2030 250,000 254,761
4.23%, 3/19/2040 200,000 225,000
4.11%, 3/1/2046 250,000 274,718
3.10%, 8/16/2049 250,000 237,048
4.33%, 3/19/2050 326,000 374,180
3.45%, 4/15/2051 374,000 377,685
Hess Corp. ,
4.30%, 4/1/2027 500,000 544,920
7.30%, 8/15/2031 164,000 209,416
5.60%, 2/15/2041 250,000 288,399
Kinder Morgan Energy
Partners LP ,
4.25%, 9/1/2024 250,000 275,383
5.80%, 3/15/2035 206,000 251,797
6.38%, 3/1/2041 250,000 316,974
5.00%, 8/15/2042 350,000 393,718

NVIT Bond Index Fund - March 31, 2021 (Unaudited) - Statement of Investments - 21
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Kinder Morgan, Inc. ,
4.30%, 6/1/2025(b) 160,000 178,675
2.00%, 2/15/2031(b) 300,000 279,203
5.30%, 12/1/2034 350,000 413,348
5.05%, 2/15/2046 250,000 282,602
3.25%, 8/1/2050(b) 200,000 174,872
Magellan Midstream Partners
LP ,
4.25%, 9/15/2046 350,000 356,195
3.95%, 3/1/2050 25,000 24,629
Marathon Oil Corp. ,
2.80%, 11/1/2022 85,000 87,186
3.85%, 6/1/2025 500,000 535,745
6.80%, 3/15/2032 118,000 147,108
Marathon Petroleum Corp. ,
3.63%, 9/15/2024 250,000 270,208
6.50%, 3/1/2041 250,000 332,361
MPLX LP ,
4.50%, 7/15/2023 150,000 161,584
4.88%, 6/1/2025 250,000 281,586
1.75%, 3/1/2026 160,000 160,244
4.25%, 12/1/2027 750,000 843,132
4.00%, 3/15/2028 500,000 552,185
2.65%, 8/15/2030 190,000 186,192
4.50%, 4/15/2038 250,000 273,111
4.70%, 4/15/2048 250,000 270,475
ONEOK Partners LP ,
4.90%, 3/15/2025 500,000 555,391
6.13%, 2/1/2041 100,000 117,155
ONEOK, Inc. ,
4.00%, 7/13/2027 500,000 542,201
4.35%, 3/15/2029 500,000 545,398
5.20%, 7/15/2048 250,000 273,499
Phillips 66 ,
4.65%, 11/15/2034 200,000 229,041
5.88%, 5/1/2042 382,000 491,360
Phillips 66 Partners LP ,
3.61%, 2/15/2025 500,000 534,925
Pioneer Natural Resources
Co. ,
1.90%, 8/15/2030 200,000 185,613
Plains All American Pipeline
LP ,
4.65%, 10/15/2025 500,000 547,859
5.15%, 6/1/2042 350,000 354,995
Sabine Pass Liquefaction
LLC ,
5.00%, 3/15/2027 1,000,000 1,138,247
Suncor Energy, Inc. ,
6.50%, 6/15/2038 500,000 668,096
Sunoco Logistics Partners
Operations LP ,
3.45%, 1/15/2023 250,000 259,515
5.35%, 5/15/2045 500,000 526,238
Total Capital Canada Ltd. ,
2.75%, 7/15/2023 750,000 789,908
Total Capital International SA ,
2.83%, 1/10/2030(b) 500,000 520,025
TransCanada PipeLines Ltd. ,
4.88%, 1/15/2026 285,000 327,434
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
TransCanada PipeLines Ltd.,
4.25%, 5/15/2028 500,000 562,023
4.63%, 3/1/2034 250,000 282,161
5.85%, 3/15/2036(b) 750,000 949,290
Valero Energy Corp. ,
4.00%, 4/1/2029(b) 250,000 269,392
7.50%, 4/15/2032 118,000 159,020
6.63%, 6/15/2037 200,000 260,215
Williams Cos., Inc. (The) ,
4.00%, 9/15/2025 500,000 548,247
3.50%, 11/15/2030(b) 400,000 424,030
6.30%, 4/15/2040(b) 150,000 192,866
5.80%, 11/15/2043(b) 250,000 307,048
4.90%, 1/15/2045(b) 350,000 387,682
44,900,157
Paper & Forest Products 0.0%
†
Georgia-Pacific LLC ,
8.88%, 5/15/2031 250,000 382,374
Suzano Austria GmbH ,
5.00%, 1/15/2030 200,000 221,100
603,474
Personal Products 0.0%
†
Estee Lauder Cos., Inc. (The) ,
2.00%, 12/1/2024(b) 85,000 88,512
2.38%, 12/1/2029 35,000 35,430
1.95%, 3/15/2031 100,000 96,913
3.13%, 12/1/2049 150,000 152,038
372,893
Pharmaceuticals 1.1%
AstraZeneca plc ,
3.38%, 11/16/2025 1,000,000 1,088,550
0.70%, 4/8/2026(b) 200,000 192,626
1.38%, 8/6/2030 200,000 183,444
6.45%, 9/15/2037 200,000 284,786
4.00%, 9/18/2042 250,000 278,196
2.13%, 8/6/2050(b) 85,000 68,092
Bristol-Myers Squibb Co. ,
2.00%, 8/1/2022 700,000 714,752
3.25%, 8/15/2022 300,000 311,910
3.25%, 2/20/2023 242,000 253,937
2.90%, 7/26/2024 319,000 340,838
3.88%, 8/15/2025 237,000 263,543
3.90%, 2/20/2028 250,000 281,224
3.25%, 8/1/2042 250,000 257,669
5.00%, 8/15/2045 300,000 385,738
4.55%, 2/20/2048(b) 250,000 304,812
4.25%, 10/26/2049 500,000 588,937
Eli Lilly & Co. ,
2.75%, 6/1/2025(b) 95,000 101,073
3.95%, 3/15/2049 450,000 508,729
2.25%, 5/15/2050(b) 300,000 253,558
GlaxoSmithKline Capital plc ,
0.53%, 10/1/2023 1,000,000 1,001,350
GlaxoSmithKline Capital, Inc. ,
3.88%, 5/15/2028 300,000 339,445
5.38%, 4/15/2034 201,000 265,570
4.20%, 3/18/2043 300,000 352,993

22 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Johnson & Johnson ,
2.45%, 3/1/2026 250,000 266,003
4.95%, 5/15/2033 663,000 848,270
3.63%, 3/3/2037 600,000 677,304
3.70%, 3/1/2046 250,000 279,372
3.75%, 3/3/2047 100,000 112,193
2.45%, 9/1/2060 500,000 443,037
Merck & Co., Inc. ,
2.80%, 5/18/2023 500,000 526,330
2.75%, 2/10/2025(b) 220,000 234,509
3.90%, 3/7/2039 300,000 341,838
3.60%, 9/15/2042 250,000 271,257
4.15%, 5/18/2043 350,000 410,976
4.00%, 3/7/2049 350,000 404,435
Novartis Capital Corp. ,
2.40%, 9/21/2022 500,000 516,033
3.10%, 5/17/2027 500,000 543,445
4.40%, 5/6/2044 200,000 243,620
4.00%, 11/20/2045 200,000 230,638
Pfizer, Inc. ,
3.40%, 5/15/2024 500,000 542,319
0.80%, 5/28/2025(b) 125,000 124,083
3.00%, 12/15/2026 500,000 543,581
2.63%, 4/1/2030 500,000 519,019
1.70%, 5/28/2030(b) 140,000 135,290
7.20%, 3/15/2039 525,000 822,897
2.55%, 5/28/2040 45,000 42,893
4.00%, 3/15/2049 600,000 695,795
2.70%, 5/28/2050(b) 65,000 60,861
Pharmacia LLC ,
6.60%, 12/1/2028(f) 177,000 234,610
Royalty Pharma plc ,
2.20%, 9/2/2030(e) 200,000 190,858
3.55%, 9/2/2050(b)(e) 300,000 285,885
Shire Acquisitions Investments
Ireland DAC ,
2.88%, 9/23/2023 500,000 525,380
3.20%, 9/23/2026 925,000 996,556
Takeda Pharmaceutical Co.
Ltd. ,
2.05%, 3/31/2030 200,000 192,757
3.03%, 7/9/2040 200,000 193,433
3.18%, 7/9/2050 300,000 286,529
Utah Acquisition Sub, Inc. ,
3.95%, 6/15/2026 800,000 881,193
5.25%, 6/15/2046 200,000 235,257
Viatris, Inc. ,
1.65%, 6/22/2025(e) 200,000 200,707
2.30%, 6/22/2027(e) 400,000 403,352
2.70%, 6/22/2030(e) 150,000 148,123
4.00%, 6/22/2050(e) 200,000 203,810
Wyeth LLC ,
6.50%, 2/1/2034 206,000 294,953
Zoetis, Inc. ,
3.25%, 2/1/2023 600,000 625,280
4.50%, 11/13/2025 230,000 260,696
3.90%, 8/20/2028(b) 650,000 722,784
3.00%, 5/15/2050 300,000 285,658
25,625,591
Corporate Bonds
Principal
Amount ($) Value ($)
Professional Services 0.1%
Thomson Reuters Corp. ,
4.30%, 11/23/2023 500,000 541,996
3.35%, 5/15/2026 280,000 302,585
Verisk Analytics, Inc. ,
4.00%, 6/15/2025 250,000 275,723
3.63%, 5/15/2050 85,000 83,557
1,203,861
Real Estate Management & Development 0.0%
†
CBRE Services, Inc. ,
4.88%, 3/1/2026 500,000 574,379
Road & Rail 0.5%
Burlington Northern Santa Fe
LLC ,
3.85%, 9/1/2023 150,000 161,014
3.75%, 4/1/2024 500,000 542,364
3.65%, 9/1/2025(b) 250,000 274,795
3.25%, 6/15/2027(b) 500,000 542,449
4.55%, 9/1/2044 250,000 295,593
4.70%, 9/1/2045 250,000 305,530
3.90%, 8/1/2046 200,000 218,199
4.05%, 6/15/2048 250,000 280,224
3.55%, 2/15/2050 250,000 261,723
Canadian National Railway
Co. ,
6.90%, 7/15/2028(b) 242,000 317,540
6.20%, 6/1/2036 236,000 328,293
2.45%, 5/1/2050 85,000 74,908
Canadian Pacific Railway Co. ,
5.95%, 5/15/2037 250,000 335,486
6.13%, 9/15/2115 100,000 145,849
CSX Corp. ,
4.10%, 3/15/2044(b) 250,000 275,754
4.30%, 3/1/2048 250,000 284,965
4.50%, 3/15/2049 250,000 289,129
3.95%, 5/1/2050 350,000 378,159
Kansas City Southern ,
2.88%, 11/15/2029 160,000 163,572
4.20%, 11/15/2069 65,000 67,324
Norfolk Southern Corp. ,
2.55%, 11/1/2029 100,000 102,073
4.45%, 6/15/2045(b) 500,000 580,984
3.40%, 11/1/2049 170,000 169,003
Ryder System, Inc. ,
2.50%, 9/1/2024 75,000 78,585
2.90%, 12/1/2026 270,000 287,075
Union Pacific Corp. ,
2.75%, 4/15/2023 750,000 779,886
3.25%, 8/15/2025 500,000 540,527
2.15%, 2/5/2027 55,000 56,491
3.95%, 9/10/2028(b) 500,000 560,204
3.60%, 9/15/2037 500,000 533,762
4.05%, 11/15/2045 220,000 239,059
4.05%, 3/1/2046 340,000 378,032
4.50%, 9/10/2048 250,000 293,992
3.95%, 8/15/2059 60,000 64,597
10,207,140

NVIT Bond Index Fund - March 31, 2021 (Unaudited) - Statement of Investments - 23
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment 0.6%
Applied Materials, Inc. ,
3.30%, 4/1/2027 200,000 217,626
1.75%, 6/1/2030 60,000 57,770
5.10%, 10/1/2035(b) 250,000 318,870
2.75%, 6/1/2050 85,000 78,879
Broadcom Corp. ,
3.88%, 1/15/2027 500,000 542,952
Broadcom, Inc. ,
3.15%, 11/15/2025 26,000 27,712
4.75%, 4/15/2029 500,000 562,189
4.15%, 11/15/2030 285,000 307,618
4.30%, 11/15/2032 200,000 217,747
3.42%, 4/15/2033(e) 84,000 84,241
3.47%, 4/15/2034(e) 1,500,000 1,505,128
3.50%, 2/15/2041(e) 800,000 766,195
Intel Corp. ,
3.40%, 3/25/2025(b) 300,000 326,468
3.70%, 7/29/2025 500,000 551,391
3.75%, 3/25/2027(b) 200,000 223,443
3.90%, 3/25/2030 400,000 453,981
4.10%, 5/11/2047 500,000 564,514
3.73%, 12/8/2047 443,000 477,196
4.75%, 3/25/2050 400,000 501,397
KLA Corp. ,
4.65%, 11/1/2024 215,000 240,245
3.30%, 3/1/2050 320,000 307,357
Lam Research Corp. ,
3.80%, 3/15/2025(b) 255,000 280,180
1.90%, 6/15/2030 90,000 87,226
2.88%, 6/15/2050(b) 85,000 81,025
Maxim Integrated Products,
Inc. ,
3.38%, 3/15/2023 350,000 366,484
Micron Technology, Inc. ,
4.64%, 2/6/2024 60,000 66,070
5.33%, 2/6/2029 150,000 176,465
NVIDIA Corp. ,
2.85%, 4/1/2030 360,000 378,072
3.50%, 4/1/2050 480,000 506,979
NXP BV ,
2.70%, 5/1/2025(e) 25,000 26,219
3.88%, 6/18/2026(e) 35,000 38,524
4.30%, 6/18/2029(e) 100,000 111,843
3.40%, 5/1/2030(e) 35,000 36,958
QUALCOMM, Inc. ,
3.25%, 5/20/2027 250,000 273,003
1.30%, 5/20/2028 73,000 69,881
2.15%, 5/20/2030 80,000 79,314
1.65%, 5/20/2032 1,090,000 1,005,675
4.65%, 5/20/2035 500,000 610,163
3.25%, 5/20/2050 100,000 101,478
Texas Instruments, Inc. ,
1.38%, 3/12/2025(b) 200,000 203,490
2.25%, 9/4/2029 300,000 301,668
Xilinx, Inc. ,
2.38%, 6/1/2030 300,000 293,195
13,426,831
Corporate Bonds
Principal
Amount ($) Value ($)
Software 0.6%
Adobe, Inc. ,
1.70%, 2/1/2023 30,000 30,758
1.90%, 2/1/2025 30,000 31,015
3.25%, 2/1/2025(b) 135,000 146,005
2.15%, 2/1/2027 245,000 252,799
2.30%, 2/1/2030(b) 600,000 606,782
Microsoft Corp. ,
2.65%, 11/3/2022 500,000 517,675
2.00%, 8/8/2023 250,000 259,201
3.63%, 12/15/2023 400,000 431,993
2.88%, 2/6/2024 365,000 389,298
2.40%, 8/8/2026 465,000 491,623
3.50%, 2/12/2035 325,000 363,370
3.45%, 8/8/2036 239,000 264,876
2.53%, 6/1/2050 1,836,000 1,671,813
2.92%, 3/17/2052 1,075,000 1,058,931
Oracle Corp. ,
2.50%, 10/15/2022 500,000 515,983
2.63%, 2/15/2023 500,000 517,770
2.40%, 9/15/2023 1,000,000 1,040,429
2.50%, 4/1/2025 100,000 105,072
2.65%, 7/15/2026 190,000 199,390
2.95%, 4/1/2030 600,000 618,687
3.25%, 5/15/2030(b) 250,000 262,202
5.38%, 7/15/2040 350,000 429,276
4.50%, 7/8/2044 650,000 717,635
4.13%, 5/15/2045 200,000 209,278
4.00%, 7/15/2046 500,000 514,746
4.00%, 11/15/2047 500,000 516,351
3.60%, 4/1/2050 400,000 387,433
ServiceNow, Inc. ,
1.40%, 9/1/2030 145,000 131,062
VMware, Inc. ,
4.70%, 5/15/2030(b) 300,000 345,804
13,027,257
Specialty Retail 0.4%
AutoZone, Inc. ,
3.25%, 4/15/2025 325,000 347,625
Best Buy Co., Inc. ,
1.95%, 10/1/2030 125,000 117,739
Home Depot, Inc. (The) ,
2.70%, 4/1/2023 500,000 520,352
2.50%, 4/15/2027 200,000 210,512
2.80%, 9/14/2027 750,000 802,887
0.90%, 3/15/2028(b) 130,000 124,068
3.90%, 12/6/2028 300,000 343,604
1.38%, 3/15/2031(b) 300,000 277,416
5.95%, 4/1/2041 150,000 208,174
4.20%, 4/1/2043 250,000 290,351
4.40%, 3/15/2045 600,000 720,400
3.35%, 4/15/2050(b) 335,000 347,435
2.38%, 3/15/2051 200,000 171,636
Lowe's Cos., Inc. ,
3.13%, 9/15/2024 400,000 429,349
4.00%, 4/15/2025(b) 500,000 553,178
3.10%, 5/3/2027 250,000 268,922
1.30%, 4/15/2028 170,000 161,530
6.50%, 3/15/2029 236,000 298,649
3.65%, 4/5/2029 400,000 437,838

24 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Specialty Retail
Lowe’s Cos., Inc.,
1.70%, 10/15/2030 75,000 70,449
4.05%, 5/3/2047 250,000 274,121
3.00%, 10/15/2050 345,000 321,788
O'Reilly Automotive, Inc. ,
3.55%, 3/15/2026(b) 300,000 327,577
TJX Cos., Inc. (The) ,
2.25%, 9/15/2026 500,000 519,499
Tractor Supply Co. ,
1.75%, 11/1/2030 55,000 50,741
8,195,840
Technology Hardware, Storage & Peripherals 0.5%
Apple, Inc. ,
1.70%, 9/11/2022 260,000 265,596
0.75%, 5/11/2023 75,000 75,794
2.50%, 2/9/2025 595,000 629,248
1.13%, 5/11/2025 140,000 140,912
0.55%, 8/20/2025(b) 500,000 491,350
3.25%, 2/23/2026 1,130,000 1,234,205
2.45%, 8/4/2026 625,000 658,433
3.35%, 2/9/2027 1,000,000 1,098,669
2.20%, 9/11/2029 235,000 238,118
1.65%, 5/11/2030 300,000 286,946
1.25%, 8/20/2030 500,000 462,449
1.65%, 2/8/2031 250,000 238,374
3.85%, 5/4/2043 550,000 622,053
4.38%, 5/13/2045 355,000 426,363
4.65%, 2/23/2046 460,000 571,966
2.65%, 5/11/2050 300,000 272,764
2.40%, 8/20/2050(b) 400,000 344,543
2.65%, 2/8/2051 100,000 91,378
2.55%, 8/20/2060(b) 400,000 344,182
Dell International LLC ,
5.45%, 6/15/2023(e) 350,000 382,500
4.00%, 7/15/2024(e) 500,000 542,608
8.35%, 7/15/2046(e) 400,000 608,557
Hewlett Packard Enterprise
Co. ,
2.25%, 4/1/2023 500,000 515,016
4.90%, 10/15/2025(f) 500,000 570,196
6.35%, 10/15/2045(f) 250,000 325,704
HP, Inc. ,
6.00%, 9/15/2041 250,000 314,943
11,752,867
Textiles, Apparel & Luxury Goods 0.0%
†
NIKE, Inc. ,
2.85%, 3/27/2030 400,000 421,322
3.88%, 11/1/2045(b) 250,000 285,125
3.38%, 3/27/2050 200,000 209,947
916,394
Thrifts & Mortgage Finance 0.0%
†
BPCE SA ,
4.00%, 4/15/2024 475,000 519,454
Tobacco 0.3%
Altria Group, Inc. ,
4.40%, 2/14/2026 260,000 293,189
4.25%, 8/9/2042 250,000 254,809
Corporate Bonds
Principal
Amount ($) Value ($)
Tobacco
Altria Group, Inc.,
4.50%, 5/2/2043 250,000 260,793
5.38%, 1/31/2044 170,000 198,144
5.95%, 2/14/2049 500,000 622,546
3.70%, 2/4/2051 300,000 273,316
BAT Capital Corp. ,
3.22%, 8/15/2024 500,000 532,682
4.70%, 4/2/2027 300,000 337,694
3.56%, 8/15/2027 750,000 798,390
2.73%, 3/25/2031(b) 200,000 193,425
4.39%, 8/15/2037 500,000 524,212
4.54%, 8/15/2047 300,000 302,066
4.76%, 9/6/2049 300,000 308,186
Philip Morris International,
Inc. ,
2.63%, 3/6/2023 1,000,000 1,042,555
6.38%, 5/16/2038 460,000 635,306
3.88%, 8/21/2042 250,000 264,853
Reynolds American, Inc. ,
4.45%, 6/12/2025 500,000 554,820
5.70%, 8/15/2035 120,000 142,326
7,539,312
Trading Companies & Distributors 0.1%
Air Lease Corp. ,
2.30%, 2/1/2025 75,000 76,605
3.25%, 3/1/2025 1,000,000 1,053,646
3.25%, 10/1/2029 250,000 250,791
Aircastle Ltd. ,
5.00%, 4/1/2023 100,000 106,586
4.13%, 5/1/2024(b) 300,000 316,888
GATX Corp. ,
3.25%, 9/15/2026 500,000 536,707
WW Grainger, Inc. ,
3.75%, 5/15/2046 250,000 261,300
2,602,523
Water Utilities 0.0%
†
American Water Capital Corp. ,
4.30%, 9/1/2045 500,000 572,959
Essential Utilities, Inc. ,
3.35%, 4/15/2050 200,000 193,533
766,492
Wireless Telecommunication Services 0.4%
America Movil SAB de CV ,
3.13%, 7/16/2022 750,000 774,846
6.38%, 3/1/2035 177,000 243,878
6.13%, 3/30/2040 350,000 472,665
Rogers Communications, Inc. ,
3.00%, 3/15/2023 600,000 624,179
5.00%, 3/15/2044 250,000 297,953
3.70%, 11/15/2049 100,000 99,293
T-Mobile USA, Inc. ,
3.50%, 4/15/2025(e) 500,000 539,440
3.75%, 4/15/2027(e) 500,000 546,580
2.05%, 2/15/2028(e) 100,000 98,052
3.88%, 4/15/2030(e) 750,000 814,020
2.55%, 2/15/2031(e) 500,000 489,845
4.38%, 4/15/2040(e) 250,000 277,765

NVIT Bond Index Fund - March 31, 2021 (Unaudited) - Statement of Investments - 25
Corporate Bonds
Principal
Amount ($) Value ($)
Wireless Telecommunication Services
T-Mobile USA, Inc.,
3.00%, 2/15/2041(e) 400,000 371,260
4.50%, 4/15/2050(e) 300,000 336,867
Vodafone Group plc ,
4.13%, 5/30/2025 500,000 559,077
4.38%, 5/30/2028 250,000 287,108
7.88%, 2/15/2030 206,000 289,990
4.38%, 2/19/2043 500,000 556,818
5.25%, 5/30/2048 500,000 624,219
4.25%, 9/17/2050(b) 40,000 44,067
8,347,922
Total Corporate Bonds
(cost $573,061,037)
611,285,177
Foreign Government Securities 1.9%
CANADA 0.4%
Export Development Canada ,
2.00%, 5/17/2022 1,000,000 1,020,193
1.75%, 7/18/2022 500,000 509,997
Province of Alberta ,
3.35%, 11/1/2023(b) 500,000 536,895
3.30%, 3/15/2028 500,000 550,290
Province of British Columbia ,
2.00%, 10/23/2022 500,000 513,759
Province of Ontario ,
2.25%, 5/18/2022 1,000,000 1,022,073
2.20%, 10/3/2022 1,000,000 1,028,751
3.05%, 1/29/2024 500,000 535,787
2.00%, 10/2/2029 1,000,000 1,007,703
Province of Quebec ,
2.63%, 2/13/2023(b) 500,000 521,644
2.50%, 4/9/2024(b) 500,000 529,853
7.50%, 9/15/2029 578,000 820,242
8,597,187
CHILE 0.1%
Republic of Chile ,
3.13%, 3/27/2025 750,000 806,010
2.55%, 1/27/2032 500,000 503,850
3.63%, 10/30/2042 400,000 417,988
1,727,848
COLOMBIA 0.1%
Republic of Colombia ,
4.50%, 1/28/2026(b) 1,000,000 1,097,720
7.38%, 9/18/2037 225,000 297,112
6.13%, 1/18/2041 200,000 237,494
5.63%, 2/26/2044 500,000 567,455
5.00%, 6/15/2045 700,000 745,787
2,945,568
GERMANY 0.0%
†
FMS Wertmanagement AoeR ,
2.75%, 1/30/2024 600,000 638,944
Foreign Government Securities
Principal
Amount ($) Value ($)
HUNGARY 0.0%
†
Hungary Government Bond ,
5.38%, 3/25/2024 500,000 566,234
7.63%, 3/29/2041(b) 250,000 403,750
969,984
INDONESIA 0.1%
Republic of Indonesia ,
4.10%, 4/24/2028 1,000,000 1,106,550
2.85%, 2/14/2030 500,000 509,011
5.35%, 2/11/2049 200,000 248,537
4.20%, 10/15/2050 200,000 218,950
4.45%, 4/15/2070 200,000 218,739
2,301,787
ISRAEL 0.1%
State of Israel Government
Bond ,
3.15%, 6/30/2023 500,000 528,800
3.25%, 1/17/2028(b) 1,000,000 1,102,500
3.38%, 1/15/2050 200,000 202,000
3.88%, 7/3/2050 200,000 219,826
4.50%, 4/3/2120 200,000 238,198
2,291,324
ITALY 0.0%
†
Italian Republic Government
Bond ,
6.88%, 9/27/2023 251,000 288,208
5.38%, 6/15/2033 291,000 354,286
4.00%, 10/17/2049 400,000 409,162
1,051,656
JAPAN 0.2%
Japan Bank for International
Cooperation ,
2.38%, 11/16/2022 1,000,000 1,033,143
2.50%, 5/23/2024 2,000,000 2,117,738
2.38%, 4/20/2026 500,000 528,256
1.88%, 7/21/2026 500,000 516,347
4,195,484
MEXICO 0.3%
United Mexican States ,
4.00%, 10/2/2023 500,000 538,135
3.75%, 1/11/2028 1,000,000 1,069,280
2.66%, 5/24/2031(b) 700,000 660,156
6.75%, 9/27/2034 996,000 1,273,894
6.05%, 1/11/2040 400,000 480,116
4.75%, 3/8/2044(b) 600,000 632,418
5.55%, 1/21/2045 500,000 576,790
4.60%, 1/23/2046 347,000 354,641
4.35%, 1/15/2047(b) 500,000 495,995
6,081,425
PANAMA 0.1%
Republic of Panama ,
6.70%, 1/26/2036 250,000 336,253
4.30%, 4/29/2053 500,000 536,170
4.50%, 4/1/2056 400,000 437,388

26 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Bond Index Fund
Foreign Government Securities
Principal
Amount ($) Value ($)
PANAMA
Republic of Panama
(continued)
3.87%, 7/23/2060 200,000 197,664
1,507,475
PERU 0.1%
Republic of Peru ,
4.13%, 8/25/2027 750,000 837,600
2.78%, 1/23/2031 500,000 500,105
8.75%, 11/21/2033 500,000 778,750
5.63%, 11/18/2050 300,000 396,870
2,513,325
PHILIPPINES 0.1%
Republic of Philippines ,
4.20%, 1/21/2024 500,000 546,875
9.50%, 2/2/2030 500,000 776,861
7.75%, 1/14/2031 200,000 290,558
6.38%, 10/23/2034 500,000 684,672
3.70%, 2/2/2042 600,000 626,353
2,925,319
POLAND 0.0%
†
Republic of Poland ,
4.00%, 1/22/2024 500,000 547,500
SOUTH KOREA 0.1%
Export-Import Bank of Korea ,
2.38%, 4/21/2027 1,000,000 1,052,450
Republic of Korea ,
5.63%, 11/3/2025(b) 300,000 358,362
4.13%, 6/10/2044(b) 250,000 300,282
1,711,094
SWEDEN 0.1%
Svensk Exportkredit AB ,
1.63%, 11/14/2022 200,000 204,400
0.75%, 4/6/2023 1,000,000 1,009,010
1,213,410
URUGUAY 0.1%
Oriental Republic of Uruguay ,
4.38%, 10/27/2027 1,250,000 1,418,287
5.10%, 6/18/2050 700,000 867,202
2,285,489
Total Foreign Government Securities
(cost $41,383,053)
43,504,819
Mortgage-Backed Securities 27.2%
FHLMC Gold Pool
Pool# J01570
5.50%, 4/1/2021 18 18
Pool# J01771
5.00%, 5/1/2021 330 346
Pool# G18122
5.00%, 6/1/2021 138 145
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# J01980
6.00%, 6/1/2021 272 272
Pool# J03074
5.00%, 7/1/2021 29 30
Pool# C90719
5.00%, 10/1/2023 73,552 81,260
Pool# J09912
4.00%, 6/1/2024 169,720 180,596
Pool# C00351
8.00%, 7/1/2024 153 164
Pool# G13900
5.00%, 12/1/2024 23 24
Pool# D60780
8.00%, 6/1/2025 509 526
Pool# G30267
5.00%, 8/1/2025 34,180 37,793
Pool# E02746
3.50%, 11/1/2025 117,512 125,397
Pool# J13883
3.50%, 12/1/2025 247,678 264,352
Pool# J14732
4.00%, 3/1/2026 129,998 138,811
Pool# E02896
3.50%, 5/1/2026 139,434 148,808
Pool# J18127
3.00%, 3/1/2027 140,894 149,023
Pool# J18702
3.00%, 3/1/2027 135,782 143,600
Pool# J19106
3.00%, 5/1/2027 58,426 61,970
Pool# J20471
3.00%, 9/1/2027 271,851 287,585
Pool# D82854
7.00%, 10/1/2027 151 152
Pool# G14609
3.00%, 11/1/2027 367,460 388,638
Pool# C00566
7.50%, 12/1/2027 605 693
Pool# G15100
2.50%, 7/1/2028 162,259 169,730
Pool# C18271
7.00%, 11/1/2028 1,877 2,082
Pool# C00678
7.00%, 11/1/2028 722 829
Pool# C00836
7.00%, 7/1/2029 440 511
Pool# C31285
7.00%, 9/1/2029 968 1,085
Pool# C31282
7.00%, 9/1/2029 58 60
Pool# G18536
2.50%, 1/1/2030 2,305,131 2,407,368
Pool# C37436
8.00%, 1/1/2030 1,191 1,402
Pool# C36429
7.00%, 2/1/2030 579 598
Pool# C36306
7.00%, 2/1/2030 571 595
Pool# C00921
7.50%, 2/1/2030 825 971

NVIT Bond Index Fund - March 31, 2021 (Unaudited) - Statement of Investments - 27
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G01108
7.00%, 4/1/2030 319 365
Pool# C37703
7.50%, 4/1/2030 630 664
Pool# G18552
3.00%, 5/1/2030 845,338 894,769
Pool# U49055
3.00%, 6/1/2030 91,932 97,536
Pool# J32243
3.00%, 7/1/2030 590,815 627,076
Pool# J32257
3.00%, 7/1/2030 141,788 150,980
Pool# J32255
3.00%, 7/1/2030 113,892 120,891
Pool# C41561
8.00%, 8/1/2030 1,804 1,882
Pool# C01051
8.00%, 9/1/2030 1,505 1,793
Pool# C43550
7.00%, 10/1/2030 1,340 1,385
Pool# C44017
7.50%, 10/1/2030 421 428
Pool# C43967
8.00%, 10/1/2030 3,278 3,292
Pool# C44957
8.00%, 11/1/2030 821 839
Pool# G18578
3.00%, 12/1/2030 282,146 298,624
Pool# J33361
3.00%, 12/1/2030 268,993 284,690
Pool# J33315
3.00%, 12/1/2030 118,647 125,583
Pool# C01103
7.50%, 12/1/2030 691 821
Pool# C46932
7.50%, 1/1/2031 614 637
Pool# G18587
3.00%, 2/1/2031 210,090 222,352
Pool# G18592
3.00%, 3/1/2031 233,214 246,832
Pool# C48206
7.50%, 3/1/2031 1,626 1,632
Pool# C91366
4.50%, 4/1/2031 66,718 73,576
Pool# G18601
3.00%, 5/1/2031 137,702 145,726
Pool# G18605
3.00%, 6/1/2031 79,505 84,139
Pool# J34627
3.00%, 6/1/2031 15,877 16,808
Pool# C91377
4.50%, 6/1/2031 35,565 39,221
Pool# C53324
7.00%, 6/1/2031 1,494 1,596
Pool# C01209
8.00%, 6/1/2031 433 452
Pool# J35107
2.50%, 8/1/2031 128,562 134,631
Pool# G01309
7.00%, 8/1/2031 996 1,146
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G01311
7.00%, 9/1/2031 6,887 7,923
Pool# C01222
7.00%, 9/1/2031 850 1,002
Pool# G01315
7.00%, 9/1/2031 235 272
Pool# J35522
2.50%, 10/1/2031 487,066 506,989
Pool# C60012
7.00%, 11/1/2031 673 695
Pool# C61298
8.00%, 11/1/2031 2,380 2,447
Pool# J35957
2.50%, 12/1/2031 678,006 705,741
Pool# C61105
7.00%, 12/1/2031 5,108 5,536
Pool# C01305
7.50%, 12/1/2031 679 767
Pool# C63171
7.00%, 1/1/2032 4,906 5,613
Pool# V61548
2.50%, 2/1/2032 615,322 645,399
Pool# D99004
3.50%, 3/1/2032 114,672 123,269
Pool# G30577
3.50%, 4/1/2032 245,460 263,866
Pool# G01391
7.00%, 4/1/2032 11,814 13,685
Pool# C01345
7.00%, 4/1/2032 3,959 4,695
Pool# C01370
8.00%, 4/1/2032 982 1,129
Pool# C01381
8.00%, 5/1/2032 11,158 13,145
Pool# C68290
7.00%, 6/1/2032 2,239 2,454
Pool# C68300
7.00%, 6/1/2032 950 953
Pool# D99266
3.50%, 7/1/2032 182,893 197,738
Pool# G01449
7.00%, 7/1/2032 7,461 8,614
Pool# C69908
7.00%, 8/1/2032 23,295 26,526
Pool# C91558
3.50%, 9/1/2032 37,955 41,038
Pool# G16407
2.50%, 1/1/2033 351,389 369,318
Pool# G16408
2.50%, 1/1/2033 249,218 262,171
Pool# G01536
7.00%, 3/1/2033 9,489 11,138
Pool# C01528
5.00%, 4/1/2033 54,659 62,849
Pool# G30646
3.00%, 5/1/2033 226,820 239,280
Pool# G30642
3.00%, 5/1/2033 114,682 120,965
Pool# K90535
3.00%, 5/1/2033 46,176 48,909

28 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G18693
4.00%, 5/1/2033 103,772 111,005
Pool# G18696
3.50%, 7/1/2033 29,276 31,268
Pool# A16419
6.50%, 11/1/2033 14,741 16,552
Pool# C01806
7.00%, 1/1/2034 11,765 12,528
Pool# A21356
6.50%, 4/1/2034 46,704 54,046
Pool# C01851
6.50%, 4/1/2034 23,845 27,943
Pool# A24301
6.50%, 5/1/2034 27,197 30,538
Pool# A22067
6.50%, 5/1/2034 24,279 28,289
Pool# G18737
3.50%, 6/1/2034 201,882 215,275
Pool# A24988
6.50%, 7/1/2034 10,862 12,197
Pool# G01741
6.50%, 10/1/2034 8,444 9,676
Pool# G08023
6.50%, 11/1/2034 18,229 21,611
Pool# A33137
6.50%, 1/1/2035 3,695 4,149
Pool# G01947
7.00%, 5/1/2035 8,587 9,979
Pool# G08073
5.50%, 8/1/2035 87,440 102,363
Pool# A37135
5.50%, 9/1/2035 99,404 115,876
Pool# A47368
5.00%, 10/1/2035 101,377 117,998
Pool# A38531
5.50%, 10/1/2035 195,719 229,134
Pool# A38255
5.50%, 10/1/2035 127,587 149,364
Pool# G08088
6.50%, 10/1/2035 84,353 99,684
Pool# A39759
5.50%, 11/1/2035 7,684 8,934
Pool# A40376
5.50%, 12/1/2035 3,935 4,509
Pool# A42305
5.50%, 1/1/2036 8,494 9,620
Pool# A41548
7.00%, 1/1/2036 11,611 12,184
Pool# G08111
5.50%, 2/1/2036 117,918 138,047
Pool# A43886
5.50%, 3/1/2036 321,863 371,956
Pool# A43885
5.50%, 3/1/2036 214,342 243,195
Pool# A43884
5.50%, 3/1/2036 161,089 182,170
Pool# A48378
5.50%, 3/1/2036 98,344 110,102
Pool# A43861
5.50%, 3/1/2036 47,730 53,703
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G08116
5.50%, 3/1/2036 25,298 29,616
Pool# A48735
5.50%, 5/1/2036 7,007 7,829
Pool# A53039
6.50%, 10/1/2036 44,974 50,499
Pool# G05254
5.00%, 1/1/2037 84,007 97,708
Pool# G04331
5.00%, 2/1/2037 79,277 92,203
Pool# G05941
6.00%, 2/1/2037 397,926 475,453
Pool# G03620
6.50%, 10/1/2037 2,307 2,756
Pool# G03721
6.00%, 12/1/2037 34,766 41,320
Pool# G03969
6.00%, 2/1/2038 38,642 45,387
Pool# C91982
3.50%, 3/1/2038 161,794 171,655
Pool# G04913
5.00%, 3/1/2038 142,494 165,860
Pool# G05299
4.50%, 6/1/2038 135,431 150,862
Pool# G04581
6.50%, 8/1/2038 71,437 81,874
Pool# C92013
3.50%, 9/1/2038 448,467 475,735
Pool# A81674
6.00%, 9/1/2038 217,939 254,232
Pool# G05459
5.50%, 5/1/2039 1,024,943 1,186,671
Pool# G05535
4.50%, 7/1/2039 394,414 442,558
Pool# A89500
4.50%, 10/1/2039 43,658 48,644
Pool# A91165
5.00%, 2/1/2040 1,719,866 2,002,146
Pool# G60342
4.50%, 5/1/2042 412,695 464,879
Pool# G60195
4.00%, 6/1/2042 514,970 567,410
Pool# Q08977
4.00%, 6/1/2042 106,576 117,853
Pool# Q09824
4.00%, 8/1/2042 64,871 71,504
Pool# Q11087
4.00%, 9/1/2042 50,127 53,905
Pool# G07158
3.50%, 10/1/2042 321,574 346,228
Pool# G07163
3.50%, 10/1/2042 235,614 256,248
Pool# Q11532
3.50%, 10/1/2042 175,354 190,677
Pool# Q12051
3.50%, 10/1/2042 153,362 165,866
Pool# Q12052
3.50%, 10/1/2042 67,739 73,470
Pool# C09020
3.50%, 11/1/2042 454,202 492,631

NVIT Bond Index Fund - March 31, 2021 (Unaudited) - Statement of Investments - 29
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G07264
3.50%, 12/1/2042 403,650 436,534
Pool# Q14292
3.50%, 1/1/2043 93,122 101,279
Pool# Q15884
3.00%, 2/1/2043 581,988 619,058
Pool# Q16470
3.00%, 3/1/2043 1,130,347 1,202,427
Pool# V80002
2.50%, 4/1/2043 442,512 458,793
Pool# Q16915
3.00%, 4/1/2043 415,869 442,389
Pool# Q17675
3.50%, 4/1/2043 443,756 482,536
Pool# Q18523
3.50%, 5/1/2043 567,084 612,722
Pool# Q18751
3.50%, 6/1/2043 686,737 744,665
Pool# G07410
3.50%, 7/1/2043 179,288 194,963
Pool# Q20332
3.50%, 7/1/2043 68,024 73,762
Pool# G07459
3.50%, 8/1/2043 590,044 639,811
Pool# G60038
3.50%, 1/1/2044 1,207,396 1,309,079
Pool# Q26869
4.00%, 6/1/2044 624,278 686,914
Pool# G07946
4.00%, 7/1/2044 18,157 20,106
Pool# Q28607
3.50%, 9/1/2044 227,432 245,427
Pool# G61231
3.50%, 9/1/2044 67,743 73,218
Pool# G08609
3.50%, 10/1/2044 224,355 241,306
Pool# Q30833
4.00%, 1/1/2045 25,978 28,481
Pool# G60400
4.50%, 1/1/2045 178,464 199,877
Pool# G07925
4.00%, 2/1/2045 48,880 54,196
Pool# Q34165
4.00%, 6/1/2045 330,573 364,237
Pool# V81873
4.00%, 8/1/2045 233,722 255,453
Pool# G08669
4.00%, 9/1/2045 362,585 396,022
Pool# V82126
3.50%, 12/1/2045 175,714 189,701
Pool# Q38199
3.50%, 1/1/2046 18,189 19,461
Pool# Q38357
4.00%, 1/1/2046 108,834 118,522
Pool# G61365
4.50%, 1/1/2046 67,484 75,180
Pool# G08697
3.00%, 3/1/2046 920,424 965,619
Pool# Q39364
3.50%, 3/1/2046 132,233 142,745
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q39434
3.50%, 3/1/2046 129,458 138,629
Pool# Q39440
4.00%, 3/1/2046 66,088 71,980
Pool# G08704
4.50%, 4/1/2046 35,823 39,759
Pool# Q40097
4.50%, 4/1/2046 3,059 3,341
Pool# G60582
3.50%, 5/1/2046 340,657 367,310
Pool# Q40718
3.50%, 5/1/2046 131,769 141,058
Pool# G08707
4.00%, 5/1/2046 169,497 184,387
Pool# G08708
4.50%, 5/1/2046 25,900 28,653
Pool# Q40728
4.50%, 5/1/2046 2,774 3,028
Pool# Q41548
3.00%, 7/1/2046 118,119 124,774
Pool# Q41903
3.50%, 7/1/2046 186,955 200,011
Pool# Q41491
3.50%, 7/1/2046 17,299 18,452
Pool# Q41407
3.50%, 7/1/2046 9,344 9,897
Pool# G61791
4.00%, 7/1/2046 123,057 135,459
Pool# Q41947
4.50%, 7/1/2046 14,367 15,938
Pool# G08715
3.00%, 8/1/2046 923,938 972,293
Pool# Q42596
3.50%, 8/1/2046 161,193 172,766
Pool# Q42203
3.50%, 8/1/2046 35,161 37,543
Pool# Q42393
3.50%, 8/1/2046 29,146 30,995
Pool# G61237
3.50%, 8/1/2046 27,371 29,583
Pool# Q42680
4.00%, 8/1/2046 7,144 7,759
Pool# G08720
4.50%, 8/1/2046 17,740 19,538
Pool# G61323
3.00%, 9/1/2046 769,129 817,544
Pool# G08721
3.00%, 9/1/2046 511,952 538,593
Pool# V82617
3.50%, 9/1/2046 350,017 376,546
Pool# G08722
3.50%, 9/1/2046 109,853 117,680
Pool# G60733
4.50%, 9/1/2046 166,328 185,132
Pool# G60722
3.00%, 10/1/2046 1,297,786 1,372,159
Pool# Q44035
3.00%, 10/1/2046 745,051 783,633
Pool# G61815
4.00%, 10/1/2046 66,507 72,590

30 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G61257
3.00%, 11/1/2046 1,422,432 1,492,265
Pool# Q44452
3.00%, 11/1/2046 310,511 326,019
Pool# G08732
3.00%, 11/1/2046 91,332 96,615
Pool# Q44473
3.50%, 11/1/2046 39,428 41,939
Pool# Q44223
3.50%, 11/1/2046 27,530 29,329
Pool# G08734
4.00%, 11/1/2046 474,369 516,026
Pool# G08737
3.00%, 12/1/2046 2,975,984 3,129,243
Pool# G60989
3.00%, 12/1/2046 467,455 493,584
Pool# Q45878
3.00%, 12/1/2046 118,345 124,256
Pool# G08738
3.50%, 12/1/2046 2,063,277 2,198,349
Pool# Q45024
3.50%, 12/1/2046 119,098 128,573
Pool# G08741
3.00%, 1/1/2047 804,368 850,138
Pool# G08747
3.00%, 2/1/2047 1,478,946 1,564,352
Pool# G08748
3.50%, 2/1/2047 430,901 459,525
Pool# G08749
4.00%, 2/1/2047 785,687 850,677
Pool# G61890
4.00%, 2/1/2047 52,961 57,623
Pool# G08751
3.50%, 3/1/2047 654,140 695,326
Pool# Q47592
3.50%, 4/1/2047 130,774 138,924
Pool# Q47484
3.50%, 4/1/2047 23,146 24,767
Pool# G60988
3.00%, 5/1/2047 1,588,750 1,679,842
Pool# Q48098
3.50%, 5/1/2047 88,262 94,480
Pool# Q48237
4.50%, 5/1/2047 144,455 158,484
Pool# G61390
3.00%, 6/1/2047 1,054,757 1,111,666
Pool# Q48414
4.50%, 6/1/2047 98,414 107,389
Pool# Q48365
4.50%, 6/1/2047 25,053 27,444
Pool# G08770
3.50%, 7/1/2047 1,364,876 1,453,823
Pool# V83270
3.50%, 7/1/2047 306,011 324,836
Pool# G61339
3.00%, 8/1/2047 267,576 281,355
Pool# G08774
3.50%, 8/1/2047 152,476 161,882
Pool# Q49917
3.50%, 8/1/2047 111,183 118,021
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q53085
3.00%, 9/1/2047 278,349 293,597
Pool# G61295
3.50%, 9/1/2047 550,818 594,327
Pool# G08779
3.50%, 9/1/2047 402,006 426,749
Pool# G61622
3.00%, 10/1/2047 604,519 635,969
Pool# G08785
4.00%, 10/1/2047 46,557 50,243
Pool# Q52075
4.00%, 11/1/2047 296,411 319,737
Pool# V83598
3.50%, 12/1/2047 141,800 150,476
Pool# G67707
3.50%, 1/1/2048 640,034 694,205
Pool# V83909
4.00%, 1/1/2048 373,909 403,360
Pool# G61311
3.50%, 2/1/2048 795,424 844,659
Pool# T65458
3.50%, 2/1/2048 170,444 177,334
Pool# G08801
4.00%, 2/1/2048 259,249 278,861
Pool# Q54460
4.00%, 2/1/2048 206,731 227,775
Pool# G61298
4.00%, 2/1/2048 101,748 111,272
Pool# Q54727
3.50%, 3/1/2048 314,782 334,342
Pool# Q55401
5.00%, 4/1/2048 75,037 83,669
Pool# V84237
3.50%, 5/1/2048 583,218 617,614
Pool# G08813
3.50%, 5/1/2048 63,739 67,381
Pool# G08820
4.50%, 5/1/2048 571,587 624,121
Pool# G08821
5.00%, 5/1/2048 21,974 24,417
Pool# G67712
4.00%, 6/1/2048 186,801 206,508
Pool# G67713
4.00%, 6/1/2048 178,532 195,977
Pool# G08817
4.00%, 6/1/2048 83,763 89,840
Pool# G08818
4.50%, 6/1/2048 302,594 330,187
Pool# Q56472
4.50%, 6/1/2048 67,675 74,316
Pool# Q56473
4.50%, 6/1/2048 65,879 71,999
Pool# G08827
4.50%, 7/1/2048 197,403 215,090
Pool# Q57401
4.50%, 7/1/2048 77,747 85,456
Pool# Q57402
4.50%, 7/1/2048 26,063 28,567
Pool# G08833
5.00%, 7/1/2048 9,706 10,789

NVIT Bond Index Fund - March 31, 2021 (Unaudited) - Statement of Investments - 31
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G08831
4.00%, 8/1/2048 235,448 252,545
Pool# G08836
4.00%, 9/1/2048 944,789 1,012,638
Pool# G67716
4.50%, 10/1/2048 122,017 135,105
Pool# G08843
4.50%, 10/1/2048 72,929 79,541
Pool# V85044
4.00%, 12/1/2048 242,790 263,615
Pool# V85082
4.50%, 12/1/2048 58,499 63,673
Pool# G61846
4.00%, 1/1/2049 5,819 6,241
Pool# V85139
4.50%, 1/1/2049 77,334 84,161
FHLMC Non Gold Pool
Pool# 1B8478
2.75%, 7/1/2041(a) 83,128 88,040
Pool# 2B0108
2.32%, 1/1/2042(a) 9,948 10,073
Pool# 2B1381
2.37%, 6/1/2043(a) 1,442 1,461
FHLMC UMBS Pool
Pool# ZT1998
4.00%, 7/1/2029 112,111 119,323
Pool# SB0383
2.50%, 4/1/2032 1,102,397 1,156,219
Pool# ZS8701
3.50%, 6/1/2033 96,086 102,675
Pool# SB0218
3.00%, 10/1/2033 161,425 170,501
Pool# SB0366
3.50%, 2/1/2034 194,969 210,203
Pool# QN0248
3.00%, 7/1/2034 98,574 104,101
Pool# SB0095
3.50%, 7/1/2034 205,614 221,589
Pool# SB0069
3.00%, 9/1/2034 288,776 307,271
Pool# SB8021
3.00%, 12/1/2034 612,546 646,817
Pool# SB8500
2.50%, 7/1/2035 1,075,766 1,132,843
Pool# SB8505
2.50%, 10/1/2035 3,194,047 3,357,548
Pool# SB8506
2.00%, 2/1/2036 2,505,050 2,581,510
Pool# SB8508
2.00%, 2/1/2036 1,743,847 1,795,806
Pool# RC1826
2.00%, 2/1/2036 504,977 518,684
Pool# RC1887
2.00%, 3/1/2036 925,304 952,421
Pool# QA2237
3.00%, 7/1/2046 1,813,066 1,901,250
Pool# QA2226
3.00%, 7/1/2046 1,118,448 1,172,847
Pool# ZS4693
3.00%, 12/1/2046 1,361,124 1,430,688
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# ZM2339
3.50%, 1/1/2047 281,432 298,778
Pool# ZS4746
3.00%, 12/1/2047 738,437 770,329
Pool# ZA5785
4.50%, 10/1/2048 402,619 437,927
Pool# ZT1321
4.50%, 11/1/2048 531,641 579,123
Pool# ZA6139
4.50%, 12/1/2048 209,766 228,234
Pool# ZA6536
4.00%, 3/1/2049 204,882 219,703
Pool# ZA6380
4.00%, 3/1/2049 160,508 172,103
Pool# ZT1858
4.50%, 4/1/2049 78,226 86,525
Pool# RA1859
3.00%, 12/1/2049 976,840 1,019,601
Pool# SD8045
3.50%, 2/1/2050 301,133 317,851
Pool# SD8051
3.50%, 3/1/2050 416,685 439,783
Pool# QA8965
3.00%, 4/1/2050 995,203 1,038,551
Pool# RA2579
3.00%, 5/1/2050 426,685 452,169
Pool# SD8063
3.50%, 5/1/2050 768,989 812,172
Pool# RA2621
4.00%, 5/1/2050 150,972 161,688
Pool# RA3022
2.50%, 6/1/2050 764,210 785,437
Pool# SD7521
2.50%, 7/1/2050 1,163,049 1,204,609
Pool# SD8074
3.00%, 7/1/2050 3,323,607 3,472,042
Pool# RA3174
3.00%, 7/1/2050 1,087,831 1,146,731
Pool# SD7523
2.50%, 8/1/2050 307,757 317,528
Pool# SD8084
3.00%, 8/1/2050 822,456 858,555
Pool# RA3382
3.00%, 8/1/2050 742,576 787,094
Pool# SD8092
3.00%, 9/1/2050 1,648,649 1,718,771
Pool# SD0514
2.00%, 10/1/2050 1,074,000 1,073,849
Pool# RA3723
2.00%, 10/1/2050 351,000 350,633
Pool# RA3935
2.50%, 11/1/2050 3,690,781 3,796,700
Pool# RA3932
2.50%, 11/1/2050 1,992,730 2,063,544
Pool# RA3934
2.50%, 11/1/2050 1,001,009 1,031,042
Pool# RA3987
2.50%, 11/1/2050 491,067 504,580
Pool# RA4411
2.50%, 1/1/2051 2,560,686 2,633,654

32 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# RA4351
2.50%, 1/1/2051 1,192,054 1,224,388
Pool# RA4410
2.50%, 1/1/2051 896,919 923,919
Pool# RA4652
2.00%, 2/1/2051 3,767,227 3,769,861
Pool# RA4493
2.00%, 2/1/2051 1,713,591 1,712,601
Pool# QB9104
2.00%, 2/1/2051 947,955 947,408
Pool# RA4737
2.00%, 3/1/2051 3,413,578 3,411,606
Pool# RA4718
2.00%, 3/1/2051 1,547,250 1,546,064
Pool# SD8146
2.00%, 4/1/2051 14,191,000 14,174,081
Pool# SD8140
2.00%, 4/1/2051 6,286,000 6,278,505
Pool# SD8141
2.50%, 4/1/2051 775,000 796,022
FNMA Pool
Pool# AC9890
3.21%, 4/1/2040(a) 553,886 582,720
Pool# AC9895
3.44%, 4/1/2040(a) 396,568 403,438
Pool# AJ1249
2.32%, 9/1/2041(a) 89,442 94,473
Pool# AK0714
2.18%, 2/1/2042(a) 10,811 11,054
Pool# AT4250
2.43%, 6/1/2043(a) 29,683 30,847
Pool# BF0203
3.00%, 2/1/2047 737,951 774,300
Pool# BF0206
4.00%, 2/1/2047 461,576 489,213
Pool# BF0200
3.50%, 11/1/2051 300,657 326,912
Pool# BF0171
4.00%, 1/1/2057 257,972 288,930
Pool# BF0184
4.00%, 2/1/2057 291,315 326,275
FNMA UMBS Pool
Pool# 811559
5.50%, 5/1/2021 113 113
Pool# 885440
5.50%, 5/1/2021 24 24
Pool# 879115
5.50%, 5/1/2021 20 20
Pool# 845489
5.50%, 6/1/2021 12 12
Pool# 880950
5.50%, 7/1/2021 193 193
Pool# 870092
5.50%, 8/1/2021 61 62
Pool# 896599
5.50%, 8/1/2021 9 10
Pool# 903350
5.00%, 10/1/2021 72 75
Pool# 894126
5.50%, 10/1/2021 8 8
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 902789
5.50%, 11/1/2021 1,053 1,062
Pool# 906708
5.00%, 12/1/2021 1,316 1,381
Pool# 901509
5.00%, 12/1/2021 365 383
Pool# 928106
5.50%, 2/1/2022 4,021 4,072
Pool# 914385
5.50%, 3/1/2022 76 77
Pool# 913323
5.50%, 4/1/2022 143 144
Pool# 899438
5.50%, 6/1/2022 6,634 6,722
Pool# AA2549
4.00%, 4/1/2024 40,843 43,463
Pool# 934863
4.00%, 6/1/2024 88,892 94,612
Pool# AC1374
4.00%, 8/1/2024 47,909 50,963
Pool# AC1529
4.50%, 9/1/2024 161,657 170,361
Pool# AD0244
4.50%, 10/1/2024 21,276 22,426
Pool# AD4089
4.50%, 5/1/2025 173,133 184,424
Pool# 890216
4.50%, 7/1/2025 38,726 41,131
Pool# AB1609
4.00%, 10/1/2025 108,581 115,667
Pool# AH1361
3.50%, 12/1/2025 95,514 101,883
Pool# AH1518
3.50%, 12/1/2025 46,561 49,674
Pool# AH5616
3.50%, 2/1/2026 269,857 287,938
Pool# AL0298
4.00%, 5/1/2026 217,707 232,378
Pool# AB4277
3.00%, 1/1/2027 371,079 392,407
Pool# AL1391
3.50%, 1/1/2027 5,464 5,831
Pool# AP4746
3.00%, 8/1/2027 102,720 109,159
Pool# AP7855
3.00%, 9/1/2027 548,083 582,488
Pool# AP4640
3.00%, 9/1/2027 62,411 66,316
Pool# AQ5096
3.00%, 11/1/2027 145,235 154,328
Pool# AB6887
3.00%, 11/1/2027 112,494 119,530
Pool# AQ4532
3.00%, 11/1/2027 84,522 89,815
Pool# AQ3758
3.00%, 11/1/2027 61,955 65,832
Pool# AQ7406
3.00%, 11/1/2027 57,736 61,352
Pool# AB6886
3.00%, 11/1/2027 54,640 58,088

NVIT Bond Index Fund - March 31, 2021 (Unaudited) - Statement of Investments - 33
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AQ2884
3.00%, 12/1/2027 48,821 51,877
Pool# AS0487
2.50%, 9/1/2028 290,817 304,462
Pool# 930998
4.50%, 4/1/2029 24,942 27,121
Pool# BM1507
2.50%, 12/1/2029 164,096 171,146
Pool# AL8077
3.50%, 12/1/2029 18,131 19,543
Pool# BM4299
3.00%, 3/1/2030 702,474 741,375
Pool# AS4874
3.00%, 4/1/2030 383,929 407,226
Pool# AS5412
2.50%, 7/1/2030 146,844 153,320
Pool# AS5420
3.00%, 7/1/2030 314,448 333,611
Pool# AL7152
3.50%, 7/1/2030 354,354 382,822
Pool# AS5702
2.50%, 8/1/2030 555,377 579,652
Pool# AZ4898
2.50%, 8/1/2030 452,291 471,855
Pool# AY8448
3.00%, 8/1/2030 1,163,953 1,231,537
Pool# AZ2953
3.00%, 9/1/2030 999,387 1,057,273
Pool# AZ5718
3.00%, 9/1/2030 740,548 782,536
Pool# AS6060
3.00%, 10/1/2030 671,746 710,245
Pool# AZ9234
3.50%, 10/1/2030 40,973 43,923
Pool# BA2993
3.00%, 11/1/2030 172,185 182,072
Pool# AS6174
3.50%, 11/1/2030 21,681 23,356
Pool# AS6272
2.50%, 12/1/2030 208,541 217,730
Pool# AS6295
3.00%, 12/1/2030 312,040 330,022
Pool# BA3545
3.00%, 12/1/2030 131,556 139,179
Pool# AH1515
4.00%, 12/1/2030 287,475 311,113
Pool# AD0716
6.50%, 12/1/2030 853,895 973,853
Pool# BA6532
2.50%, 1/1/2031 175,463 183,128
Pool# BM5016
3.00%, 1/1/2031 459,735 488,551
Pool# AB2121
4.00%, 1/1/2031 44,406 48,056
Pool# AL8060
3.00%, 2/1/2031 322,910 343,743
Pool# MA0641
4.00%, 2/1/2031 212,132 229,525
Pool# 560868
7.50%, 2/1/2031 629 638
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS6799
3.00%, 3/1/2031 259,573 274,490
Pool# BC0774
3.00%, 3/1/2031 146,135 155,666
Pool# AS6919
3.50%, 3/1/2031 17,777 19,149
Pool# BC4410
3.50%, 3/1/2031 17,011 18,189
Pool# BC0320
3.50%, 3/1/2031 11,878 12,813
Pool# BC4430
3.00%, 4/1/2031 46,679 49,508
Pool# AL8566
3.00%, 6/1/2031 156,086 165,904
Pool# AL8565
3.00%, 6/1/2031 152,816 162,793
Pool# AL8561
3.50%, 6/1/2031 159,619 174,159
Pool# AS8028
2.50%, 9/1/2031 595,229 619,349
Pool# AL9378
3.00%, 9/1/2031 74,664 79,721
Pool# MA2775
2.50%, 10/1/2031 1,192,249 1,240,579
Pool# BM1888
2.50%, 10/1/2031 1,120,690 1,168,896
Pool# AS8038
2.50%, 10/1/2031 536,679 558,421
Pool# BC4777
2.50%, 10/1/2031 427,876 445,220
Pool# AL9323
2.50%, 10/1/2031 26,033 27,089
Pool# AS8612
3.00%, 10/1/2031 192,570 203,741
Pool# 607212
7.50%, 10/1/2031 3,339 3,439
Pool# MA0895
3.50%, 11/1/2031 218,923 234,163
Pool# 607632
6.50%, 11/1/2031 56 63
Pool# MA2830
2.50%, 12/1/2031 458,804 477,411
Pool# BM3814
2.50%, 12/1/2031 315,846 328,872
Pool# AS8594
2.50%, 1/1/2032 344,741 361,913
Pool# AS8597
2.50%, 1/1/2032 291,974 305,703
Pool# AS8609
3.00%, 1/1/2032 233,560 247,756
Pool# AL9786
3.00%, 1/1/2032 208,241 222,589
Pool# AL9585
3.50%, 1/1/2032 81,275 88,845
Pool# BM1036
2.50%, 2/1/2032 1,571,641 1,649,689
Pool# BM4624
3.00%, 2/1/2032 240,152 256,142
Pool# AL9872
3.00%, 2/1/2032 173,139 184,738

34 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AL9740
3.00%, 2/1/2032 145,416 155,093
Pool# AL9871
3.00%, 2/1/2032 105,686 112,944
Pool# AS8767
3.00%, 2/1/2032 18,796 20,031
Pool# BM1007
2.50%, 3/1/2032 484,707 504,199
Pool# AL9899
3.00%, 3/1/2032 31,590 33,704
Pool# BM3269
2.50%, 4/1/2032 723,787 752,894
Pool# MA1029
3.50%, 4/1/2032 182,930 198,015
Pool# 545556
7.00%, 4/1/2032 3,116 3,586
Pool# AO2565
3.50%, 5/1/2032 70,447 76,124
Pool# AS9695
3.50%, 5/1/2032 37,082 40,236
Pool# 545605
7.00%, 5/1/2032 4,294 5,001
Pool# BM4088
3.00%, 6/1/2032 301,792 319,205
Pool# AO5103
3.50%, 6/1/2032 185,780 200,778
Pool# 890786
3.50%, 6/1/2032 32,792 35,843
Pool# MA1107
3.50%, 7/1/2032 25,819 27,621
Pool# FM1664
4.00%, 7/1/2032 202,102 215,338
Pool# 651361
7.00%, 7/1/2032 1,099 1,133
Pool# BM1669
3.00%, 8/1/2032 180,323 193,304
Pool# AP1990
3.50%, 8/1/2032 90,783 98,075
Pool# AP1997
3.50%, 8/1/2032 58,434 62,759
Pool# BH5355
3.50%, 8/1/2032 10,522 11,293
Pool# AO7202
3.50%, 9/1/2032 174,975 187,998
Pool# MA1166
3.50%, 9/1/2032 142,977 154,532
Pool# BM5167
3.50%, 9/1/2032 28,736 30,921
Pool# CA0586
2.50%, 10/1/2032 68,203 71,591
Pool# AP3673
3.50%, 10/1/2032 161,696 174,746
Pool# BH9391
3.50%, 10/1/2032 13,945 15,192
Pool# BM3389
3.00%, 11/1/2032 276,730 296,459
Pool# AB6962
3.50%, 11/1/2032 227,207 244,445
Pool# AQ3343
3.50%, 11/1/2032 138,936 150,155
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM3977
3.00%, 12/1/2032 454,797 483,542
Pool# CA0951
3.00%, 12/1/2032 247,272 262,579
Pool# FM1661
2.50%, 1/1/2033 902,438 941,195
Pool# BM4338
2.50%, 1/1/2033 477,458 496,659
Pool# BM3919
3.00%, 2/1/2033 257,641 276,138
Pool# BM3750
3.50%, 3/1/2033 220,003 239,345
Pool# BM4129
3.50%, 4/1/2033 300,280 326,367
Pool# 555346
5.50%, 4/1/2033 43,579 50,612
Pool# 713560
5.50%, 4/1/2033 8,419 9,594
Pool# 694846
6.50%, 4/1/2033 6,978 7,868
Pool# 701261
7.00%, 4/1/2033 301 319
Pool# AB9402
3.00%, 5/1/2033 251,409 266,196
Pool# AB9403
3.00%, 5/1/2033 116,217 122,534
Pool# AB9300
3.00%, 5/1/2033 88,181 93,443
Pool# BM4132
3.50%, 5/1/2033 213,152 232,500
Pool# MA3372
4.00%, 5/1/2033 243,468 260,152
Pool# 555421
5.00%, 5/1/2033 938,894 1,079,151
Pool# MA3393
4.00%, 6/1/2033 106,046 113,101
Pool# MA3427
4.00%, 7/1/2033 83,545 89,109
Pool# 720087
5.50%, 7/1/2033 238,459 278,333
Pool# 728721
5.50%, 7/1/2033 23,187 26,565
Pool# 555684
5.50%, 7/1/2033 7,385 8,605
Pool# MA1527
3.00%, 8/1/2033 964,849 1,022,199
Pool# 743235
5.50%, 10/1/2033 12,701 14,803
Pool# 750229
6.50%, 10/1/2033 22,492 25,281
Pool# FM2154
4.00%, 12/1/2033 417,032 443,978
Pool# 755872
5.50%, 12/1/2033 157,775 183,500
Pool# 725221
5.50%, 1/1/2034 4,022 4,687
Pool# 725223
5.50%, 3/1/2034 468 546
Pool# 725228
6.00%, 3/1/2034 382,874 449,585

NVIT Bond Index Fund - March 31, 2021 (Unaudited) - Statement of Investments - 35
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 725425
5.50%, 4/1/2034 230,644 269,115
Pool# 725423
5.50%, 5/1/2034 22,712 26,482
Pool# 725594
5.50%, 7/1/2034 95,791 111,982
Pool# MA3739
3.50%, 8/1/2034 218,954 233,254
Pool# 788027
6.50%, 9/1/2034 22,676 25,452
Pool# MA3827
2.50%, 11/1/2034 1,081,696 1,125,265
Pool# FM1905
3.00%, 11/1/2034 122,708 130,571
Pool# 807310
7.00%, 11/1/2034 2,038 2,379
Pool# FM2412
3.50%, 1/1/2035 63,824 68,487
Pool# 735141
5.50%, 1/1/2035 300,892 352,084
Pool# 889852
5.50%, 5/1/2035 8,668 10,099
Pool# MA4156
2.50%, 10/1/2035 726,757 756,488
Pool# FM5474
2.50%, 10/1/2035 724,981 754,398
Pool# FM4900
2.00%, 12/1/2035 88,479 90,903
Pool# 256023
6.00%, 12/1/2035 301,266 360,020
Pool# CA8793
2.00%, 2/1/2036 2,130,531 2,191,743
Pool# CA8789
2.00%, 2/1/2036 966,786 993,029
Pool# CA8736
2.00%, 2/1/2036 960,857 989,076
Pool# FM5908
2.00%, 2/1/2036 728,218 750,363
Pool# CA9141
2.00%, 2/1/2036 668,482 688,967
Pool# CA9145
2.00%, 2/1/2036 593,659 609,773
Pool# FM5571
2.00%, 2/1/2036 370,363 381,664
Pool# CA9435
2.00%, 3/1/2036 600,000 616,287
Pool# CA9475
2.00%, 3/1/2036 557,000 572,120
Pool# CA9441
2.50%, 3/1/2036 450,000 473,983
Pool# 745418
5.50%, 4/1/2036 45,527 53,271
Pool# 745516
5.50%, 5/1/2036 25,853 30,238
Pool# 889745
5.50%, 6/1/2036 4,735 5,533
Pool# 995065
5.50%, 9/1/2036 167,111 194,082
Pool# 888635
5.50%, 9/1/2036 107,217 124,952
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 995024
5.50%, 8/1/2037 61,250 71,673
Pool# 995050
6.00%, 9/1/2037 562,723 672,515
Pool# 955194
7.00%, 11/1/2037 39,753 47,225
Pool# 928940
7.00%, 12/1/2037 59,491 66,068
Pool# MA3389
4.00%, 6/1/2038 154,169 166,411
Pool# MA3464
3.50%, 9/1/2038 250,903 265,834
Pool# 990810
7.00%, 10/1/2038 50,769 53,379
Pool# AD8536
5.00%, 8/1/2040 196,216 224,682
Pool# AB1735
3.50%, 11/1/2040 5,199 5,496
Pool# AE9747
4.50%, 12/1/2040 658,773 742,831
Pool# AB2067
3.50%, 1/1/2041 248,101 268,796
Pool# 932888
3.50%, 1/1/2041 187,384 204,880
Pool# AB2068
3.50%, 1/1/2041 130,401 140,912
Pool# 932891
3.50%, 1/1/2041 34,923 38,003
Pool# AL3650
5.00%, 2/1/2041 13,710 15,834
Pool# AL6521
5.00%, 4/1/2041 1,007,013 1,171,453
Pool# AL0390
5.00%, 5/1/2041 390,705 452,330
Pool# AL5863
4.50%, 6/1/2041 2,112,298 2,348,532
Pool# AI9851
4.50%, 9/1/2041 32,600 36,306
Pool# AL0761
5.00%, 9/1/2041 129,024 150,102
Pool# BM3907
5.50%, 9/1/2041 267,419 312,148
Pool# AJ5431
4.50%, 10/1/2041 103,455 117,103
Pool# AJ4861
4.00%, 12/1/2041 128,930 142,704
Pool# AX5316
4.50%, 1/1/2042 60,898 68,285
Pool# AL2499
4.50%, 1/1/2042 25,785 28,724
Pool# AW8167
3.50%, 2/1/2042 794,828 858,941
Pool# AB5185
3.50%, 5/1/2042 359,647 391,028
Pool# AO3575
4.50%, 5/1/2042 47,768 52,282
Pool# AO4647
3.50%, 6/1/2042 728,561 792,143
Pool# AO8036
4.50%, 7/1/2042 394,598 443,227

36 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AP2092
4.50%, 8/1/2042 31,403 34,333
Pool# AP6579
3.50%, 9/1/2042 642,739 698,342
Pool# AL2782
4.50%, 9/1/2042 114,262 129,118
Pool# AB6524
3.50%, 10/1/2042 1,072,506 1,165,879
Pool# AB7074
3.00%, 11/1/2042 576,582 609,953
Pool# AP8785
3.00%, 11/1/2042 205,717 218,710
Pool# AL2677
3.50%, 11/1/2042 626,230 680,867
Pool# AB6786
3.50%, 11/1/2042 374,311 404,677
Pool# MA1273
3.50%, 12/1/2042 302,607 328,085
Pool# AR4210
3.50%, 1/1/2043 146,979 159,310
Pool# AT4040
3.00%, 3/1/2043 154,704 164,488
Pool# AR8213
3.50%, 4/1/2043 158,848 172,663
Pool# AB9238
3.00%, 5/1/2043 888,825 945,091
Pool# AB9237
3.00%, 5/1/2043 658,967 700,682
Pool# AB9236
3.00%, 5/1/2043 202,013 215,065
Pool# AB9362
3.50%, 5/1/2043 931,465 1,012,488
Pool# AT4145
3.00%, 6/1/2043 256,874 273,137
Pool# AB9814
3.00%, 7/1/2043 813,628 865,134
Pool# AT6871
3.00%, 7/1/2043 114,892 120,780
Pool# AS0203
3.00%, 8/1/2043 613,861 652,723
Pool# AS0255
4.50%, 8/1/2043 230,438 256,902
Pool# AS0516
3.00%, 9/1/2043 452,556 479,759
Pool# AL4471
4.00%, 9/1/2043 352,948 390,748
Pool# AL6951
3.50%, 10/1/2043 505,712 547,728
Pool# BM4222
3.00%, 1/1/2044 642,989 683,120
Pool# AS2276
4.50%, 4/1/2044 395,783 440,166
Pool# AW1006
4.00%, 5/1/2044 138,795 153,802
Pool# AL7767
4.50%, 6/1/2044 37,145 41,592
Pool# AS3161
4.00%, 8/1/2044 830,519 914,631
Pool# BM4650
3.00%, 10/1/2044 1,154,016 1,226,273
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA0688
3.50%, 10/1/2044 375,907 407,275
Pool# BC5090
4.00%, 10/1/2044 94,353 103,442
Pool# AS3946
4.00%, 12/1/2044 1,032,868 1,137,859
Pool# AL8303
3.00%, 1/1/2045 207,299 220,235
Pool# BM4384
4.00%, 1/1/2045 383,011 420,915
Pool# BM3611
4.00%, 1/1/2045 322,186 352,974
Pool# BM3804
3.50%, 2/1/2045 131,117 142,003
Pool# AL9555
4.00%, 2/1/2045 2,019,350 2,217,844
Pool# AX9524
4.00%, 2/1/2045 1,083,313 1,200,667
Pool# AS4418
4.00%, 2/1/2045 733,046 812,446
Pool# AS4375
4.00%, 2/1/2045 523,492 580,200
Pool# AL6889
4.50%, 2/1/2045 129,757 146,107
Pool# BM3931
3.00%, 3/1/2045 566,163 601,567
Pool# AY1312
3.50%, 3/1/2045 1,827,411 1,977,814
Pool# AX9567
3.50%, 3/1/2045 92,973 100,165
Pool# BM4975
4.00%, 3/1/2045 183,310 201,661
Pool# AS4578
4.00%, 3/1/2045 136,936 151,770
Pool# BM3664
3.00%, 5/1/2045 637,780 677,614
Pool# AS4921
3.50%, 5/1/2045 911,977 984,155
Pool# AS5012
4.00%, 5/1/2045 1,444,024 1,600,445
Pool# BM5562
4.00%, 6/1/2045 262,800 289,358
Pool# AS5312
3.50%, 7/1/2045 179,085 193,022
Pool# AZ7111
4.00%, 7/1/2045 23,692 25,836
Pool# AZ9866
4.00%, 8/1/2045 19,906 21,762
Pool# AL7207
4.50%, 8/1/2045 155,988 175,643
Pool# AL9634
3.50%, 10/1/2045 123,080 133,312
Pool# BA2164
3.00%, 11/1/2045 154,641 163,298
Pool# AS6311
3.50%, 12/1/2045 1,677,141 1,794,134
Pool# AS6282
3.50%, 12/1/2045 1,391,440 1,498,078
Pool# BC0326
3.50%, 12/1/2045 960,062 1,029,972

NVIT Bond Index Fund - March 31, 2021 (Unaudited) - Statement of Investments - 37
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BC0092
3.50%, 12/1/2045 92,782 99,520
Pool# BC0475
3.50%, 12/1/2045 63,310 68,194
Pool# AS6362
4.50%, 12/1/2045 27,909 30,767
Pool# AS6474
3.50%, 1/1/2046 303,971 330,164
Pool# AS6539
3.50%, 1/1/2046 275,248 298,942
Pool# AL9849
3.50%, 1/1/2046 173,599 188,045
Pool# AS6527
4.00%, 1/1/2046 246,751 268,752
Pool# BC0178
4.50%, 1/1/2046 4,584 5,045
Pool# BC1158
3.50%, 2/1/2046 1,301,294 1,395,696
Pool# BC2667
4.00%, 2/1/2046 35,583 38,655
Pool# BC0605
4.00%, 2/1/2046 27,104 29,601
Pool# AL9781
4.50%, 2/1/2046 316,322 353,105
Pool# BC0300
3.50%, 3/1/2046 1,015,791 1,086,457
Pool# BM4621
3.50%, 3/1/2046 436,621 471,546
Pool# AS6833
3.50%, 3/1/2046 21,776 23,314
Pool# AS6795
4.00%, 3/1/2046 161,037 174,517
Pool# BA6972
4.00%, 3/1/2046 49,091 53,741
Pool# BC0311
4.50%, 3/1/2046 3,376 3,715
Pool# BC0823
3.50%, 4/1/2046 190,015 203,640
Pool# BA7692
3.50%, 4/1/2046 15,308 16,479
Pool# AS7026
4.00%, 4/1/2046 118,623 128,999
Pool# AS7171
3.50%, 5/1/2046 61,678 65,846
Pool# AS7251
4.00%, 5/1/2046 20,541 22,324
Pool# AS7387
3.50%, 6/1/2046 172,265 183,702
Pool# AL8833
4.00%, 6/1/2046 864,575 957,440
Pool# AS7593
3.50%, 7/1/2046 845,510 909,440
Pool# AS7594
3.50%, 7/1/2046 812,435 873,685
Pool# AS7545
3.50%, 7/1/2046 257,792 274,600
Pool# AL8824
3.50%, 7/1/2046 197,931 214,970
Pool# AS7490
3.50%, 7/1/2046 127,171 137,205
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BC1452
4.00%, 7/1/2046 1,478,275 1,606,754
Pool# BD5180
4.50%, 7/1/2046 7,440 8,192
Pool# MA2705
3.00%, 8/1/2046 758,874 798,395
Pool# BC1489
3.00%, 8/1/2046 147,921 156,696
Pool# BD4890
3.50%, 8/1/2046 1,020,709 1,089,402
Pool# BC9501
3.50%, 8/1/2046 25,267 26,972
Pool# AS7760
4.00%, 8/1/2046 170,635 186,743
Pool# AS7648
4.00%, 8/1/2046 99,895 108,248
Pool# AS7795
4.00%, 8/1/2046 75,095 81,462
Pool# BD3911
4.00%, 8/1/2046 23,459 25,554
Pool# BD3923
4.00%, 8/1/2046 12,864 14,002
Pool# AS7770
4.50%, 8/1/2046 51,560 56,731
Pool# BD5232
4.50%, 8/1/2046 8,786 9,730
Pool# AL8947
3.50%, 9/1/2046 238,178 256,894
Pool# BD4944
3.50%, 9/1/2046 51,046 54,490
Pool# AL9263
3.00%, 10/1/2046 227,394 240,313
Pool# AL9234
3.50%, 10/1/2046 92,362 100,457
Pool# BM3932
3.50%, 10/1/2046 67,660 72,363
Pool# AS8125
3.50%, 10/1/2046 61,777 66,376
Pool# FM1871
4.00%, 10/1/2046 148,964 164,014
Pool# BC4766
4.50%, 10/1/2046 46,961 51,910
Pool# AS8154
4.50%, 10/1/2046 25,710 28,260
Pool# FM1368
3.00%, 11/1/2046 1,532,200 1,610,487
Pool# MA2806
3.00%, 11/1/2046 489,418 517,063
Pool# BC9003
3.00%, 11/1/2046 189,331 200,142
Pool# AS8369
3.50%, 11/1/2046 678,745 730,106
Pool# BE5067
3.50%, 11/1/2046 498,751 535,415
Pool# BE0065
3.50%, 11/1/2046 15,698 16,871
Pool# BE5038
4.00%, 11/1/2046 15,466 17,229
Pool# MA2833
3.00%, 12/1/2046 4,012,452 4,241,672

38 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS8483
3.00%, 12/1/2046 932,927 984,500
Pool# BC9067
3.00%, 12/1/2046 405,156 427,270
Pool# AS8488
3.00%, 12/1/2046 317,847 335,972
Pool# AS8509
3.00%, 12/1/2046 98,862 104,837
Pool# BM1121
3.50%, 12/1/2046 721,449 780,035
Pool# AS8492
3.50%, 12/1/2046 652,850 709,461
Pool# AS8572
3.50%, 12/1/2046 551,483 586,600
Pool# AS8417
3.50%, 12/1/2046 472,945 503,030
Pool# BE4224
3.50%, 12/1/2046 21,474 22,847
Pool# AS8650
3.00%, 1/1/2047 1,592,972 1,672,932
Pool# AL9697
3.00%, 1/1/2047 819,847 866,630
Pool# AS8647
3.00%, 1/1/2047 584,107 616,980
Pool# BE5775
3.00%, 1/1/2047 551,418 581,296
Pool# AL9774
3.50%, 1/1/2047 416,236 454,875
Pool# BM3204
3.50%, 1/1/2047 345,989 376,013
Pool# AS8692
3.50%, 1/1/2047 317,842 338,424
Pool# BD2440
3.50%, 1/1/2047 291,652 310,420
Pool# BD2450
3.50%, 1/1/2047 222,873 237,551
Pool# BE6548
3.50%, 1/1/2047 97,705 104,002
Pool# BE7115
4.50%, 1/1/2047 17,375 19,241
Pool# BE5856
4.50%, 1/1/2047 11,432 12,567
Pool# BE6503
4.50%, 1/1/2047 7,116 7,813
Pool# BM3908
5.50%, 1/1/2047 55,050 64,398
Pool# MA2895
3.00%, 2/1/2047 4,907,192 5,187,797
Pool# BM3688
3.50%, 2/1/2047 663,975 710,781
Pool# BD5046
3.50%, 2/1/2047 123,990 131,768
Pool# BM5274
4.00%, 2/1/2047 132,723 144,209
Pool# BE8495
4.50%, 2/1/2047 8,884 9,824
Pool# BE7869
4.50%, 2/1/2047 4,017 4,397
Pool# AL9859
3.00%, 3/1/2047 1,516,150 1,599,565
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AL9848
3.00%, 3/1/2047 486,569 511,052
Pool# BM5383
4.00%, 3/1/2047 71,014 77,842
Pool# AS8966
4.00%, 3/1/2047 66,862 72,245
Pool# AS8979
4.50%, 3/1/2047 77,041 85,060
Pool# BE9247
4.50%, 3/1/2047 7,792 8,605
Pool# BM3707
2.50%, 4/1/2047 231,624 238,677
Pool# AS9463
3.50%, 4/1/2047 219,644 236,941
Pool# AS9451
3.50%, 4/1/2047 180,459 191,359
Pool# BD7122
4.00%, 4/1/2047 869,773 940,234
Pool# AS9467
4.00%, 4/1/2047 369,538 401,841
Pool# AS9470
4.50%, 4/1/2047 265,180 292,775
Pool# BH0304
4.50%, 4/1/2047 13,693 15,005
Pool# AS9562
3.00%, 5/1/2047 92,403 97,033
Pool# BM3237
3.50%, 5/1/2047 492,211 531,334
Pool# AS9577
3.50%, 5/1/2047 206,819 222,683
Pool# BM1268
4.00%, 5/1/2047 387,685 423,047
Pool# BE3670
3.50%, 6/1/2047 280,992 298,294
Pool# AS9794
3.50%, 6/1/2047 182,767 197,366
Pool# AS9747
4.00%, 6/1/2047 1,031,485 1,124,994
Pool# BM3549
4.00%, 6/1/2047 425,277 461,705
Pool# BE3702
4.00%, 6/1/2047 172,944 186,840
Pool# BM1295
4.50%, 6/1/2047 183,474 202,646
Pool# BE9624
4.50%, 6/1/2047 28,278 30,975
Pool# BM3801
3.00%, 7/1/2047 823,877 865,153
Pool# AS9938
3.50%, 7/1/2047 179,877 194,979
Pool# BM1551
3.50%, 7/1/2047 171,765 185,496
Pool# AS9909
3.50%, 7/1/2047 89,652 96,751
Pool# BM1492
4.00%, 7/1/2047 763,104 829,681
Pool# AS9973
4.00%, 7/1/2047 65,508 70,457
Pool# 890673
3.00%, 8/1/2047 415,991 437,082

NVIT Bond Index Fund - March 31, 2021 (Unaudited) - Statement of Investments - 39
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA3087
3.50%, 8/1/2047 423,339 449,167
Pool# CA0240
3.50%, 8/1/2047 228,740 242,048
Pool# BM1658
3.50%, 8/1/2047 150,199 161,371
Pool# BH7375
3.50%, 8/1/2047 126,640 134,474
Pool# CA0123
4.00%, 8/1/2047 582,728 640,116
Pool# BH2597
4.00%, 8/1/2047 472,730 509,816
Pool# BH5359
4.00%, 8/1/2047 235,188 256,756
Pool# CA0133
4.00%, 8/1/2047 98,857 106,600
Pool# BM5787
4.00%, 8/1/2047 23,448 25,428
Pool# CA0407
3.50%, 9/1/2047 391,659 415,270
Pool# BH4004
4.00%, 9/1/2047 415,775 448,160
Pool# CA0392
4.00%, 9/1/2047 189,282 203,572
Pool# BM3556
4.00%, 9/1/2047 172,288 191,306
Pool# CA0265
4.00%, 9/1/2047 60,312 65,068
Pool# CA0487
3.50%, 10/1/2047 1,006,439 1,066,225
Pool# BM1959
3.50%, 10/1/2047 476,957 517,294
Pool# CA0493
4.00%, 10/1/2047 473,347 509,685
Pool# CA0549
4.00%, 10/1/2047 364,333 391,178
Pool# BM3015
4.00%, 10/1/2047 205,505 227,246
Pool# CA0496
4.50%, 10/1/2047 232,226 258,580
Pool# CA0623
4.50%, 10/1/2047 76,937 84,423
Pool# CA0693
3.50%, 11/1/2047 654,466 694,386
Pool# CA0680
3.50%, 11/1/2047 237,905 257,878
Pool# BM3358
3.50%, 11/1/2047 217,046 235,312
Pool# CA0696
4.00%, 11/1/2047 843,719 906,387
Pool# BM3191
4.00%, 11/1/2047 156,705 169,301
Pool# CA0808
4.00%, 11/1/2047 144,676 156,213
Pool# BM3379
3.00%, 12/1/2047 697,432 736,674
Pool# BJ2492
3.50%, 12/1/2047 391,870 416,241
Pool# MA3211
4.00%, 12/1/2047 1,144,487 1,234,977
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BJ1699
4.00%, 12/1/2047 273,659 300,477
Pool# MA3238
3.50%, 1/1/2048 631,326 669,691
Pool# CA0991
3.50%, 1/1/2048 466,802 505,993
Pool# CA1015
4.00%, 1/1/2048 424,010 457,177
Pool# CA1025
4.50%, 1/1/2048 694,021 758,908
Pool# CA1189
3.50%, 2/1/2048 2,387,829 2,535,247
Pool# BH9280
3.50%, 2/1/2048 1,036,995 1,118,444
Pool# CA1242
3.50%, 2/1/2048 208,413 226,771
Pool# MA3277
4.00%, 2/1/2048 25,556 27,493
Pool# BJ8271
4.50%, 2/1/2048 686,334 754,641
Pool# BJ8270
4.50%, 2/1/2048 429,854 475,859
Pool# BK1586
4.50%, 2/1/2048 338,461 374,686
Pool# BJ8269
4.50%, 2/1/2048 312,903 348,376
Pool# CA4341
3.00%, 3/1/2048 199,863 208,950
Pool# MA3305
3.50%, 3/1/2048 69,795 74,021
Pool# BK1972
4.50%, 3/1/2048 92,531 102,299
Pool# BJ0640
5.00%, 3/1/2048 27,378 30,454
Pool# CA1510
3.50%, 4/1/2048 183,522 194,565
Pool# CA1531
3.50%, 4/1/2048 165,200 179,753
Pool# CA1551
4.00%, 4/1/2048 1,302,542 1,400,261
Pool# CA1560
4.50%, 4/1/2048 226,604 251,608
Pool# BJ2681
5.00%, 4/1/2048 95,552 106,190
Pool# MA3348
5.00%, 4/1/2048 13,930 15,487
Pool# BM4024
3.50%, 5/1/2048 110,531 120,267
Pool# MA3358
4.50%, 5/1/2048 382,193 415,715
Pool# MA3374
5.00%, 5/1/2048 31,083 34,558
Pool# CA1898
4.50%, 6/1/2048 246,381 274,313
Pool# CA1951
4.00%, 7/1/2048 307,300 330,003
Pool# BK6577
4.50%, 7/1/2048 37,346 40,765
Pool# CA1988
4.50%, 7/1/2048 9,816 10,710

40 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BK4766
4.50%, 8/1/2048 409,081 451,668
Pool# CA2376
4.00%, 9/1/2048 374,190 401,597
Pool# MA3472
5.00%, 9/1/2048 34,848 38,588
Pool# MA3495
4.00%, 10/1/2048 435,542 467,074
Pool# CA2493
4.50%, 10/1/2048 205,435 224,055
Pool# BM4664
4.50%, 10/1/2048 158,468 175,430
Pool# BM5024
3.00%, 11/1/2048 1,064,980 1,109,723
Pool# FM1001
3.50%, 11/1/2048 83,950 88,852
Pool# MA3521
4.00%, 11/1/2048 450,478 482,952
Pool# MA3536
4.00%, 12/1/2048 341,788 366,727
Pool# BN0340
4.50%, 12/1/2048 532,864 580,214
Pool# CA2779
4.50%, 12/1/2048 518,512 572,529
Pool# BM5212
4.50%, 12/1/2048 170,594 185,849
Pool# FM2888
3.50%, 1/1/2049 2,884,364 3,043,221
Pool# BN3944
4.00%, 1/1/2049 185,388 201,299
Pool# BN3960
4.50%, 1/1/2049 336,510 366,663
Pool# BN6135
4.00%, 2/1/2049 189,867 203,692
Pool# FM2337
4.50%, 2/1/2049 638,309 692,714
Pool# CA3387
4.00%, 4/1/2049 547,769 600,146
Pool# CA3394
5.00%, 4/1/2049 68,084 75,717
Pool# CA3489
4.00%, 5/1/2049 408,937 448,038
Pool# MA3665
4.50%, 5/1/2049 554,974 604,634
Pool# FM1051
4.50%, 5/1/2049 354,689 386,594
Pool# CA3669
4.00%, 6/1/2049 584,810 635,799
Pool# CA3639
4.00%, 6/1/2049 235,995 256,250
Pool# CA3825
4.00%, 7/1/2049 461,744 508,780
Pool# CA3844
4.50%, 7/1/2049 265,018 288,604
Pool# CA4030
4.00%, 8/1/2049 1,136,107 1,219,094
Pool# CA4035
4.50%, 8/1/2049 313,977 342,024
Pool# BO2258
3.00%, 10/1/2049 1,493,445 1,559,103
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BO5494
3.00%, 11/1/2049 168,030 175,357
Pool# MA3835
3.50%, 11/1/2049 306,569 323,702
Pool# MA3836
4.00%, 11/1/2049 445,085 477,122
Pool# BO6220
3.00%, 12/1/2049 1,641,052 1,713,260
Pool# BO6225
3.00%, 12/1/2049 1,333,135 1,390,898
Pool# BO5380
3.00%, 12/1/2049 205,763 214,750
Pool# MA3873
4.00%, 12/1/2049 322,854 346,087
Pool# FM2432
3.00%, 2/1/2050 1,491,814 1,557,956
Pool# CA5152
3.00%, 2/1/2050 434,067 456,163
Pool# MA3939
3.50%, 2/1/2050 851,675 899,362
Pool# FM2887
3.00%, 3/1/2050 831,031 870,991
Pool# FM0077
3.00%, 3/1/2050 201,659 212,907
Pool# CA5510
3.00%, 4/1/2050 755,601 794,606
Pool# MA4020
3.00%, 5/1/2050 2,427,839 2,529,377
Pool# CA5754
4.00%, 5/1/2050 99,949 107,336
Pool# CA6317
3.00%, 7/1/2050 805,254 846,823
Pool# CA6598
2.50%, 8/1/2050 1,247,030 1,286,262
Pool# BQ4909
2.00%, 9/1/2050 2,238,676 2,236,007
Pool# CA6985
2.00%, 9/1/2050 1,192,646 1,193,063
Pool# FM4226
2.50%, 9/1/2050 3,083,621 3,176,717
Pool# FM4231
2.50%, 9/1/2050 3,024,481 3,107,092
Pool# FM4222
2.50%, 9/1/2050 695,187 722,563
Pool# CA7029
2.50%, 9/1/2050 632,484 657,819
Pool# CA7572
2.50%, 10/1/2050 4,707,572 4,886,058
Pool# CA7368
2.50%, 10/1/2050 1,860,696 1,914,092
Pool# CA7369
2.50%, 10/1/2050 1,559,104 1,603,846
Pool# MA4159
Pool# CA7573
2.50%, 11/1/2050 6,932,143 7,189,585
Pool# FM4859
2.50%, 11/1/2050 1,471,098 1,518,281
Pool# FM4808
2.50%, 11/1/2050 1,141,810 1,172,999

NVIT Bond Index Fund - March 31, 2021 (Unaudited) - Statement of Investments - 41
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA4210
2.50%, 12/1/2050 9,278,774 9,530,460
Pool# CA8442
2.00%, 1/1/2051 2,585,694 2,585,787
Pool# FM6031
2.00%, 2/1/2051 3,158,045 3,161,148
Pool# CA8823
2.00%, 2/1/2051 1,389,239 1,388,436
Pool# CA8893
2.00%, 2/1/2051 1,347,121 1,346,343
Pool# BQ9747
2.00%, 2/1/2051 998,122 997,545
Pool# CA8954
2.50%, 2/1/2051 1,886,550 1,940,149
Pool# CA8866
2.50%, 2/1/2051 995,816 1,023,492
Pool# FM6554
2.00%, 3/1/2051 2,434,000 2,432,654
Pool# FM6569
2.50%, 3/1/2051 2,979,000 3,059,805
Pool# CB0235
2.00%, 4/1/2051 1,552,000 1,551,103
Pool# BR7647
2.00%, 4/1/2051 322,000 321,618
Pool# MA4306
2.50%, 4/1/2051 1,037,000 1,065,129
Pool# BR7703
2.50%, 4/1/2051 553,000 568,000
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
1.50%, 4/25/2036 7,675,000 7,709,650
2.00%, 4/25/2036 6,657,000 6,831,896
2.50%, 4/25/2036 1,741,000 1,811,388
3.00%, 4/25/2036 602,663 636,398
3.50%, 4/25/2036 1,293,000 1,378,691
4.00%, 4/25/2036 143,000 152,267
4.50%, 4/25/2036 215,000 225,775
5.00%, 4/25/2036 35,000 36,782
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
1.50%, 4/25/2051 11,450,000 11,061,774
2.00%, 4/25/2051 8,733,000 8,716,626
2.50%, 4/25/2051 2,518,000 2,583,901
4.00%, 4/25/2051 1,825,000 1,958,025
4.50%, 4/25/2051 25,000 27,215
2.00%, 5/25/2051 6,000,000 5,977,734
GNMA I Pool
Pool# 376510
7.00%, 5/15/2024 385 406
Pool# 457801
7.00%, 8/15/2028 1,879 2,046
Pool# 486936
6.50%, 2/15/2029 862 976
Pool# 502969
6.00%, 3/15/2029 2,769 3,119
Pool# 487053
7.00%, 3/15/2029 851 938
Pool# 781014
6.00%, 4/15/2029 1,970 2,221
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 509099
7.00%, 6/15/2029 2,847 2,930
Pool# 470643
7.00%, 7/15/2029 7,477 7,699
Pool# 434505
7.50%, 8/15/2029 49 50
Pool# 416538
7.00%, 10/15/2029 44 44
Pool# 781124
7.00%, 12/15/2029 6,402 7,472
Pool# 507396
7.50%, 9/15/2030 36,409 38,065
Pool# 531352
7.50%, 9/15/2030 2,307 2,386
Pool# 536334
7.50%, 10/15/2030 164 169
Pool# 540659
7.00%, 1/15/2031 758 768
Pool# 486019
7.50%, 1/15/2031 844 881
Pool# 535388
7.50%, 1/15/2031 519 529
Pool# 528589
6.50%, 3/15/2031 18,384 20,529
Pool# 508473
7.50%, 4/15/2031 3,542 3,823
Pool# 544470
8.00%, 4/15/2031 2,039 2,048
Pool# 781287
7.00%, 5/15/2031 2,958 3,476
Pool# 781319
7.00%, 7/15/2031 909 1,085
Pool# 485879
7.00%, 8/15/2031 6,775 7,631
Pool# 572554
6.50%, 9/15/2031 40,412 45,284
Pool# 781328
7.00%, 9/15/2031 2,902 3,396
Pool# 550991
6.50%, 10/15/2031 485 542
Pool# 571267
7.00%, 10/15/2031 741 830
Pool# 555171
6.50%, 12/15/2031 1,198 1,337
Pool# 781380
7.50%, 12/15/2031 952 1,138
Pool# 781481
7.50%, 1/15/2032 4,191 5,049
Pool# 580972
6.50%, 2/15/2032 171 193
Pool# 781401
7.50%, 2/15/2032 2,888 3,461
Pool# 781916
6.50%, 3/15/2032 43,387 49,956
Pool# 552474
7.00%, 3/15/2032 4,454 5,142
Pool# 781478
7.50%, 3/15/2032 1,708 2,054
Pool# 781429
8.00%, 3/15/2032 2,917 3,436

42 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 781431
7.00%, 4/15/2032 11,226 13,404
Pool# 552616
7.00%, 6/15/2032 36,394 41,746
Pool# 570022
7.00%, 7/15/2032 13,670 16,021
Pool# 595077
6.00%, 10/15/2032 5,584 6,690
Pool# 552903
6.50%, 11/15/2032 90,685 104,805
Pool# 552952
6.00%, 12/15/2032 4,950 5,698
Pool# 602102
6.00%, 2/15/2033 14,272 16,058
Pool# 588192
6.00%, 2/15/2033 3,947 4,465
Pool# 553144
5.50%, 4/15/2033 16,657 19,231
Pool# 604243
6.00%, 4/15/2033 7,876 9,437
Pool# 611526
6.00%, 5/15/2033 8,001 8,993
Pool# 553320
6.00%, 6/15/2033 21,215 25,454
Pool# 573916
6.00%, 11/15/2033 22,806 25,608
Pool# 604788
6.50%, 11/15/2033 52,801 59,237
Pool# 781688
6.00%, 12/15/2033 28,267 33,896
Pool# 604875
6.00%, 12/15/2033 23,787 28,529
Pool# 781690
6.00%, 12/15/2033 11,013 13,209
Pool# 781699
7.00%, 12/15/2033 3,857 4,406
Pool# 621856
6.00%, 1/15/2034 8,868 9,963
Pool# 564799
6.00%, 3/15/2034 15,461 17,370
Pool# 630038
6.50%, 8/15/2034 61,966 70,531
Pool# 781804
6.00%, 9/15/2034 31,236 37,431
Pool# 781847
6.00%, 12/15/2034 21,581 25,697
Pool# 486921
5.50%, 2/15/2035 9,009 10,428
Pool# 781902
6.00%, 2/15/2035 26,781 31,799
Pool# 781933
6.00%, 6/15/2035 3,144 3,745
Pool# 649513
5.50%, 10/15/2035 225,002 255,939
Pool# 649510
5.50%, 10/15/2035 89,271 102,690
Pool# 652207
5.50%, 3/15/2036 42,170 46,854
Pool# 655519
5.00%, 5/15/2036 19,654 22,163
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 652539
5.00%, 5/15/2036 9,320 10,502
Pool# 606308
5.50%, 5/15/2036 9,665 10,886
Pool# 606314
5.50%, 5/15/2036 6,962 7,730
Pool# 657912
6.50%, 8/15/2036 4,448 4,967
Pool# 697957
4.50%, 3/15/2039 762,422 858,506
Pool# 704630
5.50%, 7/15/2039 34,233 39,230
Pool# 710724
4.50%, 8/15/2039 261,281 295,079
Pool# 722292
5.00%, 9/15/2039 448,694 522,782
Pool# 782803
6.00%, 11/15/2039 256,867 301,435
Pool# 736666
4.50%, 4/15/2040 579,156 650,459
Pool# 733312
4.00%, 9/15/2040 65,913 72,978
Pool# 742235
4.00%, 12/15/2040 155,834 172,606
Pool# 759075
4.00%, 1/15/2041 135,977 151,141
Pool# 755958
4.00%, 1/15/2041 130,167 144,200
Pool# 755959
4.00%, 1/15/2041 125,759 139,867
Pool# 742244
4.00%, 1/15/2041 108,511 119,241
Pool# 753826
4.00%, 1/15/2041 61,995 68,682
Pool# 690662
4.00%, 1/15/2041 44,731 49,131
Pool# 719486
4.00%, 1/15/2041 14,569 15,646
Pool# 759207
4.00%, 2/15/2041 234,982 261,221
Pool# 757555
4.00%, 2/15/2041 27,354 29,852
Pool# 757557
4.00%, 2/15/2041 22,463 24,352
Pool# 738107
4.00%, 3/15/2041 301,203 333,679
Pool# 784637
4.00%, 8/15/2041 99,027 110,710
Pool# 778869
4.00%, 2/15/2042 158,247 174,333
Pool# 783745
3.50%, 3/15/2043 963,480 1,109,637
Pool# AD8789
3.50%, 3/15/2043 529,628 568,509
Pool# AD2254
3.50%, 3/15/2043 101,658 108,981
Pool# AA6403
3.00%, 5/15/2043 704,524 746,541
Pool# AD2411
3.50%, 5/15/2043 448,285 480,577

NVIT Bond Index Fund - March 31, 2021 (Unaudited) - Statement of Investments - 43
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 783781
3.50%, 6/15/2043 363,095 391,667
Pool# 784015
3.00%, 7/15/2043 136,617 143,873
Pool# 784459
3.00%, 12/15/2046 329,838 344,974
Pool# 784293
3.00%, 12/15/2046 62,089 69,209
Pool# 784355
4.00%, 12/15/2046 163,548 178,570
Pool# 784500
3.00%, 2/15/2047 594,950 621,582
Pool# 784713
3.00%, 2/15/2047 138,411 144,894
Pool# 784458
3.50%, 12/15/2047 1,242,945 1,426,703
Pool# 784747
4.00%, 5/15/2048 228,772 245,606
Pool# 784715
4.00%, 5/15/2048 163,095 174,795
Pool# 785073
4.00%, 9/15/2049 190,934 205,627
GNMA II Pool
Pool# 3851
5.50%, 5/20/2036 331,055 379,618
Pool# 4245
6.00%, 9/20/2038 126,393 144,965
Pool# 4559
5.00%, 10/20/2039 303,931 349,265
Pool# 4715
5.00%, 6/20/2040 77,195 88,711
Pool# 4747
5.00%, 7/20/2040 889,370 1,022,046
Pool# 4771
4.50%, 8/20/2040 752,664 842,523
Pool# 4802
5.00%, 9/20/2040 579,857 666,362
Pool# 4834
4.50%, 10/20/2040 193,397 216,865
Pool# 737727
4.00%, 12/20/2040 1,075,309 1,187,526
Pool# 737730
4.00%, 12/20/2040 356,734 394,136
Pool# 4923
4.50%, 1/20/2041 302,651 343,822
Pool# 4978
4.50%, 3/20/2041 43,488 48,766
Pool# 5017
4.50%, 4/20/2041 458,892 514,583
Pool# 5056
5.00%, 5/20/2041 144,048 165,539
Pool# 5082
4.50%, 6/20/2041 175,136 196,392
Pool# 5175
4.50%, 9/20/2041 201,642 226,115
Pool# 675523
3.50%, 3/20/2042 219,376 238,146
Pool# 5332
4.00%, 3/20/2042 200,742 224,068
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA0392
3.50%, 9/20/2042 1,824,837 1,982,050
Pool# MA0462
3.50%, 10/20/2042 1,443,431 1,565,531
Pool# MA0534
3.50%, 11/20/2042 3,260,564 3,541,089
Pool# MA0625
3.50%, 12/20/2042 679,903 738,399
Pool# MA0698
3.00%, 1/20/2043 736,293 786,403
Pool# MA0852
3.50%, 3/20/2043 751,346 815,987
Pool# MA0934
3.50%, 4/20/2043 689,140 748,470
Pool# AF1001
3.50%, 6/20/2043 545,417 595,555
Pool# MA1376
4.00%, 10/20/2043 329,410 359,863
Pool# AJ9335
3.50%, 10/20/2044 70,465 76,474
Pool# MA2754
3.50%, 4/20/2045 548,194 587,321
Pool# MA2824
2.50%, 5/20/2045 544,546 567,990
Pool# MA2825
3.00%, 5/20/2045 1,161,878 1,229,386
Pool# AM4381
3.50%, 5/20/2045 660,077 706,003
Pool# MA2891
3.00%, 6/20/2045 1,966,317 2,082,779
Pool# MA2960
3.00%, 7/20/2045 660,818 700,155
Pool# 784156
4.00%, 8/20/2045 290,572 315,416
Pool# AO1103
3.50%, 9/20/2045 976,843 1,060,186
Pool# AO1099
3.50%, 9/20/2045 511,497 555,156
Pool# MA3106
4.00%, 9/20/2045 162,673 178,596
Pool# MA3172
3.00%, 10/20/2045 316,887 335,860
Pool# MA3173
3.50%, 10/20/2045 228,827 245,166
Pool# MA3174
4.00%, 10/20/2045 20,051 21,971
Pool# MA3243
3.00%, 11/20/2045 591,017 625,374
Pool# MA3244
3.50%, 11/20/2045 586,698 628,593
Pool# 784098
3.00%, 12/20/2045 1,157,307 1,225,714
Pool# MA3309
3.00%, 12/20/2045 1,013,409 1,072,879
Pool# MA3310
3.50%, 12/20/2045 439,556 470,984
Pool# 784111
3.00%, 1/20/2046 632,624 670,645
Pool# MA3377
4.00%, 1/20/2046 89,860 98,525

44 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# 784119
3.00%, 2/20/2046 1,175,669 1,245,164
Pool# 784115
3.00%, 2/20/2046 53,760 56,937
Pool# MA3520
3.00%, 3/20/2046 831,245 879,960
Pool# MA3521
3.50%, 3/20/2046 1,595,706 1,706,264
Pool# MA3522
4.00%, 3/20/2046 609,321 669,578
Pool# MA3596
3.00%, 4/20/2046 439,870 464,571
Pool# MA3597
3.50%, 4/20/2046 458,160 490,260
Pool# MA3662
3.00%, 5/20/2046 1,667,615 1,766,194
Pool# MA3735
3.00%, 6/20/2046 1,019,064 1,079,817
Pool# MA3736
3.50%, 6/20/2046 2,686,459 2,868,786
Pool# MA3804
4.00%, 7/20/2046 96,987 106,056
Pool# MA3873
3.00%, 8/20/2046 2,184,389 2,313,537
Pool# MA3876
4.50%, 8/20/2046 93,458 104,568
Pool# MA3936
3.00%, 9/20/2046 2,233,807 2,355,470
Pool# MA3939
4.50%, 9/20/2046 14,537 16,271
Pool# MA4006
4.50%, 10/20/2046 288,162 322,471
Pool# MA4068
3.00%, 11/20/2046 327,390 345,227
Pool# MA4069
3.50%, 11/20/2046 34,766 37,206
Pool# MA4070
4.00%, 11/20/2046 59,287 64,773
Pool# MA4071
4.50%, 11/20/2046 20,961 23,495
Pool# MA4125
2.50%, 12/20/2046 172,944 179,591
Pool# MA4126
3.00%, 12/20/2046 3,282,803 3,466,193
Pool# MA4127
3.50%, 12/20/2046 790,708 841,244
Pool# MA4194
2.50%, 1/20/2047 678,094 704,129
Pool# MA4196
3.50%, 1/20/2047 215,676 229,542
Pool# MA4261
3.00%, 2/20/2047 827,072 875,055
Pool# MA4262
3.50%, 2/20/2047 3,291,274 3,511,169
Pool# MA4264
4.50%, 2/20/2047 25,102 27,791
Pool# MA4321
3.50%, 3/20/2047 1,716,611 1,830,138
Pool# AZ1974
3.50%, 4/20/2047 358,083 388,597
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA4382
3.50%, 4/20/2047 294,814 313,891
Pool# MA4383
4.00%, 4/20/2047 1,504,109 1,626,507
Pool# MA4384
4.50%, 4/20/2047 34,541 38,040
Pool# MA4509
3.00%, 6/20/2047 314,139 332,795
Pool# MA4511
4.00%, 6/20/2047 688,120 745,661
Pool# MA4512
4.50%, 6/20/2047 78,138 85,830
Pool# MA4585
3.00%, 7/20/2047 58,894 62,227
Pool# MA4587
4.00%, 7/20/2047 2,172,388 2,355,181
Pool# MA4652
3.50%, 8/20/2047 694,148 739,159
Pool# BC1888
3.50%, 8/20/2047 571,862 620,567
Pool# 784471
3.50%, 8/20/2047 542,013 580,221
Pool# MA4653
4.00%, 8/20/2047 107,762 116,375
Pool# 784408
3.50%, 10/20/2047 245,091 262,351
Pool# MA4780
4.50%, 10/20/2047 27,697 30,372
Pool# MA4836
3.00%, 11/20/2047 619,640 654,356
Pool# MA4837
3.50%, 11/20/2047 627,221 668,867
Pool# MA4838
4.00%, 11/20/2047 2,939,056 3,177,383
Pool# MA4899
3.00%, 12/20/2047 492,242 518,206
Pool# MA4900
3.50%, 12/20/2047 454,125 483,303
Pool# 784421
3.50%, 12/20/2047 352,952 402,187
Pool# MA4961
3.00%, 1/20/2048 920,658 972,046
Pool# MA4962
3.50%, 1/20/2048 870,005 926,583
Pool# MA5018
3.00%, 2/20/2048 233,749 243,703
Pool# MA5019
3.50%, 2/20/2048 48,160 51,410
Pool# 784480
3.50%, 4/20/2048 436,890 486,338
Pool# 784479
3.50%, 4/20/2048 296,766 331,642
Pool# 784481
3.50%, 4/20/2048 142,730 155,022
Pool# MA5137
4.00%, 4/20/2048 699,661 748,959
Pool# BD4034
4.00%, 4/20/2048 194,097 212,708
Pool# MA5138
4.50%, 4/20/2048 282,509 307,705

NVIT Bond Index Fund - March 31, 2021 (Unaudited) - Statement of Investments - 45
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA5192
4.00%, 5/20/2048 1,243,933 1,337,294
Pool# MA5265
4.50%, 6/20/2048 532,136 577,383
Pool# MA5331
4.50%, 7/20/2048 242,133 265,031
Pool# MA5398
4.00%, 8/20/2048 1,224,472 1,316,749
Pool# MA5399
4.50%, 8/20/2048 631,624 690,860
Pool# MA5466
4.00%, 9/20/2048 267,319 288,255
Pool# BJ2692
4.00%, 11/20/2048 143,883 154,385
Pool# MA5597
5.00%, 11/20/2048 25,224 27,630
Pool# MA5652
4.50%, 12/20/2048 301,873 327,064
Pool# 784656
4.50%, 12/20/2048 284,841 309,231
Pool# BK2856
4.50%, 12/20/2048 43,465 47,419
Pool# MA5653
5.00%, 12/20/2048 70,917 77,600
Pool# MA5712
5.00%, 1/20/2049 275,122 301,351
Pool# MA5818
4.50%, 3/20/2049 225,325 243,834
Pool# MA5878
5.00%, 4/20/2049 28,978 31,705
Pool# MA5987
4.50%, 6/20/2049 1,403,514 1,518,661
Pool# MA6041
4.50%, 7/20/2049 408,859 446,416
Pool# MA6092
4.50%, 8/20/2049 175,066 189,412
Pool# MA6153
3.00%, 9/20/2049 269,853 282,834
Pool# MA6409
3.00%, 1/20/2050 1,795,518 1,880,194
Pool# MA6474
3.00%, 2/20/2050 1,787,270 1,862,474
Pool# MA6542
3.50%, 3/20/2050 534,551 564,142
Pool# MA6657
3.50%, 5/20/2050 935,932 987,893
Pool# BW4732
2.50%, 8/20/2050 1,683,304 1,737,899
Pool# BW6206
2.50%, 8/20/2050 1,444,237 1,491,112
Pool# MA6820
3.00%, 8/20/2050 1,392,933 1,451,940
Pool# MA6821
3.50%, 8/20/2050 1,466,082 1,551,519
Pool# BW4741
2.50%, 9/20/2050 1,534,822 1,584,543
Pool# BY0805
2.50%, 9/20/2050 983,423 1,015,349
Pool# BY0776
2.50%, 9/20/2050 972,770 1,004,331
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA7053
3.00%, 12/20/2050 1,722,516 1,817,037
Pool# MA7136
2.50%, 1/20/2051 2,882,920 2,977,312
Pool# MA7137
3.00%, 1/20/2051 3,700,172 3,876,267
Pool# MA7193
2.50%, 2/20/2051 772,711 797,596
GNMA TBA
2.00%, 4/15/2051 8,800,000 8,885,250
2.50%, 4/15/2051 16,453,001 16,976,155
3.00%, 4/15/2051 1,822,000 1,898,083
4.00%, 4/15/2051 514,000 549,529
4.50%, 4/15/2051 575,000 637,891
3.00%, 5/15/2051 425,000 442,963
Total Mortgage-Backed Securities
(cost $601,225,398)
616,621,613
Municipal Bonds 0.7%
California 0.3%
Alameda County Joint Powers
Authority, RB, Series A,
7.05%, 12/1/2044 100,000 155,254
Bay Area Toll Authority, RB
Series F-1, 2.57%,
4/1/2031 60,000 61,990
Series F-2, 6.26%,
4/1/2049 250,000 386,257
California State University,
RB, Series B, 2.98%,
11/1/2051 90,000 88,219
City of San Francisco
California Public Utilities
Commission Water
Revenue, RB, Series B,
6.00%, 11/1/2040 100,000 133,984
Los Angeles Community
College District, GO, Series
E, 6.75%, 8/1/2049 300,000 492,009
Los Angeles County Public
Works Financing Authority,
RB, Series B, 7.62%,
8/1/2040 75,000 118,352
Los Angeles Department of
Water & Power, RB, Series
D, 6.57%, 7/1/2045 200,000 311,330
Los Angeles Unified School
District, GO, Series RY,
6.76%, 7/1/2034 420,000 593,259
San Diego County Water
Authority, RB, Series B,
6.14%, 5/1/2049 100,000 144,867
Santa Clara Valley
Transportation Authority,
RB, Series A, 5.88%,
4/1/2032 200,000 247,043

46 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Bond Index Fund
Municipal Bonds
Principal
Amount ($) Value ($)
California
State of California, GO
7.55%, 4/1/2039 1,410,000 2,277,783
7.63%, 3/1/2040 425,000 681,560
University of California, RB
Series AB, 3.35%, 7/1/2029 200,000 220,789
Series H, 6.55%, 5/15/2048 150,000 225,981
Series F, 6.58%, 5/15/2049 200,000 296,895
Series N, 3.26%, 5/15/2060 230,000 229,474
University of Texas System,
RB, Series F, 5.95%,
5/15/2045 300,000 407,589
University of Virginia,
RB, Series AQ, 4.77%,
5/15/2115 150,000 186,297
7,258,932
Connecticut 0.0%
†
State of Connecticut, GO,
Series A, 5.85%, 3/15/2032 500,000 663,780
Florida 0.0%
†
State Board of Administration
Finance Corp., RB
Series A, 1.26%, 7/1/2025 95,000 95,881
Series A, 2.15%, 7/1/2030 105,000 104,915
200,796
Georgia 0.0%
†
Municipal Electric Authority
of Georgia, Refunding, RB,
Series A, 6.66%, 4/1/2057 490,000 706,278
Illinois 0.1%
Chicago Transit Authority, RB,
Series A, 6.90%, 12/1/2040 300,000 419,170
State of Illinois, GO
4.95%, 6/1/2023 113,455 117,714
5.10%, 6/1/2033 945,000 1,063,941
1,600,825
New Jersey 0.1%
New Jersey Economic
Development Authority, RB,
NATL-RE Insured, Series A,
7.43%, 2/15/2029 125,000 159,895
New Jersey State Turnpike
Authority, RB, Series F,
7.41%, 1/1/2040 440,000 691,303
New Jersey Transportation
Trust Fund Authority,
RB, 4.13%, 6/15/2042 30,000 31,344
Rutgers-State University of
New Jersey, RB, Series H,
5.67%, 5/1/2040 250,000 334,041
1,216,583
Municipal Bonds
Principal
Amount ($) Value ($)
New York 0.1%
Metropolitan Transportation
Authority, RB, Series C,
7.34%, 11/15/2039 460,000 720,668
New York City Municipal
Water Finance Authority,
RB, Series AA, 5.44%,
6/15/2043 300,000 411,615
New York City Transitional
Finance Authority, RB,
Series B, 5.57%, 11/1/2038 500,000 644,227
New York State Dormitory
Authority, RB, 5.63%,
3/15/2039 250,000 313,032
Port Authority of New York
& New Jersey, 3.18%,
7/15/2060 135,000 127,835
Port Authority of New York &
New Jersey, RB, 6.04%,
12/1/2029 620,000 807,820
3,025,197
Ohio 0.0%
†
JobsOhio Beverage System,
RB, Series B, 4.53%,
1/1/2035 100,000 120,716
Ohio State University (The),
RB, Series C, 4.91%,
6/1/2040 150,000 194,153
314,869
South Carolina 0.0%
†
South Carolina State Public
Service Authority, RB,
Series C, 6.45%, 1/1/2050 100,000 148,065
Texas 0.1%
Dallas Area Rapid Transit, RB,
Series B, 6.00%, 12/1/2044 200,000 288,397
Dallas-Fort Worth International
Airport, RB, Series C,
2.92%, 11/1/2050 100,000 95,026
Grand Parkway Transportation
Corp., RB, Series B, 3.24%,
10/1/2052 45,000 45,243
State of Texas, GO, Series A,
4.63%, 4/1/2033 350,000 423,867
Texas Transportation
Commission, RB, Series B,
5.18%, 4/1/2030 150,000 182,925
University of Texas System,
RB
Series A, 5.26%, 7/1/2039 260,000 353,086
Series C, 4.79%, 8/15/2046 200,000 254,696
1,643,240
Virginia 0.0%
†
University of Virginia, RB,
Series VA, 2.26%, 9/1/2050 90,000 78,810

NVIT Bond Index Fund - March 31, 2021 (Unaudited) - Statement of Investments - 47
Municipal Bonds
Principal
Amount ($) Value ($)
Washington 0.0%
†
State of Washington Motor
Vehicle Fuel Tax, GO,
Series F, 5.14%, 8/1/2040 200,000 270,270
Total Municipal Bonds
(cost $13,554,074)
17,127,645
Supranational 1.3%
African Development Bank
0.75%, 4/3/2023 1,000,000 1,009,712
3.00%, 9/20/2023 500,000 532,315
Asian Development Bank
1.88%, 7/19/2022 500,000 510,886
1.75%, 9/13/2022 1,000,000 1,022,246
2.75%, 3/17/2023 1,000,000 1,048,762
2.63%, 1/30/2024 1,000,000 1,062,383
1.50%, 10/18/2024 500,000 516,010
0.63%, 4/29/2025 1,000,000 996,181
1.88%, 1/24/2030 500,000 504,881
Corp. Andina de Fomento,
4.38%, 6/15/2022 350,000 365,064
European Bank for
Reconstruction &
Development, 1.50%,
2/13/2025 1,000,000 1,030,526
European Investment Bank
2.63%, 5/20/2022 1,000,000 1,027,536
2.50%, 3/15/2023(b) 500,000 522,011
1.38%, 5/15/2023(b) 3,000,000 3,071,094
3.25%, 1/29/2024 1,000,000 1,079,390
2.38%, 5/24/2027 2,000,000 2,135,140
Inter-American Development
Bank
2.50%, 1/18/2023(b) 2,000,000 2,081,820
2.63%, 1/16/2024 1,000,000 1,061,180
1.75%, 3/14/2025 500,000 520,139
0.63%, 7/15/2025 1,000,000 990,548
2.00%, 7/23/2026 1,000,000 1,045,968
2.25%, 6/18/2029 250,000 261,231
International Bank for
Reconstruction &
Development
2.13%, 7/1/2022 500,000 511,970
7.63%, 1/19/2023 973,000 1,101,532
1.88%, 6/19/2023 1,000,000 1,035,477
3.00%, 9/27/2023 750,000 798,952
0.63%, 4/22/2025 1,000,000 996,170
2.50%, 11/22/2027(b) 1,000,000 1,068,473
0.88%, 5/14/2030 1,000,000 924,711
Nordic Investment Bank,
2.25%, 5/21/2024 500,000 527,497
Total Supranational
(cost $28,776,519)
29,359,805
U.S. Government Agency Securities 1.5%
Principal
Amount ($) Value ($)
FFCB, 2.85%, 9/20/2021 945,000 957,506
FHLB
3.63%, 6/11/2021 3,500,000 3,524,046
3.00%, 12/9/2022 1,535,000 1,607,956
2.75%, 12/13/2024 1,000,000 1,080,515
5.50%, 7/15/2036 1,500,000 2,164,235
FHLMC
0.13%, 7/25/2022 3,325,000 3,324,693
0.25%, 6/26/2023 2,700,000 2,702,729
0.25%, 8/24/2023 3,535,000 3,535,805
0.25%, 12/4/2023 1,030,000 1,028,463
0.38%, 7/21/2025(b) 1,165,000 1,146,583
6.75%, 9/15/2029 557,000 790,002
6.25%, 7/15/2032 1,245,000 1,795,402
FNMA
2.63%, 1/11/2022 1,055,000 1,075,920
2.38%, 1/19/2023 490,000 509,515
0.50%, 6/17/2025 1,000,000 990,420
6.25%, 5/15/2029 2,500,000 3,380,864
7.25%, 5/15/2030 2,000,000 2,926,675
0.88%, 8/5/2030 440,000 406,831
Tennessee Valley Authority,
4.88%, 1/15/2048 500,000 687,135
Total U.S. Government Agency Securities
(cost $32,237,098)
33,635,295
U.S. Treasury Obligations 36.9%
U.S. Treasury Bonds
7.63%, 11/15/2022 (b) 2,000,000 2,243,672
6.25%, 8/15/2023 4,000,000 4,570,469
6.88%, 8/15/2025 (b) 449,000 567,441
6.00%, 2/15/2026 (b) 4,042,000 5,029,606
6.50%, 11/15/2026 (b) 3,000,000 3,889,102
5.50%, 8/15/2028 4,000,000 5,139,062
5.38%, 2/15/2031 (b) 3,000,000 4,013,320
4.75%, 2/15/2037 (b) 709,600 970,489
5.00%, 5/15/2037 (b) 305,000 428,251
4.38%, 2/15/2038 250,000 330,664
4.25%, 5/15/2039 1,500,000 1,970,684
4.50%, 8/15/2039 (b) 1,080,000 1,462,556
4.38%, 11/15/2039 300,000 400,969
3.88%, 8/15/2040 (b) 1,000,000 1,260,859
1.38%, 11/15/2040 2,500,000 2,126,563
4.25%, 11/15/2040 1,400,000 1,852,266
4.75%, 2/15/2041 (b) 2,000,000 2,815,781
3.75%, 8/15/2041 4,900,000 6,093,801
3.13%, 11/15/2041 7,100,000 8,085,957
3.13%, 2/15/2042 1,000,000 1,139,766
3.00%, 5/15/2042 (b) 1,000,000 1,116,758
2.75%, 8/15/2042 7,200,000 7,723,125
2.75%, 11/15/2042 1,500,000 1,607,461
3.13%, 2/15/2043 4,050,000 4,607,982
2.88%, 5/15/2043 5,350,000 5,852,607
3.63%, 2/15/2044 5,000,000 6,146,875
3.38%, 5/15/2044 4,000,000 4,735,312
3.13%, 8/15/2044 5,700,000 6,486,422
3.00%, 11/15/2044 5,500,000 6,131,641
2.50%, 2/15/2045 12,500,000 12,760,742

48 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Bond Index Fund
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
3.00%, 5/15/2045 (b) 5,500,000 6,130,781
2.88%, 8/15/2045 3,300,000 3,603,187
2.50%, 2/15/2046 7,000,000 7,134,531
2.50%, 5/15/2046 3,000,000 3,057,188
2.88%, 11/15/2046 6,000,000 6,555,469
3.00%, 2/15/2047 2,000,000 2,238,438
3.00%, 5/15/2047 3,500,000 3,917,539
2.75%, 8/15/2047 2,500,000 2,672,070
2.75%, 11/15/2047 4,200,000 4,490,555
3.00%, 2/15/2048 5,000,000 5,604,883
3.38%, 11/15/2048 5,500,000 6,605,371
2.88%, 5/15/2049 5,000,000 5,490,625
2.25%, 8/15/2049 3,000,000 2,900,977
2.38%, 11/15/2049 1,800,000 1,788,258
2.00%, 2/15/2050 (b) 500,000 457,246
1.25%, 5/15/2050 (b) 1,700,000 1,282,902
1.38%, 8/15/2050 5,000,000 3,901,562
1.63%, 11/15/2050 (b) 6,800,000 5,666,312
1.88%, 2/15/2051 (b) 3,900,000 3,461,250
U.S. Treasury Notes
1.75%, 3/31/2022 1,500,000 1,524,961
1.88%, 3/31/2022 10,000,000 10,178,906
1.88%, 4/30/2022 (b) 2,500,000 2,547,949
1.75%, 5/15/2022 4,000,000 4,073,750
1.75%, 5/31/2022 17,000,000 17,324,727
2.13%, 6/30/2022 3,500,000 3,587,773
1.50%, 8/15/2022 18,000,000 18,341,016
1.75%, 9/30/2022 20,500,000 20,994,883
1.88%, 10/31/2022 6,000,000 6,164,297
2.00%, 10/31/2022 5,000,000 5,146,680
1.63%, 11/15/2022 1,300,000 1,331,129
0.13%, 11/30/2022 15,000,000 14,997,070
2.00%, 11/30/2022 8,500,000 8,761,973
2.13%, 12/31/2022 10,000,000 10,343,359
1.75%, 1/31/2023 7,600,000 7,820,875
2.00%, 2/15/2023 6,000,000 6,205,312
1.50%, 2/28/2023 7,000,000 7,178,281
2.63%, 2/28/2023 (b) 5,000,000 5,234,570
0.13%, 3/31/2023 5,000,000 4,996,680
1.50%, 3/31/2023 3,900,000 4,003,594
2.75%, 4/30/2023 5,000,000 5,265,625
1.75%, 5/15/2023 (b) 1,000,000 1,032,891
1.63%, 5/31/2023 2,000,000 2,061,484
2.75%, 8/31/2023 3,000,000 3,181,875
1.38%, 9/30/2023 3,500,000 3,599,121
2.88%, 10/31/2023 5,000,000 5,335,547
2.75%, 11/15/2023 (b) 1,500,000 1,597,383
2.13%, 11/30/2023 (b) 1,500,000 1,573,945
2.25%, 12/31/2023 3,500,000 3,686,758
2.63%, 12/31/2023 8,000,000 8,509,687
2.25%, 1/31/2024 5,500,000 5,799,922
2.50%, 1/31/2024 9,000,000 9,553,359
2.75%, 2/15/2024 2,500,000 2,673,633
2.00%, 4/30/2024 10,000,000 10,495,703
2.50%, 5/15/2024 7,000,000 7,460,469
2.00%, 5/31/2024 3,800,000 3,990,445
1.75%, 6/30/2024 6,000,000 6,255,937
2.13%, 7/31/2024 6,500,000 6,860,801
2.38%, 8/15/2024 24,353,000 25,917,870
1.50%, 9/30/2024 14,000,000 14,482,344
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
2.13%, 9/30/2024 (b) 9,000,000 9,506,953
1.50%, 10/31/2024 (b) 5,000,000 5,171,094
2.25%, 11/15/2024 7,550,000 8,012,143
2.13%, 11/30/2024 3,800,000 4,016,867
2.25%, 12/31/2024 5,000,000 5,312,305
2.00%, 2/15/2025 18,700,000 19,695,629
2.63%, 3/31/2025 4,300,000 4,635,770
2.13%, 5/15/2025 8,300,000 8,785,680
0.25%, 5/31/2025 7,500,000 7,357,031
0.25%, 7/31/2025 15,000,000 14,673,047
2.88%, 7/31/2025 6,500,000 7,090,078
2.00%, 8/15/2025 6,000,000 6,322,266
0.25%, 8/31/2025 4,000,000 3,906,875
2.75%, 8/31/2025 (b) 4,000,000 4,344,688
0.25%, 9/30/2025 8,000,000 7,802,812
0.25%, 10/31/2025 (b) 8,000,000 7,789,688
2.25%, 11/15/2025 8,500,000 9,051,504
0.38%, 11/30/2025 15,200,000 14,868,094
0.38%, 12/31/2025 10,000,000 9,766,016
0.38%, 1/31/2026 8,000,000 7,801,875
1.63%, 2/15/2026 8,500,000 8,790,195
0.50%, 2/28/2026 (b) 2,000,000 1,960,937
0.75%, 3/31/2026 4,000,000 3,965,312
1.50%, 8/15/2026 9,700,000 9,933,406
1.38%, 8/31/2026 4,500,000 4,577,871
1.63%, 9/30/2026 (b) 10,000,000 10,300,781
1.63%, 10/31/2026 8,000,000 8,232,188
2.25%, 2/15/2027 (b) 1,200,000 1,274,531
2.38%, 5/15/2027 5,700,000 6,092,098
0.50%, 5/31/2027 1,000,000 955,820
2.25%, 8/15/2027 8,300,000 8,797,027
0.50%, 8/31/2027 8,000,000 7,604,375
2.25%, 11/15/2027 5,390,000 5,705,610
0.63%, 11/30/2027 10,500,000 10,012,734
0.75%, 1/31/2028 4,000,000 3,835,000
2.75%, 2/15/2028 11,000,000 11,998,164
1.13%, 2/29/2028 (b) 3,000,000 2,947,500
1.25%, 3/31/2028 1,500,000 1,484,532
2.88%, 5/15/2028 10,000,000 10,992,578
2.88%, 8/15/2028 11,500,000 12,649,102
3.13%, 11/15/2028 7,000,000 7,828,242
2.63%, 2/15/2029 (b) 8,772,000 9,488,152
2.38%, 5/15/2029 5,700,000 6,057,141
1.63%, 8/15/2029 (b) 3,000,000 3,010,664
1.75%, 11/15/2029 (b) 4,000,000 4,047,344
0.63%, 5/15/2030 4,800,000 4,368,000
0.63%, 8/15/2030 (b) 7,000,000 6,343,750
0.88%, 11/15/2030 (b) 11,600,000 10,728,187
1.13%, 2/15/2031 (b) 8,500,000 8,031,172
Total U.S. Treasury Obligations
(cost $811,413,935)
836,534,759

NVIT Bond Index Fund - March 31, 2021 (Unaudited) - Statement of Investments - 49
Repurchase Agreements 2.4%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.
0.02%, dated 3/31/2021,
due 4/1/2021, repurchase
price $1,210,932,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 6.50%, maturing
8/25/2022 - 1/16/2061;
total market value
$1,235,150. (h) 1,210,931 1,210,931
HSBC Bank plc
0.09%, dated 3/31/2021,
due 4/1/2021, repurchase
price $35,800,090,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 3.75%, maturing
6/3/2021 - 11/15/2050;
total market value
$36,530,704. (h) 35,800,000 35,800,000
MetLife, Inc.
0.03%, dated 3/31/2021,
due 4/1/2021, repurchase
price $12,000,010,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 8/15/2027 -
11/15/2050; total market
value $12,244,908. (h) 12,000,000 12,000,000
NatWest Markets Securities,
Inc.
0.02%, dated 3/26/2021,
due 4/1/2021, repurchase
price $5,000,013,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 8.13%, maturing
5/15/2021 - 2/15/2051;
total market value
$5,100,014. (h) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $54,010,931)
54,010,931
Total Investments Before TBA Sale
Commitments
(cost $2,218,115,687) — 101.8% 2,307,042,438
TBA Sale Commitments 0.0%
†
Principal
Amount ($) Value ($)
Mortgage-Backed Securities 0.0%
†
GNMA TBA
5.00%, 4/15/2051 (74,000)
(81,008)
Total Mortgage-Backed Security
(cost $(80,313))
(81,008)
Total Investments
(cost $2,218,035,374) — 101.8%
2,306,961,430
Liabilities in excess of other
assets — (1.8)% (41,882,400)
NET ASSETS — 100.0%
$ 2,265,079,030
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of March 31,
2021.
(b) The security or a portion of this security is on loan at March
31, 2021. The total value of securities on loan at March 31,
2021 was $190,981,577, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $54,011,933 and by $142,394,323 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 5.50%, and maturity dates ranging
from 4/1/2021 – 2/15/2051, a total value of $196,406,256.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of March 31, 2021.
(d) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(e) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at March 31, 2021 was
$16,481,398 which represents 0.73% of net assets.
(f) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at March 31, 2021.
(g) Investment in affiliate.
(h) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2021 was $54,010,931.

50 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Bond Index Fund
ACES Alternative Credit Enhancement Services
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
NATL National Public Finance Guarantee Corp.
RB Revenue Bond
RE Reinsured
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

NVIT Bond Index Fund - March 31, 2021 (Unaudited) - Statement of Investments - 51
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

52 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Bond Index Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 8,723,585 $ – $ 8,723,585
Commercial Mortgage-Backed Securities – 56,238,809 – 56,238,809
Corporate Bonds – 611,285,177 – 611,285,177
Foreign Government Securities – 43,504,819 – 43,504,819
Mortgage-Backed Securities – 616,621,613 – 616,621,613
Municipal Bonds – 17,127,645 – 17,127,645
Repurchase Agreements – 54,010,931 – 54,010,931
Supranational – 29,359,805 – 29,359,805
U.S. Government Agency Securities – 33,635,295 – 33,635,295
U.S. Treasury Obligations – 836,534,759 – 836,534,759
Total Assets $ – $ 2,307,042,438 $ – $ 2,307,042,438
$ – $ – $ – $ –
Liabilities:
Mortgage-Backed Security $ – $ (81,008) $ – $ (81,008)
Total Liabilities $ – $ (81,008) $ – $ (81,008)
Total $ – $ 2,306,961,430 $ – $ 2,306,961,430
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report

NVIT International Index Fund - March 31, 2021 (Unaudited) - Statement of Investments - 53
Common Stocks 98.6%
Shares Value ($)
AUSTRALIA 7.9%
Airlines 0.0%
†
Qantas Airways Ltd.* 102,103 396,158
Banks 1.9%
Australia & New Zealand
Banking Group Ltd. 343,436 7,375,556
Commonwealth Bank of
Australia 215,808 14,167,912
National Australia Bank Ltd. 402,960 7,985,627
Westpac Banking Corp. 439,670 8,164,624
37,693,719
Beverages 0.1%
Coca-Cola Amatil Ltd. 58,517 597,174
Treasury Wine Estates Ltd. 89,903 708,370
1,305,544
Biotechnology 0.6%
CSL Ltd.(a) 55,430 11,169,923
Capital Markets 0.3%
ASX Ltd. 24,524 1,325,125
Macquarie Group Ltd. 41,424 4,802,922
Magellan Financial Group
Ltd. 15,563 536,609
6,664,656
Chemicals 0.0%
†
Orica Ltd. 50,673 537,188
Commercial Services & Supplies 0.1%
Brambles Ltd. 184,763 1,487,885
Construction & Engineering 0.0%
†
CIMIC Group Ltd.*(a) 10,069 135,011
Diversified Financial Services 0.0%
†
AMP Ltd.(a) 412,538 396,783
Diversified Telecommunication Services 0.1%
Telstra Corp. Ltd. 488,209 1,263,570
TPG Telecom Ltd. 39,729 191,008
1,454,578
Electric Utilities 0.0%
†
AusNet Services 229,923 321,245
Equity Real Estate Investment Trusts (REITs) 0.4%
Dexus 124,103 920,937
Goodman Group 201,975 2,782,421
GPT Group (The) 247,625 867,539
Mirvac Group 499,382 951,598
Scentre Group 619,366 1,329,872
Stockland 291,193 976,264
Vicinity Centres 451,549 568,904
8,397,535
Food & Staples Retailing 0.3%
Coles Group Ltd. 162,617 1,981,211
Woolworths Group Ltd. 153,738 4,784,982
6,766,193
Gas Utilities 0.1%
APA Group 149,161 1,136,895
Health Care Equipment & Supplies 0.1%
Cochlear Ltd. 8,150 1,309,899
Health Care Providers & Services 0.1%
Ramsay Health Care Ltd. 23,217 1,186,464
Common Stocks
Shares Value ($)
AUSTRALIA
Health Care Providers & Services
Sonic Healthcare Ltd. 53,641 1,434,489
2,620,953
Hotels, Restaurants & Leisure 0.2%
Aristocrat Leisure Ltd. 72,408 1,895,992
Crown Resorts Ltd.* 43,675 390,028
Tabcorp Holdings Ltd. 261,447 933,663
3,219,683
Insurance 0.2%
Insurance Australia Group
Ltd. 293,785 1,047,602
Medibank Pvt Ltd. 317,030 675,033
QBE Insurance Group Ltd. 171,878 1,262,357
Suncorp Group Ltd. 160,295 1,202,298
4,187,290
Interactive Media & Services 0.1%
REA Group Ltd. 6,011 648,913
SEEK Ltd.* 40,571 881,087
1,530,000
IT Services 0.1%
Afterpay Ltd.* 26,057 2,042,684
Computershare Ltd.(a) 56,152 642,779
Computershare Ltd.* 6,373 72,952
2,758,415
Metals & Mining 2.4%
BHP Group Ltd. 358,054 12,385,523
BHP Group plc 257,242 7,426,914
BlueScope Steel Ltd. 63,796 941,478
Evolution Mining Ltd.(a) 205,834 644,697
Fortescue Metals Group Ltd. 208,264 3,179,356
Glencore plc* 1,209,735 4,739,719
Newcrest Mining Ltd. 97,786 1,830,295
Northern Star Resources Ltd. 135,290 987,876
Rio Tinto Ltd. 44,938 3,800,563
Rio Tinto plc 136,874 10,471,120
South32 Ltd. 605,914 1,299,076
47,706,617
Multiline Retail 0.3%
Wesfarmers Ltd. 138,943 5,572,692
Multi-Utilities 0.0%
†
AGL Energy Ltd. 76,700 563,721
Oil, Gas & Consumable Fuels 0.3%
Ampol Ltd. 30,859 576,207
Oil Search Ltd. 235,941 732,599
Origin Energy Ltd. 223,889 799,783
Santos Ltd. 225,087 1,218,053
Washington H Soul Pattinson
& Co. Ltd. 10,720 257,941
Woodside Petroleum Ltd. 114,946 2,092,472
5,677,055
Real Estate Management & Development 0.0%
†
Lendlease Corp. Ltd. 81,891 805,892
Road & Rail 0.0%
†
Aurizon Holdings Ltd. 210,441 625,330
Software 0.0%
†
WiseTech Global Ltd. 15,888 354,893
Transportation Infrastructure 0.2%
Sydney Airport* 168,097 792,253

54 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
AUSTRALIA
Transportation Infrastructure
Transurban Group 329,338 3,340,184
4,132,437
158,928,190
AUSTRIA 0.2%
Banks 0.1%
Erste Group Bank AG 34,513 1,170,944
Raiffeisen Bank International
AG 16,664 365,705
1,536,649
Electric Utilities 0.0%
†
Verbund AG 8,656 629,523
Metals & Mining 0.0%
†
voestalpine AG 12,978 538,773
Oil, Gas & Consumable Fuels 0.1%
OMV AG 18,678 947,456
3,652,401
BELGIUM 0.8%
Banks 0.1%
KBC Group NV* 30,412 2,208,376
Beverages 0.3%
Anheuser-Busch InBev SA/
NV 92,316 5,820,113
Biotechnology 0.0%
†
Galapagos NV* 5,343 414,383
Chemicals 0.1%
Solvay SA 8,685 1,081,527
Umicore SA 23,313 1,236,886
2,318,413
Diversified Financial Services 0.1%
Groupe Bruxelles Lambert
SA 9,391 971,280
Groupe Bruxelles Lambert
SA 4,876 503,376
Sofina SA 1,846 625,834
2,100,490
Diversified Telecommunication Services 0.0%
†
Proximus SADP 20,547 447,310
Electric Utilities 0.0%
†
Elia Group SA/NV(a) 3,487 384,160
Food & Staples Retailing 0.0%
†
Etablissements Franz
Colruyt NV 7,190 428,860
Insurance 0.1%
Ageas SA/NV 21,353 1,289,889
Pharmaceuticals 0.1%
UCB SA 16,072 1,528,816
16,940,810
BRAZIL 0.1%
Chemicals 0.1%
Yara International ASA 20,475 1,065,049
Common Stocks
Shares Value ($)
CHILE 0.1%
Metals & Mining 0.1%
Antofagasta plc 49,511 1,153,387
CHINA 0.5%
Banks 0.1%
BOC Hong Kong Holdings
Ltd. 438,500 1,529,217
Beverages 0.0%
†
Budweiser Brewing Co.
APAC Ltd. Reg. S(a)(b) 215,200 643,171
Food Products 0.1%
Wilmar International Ltd. 221,594 895,900
Internet & Direct Marketing Retail 0.3%
Prosus NV* 59,318 6,613,385
Real Estate Management & Development 0.0%
†
ESR Cayman Ltd. Reg. S*(b) 211,600 695,595
10,377,268
DENMARK 2.3%
Air Freight & Logistics 0.2%
DSV Panalpina A/S 25,054 4,912,937
Banks 0.1%
Danske Bank A/S 82,276 1,541,809
Beverages 0.1%
Carlsberg A/S, Class B 12,344 1,898,654
Biotechnology 0.1%
Genmab A/S* 8,027 2,638,191
Building Products 0.0%
†
ROCKWOOL International
A/S, Class B 1,014 427,186
Chemicals 0.1%
Chr Hansen Holding A/S* 12,268 1,114,656
Novozymes A/S, Class B 25,796 1,652,466
2,767,122
Electric Utilities 0.2%
Orsted A/S Reg. S(b) 22,940 3,711,348
Electrical Equipment 0.2%
Vestas Wind Systems A/S 23,778 4,893,704
Health Care Equipment & Supplies 0.3%
Ambu A/S, Class B 20,226 950,036
Coloplast A/S, Class B 14,412 2,169,724
Demant A/S* 12,491 529,911
GN Store Nord A/S 16,277 1,282,978
4,932,649
Insurance 0.1%
Tryg A/S 39,784 938,656
Marine 0.1%
AP Moller - Maersk A/S,
Class A 384 837,338
AP Moller - Maersk A/S,
Class B 763 1,775,272
2,612,610
Pharmaceuticals 0.7%
H Lundbeck A/S 8,050 275,337

NVIT International Index Fund - March 31, 2021 (Unaudited) - Statement of Investments - 55
Common Stocks
Shares Value ($)
DENMARK
Pharmaceuticals
Novo Nordisk A/S, Class B 210,055 14,185,415
14,460,752
Textiles, Apparel & Luxury Goods 0.1%
Pandora A/S 11,945 1,280,034
47,015,652
FINLAND 1.2%
Banks 0.2%
Nordea Bank Abp 389,912 3,837,698
Communications Equipment 0.1%
Nokia OYJ* 695,224 2,778,980
Diversified Telecommunication Services 0.1%
Elisa OYJ 18,081 1,084,821
Electric Utilities 0.1%
Fortum OYJ 51,827 1,385,100
Food & Staples Retailing 0.1%
Kesko OYJ, Class B 34,359 1,051,008
Insurance 0.1%
Sampo OYJ, Class A 57,705 2,607,708
Machinery 0.2%
Kone OYJ, Class B 40,983 3,347,257
Wartsila OYJ Abp 56,217 590,023
3,937,280
Oil, Gas & Consumable Fuels 0.1%
Neste OYJ 50,919 2,700,789
Paper & Forest Products 0.2%
Stora Enso OYJ, Class R 68,693 1,284,779
UPM- Kymmene OYJ 65,213 2,342,232
3,627,011
Pharmaceuticals 0.0%
†
Orion OYJ, Class B(a) 12,329 494,452
23,504,847
FRANCE 10.6%
Aerospace & Defense 0.7%
Airbus SE* 71,735 8,125,097
Dassault Aviation SA 278 309,443
Safran SA 39,158 5,330,619
Thales SA 12,493 1,241,551
15,006,710
Auto Components 0.2%
Cie Generale des
Etablissements Michelin
SCA 20,818 3,117,142
Faurecia SE 10,811 576,158
Faurecia SE 2,073 110,160
Valeo SA 27,298 927,724
4,731,184
Automobiles 0.0%
†
Renault SA*(a) 24,047 1,038,610
Banks 0.6%
BNP Paribas SA* 137,214 8,337,136
Credit Agricole SA 137,929 1,997,568
Societe Generale SA* 98,326 2,569,222
12,903,926
Common Stocks
Shares Value ($)
FRANCE
Beverages 0.3%
Pernod Ricard SA 25,479 4,782,959
Remy Cointreau SA(a) 2,674 493,956
5,276,915
Building Products 0.2%
Cie de Saint-Gobain 61,854 3,650,981
Capital Markets 0.1%
Amundi SA Reg. S*(b) 7,471 597,626
Natixis SA 102,339 490,021
1,087,647
Chemicals 0.5%
Air Liquide SA 57,743 9,434,362
Arkema SA 8,767 1,062,478
10,496,840
Construction & Engineering 0.4%
Bouygues SA 28,788 1,154,550
Eiffage SA* 9,902 991,514
Vinci SA 63,500 6,507,432
8,653,496
Diversified Financial Services 0.0%
†
Eurazeo SE* 4,217 320,734
Wendel SE 2,947 365,776
686,510
Diversified Telecommunication Services 0.2%
Iliad SA 2,027 385,300
Orange SA 237,714 2,926,116
3,311,416
Electric Utilities 0.0%
†
Electricite de France SA* 76,431 1,025,607
Electrical Equipment 0.7%
Legrand SA 32,826 3,054,136
Schneider Electric SE 65,709 10,039,397
13,093,533
Entertainment 0.2%
Bollore SA 115,816 559,505
Ubisoft Entertainment SA* 11,503 875,338
Vivendi SE 99,499 3,267,779
4,702,622
Equity Real Estate Investment Trusts (REITs) 0.2%
Covivio 6,510 557,031
Gecina SA 5,521 760,233
Klepierre SA 22,902 533,471
Unibail - Rodamco -Westfield* 17,591 1,409,630
3,260,365
Food & Staples Retailing 0.1%
Carrefour SA(a) 76,966 1,394,314
Food Products 0.3%
Danone SA 75,689 5,193,351
Health Care Equipment & Supplies 0.0%
†
BioMerieux 4,979 634,706
Health Care Providers & Services 0.0%
†
Orpea SA 6,511 754,174
Hotels, Restaurants & Leisure 0.1%
Accor SA* 21,011 792,669
La Francaise des Jeux
SAEM Reg. S(b) 9,606 436,223

56 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
FRANCE
Hotels, Restaurants & Leisure
Sodexo SA* 11,247 1,079,072
2,307,964
Household Durables 0.0%
†
SEB SA 2,933 517,386
Insurance 0.4%
AXA SA 232,797 6,241,463
CNP Assurances(a) 18,297 347,937
SCOR SE 17,616 600,289
7,189,689
Interactive Media & Services 0.0%
†
Adevinta ASA* 30,391 447,670
IT Services 0.4%
Atos SE 12,427 969,711
Capgemini SE 19,824 3,374,263
Edenred 29,234 1,527,231
Worldline SA Reg. S*(b) 28,437 2,383,051
8,254,256
Life Sciences Tools & Services 0.1%
Sartorius Stedim Biotech 3,306 1,361,528
Machinery 0.1%
Alstom SA* 32,271 1,609,589
Media 0.1%
Publicis Groupe SA 25,530 1,558,468
Multi-Utilities 0.3%
Engie SA 219,551 3,117,554
Suez SA 41,504 879,065
Veolia Environnement SA 64,904 1,665,181
5,661,800
Oil, Gas & Consumable Fuels 0.7%
TOTAL SE 306,791 14,288,424
Personal Products 0.6%
L'Oreal SA 30,701 11,767,601
Pharmaceuticals 0.7%
Ipsen SA 5,106 438,065
Sanofi 138,217 13,661,080
14,099,145
Professional Services 0.2%
Bureau Veritas SA* 37,343 1,063,072
Teleperformance 7,182 2,613,747
3,676,819
Software 0.2%
Dassault Systemes SE 16,232 3,472,852
Textiles, Apparel & Luxury Goods 1.9%
EssilorLuxottica SA 34,889 5,683,556
Hermes International 3,845 4,257,501
Kering SA 9,222 6,367,438
LVMH Moet Hennessy Louis
Vuitton SE 33,714 22,466,720
38,775,215
Transportation Infrastructure 0.1%
Aeroports de Paris* 3,812 455,663
Getlink SE 55,934 858,160
1,313,823
213,205,136
Common Stocks
Shares Value ($)
GERMANY 9.4%
Aerospace & Defense 0.1%
MTU Aero Engines AG 6,340 1,492,196
Air Freight & Logistics 0.3%
Deutsche Post AG
(Registered) 119,953 6,572,077
Airlines 0.0%
†
Deutsche Lufthansa AG
(Registered)* 33,579 445,174
Auto Components 0.1%
Continental AG 13,202 1,743,656
Automobiles 1.2%
Bayerische Motoren Werke
AG 41,012 4,251,996
Bayerische Motoren Werke
AG (Preference) 6,641 528,592
Daimler AG (Registered) 104,405 9,302,330
Porsche Automobil Holding
SE (Preference) 17,919 1,900,404
Volkswagen AG 4,089 1,483,390
Volkswagen AG (Preference) 22,525 6,294,908
23,761,620
Banks 0.0%
†
Commerzbank AG* 125,621 770,226
Capital Markets 0.3%
Deutsche Bank AG
(Registered)* 241,172 2,881,616
Deutsche Boerse AG 23,049 3,831,081
6,712,697
Chemicals 0.7%
BASF SE 111,675 9,275,339
Covestro AG Reg. S(b) 21,715 1,460,109
Evonik Industries AG 26,658 942,653
Fuchs Petrolub SE
(Preference) 7,629 365,373
LANXESS AG 10,547 777,427
Symrise AG 15,605 1,892,025
14,712,926
Construction & Engineering 0.0%
†
Hochtief AG 2,901 259,628
Construction Materials 0.1%
HeidelbergCement AG 17,614 1,599,759
Diversified Telecommunication Services 0.5%
Deutsche Telekom AG
(Registered) 408,220 8,220,281
Telefonica Deutschland
Holding AG 145,367 426,139
United Internet AG
(Registered) 12,388 496,995
9,143,415
Electrical Equipment 0.1%
Siemens Energy AG* 48,305 1,734,077
Health Care Equipment & Supplies 0.2%
Carl Zeiss Meditec AG 4,927 742,627
Sartorius AG (Preference) 4,290 2,139,161

NVIT International Index Fund - March 31, 2021 (Unaudited) - Statement of Investments - 57
Common Stocks
Shares Value ($)
GERMANY
Health Care Equipment & Supplies
Siemens Healthineers AG
Reg. S(b) 32,307 1,749,047
4,630,835
Health Care Providers & Services 0.2%
Fresenius Medical Care AG
& Co. KGaA 25,911 1,904,698
Fresenius SE & Co. KGaA 51,043 2,273,584
4,178,282
Household Products 0.2%
Henkel AG & Co. KGaA 12,152 1,202,452
Henkel AG & Co. KGaA
(Preference) 21,775 2,448,172
3,650,624
Independent Power and Renewable Electricity Producers
0.1%
Uniper SE 24,425 883,815
Industrial Conglomerates 0.8%
Siemens AG (Registered) 93,320 15,325,121
Insurance 1.0%
Allianz SE (Registered) 50,112 12,757,531
Hannover Rueck SE 7,665 1,400,570
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen (Registered) 17,071 5,257,962
19,416,063
Interactive Media & Services 0.1%
Scout24 AG Reg. S(b) 13,678 1,037,850
Internet & Direct Marketing Retail 0.3%
Delivery Hero SE Reg. S*(b) 15,641 2,027,069
HelloFresh SE* 18,591 1,387,247
Just Eat Takeaway.com NV
Reg. S*(a)(b) 15,428 1,426,059
Zalando SE Reg. S*(b) 18,451 1,808,465
6,648,840
IT Services 0.0%
†
Bechtle AG 3,434 643,946
Machinery 0.2%
GEA Group AG 17,480 716,444
KION Group AG 7,894 779,540
Knorr- Bremse AG 9,192 1,146,536
Rational AG 644 499,791
3,142,311
Multi-Utilities 0.3%
E.ON SE 276,733 3,220,166
RWE AG 79,390 3,110,288
6,330,454
Personal Products 0.1%
Beiersdorf AG 11,969 1,264,596
Pharmaceuticals 0.5%
Bayer AG (Registered) 118,788 7,516,976
Merck KGaA 15,857 2,711,290
10,228,266
Real Estate Management & Development 0.4%
Aroundtown SA 118,978 846,881
Deutsche Wohnen SE 41,594 1,940,312
LEG Immobilien SE 8,773 1,153,882
Common Stocks
Shares Value ($)
GERMANY
Real Estate Management & Development
Vonovia SE 64,246 4,196,430
8,137,505
Semiconductors & Semiconductor Equipment 0.3%
Infineon Technologies AG 159,245 6,753,633
Software 0.8%
Nemetschek SE 6,877 438,721
SAP SE 127,383 15,601,109
TeamViewer AG Reg. S*(b) 18,970 810,574
16,850,404
Textiles, Apparel & Luxury Goods 0.4%
adidas AG* 23,071 7,201,784
Puma SE* 12,355 1,211,216
8,413,000
Trading Companies & Distributors 0.1%
Brenntag SE 18,411 1,571,789
188,054,785
HONG KONG 2.8%
Banks 0.1%
Bank of East Asia Ltd. (The) 155,740 332,045
Hang Seng Bank Ltd. 91,700 1,778,295
2,110,340
Building Products 0.0%
†
Xinyi Glass Holdings Ltd. 228,000 749,380
Capital Markets 0.4%
Hong Kong Exchanges &
Clearing Ltd. 146,800 8,681,016
Diversified Telecommunication Services 0.1%
HKT Trust & HKT Ltd. 469,220 669,710
PCCW Ltd. 513,000 289,182
958,892
Electric Utilities 0.2%
CK Infrastructure Holdings
Ltd. 72,000 428,130
CLP Holdings Ltd. 198,000 1,923,660
HK Electric Investments &
HK Electric Investments
Ltd. Reg. S 314,000 311,905
Power Assets Holdings Ltd. 172,000 1,016,037
3,679,732
Equity Real Estate Investment Trusts (REITs) 0.1%
Link REIT 251,500 2,292,829
Food Products 0.1%
WH Group Ltd. Reg. S(b) 1,217,000 988,203
Gas Utilities 0.1%
Hong Kong & China Gas Co.
Ltd.(a) 1,293,587 2,048,053
Hotels, Restaurants & Leisure 0.0%
†
Melco Resorts &
Entertainment Ltd.,
ADR*(a) 24,061 479,054
Industrial Conglomerates 0.1%
Jardine Matheson Holdings
Ltd. 26,400 1,734,480
Jardine Matheson Holdings
Ltd. 600 39,268

58 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
HONG KONG
Industrial Conglomerates
Jardine Strategic Holdings
Ltd. 21,700 714,364
Jardine Strategic Holdings
Ltd.(a) 4,100 135,675
2,623,787
Insurance 0.9%
AIA Group Ltd. 1,475,000 17,944,115
Machinery 0.1%
Techtronic Industries Co. Ltd. 167,500 2,879,354
Real Estate Management & Development 0.5%
CK Asset Holdings Ltd. 308,516 1,875,336
Hang Lung Properties Ltd. 244,000 635,051
Henderson Land
Development Co. Ltd. 182,775 821,664
Hongkong Land Holdings
Ltd. 133,400 660,330
Hongkong Land Holdings
Ltd. 8,100 39,818
New World Development Co.
Ltd. 195,231 1,011,269
Sino Land Co. Ltd. 359,000 500,655
Sun Hung Kai Properties Ltd. 158,500 2,404,301
Swire Pacific Ltd., Class A 56,500 425,098
Swire Properties Ltd. 138,400 428,401
Wharf Real Estate
Investment Co. Ltd. 210,500 1,182,418
9,984,341
Road & Rail 0.1%
MTR Corp. Ltd. 191,500 1,086,669
Semiconductors & Semiconductor Equipment 0.0%
†
ASM Pacific Technology Ltd. 35,400 453,526
56,959,291
IRELAND 0.7%
Building Products 0.1%
Kingspan Group plc 19,420 1,646,399
Construction Materials 0.2%
CRH plc 95,162 4,463,982
Containers & Packaging 0.1%
Smurfit Kappa Group plc 28,730 1,353,367
Food Products 0.1%
Kerry Group plc, Class A 19,524 2,443,284
Hotels, Restaurants & Leisure 0.2%
Flutter Entertainment plc* 19,620 4,178,487
14,085,519
ISRAEL 0.6%
Aerospace & Defense 0.0%
†
Elbit Systems Ltd. 3,266 462,159
Banks 0.2%
Bank Hapoalim BM* 143,449 1,116,786
Bank Leumi Le-Israel BM* 181,689 1,197,770
Israel Discount Bank Ltd.,
Class A* 137,812 573,639
Mizrahi Tefahot Bank Ltd.* 15,695 409,845
3,298,040
Common Stocks
Shares Value ($)
ISRAEL
Chemicals 0.0%
†
ICL Group Ltd. 80,791 473,982
IT Services 0.1%
Wix.com Ltd.* 6,636 1,852,904
Pharmaceuticals 0.1%
Teva Pharmaceutical
Industries Ltd., ADR* 131,179 1,513,806
Real Estate Management & Development 0.0%
†
Azrieli Group Ltd. 5,444 336,034
Software 0.2%
Check Point Software
Technologies Ltd.* 14,061 1,574,410
Nice Ltd.* 7,488 1,628,686
3,203,096
11,140,021
ITALY 2.1%
Automobiles 0.2%
Ferrari NV 15,578 3,261,723
Banks 0.5%
FinecoBank Banca Fineco
SpA * 71,528 1,173,687
Intesa Sanpaolo SpA * 2,016,358 5,481,262
Mediobanca Banca di
Credito Finanziario SpA * 72,156 802,706
UniCredit SpA * 260,610 2,767,547
10,225,202
Beverages 0.0%
†
Davide Campari-Milano NV 73,262 821,729
Diversified Telecommunication Services 0.1%
Infrastrutture Wireless
Italiane SpA Reg. S(b) 42,276 471,754
Telecom Italia SpA 1,735,504 965,112
1,436,866
Electric Utilities 0.6%
Enel SpA 992,166 9,913,229
Terna Rete Elettrica
Nazionale SpA 165,409 1,251,072
11,164,301
Electrical Equipment 0.0%
†
Prysmian SpA 27,567 897,588
Gas Utilities 0.1%
Snam SpA 241,540 1,341,140
Health Care Equipment & Supplies 0.0%
†
DiaSorin SpA 3,044 488,146
Health Care Providers & Services 0.0%
†
Amplifon SpA 15,663 583,925
Insurance 0.2%
Assicurazioni Generali SpA 133,977 2,688,645
Poste Italiane SpA Reg. S(b) 66,235 844,923
3,533,568
IT Services 0.0%
†
Nexi SpA Reg. S*(b) 55,382 969,619
Oil, Gas & Consumable Fuels 0.2%
Eni SpA 305,092 3,763,032

NVIT International Index Fund - March 31, 2021 (Unaudited) - Statement of Investments - 59
Common Stocks
Shares Value ($)
ITALY
Pharmaceuticals 0.0%
†
Recordati Industria Chimica
e Farmaceutica SpA 13,060 701,957
Textiles, Apparel & Luxury Goods 0.1%
Moncler SpA * 23,300 1,338,433
Transportation Infrastructure 0.1%
Atlantia SpA * 62,985 1,181,710
41,708,939
JAPAN 24.5%
Air Freight & Logistics 0.1%
SG Holdings Co. Ltd. 41,200 947,828
Yamato Holdings Co. Ltd. 34,000 933,358
1,881,186
Airlines 0.0%
†
ANA Holdings, Inc.*(a) 16,200 377,119
Japan Airlines Co. Ltd.* 15,686 351,922
729,041
Auto Components 0.6%
Aisin Corp.(a) 20,200 770,572
Bridgestone Corp. 65,300 2,652,464
Denso Corp. 53,100 3,544,526
Koito Manufacturing Co. Ltd. 13,300 896,682
NGK Spark Plug Co. Ltd.(a) 17,500 303,717
Stanley Electric Co. Ltd. 17,200 514,192
Sumitomo Electric Industries
Ltd. 95,900 1,443,562
Toyoda Gosei Co. Ltd. 8,700 229,695
Toyota Industries Corp.(a) 17,500 1,564,809
11,920,219
Automobiles 1.7%
Honda Motor Co. Ltd. 196,400 5,911,824
Isuzu Motors Ltd. 68,100 735,085
Mazda Motor Corp. 65,680 539,315
Nissan Motor Co. Ltd.* 277,400 1,552,702
Subaru Corp.(a) 73,000 1,461,495
Suzuki Motor Corp. 45,000 2,049,112
Toyota Motor Corp. 257,294 20,101,625
Yamaha Motor Co. Ltd. 36,300 897,038
33,248,196
Banks 1.2%
Bank of Kyoto Ltd. (The)(a) 6,500 401,627
Chiba Bank Ltd. (The)(a) 61,400 401,061
Concordia Financial Group
Ltd.(a) 122,400 495,150
Fukuoka Financial Group,
Inc.(a) 19,500 371,448
Japan Post Bank Co. Ltd.(a) 46,500 446,306
Mitsubishi UFJ Financial
Group, Inc.(a) 1,490,467 7,953,201
Mizuho Financial Group, Inc.
(a) 292,851 4,223,423
Resona Holdings, Inc. 265,900 1,114,411
Shinsei Bank Ltd. 16,500 265,896
Shizuoka Bank Ltd. (The)(a) 52,900 415,302
Sumitomo Mitsui Financial
Group, Inc. 159,653 5,805,457
Common Stocks
Shares Value ($)
JAPAN
Banks
Sumitomo Mitsui Trust
Holdings, Inc. 39,840 1,386,793
23,280,075
Beverages 0.3%
Asahi Group Holdings Ltd. 55,000 2,328,876
Coca-Cola Bottlers Japan
Holdings, Inc.(a) 18,000 314,227
Ito En Ltd.(a) 6,100 374,837
Kirin Holdings Co. Ltd. 100,200 1,921,203
Suntory Beverage & Food
Ltd. 17,100 636,725
5,575,868
Biotechnology 0.0%
†
PeptiDream , Inc.* 11,200 513,463
Building Products 0.4%
AGC, Inc. 23,800 1,000,102
Daikin Industries Ltd. 30,200 6,114,827
Lixil Corp. 32,000 891,709
TOTO Ltd.(a) 16,900 1,043,253
9,049,891
Capital Markets 0.3%
Daiwa Securities Group, Inc.
(a) 178,300 925,499
Japan Exchange Group, Inc. 60,900 1,431,483
Nomura Holdings, Inc. 381,900 2,018,774
SBI Holdings, Inc. 29,190 794,352
5,170,108
Chemicals 1.0%
Air Water, Inc.(a) 22,500 393,972
Asahi Kasei Corp. 149,500 1,721,248
JSR Corp.(a) 23,400 708,990
Kansai Paint Co. Ltd.(a) 22,200 594,672
Kuraray Co. Ltd. 42,900 489,792
Mitsubishi Chemical Holdings
Corp. 162,800 1,219,587
Mitsubishi Gas Chemical
Co., Inc. 18,400 453,362
Mitsui Chemicals, Inc.(a) 22,000 698,286
Nippon Paint Holdings Co.
Ltd.(a) 89,000 1,286,948
Nippon Sanso Holdings
Corp. 20,000 379,980
Nissan Chemical Corp.(a) 14,900 796,481
Nitto Denko Corp. 19,100 1,639,789
Shin-Etsu Chemical Co. Ltd. 43,100 7,282,414
Sumitomo Chemical Co. Ltd.
(a) 183,700 951,508
Teijin Ltd.(a) 22,800 392,824
Toray Industries, Inc. 176,300 1,134,724
Tosoh Corp. 31,700 606,813
20,751,390
Commercial Services & Supplies 0.2%
Dai Nippon Printing Co. Ltd. 32,400 682,163
Secom Co. Ltd. 25,700 2,169,853
Sohgo Security Services Co.
Ltd. 8,300 392,913
Toppan Printing Co. Ltd. 29,000 490,006
3,734,935

60 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Construction & Engineering 0.2%
Kajima Corp. 54,800 781,362
Obayashi Corp. 82,500 759,939
Shimizu Corp. 70,400 572,123
Taisei Corp.(a) 24,300 936,938
3,050,362
Construction Materials 0.0%
†
Taiheiyo Cement Corp. 12,100 319,217
Consumer Finance 0.0%
†
Acom Co. Ltd. 59,900 277,978
Diversified Financial Services 0.2%
Mitsubishi HC Capital, Inc.(a) 80,200 486,244
ORIX Corp. 162,000 2,743,186
Tokyo Century Corp.(a) 4,800 324,181
3,553,611
Diversified Telecommunication Services 0.2%
Nippon Telegraph &
Telephone Corp. 155,956 4,013,845
Electric Utilities 0.2%
Chubu Electric Power Co.,
Inc.(a) 81,900 1,057,172
Chugoku Electric Power Co.,
Inc. (The)(a) 32,400 398,585
Kansai Electric Power Co.,
Inc. (The)(a) 89,500 971,432
Kyushu Electric Power Co.,
Inc.(a) 48,400 476,905
Tohoku Electric Power Co.,
Inc. 50,100 474,372
Tokyo Electric Power Co.
Holdings, Inc.* 173,600 580,441
3,958,907
Electrical Equipment 0.5%
Fuji Electric Co. Ltd. 15,000 628,253
Mitsubishi Electric Corp. 225,500 3,454,073
Nidec Corp. 54,400 6,645,248
10,727,574
Electronic Equipment, Instruments & Components 1.6%
Azbil Corp.(a) 15,500 670,471
Hamamatsu Photonics KK 16,900 1,001,744
Hirose Electric Co. Ltd. 3,694 569,969
Hitachi Ltd. 117,900 5,355,786
Ibiden Co. Ltd. 13,300 616,032
Keyence Corp. 22,144 10,107,554
Kyocera Corp.(a) 39,100 2,489,537
Murata Manufacturing Co.
Ltd. 69,400 5,595,418
Omron Corp. 22,500 1,763,335
Shimadzu Corp. 28,200 1,025,881
TDK Corp. 15,800 2,203,407
Yokogawa Electric Corp.(a) 28,800 533,047
31,932,181
Entertainment 0.6%
Capcom Co. Ltd. 22,200 723,791
Koei Tecmo Holdings Co.
Ltd. 7,410 333,908
Konami Holdings Corp.(a) 10,700 639,814
Nexon Co. Ltd. 58,600 1,905,419
Common Stocks
Shares Value ($)
JAPAN
Entertainment
Nintendo Co. Ltd. 13,600 7,612,561
Square Enix Holdings Co.
Ltd. 11,500 639,905
Toho Co. Ltd. 13,000 529,041
12,384,439
Equity Real Estate Investment Trusts (REITs) 0.3%
Daiwa House REIT
Investment Corp. 251 674,923
GLP J-REIT 454 746,190
Japan Metropolitan Fund
Invest 852 871,025
Japan Real Estate
Investment Corp. 167 986,732
Nippon Building Fund, Inc. 186 1,096,064
Nippon Prologis REIT, Inc. 262 842,372
Nomura Real Estate Master
Fund, Inc. 528 794,038
Orix JREIT, Inc. 304 529,703
United Urban Investment
Corp. 320 430,614
6,971,661
Food & Staples Retailing 0.4%
Aeon Co. Ltd. 79,900 2,386,906
Cosmos Pharmaceutical
Corp. 2,300 359,234
Kobe Bussan Co. Ltd.(a) 14,400 386,238
Lawson, Inc. 6,200 304,528
Seven & i Holdings Co. Ltd. 92,800 3,750,255
Sundrug Co. Ltd. 8,400 307,914
Tsuruha Holdings, Inc. 4,700 605,645
Welcia Holdings Co. Ltd. 12,400 425,240
8,525,960
Food Products 0.3%
Ajinomoto Co., Inc. 57,700 1,183,496
Calbee , Inc.(a) 11,500 293,458
Kikkoman Corp.(a) 16,900 1,009,147
MEIJI Holdings Co. Ltd.(a) 14,280 918,930
NH Foods Ltd.(a) 10,300 442,634
Nisshin Seifun Group, Inc.(a) 20,923 350,664
Nissin Foods Holdings Co.
Ltd.(a) 8,000 593,689
Toyo Suisan Kaisha Ltd.(a) 11,200 470,045
Yakult Honsha Co. Ltd. 15,200 770,830
Yamazaki Baking Co. Ltd.(a) 12,100 195,369
6,228,262
Gas Utilities 0.1%
Osaka Gas Co. Ltd. 47,700 932,615
Toho Gas Co. Ltd.(a) 8,700 538,535
Tokyo Gas Co. Ltd. 47,800 1,062,401
2,533,551
Health Care Equipment & Supplies 0.7%
Asahi Intecc Co. Ltd. 23,200 640,671
Hoya Corp. 45,400 5,347,250
Olympus Corp. 143,700 2,980,969
Sysmex Corp. 20,400 2,204,135
Terumo Corp. 77,200 2,798,407
13,971,432
Health Care Providers & Services 0.1%
Alfresa Holdings Corp. 24,400 470,934

NVIT International Index Fund - March 31, 2021 (Unaudited) - Statement of Investments - 61
Common Stocks
Shares Value ($)
JAPAN
Health Care Providers & Services
Medipal Holdings Corp.(a) 20,500 394,259
Suzuken Co. Ltd.(a) 7,820 306,028
1,171,221
Health Care Technology 0.2%
M3, Inc. 53,700 3,691,325
Hotels, Restaurants & Leisure 0.2%
McDonald's Holdings Co.
Japan Ltd. 7,526 346,876
Oriental Land Co. Ltd.(a) 24,200 3,646,323
3,993,199
Household Durables 1.2%
Casio Computer Co. Ltd.(a) 23,500 445,043
Iida Group Holdings Co. Ltd. 17,300 420,017
Panasonic Corp. 271,800 3,511,549
Rinnai Corp. 4,700 527,517
Sekisui Chemical Co. Ltd.(a) 45,300 873,180
Sekisui House Ltd. 74,000 1,591,683
Sharp Corp.(a) 22,900 396,837
Sony Group Corp. 153,800 16,192,287
23,958,113
Household Products 0.2%
Lion Corp. 27,600 537,865
Pigeon Corp. 14,300 541,935
Unicharm Corp. 49,300 2,066,169
3,145,969
Industrial Conglomerates 0.1%
Keihan Holdings Co. Ltd. 11,900 496,376
Toshiba Corp. 46,300 1,568,689
2,065,065
Insurance 0.6%
Dai-ichi Life Holdings, Inc.(a) 130,400 2,256,780
Japan Post Holdings Co.
Ltd.* 188,400 1,685,244
Japan Post Insurance Co.
Ltd.(a) 25,500 525,903
MS&AD Insurance Group
Holdings, Inc. 53,241 1,568,974
Sompo Holdings, Inc. 39,750 1,520,792
T&D Holdings, Inc. 63,700 827,056
Tokio Marine Holdings, Inc.
(a) 77,300 3,701,146
12,085,895
Interactive Media & Services 0.1%
Kakaku.com, Inc. 15,800 432,774
Z Holdings Corp. 322,500 1,610,224
2,042,998
Internet & Direct Marketing Retail 0.1%
Mercari , Inc.* 10,600 483,335
Rakuten Group, Inc. 109,400 1,303,757
ZOZO, Inc. 11,500 340,600
2,127,692
IT Services 0.6%
Fujitsu Ltd. 23,600 3,425,385
GMO Payment Gateway, Inc. 4,900 656,165
Itochu Techno-Solutions
Corp. 11,300 365,776
NEC Corp. 31,500 1,858,690
Common Stocks
Shares Value ($)
JAPAN
IT Services
Nomura Research Institute
Ltd. 40,715 1,265,536
NTT Data Corp.(a) 80,200 1,245,814
Obic Co. Ltd. 8,300 1,527,158
Otsuka Corp. 12,100 566,520
SCSK Corp. 5,700 338,842
TIS, Inc. 26,900 643,058
11,892,944
Leisure Products 0.3%
Bandai Namco Holdings, Inc. 24,200 1,730,195
Sega Sammy Holdings, Inc. 20,700 323,748
Shimano, Inc. 8,900 2,125,815
Yamaha Corp. 16,800 914,606
5,094,364
Machinery 1.4%
Amada Co. Ltd. 41,200 461,967
Daifuku Co. Ltd.(a) 12,500 1,228,179
FANUC Corp. 23,200 5,521,256
Harmonic Drive Systems,
Inc.(a) 4,800 325,984
Hino Motors Ltd. 40,100 343,753
Hitachi Construction
Machinery Co. Ltd. 13,400 431,190
Hoshizaki Corp. 6,000 534,597
Komatsu Ltd. 107,400 3,318,087
Kubota Corp. 127,100 2,902,367
Kurita Water Industries Ltd. 11,200 482,029
Makita Corp. 28,000 1,202,166
MINEBEA MITSUMI, Inc. 46,100 1,185,280
MISUMI Group, Inc. 36,100 1,051,009
Mitsubishi Heavy Industries
Ltd. 38,000 1,186,911
Miura Co. Ltd.(a) 10,000 541,869
Nabtesco Corp. 13,000 597,590
NGK Insulators Ltd. 33,600 618,043
NSK Ltd.(a) 42,600 436,560
SMC Corp. 6,900 4,025,828
THK Co. Ltd. 13,800 477,431
Yaskawa Electric Corp. 28,600 1,432,180
28,304,276
Marine 0.0%
†
Nippon Yusen KK(a) 20,300 696,547
Media 0.1%
CyberAgent , Inc. 47,600 861,431
Dentsu Group, Inc. 26,901 867,148
Hakuhodo DY Holdings, Inc. 31,200 523,028
2,251,607
Metals & Mining 0.2%
Hitachi Metals Ltd. 23,900 393,251
JFE Holdings, Inc. 57,200 703,068
Nippon Steel Corp. 95,844 1,632,162
Sumitomo Metal Mining Co.
Ltd. 27,500 1,194,769
3,923,250
Multiline Retail 0.1%
Marui Group Co. Ltd.(a) 25,000 471,623
Pan Pacific International
Holdings Corp. 52,400 1,237,608

62 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Multiline Retail
Ryohin Keikaku Co. Ltd. 27,300 647,032
2,356,263
Oil, Gas & Consumable Fuels 0.2%
ENEOS Holdings, Inc.(a) 366,739 1,660,981
Idemitsu Kosan Co. Ltd.(a) 23,056 594,214
Inpex Corp. 129,700 885,089
3,140,284
Paper & Forest Products 0.0%
†
Oji Holdings Corp. 101,000 656,269
Personal Products 0.4%
Kao Corp. 58,700 3,888,627
Kobayashi Pharmaceutical
Co. Ltd. 6,100 569,812
Kose Corp. 4,200 595,110
Pola Orbis Holdings, Inc. 13,200 318,732
Shiseido Co. Ltd. 48,100 3,240,235
8,612,516
Pharmaceuticals 1.5%
Astellas Pharma, Inc. 224,000 3,458,599
Chugai Pharmaceutical Co.
Ltd. 81,400 3,312,788
Daiichi Sankyo Co. Ltd. 207,400 6,062,270
Eisai Co. Ltd. 30,600 2,055,663
Hisamitsu Pharmaceutical
Co., Inc.(a) 5,600 366,002
Kyowa Kirin Co. Ltd. 31,600 947,211
Nippon Shinyaku Co. Ltd.(a) 5,300 394,694
Ono Pharmaceutical Co. Ltd. 43,600 1,142,011
Otsuka Holdings Co. Ltd. 47,200 2,002,880
Santen Pharmaceutical Co.
Ltd. 42,900 591,442
Shionogi & Co. Ltd.(a) 32,500 1,753,062
Sumitomo Dainippon Pharma
Co. Ltd.(a) 24,600 429,759
Taisho Pharmaceutical
Holdings Co. Ltd. 3,400 219,863
Takeda Pharmaceutical Co.
Ltd. 192,349 6,950,164
29,686,408
Professional Services 0.5%
Nihon M&A Center, Inc. 38,000 1,031,815
Persol Holdings Co. Ltd. 19,600 385,384
Recruit Holdings Co. Ltd. 164,500 8,072,433
9,489,632
Real Estate Management & Development 0.5%
Aeon Mall Co. Ltd. 14,830 258,306
Daito Trust Construction Co.
Ltd. 7,900 919,048
Daiwa House Industry Co.
Ltd. 68,600 2,015,758
Hulic Co. Ltd. 33,300 394,169
Mitsubishi Estate Co. Ltd. 144,800 2,539,319
Mitsui Fudosan Co. Ltd. 113,800 2,597,633
Nomura Real Estate
Holdings, Inc. 13,200 319,114
Sumitomo Realty &
Development Co. Ltd.(a) 39,300 1,393,795
Common Stocks
Shares Value ($)
JAPAN
Real Estate Management & Development
Tokyu Fudosan Holdings
Corp. 66,700 396,837
10,833,979
Road & Rail 0.7%
Central Japan Railway Co. 17,600 2,636,494
East Japan Railway Co.(a) 37,076 2,631,482
Hankyu Hanshin Holdings,
Inc. 29,100 931,874
Keikyu Corp.(a) 24,799 374,926
Keio Corp. 13,099 881,453
Keisei Electric Railway Co.
Ltd. 14,400 471,539
Kintetsu Group Holdings Co.
Ltd.* 20,200 771,326
Kyushu Railway Co.(a) 19,200 448,759
Nagoya Railroad Co. Ltd.*(a) 21,999 524,682
Nippon Express Co. Ltd. 8,700 650,340
Odakyu Electric Railway Co.
Ltd.(a) 34,200 937,177
Seibu Holdings, Inc. 29,200 322,962
Tobu Railway Co. Ltd. 23,800 639,772
Tokyu Corp.(a) 63,200 845,982
West Japan Railway Co.(a) 19,000 1,055,919
14,124,687
Semiconductors & Semiconductor Equipment 0.7%
Advantest Corp. 24,000 2,126,643
Disco Corp. 3,500 1,108,906
Lasertec Corp. 9,400 1,251,067
Renesas Electronics Corp.* 93,400 1,025,996
Rohm Co. Ltd. 10,600 1,048,971
SUMCO Corp. 30,700 709,262
Tokyo Electron Ltd. 18,000 7,706,673
14,977,518
Software 0.1%
Oracle Corp. Japan 4,300 422,680
Trend Micro, Inc. 16,600 832,129
1,254,809
Specialty Retail 0.5%
ABC-Mart, Inc. 3,300 186,432
Fast Retailing Co. Ltd. 7,000 5,601,153
Hikari Tsushin, Inc. 2,400 483,659
Nitori Holdings Co. Ltd. 9,700 1,882,486
Shimamura Co. Ltd. 3,100 357,834
USS Co. Ltd. 29,200 572,217
Yamada Holdings Co. Ltd. 94,500 510,572
9,594,353
Technology Hardware, Storage & Peripherals 0.4%
Brother Industries Ltd.(a) 27,200 604,622
Canon, Inc. 121,700 2,757,682
FUJIFILM Holdings Corp. 44,000 2,620,637
Ricoh Co. Ltd.(a) 82,400 835,443
Seiko Epson Corp.(a) 32,700 534,995
7,353,379
Tobacco 0.1%
Japan Tobacco, Inc. 147,800 2,842,174
Trading Companies & Distributors 1.0%
ITOCHU Corp.(a) 164,300 5,341,525
Marubeni Corp.(a) 206,100 1,724,830

NVIT International Index Fund - March 31, 2021 (Unaudited) - Statement of Investments - 63
Common Stocks
Shares Value ($)
JAPAN
Trading Companies & Distributors
Mitsubishi Corp.(a) 163,600 4,643,894
Mitsui & Co. Ltd. 199,800 4,176,625
MonotaRO Co. Ltd. 31,600 859,272
Sumitomo Corp. 143,800 2,056,861
Toyota Tsusho Corp. 26,800 1,132,573
19,935,580
Transportation Infrastructure 0.0%
†
Japan Airport Terminal Co.
Ltd.(a) 6,100 300,452
Wireless Telecommunication Services 1.3%
KDDI Corp.(a) 194,900 5,988,724
SoftBank Corp.(a) 347,600 4,523,709
SoftBank Group Corp. 190,200 16,126,474
26,638,907
492,545,027
JORDAN 0.0%
†
Pharmaceuticals 0.0%
†
Hikma Pharmaceuticals plc 20,299 636,768
LUXEMBOURG 0.2%
Life Sciences Tools & Services 0.1%
Eurofins Scientific SE(a) 15,743 1,505,146
Media 0.0%
†
SES SA, FDR 49,601 393,994
Metals & Mining 0.1%
ArcelorMittal SA(a) 87,271 2,532,508
4,431,648
MACAU 0.2%
Hotels, Restaurants & Leisure 0.2%
Galaxy Entertainment Group
Ltd.* 264,000 2,387,705
Sands China Ltd.* 308,300 1,546,059
SJM Holdings Ltd. 229,000 300,461
Wynn Macau Ltd.*(a) 181,200 353,154
4,587,379
MALTA 0.0%
†
Capital Markets 0.0%
†
BGP Holdings plc*^∞ 848,508 0
MEXICO 0.0%
†
Metals & Mining 0.0%
†
Fresnillo plc 23,174 276,159
NETHERLANDS 4.7%
Banks 0.3%
ABN AMRO Bank NV, CVA
Reg. S(b) 50,658 614,582
ING Groep NV 475,145 5,830,960
6,445,542
Beverages 0.2%
Heineken Holding NV 13,555 1,206,634
Heineken NV 32,060 3,294,660
4,501,294
Biotechnology 0.1%
Argenx SE* 5,328 1,463,836
Chemicals 0.3%
Akzo Nobel NV 23,570 2,634,025
Common Stocks
Shares Value ($)
NETHERLANDS
Chemicals
Koninklijke DSM NV 21,336 3,610,293
6,244,318
Diversified Financial Services 0.1%
EXOR NV 12,587 1,065,737
Diversified Telecommunication Services 0.1%
Koninklijke KPN NV 444,705 1,511,952
Food & Staples Retailing 0.2%
Koninklijke Ahold Delhaize
NV 133,233 3,711,078
Food Products 0.0%
†
JDE Peet's NV* 9,429 346,089
Health Care Equipment & Supplies 0.3%
Koninklijke Philips NV* 110,940 6,333,953
Insurance 0.1%
Aegon NV 220,482 1,045,789
NN Group NV 34,887 1,703,842
2,749,631
IT Services 0.2%
Adyen NV Reg. S*(b) 2,204 4,941,143
Oil, Gas & Consumable Fuels 0.9%
Koninklijke Vopak NV 8,867 441,929
Royal Dutch Shell plc, Class
A 499,546 9,725,093
Royal Dutch Shell plc, Class
B 450,541 8,286,805
18,453,827
Professional Services 0.2%
Randstad NV 13,972 982,995
Wolters Kluwer NV 32,381 2,814,827
3,797,822
Semiconductors & Semiconductor Equipment 1.7%
ASM International NV 5,750 1,682,541
ASML Holding NV 51,737 31,556,403
33,238,944
94,805,166
NEW ZEALAND 0.3%
Diversified Telecommunication Services 0.0%
†
Spark New Zealand Ltd. 222,747 696,237
Electric Utilities 0.0%
†
Mercury NZ Ltd. 82,594 375,253
Food Products 0.0%
†
a2 Milk Co. Ltd. (The)* 91,571 552,354
Health Care Equipment & Supplies 0.1%
Fisher & Paykel Healthcare
Corp. Ltd. 73,038 1,639,987
Health Care Providers & Services 0.0%
†
Ryman Healthcare Ltd. 44,774 478,363
Independent Power and Renewable Electricity Producers
0.0%
†
Meridian Energy Ltd.(a) 151,540 572,576
Software 0.1%
Xero Ltd.* 14,285 1,386,108

64 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
NEW ZEALAND
Transportation Infrastructure 0.1%
Auckland International
Airport Ltd.* 148,060 811,644
6,512,522
NORWAY 0.5%
Banks 0.1%
DNB ASA 115,364 2,456,130
Diversified Telecommunication Services 0.1%
Telenor ASA 86,178 1,517,405
Food Products 0.1%
Mowi ASA 51,434 1,275,970
Orkla ASA 92,531 907,234
2,183,204
Insurance 0.0%
†
Gjensidige Forsikring ASA 24,367 572,091
Media 0.0%
†
Schibsted ASA, Class A* 9,510 399,386
Schibsted ASA, Class B 12,017 430,167
829,553
Metals & Mining 0.1%
Norsk Hydro ASA 161,292 1,033,487
Oil, Gas & Consumable Fuels 0.1%
Equinor ASA 115,936 2,264,051
10,855,921
PORTUGAL 0.2%
Electric Utilities 0.1%
EDP - Energias de Portugal
SA 337,597 1,930,914
Food & Staples Retailing 0.0%
†
Jeronimo Martins SGPS SA 32,215 542,342
Oil, Gas & Consumable Fuels 0.1%
Galp Energia SGPS SA 62,894 730,984
3,204,240
RUSSIA 0.0%
†
Metals & Mining 0.0%
†
Evraz plc 53,945 429,988
SINGAPORE 1.1%
Aerospace & Defense 0.0%
†
Singapore Technologies
Engineering Ltd. 185,100 537,538
Airlines 0.0%
†
Singapore Airlines Ltd.* 160,114 665,975
Banks 0.6%
DBS Group Holdings Ltd. 222,800 4,806,227
Oversea-Chinese Banking
Corp. Ltd. 406,900 3,562,690
United Overseas Bank Ltd. 143,600 2,773,897
11,142,814
Capital Markets 0.1%
Singapore Exchange Ltd. 99,400 738,415
Diversified Telecommunication Services 0.1%
Singapore
Telecommunications Ltd. 983,950 1,788,274
Common Stocks
Shares Value ($)
SINGAPORE
Electronic Equipment, Instruments & Components 0.0%
†
Venture Corp. Ltd. 32,800 490,413
Equity Real Estate Investment Trusts (REITs) 0.2%
Ascendas REIT 405,407 920,599
CapitaLand Integrated
Commercial Trust 530,767 857,957
Mapletree Commercial Trust 281,700 445,012
Mapletree Logistics Trust 319,558 459,480
Suntec REIT 232,800 270,383
2,953,431
Hotels, Restaurants & Leisure 0.0%
†
Genting Singapore Ltd. 706,796 484,373
Industrial Conglomerates 0.0%
†
Keppel Corp. Ltd. 182,400 723,165
Real Estate Management & Development 0.1%
CapitaLand Ltd. 340,097 953,025
City Developments Ltd. 61,200 363,817
UOL Group Ltd. 47,500 279,479
1,596,321
21,120,719
SOUTH AFRICA 0.3%
Metals & Mining 0.3%
Anglo American plc 149,857 5,871,580
SPAIN 2.4%
Banks 0.6%
Banco Bilbao Vizcaya
Argentaria SA 808,851 4,213,207
Banco Santander SA 2,099,627 7,136,570
CaixaBank SA 540,243 1,672,505
13,022,282
Biotechnology 0.1%
Grifols SA 37,919 992,673
Construction & Engineering 0.1%
ACS Actividades de
Construccion y Servicios
SA(a) 28,769 953,728
Ferrovial SA 58,687 1,530,214
2,483,942
Diversified Telecommunication Services 0.2%
Cellnex Telecom SA Reg.
S(b) 38,868 2,238,233
Telefonica SA 607,898 2,726,127
4,964,360
Electric Utilities 0.6%
Endesa SA 36,518 967,121
Iberdrola SA 746,410 9,623,115
Red Electrica Corp. SA 54,857 971,835
11,562,071
Electrical Equipment 0.1%
Siemens Gamesa
Renewable Energy SA 27,758 1,074,622
Gas Utilities 0.1%
Enagas SA 28,047 609,205
Naturgy Energy Group SA(a) 37,531 920,055
1,529,260
IT Services 0.2%
Amadeus IT Group SA* 55,739 3,945,570

NVIT International Index Fund - March 31, 2021 (Unaudited) - Statement of Investments - 65
Common Stocks
Shares Value ($)
SPAIN
Oil, Gas & Consumable Fuels 0.1%
Repsol SA 177,413 2,195,428
Specialty Retail 0.2%
Industria de Diseno Textil SA 132,419 4,364,934
Transportation Infrastructure 0.1%
Aena SME SA Reg. S*(b) 7,986 1,295,545
47,430,687
SWEDEN 3.4%
Banks 0.3%
Skandinaviska Enskilda
Banken AB, Class A 198,015 2,413,916
Svenska Handelsbanken AB,
Class A 187,985 2,040,813
Swedbank AB, Class A 109,936 1,935,116
6,389,845
Building Products 0.2%
Assa Abloy AB, Class B 123,470 3,545,687
Nibe Industrier AB, Class B 36,725 1,139,008
4,684,695
Capital Markets 0.1%
EQT AB 29,411 967,206
Commercial Services & Supplies 0.0%
†
Securitas AB, Class B 38,118 648,293
Communications Equipment 0.2%
Telefonaktiebolaget LM
Ericsson, Class B 355,700 4,705,120
Construction & Engineering 0.1%
Skanska AB, Class B(a) 39,600 993,171
Diversified Financial Services 0.4%
Industrivarden AB, Class A* 13,441 493,995
Industrivarden AB, Class C* 20,799 729,159
Investor AB, Class B 55,259 4,407,174
Kinnevik AB, Class B*(a) 30,484 1,480,330
L E Lundbergforetagen AB,
Class B* 9,028 492,932
7,603,590
Diversified Telecommunication Services 0.1%
Telia Co. AB 298,698 1,293,997
Electronic Equipment, Instruments & Components 0.2%
Hexagon AB, Class B 34,645 3,195,003
Food & Staples Retailing 0.0%
†
ICA Gruppen AB 12,291 600,924
Hotels, Restaurants & Leisure 0.1%
Evolution Gaming Group AB
Reg. S(b) 19,371 2,853,274
Household Durables 0.1%
Electrolux AB Series B 26,142 724,330
Husqvarna AB, Class B 48,561 698,516
1,422,846
Household Products 0.1%
Essity AB, Class B(a) 73,947 2,336,279
Industrial Conglomerates 0.0%
†
Investment AB Latour , Class
B 16,568 428,719
Common Stocks
Shares Value ($)
SWEDEN
Machinery 1.0%
Alfa Laval AB* 39,992 1,207,730
Atlas Copco AB, Class A 81,752 4,977,595
Atlas Copco AB, Class B 47,480 2,470,085
Epiroc AB, Class A 78,853 1,786,249
Epiroc AB, Class B 45,014 937,965
Sandvik AB* 135,661 3,707,226
SKF AB, Class B(a) 48,390 1,375,629
Volvo AB, Class B 175,003 4,427,958
20,890,437
Metals & Mining 0.1%
Boliden AB 31,959 1,184,077
Oil, Gas & Consumable Fuels 0.0%
†
Lundin Energy AB(a) 21,049 661,467
Paper & Forest Products 0.1%
Svenska Cellulosa AB SCA,
Class B* 77,019 1,361,615
Real Estate Management & Development 0.0%
†
Fastighets AB Balder, Class
B* 12,738 630,619
Specialty Retail 0.1%
H & M Hennes & Mauritz AB,
Class B* 97,618 2,195,258
Tobacco 0.1%
Swedish Match AB 19,250 1,503,037
Wireless Telecommunication Services 0.1%
Tele2 AB, Class B 63,483 856,362
67,405,834
SWITZERLAND 9.2%
Banks 0.0%
†
Banque Cantonale Vaudoise
(Registered) 4,204 410,145
Beverages 0.0%
†
Coca-Cola HBC AG 25,379 807,936
Building Products 0.1%
Geberit AG (Registered) 4,553 2,897,897
Capital Markets 0.7%
Credit Suisse Group AG
(Registered) 301,256 3,180,587
Julius Baer Group Ltd. 26,765 1,710,160
Partners Group Holding AG 2,288 2,923,512
UBS Group AG (Registered) 445,479 6,897,468
14,711,727
Chemicals 0.5%
Clariant AG (Registered) 25,170 507,549
EMS- Chemie Holding AG
(Registered) 968 864,365
Givaudan SA (Registered) 1,128 4,346,451
Sika AG (Registered) 17,291 4,939,042
10,657,407
Construction Materials 0.2%
LafargeHolcim Ltd.
(Registered)* 62,982 3,701,743

66 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
SWITZERLAND
Diversified Telecommunication Services 0.1%
Swisscom AG (Registered)
(a) 3,110 1,668,368
Electrical Equipment 0.3%
ABB Ltd. (Registered) 223,972 6,812,038
Food Products 2.1%
Barry Callebaut AG
(Registered) 380 858,831
Chocoladefabriken Lindt &
Spruengli AG(a) 126 1,099,847
Chocoladefabriken Lindt &
Spruengli AG (Registered) 12 1,098,232
Nestle SA (Registered) 350,172 39,028,534
42,085,444
Health Care Equipment & Supplies 0.4%
Alcon, Inc.* 59,673 4,178,040
Sonova Holding AG
(Registered)* 6,566 1,739,401
Straumann Holding AG
(Registered) 1,232 1,536,208
7,453,649
Insurance 0.7%
Baloise Holding AG
(Registered) 5,893 1,001,754
Swiss Life Holding AG
(Registered) 3,826 1,880,559
Swiss Re AG 34,233 3,366,767
Zurich Insurance Group AG 18,251 7,782,693
14,031,773
Life Sciences Tools & Services 0.3%
Lonza Group AG
(Registered) 9,018 5,039,876
Machinery 0.1%
Schindler Holding AG 4,816 1,414,734
Schindler Holding AG
(Registered) 2,558 732,988
2,147,722
Marine 0.1%
Kuehne + Nagel International
AG (Registered) 6,437 1,836,732
Pharmaceuticals 2.6%
Novartis AG (Registered) 269,720 23,040,240
Roche Holding AG(a) 89,282 28,931,708
Vifor Pharma AG(a) 5,784 787,234
52,759,182
Professional Services 0.2%
Adecco Group AG
(Registered) 19,726 1,328,513
SGS SA (Registered) 736 2,087,989
3,416,502
Real Estate Management & Development 0.0%
†
Swiss Prime Site AG
(Registered) 8,889 819,260
Semiconductors & Semiconductor Equipment 0.2%
STMicroelectronics NV 76,245 2,906,419
Software 0.1%
Temenos AG (Registered) 8,324 1,198,089
Common Stocks
Shares Value ($)
SWITZERLAND
Technology Hardware, Storage & Peripherals 0.1%
Logitech International SA
(Registered) 19,989 2,095,161
Textiles, Apparel & Luxury Goods 0.4%
Cie Financiere Richemont
SA (Registered) 63,103 6,059,516
Swatch Group AG (The) 3,348 963,468
Swatch Group AG (The)
(Registered)(a) 6,136 341,402
7,364,386
184,821,456
UNITED ARAB EMIRATES 0.0%
†
Health Care Providers & Services 0.0%
†
NMC Health plc*^∞ 11,719 0
UNITED KINGDOM 11.7%
Aerospace & Defense 0.2%
BAE Systems plc 393,559 2,739,684
Rolls-Royce Holdings plc* 1,053,423 1,530,143
4,269,827
Banks 1.4%
Barclays plc 2,101,271 5,387,972
HSBC Holdings plc 2,479,382 14,462,115
Lloyds Banking Group plc* 8,551,373 5,006,909
Natwest Group plc 576,798 1,560,914
Standard Chartered plc 326,524 2,246,656
28,664,566
Beverages 0.6%
Coca-Cola European
Partners plc 24,148 1,259,559
Diageo plc 285,141 11,726,685
12,986,244
Capital Markets 0.5%
3i Group plc 116,799 1,857,892
Hargreaves Lansdown plc 41,299 877,925
London Stock Exchange
Group plc 38,398 3,674,887
Schroders plc 15,324 739,633
St James's Place plc 67,351 1,181,542
Standard Life Aberdeen plc 269,980 1,077,682
9,409,561
Chemicals 0.1%
Croda International plc 16,385 1,434,158
Johnson Matthey plc 24,344 1,011,438
2,445,596
Commercial Services & Supplies 0.1%
Rentokil Initial plc* 221,090 1,476,746
Diversified Financial Services 0.0%
†
M&G plc 320,496 916,559
Diversified Telecommunication Services 0.1%
BT Group plc* 1,077,162 2,299,303
Electric Utilities 0.1%
SSE plc 126,152 2,531,135
Electronic Equipment, Instruments & Components 0.1%
Halma plc 44,796 1,466,413
Equity Real Estate Investment Trusts (REITs) 0.2%
British Land Co. plc (The) 100,664 699,903
Land Securities Group plc 88,471 841,990

NVIT International Index Fund - March 31, 2021 (Unaudited) - Statement of Investments - 67
Common Stocks
Shares Value ($)
UNITED KINGDOM
Equity Real Estate Investment Trusts (REITs)
Segro plc 146,129 1,889,152
3,431,045
Food & Staples Retailing 0.2%
J Sainsbury plc 203,562 680,665
Tesco plc 935,245 2,951,547
Wm Morrison Supermarkets
plc 284,900 717,052
4,349,264
Food Products 0.1%
Associated British Foods plc* 42,130 1,403,092
Health Care Equipment & Supplies 0.1%
Smith & Nephew plc 106,494 2,010,885
Hotels, Restaurants & Leisure 0.4%
Compass Group plc* 216,523 4,364,311
Entain plc* 72,004 1,507,399
InterContinental Hotels
Group plc* 20,641 1,419,923
Whitbread plc* 25,167 1,189,071
8,480,704
Household Durables 0.2%
Barratt Developments plc* 119,018 1,225,769
Berkeley Group Holdings plc 15,692 960,618
Persimmon plc 37,887 1,536,188
Taylor Wimpey plc* 463,064 1,152,483
4,875,058
Household Products 0.4%
Reckitt Benckiser Group plc 87,110 7,804,265
Industrial Conglomerates 0.3%
CK Hutchison Holdings Ltd. 329,016 2,625,240
DCC plc 12,508 1,084,926
Melrose Industries plc* 575,558 1,324,705
Smiths Group plc 45,546 965,725
6,000,596
Insurance 0.8%
Admiral Group plc 24,267 1,037,544
Aviva plc 476,400 2,681,939
Direct Line Insurance Group
plc 174,605 753,788
Legal & General Group plc 730,435 2,806,242
Phoenix Group Holdings plc 69,128 699,631
Prudential plc 318,444 6,750,863
RSA Insurance Group plc 129,955 1,220,079
15,950,086
Interactive Media & Services 0.0%
†
Auto Trader Group plc Reg.
S*(b) 120,561 921,715
Internet & Direct Marketing Retail 0.1%
Ocado Group plc* 58,591 1,644,011
Machinery 0.2%
CNH Industrial NV(a) 122,705 1,905,819
Spirax-Sarco Engineering plc 9,177 1,442,571
3,348,390
Media 0.2%
Informa plc* 177,670 1,371,681
Pearson plc 88,677 943,482
WPP plc 147,585 1,873,685
4,188,848
Common Stocks
Shares Value ($)
UNITED KINGDOM
Multiline Retail 0.1%
Next plc* 15,817 1,715,078
Multi-Utilities 0.3%
National Grid plc 430,228 5,131,030
Oil, Gas & Consumable Fuels 0.5%
BP plc 2,467,748 10,012,053
Paper & Forest Products 0.1%
Mondi plc 57,726 1,472,781
Personal Products 0.9%
Unilever plc 318,873 17,793,102
Pharmaceuticals 1.3%
AstraZeneca plc 159,091 15,864,526
GlaxoSmithKline plc 612,054 10,864,052
26,728,578
Professional Services 0.6%
Experian plc 110,227 3,797,147
Intertek Group plc 19,234 1,485,800
RELX plc 233,934 5,874,130
11,157,077
Software 0.1%
AVEVA Group plc 13,500 636,966
Sage Group plc (The) 136,141 1,150,398
1,787,364
Specialty Retail 0.1%
JD Sports Fashion plc* 62,695 712,962
Kingfisher plc* 268,244 1,177,301
1,890,263
Textiles, Apparel & Luxury Goods 0.1%
Burberry Group plc* 51,442 1,346,820
Tobacco 0.6%
British American Tobacco plc 279,867 10,704,670
Imperial Brands plc 115,643 2,379,199
13,083,869
Trading Companies & Distributors 0.2%
Ashtead Group plc 55,092 3,287,237
Bunzl plc 39,700 1,271,236
4,558,473
Water Utilities 0.1%
Severn Trent plc 30,249 961,778
United Utilities Group plc 78,704 1,004,696
1,966,474
Wireless Telecommunication Services 0.3%
Vodafone Group plc 3,279,382 5,967,789
235,484,660
UNITED STATES 0.6%
Automobiles 0.2%
Stellantis NV 251,986 4,463,862
Construction Materials 0.1%
James Hardie Industries plc
CHDI(a) 55,550 1,688,226
Energy Equipment & Services 0.0%
†
Tenaris SA(a) 50,581 572,813
Life Sciences Tools & Services 0.1%
QIAGEN NV* 27,488 1,330,701

68 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
UNITED STATES
Software 0.0%
†
CyberArk Software Ltd.*(a) 4,491 580,866
Trading Companies & Distributors 0.2%
Ferguson plc 26,982 3,224,889
11,861,357
Total Common Stocks
(cost $1,390,538,139) 1,980,072,406
Rights 0.0%
†
Number of
Rights
ITALY 0.0%
†
Gas Utilities 0.0%
†
Snam SpA , expiring
4/7/2021*∞ 241,540 248
Total Rights
(cost $–) 248
Repurchase Agreements 2.1%
Principal
Amount ($)
Cantor Fitzgerald &
Co., 0.02%, dated
3/31/2021, due
4/1/2021, repurchase
price $1,827,344,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 6.50%, maturing
8/25/2022 - 1/16/2061;
total market value
$1,863,890.(c) 1,827,343 1,827,343
CF Secured, LLC, 0.02%,
dated 3/31/2021, due
4/1/2021, repurchase
price $3,000,002,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 6.00%, maturing
4/22/2021 - 10/20/2069;
total market value
$3,060,002.(c) 3,000,000 3,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
HSBC Bank plc, 0.09%,
dated 3/31/2021, due
4/1/2021, repurchase
price $14,800,037,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 3.75%, maturing
6/3/2021 - 11/15/2050;
total market value
$15,102,079.(c) 14,800,000 14,800,000
MetLife, Inc., 0.03%,
dated 3/31/2021, due
4/1/2021, repurchase
price $5,000,005,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 8/15/2027 -
11/15/2050; total market
value $5,102,045.(c) 5,000,000 5,000,000
NatWest Markets
Securities, Inc., 0.02%,
dated 3/26/2021, due
4/1/2021, repurchase
price $15,000,038,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 8.13%, maturing
5/15/2021 - 2/15/2051;
total market value
$15,300,041.(c) 15,000,000 15,000,000
Pershing LLC, 0.03%,
dated 3/31/2021, due
4/1/2021, repurchase
price $3,000,003,
collateralized by U.S.
Government Agency
Securities, ranging from
0.00% - 8.50%, maturing
12/15/2021 - 2/20/2071;
total market value
$3,060,000.(c) 3,000,000 3,000,000
Total Repurchase Agreements
(cost $42,627,343) 42,627,343
Total Investments
(cost $1,433,165,482) — 100.7% 2,022,699,997
Liabilities in excess of other assets
— (0.7)% (13,756,797)
NET ASSETS — 100.0%
$ 2,008,943,200

NVIT International Index Fund - March 31, 2021 (Unaudited) - Statement of Investments - 69
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at March
31, 2021. The total value of securities on loan at March 31,
2021 was $105,991,232, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $42,627,343 and by $70,964,254 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.88%, and maturity dates ranging
from 4/6/2021 – 2/15/2051, a total value of $113,591,597.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at March 31, 2021 was
$34,925,178 which represents 1.74% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2021 was $42,627,343.
ADR American Depositary Receipt
CHDI Clearing House Electronic Subregister System
(CHESS) Depository Interest
CVA Dutch Certification
FDR Fiduciary Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

70 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT International Index Fund
Futures contracts outstanding as of March 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
EURO STOXX 50 Index 206 6/2021 EUR 9,339,336 144,234
FTSE 100 Index 61 6/2021 GBP 5,617,099 (22,021)
Nikkei 225 Index 45 6/2021 JPY 5,937,683 38,075
SPI 200 Index 25 6/2021 AUD 3,211,947 17,539
177,827
At March 31, 2021, the Fund had $1,835,590 segregated in foreign currency as collateral with the broker for open futures contracts.
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen

NVIT International Index Fund - March 31, 2021 (Unaudited) - Statement of Investments - 71
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

72 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT International Index Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 21,768,430 $ – $ 21,768,430
Air Freight & Logistics – 13,366,200 – 13,366,200
Airlines – 2,236,348 – 2,236,348
Auto Components 110,160 18,284,899 – 18,395,059
Automobiles – 65,774,011 – 65,774,011
Banks – 169,466,601 – 169,466,601
Beverages 1,259,559 38,377,909 – 39,637,468
Biotechnology – 17,192,469 – 17,192,469
Building Products – 23,106,429 – 23,106,429
Capital Markets – 54,143,033 – 54,143,033
Chemicals – 72,470,231 – 72,470,231
Commercial Services & Supplies – 7,347,859 – 7,347,859
Communications Equipment – 7,484,100 – 7,484,100
Construction & Engineering – 15,575,610 – 15,575,610
Construction Materials – 11,772,927 – 11,772,927
Consumer Finance – 277,978 – 277,978
Containers & Packaging – 1,353,367 – 1,353,367
Diversified Financial Services 503,376 15,819,904 – 16,323,280
Diversified Telecommunication Services – 37,591,039 – 37,591,039
Electric Utilities – 42,659,296 – 42,659,296
Electrical Equipment – 39,233,136 – 39,233,136
Electronic Equipment, Instruments &
Components – 37,084,010 – 37,084,010
Energy Equipment & Services – 572,813 – 572,813
Entertainment – 17,087,061 – 17,087,061
Equity Real Estate Investment Trusts
(REITs) – 27,306,866 – 27,306,866
Food & Staples Retailing – 27,369,943 – 27,369,943
Food Products – 62,319,183 – 62,319,183
Gas Utilities – 8,588,899 – 8,588,899
Health Care Equipment & Supplies – 43,406,141 – 43,406,141
Health Care Providers & Services – 9,786,918 – 9,786,918
Health Care Technology – 3,691,325 – 3,691,325
Hotels, Restaurants & Leisure 479,054 30,105,063 – 30,584,117
Household Durables – 30,773,403 – 30,773,403
Household Products – 16,937,137 – 16,937,137
Independent Power and Renewable
Electricity Producers – 1,456,391 – 1,456,391
Industrial Conglomerates 2,448,844 24,717,609 – 27,166,453
Insurance – 102,496,454 – 102,496,454
Interactive Media & Services – 5,980,233 – 5,980,233
Internet & Direct Marketing Retail – 17,033,928 – 17,033,928
IT Services 1,925,856 33,332,941 – 35,258,797
Leisure Products – 5,094,364 – 5,094,364
Life Sciences Tools & Services – 9,237,251 – 9,237,251
Machinery – 66,259,359 – 66,259,359
Marine – 5,145,889 – 5,145,889
Media – 9,222,470 – 9,222,470
Metals & Mining – 64,649,826 – 64,649,826
Multiline Retail – 9,644,033 – 9,644,033
Multi-Utilities – 17,687,005 – 17,687,005
Oil, Gas & Consumable Fuels – 64,834,850 – 64,834,850
Paper & Forest Products – 7,117,676 – 7,117,676
Personal Products – 39,437,815 – 39,437,815
Pharmaceuticals 1,513,806 151,324,324 – 152,838,130
Professional Services – 31,537,852 – 31,537,852
Real Estate Management & Development 660,330 33,179,216 – 33,839,546
Road & Rail – 15,836,686 – 15,836,686

NVIT International Index Fund - March 31, 2021 (Unaudited) - Statement of Investments - 73
The FVC continues to evaluate any information that could
cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2021. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
Level 1 Level 2 Level 3 Total
Assets:
Semiconductors & Semiconductor
Equipment $ – $ 58,330,040 $ – $ 58,330,040
Software 2,155,276 27,933,205 – 30,088,481
Specialty Retail – 18,044,808 – 18,044,808
Technology Hardware, Storage &
Peripherals – 9,448,540 – 9,448,540
Textiles, Apparel & Luxury Goods – 58,517,888 – 58,517,888
Tobacco – 17,429,080 – 17,429,080
Trading Companies & Distributors – 29,290,731 – 29,290,731
Transportation Infrastructure – 9,035,611 – 9,035,611
Water Utilities – 1,966,474 – 1,966,474
Wireless Telecommunication Services – 33,463,058 – 33,463,058
Total Common Stocks $ 11,056,261 $ 1,969,016,145 $ – $ 1,980,072,406
Futures Contracts 199,848 – – 199,848
Repurchase Agreements – 42,627,343 – 42,627,343
Rights – 248 – 248
Total Assets $ 11,256,109 $ 2,011,643,736 $ – $ 2,022,899,845
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (22,021) $ – $ – $ (22,021)
Total Liabilities $ (22,021) $ – $ – $ (22,021)
Total $ 11,234,088 $ 2,011,643,736 $ – $ 2,022,877,824
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
During the period ended March 31, 2021, the Fund held two common stock investments that were categorized as Level 3 investments which were each valued at $0.

74 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT International Index Fund
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2021:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 199,848
Total $ 199,848
Liabilities:
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (22,021)
Total $ (22,021)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Mid Cap Index Fund - March 31, 2021 (Unaudited) - Statement of Investments - 75
Common Stocks 98.7%
Shares Value ($)
Aerospace & Defense 1.0%
Axon Enterprise, Inc.* 46,076 6,562,144
Curtiss-Wright Corp. 29,727 3,525,622
Hexcel Corp.*(a) 60,391 3,381,896
Mercury Systems, Inc.* 40,813 2,883,439
16,353,101
Air Freight & Logistics 0.5%
XPO Logistics, Inc.* 73,830 9,103,239
Airlines 0.3%
JetBlue Airways Corp.*(a) 228,293 4,643,480
Auto Components 1.7%
Adient plc* 67,933 3,002,639
Dana, Inc. 104,508 2,542,680
Fox Factory Holding Corp.* 30,197 3,836,831
Gentex Corp. 176,020 6,278,633
Goodyear Tire & Rubber Co.
(The)* 168,532 2,961,107
Lear Corp. 39,518 7,162,637
Visteon Corp.* 20,329 2,479,122
28,263,649
Automobiles 0.6%
Harley-Davidson, Inc. 110,885 4,446,489
Thor Industries, Inc.(a) 39,995 5,388,926
9,835,415
Banks 7.4%
Associated Banc-Corp. 110,403 2,356,000
BancorpSouth Bank 69,654 2,262,362
Bank of Hawaii Corp.(a) 28,993 2,594,584
Bank OZK 87,325 3,567,226
Cathay General Bancorp 53,990 2,201,712
CIT Group, Inc. 71,305 3,672,921
Commerce Bancshares, Inc.
(a) 76,117 5,831,323
Cullen/Frost Bankers, Inc.(a) 40,611 4,416,852
East West Bancorp, Inc. 102,264 7,547,083
First Financial Bankshares ,
Inc. 102,755 4,801,741
First Horizon Corp. 401,260 6,785,307
FNB Corp. 232,262 2,949,727
Fulton Financial Corp. 117,279 1,997,261
Glacier Bancorp, Inc. 69,015 3,939,376
Hancock Whitney Corp. 63,170 2,653,772
Home BancShares , Inc. 109,753 2,968,819
International Bancshares Corp. 40,278 1,869,705
PacWest Bancorp 84,379 3,219,059
Pinnacle Financial Partners,
Inc.(a) 54,895 4,866,991
Prosperity Bancshares, Inc. 67,132 5,027,515
Signature Bank 41,226 9,321,199
Sterling Bancorp 139,753 3,217,114
Synovus Financial Corp. 107,378 4,912,544
TCF Financial Corp. 110,239 5,121,704
Texas Capital Bancshares,
Inc.* 36,461 2,585,814
Trustmark Corp. 46,130 1,552,736
UMB Financial Corp. 31,325 2,892,237
Umpqua Holdings Corp. 160,744 2,821,057
United Bankshares , Inc. 92,867 3,582,809
Valley National Bancorp 293,006 4,025,902
Common Stocks
Shares Value ($)
Banks
Webster Financial Corp.(a) 65,356 3,601,769
Wintrust Financial Corp. 40,724 3,086,879
122,251,100
Beverages 0.5%
Boston Beer Co., Inc. (The),
Class A* 6,649 8,020,556
Biotechnology 1.9%
Arrowhead Pharmaceuticals,
Inc.*(a) 74,977 4,971,725
Emergent BioSolutions , Inc.* 32,758 3,043,546
Exelixis , Inc.* 225,376 5,091,244
Halozyme Therapeutics,
Inc.*(a) 91,982 3,834,729
Ligand Pharmaceuticals, Inc.* 12,000 1,829,400
Neurocrine Biosciences, Inc.* 67,683 6,582,172
United Therapeutics Corp.* 32,178 5,382,414
30,735,230
Building Products 2.0%
Builders FirstSource , Inc.* 149,123 6,914,834
Lennox International, Inc. 24,912 7,762,330
Owens Corning 75,797 6,980,146
Simpson Manufacturing Co.,
Inc. 31,588 3,276,623
Trex Co., Inc.* 83,652 7,657,504
32,591,437
Capital Markets 2.3%
Affiliated Managers Group,
Inc. 30,789 4,588,485
Evercore , Inc., Class A 30,357 3,999,231
FactSet Research Systems,
Inc. 27,435 8,466,167
Federated Hermes, Inc., Class
B 68,755 2,152,031
Interactive Brokers Group,
Inc., Class A 58,364 4,262,906
Janus Henderson Group plc 122,754 3,823,787
SEI Investments Co. 86,049 5,242,966
Stifel Financial Corp. 75,831 4,857,734
37,393,307
Chemicals 2.6%
Ashland Global Holdings, Inc. 39,493 3,505,794
Avient Corp. 66,589 3,147,662
Cabot Corp. 40,899 2,144,743
Chemours Co. (The) 119,510 3,335,524
Ingevity Corp.* 29,110 2,198,678
Minerals Technologies, Inc. 24,670 1,858,144
NewMarket Corp. 5,286 2,009,526
Olin Corp. 103,147 3,916,492
RPM International, Inc. 93,984 8,632,430
Scotts Miracle- Gro Co. (The) 29,374 7,195,749
Sensient Technologies Corp. 30,642 2,390,076
Valvoline, Inc. 130,668 3,406,515
43,741,333
Commercial Services & Supplies 1.8%
Brink's Co. (The) 35,767 2,833,819
Clean Harbors, Inc.* 36,675 3,082,901

76 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Mid Cap Index Fund
Common Stocks
Shares Value ($)
Commercial Services & Supplies
Healthcare Services Group,
Inc.(a) 54,214 1,519,619
Herman Miller, Inc. 42,725 1,758,134
IAA, Inc.* 97,198 5,359,498
KAR Auction Services, Inc.*(a) 93,612 1,404,180
MSA Safety, Inc. 26,261 3,939,675
Stericycle, Inc.* 66,177 4,467,609
Tetra Tech, Inc. 39,174 5,316,695
29,682,130
Communications Equipment 0.9%
Ciena Corp.* 112,083 6,133,182
Lumentum Holdings, Inc.*(a) 54,684 4,995,383
NetScout Systems, Inc.*(a) 52,630 1,482,061
ViaSat , Inc.*(a) 47,012 2,259,867
14,870,493
Construction & Engineering 1.4%
AECOM* 106,174 6,806,815
Dycom Industries, Inc.* 21,964 2,039,357
EMCOR Group, Inc. 39,702 4,452,976
Fluor Corp.* 90,497 2,089,576
MasTec , Inc.*(a) 40,741 3,817,432
Valmont Industries, Inc. 15,325 3,642,293
22,848,449
Construction Materials 0.2%
Eagle Materials, Inc. 30,296 4,072,085
Consumer Finance 0.7%
FirstCash , Inc. 29,945 1,966,488
LendingTree , Inc.*(a) 7,905 1,683,765
Navient Corp. 132,212 1,891,954
PROG Holdings, Inc. 49,323 2,135,192
SLM Corp. 242,270 4,353,592
12,030,991
Containers & Packaging 0.9%
AptarGroup, Inc. 47,073 6,668,832
Greif, Inc., Class A 19,505 1,111,785
Silgan Holdings, Inc. 56,707 2,383,395
Sonoco Products Co. 72,577 4,594,124
14,758,136
Diversified Consumer Services 1.1%
Adtalem Global Education,
Inc.* 35,403 1,399,835
Graham Holdings Co., Class B 2,923 1,644,012
Grand Canyon Education,
Inc.* 33,861 3,626,513
H&R Block, Inc. 132,573 2,890,091
Service Corp. International 121,693 6,212,428
Strategic Education, Inc. 17,783 1,634,435
WW International, Inc.* 34,521 1,079,817
18,487,131
Diversified Financial Services 0.3%
Jefferies Financial Group, Inc. 145,359 4,375,306
Diversified Telecommunication Services 0.2%
Iridium Communications, Inc.* 85,361 3,521,141
Electric Utilities 1.1%
ALLETE, Inc. 37,944 2,549,458
Common Stocks
Shares Value ($)
Electric Utilities
Hawaiian Electric Industries,
Inc. 78,870 3,504,194
IDACORP, Inc. 36,588 3,657,702
OGE Energy Corp. 144,491 4,675,729
PNM Resources, Inc. 62,006 3,041,394
17,428,477
Electrical Equipment 1.7%
Acuity Brands, Inc.(a) 25,810 4,258,650
EnerSys 30,955 2,810,714
Hubbell, Inc. 39,223 7,330,386
nVent Electric plc 121,492 3,390,842
Regal Beloit Corp. 29,342 4,186,517
Sunrun , Inc.*(a) 115,611 6,992,153
28,969,262
Electronic Equipment, Instruments & Components 3.3%
Arrow Electronics, Inc.* 54,066 5,991,594
Avnet, Inc. 72,119 2,993,660
Belden, Inc. 32,491 1,441,626
Cognex Corp. 127,159 10,552,925
Coherent, Inc.* 17,661 4,466,290
II-VI, Inc.*(a) 75,678 5,174,105
Jabil, Inc. 97,828 5,102,708
Littelfuse , Inc. 17,725 4,687,199
National Instruments Corp. 95,070 4,105,598
SYNNEX Corp. 29,818 3,424,299
Vishay Intertechnology , Inc. 95,812 2,307,153
Vontier Corp.* 121,755 3,685,524
53,932,681
Energy Equipment & Services 0.2%
ChampionX Corp.* 134,675 2,926,488
Entertainment 0.2%
Cinemark Holdings, Inc.*(a) 75,962 1,550,384
World Wrestling Entertainment,
Inc., Class A 33,787 1,833,283
3,383,667
Equity Real Estate Investment Trusts (REITs) 8.6%
American Campus
Communities, Inc. 99,429 4,292,350
Apartment Income REIT Corp. 107,538 4,598,325
Brixmor Property Group, Inc. 214,377 4,336,847
Camden Property Trust 70,478 7,746,237
CoreSite Realty Corp. 30,990 3,714,151
Corporate Office Properties
Trust 81,037 2,133,704
Cousins Properties, Inc.(a) 107,550 3,801,892
CyrusOne , Inc. 87,019 5,892,927
Douglas Emmett, Inc. 119,389 3,748,815
EastGroup Properties, Inc. 28,650 4,104,972
EPR Properties 54,010 2,516,326
First Industrial Realty Trust,
Inc. 93,279 4,271,245
Healthcare Realty Trust, Inc. 100,951 3,060,834
Highwoods Properties, Inc. 75,071 3,223,549
Hudson Pacific Properties, Inc. 109,936 2,982,564
JBG SMITH Properties 80,797 2,568,537
Kilroy Realty Corp. 76,497 5,020,498
Lamar Advertising Co., Class A 62,480 5,868,122
Life Storage, Inc. 54,512 4,685,306

NVIT Mid Cap Index Fund - March 31, 2021 (Unaudited) - Statement of Investments - 77
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Macerich Co. (The) 83,851 981,057
Medical Properties Trust, Inc. 418,981 8,915,916
National Retail Properties, Inc. 126,614 5,579,879
Omega Healthcare Investors,
Inc. 167,431 6,132,997
Park Hotels & Resorts, Inc.*(a) 170,932 3,688,713
Pebblebrook Hotel Trust 94,860 2,304,149
Physicians Realty Trust 152,125 2,688,049
PotlatchDeltic Corp. 48,341 2,558,206
PS Business Parks, Inc. 14,496 2,240,792
Rayonier, Inc. 99,564 3,210,939
Rexford Industrial Realty, Inc. 94,943 4,785,127
Sabra Health Care REIT, Inc. 152,220 2,642,539
Service Properties Trust 119,880 1,421,777
SL Green Realty Corp. 50,098 3,506,359
Spirit Realty Capital, Inc.(a) 82,974 3,526,395
STORE Capital Corp. 173,279 5,804,846
Urban Edge Properties 80,253 1,325,780
Weingarten Realty Investors 86,850 2,337,133
142,217,854
Food & Staples Retailing 0.9%
BJ's Wholesale Club Holdings,
Inc.*(a) 99,168 4,448,677
Casey's General Stores, Inc. 26,690 5,770,111
Grocery Outlet Holding Corp.* 62,614 2,309,830
Sprouts Farmers Market, Inc.* 85,363 2,272,363
14,800,981
Food Products 1.9%
Darling Ingredients, Inc.* 117,459 8,642,633
Flowers Foods, Inc. 142,973 3,402,757
Hain Celestial Group, Inc.
(The)*(a) 58,910 2,568,476
Ingredion, Inc. 48,480 4,359,321
Lancaster Colony Corp. 14,130 2,477,837
Pilgrim's Pride Corp.* 36,444 867,003
Post Holdings, Inc.* 42,994 4,545,326
Sanderson Farms, Inc. 14,356 2,236,378
Tootsie Roll Industries, Inc.(a) 12,060 399,548
TreeHouse Foods, Inc.*(a) 40,825 2,132,698
31,631,977
Gas Utilities 1.3%
National Fuel Gas Co. 65,854 3,292,041
New Jersey Resources Corp. 70,085 2,794,289
ONE Gas, Inc. 38,633 2,971,264
Southwest Gas Holdings, Inc. 41,339 2,840,403
Spire, Inc.(a) 37,322 2,757,723
UGI Corp. 150,655 6,178,361
20,834,081
Health Care Equipment & Supplies 3.2%
Avanos Medical, Inc.* 34,776 1,521,102
Cantel Medical Corp.* 27,037 2,158,634
Globus Medical, Inc., Class A* 55,829 3,442,974
Haemonetics Corp.* 36,713 4,075,510
Hill-Rom Holdings, Inc. 47,939 5,296,301
ICU Medical, Inc.* 14,201 2,917,453
Integra LifeSciences Holdings
Corp.*(a) 51,365 3,548,808
LivaNova plc* 35,153 2,591,831
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Masimo Corp.* 36,730 8,435,412
Neogen Corp.* 38,462 3,418,887
NuVasive , Inc.* 37,115 2,433,259
Penumbra, Inc.* 24,487 6,625,693
Quidel Corp.*(a) 27,819 3,558,885
STAAR Surgical Co.*(a) 33,638 3,545,782
53,570,531
Health Care Providers & Services 2.7%
Acadia Healthcare Co., Inc.* 64,321 3,675,302
Amedisys , Inc.* 23,730 6,283,467
Chemed Corp. 11,582 5,325,635
Encompass Health Corp. 71,708 5,872,885
HealthEquity , Inc.*(a) 59,898 4,073,064
LHC Group, Inc.* 22,844 4,368,001
Molina Healthcare, Inc.* 41,898 9,794,076
Patterson Cos., Inc.(a) 62,827 2,007,323
Tenet Healthcare Corp.* 76,714 3,989,128
45,388,881
Hotels, Restaurants & Leisure 2.8%
Boyd Gaming Corp.* 58,308 3,437,840
Choice Hotels International,
Inc. 20,860 2,238,069
Churchill Downs, Inc. 24,964 5,677,313
Cracker Barrel Old Country
Store, Inc. 17,138 2,962,817
Jack in the Box, Inc. 16,491 1,810,382
Marriott Vacations Worldwide
Corp.* 29,760 5,183,597
Papa John's International, Inc. 23,618 2,093,500
Scientific Games Corp.* 40,656 1,566,069
Six Flags Entertainment Corp.* 54,759 2,544,651
Texas Roadhouse, Inc.* 47,274 4,535,468
Travel + Leisure Co. 62,106 3,798,403
Wendy's Co. (The) 129,359 2,620,813
Wingstop , Inc. 21,596 2,746,363
Wyndham Hotels & Resorts,
Inc. 67,304 4,696,473
45,911,758
Household Durables 1.6%
Helen of Troy Ltd.*(a) 17,623 3,712,461
KB Home 64,267 2,990,344
Taylor Morrison Home
Corp.*(a) 93,468 2,879,749
Tempur Sealy International,
Inc. 138,436 5,061,220
Toll Brothers, Inc.(a) 80,938 4,591,613
TopBuild Corp.* 23,852 4,995,324
TRI Pointe Group, Inc.* 86,111 1,753,220
25,983,931
Household Products 0.1%
Energizer Holdings, Inc. 42,034 1,994,934
Industrial Conglomerates 0.4%
Carlisle Cos., Inc. 38,496 6,335,672
Insurance 4.1%
Alleghany Corp.* 10,066 6,304,235
American Financial Group, Inc. 50,555 5,768,326
Brighthouse Financial, Inc.* 62,392 2,760,846

78 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Mid Cap Index Fund
Common Stocks
Shares Value ($)
Insurance
Brown & Brown, Inc. 169,134 7,731,115
CNO Financial Group, Inc. 97,264 2,362,543
First American Financial Corp. 79,908 4,526,788
Genworth Financial, Inc.,
Class A* 371,365 1,232,932
Hanover Insurance Group, Inc.
(The) 26,224 3,394,959
Kemper Corp. 44,582 3,554,077
Kinsale Capital Group, Inc. 15,464 2,548,467
Mercury General Corp. 19,523 1,187,194
Old Republic International
Corp. 204,354 4,463,091
Primerica, Inc. 28,421 4,201,192
Reinsurance Group of
America, Inc. 49,102 6,189,307
RenaissanceRe Holdings Ltd. 36,636 5,870,919
RLI Corp. 28,790 3,212,100
Selective Insurance Group,
Inc. 43,530 3,157,666
68,465,757
Interactive Media & Services 0.3%
TripAdvisor, Inc.*(a) 69,640 3,745,936
Yelp, Inc.* 51,125 1,993,875
5,739,811
Internet & Direct Marketing Retail 0.2%
Grubhub , Inc.* 67,366 4,041,960
IT Services 1.7%
Alliance Data Systems Corp. 35,899 4,023,919
Concentrix Corp.* 30,038 4,497,289
LiveRamp Holdings, Inc.* 48,341 2,507,931
MAXIMUS, Inc. 44,493 3,961,657
Perspecta , Inc. 98,901 2,873,074
Sabre Corp.*(a) 229,232 3,394,926
WEX, Inc.*(a) 31,923 6,678,930
27,937,726
Leisure Products 1.2%
Brunswick Corp. 56,313 5,370,571
Mattel, Inc.* 251,511 5,010,099
Polaris, Inc. 42,080 5,617,680
YETI Holdings, Inc.* 54,157 3,910,677
19,909,027
Life Sciences Tools & Services 2.6%
Bio- Techne Corp. 28,028 10,704,734
Charles River Laboratories
International, Inc.* 35,951 10,419,678
Medpace Holdings, Inc.* 19,876 3,260,658
PRA Health Sciences, Inc.* 46,625 7,149,011
Repligen Corp.* 36,796 7,153,511
Syneos Health, Inc.* 59,815 4,536,968
43,224,560
Machinery 5.2%
AGCO Corp. 44,557 6,400,613
Colfax Corp.*(a) 83,333 3,650,819
Crane Co. 35,897 3,371,087
Donaldson Co., Inc. 91,110 5,298,958
Flowserve Corp. 94,109 3,652,370
Graco , Inc. 121,914 8,731,481
Common Stocks
Shares Value ($)
Machinery
ITT, Inc. 62,486 5,680,602
Kennametal, Inc. 60,897 2,434,053
Lincoln Electric Holdings, Inc. 43,099 5,298,591
Middleby Corp. (The)* 40,192 6,661,824
Nordson Corp. 39,038 7,756,070
Oshkosh Corp. 49,399 5,861,685
Terex Corp. 50,133 2,309,627
Timken Co. (The) 49,223 3,995,431
Toro Co. (The) 77,743 8,018,413
Trinity Industries, Inc.(a) 58,218 1,658,631
Woodward, Inc. 42,354 5,109,163
85,889,418
Marine 0.2%
Kirby Corp.* 43,405 2,616,453
Media 1.0%
Cable One, Inc. 3,924 7,174,485
John Wiley & Sons, Inc., Class
A(a) 31,726 1,719,549
New York Times Co. (The),
Class A 104,739 5,301,888
TEGNA, Inc. 158,675 2,987,850
17,183,772
Metals & Mining 2.2%
Cleveland-Cliffs, Inc. 331,555 6,667,571
Commercial Metals Co.(a) 87,792 2,707,505
Compass Minerals
International, Inc. 24,677 1,547,742
Reliance Steel & Aluminum
Co. 45,945 6,996,964
Royal Gold, Inc. 47,393 5,100,435
Steel Dynamics, Inc. 144,805 7,350,302
United States Steel Corp.(a) 189,605 4,961,963
Worthington Industries, Inc. 24,749 1,660,410
36,992,892
Multiline Retail 0.8%
Kohl's Corp. 113,885 6,788,685
Nordstrom, Inc.* 78,917 2,988,587
Ollie's Bargain Outlet
Holdings, Inc.*(a) 41,230 3,587,010
13,364,282
Multi-Utilities 0.6%
Black Hills Corp.(a) 45,361 3,028,754
MDU Resources Group, Inc. 144,899 4,580,257
NorthWestern Corp. 36,564 2,383,973
9,992,984
Oil, Gas & Consumable Fuels 1.1%
Antero Midstream Corp.(a) 206,705 1,866,546
Cimarex Energy Co. 74,267 4,410,717
CNX Resources Corp.* 158,078 2,323,746
EQT Corp.* 201,439 3,742,737
Equitrans Midstream Corp. 298,187 2,433,206
Murphy Oil Corp.(a) 104,586 1,716,256
World Fuel Services Corp. 46,183 1,625,642
18,118,850
Paper & Forest Products 0.3%
Domtar Corp. 40,149 1,483,505

NVIT Mid Cap Index Fund - March 31, 2021 (Unaudited) - Statement of Investments - 79
Common Stocks
Shares Value ($)
Paper & Forest Products
Louisiana-Pacific Corp. 76,732 4,255,557
5,739,062
Personal Products 0.2%
Coty, Inc., Class A*(a) 205,199 1,848,843
Nu Skin Enterprises, Inc.,
Class A 37,186 1,966,768
3,815,611
Pharmaceuticals 0.6%
Jazz Pharmaceuticals plc* 40,688 6,687,887
Nektar Therapeutics*(a) 131,605 2,632,100
9,319,987
Professional Services 1.8%
ASGN, Inc.* 38,286 3,654,016
CACI International, Inc., Class
A* 18,226 4,495,625
CoreLogic , Inc. 52,844 4,187,887
FTI Consulting, Inc.*(a) 24,735 3,465,621
Insperity , Inc. 26,021 2,178,999
KBR, Inc. 100,364 3,852,974
ManpowerGroup , Inc. 39,727 3,929,000
Science Applications
International Corp. 42,060 3,515,795
29,279,917
Real Estate Management & Development 0.4%
Jones Lang LaSalle, Inc.* 36,922 6,610,515
Road & Rail 1.0%
Avis Budget Group, Inc.* 37,335 2,708,281
Knight-Swift Transportation
Holdings, Inc. 88,804 4,270,584
Landstar System, Inc. 27,737 4,578,269
Ryder System, Inc. 38,647 2,923,646
Werner Enterprises, Inc. 40,913 1,929,866
16,410,646
Semiconductors & Semiconductor Equipment 3.9%
Amkor Technology, Inc. 77,892 1,846,819
Brooks Automation, Inc. 53,615 4,377,665
Cirrus Logic, Inc.* 41,931 3,555,330
CMC Materials, Inc. 21,070 3,724,965
Cree, Inc.* 83,246 9,001,390
First Solar, Inc.* 61,246 5,346,776
MKS Instruments, Inc.(a) 39,891 7,396,589
Semtech Corp.* 46,957 3,240,033
Silicon Laboratories, Inc.* 31,731 4,476,292
SolarEdge Technologies,
Inc.*(a) 37,262 10,710,589
Synaptics , Inc.*(a) 25,231 3,416,782
Universal Display Corp. 30,968 7,332,294
64,425,524
Software 4.0%
ACI Worldwide, Inc.* 84,730 3,223,976
Blackbaud , Inc.* 34,398 2,445,010
CDK Global, Inc. 87,954 4,754,793
Ceridian HCM Holding, Inc.*(a) 94,593 7,971,352
CommVault Systems, Inc.* 34,377 2,217,317
Fair Isaac Corp.* 21,120 10,265,376
InterDigital , Inc. 22,452 1,424,579
J2 Global, Inc.*(a) 30,845 3,697,082
Common Stocks
Shares Value ($)
Software
Manhattan Associates, Inc.* 46,089 5,409,927
Paylocity Holding Corp.* 27,102 4,873,753
PTC, Inc.* 75,943 10,453,554
Qualys , Inc.* 24,358 2,552,231
SailPoint Technologies
Holdings, Inc.* 66,047 3,344,620
Teradata Corp.* 78,756 3,035,256
65,668,826
Specialty Retail 3.1%
American Eagle Outfitters, Inc.
(a) 108,529 3,173,388
AutoNation, Inc.* 39,800 3,710,156
Dick's Sporting Goods, Inc. 47,661 3,629,385
Five Below, Inc.* 40,361 7,700,475
Foot Locker, Inc. 75,281 4,234,556
Lithia Motors, Inc., Class A 19,238 7,504,552
Murphy USA, Inc. 18,306 2,646,315
RH* 11,790 7,033,914
Urban Outfitters, Inc.* 49,447 1,838,934
Williams-Sonoma, Inc. 55,326 9,914,419
51,386,094
Technology Hardware, Storage & Peripherals 0.4%
NCR Corp.*(a) 93,982 3,566,617
Xerox Holdings Corp. 120,543 2,925,578
6,492,195
Textiles, Apparel & Luxury Goods 1.3%
Capri Holdings Ltd.* 109,111 5,564,661
Carter's, Inc.* 31,823 2,830,019
Columbia Sportswear Co.(a) 22,060 2,330,198
Deckers Outdoor Corp.* 20,349 6,723,717
Skechers U.S.A., Inc., Class
A* 98,771 4,119,738
21,568,333
Thrifts & Mortgage Finance 0.8%
Essent Group Ltd. 81,523 3,871,527
MGIC Investment Corp. 244,578 3,387,405
New York Community
Bancorp, Inc. 336,413 4,245,532
Washington Federal, Inc. 54,926 1,691,721
13,196,185
Trading Companies & Distributors 0.9%
GATX Corp.(a) 25,356 2,351,516
MSC Industrial Direct Co., Inc.,
Class A 33,748 3,043,732
Univar Solutions, Inc.* 122,363 2,635,699
Watsco , Inc. 23,744 6,191,248
14,222,195
Water Utilities 0.4%
Essential Utilities, Inc. 161,314 7,218,801
Wireless Telecommunication Services 0.1%
Telephone & Data Systems,
Inc. 72,310 1,660,238
Total Common Stocks
(cost $1,028,644,143) 1,633,380,505

80 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Mid Cap Index Fund
Repurchase Agreements 0.1%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
0.02%, dated 3/31/2021,
due 4/1/2021, repurchase
price $368,680,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 6.50%, maturing
8/25/2022 - 1/16/2061;
total market value
$376,053.(b) 368,680 368,680
HSBC Bank plc,
0.09%, dated 3/31/2021,
due 4/1/2021, repurchase
price $300,001,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 3.75%, maturing
6/3/2021 - 11/15/2050;
total market value
$306,123.(b) 300,000 300,000
Repurchase Agreements
Principal
Amount ($) Value ($)
NatWest Markets Securities,
Inc.,
0.02%, dated 3/26/2021,
due 4/1/2021, repurchase
price $1,000,003,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 8.13%, maturing
5/15/2021 - 2/15/2051;
total market value
$1,020,003.(b) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $1,668,680) 1,668,680
Total Investments
(cost $1,030,312,823) — 98.8% 1,635,049,185
Other assets in excess of liabilities — 1.2% 19,829,721
NET ASSETS — 100.0%
$ 1,654,878,906
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan at March
31, 2021. The total value of securities on loan at March 31,
2021 was $112,941,157, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $1,668,680 and by $113,566,501 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 7.25%, and maturity dates ranging
from 4/6/2021 – 2/15/2051, a total value of $115,235,181.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2021 was $1,668,680.
REIT Real Estate Investment Trust
Futures contracts outstanding as of March 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index 82 6/2021 USD 21,363,460 (180,011)
(180,011)
At March 31, 2021, the Fund had $1,105,000 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

NVIT Mid Cap Index Fund - March 31, 2021 (Unaudited) - Statement of Investments - 81
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

82 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Mid Cap Index Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2021. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2021:
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,633,380,505 $ – $ – $ 1,633,380,505
Repurchase Agreements – 1,668,680 – 1,668,680
Total Assets $ 1,633,380,505 $ 1,668,680 $ – $ 1,635,049,185
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (180,011) $ – $ – $ (180,011)
Total Liabilities $ (180,011) $ – $ – $ (180,011)
Total $ 1,633,200,494 $ 1,668,680 $ – $ 1,634,869,174
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (180,011)
Total $ (180,011)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT S&P 500 Index Fund - March 31, 2021 (Unaudited) - Statement of Investments - 83
Common Stocks 98.6%
Shares Value ($)
Aerospace & Defense 1.7%
Boeing Co. (The)* 78,158 19,908,406
General Dynamics Corp. 33,191 6,026,158
Howmet Aerospace, Inc.* 55,924 1,796,838
Huntington Ingalls Industries,
Inc. 5,724 1,178,285
L3Harris Technologies, Inc. 29,073 5,892,516
Lockheed Martin Corp. 35,156 12,990,142
Northrop Grumman Corp. 22,139 7,165,066
Raytheon Technologies Corp. 216,858 16,756,618
Teledyne Technologies, Inc.* 5,266 2,178,281
Textron, Inc. 32,249 1,808,524
TransDigm Group, Inc.* 7,773 4,569,902
80,270,736
Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.
(a) 19,124 1,825,003
Expeditors International of
Washington, Inc. 24,252 2,611,698
FedEx Corp. 34,862 9,902,203
United Parcel Service, Inc.,
Class B 102,126 17,360,399
31,699,303
Airlines 0.3%
Alaska Air Group, Inc.* 17,658 1,222,110
American Airlines Group, Inc.* 91,118 2,177,720
Delta Air Lines, Inc.* 91,062 4,396,474
Southwest Airlines Co.* 84,285 5,146,442
United Airlines Holdings, Inc.* 45,229 2,602,477
15,545,223
Auto Components 0.1%
Aptiv plc* 38,557 5,317,010
BorgWarner, Inc. 34,372 1,593,486
6,910,496
Automobiles 1.9%
Ford Motor Co.* 557,965 6,835,071
General Motors Co.* 179,852 10,334,296
Tesla, Inc.* 109,386 73,062,191
90,231,558
Banks 4.4%
Bank of America Corp. 1,081,591 41,846,756
Citigroup, Inc. 297,284 21,627,411
Citizens Financial Group, Inc. 60,658 2,678,051
Comerica, Inc. 20,065 1,439,463
Fifth Third Bancorp 101,727 3,809,676
First Republic Bank 24,987 4,166,582
Huntington Bancshares, Inc.
(a) 145,262 2,283,519
JPMorgan Chase & Co. 434,503 66,144,392
KeyCorp 138,956 2,776,341
M&T Bank Corp. 18,319 2,777,343
People's United Financial, Inc. 60,897 1,090,056
PNC Financial Services
Group, Inc. (The) 60,501 10,612,480
Regions Financial Corp. 136,571 2,821,557
SVB Financial Group* 7,382 3,644,198
Truist Financial Corp. 192,499 11,226,542
US Bancorp 193,971 10,728,536
Wells Fargo & Co. 587,938 22,970,738
Common Stocks
Shares Value ($)
Banks
Zions Bancorp NA 23,711 1,303,156
213,946,797
Beverages 1.4%
Brown-Forman Corp., Class B 25,995 1,792,875
Coca-Cola Co. (The) 552,270 29,110,152
Constellation Brands, Inc.,
Class A 24,204 5,518,512
Molson Coors Beverage Co.,
Class B*(a) 26,439 1,352,355
Monster Beverage Corp.* 52,767 4,806,546
PepsiCo, Inc. 196,336 27,771,727
70,352,167
Biotechnology 1.8%
AbbVie, Inc. 251,231 27,188,219
Alexion Pharmaceuticals, Inc.* 31,249 4,778,284
Amgen, Inc. 82,207 20,453,924
Biogen, Inc.* 21,605 6,043,999
Gilead Sciences, Inc. 178,992 11,568,253
Incyte Corp.* 26,291 2,136,669
Regeneron Pharmaceuticals,
Inc.* 14,973 7,084,325
Vertex Pharmaceuticals, Inc.* 37,131 7,979,081
87,232,754
Building Products 0.5%
A O Smith Corp. 19,687 1,331,038
Allegion plc 13,041 1,638,210
Carrier Global Corp. 116,329 4,911,410
Fortune Brands Home &
Security, Inc. 19,838 1,900,877
Johnson Controls International
plc 103,367 6,167,909
Masco Corp. 37,365 2,238,164
Trane Technologies plc 33,716 5,582,021
23,769,629
Capital Markets 2.9%
Ameriprise Financial, Inc. 16,846 3,915,853
Bank of New York Mellon
Corp. (The) 114,044 5,393,141
BlackRock, Inc. 20,253 15,269,952
Cboe Global Markets, Inc. 15,427 1,522,490
Charles Schwab Corp. (The) 212,999 13,883,275
CME Group, Inc. 51,260 10,468,830
Franklin Resources, Inc. 38,616 1,143,033
Goldman Sachs Group, Inc.
(The) 49,130 16,065,510
Intercontinental Exchange, Inc. 80,146 8,950,705
Invesco Ltd. 54,835 1,382,939
MarketAxess Holdings, Inc. 5,421 2,699,224
Moody's Corp. 23,062 6,886,544
Morgan Stanley 214,156 16,631,355
MSCI, Inc. 11,837 4,963,017
Nasdaq, Inc. 16,387 2,416,427
Northern Trust Corp. 29,718 3,123,659
Raymond James Financial,
Inc. 17,297 2,119,920
S&P Global, Inc.(a) 34,355 12,122,849
State Street Corp. 50,376 4,232,088

84 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT S&P 500 Index Fund
Common Stocks
Shares Value ($)
Capital Markets
T. Rowe Price Group, Inc. 32,333 5,548,343
138,739,154
Chemicals 1.8%
Air Products & Chemicals, Inc. 31,561 8,879,372
Albemarle Corp. 16,532 2,415,490
Celanese Corp. 16,027 2,401,005
CF Industries Holdings, Inc. 31,155 1,413,814
Corteva , Inc. 106,381 4,959,482
Dow, Inc. 105,915 6,772,205
DuPont de Nemours, Inc. 76,585 5,918,489
Eastman Chemical Co. 19,344 2,130,161
Ecolab, Inc. 35,460 7,590,922
FMC Corp. 18,476 2,043,630
International Flavors &
Fragrances, Inc. 35,498 4,955,876
Linde plc 74,399 20,842,136
LyondellBasell Industries NV,
Class A 36,714 3,820,092
Mosaic Co. (The) 48,892 1,545,476
PPG Industries, Inc. 33,728 5,067,969
Sherwin-Williams Co. (The) 11,455 8,453,905
89,210,024
Commercial Services & Supplies 0.4%
Cintas Corp. 12,549 4,283,099
Copart , Inc.* 29,671 3,222,567
Republic Services, Inc. 30,037 2,984,176
Rollins, Inc.(a) 30,806 1,060,343
Waste Management, Inc. 55,517 7,162,803
18,712,988
Communications Equipment 0.8%
Arista Networks, Inc.* 7,833 2,364,704
Cisco Systems, Inc.(a) 601,440 31,100,463
F5 Networks, Inc.*(a) 8,844 1,845,035
Juniper Networks, Inc. 46,294 1,172,627
Motorola Solutions, Inc. 24,206 4,551,938
41,034,767
Construction & Engineering 0.0%
†
Quanta Services, Inc. 20,058 1,764,703
Construction Materials 0.1%
Martin Marietta Materials, Inc. 8,876 2,980,738
Vulcan Materials Co. 18,921 3,192,919
6,173,657
Consumer Finance 0.6%
American Express Co. 93,130 13,172,307
Capital One Financial Corp. 65,312 8,309,646
Discover Financial Services 43,765 4,157,237
Synchrony Financial 76,898 3,126,673
28,765,863
Containers & Packaging 0.3%
Amcor plc(a) 223,965 2,615,911
Avery Dennison Corp. 11,793 2,165,785
Ball Corp. 46,709 3,958,121
International Paper Co. 56,130 3,034,949
Packaging Corp. of America 13,490 1,814,135
Sealed Air Corp. 22,683 1,039,335
Common Stocks
Shares Value ($)
Containers & Packaging
Westrock Co. 37,780 1,966,449
16,594,685
Distributors 0.1%
Genuine Parts Co. 20,467 2,365,781
LKQ Corp.* 39,791 1,684,353
Pool Corp. 5,697 1,966,832
6,016,966
Diversified Financial Services 1.4%
Berkshire Hathaway, Inc.,
Class B* 271,577 69,379,776
Diversified Telecommunication Services 1.4%
AT&T, Inc. 1,017,526 30,800,512
Lumen Technologies, Inc. 139,710 1,865,129
Verizon Communications, Inc. 589,116 34,257,095
66,922,736
Electric Utilities 1.7%
Alliant Energy Corp. 35,548 1,925,280
American Electric Power Co.,
Inc. 70,880 6,003,536
Duke Energy Corp. 109,363 10,556,810
Edison International 54,048 3,167,213
Entergy Corp. 28,591 2,843,947
Evergy , Inc. 32,228 1,918,533
Eversource Energy 49,028 4,245,335
Exelon Corp. 139,303 6,093,113
FirstEnergy Corp. 77,477 2,687,677
NextEra Energy, Inc. 279,737 21,150,915
NRG Energy, Inc. 34,740 1,310,740
Pinnacle West Capital Corp. 15,838 1,288,421
PPL Corp. 109,781 3,166,084
Southern Co. (The) 150,821 9,375,033
Xcel Energy, Inc. 76,537 5,090,476
80,823,113
Electrical Equipment 0.6%
AMETEK, Inc. 32,851 4,196,058
Eaton Corp. plc 56,916 7,870,345
Emerson Electric Co. 85,395 7,704,337
Generac Holdings, Inc.*(a) 8,867 2,903,499
Rockwell Automation, Inc. 16,589 4,403,384
27,077,623
Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp., Class A 85,434 5,636,081
CDW Corp. 19,810 3,283,508
Corning, Inc. 109,093 4,746,636
FLIR Systems, Inc. 18,030 1,018,154
IPG Photonics Corp.* 5,177 1,092,036
Keysight Technologies, Inc.* 26,459 3,794,221
TE Connectivity Ltd. 47,227 6,097,478
Trimble, Inc.* 35,693 2,776,559
Zebra Technologies Corp.,
Class A* 7,613 3,693,675
32,138,348
Energy Equipment & Services 0.2%
Baker Hughes Co. 103,183 2,229,785
Halliburton Co. 125,627 2,695,955
NOV, Inc.* 55,858 766,372

NVIT S&P 500 Index Fund - March 31, 2021 (Unaudited) - Statement of Investments - 85
Common Stocks
Shares Value ($)
Energy Equipment & Services
Schlumberger NV 198,769 5,404,529
11,096,641
Entertainment 2.1%
Activision Blizzard, Inc. 110,357 10,263,201
Electronic Arts, Inc. 40,695 5,508,882
Live Nation Entertainment,
Inc.*(a) 20,096 1,701,126
Netflix, Inc.* 63,084 32,908,400
Take-Two Interactive Software,
Inc.* 16,375 2,893,463
Walt Disney Co. (The)* 258,520 47,702,110
100,977,182
Equity Real Estate Investment Trusts (REITs) 2.4%
Alexandria Real Estate
Equities, Inc. 18,246 2,997,818
American Tower Corp. 63,429 15,163,337
AvalonBay Communities, Inc. 19,935 3,678,207
Boston Properties, Inc. 20,226 2,048,085
Crown Castle International
Corp. 61,585 10,600,626
Digital Realty Trust, Inc. 40,005 5,634,304
Duke Realty Corp. 52,560 2,203,841
Equinix , Inc. 12,723 8,646,424
Equity Residential 48,427 3,468,826
Essex Property Trust, Inc. 9,311 2,531,102
Extra Space Storage, Inc. 18,413 2,440,643
Federal Realty Investment
Trust 9,748 988,935
Healthpeak Properties, Inc. 76,873 2,439,949
Host Hotels & Resorts, Inc.* 100,715 1,697,048
Iron Mountain, Inc. 40,439 1,496,647
Kimco Realty Corp. 61,757 1,157,944
Mid-America Apa rtment
Communities, Inc. 16,304 2,353,645
Prologis, Inc. 105,554 11,188,724
Public Storage 21,707 5,356,419
Realty Income Corp. 52,959 3,362,896
Regency Centers Corp. 22,533 1,277,846
SBA Communications Corp. 15,512 4,305,356
Simon Property Group, Inc. 46,820 5,326,711
UDR, Inc. 41,815 1,834,006
Ventas, Inc. 53,477 2,852,463
Vornado Realty Trust 21,969 997,173
Welltower , Inc. 59,587 4,268,217
Weyerhaeuser Co. 106,582 3,794,319
114,111,511
Food & Staples Retailing 1.3%
Costco Wholesale Corp. 63,003 22,207,297
Kroger Co. (The)(a) 107,830 3,880,802
Sysco Corp. 72,732 5,726,918
Walgreens Boots Alliance, Inc. 102,237 5,612,811
Walmart, Inc. 197,958 26,888,635
64,316,463
Food Products 1.0%
Archer-Daniels-Midland Co. 79,447 4,528,479
Campbell Soup Co. 29,032 1,459,439
Conagra Brands, Inc. 69,734 2,621,998
General Mills, Inc. 87,288 5,352,500
Common Stocks
Shares Value ($)
Food Products
Hershey Co. (The) 21,066 3,331,799
Hormel Foods Corp. 39,901 1,906,470
J M Smucker Co. (The) 15,399 1,948,435
Kellogg Co. 36,453 2,307,475
Kraft Heinz Co. (The)(a) 92,527 3,701,080
Lamb Weston Holdings, Inc. 20,703 1,604,068
McCormick & Co., Inc.
(Non-Voting) 35,511 3,166,161
Mondelez International, Inc.,
Class A 201,113 11,771,144
Tyson Foods, Inc., Class A 41,998 3,120,451
46,819,499
Gas Utilities 0.0%
†
Atmos Energy Corp. 17,824 1,761,902
Health Care Equipment & Supplies 3.6%
Abbott Laboratories 252,169 30,219,933
ABIOMED, Inc.* 6,551 2,088,000
Align Technology, Inc.* 10,246 5,548,516
Baxter International, Inc. 71,729 6,049,624
Becton Dickinson and Co. 41,414 10,069,814
Boston Scientific Corp.* 201,915 7,804,015
Cooper Cos., Inc. (The) 7,002 2,689,398
Danaher Corp. 90,277 20,319,547
DENTSPLY SIRONA, Inc. 31,208 1,991,382
DexCom , Inc.* 13,712 4,927,956
Edwards Lifesciences Corp.* 88,994 7,443,458
Hologic , Inc.* 36,699 2,729,671
IDEXX Laboratories, Inc.* 12,180 5,959,796
Intuitive Surgical, Inc.* 16,786 12,403,847
Medtronic plc 192,199 22,704,468
ResMed , Inc. 20,693 4,014,856
STERIS plc 12,143 2,312,999
Stryker Corp. 46,684 11,371,289
Teleflex, Inc. 6,649 2,762,393
Varian Medical Systems, Inc.* 12,988 2,292,772
West Pharmaceutical
Services, Inc. 10,556 2,974,470
Zimmer Biomet Holdings, Inc. 29,597 4,737,888
173,416,092
Health Care Providers & Services 2.6%
AmerisourceBergen Corp. 20,999 2,479,352
Anthem, Inc. 34,849 12,509,049
Cardinal Health, Inc. 41,740 2,535,705
Centene Corp.* 82,790 5,291,109
Cigna Corp. 50,073 12,104,647
CVS Health Corp. 186,901 14,060,562
DaVita, Inc.* 10,555 1,137,512
HCA Healthcare, Inc. 37,687 7,097,970
Henry Schein, Inc.* 20,387 1,411,596
Humana, Inc. 18,351 7,693,657
Laboratory Corp. of America
Holdings* 13,908 3,546,957
McKesson Corp. 22,927 4,471,682
Quest Diagnostics, Inc. 19,131 2,455,272
UnitedHealth Group, Inc. 134,686 50,112,620
Universal Health Services,
Inc., Class B 11,098 1,480,362
128,388,052

86 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT S&P 500 Index Fund
Common Stocks
Shares Value ($)
Health Care Technology 0.1%
Cerner Corp. 43,761 3,145,541
Hotels, Restaurants & Leisure 1.8%
Caesars Entertainment, Inc.* 29,547 2,583,885
Carnival Corp.* 113,468 3,011,441
Chipotle Mexican Grill, Inc.* 3,995 5,676,176
Darden Restaurants, Inc. 18,456 2,620,752
Domino's Pizza, Inc.(a) 5,584 2,053,739
Hilton Worldwide Holdings,
Inc.* 39,617 4,790,488
Las Vegas Sands Corp.* 46,899 2,849,583
Marriott International, Inc.,
Class A* 37,975 5,624,477
McDonald's Corp. 106,395 23,847,375
MGM Resorts International 59,265 2,251,477
Norwegian Cruise Line
Holdings Ltd.*(a) 51,582 1,423,148
Penn National Gaming, Inc.* 21,076 2,209,608
Royal Caribbean Cruises Ltd.* 31,148 2,666,580
Starbucks Corp. 167,593 18,312,887
Wynn Resorts Ltd.* 14,894 1,867,261
Yum! Brands, Inc. 43,075 4,659,854
86,448,731
Household Durables 0.4%
DR Horton, Inc. 47,349 4,219,743
Garmin Ltd. 21,155 2,789,287
Leggett & Platt, Inc.(a) 19,045 869,404
Lennar Corp., Class A 39,284 3,976,719
Mohawk Industries, Inc.* 8,338 1,603,481
Newell Brands, Inc. 53,401 1,430,079
NVR, Inc.* 492 2,317,777
PulteGroup, Inc. 38,281 2,007,456
Whirlpool Corp. 8,999 1,982,930
21,196,876
Household Products 1.4%
Church & Dwight Co., Inc. 35,316 3,084,852
Clorox Co. (The) 17,999 3,471,647
Colgate-Palmolive Co. 120,689 9,513,914
Kimberly-Clark Corp. 47,857 6,654,516
Procter & Gamble Co. (The) 350,888 47,520,762
70,245,691
Independent Power and Renewable Electricity Producers
0.1%
AES Corp. (The) 94,900 2,544,269
Industrial Conglomerates 1.2%
3M Co. 82,365 15,870,088
General Electric Co. 1,250,828 16,423,372
Honeywell International, Inc. 98,883 21,464,533
Roper Technologies, Inc. 14,975 6,040,016
59,798,009
Insurance 1.9%
Aflac, Inc. 90,094 4,611,011
Allstate Corp. (The) 43,418 4,988,728
American International Group,
Inc. 123,018 5,684,662
Aon plc, Class A(a) 32,110 7,388,832
Arthur J Gallagher & Co. 27,272 3,402,728
Assurant, Inc. 8,581 1,216,528
Common Stocks
Shares Value ($)
Insurance
Chubb Ltd. 63,898 10,093,967
Cincinnati Financial Corp. 21,366 2,202,621
Everest Re Group Ltd. 5,677 1,406,817
Globe Life, Inc. 13,749 1,328,566
Hartford Financial Services
Group, Inc. (The) 51,166 3,417,377
Lincoln National Corp.(a) 25,941 1,615,346
Loews Corp. 33,362 1,710,803
Marsh & McLennan Cos., Inc. 72,422 8,821,000
MetLife, Inc. 105,818 6,432,676
Principal Financial Group, Inc. 36,046 2,161,318
Progressive Corp. (The) 83,618 7,994,717
Prudential Financial, Inc. 56,545 5,151,250
Travelers Cos., Inc. (The) 36,170 5,439,968
Unum Group 29,643 824,965
W R Berkley Corp. 19,899 1,499,390
Willis Towers Watson plc 18,406 4,212,765
91,606,035
Interactive Media & Services 5.8%
Alphabet, Inc., Class A* 42,843 88,364,544
Alphabet, Inc., Class C* 41,063 84,944,154
Facebook, Inc., Class A* 342,693 100,933,369
Twitter, Inc.* 113,498 7,221,878
281,463,945
Internet & Direct Marketing Retail 4.4%
Amazon.com, Inc.* 60,970 188,646,058
Booking Holdings, Inc.* 5,848 13,624,904
eBay, Inc. 91,846 5,624,649
Etsy, Inc.* 18,005 3,631,068
Expedia Group, Inc.* 19,929 3,430,180
214,956,859
IT Services 5.1%
Accenture plc, Class A 90,467 24,991,509
Akamai Technologies, Inc.* 23,219 2,366,016
Automatic Data Processing,
Inc. 60,724 11,444,652
Broadridge Financial
Solutions, Inc. 16,430 2,515,433
Cognizant Technology
Solutions Corp., Class A 75,118 5,868,218
DXC Technology Co.* 36,630 1,145,054
Fidelity National Information
Services, Inc. 88,603 12,458,468
Fiserv, Inc.*(a) 81,909 9,750,447
FleetCor Technologies, Inc.* 11,909 3,199,115
Gartner, Inc.* 12,713 2,320,758
Global Payments, Inc. 42,044 8,475,229
International Business
Machines Corp.(a) 127,235 16,955,336
Jack Henry & Associates, Inc. 10,885 1,651,472
Mastercard , Inc., Class A 124,903 44,471,713
Paychex, Inc. 45,687 4,478,240
PayPal Holdings, Inc.* 166,800 40,505,712
VeriSign, Inc.* 14,339 2,850,020
Visa, Inc., Class A(a) 241,675 51,169,848
Western Union Co. (The) 58,704 1,447,641
248,064,881

NVIT S&P 500 Index Fund - March 31, 2021 (Unaudited) - Statement of Investments - 87
Common Stocks
Shares Value ($)
Leisure Products 0.0%
†
Hasbro, Inc. 18,086 1,738,426
Life Sciences Tools & Services 1.1%
Agilent Technologies, Inc. 43,694 5,555,255
Bio-Rad Laboratories, Inc.,
Class A* 3,095 1,767,771
Illumina, Inc.* 20,847 8,006,499
IQVIA Holdings, Inc.* 27,377 5,287,594
Mettler -Toledo International,
Inc.* 3,310 3,825,334
PerkinElmer, Inc. 15,926 2,043,146
Thermo Fisher Scientific, Inc. 56,057 25,583,294
Waters Corp.* 8,840 2,512,063
54,580,956
Machinery 1.8%
Caterpillar, Inc. 77,572 17,986,620
Cummins, Inc. 21,134 5,476,031
Deere & Co. 44,747 16,741,643
Dover Corp. 20,577 2,821,724
Fortive Corp. 47,984 3,389,590
IDEX Corp. 10,759 2,252,074
Illinois Tool Works, Inc. 41,128 9,110,675
Ingersoll Rand, Inc.* 53,077 2,611,919
Otis Worldwide Corp. 58,145 3,980,025
PACCAR, Inc. 49,468 4,596,566
Parker-Hannifin Corp. 18,391 5,801,073
Pentair plc(a) 24,150 1,505,028
Snap-on, Inc. 7,620 1,758,239
Stanley Black & Decker, Inc. 22,878 4,568,050
Westinghouse Air Brake
Technologies Corp. 25,546 2,022,221
Xylem, Inc. 25,735 2,706,807
87,328,285
Media 1.3%
Charter Communications, Inc.,
Class A*(a) 20,114 12,410,740
Comcast Corp., Class A 651,965 35,277,826
Discovery, Inc., Class A* 22,892 994,886
Discovery, Inc., Class C* 42,123 1,553,918
DISH Network Corp., Class A* 35,309 1,278,186
Fox Corp., Class A 48,198 1,740,430
Fox Corp., Class B 22,089 771,569
Interpublic Group of Cos., Inc.
(The) 54,940 1,604,248
News Corp., Class A 56,666 1,441,017
News Corp., Class B 16,744 392,814
Omnicom Group, Inc. 31,102 2,306,213
ViacomCBS , Inc. 80,674 3,638,397
63,410,244
Metals & Mining 0.4%
Freeport-McMoRan, Inc.* 207,456 6,831,526
Newmont Corp. 114,712 6,913,693
Nucor Corp.(a) 42,823 3,437,402
17,182,621
Multiline Retail 0.5%
Dollar General Corp. 34,984 7,088,458
Dollar Tree, Inc.* 33,583 3,843,910
Common Stocks
Shares Value ($)
Multiline Retail
Target Corp. 71,506 14,163,194
25,095,562
Multi-Utilities 0.8%
Ameren Corp. 35,299 2,871,927
CenterPoint Energy, Inc. 77,378 1,752,612
CMS Energy Corp. 40,886 2,503,041
Consolidated Edison, Inc. 48,687 3,641,788
Dominion Energy, Inc. 114,915 8,728,943
DTE Energy Co. 27,639 3,679,856
NiSource, Inc. 55,683 1,342,517
Public Service Enterprise
Group, Inc. 72,230 4,348,968
Sempra Energy 43,110 5,715,524
WEC Energy Group, Inc. 45,041 4,215,387
38,800,563
Oil, Gas & Consumable Fuels 2.5%
APA Corp. 55,000 984,500
Cabot Oil & Gas Corp. 55,441 1,041,182
Chevron Corp. 274,879 28,804,570
ConocoPhillips 193,302 10,239,207
Devon Energy Corp. 82,796 1,809,093
Diamondback Energy, Inc. 23,922 1,758,028
EOG Resources, Inc.(a) 83,301 6,041,822
Exxon Mobil Corp. 603,752 33,707,474
Hess Corp. 37,523 2,655,128
HollyFrontier Corp. 21,703 776,533
Kinder Morgan, Inc. 277,994 4,628,600
Marathon Oil Corp. 115,167 1,229,984
Marathon Petroleum Corp. 92,907 4,969,595
Occidental Petroleum Corp. 117,707 3,133,360
ONEOK, Inc. 63,456 3,214,681
Phillips 66 62,371 5,085,731
Pioneer Natural Resources
Co. 29,456 4,678,202
Valero Energy Corp. 58,228 4,169,125
Williams Cos., Inc. (The) 173,289 4,105,216
123,032,031
Personal Products 0.2%
Estee Lauder Cos., Inc. (The),
Class A 32,687 9,507,014
Pharmaceuticals 3.6%
Bristol-Myers Squibb Co. 319,148 20,147,813
Catalent , Inc.* 24,477 2,577,673
Eli Lilly & Co. 113,370 21,179,783
Johnson & Johnson 374,606 61,566,496
Merck & Co., Inc. 360,021 27,754,019
Perrigo Co. plc 18,946 766,745
Pfizer, Inc. 793,687 28,755,280
Viatris , Inc.* 169,192 2,363,612
Zoetis, Inc. 67,864 10,687,223
175,798,644
Professional Services 0.4%
Equifax, Inc. 17,369 3,146,047
IHS Markit Ltd. 53,218 5,150,438
Jacobs Engineering Group,
Inc. 18,509 2,392,658
Leidos Holdings, Inc. 18,942 1,823,736
Nielsen Holdings plc 49,686 1,249,603

88 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT S&P 500 Index Fund
Common Stocks
Shares Value ($)
Professional Services
Robert Half International, Inc.
(a) 15,999 1,249,042
Verisk Analytics, Inc. 23,216 4,102,035
19,113,559
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A* 47,900 3,789,369
Road & Rail 1.0%
CSX Corp. 108,164 10,429,173
JB Hunt Transport Services,
Inc. 11,921 2,003,562
Kansas City Southern 12,873 3,397,442
Norfolk Southern Corp. 35,830 9,621,072
Old Dominion Freight Line, Inc. 13,750 3,305,638
Union Pacific Corp. 95,396 21,026,232
49,783,119
Semiconductors & Semiconductor Equipment 5.5%
Advanced Micro Devices,
Inc.*(a) 172,891 13,571,943
Analog Devices, Inc. 52,759 8,181,866
Applied Materials, Inc. 130,408 17,422,509
Broadcom, Inc. 58,147 26,960,438
Enphase Energy, Inc.* 18,605 3,016,987
Intel Corp. 578,936 37,051,904
KLA Corp. 22,055 7,286,972
Lam Research Corp. 20,357 12,117,301
Maxim Integrated Products,
Inc. 38,168 3,487,410
Microchip Technology, Inc. 38,298 5,944,616
Micron Technology, Inc.* 158,958 14,021,685
Monolithic Power Systems,
Inc. 6,049 2,136,567
NVIDIA Corp. 88,387 47,192,471
NXP Semiconductors NV 39,330 7,918,702
Qorvo , Inc.* 16,286 2,975,452
QUALCOMM, Inc. 161,496 21,412,755
Skyworks Solutions, Inc. 23,715 4,351,228
Teradyne, Inc. 23,600 2,871,648
Texas Instruments, Inc. 131,074 24,771,675
Xilinx, Inc. 35,001 4,336,624
267,030,753
Software 8.2%
Adobe, Inc.* 68,287 32,461,591
ANSYS, Inc.* 12,263 4,164,024
Autodesk, Inc.* 31,398 8,701,956
Cadence Design Systems,
Inc.* 39,829 5,456,175
Citrix Systems, Inc. 17,581 2,467,669
Fortinet, Inc.* 19,215 3,543,630
Intuit, Inc. 38,983 14,932,828
Microsoft Corp. 1,074,555 253,347,832
NortonLifeLock , Inc. 81,236 1,727,077
Oracle Corp. 264,128 18,533,862
Paycom Software, Inc.* 6,925 2,562,666
salesforce.com, Inc.* 130,653 27,681,451
ServiceNow , Inc.* 27,981 13,993,578
Synopsys, Inc.* 21,791 5,399,374
Tyler Technologies, Inc.*(a) 5,777 2,452,510
397,426,223
Common Stocks
Shares Value ($)
Specialty Retail 2.3%
Advance Auto Parts, Inc. 9,156 1,680,034
AutoZone, Inc.* 3,137 4,405,289
Best Buy Co., Inc. 32,693 3,753,483
CarMax, Inc.* 23,254 3,084,875
Gap, Inc. (The)* 29,374 874,758
Home Depot, Inc. (The) 153,275 46,787,194
L Brands, Inc.* 33,683 2,083,630
Lowe's Cos., Inc. 103,987 19,776,248
O'Reilly Automotive, Inc.* 9,920 5,031,920
Ross Stores, Inc. 50,834 6,095,505
TJX Cos., Inc. (The) 171,439 11,340,690
Tractor Supply Co. 16,535 2,928,018
Ulta Beauty, Inc.* 8,040 2,485,727
110,327,371
Technology Hardware, Storage & Peripherals 6.0%
Apple, Inc. 2,248,361 274,637,296
Hewlett Packard Enterprise
Co. 183,571 2,889,408
HP, Inc. 178,452 5,665,851
NetApp, Inc. 32,055 2,329,437
Seagate Technology plc 28,533 2,189,908
Western Digital Corp. 43,287 2,889,407
290,601,307
Textiles, Apparel & Luxury Goods 0.7%
Hanesbrands, Inc. 50,717 997,603
NIKE, Inc., Class B 180,963 24,048,173
PVH Corp.* 9,872 1,043,470
Ralph Lauren Corp.* 6,962 857,440
Tapestry, Inc.* 39,988 1,647,906
Under Armour , Inc., Class A* 26,578 588,969
Under Armour , Inc., Class
C*(a) 26,953 497,552
VF Corp. 45,665 3,649,547
33,330,660
Tobacco 0.7%
Altria Group, Inc. 265,365 13,576,073
Philip Morris International, Inc. 222,370 19,733,114
33,309,187
Trading Companies & Distributors 0.2%
Fastenal Co. 81,976 4,121,753
United Rentals, Inc.*(a) 10,300 3,391,893
WW Grainger, Inc. 6,192 2,482,559
9,996,205
Water Utilities 0.1%
American Water Works Co.,
Inc. 25,884 3,880,529
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.* 83,298 10,436,406
Total Common Stocks
(cost $1,762,944,543) 4,789,170,279

NVIT S&P 500 Index Fund - March 31, 2021 (Unaudited) - Statement of Investments - 89
Repurchase Agreements 0.3%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
0.02%, dated 3/31/2021,
due 4/1/2021, repurchase
price $7,043,763,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 6.50%, maturing
8/25/2022 - 1/16/2061;
total market value
$7,184,634.(b) 7,043,759 7,043,759
HSBC Bank plc,
0.09%, dated 3/31/2021,
due 4/1/2021, repurchase
price $5,200,013,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 3.75%, maturing
6/3/2021 - 11/15/2050;
total market value
$5,306,136.(b) 5,200,000 5,200,000
Total Repurchase Agreements
(cost $12,243,759) 12,243,759
Total Investments
(cost $1,775,188,302) — 98.9% 4,801,414,038
Other assets in excess of liabilities — 1.1% 53,988,933
NET ASSETS — 100.0%
$ 4,855,402,971
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at March
31, 2021. The total value of securities on loan at March 31,
2021 was $141,841,469, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $12,243,759 and by $133,065,041 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 7.25%, and maturity dates ranging
from 4/8/2021 – 11/15/2050, a total value of $145,308,800.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2021 was $12,243,759.
REIT Real Estate Investment Trust
Futures contracts outstanding as of March 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 338 6/2021 USD 67,049,060 628,012
628,012
At March 31, 2021, the Fund had $3,600,000 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

90 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT S&P 500 Index Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

NVIT S&P 500 Index Fund - March 31, 2021 (Unaudited) - Statement of Investments - 91
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2021. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2021:
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 4,789,170,279 $ – $ – $ 4,789,170,279
Futures Contracts 628,012 – – 628,012
Repurchase Agreements – 12,243,759 – 12,243,759
Total $ 4,789,798,291 $ 12,243,759 $ – $ 4,802,042,050
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 628,012
Total $ 628,012
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

92 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks 97.3%
Shares Value ($)
Aerospace & Defense 0.8%
AAR Corp.* 5,966 248,484
Aerojet Rocketdyne Holdings,
Inc. 12,857 603,765
AeroVironment, Inc.* 3,854 447,295
Astronics Corp.* 4,253 76,724
Cubic Corp. 5,701 425,124
Ducommun, Inc.* 1,883 112,980
Kaman Corp. 4,929 252,808
Kratos Defense & Security
Solutions, Inc.* 21,729 592,767
Maxar Technologies, Inc. 12,745 482,016
Moog, Inc., Class A 5,189 431,465
National Presto Industries, Inc. 915 93,394
PAE, Inc.*(a) 10,578 95,414
Park Aerospace Corp. 3,760 49,707
Parsons Corp.*(a) 3,998 161,679
Triumph Group, Inc.* 9,179 168,710
Vectrus, Inc.* 2,081 111,209
4,353,541
Air Freight & Logistics 0.3%
Air Transport Services Group,
Inc.*(a) 10,469 306,323
Atlas Air Worldwide Holdings,
Inc.*(a) 4,593 277,601
Echo Global Logistics, Inc.* 4,546 142,790
Forward Air Corp. 4,899 435,080
Hub Group, Inc., Class A* 5,835 392,579
Radiant Logistics, Inc.* 6,586 45,772
1,600,145
Airlines 0.4%
Allegiant Travel Co.* 2,334 569,636
Hawaiian Holdings, Inc.* 8,538 227,709
Mesa Air Group, Inc.* 5,941 79,906
SkyWest, Inc.* 8,756 477,027
Spirit Airlines, Inc.*(a) 17,509 646,082
2,000,360
Auto Components 1.4%
Adient plc* 16,814 743,179
American Axle &
Manufacturing Holdings,
Inc.* 20,051 193,693
Cooper Tire & Rubber Co. 8,962 501,693
Cooper-Standard Holdings,
Inc.* 3,006 109,178
Dana, Inc. 25,740 626,254
Dorman Products, Inc.* 4,753 487,848
Fox Factory Holding Corp.* 7,375 937,067
Gentherm, Inc.* 5,852 433,692
Goodyear Tire & Rubber Co.
(The)* 41,107 722,250
LCI Industries 4,396 581,503
Modine Manufacturing Co.* 8,931 131,911
Motorcar Parts of America,
Inc.*(a) 3,321 74,722
Patrick Industries, Inc. 3,996 339,660
Standard Motor Products, Inc. 3,741 155,551
Stoneridge, Inc.* 4,614 146,771
Tenneco, Inc., Class A* 9,116 97,724
Common Stocks
Shares Value ($)
Auto Components
Visteon Corp.* 4,940 602,433
XPEL, Inc. Reg. S* 2,964 153,920
7,039,049
Automobiles 0.1%
Winnebago Industries, Inc. 5,526 423,900
Workhorse Group, Inc.*(a) 16,929 233,112
657,012
Banks 8.4%
1st Constitution Bancorp 1,841 32,420
1st Source Corp. 2,855 135,841
ACNB Corp. 1,564 45,825
Allegiance Bancshares, Inc. 3,172 128,593
Altabancorp 2,939 123,556
Amalgamated Financial Corp. 2,311 38,339
Amerant Bancorp, Inc.*(a) 4,125 76,601
American National
Bankshares, Inc. 1,983 65,578
Ameris Bancorp 11,880 623,819
Ames National Corp. 1,701 43,512
Arrow Financial Corp. 2,526 84,141
Atlantic Capital Bancshares,
Inc.* 3,670 88,447
Atlantic Union Bankshares
Corp. 13,997 536,925
Auburn National Bancorp, Inc.
(a) 518 19,876
Banc of California, Inc.(a) 8,018 144,965
BancFirst Corp. 3,384 239,215
Bancorp, Inc. (The)* 9,211 190,852
BancorpSouth Bank 17,704 575,026
Bank First Corp.(a) 1,148 86,089
Bank of Commerce Holdings 2,924 37,281
Bank of Marin Bancorp 2,384 93,357
Bank of NT Butterfield & Son
Ltd. (The) 8,975 343,024
Bank of Princeton (The) 1,126 32,226
Bank7 Corp. 666 11,728
BankFinancial Corp. 2,483 25,625
BankUnited, Inc.(a) 16,331 717,747
Bankwell Financial Group, Inc. 1,207 32,529
Banner Corp. 5,471 291,768
Bar Harbor Bankshares 2,536 74,609
BayCom Corp.* 1,787 32,202
BCB Bancorp, Inc. 2,763 38,129
Berkshire Hills Bancorp, Inc. 7,613 169,922
Boston Private Financial
Holdings, Inc. 14,139 188,331
Brookline Bancorp, Inc. 13,344 200,160
Bryn Mawr Bank Corp. 3,549 161,515
Business First Bancshares,
Inc. 3,364 80,501
Byline Bancorp, Inc. 4,367 92,362
C&F Financial Corp.(a) 640 28,346
Cadence Bancorp 20,381 422,498
California Bancorp*(a) 1,325 23,598
Cambridge Bancorp 1,164 98,148
Camden National Corp. 2,666 127,595
Capital Bancorp, Inc.* 1,347 25,984
Capital City Bank Group, Inc. 2,494 64,894

NVIT Small Cap Index Fund - March 31, 2021 (Unaudited) - Statement of Investments - 93
Common Stocks
Shares Value ($)
Banks
Capstar Financial Holdings,
Inc. 2,858 49,301
Carter Bankshares, Inc.* 4,072 56,845
Cathay General Bancorp 13,574 553,548
CB Financial Services, Inc. 941 20,824
CBTX, Inc. 3,071 94,341
Central Pacific Financial Corp. 4,275 114,057
Central Valley Community
Bancorp 2,068 38,072
Century Bancorp, Inc., Class A 493 46,002
Chemung Financial Corp.(a) 604 25,259
ChoiceOne Financial Services,
Inc.(a) 1,292 31,073
CIT Group, Inc. 17,568 904,928
Citizens & Northern Corp. 2,453 58,332
Citizens Holding Co.(a) 994 19,781
City Holding Co. 2,795 228,575
Civista Bancshares, Inc. 3,025 69,394
CNB Financial Corp. 2,659 65,438
Coastal Financial Corp.* 1,704 44,679
Codorus Valley Bancorp, Inc.
(a) 1,676 30,855
Colony Bankcorp, Inc. 1,526 23,806
Columbia Banking System,
Inc. 12,820 552,414
Community Bank System, Inc. 9,421 722,779
Community Bankers Trust
Corp. 3,358 29,618
Community Financial Corp.
(The) 755 25,859
Community Trust Bancorp, Inc. 2,834 124,781
ConnectOne Bancorp, Inc. 6,546 165,941
County Bancorp, Inc.(a) 857 20,542
CrossFirst Bankshares, Inc.* 8,567 118,139
Customers Bancorp, Inc.* 4,802 152,800
CVB Financial Corp. 23,096 510,191
Dime Community Bancshares,
Inc. 6,348 191,329
Eagle Bancorp Montana, Inc. 1,271 30,911
Eagle Bancorp, Inc. 5,628 299,466
Eastern Bankshares, Inc.(a) 29,591 570,810
Enterprise Bancorp, Inc. 1,688 54,894
Enterprise Financial Services
Corp. 4,218 208,538
Equity Bancshares, Inc., Class
A* 2,654 72,720
Esquire Financial Holdings,
Inc.* 1,394 31,797
Evans Bancorp, Inc. 849 28,773
Farmers & Merchants
Bancorp, Inc.(a) 1,782 44,799
Farmers National Banc Corp. 4,886 81,596
FB Financial Corp. 5,668 251,999
Fidelity D&D Bancorp, Inc.(a) 707 43,480
Financial Institutions, Inc. 2,929 88,719
First Bancorp, Inc. (The) 2,016 58,847
First Bancorp/NC 5,100 221,850
First Bancorp/PR 38,677 435,503
First Bancshares, Inc. (The) 3,690 135,091
First Bank 2,813 34,234
Common Stocks
Shares Value ($)
Banks
First Busey Corp. 9,233 236,826
First Business Financial
Services, Inc. 1,460 36,106
First Capital, Inc.(a) 622 30,298
First Choice Bancorp 2,037 49,519
First Commonwealth Financial
Corp. 14,809 212,805
First Community Bankshares,
Inc. 3,157 94,678
First Community Corp. 1,345 26,833
First Financial Bancorp 17,145 411,480
First Financial Bankshares,
Inc. 23,025 1,075,958
First Financial Corp. 2,359 106,179
First Foundation, Inc. 7,007 164,384
First Guaranty Bancshares,
Inc. 451 8,077
First Internet Bancorp 1,729 60,913
First Interstate BancSystem,
Inc., Class A 7,274 334,895
First Merchants Corp. 9,653 448,865
First Mid Bancshares, Inc. 2,726 119,753
First Midwest Bancorp, Inc. 20,274 444,203
First Northwest Bancorp 1,753 29,135
First of Long Island Corp.
(The) 4,323 91,864
First Savings Financial Group,
Inc.(a) 365 24,506
First United Corp. 1,304 22,976
First Western Financial, Inc.* 1,162 29,062
Flushing Financial Corp. 5,383 114,281
FNCB Bancorp, Inc. 3,053 23,020
Franklin Financial Services
Corp. 746 23,260
Fulton Financial Corp. 28,424 484,061
FVCBankcorp, Inc.* 1,843 31,921
German American Bancorp,
Inc. 4,413 203,969
Glacier Bancorp, Inc. 17,089 975,440
Great Southern Bancorp, Inc. 1,895 107,390
Great Western Bancorp, Inc. 9,787 296,448
Guaranty Bancshares, Inc. 1,545 56,779
Hancock Whitney Corp. 15,402 647,038
Hanmi Financial Corp. 5,514 108,791
HarborOne Bancorp, Inc. 9,572 128,935
Hawthorn Bancshares, Inc. 1,095 23,313
HBT Financial, Inc. 1,923 32,922
Heartland Financial USA, Inc. 6,213 312,265
Heritage Commerce Corp. 10,831 132,355
Heritage Financial Corp. 5,919 167,153
Hilltop Holdings, Inc. 11,718 399,935
Home BancShares, Inc. 27,278 737,870
HomeTrust Bancshares, Inc. 2,717 66,159
Hope Bancorp, Inc. 21,019 316,546
Horizon Bancorp, Inc. 7,628 141,728
Howard Bancorp, Inc.* 2,455 40,360
Independent Bank Corp./MA 5,867 493,943
Independent Bank Corp./MI 3,710 87,704
Independent Bank Group, Inc. 6,638 479,529
International Bancshares Corp. 9,529 442,336

94 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Banks
Investar Holding Corp. 1,779 36,558
Investors Bancorp, Inc.(a) 41,363 607,622
Lakeland Bancorp, Inc. 9,006 156,975
Lakeland Financial Corp. 4,359 301,599
Landmark Bancorp, Inc.(a) 739 19,524
LCNB Corp. 2,345 41,037
Level One Bancorp, Inc. 959 24,723
Limestone Bancorp, Inc.* 925 14,661
Live Oak Bancshares, Inc. 5,066 346,970
Macatawa Bank Corp. 4,756 47,322
Mackinac Financial Corp. 1,953 27,381
MainStreet Bancshares, Inc.* 1,133 23,521
Mercantile Bank Corp. 2,747 89,195
Meridian Corp. 913 23,738
Metrocity Bankshares, Inc. 3,127 48,093
Metropolitan Bank Holding
Corp.* 1,264 63,655
Mid Penn Bancorp, Inc. 1,068 28,633
Middlefield Banc Corp.(a) 1,140 23,894
Midland States Bancorp, Inc. 3,792 105,190
MidWestOne Financial Group,
Inc. 2,578 79,841
MVB Financial Corp. 1,609 54,384
National Bank Holdings Corp.,
Class A 5,315 210,899
National Bankshares, Inc. 1,221 43,358
NBT Bancorp, Inc. 7,564 301,804
Nicolet Bankshares, Inc.* 1,685 140,630
Northeast Bank 1,084 28,607
Northrim Bancorp, Inc. 1,166 49,567
Norwood Financial Corp. 1,111 29,564
Oak Valley Bancorp 1,041 17,853
OceanFirst Financial Corp. 10,656 255,105
OFG Bancorp 9,043 204,553
Ohio Valley Banc Corp. 831 20,177
Old National Bancorp 27,950 540,553
Old Second Bancorp, Inc. 5,318 70,251
Origin Bancorp, Inc. 3,876 164,381
Orrstown Financial Services,
Inc. 2,157 48,101
Pacific Premier Bancorp, Inc. 14,285 620,540
Park National Corp.(a) 2,576 333,077
Parke Bancorp, Inc. 2,113 42,239
Partners Bancorp(a) 1,694 12,383
PCB Bancorp 2,152 32,280
Peapack-Gladstone Financial
Corp. 3,237 99,959
Penns Woods Bancorp, Inc. 1,298 31,269
Peoples Bancorp of North
Carolina, Inc. 776 18,345
Peoples Bancorp, Inc. 3,252 107,869
Peoples Financial Services
Corp. 1,299 54,870
Plumas Bancorp 953 27,875
Preferred Bank 2,456 156,398
Premier Financial Bancorp,
Inc. 2,326 43,240
Primis Financial Corp. 3,404 49,494
Professional Holding Corp.,
Class A* 2,128 39,091
Common Stocks
Shares Value ($)
Banks
QCR Holdings, Inc. 2,641 124,708
RBB Bancorp 2,959 59,979
Red River Bancshares, Inc. 901 50,465
Reliant Bancorp, Inc. 2,714 77,946
Renasant Corp.(a) 9,671 400,186
Republic Bancorp, Inc., Class
A 1,872 82,911
Republic First Bancorp, Inc.* 8,842 33,334
Richmond Mutual Bancorp,
Inc. 2,547 34,537
S&T Bancorp, Inc. 6,754 226,259
Salisbury Bancorp, Inc. 484 21,494
Sandy Spring Bancorp, Inc. 8,212 356,647
SB Financial Group, Inc. 1,216 22,204
Seacoast Banking Corp. of
Florida* 9,096 329,639
Select Bancorp, Inc.* 3,085 34,151
ServisFirst Bancshares, Inc. 8,674 531,976
Shore Bancshares, Inc. 2,225 37,870
Sierra Bancorp 2,674 71,663
Silvergate Capital Corp., Class
A* 3,466 492,761
Simmons First National Corp.,
Class A 18,593 551,654
SmartFinancial, Inc. 2,666 57,719
South Plains Financial, Inc. 1,722 39,124
South State Corp. 12,481 979,883
Southern First Bancshares,
Inc.* 1,286 60,288
Southside Bancshares, Inc. 5,643 217,312
Spirit of Texas Bancshares,
Inc. 2,337 52,138
Stock Yards Bancorp, Inc.(a) 3,694 188,616
Summit Financial Group, Inc. 1,901 50,472
Texas Capital Bancshares,
Inc.* 9,008 638,847
Tompkins Financial Corp. 2,556 211,381
Towne Bank 12,030 365,712
TriCo Bancshares 4,761 225,529
TriState Capital Holdings, Inc.* 4,878 112,487
Triumph Bancorp, Inc.* 4,016 310,798
Trustmark Corp. 11,256 378,877
UMB Financial Corp. 7,771 717,496
United Bankshares, Inc. 22,044 850,458
United Community Banks, Inc. 12,726 434,211
United Security Bancshares 2,744 22,473
Unity Bancorp, Inc. 1,542 33,924
Univest Financial Corp. 5,328 152,328
Valley National Bancorp 71,203 978,329
Veritex Holdings, Inc. 8,240 269,613
Washington Trust Bancorp,
Inc. 3,055 157,730
WesBanco, Inc. 11,692 421,614
West Bancorp, Inc. 3,074 74,053
Westamerica Bancorp 4,697 294,878
43,407,517
Beverages 0.3%
Celsius Holdings, Inc.* 6,473 311,028
Coca-Cola Consolidated, Inc. 843 243,441

NVIT Small Cap Index Fund - March 31, 2021 (Unaudited) - Statement of Investments - 95
Common Stocks
Shares Value ($)
Beverages
MGP Ingredients, Inc. 2,309 136,577
National Beverage Corp.(a) 4,214 206,107
NewAge, Inc.*(a) 16,742 47,882
Primo Water Corp. 27,977 454,906
1,399,941
Biotechnology 9.7%
4D Molecular Therapeutics,
Inc.*(a) 1,358 58,910
89bio, Inc.* 1,566 37,083
Abeona Therapeutics, Inc.*(a) 10,125 19,035
ADMA Biologics, Inc.*(a) 10,654 18,751
Adverum Biotechnologies,
Inc.*(a) 15,944 157,208
Aeglea BioTherapeutics,
Inc.*(a) 7,844 62,124
Affimed NV* 20,066 158,722
Agenus, Inc.* 27,976 76,095
Akebia Therapeutics, Inc.* 25,470 86,216
Akero Therapeutics, Inc.* 2,432 70,552
Akouos, Inc.* 4,313 59,821
Albireo Pharma, Inc.*(a) 3,056 107,724
Alector, Inc.*(a) 8,205 165,249
Aligos Therapeutics, Inc.*(a) 1,822 41,432
Allakos, Inc.* 4,679 537,056
Allogene Therapeutics, Inc.* 9,643 340,398
Allovir, Inc.* 5,252 122,897
ALX Oncology Holdings,
Inc.*(a) 3,100 228,594
Amicus Therapeutics, Inc.* 45,884 453,334
AnaptysBio, Inc.*(a) 3,690 79,519
Anavex Life Sciences
Corp.*(a) 10,413 155,674
Anika Therapeutics, Inc.* 2,587 105,524
Annexon, Inc.*(a) 4,703 130,932
Apellis Pharmaceuticals,
Inc.*(a) 10,765 461,926
Applied Genetic Technologies
Corp.*(a) 7,548 38,268
Applied Molecular Transport,
Inc.*(a) 3,937 173,267
Applied Therapeutics, Inc.* 2,728 51,164
Aprea Therapeutics, Inc.* 1,299 6,625
Aptinyx, Inc.*(a) 5,883 17,649
Aravive, Inc.*(a) 2,285 15,058
Arcturus Therapeutics
Holdings, Inc.*(a) 3,609 149,052
Arcus Biosciences, Inc.*(a) 7,599 213,380
Arcutis Biotherapeutics, Inc.* 4,110 118,902
Ardelyx, Inc.* 13,170 87,185
Arena Pharmaceuticals, Inc.* 10,383 720,476
Arrowhead Pharmaceuticals,
Inc.*(a) 18,246 1,209,892
Assembly Biosciences, Inc.* 5,596 25,742
Atara Biotherapeutics, Inc.* 14,285 205,133
Athenex, Inc.*(a) 12,789 54,993
Athersys, Inc.*(a) 30,891 55,604
Atreca, Inc., Class A*(a) 5,008 76,773
AVEO Pharmaceuticals,
Inc.*(a) 3,755 27,487
Common Stocks
Shares Value ($)
Biotechnology
Avid Bioservices, Inc.* 10,632 193,821
Avidity Biosciences, Inc.*(a) 5,407 117,927
Avrobio, Inc.* 6,314 80,125
Axcella Health, Inc.* 2,743 13,057
Aziyo Biologics, Inc., Class
A*(a) 370 5,113
Beam Therapeutics, Inc.*(a) 7,118 569,725
Beyondspring, Inc.*(a) 3,414 37,793
BioAtla, Inc.* 2,047 104,069
BioCryst Pharmaceuticals,
Inc.*(a) 31,540 320,762
Biohaven Pharmaceutical
Holding Co. Ltd.* 8,586 586,853
Bioxcel Therapeutics, Inc.*(a) 2,306 99,527
Black Diamond Therapeutics,
Inc.*(a) 3,244 78,699
Blueprint Medicines Corp.* 9,872 959,855
Bolt Biotherapeutics, Inc.*(a) 2,215 72,896
BrainStorm Cell Therapeutics,
Inc.*(a) 4,837 18,526
Bridgebio Pharma, Inc.*(a) 16,772 1,033,155
C4 Therapeutics, Inc.*(a) 1,926 71,243
Cabaletta Bio, Inc.* 2,289 25,408
Calithera Biosciences, Inc.* 12,048 29,156
Calyxt, Inc.*(a) 1,996 12,016
CareDx, Inc.* 8,954 609,678
CASI Pharmaceuticals, Inc.*(a) 12,979 31,150
Catabasis Pharmaceuticals,
Inc.*(a) 3,356 9,699
Catalyst Biosciences, Inc.* 5,312 26,772
Catalyst Pharmaceuticals,
Inc.* 17,311 79,804
CEL-SCI Corp.* 6,295 95,747
Centogene NV* 1,694 20,548
Checkmate Pharmaceuticals,
Inc.* 1,488 18,064
Checkpoint Therapeutics,
Inc.*(a) 8,467 26,586
ChemoCentryx, Inc.* 8,882 455,114
Chimerix, Inc.* 10,567 101,866
Chinook Therapeutics, Inc.* 2,552 39,658
Cidara Therapeutics, Inc.*(a) 6,154 16,370
Clovis Oncology, Inc.*(a) 14,861 104,324
Codiak Biosciences, Inc.* 1,002 15,110
Cohbar, Inc. Reg. S*(a) 6,717 9,135
Coherus Biosciences, Inc.*(a) 10,568 154,398
Concert Pharmaceuticals, Inc.* 5,273 26,312
Constellation Pharmaceuticals,
Inc.* 5,525 129,230
ContraFect Corp.*(a) 4,828 23,174
Corbus Pharmaceuticals
Holdings, Inc.*(a) 12,520 24,664
Cortexyme, Inc.*(a) 2,870 103,406
Crinetics Pharmaceuticals,
Inc.*(a) 4,819 73,634
Cue Biopharma, Inc.* 5,073 61,891
Cullinan Oncology, Inc.*(a) 2,315 96,466
Cyclerion Therapeutics, Inc.* 3,820 10,658
Cytokinetics, Inc.*(a) 11,954 278,050
CytomX Therapeutics, Inc.* 10,912 84,350

96 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Biotechnology
Decibel Therapeutics, Inc.*(a) 1,209 13,734
Deciphera Pharmaceuticals,
Inc.* 6,881 308,544
Denali Therapeutics, Inc.* 11,218 640,548
DermTech, Inc.*(a) 1,821 92,489
Dicerna Pharmaceuticals, Inc.* 11,803 301,803
Dyadic International, Inc.*(a) 3,692 20,269
Dynavax Technologies
Corp.*(a) 19,060 187,360
Dyne Therapeutics, Inc.*(a) 2,885 44,804
Eagle Pharmaceuticals,
Inc.*(a) 1,919 80,099
Editas Medicine, Inc.*(a) 11,900 499,800
Eiger BioPharmaceuticals,
Inc.*(a) 5,304 46,940
Emergent BioSolutions, Inc.* 8,044 747,368
Enanta Pharmaceuticals, Inc.* 3,456 170,450
Enochian Biosciences, Inc.* 2,332 8,255
Epizyme, Inc.*(a) 15,774 137,392
Esperion Therapeutics, Inc.*(a) 4,592 128,806
Evelo Biosciences, Inc.*(a) 4,066 43,506
Exicure, Inc.*(a) 10,693 23,311
Fate Therapeutics, Inc.* 13,576 1,119,341
Fennec Pharmaceuticals,
Inc.*(a) 4,021 24,970
FibroGen, Inc.*(a) 15,031 521,726
Five Prime Therapeutics,
Inc.*(a) 5,788 218,034
Flexion Therapeutics, Inc.* 7,843 70,195
Foghorn Therapeutics, Inc.*(a) 1,298 17,108
Forma Therapeutics Holdings,
Inc.*(a) 5,363 150,271
Fortress Biotech, Inc.* 12,213 43,112
Frequency Therapeutics, Inc.* 4,536 43,092
G1 Therapeutics, Inc.*(a) 6,110 147,007
Galectin Therapeutics, Inc.*(a) 6,784 14,721
Galera Therapeutics, Inc.* 1,286 11,343
Generation Bio Co.*(a) 7,142 203,261
Genprex, Inc.*(a) 4,875 21,011
Geron Corp.*(a) 51,412 81,231
GlycoMimetics, Inc.*(a) 6,866 20,667
Gossamer Bio, Inc.*(a) 10,165 94,026
Gritstone Oncology, Inc.*(a) 5,523 52,082
Halozyme Therapeutics,
Inc.*(a) 23,732 989,387
Harpoon Therapeutics, Inc.*(a) 2,394 50,082
Heron Therapeutics, Inc.*(a) 15,648 253,654
Homology Medicines, Inc.*(a) 6,242 58,737
Hookipa Pharma, Inc.* 2,375 31,944
iBio, Inc.*(a) 37,700 58,058
Ideaya Biosciences, Inc.*(a) 3,231 75,928
IGM Biosciences, Inc.*(a) 1,301 99,774
Immunic, Inc.*(a) 1,095 17,454
ImmunityBio, Inc.*(a) 5,636 133,799
ImmunoGen, Inc.* 34,187 276,915
Immunome, Inc.*(a) 351 11,892
Immunovant, Inc.* 6,766 108,527
Inhibrx, Inc.* 1,467 29,443
Inovio Pharmaceuticals,
Inc.*(a) 33,002 306,259
Common Stocks
Shares Value ($)
Biotechnology
Inozyme Pharma, Inc.*(a) 2,082 41,224
Insmed, Inc.* 18,065 615,294
Intellia Therapeutics, Inc.*(a) 9,778 784,733
Intercept Pharmaceuticals,
Inc.*(a) 4,713 108,776
Invitae Corp.* 21,614 825,871
Ironwood Pharmaceuticals,
Inc.* 28,532 318,988
iTeos Therapeutics, Inc.* 3,485 119,117
IVERIC bio, Inc.*(a) 14,359 88,739
Jounce Therapeutics, Inc.* 2,840 29,167
Kadmon Holdings, Inc.*(a) 31,129 121,092
KalVista Pharmaceuticals,
Inc.*(a) 3,381 86,858
Karuna Therapeutics, Inc.* 2,798 336,404
Karyopharm Therapeutics,
Inc.*(a) 12,771 134,351
Keros Therapeutics, Inc.* 2,353 144,827
Kezar Life Sciences, Inc.* 5,327 31,749
Kindred Biosciences, Inc.*(a) 6,273 31,177
Kiniksa Pharmaceuticals Ltd.,
Class A* 4,789 88,644
Kinnate Biopharma, Inc.*(a) 2,371 73,880
Kodiak Sciences, Inc.*(a) 5,862 664,692
Kronos Bio, Inc.*(a) 2,637 77,185
Krystal Biotech, Inc.* 2,681 206,544
Kura Oncology, Inc.* 11,161 315,521
Kymera Therapeutics, Inc.* 1,819 70,686
La Jolla Pharmaceutical
Co.*(a) 3,164 13,415
Lexicon Pharmaceuticals,
Inc.*(a) 8,813 51,732
Ligand Pharmaceuticals,
Inc.*(a) 2,566 391,187
LogicBio Therapeutics, Inc.*(a) 3,095 22,532
MacroGenics, Inc.* 9,724 309,709
Madrigal Pharmaceuticals,
Inc.*(a) 1,543 180,485
Magenta Therapeutics, Inc.* 3,594 42,553
MannKind Corp.*(a) 40,392 158,337
Marker Therapeutics, Inc.* 4,374 9,798
MediciNova, Inc.*(a) 7,448 37,612
MEI Pharma, Inc.* 19,172 65,760
MeiraGTx Holdings plc* 4,173 60,216
Mersana Therapeutics, Inc.*(a) 9,593 155,215
Metacrine, Inc.* 1,193 7,397
Minerva Neurosciences,
Inc.*(a) 5,849 17,079
Mirati Therapeutics, Inc.* 7,630 1,307,019
Mirum Pharmaceuticals, Inc.* 1,125 22,298
Molecular Templates, Inc.* 4,401 55,541
Morphic Holding, Inc.* 2,505 158,516
Mustang Bio, Inc.* 9,085 30,162
Myriad Genetics, Inc.* 12,711 387,050
Natera, Inc.* 13,490 1,369,775
Neoleukin Therapeutics,
Inc.*(a) 5,382 66,252
NeuBase Therapeutics,
Inc.*(a) 3,240 23,944

NVIT Small Cap Index Fund - March 31, 2021 (Unaudited) - Statement of Investments - 97
Common Stocks
Shares Value ($)
Biotechnology
NeuroBo Pharmaceuticals,
Inc.*(a) 816 3,590
NexImmune, Inc.*(a) 1,071 20,435
NextCure, Inc.* 2,915 29,179
Nkarta, Inc.*(a) 3,612 118,835
Novavax, Inc.* 10,988 1,992,234
Nurix Therapeutics, Inc.*(a) 4,249 132,101
Nymox Pharmaceutical Corp.* 7,125 15,817
Olema Pharmaceuticals,
Inc.*(a) 2,126 70,541
Oncocyte Corp.*(a) 12,650 65,653
Oncorus, Inc.* 1,195 16,634
OPKO Health, Inc.*(a) 71,206 305,474
Organogenesis Holdings, Inc.* 4,339 79,057
Orgenesis, Inc.*(a) 3,446 19,746
ORIC Pharmaceuticals,
Inc.*(a) 4,003 98,074
Ovid therapeutics, Inc.* 8,042 32,329
Oyster Point Pharma, Inc.*(a) 953 17,421
Pandion Therapeutics, Inc.* 2,231 133,972
Passage Bio, Inc.*(a) 5,102 89,183
PhaseBio Pharmaceuticals,
Inc.* 2,678 9,266
Pieris Pharmaceuticals,
Inc.*(a) 9,307 23,919
PMV Pharmaceuticals, Inc.*(a) 2,465 81,074
Poseida Therapeutics, Inc.*(a) 5,799 55,380
Praxis Precision Medicines,
Inc.*(a) 1,990 65,192
Precigen, Inc.*(a) 12,523 86,283
Precision BioSciences, Inc.* 8,486 87,830
Prelude Therapeutics, Inc.* 1,762 76,347
Protagonist Therapeutics, Inc.* 6,270 162,393
Protara Therapeutics, Inc.*(a) 377 5,934
Prothena Corp. plc* 5,519 138,637
PTC Therapeutics, Inc.* 11,044 522,933
Puma Biotechnology, Inc.*(a) 5,459 53,061
Radius Health, Inc.* 8,068 168,298
RAPT Therapeutics, Inc.*(a) 2,070 45,954
REGENXBIO, Inc.* 6,877 234,574
Relay Therapeutics, Inc.* 8,158 282,022
Replimune Group, Inc.* 4,293 130,979
REVOLUTION Medicines,
Inc.* 7,610 349,147
Rhythm Pharmaceuticals, Inc.* 6,779 144,189
Rigel Pharmaceuticals, Inc.* 30,502 104,317
Rocket Pharmaceuticals,
Inc.*(a) 6,660 295,504
Rubius Therapeutics, Inc.*(a) 6,421 170,156
Sangamo Therapeutics,
Inc.*(a) 20,553 257,529
Savara, Inc.*(a) 8,351 17,370
Scholar Rock Holding Corp.* 4,536 229,794
Scopus Biopharma, Inc.*(a) 866 7,318
Selecta Biosciences, Inc.*(a) 11,936 54,010
Sensei Biotherapeutics,
Inc.*(a) 1,285 18,671
Seres Therapeutics, Inc.*(a) 9,842 202,647
Shattuck Labs, Inc.*(a) 2,365 69,153
Sigilon Therapeutics, Inc.* 1,317 29,435
Common Stocks
Shares Value ($)
Biotechnology
Silverback Therapeutics, Inc.* 2,233 97,426
Soleno Therapeutics, Inc.* 11,408 14,374
Solid Biosciences, Inc.*(a) 4,952 27,385
Sorrento Therapeutics, Inc.*(a) 44,648 369,239
Spectrum Pharmaceuticals,
Inc.* 25,766 83,997
Spero Therapeutics, Inc.*(a) 3,689 54,302
SpringWorks Therapeutics,
Inc.* 4,266 313,850
Spruce Biosciences, Inc.*(a) 1,257 20,866
SQZ Biotechnologies Co.*(a) 804 10,999
Stoke Therapeutics, Inc.* 2,423 94,109
Sutro Biopharma, Inc.*(a) 5,780 131,553
Syndax Pharmaceuticals,
Inc.*(a) 5,538 123,830
Syros Pharmaceuticals, Inc.* 8,378 62,667
Taysha Gene Therapies,
Inc.*(a) 1,566 31,790
TCR2 Therapeutics, Inc.* 5,152 113,756
TG Therapeutics, Inc.*(a) 21,682 1,045,072
Translate Bio, Inc.* 12,223 201,557
Travere Therapeutics, Inc.* 9,832 245,505
Turning Point Therapeutics,
Inc.* 6,668 630,726
Twist Bioscience Corp.* 8,368 1,036,460
Tyme Technologies, Inc.*(a) 12,332 21,951
Ultragenyx Pharmaceutical,
Inc.* 11,335 1,290,603
UNITY Biotechnology, Inc.*(a) 6,035 36,210
UroGen Pharma Ltd.*(a) 3,543 69,018
Vanda Pharmaceuticals, Inc.* 9,716 145,934
Vaxart, Inc.*(a) 9,413 56,949
Vaxcyte, Inc.*(a) 5,133 101,377
VBI Vaccines, Inc.*(a) 32,191 100,114
Veracyte, Inc.* 11,815 635,056
Verastem, Inc.* 30,843 76,182
Vericel Corp.*(a) 8,125 451,344
Viking Therapeutics, Inc.*(a) 12,181 77,045
Vir Biotechnology, Inc.*(a) 9,588 491,577
Vor BioPharma, Inc.*(a) 2,001 86,243
Voyager Therapeutics, Inc.*(a) 4,843 22,811
vTv Therapeutics, Inc., Class
A*(a) 1,897 5,350
X4 Pharmaceuticals, Inc.* 3,262 28,086
XBiotech, Inc.*(a) 2,425 41,637
Xencor, Inc.* 9,914 426,897
XOMA Corp.*(a) 1,053 42,973
Y-mAbs Therapeutics, Inc.*(a) 5,506 166,501
Zentalis Pharmaceuticals,
Inc.*(a) 5,187 225,064
ZIOPHARM Oncology, Inc.*(a) 38,224 137,606
50,112,224
Building Products 1.7%
AAON, Inc.(a) 7,323 512,683
Advanced Drainage Systems,
Inc. 10,040 1,038,036
Alpha Pro Tech Ltd.* 2,088 20,379
American Woodmark Corp.* 3,030 298,697
Apogee Enterprises, Inc. 4,595 187,844

98 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Building Products
Builders FirstSource, Inc.* 36,333 1,684,761
Caesarstone Ltd. 4,077 55,977
Cornerstone Building Brands,
Inc.* 7,951 111,553
CSW Industrials, Inc. 2,436 328,860
Gibraltar Industries, Inc.* 5,823 532,863
Griffon Corp. 8,144 221,272
Insteel Industries, Inc. 3,264 100,662
JELD-WEN Holding, Inc.* 12,149 336,406
Masonite International Corp.* 4,367 503,253
PGT Innovations, Inc.* 10,192 257,348
Quanex Building Products
Corp. 5,843 153,262
Resideo Technologies, Inc.* 25,629 724,019
Simpson Manufacturing Co.,
Inc. 7,762 805,152
UFP Industries, Inc. 10,637 806,710
8,679,737
Capital Markets 1.5%
Artisan Partners Asset
Management, Inc., Class A 10,063 524,987
Assetmark Financial Holdings,
Inc.* 3,032 70,767
Associated Capital Group,
Inc., Class A 391 14,021
B. Riley Financial, Inc. 3,552 200,262
BGC Partners, Inc., Class A 55,337 267,278
Blucora, Inc.* 8,570 142,605
Brightsphere Investment
Group, Inc. 11,015 224,486
Cohen & Steers, Inc. 4,368 285,361
Cowen, Inc., Class A 4,585 161,163
Diamond Hill Investment
Group, Inc. 540 84,245
Donnelley Financial Solutions,
Inc.* 5,319 148,028
Federated Hermes, Inc., Class
B 16,955 530,691
Focus Financial Partners, Inc.,
Class A* 6,821 283,890
GAMCO Investors, Inc., Class
A 1,077 19,978
Greenhill & Co., Inc. 2,718 44,793
Hamilton Lane, Inc., Class A 5,731 507,537
Houlihan Lokey, Inc. 9,229 613,821
Moelis & Co., Class A 9,398 515,762
Oppenheimer Holdings, Inc.,
Class A 1,645 65,882
Piper Sandler Cos. 3,120 342,108
PJT Partners, Inc., Class A 4,153 280,950
Pzena Investment
Management, Inc., Class A 3,204 33,738
Safeguard Scientifics, Inc.* 3,893 26,550
Sculptor Capital Management,
Inc.(a) 3,253 71,176
Siebert Financial Corp.* 2,167 8,776
Silvercrest Asset Management
Group, Inc., Class A 1,384 19,902
Common Stocks
Shares Value ($)
Capital Markets
StepStone Group, Inc., Class
A(a) 3,507 123,692
Stifel Financial Corp. 17,818 1,141,421
StoneX Group, Inc.* 2,954 193,133
Value Line, Inc. 289 8,147
Virtus Investment Partners,
Inc. 1,307 307,799
Waddell & Reed Financial,
Inc., Class A 10,949 274,272
Westwood Holdings Group,
Inc. 1,441 20,837
WisdomTree Investments, Inc. 24,754 154,713
7,712,771
Chemicals 1.7%
Advanced Emissions
Solutions, Inc.* 2,872 15,796
AdvanSix, Inc.* 4,891 131,177
AgroFresh Solutions, Inc.* 5,205 10,410
American Vanguard Corp. 5,212 106,377
Amyris, Inc.* 18,955 362,041
Avient Corp. 16,280 769,556
Balchem Corp. 5,728 718,348
Chase Corp. 1,303 151,656
Ferro Corp.*(a) 14,530 244,976
FutureFuel Corp. 4,472 64,978
GCP Applied Technologies,
Inc.* 8,771 215,240
Hawkins, Inc. 3,428 114,907
HB Fuller Co. 9,268 583,050
Ingevity Corp.* 7,377 557,185
Innospec, Inc. 4,376 449,371
Intrepid Potash, Inc.* 1,734 56,459
Koppers Holdings, Inc.* 3,675 127,743
Kraton Corp.* 5,583 204,282
Kronos Worldwide, Inc. 3,897 59,624
Livent Corp.*(a) 26,045 451,099
Marrone Bio Innovations,
Inc.*(a) 11,788 24,637
Minerals Technologies, Inc. 6,076 457,644
Orion Engineered Carbons
SA* 10,831 213,587
PQ Group Holdings, Inc. 6,824 113,961
Quaker Chemical Corp.(a) 2,367 577,004
Rayonier Advanced Materials,
Inc.*(a) 11,107 100,740
Sensient Technologies Corp. 7,551 588,978
Stepan Co. 3,826 486,323
Trecora Resources*(a) 4,692 36,457
Tredegar Corp. 4,689 70,382
Trinseo SA 6,861 436,840
Tronox Holdings plc, Class A 19,326 353,666
8,854,494
Commercial Services & Supplies 1.8%
ABM Industries, Inc. 12,004 612,324
ACCO Brands Corp. 16,601 140,112
Brady Corp., Class A 8,432 450,690
BrightView Holdings, Inc.* 7,224 121,869
Brink's Co. (The) 8,768 694,689

NVIT Small Cap Index Fund - March 31, 2021 (Unaudited) - Statement of Investments - 99
Common Stocks
Shares Value ($)
Commercial Services & Supplies
Casella Waste Systems, Inc.,
Class A* 8,690 552,423
CECO Environmental Corp.* 5,736 45,487
Cimpress plc*(a) 3,186 319,014
CompX International, Inc. 256 4,611
CoreCivic, Inc. 21,241 192,231
Covanta Holding Corp. 21,241 294,400
Deluxe Corp. 7,442 312,266
Ennis, Inc. 4,363 93,150
Harsco Corp.* 13,925 238,814
Healthcare Services Group,
Inc.(a) 13,337 373,836
Heritage-Crystal Clean, Inc.* 2,825 76,642
Herman Miller, Inc. 10,566 434,791
HNI Corp. 7,598 300,577
Interface, Inc. 10,530 131,414
KAR Auction Services, Inc.*(a) 23,137 347,055
Kimball International, Inc.,
Class B 6,445 90,230
Knoll, Inc. 8,854 146,180
Matthews International Corp.,
Class A 5,519 218,276
Montrose Environmental
Group, Inc.* 3,793 190,371
NL Industries, Inc. 1,098 8,180
Pitney Bowes, Inc. 30,135 248,312
Quad/Graphics, Inc.* 5,740 20,262
SP Plus Corp.* 4,164 136,538
Steelcase, Inc., Class A 15,331 220,613
Team, Inc.* 5,305 61,167
Tetra Tech, Inc. 9,607 1,303,862
UniFirst Corp. 2,687 601,109
US Ecology, Inc.*(a) 5,609 233,559
Viad Corp.* 3,632 151,636
Vidler Water Resouces, Inc.* 3,189 28,382
VSE Corp. 1,797 70,982
9,466,054
Communications Equipment 0.7%
ADTRAN, Inc. 8,589 143,265
Applied Optoelectronics,
Inc.*(a) 3,850 32,186
CalAmp Corp.* 6,103 66,218
Calix, Inc.* 9,414 326,289
Cambium Networks Corp.* 1,431 66,856
Casa Systems, Inc.* 5,741 54,712
Clearfield, Inc.* 1,957 58,964
Comtech Telecommunications
Corp. 4,376 108,700
Digi International, Inc.* 5,261 99,906
DZS, Inc.* 2,642 41,083
Extreme Networks, Inc.* 21,618 189,158
Genasys, Inc.* 5,926 39,645
Harmonic, Inc.* 17,041 133,601
Infinera Corp.*(a) 29,093 280,166
Inseego Corp.*(a) 12,753 127,530
KVH Industries, Inc.* 2,780 35,250
NETGEAR, Inc.* 5,355 220,090
NetScout Systems, Inc.*(a) 12,581 354,281
PC-Tel, Inc.* 3,383 23,512
Common Stocks
Shares Value ($)
Communications Equipment
Plantronics, Inc.*(a) 6,137 238,791
Resonant, Inc.* 9,124 38,686
Ribbon Communications, Inc.* 12,026 98,733
Viavi Solutions, Inc.* 40,756 639,869
3,417,491
Construction & Engineering 1.5%
Aegion Corp.* 5,383 154,761
Ameresco, Inc., Class A* 4,393 213,632
API Group Corp. Reg. S*(b) 24,853 513,960
Arcosa, Inc. 8,625 561,401
Argan, Inc.(a) 2,648 141,271
Comfort Systems USA, Inc. 6,420 480,023
Concrete Pumping Holdings,
Inc.* 4,739 35,116
Construction Partners, Inc.,
Class A* 4,980 148,802
Dycom Industries, Inc.* 5,496 510,304
EMCOR Group, Inc. 9,683 1,086,045
Fluor Corp.* 25,241 582,815
Granite Construction, Inc.(a) 8,376 337,134
Great Lakes Dredge & Dock
Corp.* 11,467 167,189
HC2 Holdings, Inc.* 8,326 32,804
IES Holdings, Inc.* 1,382 69,667
MasTec, Inc.*(a) 10,102 946,557
Matrix Service Co.* 4,727 61,971
MYR Group, Inc.* 2,921 209,348
Northwest Pipe Co.* 1,633 54,575
NV5 Global, Inc.* 1,966 189,857
Primoris Services Corp. 8,494 281,406
Sterling Construction Co., Inc.* 4,950 114,840
Tutor Perini Corp.* 7,177 136,004
WillScot Mobile Mini Holdings
Corp.* 30,877 856,837
7,886,319
Construction Materials 0.2%
Forterra, Inc.* 5,249 122,039
Summit Materials, Inc., Class
A* 20,506 574,578
United States Lime & Minerals,
Inc. 366 48,938
US Concrete, Inc.* 2,851 209,036
954,591
Consumer Finance 0.7%
Atlanticus Holdings Corp.*(a) 933 28,298
Curo Group Holdings Corp. 3,196 46,630
Encore Capital Group, Inc.*(a) 5,562 223,759
Enova International, Inc.* 6,211 220,366
EZCORP, Inc., Class A* 8,674 43,110
FirstCash, Inc. 7,220 474,137
Green Dot Corp., Class A* 9,109 417,101
LendingClub Corp.*(a) 12,582 207,855
Navient Corp. 32,811 469,525
Nelnet, Inc., Class A 3,073 223,530
Oportun Financial Corp.* 3,644 75,467
PRA Group, Inc.* 8,026 297,524
PROG Holdings, Inc. 12,017 520,216

100 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Consumer Finance
Regional Management Corp.
(a) 1,473 51,054
World Acceptance Corp.* 784 101,732
3,400,304
Containers & Packaging 0.2%
Greif, Inc., Class A 4,532 258,324
Greif, Inc., Class B 1,114 63,766
Myers Industries, Inc. 6,386 126,187
O-I Glass, Inc.* 28,069 413,737
Pactiv Evergreen, Inc. 7,138 98,076
Ranpak Holdings Corp.* 5,120 102,707
UFP Technologies, Inc.* 1,278 63,670
1,126,467
Distributors 0.1%
Core-Mark Holding Co., Inc. 7,980 308,746
Funko, Inc., Class A*(a) 4,391 86,415
Greenlane Holdings, Inc.,
Class A*(a) 2,016 10,695
Weyco Group, Inc. 1,073 23,209
429,065
Diversified Consumer Services 0.5%
Adtalem Global Education,
Inc.* 9,006 356,097
American Public Education,
Inc.* 2,548 90,785
Aspen Group, Inc.* 4,118 24,708
Carriage Services, Inc. 2,897 101,945
Houghton Mifflin Harcourt Co.* 19,079 145,382
Laureate Education, Inc.,
Class A* 19,224 261,254
OneSpaWorld Holdings
Ltd.*(a) 7,840 83,496
Perdoceo Education Corp.* 12,248 146,486
Regis Corp.*(a) 4,085 51,308
Strategic Education, Inc. 4,317 396,776
Stride, Inc.*(a) 7,109 214,052
Universal Technical Institute,
Inc.* 5,235 30,572
Vivint Smart Home, Inc.* 14,375 205,850
WW International, Inc.* 8,420 263,378
2,372,089
Diversified Financial Services 0.2%
Alerus Financial Corp. 2,521 75,075
A-Mark Precious Metals, Inc. 917 33,012
Banco Latinoamericano de
Comercio Exterior SA, Class
E 5,394 81,611
Cannae Holdings, Inc.* 15,375 609,158
GWG Holdings, Inc.* 936 6,543
Marlin Business Services
Corp. 1,548 21,115
SWK Holdings Corp.* 610 8,869
835,383
Diversified Telecommunication Services 0.7%
Alaska Communications
Systems Group, Inc. 8,811 28,636
Anterix, Inc.*(a) 1,942 91,585
Common Stocks
Shares Value ($)
Diversified Telecommunication Services
ATN International, Inc. 1,984 97,454
Bandwidth, Inc., Class A*(a) 3,438 435,732
Cincinnati Bell, Inc.* 8,127 124,749
Cogent Communications
Holdings, Inc. 7,598 522,438
Consolidated Communications
Holdings, Inc.* 13,165 94,788
IDT Corp., Class B* 3,577 81,055
Iridium Communications, Inc.* 21,336 880,110
Liberty Latin America Ltd.,
Class A* 8,636 110,800
Liberty Latin America Ltd.,
Class C* 27,300 354,354
Ooma, Inc.* 3,826 60,642
ORBCOMM, Inc.* 13,277 101,304
Vonage Holdings Corp.* 41,813 494,230
3,477,877
Electric Utilities 0.6%
ALLETE, Inc. 9,299 624,800
Genie Energy Ltd., Class B 2,326 14,747
MGE Energy, Inc. 6,484 462,893
Otter Tail Corp. 7,273 335,794
PNM Resources, Inc. 15,220 746,541
Portland General Electric Co. 16,018 760,374
Spark Energy, Inc., Class A(a) 2,151 22,973
2,968,122
Electrical Equipment 1.6%
Allied Motion Technologies,
Inc. 1,287 66,062
American Superconductor
Corp.* 4,857 92,089
Atkore, Inc.* 8,338 599,502
AZZ, Inc. 4,520 227,582
Bloom Energy Corp., Class
A*(a) 15,732 425,551
Encore Wire Corp. 3,650 245,025
EnerSys 7,561 686,539
FuelCell Energy, Inc.*(a) 56,113 808,588
LSI Industries, Inc. 4,445 37,916
Orion Energy Systems, Inc.*(a) 5,102 35,510
Plug Power, Inc.* 73,447 2,632,340
Powell Industries, Inc. 1,599 54,158
Preformed Line Products Co. 520 35,750
Sunrun, Inc.*(a) 28,295 1,711,282
Thermon Group Holdings, Inc.* 5,852 114,055
TPI Composites, Inc.* 5,482 309,349
Ultralife Corp.* 1,100 9,108
Vicor Corp.* 3,468 294,884
8,385,290
Electronic Equipment, Instruments & Components 2.0%
908 Devices, Inc.*(a) 1,251 60,674
Akoustis Technologies, Inc.*(a) 6,422 85,670
Arlo Technologies, Inc.*(a) 14,199 89,170
Badger Meter, Inc. 5,180 482,103
Bel Fuse, Inc., Class B 1,738 34,569
Belden, Inc. 7,866 349,014
Benchmark Electronics, Inc. 6,487 200,578
CTS Corp. 5,692 176,794

NVIT Small Cap Index Fund - March 31, 2021 (Unaudited) - Statement of Investments - 101
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Daktronics, Inc.*(a) 6,149 38,554
ePlus, Inc.* 2,375 236,645
Fabrinet* 6,572 594,043
FARO Technologies, Inc.* 3,189 276,072
II-VI, Inc.*(a) 18,296 1,250,898
Insight Enterprises, Inc.* 6,213 592,844
Intellicheck, Inc.*(a) 3,054 25,593
Iteris, Inc.* 6,815 42,049
Itron, Inc.* 7,842 695,193
Kimball Electronics, Inc.* 4,328 111,662
Knowles Corp.* 15,762 329,741
Luna Innovations, Inc.* 4,982 52,460
Methode Electronics, Inc. 6,497 272,744
MTS Systems Corp.* 3,497 203,525
Napco Security Technologies,
Inc.* 2,498 87,005
nLight, Inc.* 6,372 206,453
Novanta, Inc.* 6,115 806,507
OSI Systems, Inc.* 3,014 289,645
PAR Technology Corp.*(a) 3,367 220,235
PC Connection, Inc. 1,906 88,419
Plexus Corp.* 5,058 464,527
Powerfleet, Inc.* 5,663 46,550
Research Frontiers, Inc.*(a) 4,797 13,623
Rogers Corp.* 3,319 624,669
Sanmina Corp.* 11,437 473,263
ScanSource, Inc.* 4,547 136,183
TTM Technologies, Inc.* 17,528 254,156
Vishay Intertechnology, Inc. 23,728 571,370
Vishay Precision Group, Inc.* 2,284 70,370
Wrap Technologies, Inc.*(a) 2,355 13,094
10,566,664
Energy Equipment & Services 0.7%
Archrock, Inc. 22,882 217,150
Aspen Aerogels, Inc.* 3,543 72,065
Bristow Group, Inc.* 1,210 31,315
Cactus, Inc., Class A 8,395 257,055
ChampionX Corp.* 33,195 721,327
DMC Global, Inc.*(a) 2,579 139,937
Dril-Quip, Inc.* 6,236 207,222
Exterran Corp.* 4,892 16,437
Frank's International NV* 27,806 98,711
Helix Energy Solutions Group,
Inc.*(a) 25,481 128,679
Liberty Oilfield Services, Inc.,
Class A*(a) 14,725 166,245
Nabors Industries Ltd.*(a) 1,250 116,812
National Energy Services
Reunited Corp.*(a) 3,788 46,858
Newpark Resources, Inc.* 16,272 51,094
NexTier Oilfield Solutions,
Inc.*(a) 29,273 108,896
Oceaneering International,
Inc.* 17,719 202,351
Oil States International, Inc.* 10,630 64,099
Patterson-UTI Energy, Inc. 32,715 233,258
ProPetro Holding Corp.* 14,323 152,683
RPC, Inc.*(a) 10,115 54,621
Common Stocks
Shares Value ($)
Energy Equipment & Services
Select Energy Services, Inc.,
Class A* 10,593 52,753
Solaris Oilfield Infrastructure,
Inc., Class A 5,267 64,626
Tidewater, Inc.* 6,677 83,663
Transocean Ltd.*(a) 103,742 368,284
US Silica Holdings, Inc.* 13,192 162,130
3,818,271
Entertainment 0.4%
AMC Entertainment Holdings,
Inc., Class A*(a) 67,488 689,053
Cinemark Holdings, Inc.*(a) 19,145 390,749
Eros STX Global Corp.*(a) 29,394 53,203
Gaia, Inc.* 2,217 26,360
Glu Mobile, Inc.* 26,327 328,561
IMAX Corp.* 8,820 177,282
Liberty Media Corp.-Liberty
Braves, Class C* 6,538 181,887
Liberty Media Corp-Liberty
Braves, Class A*(a) 1,676 47,783
LiveXLive Media, Inc.*(a) 8,608 37,359
Marcus Corp. (The)* 3,993 79,820
2,012,057
Equity Real Estate Investment Trusts (REITs) 5.0%
Acadia Realty Trust 15,048 285,461
Agree Realty Corp. 10,994 740,006
Alexander & Baldwin, Inc. 12,838 215,550
Alexander's, Inc. 401 111,197
Alpine Income Property Trust,
Inc. 1,331 23,106
American Assets Trust, Inc. 8,993 291,733
American Finance Trust, Inc.
(a) 19,345 189,968
Armada Hoffler Properties, Inc. 10,308 129,262
Bluerock Residential Growth
REIT, Inc. 4,063 41,077
Broadstone Net Lease, Inc. 6,404 117,193
BRT Apartments Corp. 1,701 28,645
CareTrust REIT, Inc. 16,893 393,353
CatchMark Timber Trust, Inc.,
Class A 8,740 88,973
Centerspace 2,331 158,508
Chatham Lodging Trust* 8,292 109,123
CIM Commercial Trust Corp. 2,223 28,654
City Office REIT, Inc. 7,617 80,893
Clipper Realty, Inc. 2,768 21,923
Colony Capital, Inc.*(a) 86,069 557,727
Columbia Property Trust, Inc. 20,370 348,327
Community Healthcare Trust,
Inc. 3,969 183,050
CorEnergy Infrastructure Trust,
Inc. 2,457 17,371
CorePoint Lodging, Inc.* 6,927 62,551
CTO Realty Growth, Inc. 1,023 53,206
DiamondRock Hospitality Co.* 35,614 366,824
Diversified Healthcare Trust 42,454 202,930
Easterly Government
Properties, Inc. 14,528 301,165
EastGroup Properties, Inc. 6,966 998,088

102 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Essential Properties Realty
Trust, Inc. 18,533 423,108
Farmland Partners, Inc. 4,621 51,801
Four Corners Property Trust,
Inc. 13,080 358,392
Franklin Street Properties
Corp. 18,492 100,781
GEO Group, Inc. (The) 20,885 162,068
Getty Realty Corp. 6,166 174,621
Gladstone Commercial Corp. 5,850 114,426
Gladstone Land Corp. 3,563 65,203
Global Medical REIT, Inc. 8,088 106,034
Global Net Lease, Inc. 16,014 289,213
Healthcare Realty Trust, Inc. 24,763 750,814
Hersha Hospitality Trust* 6,163 65,020
Independence Realty Trust,
Inc. 17,837 271,122
Indus Realty Trust, Inc. 554 33,329
Industrial Logistics Properties
Trust 11,631 269,025
Innovative Industrial
Properties, Inc. 4,172 751,628
iStar, Inc. 12,783 227,282
Kite Realty Group Trust 14,844 286,341
Lexington Realty Trust 49,002 544,412
LTC Properties, Inc. 6,889 287,409
Macerich Co. (The) 26,811 313,689
Mack-Cali Realty Corp. 15,398 238,361
Monmouth Real Estate
Investment Corp. 16,948 299,810
National Health Investors, Inc. 7,770 561,616
National Storage Affiliates
Trust 11,230 448,414
NETSTREIT Corp. 3,831 70,835
New Senior Investment Group,
Inc. 14,744 91,855
NexPoint Residential Trust,
Inc. 3,940 181,595
Office Properties Income Trust 8,480 233,370
One Liberty Properties, Inc. 2,767 61,621
Pebblebrook Hotel Trust 23,305 566,078
Physicians Realty Trust 37,128 656,052
Piedmont Office Realty Trust,
Inc., Class A 22,096 383,808
Plymouth Industrial REIT, Inc. 4,427 74,595
PotlatchDeltic Corp. 11,637 615,830
Preferred Apartment
Communities, Inc., Class A 8,768 86,365
PS Business Parks, Inc. 3,577 552,933
QTS Realty Trust, Inc., Class
A(a) 11,411 707,938
Retail Opportunity Investments
Corp. 20,666 327,969
Retail Properties of America,
Inc., Class A 38,364 402,055
Retail Value, Inc. 2,954 55,269
RLJ Lodging Trust 29,390 454,957
RPT Realty 14,409 164,407
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Ryman Hospitality Properties,
Inc.* 8,982 696,195
Sabra Health Care REIT, Inc. 36,581 635,046
Safehold, Inc.(a) 3,206 224,741
Saul Centers, Inc. 2,097 84,111
Seritage Growth Properties,
Class A* 6,137 112,614
Service Properties Trust 29,232 346,692
SITE Centers Corp. 27,390 371,408
STAG Industrial, Inc. 28,354 952,978
Summit Hotel Properties, Inc.* 18,454 187,493
Sunstone Hotel Investors, Inc.* 38,527 480,046
Tanger Factory Outlet Centers,
Inc. 16,103 243,638
Terreno Realty Corp. 12,035 695,262
UMH Properties, Inc. 6,766 129,704
Uniti Group, Inc. 34,678 382,498
Universal Health Realty
Income Trust 2,313 156,775
Urban Edge Properties 20,784 343,352
Urstadt Biddle Properties, Inc.,
Class A 5,192 86,447
Washington REIT 15,049 332,583
Whitestone REIT 6,971 67,619
Xenia Hotels & Resorts, Inc.* 20,276 395,382
25,951,899
Food & Staples Retailing 0.8%
Andersons, Inc. (The) 5,490 150,316
BJ's Wholesale Club Holdings,
Inc.*(a) 24,408 1,094,943
Chefs' Warehouse, Inc. (The)* 5,379 163,844
HF Foods Group, Inc.* 6,759 48,800
Ingles Markets, Inc., Class A 2,555 157,516
Natural Grocers by Vitamin
Cottage, Inc. 1,615 28,343
Performance Food Group Co.* 23,352 1,345,309
PriceSmart, Inc. 4,060 392,805
Rite Aid Corp.* 9,760 199,690
SpartanNash Co. 6,304 123,747
United Natural Foods, Inc.*(a) 9,970 328,412
Village Super Market, Inc.,
Class A 1,556 36,675
Weis Markets, Inc. 1,713 96,819
4,167,219
Food Products 1.4%
Alico, Inc. 885 26,426
B&G Foods, Inc.(a) 11,423 354,798
Bridgford Foods Corp.* 271 4,201
Calavo Growers, Inc. 2,951 229,116
Cal-Maine Foods, Inc.* 6,556 251,882
Darling Ingredients, Inc.* 28,678 2,110,127
Farmer Brothers Co.* 3,076 32,113
Fresh Del Monte Produce, Inc. 5,548 158,839
Freshpet, Inc.* 7,270 1,154,549
Hostess Brands, Inc.*(a) 22,269 319,338
J & J Snack Foods Corp.(a) 2,680 420,840
John B Sanfilippo & Son, Inc. 1,555 140,525
Laird Superfood, Inc.*(a) 561 21,021
Lancaster Colony Corp. 3,364 589,911

NVIT Small Cap Index Fund - March 31, 2021 (Unaudited) - Statement of Investments - 103
Common Stocks
Shares Value ($)
Food Products
Landec Corp.* 4,386 46,492
Limoneira Co. 2,804 49,070
Mission Produce, Inc.*(a) 1,312 24,941
Sanderson Farms, Inc. 3,603 561,275
Seneca Foods Corp., Class A* 1,127 53,070
Simply Good Foods Co. (The)* 15,117 459,859
Tootsie Roll Industries, Inc.(a) 2,890 95,746
Vital Farms, Inc.*(a) 4,216 92,077
7,196,216
Gas Utilities 0.8%
Brookfield Infrastructure Corp.,
Class A(a) 5,662 432,407
Chesapeake Utilities Corp.(a) 3,051 354,160
New Jersey Resources Corp.
(a) 16,973 676,713
Northwest Natural Holding Co. 5,445 293,758
ONE Gas, Inc. 9,345 718,724
RGC Resources, Inc.(a) 1,192 26,439
South Jersey Industries, Inc.
(a) 17,927 404,792
Southwest Gas Holdings, Inc. 10,130 696,032
Spire, Inc. 8,947 661,094
4,264,119
Health Care Equipment & Supplies 3.2%
Accelerate Diagnostics,
Inc.*(a) 5,503 45,785
Accuray, Inc.*(a) 16,401 81,185
Acutus Medical, Inc.* 2,531 33,839
Alphatec Holdings, Inc.* 9,936 156,889
AngioDynamics, Inc.* 6,513 152,404
Antares Pharma, Inc.*(a) 29,501 121,249
Apyx Medical Corp.* 5,895 56,946
Aspira Women's Health,
Inc.*(a) 15,151 102,269
AtriCure, Inc.* 7,824 512,628
Atrion Corp. 249 159,686
Avanos Medical, Inc.* 8,514 372,402
Axogen, Inc.* 6,537 132,440
Axonics Modulation
Technologies, Inc.*(a) 5,401 323,466
Bellerophon Therapeutics,
Inc.*(a) 682 3,540
Beyond Air, Inc.*(a) 2,829 15,559
BioLife Solutions, Inc.* 2,450 88,200
BioSig Technologies, Inc.*(a) 4,930 21,248
Bioventus, Inc., Class A*(a) 1,263 19,299
Cantel Medical Corp.* 6,789 542,034
Cardiovascular Systems, Inc.* 7,024 269,300
Cerus Corp.*(a) 29,255 175,822
Chembio Diagnostics, Inc.*(a) 3,417 11,994
Co-Diagnostics, Inc.*(a) 4,621 44,084
CONMED Corp. 4,864 635,190
CryoLife, Inc.*(a) 6,608 149,209
CryoPort, Inc.*(a) 7,107 369,635
Cutera, Inc.*(a) 3,174 95,379
CytoSorbents Corp.* 7,402 64,249
Eargo, Inc.*(a) 1,443 72,078
Electromed, Inc.* 1,298 13,681
FONAR Corp.* 1,129 20,424
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
GenMark Diagnostics, Inc.* 12,299 293,946
Glaukos Corp.* 7,587 636,777
Heska Corp.* 1,250 210,575
Inari Medical, Inc.* 2,944 315,008
Inogen, Inc.* 3,284 172,476
Integer Holdings Corp.* 5,846 538,417
Intersect ENT, Inc.* 5,692 118,849
IntriCon Corp.* 1,365 34,999
Invacare Corp.(a) 6,434 51,601
iRadimed Corp.* 1,287 33,166
iRhythm Technologies, Inc.* 5,151 715,268
Lantheus Holdings, Inc.*(a) 11,861 253,470
LeMaitre Vascular, Inc.(a) 2,940 143,413
LENSAR, Inc.* 1,510 10,963
LivaNova plc* 8,709 642,114
Lucira Health, Inc.*(a) 1,772 21,441
Meridian Bioscience, Inc.* 7,561 198,476
Merit Medical Systems, Inc.* 9,701 580,896
Mesa Laboratories, Inc. 847 206,244
Milestone Scientific, Inc.* 7,483 26,714
Misonix, Inc.*(a) 2,235 43,784
Natus Medical, Inc.* 5,936 152,021
Nemaura Medical, Inc.*(a) 1,389 10,612
Neogen Corp.* 9,411 836,544
Nevro Corp.* 6,063 845,788
NuVasive, Inc.* 9,162 600,661
OraSure Technologies, Inc.* 12,770 149,026
Ortho Clinical Diagnostics
Holdings plc* 15,553 300,095
Orthofix Medical, Inc.* 3,267 141,624
OrthoPediatrics Corp.*(a) 2,353 114,709
Outset Medical, Inc.*(a) 1,797 97,739
PAVmed, Inc.*(a) 10,919 48,480
Pulmonx Corp.*(a) 2,095 95,825
Pulse Biosciences, Inc.* 2,578 61,047
Quotient Ltd.*(a) 13,079 48,131
Repro-Med Systems, Inc.*(a) 4,414 15,537
Retractable Technologies,
Inc.*(a) 2,369 30,371
Rockwell Medical, Inc.*(a) 12,140 14,082
SeaSpine Holdings Corp.* 4,873 84,790
Shockwave Medical, Inc.* 5,054 658,334
SI-BONE, Inc.* 5,212 165,794
Sientra, Inc.*(a) 9,268 67,564
Silk Road Medical, Inc.* 4,881 247,223
Soliton, Inc.*(a) 1,224 21,506
STAAR Surgical Co.* 8,149 858,986
Stereotaxis, Inc.* 7,677 51,589
Surgalign Holdings, Inc.*(a) 17,126 37,335
Surmodics, Inc.* 2,424 135,914
Tactile Systems Technology,
Inc.* 3,328 181,343
Talis Biomedical Corp.*(a) 2,287 29,388
Tela Bio, Inc.* 1,335 19,891
TransMedics Group, Inc.* 4,461 185,087
Utah Medical Products, Inc. 624 54,038
Vapotherm, Inc.* 3,483 83,662
Varex Imaging Corp.* 6,829 139,926
Venus Concept, Inc.* 3,785 8,895
ViewRay, Inc.* 21,072 91,663

104 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
VolitionRX Ltd.*(a) 5,460 20,639
Zynex, Inc.*(a) 3,345 51,078
16,867,647
Health Care Providers & Services 2.6%
1Life Healthcare, Inc.* 14,073 549,973
Accolade, Inc.*(a) 5,684 257,883
AdaptHealth Corp.* 13,350 490,746
Addus HomeCare Corp.* 2,627 274,758
AMN Healthcare Services,
Inc.* 8,287 610,752
Apollo Medical Holdings, Inc.* 3,627 98,255
Apria, Inc.*(a) 1,271 35,499
Avalon GloboCare Corp.*(a) 3,326 3,559
Biodesix, Inc.*(a) 676 13,730
Brookdale Senior Living, Inc.* 32,611 197,297
Castle Biosciences, Inc.* 2,587 177,106
Community Health Systems,
Inc.* 15,194 205,423
CorVel Corp.* 1,573 161,374
Covetrus, Inc.* 20,727 621,188
Cross Country Healthcare,
Inc.* 6,364 79,486
Ensign Group, Inc. (The) 9,217 864,923
Enzo Biochem, Inc.* 8,220 28,277
Exagen, Inc.*(a) 820 14,350
Five Star Senior Living,
Inc.*(a) 3,935 24,082
Fulgent Genetics, Inc.*(a) 2,398 231,695
Hanger, Inc.* 6,583 150,224
HealthEquity, Inc.* 14,307 972,876
InfuSystem Holdings, Inc.* 2,693 54,829
Joint Corp. (The)* 2,350 113,669
LHC Group, Inc.* 5,412 1,034,829
Magellan Health, Inc.* 4,255 396,736
MEDNAX, Inc.*(a) 13,274 338,089
ModivCare, Inc.* 2,167 320,976
National HealthCare Corp. 2,218 172,804
National Research Corp.* 2,404 112,579
Ontrak, Inc.*(a) 1,492 48,580
Option Care Health, Inc.* 15,188 269,435
Owens & Minor, Inc. 12,950 486,790
Patterson Cos., Inc.(a) 15,187 485,225
Pennant Group, Inc. (The)* 4,550 208,390
PetIQ, Inc.*(a) 3,752 132,295
Progenity, Inc.* 2,837 13,504
Progyny, Inc.* 4,755 211,645
R1 RCM, Inc.* 19,342 477,361
RadNet, Inc.* 7,779 169,193
Select Medical Holdings Corp.* 19,407 661,779
Sharps Compliance Corp.* 2,554 36,701
Surgery Partners, Inc.* 4,591 203,198
Tenet Healthcare Corp.* 18,619 968,188
Tivity Health, Inc.* 7,755 173,092
Triple-S Management Corp.,
Class B* 4,057 105,604
US Physical Therapy, Inc. 2,265 235,786
Viemed Healthcare, Inc.* 6,207 62,815
13,557,548
Common Stocks
Shares Value ($)
Health Care Technology 1.1%
Allscripts Healthcare Solutions,
Inc.* 28,044 421,081
Computer Programs &
Systems, Inc. 2,205 67,473
Evolent Health, Inc., Class
A*(a) 13,394 270,559
Health Catalyst, Inc.* 6,003 280,760
HealthStream, Inc.* 4,648 103,836
HMS Holdings Corp.* 15,731 581,654
iCAD, Inc.* 3,489 74,037
Inovalon Holdings, Inc., Class
A* 13,249 381,306
Inspire Medical Systems, Inc.* 4,667 966,022
NantHealth, Inc.* 5,112 16,409
NextGen Healthcare, Inc.* 10,056 182,014
Omnicell, Inc.* 7,576 983,895
OptimizeRx Corp.*(a) 2,903 141,521
Phreesia, Inc.* 5,998 312,496
Schrodinger, Inc.*(a) 5,364 409,220
Simulations Plus, Inc.(a) 2,700 170,748
Tabula Rasa HealthCare,
Inc.*(a) 3,801 175,036
Vocera Communications, Inc.* 5,705 219,414
5,757,481
Hotels, Restaurants & Leisure 3.9%
Accel Entertainment, Inc.* 9,083 99,277
Bally's Corp.* 3,222 209,366
Biglari Holdings, Inc., Class A* 16 10,809
Biglari Holdings, Inc., Class B* 149 19,781
BJ's Restaurants, Inc.* 3,961 230,055
Bloomin' Brands, Inc.*(a) 15,587 421,628
Bluegreen Vacations Corp.(a) 1,093 11,783
Bluegreen Vacations Holding
Corp.* 1,926 35,708
Boyd Gaming Corp.* 14,469 853,092
Brinker International, Inc.* 8,049 571,962
Caesars Entertainment, Inc.* 32,090 2,806,271
Carrols Restaurant Group,
Inc.* 6,289 37,640
Century Casinos, Inc.* 4,715 48,423
Cheesecake Factory, Inc.
(The)* 7,543 441,341
Churchill Downs, Inc. 6,770 1,539,633
Chuy's Holdings, Inc.* 3,503 155,253
Cracker Barrel Old Country
Store, Inc. 4,230 731,282
Dave & Buster's
Entertainment, Inc.* 7,836 375,344
Del Taco Restaurants, Inc. 5,092 48,781
Denny's Corp.* 11,090 200,840
Dine Brands Global, Inc.* 2,776 249,923
El Pollo Loco Holdings, Inc.* 3,390 54,647
Everi Holdings, Inc.* 14,556 205,385
Fiesta Restaurant Group, Inc.* 3,155 39,721
GAN Ltd.*(a) 5,688 103,522
Golden Entertainment, Inc.* 3,008 75,982
Hilton Grand Vacations, Inc.* 15,173 568,836
International Game
Technology plc*(a) 17,859 286,637

NVIT Small Cap Index Fund - March 31, 2021 (Unaudited) - Statement of Investments - 105
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Jack in the Box, Inc. 4,098 449,878
Kura Sushi USA, Inc., Class
A*(a) 540 17,086
Lindblad Expeditions Holdings,
Inc.*(a) 4,580 86,562
Marriott Vacations Worldwide
Corp.* 7,226 1,258,625
Monarch Casino & Resort,
Inc.* 2,246 136,153
Nathan's Famous, Inc. 498 31,419
NEOGAMES SA* 959 34,303
Noodles & Co.*(a) 5,625 58,219
Papa John's International, Inc. 5,852 518,721
Penn National Gaming,
Inc.*(a) 27,767 2,911,092
PlayAGS, Inc.* 4,754 38,412
RCI Hospitality Holdings, Inc. 1,532 97,420
Red Robin Gourmet Burgers,
Inc.* 2,749 109,658
Red Rock Resorts, Inc., Class
A* 11,797 384,464
Ruth's Hospitality Group, Inc.* 5,792 143,815
Scientific Games Corp.* 10,129 390,169
SeaWorld Entertainment, Inc.* 9,030 448,520
Shake Shack, Inc., Class A*(a) 6,234 703,008
Target Hospitality Corp.*(a) 5,268 13,223
Texas Roadhouse, Inc.* 11,720 1,124,417
Wingstop, Inc. 5,283 671,839
20,059,925
Household Durables 2.1%
Beazer Homes USA, Inc.* 5,140 107,529
Casper Sleep, Inc.* 4,507 32,631
Cavco Industries, Inc.* 1,632 368,195
Century Communities, Inc.* 5,178 312,337
Ethan Allen Interiors, Inc. 3,957 109,253
GoPro, Inc., Class A*(a) 21,838 254,194
Green Brick Partners, Inc.* 5,422 122,971
Hamilton Beach Brands
Holding Co., Class A 1,210 21,937
Helen of Troy Ltd.* 4,361 918,688
Hooker Furniture Corp.(a) 1,998 72,847
Installed Building Products,
Inc. 4,094 453,943
iRobot Corp.* 4,912 600,148
KB Home 15,817 735,965
La-Z-Boy, Inc. 7,893 335,295
Legacy Housing Corp.* 1,523 27,003
LGI Homes, Inc.*(a) 3,971 592,910
Lifetime Brands, Inc.(a) 1,965 28,866
Lovesac Co. (The)*(a) 1,770 100,182
M/I Homes, Inc.* 5,008 295,823
MDC Holdings, Inc. 10,066 597,920
Meritage Homes Corp.* 6,620 608,510
Purple Innovation, Inc.* 5,771 182,652
Skyline Champion Corp.* 9,381 424,584
Sonos, Inc.* 21,427 802,870
Taylor Morrison Home Corp.* 22,480 692,609
TopBuild Corp.* 5,898 1,235,218
TRI Pointe Group, Inc.* 22,512 458,344
Common Stocks
Shares Value ($)
Household Durables
Tupperware Brands Corp.* 8,668 228,922
Turtle Beach Corp.* 2,516 67,102
Universal Electronics, Inc.* 2,368 130,169
VOXX International Corp.* 3,503 66,767
10,986,384
Household Products 0.2%
Central Garden & Pet Co.* 1,736 100,705
Central Garden & Pet Co.,
Class A* 7,129 369,924
Oil-Dri Corp. of America 1,006 34,647
WD-40 Co. 2,429 743,711
1,248,987
Independent Power and Renewable Electricity Producers
0.5%
Atlantic Power Corp.* 14,902 43,067
Brookfield Renewable Corp. 22,910 1,072,188
Clearway Energy, Inc., Class A 6,383 169,213
Clearway Energy, Inc., Class C 14,485 407,608
Ormat Technologies, Inc. 7,797 612,298
Sunnova Energy International,
Inc.* 9,964 406,731
2,711,105
Industrial Conglomerates 0.0%
†
Raven Industries, Inc. 6,322 242,322
Insurance 1.9%
Ambac Financial Group, Inc.* 8,089 135,410
American Equity Investment
Life Holding Co. 15,937 502,494
AMERISAFE, Inc. 3,412 218,368
Argo Group International
Holdings Ltd. 5,780 290,850
BRP Group, Inc., Class A* 7,606 207,263
Citizens, Inc.*(a) 9,044 52,365
CNO Financial Group, Inc. 24,148 586,555
Crawford & Co., Class A 2,764 29,437
Donegal Group, Inc., Class A 1,894 28,145
eHealth, Inc.* 4,575 332,740
Employers Holdings, Inc. 4,361 187,785
Enstar Group Ltd.*(a) 2,152 530,963
FBL Financial Group, Inc.,
Class A 1,689 94,449
FedNat Holding Co. 2,158 9,992
Genworth Financial, Inc.,
Class A* 90,415 300,178
Goosehead Insurance, Inc.,
Class A 2,357 252,623
Greenlight Capital Re Ltd.,
Class A*(a) 5,065 44,065
HCI Group, Inc. 1,136 87,267
Heritage Insurance Holdings,
Inc. 4,542 50,325
Horace Mann Educators Corp. 7,362 318,112
Independence Holding Co. 852 33,952
Investors Title Co. 252 41,832
James River Group Holdings
Ltd. 5,338 243,520
Kinsale Capital Group, Inc. 3,770 621,296
MBIA, Inc.* 8,874 85,368

106 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Insurance
Midwest Holding, Inc.*(a) 147 7,348
National Western Life Group,
Inc., Class A 453 112,797
NI Holdings, Inc.*(a) 1,981 36,609
Palomar Holdings, Inc.*(a) 3,584 240,271
ProAssurance Corp. 9,603 256,976
ProSight Global, Inc.* 1,462 18,421
Protective Insurance Corp.,
Class B 1,595 36,478
RLI Corp. 7,056 787,238
Safety Insurance Group, Inc. 2,558 215,511
Selective Insurance Group,
Inc. 10,543 764,789
Selectquote, Inc.* 23,235 685,665
SiriusPoint Ltd.* 15,240 154,991
State Auto Financial Corp. 3,105 61,200
Stewart Information Services
Corp. 4,725 245,842
Tiptree, Inc. 4,844 43,354
Trean Insurance Group, Inc.* 2,047 33,059
Trupanion, Inc.*(a) 5,396 411,229
United Fire Group, Inc. 3,777 131,440
United Insurance Holdings
Corp. 3,629 26,165
Universal Insurance Holdings,
Inc. 4,819 69,104
Watford Holdings Ltd.* 3,125 108,156
9,731,997
Interactive Media & Services 0.4%
Cargurus, Inc.* 15,628 372,415
Cars.com, Inc.* 12,156 157,542
DHI Group, Inc.* 8,485 28,425
Eventbrite, Inc., Class A*(a) 11,463 254,020
EverQuote, Inc., Class A*(a) 2,461 89,310
Liberty TripAdvisor Holdings,
Inc., Class A* 13,061 83,329
MediaAlpha, Inc., Class A* 3,172 112,384
QuinStreet, Inc.* 8,607 174,722
TrueCar, Inc.* 17,758 84,972
Yelp, Inc.* 12,782 498,498
1,855,617
Internet & Direct Marketing Retail 0.8%
1-800-Flowers.com, Inc.,
Class A*(a) 4,497 124,162
CarParts.com, Inc.*(a) 6,163 88,008
Duluth Holdings, Inc., Class
B*(a) 1,988 33,677
Groupon, Inc.*(a) 4,121 208,296
Lands' End, Inc.* 2,093 51,927
Liquidity Services, Inc.* 4,815 89,463
Magnite, Inc.*(a) 19,736 821,215
Overstock.com, Inc.*(a) 7,583 502,450
PetMed Express, Inc.(a) 3,483 122,514
Quotient Technology, Inc.* 15,501 253,286
RealReal, Inc. (The)*(a) 11,348 256,805
Shutterstock, Inc. 3,929 349,838
Stamps.com, Inc.* 3,020 602,520
Stitch Fix, Inc., Class A*(a) 10,542 522,251
Common Stocks
Shares Value ($)
Internet & Direct Marketing Retail
Waitr Holdings, Inc.*(a) 15,203 44,545
4,070,957
IT Services 1.5%
Brightcove, Inc.* 6,924 139,311
Cardtronics plc, Class A* 6,407 248,592
Cass Information Systems,
Inc. 2,597 120,163
Conduent, Inc.* 29,682 197,682
CONTRA
BMTECHNOLOGIES*∞ 739 8,609
CSG Systems International,
Inc. 5,739 257,624
EVERTEC, Inc. 10,776 401,083
Evo Payments, Inc., Class A* 8,083 222,444
ExlService Holdings, Inc.* 5,899 531,854
GreenSky, Inc., Class A* 10,993 68,047
Grid Dynamics Holdings, Inc.* 4,916 78,312
GTT Communications, Inc.*(a) 6,460 11,822
Hackett Group, Inc. (The) 4,491 73,607
I3 Verticals, Inc., Class A* 3,344 104,082
IBEX Holdings Ltd.* 961 21,142
Information Services Group,
Inc.*(a) 6,694 29,454
International Money Express,
Inc.* 5,163 77,497
Limelight Networks, Inc.*(a) 21,306 76,062
LiveRamp Holdings, Inc.* 11,604 602,015
MAXIMUS, Inc. 10,889 969,557
MoneyGram International,
Inc.* 10,700 70,299
NIC, Inc. 11,741 398,372
Paysign, Inc.*(a) 6,054 26,456
Perficient, Inc.* 5,824 341,985
Perspecta, Inc. 24,792 720,208
PFSweb, Inc.* 2,759 18,623
Priority Technology Holdings,
Inc.*(a) 949 6,586
Rackspace Technology,
Inc.*(a) 6,029 143,370
Repay Holdings Corp.* 11,840 278,003
ServiceSource International,
Inc.* 15,198 22,341
StarTek, Inc.*(a) 3,210 25,519
Sykes Enterprises, Inc.* 6,772 298,510
TTEC Holdings, Inc. 3,252 326,663
Tucows, Inc., Class A*(a) 1,643 127,332
Unisys Corp.* 11,034 280,484
Verra Mobility Corp.* 23,869 323,067
7,646,777
Leisure Products 0.6%
Acushnet Holdings Corp. 6,123 253,064
American Outdoor Brands,
Inc.* 2,478 62,446
Callaway Golf Co. 16,735 447,661
Clarus Corp. 3,410 58,140
Escalade, Inc.(a) 1,777 37,157
Johnson Outdoors, Inc., Class
A 945 134,899
Malibu Boats, Inc., Class A* 3,703 295,055

NVIT Small Cap Index Fund - March 31, 2021 (Unaudited) - Statement of Investments - 107
Common Stocks
Shares Value ($)
Leisure Products
Marine Products Corp. 1,173 19,085
MasterCraft Boat Holdings,
Inc.* 3,325 88,412
Nautilus, Inc.*(a) 5,442 85,113
Smith & Wesson Brands, Inc. 9,916 173,034
Sturm Ruger & Co., Inc.(a) 3,013 199,069
Vista Outdoor, Inc.*(a) 10,406 333,720
YETI Holdings, Inc.* 14,268 1,030,292
3,217,147
Life Sciences Tools & Services 0.9%
Champions Oncology, Inc.* 1,218 13,763
ChromaDex Corp.*(a) 7,354 68,686
Codexis, Inc.*(a) 10,274 235,172
Fluidigm Corp.*(a) 13,315 60,184
Harvard Bioscience, Inc.* 6,593 35,998
Luminex Corp. 7,721 246,300
Medpace Holdings, Inc.* 4,930 808,766
NanoString Technologies,
Inc.*(a) 7,874 517,401
NeoGenomics, Inc.* 19,346 933,058
Pacific Biosciences of
California, Inc.* 32,498 1,082,508
Personalis, Inc.* 4,697 115,593
Quanterix Corp.* 4,280 250,252
Seer, Inc.*(a) 2,558 127,951
4,495,632
Machinery 3.6%
Agrify Corp.*(a) 1,023 12,767
Alamo Group, Inc. 1,776 277,322
Albany International Corp.,
Class A 5,506 459,586
Altra Industrial Motion Corp. 11,478 634,963
Astec Industries, Inc. 3,977 299,945
Barnes Group, Inc. 8,389 415,591
Blue Bird Corp.* 2,789 69,809
Chart Industries, Inc.*(a) 6,435 916,022
CIRCOR International, Inc.* 3,491 121,557
Columbus McKinnon Corp. 4,239 223,650
Douglas Dynamics, Inc. 4,000 184,600
Eastern Co. (The) 838 22,458
Energy Recovery, Inc.*(a) 7,061 129,499
Enerpac Tool Group Corp. 10,611 277,159
EnPro Industries, Inc. 3,682 313,964
ESCO Technologies, Inc. 4,580 498,716
Evoqua Water Technologies
Corp.* 20,517 539,597
ExOne Co. (The)*(a) 2,551 79,999
Federal Signal Corp. 10,661 408,316
Franklin Electric Co., Inc. 8,189 646,440
Gencor Industries, Inc.* 1,670 22,395
Gorman-Rupp Co. (The) 3,159 104,594
Graham Corp. 1,825 25,988
Greenbrier Cos., Inc. (The)(a) 5,749 271,468
Helios Technologies, Inc. 5,546 404,137
Hillenbrand, Inc. 13,174 628,532
Hurco Cos., Inc. 1,080 38,124
Hydrofarm Holdings Group,
Inc.*(a) 1,669 100,674
Common Stocks
Shares Value ($)
Machinery
Hyster-Yale Materials
Handling, Inc. 1,786 155,596
John Bean Technologies Corp.
(a) 5,575 743,371
Kadant, Inc.(a) 2,042 377,790
Kennametal, Inc.(a) 14,810 591,956
L B Foster Co., Class A*(a) 1,729 30,949
Lindsay Corp. 1,932 321,910
Luxfer Holdings plc 4,969 105,740
Lydall, Inc.* 3,070 103,582
Manitowoc Co., Inc. (The)* 6,057 124,895
Mayville Engineering Co., Inc.* 1,347 19,370
Meritor, Inc.* 12,369 363,896
Miller Industries, Inc. 1,952 90,163
Mueller Industries, Inc. 9,936 410,854
Mueller Water Products, Inc.,
Class A 27,896 387,475
Navistar International Corp.* 8,877 390,854
NN, Inc.* 7,679 54,291
Omega Flex, Inc. 525 82,887
Park-Ohio Holdings Corp. 1,549 48,778
Proto Labs, Inc.*(a) 4,766 580,261
RBC Bearings, Inc.* 4,393 864,411
REV Group, Inc. 4,926 94,382
Rexnord Corp. 21,459 1,010,504
Shyft Group, Inc. (The) 6,197 230,528
SPX Corp.* 7,700 448,679
SPX FLOW, Inc. 7,614 482,195
Standex International Corp. 2,188 209,107
Tennant Co. 3,248 259,483
Terex Corp. 12,040 554,683
TriMas Corp.* 7,348 222,791
Wabash National Corp. 9,433 177,340
Watts Water Technologies,
Inc., Class A 4,878 579,555
Welbilt, Inc.* 23,242 377,683
18,623,831
Marine 0.2%
Costamare, Inc. 9,016 86,734
Eagle Bulk Shipping, Inc.*(a) 1,175 42,441
Eneti, Inc. 1,363 28,664
Genco Shipping & Trading Ltd. 3,120 31,450
Matson, Inc. 7,594 506,520
Pangaea Logistics Solutions
Ltd.(a) 1,703 5,381
Safe Bulkers, Inc.* 8,372 20,511
SEACOR Holdings, Inc.* 3,552 144,744
866,445
Media 0.8%
AMC Networks, Inc., Class A* 5,061 269,043
Boston Omaha Corp., Class
A*(a) 2,358 69,703
Cardlytics, Inc.*(a) 5,323 583,933
comScore, Inc.* 10,670 39,052
Daily Journal Corp.* 218 68,986
Emerald Holding, Inc.*(a) 4,244 23,427
Entercom Communications
Corp., Class A* 20,960 110,040

108 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Media
Entravision Communications
Corp., Class A 10,332 41,741
EW Scripps Co. (The), Class
A(a) 9,989 192,488
Fluent, Inc.* 7,726 31,677
Gannett Co., Inc.*(a) 23,552 126,710
Gray Television, Inc. 15,530 285,752
Hemisphere Media Group,
Inc.* 2,947 34,333
iHeartMedia, Inc., Class A* 11,026 200,122
Loral Space &
Communications, Inc. 2,278 85,812
Meredith Corp.*(a) 7,068 210,485
MSG Networks, Inc., Class A* 5,458 82,088
National CineMedia, Inc. 10,991 50,778
Saga Communications, Inc.,
Class A* 698 15,251
Scholastic Corp. 5,124 154,284
Sinclair Broadcast Group, Inc.,
Class A 7,924 231,856
TechTarget, Inc.* 4,262 295,996
TEGNA, Inc. 39,028 734,897
Tribune Publishing Co.* 2,966 53,358
WideOpenWest, Inc.* 9,351 127,080
4,118,892
Metals & Mining 1.8%
Alcoa Corp.* 33,347 1,083,444
Allegheny Technologies, Inc.* 22,697 477,999
Arconic Corp.* 17,651 448,159
Caledonia Mining Corp. plc(a) 1,888 26,979
Carpenter Technology Corp.(a) 8,444 347,471
Century Aluminum Co.*(a) 9,024 159,364
Cleveland-Cliffs, Inc.(a) 80,053 1,609,866
Coeur Mining, Inc.* 43,181 389,924
Commercial Metals Co.(a) 21,207 654,024
Compass Minerals
International, Inc. 6,087 381,777
Gatos Silver, Inc.*(a) 4,265 42,522
Gold Resource Corp.(a) 11,746 31,009
Haynes International, Inc. 2,286 67,826
Hecla Mining Co. 93,419 531,554
Kaiser Aluminum Corp. 2,808 310,284
Materion Corp. 3,614 239,391
Novagold Resources, Inc.* 42,555 372,782
Olympic Steel, Inc.(a) 1,562 46,001
Ryerson Holding Corp.* 2,740 46,690
Schnitzer Steel Industries,
Inc., Class A 4,631 193,529
SunCoke Energy, Inc. 15,035 105,395
TimkenSteel Corp.* 8,058 94,681
United States Steel Corp.(a) 46,501 1,216,931
Warrior Met Coal, Inc. 9,174 157,151
Worthington Industries, Inc. 6,233 418,172
9,452,925
Mortgage Real Estate Investment Trusts (REITs) 1.2%
Apollo Commercial Real
Estate Finance, Inc. 25,179 351,751
Arbor Realty Trust, Inc. 20,510 326,109
Common Stocks
Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs)
Ares Commercial Real Estate
Corp. 5,374 73,731
Arlington Asset Investment
Corp., Class A* 6,231 25,173
ARMOUR Residential REIT,
Inc. 11,500 140,300
Blackstone Mortgage Trust,
Inc., Class A 24,785 768,335
Broadmark Realty Capital, Inc.
(a) 22,999 240,569
Capstead Mortgage Corp. 17,304 107,804
Cherry Hill Mortgage
Investment Corp. 2,618 24,452
Chimera Investment Corp. 34,344 436,169
Colony Credit Real Estate, Inc. 15,034 128,090
Dynex Capital, Inc. 4,471 84,636
Ellington Financial, Inc. 7,400 118,474
Ellington Residential Mortgage
REIT(a) 1,601 19,708
Granite Point Mortgage Trust,
Inc. 9,734 116,516
Great Ajax Corp. 3,653 39,818
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc. 13,091 734,405
Invesco Mortgage Capital, Inc. 41,212 165,260
KKR Real Estate Finance
Trust, Inc. 5,030 92,502
Ladder Capital Corp. 18,771 221,498
MFA Financial, Inc. 81,455 331,522
New York Mortgage Trust, Inc. 67,293 300,800
Orchid Island Capital, Inc. 14,690 88,287
PennyMac Mortgage
Investment Trust 17,481 342,627
Ready Capital Corp. 10,047 134,831
Redwood Trust, Inc. 20,243 210,730
TPG RE Finance Trust, Inc. 10,783 120,769
Two Harbors Investment Corp. 49,122 360,064
Western Asset Mortgage
Capital Corp. 10,247 32,688
6,137,618
Multiline Retail 0.3%
Big Lots, Inc. 6,622 452,283
Dillard's, Inc., Class A(a) 1,265 122,161
Franchise Group, Inc. 3,902 140,901
Macy's, Inc.* 55,664 901,200
1,616,545
Multi-Utilities 0.4%
Avista Corp.(a) 12,272 585,988
Black Hills Corp.(a) 11,218 749,026
NorthWestern Corp. 9,089 592,603
Unitil Corp. 2,688 122,814
2,050,431
Oil, Gas & Consumable Fuels 1.8%
Adams Resources & Energy,
Inc. 473 13,249
Antero Resources Corp.* 43,339 442,058
Arch Resources, Inc.* 2,649 110,198

NVIT Small Cap Index Fund - March 31, 2021 (Unaudited) - Statement of Investments - 109
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Ardmore Shipping Corp.* 5,585 25,356
Berry Corp. 12,366 68,137
Bonanza Creek Energy, Inc.* 3,702 132,272
Brigham Minerals, Inc., Class
A 7,511 109,961
Clean Energy Fuels Corp.* 23,105 317,463
CNX Resources Corp.* 38,915 572,051
Comstock Resources, Inc.* 3,957 21,922
CONSOL Energy, Inc.* 5,279 51,312
Contango Oil & Gas Co.*(a) 20,268 79,045
CVR Energy, Inc. 5,371 103,016
Delek US Holdings, Inc. 11,195 243,827
DHT Holdings, Inc. 19,708 116,868
Diamond S Shipping, Inc.*(a) 5,137 51,524
Dorian LPG Ltd.* 6,589 86,514
Earthstone Energy, Inc., Class
A* 4,120 29,458
Energy Fuels, Inc.*(a) 23,743 134,860
Evolution Petroleum Corp. 6,069 20,513
Falcon Minerals Corp. 7,052 31,663
Frontline Ltd.(a) 21,283 152,173
Golar LNG Ltd.*(a) 18,193 186,114
Goodrich Petroleum Corp.* 1,267 11,986
Green Plains, Inc.*(a) 6,034 163,340
International Seaways, Inc. 4,257 82,501
Kosmos Energy Ltd.* 72,015 221,086
Magnolia Oil & Gas Corp.,
Class A* 21,867 251,033
Matador Resources Co. 19,676 461,402
NACCO Industries, Inc., Class
A(a) 590 14,720
NextDecade Corp.* 2,175 5,807
Nordic American Tankers Ltd.
(a) 25,538 82,999
Overseas Shipholding Group,
Inc., Class A* 12,144 25,017
Ovintiv, Inc. 46,628 1,110,679
Par Pacific Holdings, Inc.* 7,151 100,972
PBF Energy, Inc., Class A* 17,229 243,790
PDC Energy, Inc.*(a) 17,743 610,359
Peabody Energy Corp.* 11,706 35,820
Penn Virginia Corp.* 2,815 37,721
PrimeEnergy Resources
Corp.* 81 4,244
Range Resources Corp.* 38,232 394,937
Renewable Energy Group,
Inc.*(a) 6,844 451,978
REX American Resources
Corp.* 968 81,477
Scorpio Tankers, Inc.(a) 8,986 165,882
SFL Corp. Ltd. 16,735 134,215
SM Energy Co. 20,373 333,506
Southwestern Energy Co.* 115,530 537,215
Talos Energy, Inc.*(a) 2,607 31,388
Tellurian, Inc.*(a) 29,042 67,958
Uranium Energy Corp.*(a) 35,092 100,363
W&T Offshore, Inc.*(a) 17,083 61,328
Whiting Petroleum Corp.* 205 7,267
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
World Fuel Services Corp. 11,075 389,840
9,320,384
Paper & Forest Products 0.4%
Clearwater Paper Corp.* 2,843 106,954
Domtar Corp. 9,838 363,514
Glatfelter Corp. 7,951 136,360
Louisiana-Pacific Corp. 19,583 1,086,073
Neenah, Inc. 2,948 151,468
Schweitzer-Mauduit
International, Inc. 5,524 270,510
Verso Corp., Class A 5,593 81,602
2,196,481
Personal Products 0.3%
BellRing Brands, Inc., Class A* 7,032 166,025
Edgewell Personal Care Co.(a) 9,768 386,813
elf Beauty, Inc.* 8,194 219,845
Inter Parfums, Inc. 3,175 225,203
Lifevantage Corp.* 2,228 20,832
Medifast, Inc. 2,007 425,123
Nature's Sunshine Products,
Inc. 1,586 31,656
Revlon, Inc., Class A*(a) 1,213 14,956
USANA Health Sciences, Inc.* 2,051 200,178
Veru, Inc.*(a) 9,886 106,522
1,797,153
Pharmaceuticals 1.4%
AcelRx Pharmaceuticals, Inc.* 17,555 29,844
Aerie Pharmaceuticals, Inc.*(a) 6,463 115,494
Agile Therapeutics, Inc.*(a) 11,745 24,430
Amneal Pharmaceuticals, Inc.* 17,737 119,370
Amphastar Pharmaceuticals,
Inc.*(a) 6,409 117,413
Angion Biomedica Corp.*(a) 977 17,654
ANI Pharmaceuticals, Inc.* 1,708 61,727
Aquestive Therapeutics,
Inc.*(a) 3,949 20,535
Arvinas, Inc.* 6,442 425,816
Atea Pharmaceuticals, Inc.*(a) 2,617 161,600
Athira Pharma, Inc.*(a) 2,572 47,325
Avenue Therapeutics, Inc.*(a) 993 6,028
Axsome Therapeutics, Inc.*(a) 4,947 280,099
Aytu BioPharma, Inc.*(a) 3,806 28,926
BioDelivery Sciences
International, Inc.* 16,618 64,976
Cara Therapeutics, Inc.*(a) 7,260 157,615
Cassava Sciences, Inc.*(a) 5,792 260,350
Cerecor, Inc.* 8,102 24,468
Chiasma, Inc.*(a) 9,085 28,436
Collegium Pharmaceutical,
Inc.* 6,117 144,973
Corcept Therapeutics, Inc.* 17,353 412,828
CorMedix, Inc.*(a) 5,849 58,432
Cymabay Therapeutics, Inc.* 12,054 54,725
Durect Corp.*(a) 39,438 78,087
Eloxx Pharmaceuticals,
Inc.*(a) 4,261 14,147
Endo International plc* 40,443 299,683
Eton Pharmaceuticals, Inc.*(a) 2,795 20,459

110 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Pharmaceuticals
Evofem Biosciences, Inc.* 13,573 23,753
Evolus, Inc.*(a) 3,956 51,388
Fulcrum Therapeutics, Inc.* 2,958 34,845
Graybug Vision, Inc.*(a) 1,178 6,538
Harmony Biosciences
Holdings, Inc.*(a) 1,121 37,038
Harrow Health, Inc.*(a) 4,440 29,970
IMARA, Inc.*(a) 971 8,195
Innoviva, Inc.* 11,183 133,637
Intra-Cellular Therapies, Inc.* 11,846 401,935
Kala Pharmaceuticals, Inc.*(a) 6,937 46,755
Kaleido Biosciences, Inc.* 2,432 19,699
Landos Biopharma, Inc.*(a) 1,057 10,179
Lannett Co., Inc.* 5,753 30,376
Liquidia Corp.*(a) 5,485 14,755
Lyra Therapeutics, Inc.*(a) 1,258 14,580
Marinus Pharmaceuticals,
Inc.*(a) 5,154 79,784
NGM Biopharmaceuticals,
Inc.* 4,577 133,053
Ocular Therapeutix, Inc.* 12,979 212,985
Odonate Therapeutics, Inc.* 2,843 9,723
Omeros Corp.*(a) 10,607 188,805
Optinose, Inc.*(a) 5,581 20,594
Osmotica Pharmaceuticals
plc*(a) 2,808 9,154
Pacira BioSciences, Inc.* 7,611 533,455
Paratek Pharmaceuticals, Inc.* 7,777 54,906
Phathom Pharmaceuticals,
Inc.*(a) 2,013 75,608
Phibro Animal Health Corp.,
Class A 3,727 90,939
Pliant Therapeutics, Inc.*(a) 4,237 166,641
Prestige Consumer
Healthcare, Inc.* 8,930 393,634
Provention Bio, Inc.* 9,442 99,094
Recro Pharma, Inc.* 3,324 9,274
Relmada Therapeutics,
Inc.*(a) 2,577 90,736
Revance Therapeutics, Inc.* 11,257 314,633
Satsuma Pharmaceuticals,
Inc.* 1,706 10,082
scPharmaceuticals, Inc.* 1,065 7,082
SIGA Technologies, Inc.* 9,238 60,047
Strongbridge Biopharma plc* 6,841 18,881
Supernus Pharmaceuticals,
Inc.*(a) 8,737 228,735
Tarsus Pharmaceuticals, Inc.* 1,109 35,743
Terns Pharmaceuticals,
Inc.*(a) 1,493 32,846
TherapeuticsMD, Inc.*(a) 59,601 79,865
Theravance Biopharma,
Inc.*(a) 8,406 171,566
Tricida, Inc.*(a) 5,089 26,921
Verrica Pharmaceuticals,
Inc.*(a) 2,273 34,436
VYNE Therapeutics, Inc.*(a) 6,259 42,843
WaVe Life Sciences Ltd.*(a) 5,915 33,183
Xeris Pharmaceuticals, Inc.*(a) 7,869 35,489
Common Stocks
Shares Value ($)
Pharmaceuticals
Zogenix, Inc.* 9,943 194,087
7,433,907
Professional Services 1.5%
Acacia Research Corp.* 7,232 48,093
Akerna Corp.* 3,417 16,880
ASGN, Inc.* 9,063 864,973
Barrett Business Services, Inc. 1,332 91,722
BGSF, Inc. 1,650 23,100
CBIZ, Inc.* 9,070 296,226
CRA International, Inc. 1,359 101,436
Exponent, Inc. 9,153 891,960
Forrester Research, Inc.* 1,960 83,261
Franklin Covey Co.* 2,199 62,210
GP Strategies Corp.* 2,243 39,140
Heidrick & Struggles
International, Inc. 3,452 123,305
Huron Consulting Group, Inc.* 4,025 202,779
ICF International, Inc. 3,254 284,400
Insperity, Inc. 6,395 535,517
KBR, Inc. 25,372 974,031
Kelly Services, Inc., Class A* 5,983 133,241
Kforce, Inc. 3,534 189,422
Korn Ferry 9,592 598,253
ManTech International Corp.,
Class A 4,821 419,186
Mastech Digital, Inc.* 814 14,335
Mistras Group, Inc.* 3,322 37,904
Red Violet, Inc.*(a) 1,168 21,515
Resources Connection, Inc.(a) 5,474 74,118
TriNet Group, Inc.* 7,320 570,667
TrueBlue, Inc.* 6,281 138,308
Upwork, Inc.* 16,535 740,272
Willdan Group, Inc.*(a) 1,850 75,942
7,652,196
Real Estate Management & Development 0.7%
Alset EHome International,
Inc.*(a) 527 6,097
Altisource Portfolio Solutions
SA*(a) 1,085 9,971
American Realty Investors,
Inc.* 423 3,735
Cushman & Wakefield plc*(a) 19,822 323,495
eXp World Holdings, Inc.*(a) 8,866 403,846
Fathom Holdings, Inc.*(a) 862 31,575
Forestar Group, Inc.* 3,097 72,098
FRP Holdings, Inc.* 1,232 60,639
Kennedy-Wilson Holdings, Inc. 21,496 434,434
Marcus & Millichap, Inc.* 4,138 139,451
Maui Land & Pineapple Co.,
Inc.* 983 11,354
Newmark Group, Inc., Class A 25,999 260,120
Rafael Holdings, Inc., Class B* 1,686 67,305
RE/MAX Holdings, Inc., Class
A 3,247 127,899
Realogy Holdings Corp.*(a) 20,375 308,274
Redfin Corp.*(a) 17,772 1,183,438
RMR Group, Inc. (The), Class
A 2,737 111,697
St Joe Co. (The) 5,916 253,796

NVIT Small Cap Index Fund - March 31, 2021 (Unaudited) - Statement of Investments - 111
Common Stocks
Shares Value ($)
Real Estate Management & Development
Stratus Properties, Inc.* 994 30,317
Tejon Ranch Co.* 3,556 59,528
Transcontinental Realty
Investors, Inc.* 231 4,971
3,904,040
Road & Rail 0.6%
ArcBest Corp. 4,507 317,158
Avis Budget Group, Inc.* 9,415 682,964
Covenant Logistics Group,
Inc.* 1,963 40,418
Daseke, Inc.* 8,195 69,576
Heartland Express, Inc. 8,679 169,935
Marten Transport Ltd. 10,529 178,677
PAM Transportation Services,
Inc.* 334 20,608
Saia, Inc.* 4,686 1,080,498
Universal Logistics Holdings,
Inc. 1,382 36,360
US Xpress Enterprises, Inc.,
Class A* 4,013 47,153
Werner Enterprises, Inc. 10,702 504,813
3,148,160
Semiconductors & Semiconductor Equipment 2.9%
Advanced Energy Industries,
Inc. 6,769 738,972
Alpha & Omega
Semiconductor Ltd.* 3,746 122,494
Ambarella, Inc.* 6,036 605,954
Amkor Technology, Inc. 17,773 421,398
Atomera, Inc.*(a) 3,255 79,747
Axcelis Technologies, Inc.* 5,921 243,294
AXT, Inc.*(a) 7,086 82,623
Brooks Automation, Inc. 12,954 1,057,694
CEVA, Inc.* 3,910 219,546
CMC Materials, Inc. 5,177 915,242
Cohu, Inc.* 7,500 313,800
CyberOptics Corp.* 1,306 33,917
Diodes, Inc.* 7,647 610,536
DSP Group, Inc.* 3,941 56,159
FormFactor, Inc.* 13,757 620,578
GSI Technology, Inc.* 2,388 15,976
Ichor Holdings Ltd.* 4,790 257,702
Impinj, Inc.*(a) 3,066 174,363
Lattice Semiconductor Corp.* 24,247 1,091,600
MACOM Technology Solutions
Holdings, Inc.* 8,554 496,303
Maxeon Solar Technologies
Ltd.*(a) 1,880 59,333
MaxLinear, Inc.*(a) 12,227 416,696
NeoPhotonics Corp.* 8,876 106,068
NVE Corp. 875 61,337
Onto Innovation, Inc.* 8,448 555,118
PDF Solutions, Inc.* 5,110 90,856
Photronics, Inc.* 11,099 142,733
Pixelworks, Inc.* 7,863 26,027
Power Integrations, Inc. 10,516 856,844
Rambus, Inc.* 20,324 395,099
Semtech Corp.* 11,519 794,811
Silicon Laboratories, Inc.* 7,731 1,090,612
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
SiTime Corp.* 2,112 208,243
SMART Global Holdings,
Inc.*(a) 2,626 120,849
SunPower Corp.*(a) 13,588 454,519
Synaptics, Inc.*(a) 6,233 844,073
Ultra Clean Holdings, Inc.* 7,171 416,205
Veeco Instruments, Inc.* 8,600 178,364
14,975,685
Software 5.0%
8x8, Inc.* 19,030 617,333
A10 Networks, Inc.* 10,757 103,375
ACI Worldwide, Inc.* 20,412 776,677
Agilysys, Inc.*(a) 3,392 162,680
Alarm.com Holdings, Inc.* 8,472 731,811
Altair Engineering, Inc., Class
A*(a) 7,748 484,792
American Software, Inc., Class
A 5,525 114,367
Appfolio, Inc., Class A*(a) 2,926 413,766
Appian Corp.*(a) 6,344 843,435
Asure Software, Inc.* 1,992 15,219
Avaya Holdings Corp.* 14,962 419,385
Benefitfocus, Inc.* 5,231 72,240
Blackbaud, Inc.* 8,677 616,761
Blackline, Inc.* 9,090 985,356
Bottomline Technologies DE,
Inc.* 7,896 357,294
Box, Inc., Class A* 25,532 586,215
Cerence, Inc.*(a) 6,776 606,994
ChannelAdvisor Corp.* 4,957 116,737
Cloudera, Inc.*(a) 36,691 446,529
Cognyte Software Ltd.* 11,542 320,983
CommVault Systems, Inc.* 7,546 486,717
Cornerstone OnDemand, Inc.* 10,957 477,506
Digimarc Corp.* 2,138 63,413
Digital Turbine, Inc.* 15,014 1,206,525
Domo, Inc., Class B* 4,768 268,391
Ebix, Inc.(a) 4,717 151,085
eGain Corp.* 3,894 36,954
Envestnet, Inc.* 9,435 681,490
GTY Technology Holdings,
Inc.*(a) 8,361 53,427
Intelligent Systems Corp.*(a) 1,334 54,574
InterDigital, Inc.(a) 5,465 346,754
J2 Global, Inc.*(a) 7,732 926,758
LivePerson, Inc.*(a) 11,114 586,152
MicroStrategy, Inc., Class
A*(a) 1,304 885,155
Mimecast Ltd.* 10,350 416,173
Mitek Systems, Inc.*(a) 7,221 105,282
Model N, Inc.*(a) 6,239 219,800
ON24, Inc.* 1,518 73,638
OneSpan, Inc.*(a) 6,008 147,196
Park City Group, Inc.*(a) 1,860 11,365
Ping Identity Holding Corp.*(a) 6,587 144,453
Progress Software Corp. 7,901 348,118
PROS Holdings, Inc.* 7,149 303,832
Q2 Holdings, Inc.*(a) 8,988 900,598
QAD, Inc., Class A 2,142 142,614

112 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Software
Qualys, Inc.* 6,047 633,605
Rapid7, Inc.*(a) 9,224 688,203
Rimini Street, Inc.* 3,995 35,835
SailPoint Technologies
Holdings, Inc.* 15,711 795,605
Sapiens International Corp.
NV 4,938 156,979
SeaChange International,
Inc.*(a) 4,305 6,673
SecureWorks Corp., Class A* 1,334 17,849
ShotSpotter, Inc.*(a) 1,435 50,325
Smith Micro Software, Inc.*(a) 5,952 32,766
Sprout Social, Inc., Class A* 4,980 287,645
SPS Commerce, Inc.* 6,343 629,923
Sumo Logic, Inc.*(a) 2,565 48,376
SVMK, Inc.* 21,882 400,878
Synchronoss Technologies,
Inc.*(a) 6,938 24,769
Telos Corp.*(a) 2,891 109,627
Tenable Holdings, Inc.* 12,674 458,609
Upland Software, Inc.* 4,678 220,755
Varonis Systems, Inc.* 18,096 929,049
Verint Systems, Inc.* 11,575 526,547
Veritone, Inc.*(a) 4,703 112,778
Viant Technology, Inc., Class
A*(a) 1,885 99,698
VirnetX Holding Corp.(a) 11,591 64,562
Workiva, Inc.* 7,089 625,675
Xperi Holding Corp. 18,628 405,532
Yext, Inc.*(a) 18,856 273,035
Zix Corp.* 9,871 74,526
Zuora, Inc., Class A*(a) 18,369 271,861
25,811,604
Specialty Retail 3.4%
Aaron's Co., Inc. (The) 6,021 154,619
Abercrombie & Fitch Co.,
Class A* 11,135 382,042
Academy Sports & Outdoors,
Inc.*(a) 5,354 144,505
American Eagle Outfitters, Inc. 26,808 783,866
America's Car-Mart, Inc.* 1,085 165,321
Asbury Automotive Group,
Inc.* 3,435 674,978
At Home Group, Inc.* 9,663 277,328
Bed Bath & Beyond, Inc.* 21,661 631,418
Boot Barn Holdings, Inc.* 5,121 319,090
Buckle, Inc. (The) 5,143 202,017
Caleres, Inc. 6,344 138,299
Camping World Holdings, Inc.,
Class A 5,863 213,296
Cato Corp. (The), Class A* 3,795 45,540
Chico's FAS, Inc.*(a) 22,008 72,847
Children's Place, Inc. (The)* 2,529 176,271
Citi Trends, Inc.* 1,703 142,677
Conn's, Inc.* 3,057 59,459
Container Store Group, Inc.
(The)* 5,622 93,550
Designer Brands, Inc., Class
A* 11,010 191,574
Common Stocks
Shares Value ($)
Specialty Retail
Envela Corp.*(a) 1,899 9,533
Express, Inc.*(a) 11,106 44,646
GameStop Corp., Class A*(a) 10,194 1,935,025
Genesco, Inc.* 2,626 124,735
Group 1 Automotive, Inc. 3,111 490,885
GrowGeneration Corp.*(a) 7,247 360,103
Guess?, Inc.(a) 7,103 166,921
Haverty Furniture Cos., Inc.(a) 2,897 107,739
Hibbett Sports, Inc.*(a) 2,948 203,088
Lithia Motors, Inc., Class A(a) 4,635 1,808,067
Lumber Liquidators Holdings,
Inc.* 5,047 126,781
MarineMax, Inc.* 3,796 187,371
Michaels Cos., Inc. (The)* 13,279 291,341
Monro, Inc.(a) 5,858 385,456
Murphy USA, Inc. 4,590 663,530
National Vision Holdings,
Inc.*(a) 14,315 627,426
ODP Corp. (The)* 9,463 409,653
OneWater Marine, Inc., Class
A* 1,788 71,449
Rent-A-Center, Inc. 8,629 497,548
RH* 2,811 1,677,043
Sally Beauty Holdings, Inc.* 20,108 404,774
Shoe Carnival, Inc. 1,667 103,154
Signet Jewelers Ltd.* 9,328 540,837
Sleep Number Corp.* 4,823 692,052
Sonic Automotive, Inc., Class
A 4,169 206,657
Sportsman's Warehouse
Holdings, Inc.* 7,633 131,593
Tilly's, Inc., Class A* 4,152 47,001
Urban Outfitters, Inc.* 12,297 457,325
Winmark Corp. 518 96,571
Zumiez, Inc.* 3,655 156,800
17,893,801
Technology Hardware, Storage & Peripherals 0.3%
3D Systems Corp.*(a) 21,542 591,112
Avid Technology, Inc.* 5,700 120,327
Corsair Gaming, Inc.*(a) 4,121 137,188
Diebold Nixdorf, Inc.* 12,530 177,049
Eastman Kodak Co.*(a) 2,838 22,335
Immersion Corp.*(a) 3,095 29,650
Intevac, Inc.* 3,715 26,562
Quantum Corp.* 7,235 60,268
Super Micro Computer, Inc.* 7,725 301,739
1,466,230
Textiles, Apparel & Luxury Goods 1.0%
Crocs, Inc.* 11,907 957,918
Deckers Outdoor Corp.* 4,991 1,649,126
Fossil Group, Inc.* 8,400 104,160
G-III Apparel Group Ltd.* 7,856 236,780
Kontoor Brands, Inc. 9,146 443,855
Lakeland Industries, Inc.* 1,346 37,500
Movado Group, Inc. 2,805 79,802
Oxford Industries, Inc. 2,915 254,829
Rocky Brands, Inc. 1,288 69,629
Steven Madden Ltd. 14,664 546,381
Superior Group of Cos., Inc. 1,870 47,536

NVIT Small Cap Index Fund - March 31, 2021 (Unaudited) - Statement of Investments - 113
Common Stocks
Shares Value ($)
Textiles, Apparel & Luxury Goods
Unifi, Inc.* 2,412 66,475
Vera Bradley, Inc.* 3,634 36,703
Wolverine World Wide, Inc. 14,414 552,345
5,083,039
Thrifts & Mortgage Finance 1.7%
Axos Financial, Inc.* 10,231 480,959
Bogota Financial Corp.*(a) 1,268 13,010
Bridgewater Bancshares, Inc.* 3,959 63,938
Capitol Federal Financial, Inc. 23,453 310,635
Columbia Financial, Inc.* 8,478 148,195
ESSA Bancorp, Inc. 1,831 29,296
Essent Group Ltd. 19,654 933,368
Federal Agricultural Mortgage
Corp., Class C 1,660 167,195
Flagstar Bancorp, Inc. 8,632 389,303
FS Bancorp, Inc. 664 44,621
Greene County Bancorp, Inc. 609 15,231
Hingham Institution for
Savings 266 75,480
Home Bancorp, Inc. 1,203 43,368
Home Point Capital, Inc.* 1,076 10,007
HomeStreet, Inc. 2,988 131,681
Kearny Financial Corp. 13,571 163,938
Luther Burbank Corp. 3,310 39,157
Merchants Bancorp 1,541 64,630
Meridian Bancorp, Inc. 8,505 156,662
Meta Financial Group, Inc. 5,555 251,697
MMA Capital Holdings, Inc.*(a) 767 17,495
Mr. Cooper Group, Inc.* 13,484 468,704
NMI Holdings, Inc., Class A* 14,729 348,194
Northfield Bancorp, Inc. 8,708 138,631
Northwest Bancshares, Inc. 21,078 304,577
Oconee Federal Financial
Corp.(a) 303 7,902
OP Bancorp 2,329 24,501
PCSB Financial Corp. 2,303 38,253
PDL Community Bancorp* 1,297 14,410
PennyMac Financial Services,
Inc. 7,411 495,574
Pioneer Bancorp, Inc.* 2,469 28,764
Premier Financial Corp. 6,648 221,112
Provident Bancorp, Inc. 3,056 44,006
Provident Financial Holdings,
Inc. 1,275 21,548
Provident Financial Services,
Inc. 12,423 276,784
Prudential Bancorp, Inc. 1,380 20,369
Radian Group, Inc. 34,031 791,221
Riverview Bancorp, Inc. 4,197 29,085
Security National Financial
Corp., Class A* 2,182 20,402
Southern Missouri Bancorp,
Inc. 1,276 50,300
Standard AVB Financial Corp. 540 17,631
Sterling Bancorp, Inc.*(a) 2,706 15,316
Territorial Bancorp, Inc. 1,489 39,399
Timberland Bancorp, Inc. 1,234 34,318
TrustCo Bank Corp. 17,133 126,270
Walker & Dunlop, Inc. 5,047 518,529
Common Stocks
Shares Value ($)
Thrifts & Mortgage Finance
Washington Federal, Inc. 13,488 415,430
Waterstone Financial, Inc. 3,849 78,597
Western New England
Bancorp, Inc. 4,014 33,838
WSFS Financial Corp. 8,470 421,721
8,595,252
Tobacco 0.1%
Turning Point Brands, Inc.(a) 2,119 110,548
Universal Corp. 4,325 255,132
Vector Group Ltd. 25,021 349,043
714,723
Trading Companies & Distributors 1.5%
Alta Equipment Group, Inc.*(a) 3,306 42,978
Applied Industrial
Technologies, Inc. 6,891 628,253
Beacon Roofing Supply, Inc.* 9,783 511,847
Boise Cascade Co. 6,969 416,955
CAI International, Inc. 2,899 131,963
DXP Enterprises, Inc.* 2,984 90,027
EVI Industries, Inc.*(a) 923 26,555
GATX Corp.(a) 6,195 574,524
General Finance Corp.* 2,166 26,317
GMS, Inc.*(a) 7,451 311,079
H&E Equipment Services, Inc. 5,738 218,044
Herc Holdings, Inc.* 4,360 441,799
Lawson Products, Inc.* 707 36,665
McGrath RentCorp 4,316 348,085
MRC Global, Inc.* 13,969 126,140
Nesco Holdings, Inc.*(a) 2,326 21,748
NOW, Inc.* 19,435 196,099
Rush Enterprises, Inc., Class A 7,369 367,197
Rush Enterprises, Inc., Class
B 1,177 53,071
SiteOne Landscape Supply,
Inc.*(a) 7,830 1,336,894
Systemax, Inc. 2,153 88,531
Textainer Group Holdings Ltd.* 8,811 252,435
Titan Machinery, Inc.* 3,404 86,802
Transcat, Inc.* 1,170 57,424
Triton International Ltd. 10,745 590,868
Veritiv Corp.* 2,543 108,179
WESCO International, Inc.* 8,748 756,965
Willis Lease Finance Corp.* 498 21,643
7,869,087
Water Utilities 0.4%
American States Water Co. 6,552 495,462
Artesian Resources Corp.,
Class A 1,355 53,360
Cadiz, Inc.*(a) 3,666 35,157
California Water Service
Group 8,788 495,116
Consolidated Water Co. Ltd. 2,443 32,858
Global Water Resources, Inc. 2,176 35,491
Middlesex Water Co. 3,090 244,172
Pure Cycle Corp.* 3,634 48,768
SJW Group 4,667 293,974
York Water Co. (The) 2,364 115,765
1,850,123

114 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc.* 7,692 108,226
Gogo, Inc.*(a) 9,921 95,837
Shenandoah
Telecommunications Co. 8,616 420,547
Spok Holdings, Inc. 2,885 30,264
654,874
Total Common Stocks
(cost $321,674,675) 504,195,240
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
CONTRA ADURO BIOTECH I,
CVR*^∞(a) 2,552 0
Oncternal Therapeutics, Inc.,
CVR*∞ 97 199
199
Total Rights
(cost $7,656) 199
Repurchase Agreements 3.1%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
0.02%, dated 3/31/2021,
due 4/1/2021, repurchase
price $3,808,958,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 6.50%, maturing
8/25/2022 - 1/16/2061;
total market value
$3,885,134.(c) 3,808,955 3,808,955
HSBC Bank plc,
0.09%, dated 3/31/2021,
due 4/1/2021, repurchase
price $2,300,006,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 3.75%, maturing
6/3/2021 - 11/15/2050;
total market value
$2,346,945.(c) 2,300,000 2,300,000
Repurchase Agreements
Principal
Amount ($) Value ($)
NatWest Markets Securities,
Inc.,
0.02%, dated 3/26/2021,
due 4/1/2021, repurchase
price $10,000,026,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 8.13%, maturing
5/15/2021 - 2/15/2051;
total market value
$10,200,028.(c) 10,000,000 10,000,000
Total Repurchase Agreements
(cost $16,108,955) 16,108,955
Total Investments
(cost $337,791,286) — 100.4% 520,304,394
Liabilities in excess of other assets — (0.4)% (2,148,555)
NET ASSETS — 100.0%
$ 518,155,839
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at March
31, 2021. The total value of securities on loan at March 31,
2021 was $66,296,787, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $16,125,455 and by $50,533,210 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 7.25%, and maturity dates ranging
from 4/6/2021 – 2/15/2051, a total value of $66,658,665.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at March 31, 2021 was
$513,960 which represents 0.10% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2021 was $16,108,955.
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

NVIT Small Cap Index Fund - March 31, 2021 (Unaudited) - Statement of Investments - 115
Futures contracts outstanding as of March 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index 130 6/2021 USD 14,446,250 (479,741)
(479,741)
At March 31, 2021, the Fund had $794,400 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

116 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Small Cap Index Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

NVIT Small Cap Index Fund - March 31, 2021 (Unaudited) - Statement of Investments - 117
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 4,353,541 $ – $ – $ 4,353,541
Air Freight & Logistics 1,600,145 – – 1,600,145
Airlines 2,000,360 – – 2,000,360
Auto Components 7,039,049 – – 7,039,049
Automobiles 657,012 – – 657,012
Banks 43,407,517 – – 43,407,517
Beverages 1,399,941 – – 1,399,941
Biotechnology 50,112,224 – – 50,112,224
Building Products 8,679,737 – – 8,679,737
Capital Markets 7,712,771 – – 7,712,771
Chemicals 8,854,494 – – 8,854,494
Commercial Services & Supplies 9,466,054 – – 9,466,054
Communications Equipment 3,417,491 – – 3,417,491
Construction & Engineering 7,886,319 – – 7,886,319
Construction Materials 954,591 – – 954,591
Consumer Finance 3,400,304 – – 3,400,304
Containers & Packaging 1,126,467 – – 1,126,467
Distributors 429,065 – – 429,065
Diversified Consumer Services 2,372,089 – – 2,372,089
Diversified Financial Services 835,383 – – 835,383
Diversified Telecommunication Services 3,477,877 – – 3,477,877
Electric Utilities 2,968,122 – – 2,968,122
Electrical Equipment 8,385,290 – – 8,385,290
Electronic Equipment, Instruments &
Components 10,566,664 – – 10,566,664
Energy Equipment & Services 3,818,271 – – 3,818,271
Entertainment 2,012,057 – – 2,012,057
Equity Real Estate Investment Trusts
(REITs) 25,951,899 – – 25,951,899
Food & Staples Retailing 4,167,219 – – 4,167,219
Food Products 7,196,216 – – 7,196,216
Gas Utilities 4,264,119 – – 4,264,119
Health Care Equipment & Supplies 16,867,647 – – 16,867,647
Health Care Providers & Services 13,557,548 – – 13,557,548
Health Care Technology 5,757,481 – – 5,757,481
Hotels, Restaurants & Leisure 20,059,925 – – 20,059,925
Household Durables 10,986,384 – – 10,986,384
Household Products 1,248,987 – – 1,248,987
Independent Power and Renewable
Electricity Producers 2,711,105 – – 2,711,105
Industrial Conglomerates 242,322 – – 242,322
Insurance 9,731,997 – – 9,731,997
Interactive Media & Services 1,855,617 – – 1,855,617
Internet & Direct Marketing Retail 4,070,957 – – 4,070,957
IT Services 7,638,168 8,609 – 7,646,777
Leisure Products 3,217,147 – – 3,217,147
Life Sciences Tools & Services 4,495,632 – – 4,495,632
Machinery 18,623,831 – – 18,623,831
Marine 866,445 – – 866,445
Media 4,118,892 – – 4,118,892
Metals & Mining 9,452,925 – – 9,452,925
Mortgage Real Estate Investment Trusts
(REITs) 6,137,618 – – 6,137,618
Multiline Retail 1,616,545 – – 1,616,545
Multi-Utilities 2,050,431 – – 2,050,431
Oil, Gas & Consumable Fuels 9,320,384 – – 9,320,384
Paper & Forest Products 2,196,481 – – 2,196,481
Personal Products 1,797,153 – – 1,797,153

118 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Small Cap Index Fund
The FVC continues to evaluate any information that could
cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2021. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests
Level 1 Level 2 Level 3 Total
Assets:
Pharmaceuticals $ 7,433,907 $ – $ – $ 7,433,907
Professional Services 7,652,196 – – 7,652,196
Real Estate Management & Development 3,904,040 – – 3,904,040
Road & Rail 3,148,160 – – 3,148,160
Semiconductors & Semiconductor
Equipment 14,975,685 – – 14,975,685
Software 25,811,604 – – 25,811,604
Specialty Retail 17,893,801 – – 17,893,801
Technology Hardware, Storage &
Peripherals 1,466,230 – – 1,466,230
Textiles, Apparel & Luxury Goods 5,083,039 – – 5,083,039
Thrifts & Mortgage Finance 8,595,252 – – 8,595,252
Tobacco 714,723 – – 714,723
Trading Companies & Distributors 7,869,087 – – 7,869,087
Water Utilities 1,850,123 – – 1,850,123
Wireless Telecommunication Services 654,874 – – 654,874
Total Common Stocks $ 504,186,631 $ 8,609 $ – $ 504,195,240
Repurchase Agreements – 16,108,955 – 16,108,955
Rights   – 199 – 199
Total Assets $ 504,186,631 $ 16,117,763 $ – $ 520,304,394
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (479,741) $ – $ – $ (479,741)
Total Liabilities $ (479,741) $ – $ – $ (479,741)
Total $ 503,706,890 $ 16,117,763 $ – $ 519,824,653
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
During the period ended March 31, 2021, the Fund held one rights investment that as categorized as a Level 3 investment which was valued at $0.

NVIT Small Cap Index Fund - March 31, 2021 (Unaudited) - Statement of Investments - 119
only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2021:
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (479,741)
Total $ (479,741)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT AllianzGI International Growth Fund - March 31, 2021 (Unaudited) - Statement of Investments - 1
Common Stocks 98.2%
Shares Value ($)
ARGENTINA 4.0%
Internet & Direct Marketing Retail 4.0%
MercadoLibre , Inc. * 7,257 10,683,320
AUSTRALIA 3.7%
Biotechnology 0.7%
CSL Ltd. 8,869 1,787,228
Hotels, Restaurants & Leisure 3.0%
Domino's Pizza Enterprises
Ltd. (a) 112,162 8,209,033
9,996,261
BRAZIL 3.3%
IT Services 3.3%
StoneCo Ltd., Class A * 145,625 8,915,163
CANADA 5.1%
Food & Staples Retailing 1.4%
Alimentation Couche-Tard,
Inc., Class B 119,391 3,849,545
IT Services 1.6%
Shopify, Inc., Class A * 3,964 4,386,166
Software 2.1%
Constellation Software, Inc. 3,828 5,345,980
13,581,691
CHINA 13.0%
Diversified Consumer Services 0.5%
TAL Education Group, ADR * 23,886 1,286,261
Entertainment 2.5%
Tencent Music Entertainment
Group, ADR * 331,606 6,794,607
Interactive Media & Services 3.8%
Tencent Holdings Ltd. 129,207 10,186,289
Internet & Direct Marketing Retail 6.2%
Alibaba Group Holding Ltd.,
ADR * 50,215 11,385,246
Prosus NV * 47,546 5,300,921
16,686,167
34,953,324
DENMARK 14.8%
Air Freight & Logistics 3.0%
DSV Panalpina A/S 41,374 8,113,190
Health Care Equipment & Supplies 7.1%
Ambu A/S, Class B 396,574 18,627,500
Coloplast A/S, Class B 3,374 507,955
19,135,455
Pharmaceuticals 0.9%
Novo Nordisk A/S, Class B 35,699 2,410,822
Software 3.8%
Netcompany Group A/S Reg.
S (b) 106,331 10,125,941
39,785,408
GERMANY 9.1%
Diversified Financial Services 0.4%
GRENKE AG 28,620 1,084,061
Common Stocks
Shares Value ($)
GERMANY
Internet & Direct Marketing Retail 1.4%
Zalando SE Reg. S *(b) 38,075 3,731,902
IT Services 1.6%
Bechtle AG 22,962 4,305,847
Semiconductors & Semiconductor Equipment 4.1%
Infineon Technologies AG 261,610 11,094,967
Software 0.8%
SAP SE 17,448 2,136,927
Textiles, Apparel & Luxury Goods 0.8%
adidas AG * 6,862 2,142,024
24,495,728
HONG KONG 2.5%
Insurance 2.5%
AIA Group Ltd. 542,838 6,603,897
INDIA 4.2%
Banks 4.2%
HDFC Bank Ltd. * 546,448 11,120,732
IRELAND 1.3%
Building Products 1.3%
Kingspan Group plc 41,062 3,481,168
ISRAEL 5.9%
IT Services 5.9%
Wix.com Ltd. * 56,224 15,698,865
JAPAN 1.8%
Electronic Equipment, Instruments & Components 0.9%
Keyence Corp. (a) 5,608 2,559,753
Trading Companies & Distributors 0.9%
MonotaRO Co. Ltd. 84,162 2,288,545
4,848,298
NETHERLANDS 6.4%
IT Services 1.3%
Adyen NV Reg. S *(b) 1,554 3,483,909
Semiconductors & Semiconductor Equipment 4.9%
ASML Holding NV 21,544 13,140,522
Software 0.2%
Topicus.com, Inc. *(a) 7,120 467,641
17,092,072
NEW ZEALAND 1.7%
Air Freight & Logistics 1.7%
Mainfreight Ltd. 95,453 4,634,535
SOUTH AFRICA 1.0%
Banks 1.0%
Capitec Bank Holdings Ltd. * 27,653 2,660,440
SWEDEN 7.8%
Building Products 0.6%
Assa Abloy AB, Class B 55,156 1,583,915
Chemicals 2.0%
Hexpol AB 464,020 5,232,250
Electronic Equipment, Instruments & Components 1.2%
Hexagon AB, Class B 35,800 3,301,518

2 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT AllianzGI International Growth Fund
Common Stocks
Shares Value ($)
SWEDEN
Machinery 2.3%
Atlas Copco AB, Class A 59,687 3,634,134
Epiroc AB, Class A 110,732 2,508,401
6,142,535
Trading Companies & Distributors 1.7%
AddTech AB, Class B 305,110 4,541,367
20,801,585
SWITZERLAND 3.9%
Capital Markets 1.4%
Partners Group Holding AG 2,824 3,608,389
Chemicals 1.3%
Sika AG (Registered) 12,083 3,451,417
Machinery 1.1%
VAT Group AG Reg. S (b) 10,731 3,007,752
Software 0.1%
Temenos AG (Registered) 2,458 353,785
10,421,343
TAIWAN 7.5%
Entertainment 6.0%
Sea Ltd., ADR * 71,780 16,023,449
Semiconductors & Semiconductor Equipment 1.5%
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR 33,549 3,968,176
19,991,625
Common Stocks
Shares Value ($)
UNITED KINGDOM 1.2%
Industrial Conglomerates 1.2%
DCC plc 35,507 3,079,826
Total Investments
(cost $143,497,485)   — 98.2% 262,845,281
Other assets in excess of liabilities — 1.8% 4,839,791
NET ASSETS — 100.0%
$ 267,685,072
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan at March
31, 2021. The total value of securities on loan at March 31,
2021 was $543,207, which was collateralized by $570,960
in the form of U.S Government Treasury Securities, interest
rates ranging from 0.07% - 6.88%, and maturity dates
ranging from 6/15/2021 - 5/15/2050.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at March 31, 2021 was
$20,349,504 which represents 7.60% of net assets.
ADR American Depositary Receipt
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.

NVIT AllianzGI International Growth Fund - March 31, 2021 (Unaudited) - Statement of Investments - 3
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

4 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT AllianzGI International Growth Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Air Freight & Logistics $ – $ 12,747,725 $ – $ 12,747,725
Banks – 13,781,172 – 13,781,172
Biotechnology – 1,787,228 – 1,787,228
Building Products – 5,065,083 – 5,065,083
Capital Markets – 3,608,389 – 3,608,389
Chemicals – 8,683,667 – 8,683,667
Diversified Consumer Services 1,286,261 – – 1,286,261
Diversified Financial Services – 1,084,061 – 1,084,061
Electronic Equipment, Instruments &
Components – 5,861,271 – 5,861,271
Entertainment 22,818,056 – – 22,818,056
Food & Staples Retailing 3,849,545 – – 3,849,545
Health Care Equipment & Supplies – 19,135,455 – 19,135,455
Hotels, Restaurants & Leisure – 8,209,033 – 8,209,033
Industrial Conglomerates – 3,079,826 – 3,079,826
Insurance – 6,603,897 – 6,603,897
Interactive Media & Services – 10,186,289 – 10,186,289
Internet & Direct Marketing Retail 22,068,566 9,032,823 – 31,101,389
IT Services 29,000,194 7,789,756 – 36,789,950
Machinery – 9,150,287 – 9,150,287
Pharmaceuticals – 2,410,822 – 2,410,822
Semiconductors & Semiconductor
Equipment 3,968,176 24,235,489 – 28,203,665
Software 5,813,621 12,616,653 – 18,430,274
Textiles, Apparel & Luxury Goods – 2,142,024 – 2,142,024
Trading Companies & Distributors – 6,829,912 – 6,829,912
Total Common Stocks $ 88,804,419 $ 174,040,862 $ – $ 262,845,281
Total $ 88,804,419 $ 174,040,862 $ – $ 262,845,281
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Columbia Overseas Value Fund - March 31, 2021 (Unaudited) - Statement of Investments - 5
Common Stocks 98.2%
Shares Value ($)
AUSTRALIA 1.6%
Health Care Equipment & Supplies 0.5%
Ansell Ltd. 51,704 1,545,062
Metals & Mining 1.1%
BHP Group Ltd., ADR (a) 48,536 3,367,913
4,912,975
AUSTRIA 1.7%
Machinery 1.7%
ANDRITZ AG 114,233 5,145,096
BERMUDA 0.6%
Oil, Gas & Consumable Fuels 0.6%
Teekay Tankers Ltd., Class
A *(a) 137,550 1,911,945
BRAZIL 0.7%
Chemicals 0.7%
Yara International ASA 39,702 2,065,180
CANADA 5.5%
Food & Staples Retailing 1.9%
Alimentation Couche-Tard,
Inc., Class B 179,928 5,801,450
Metals & Mining 2.0%
Teck Resources Ltd., Class B 138,535 2,657,101
Yamana Gold, Inc. (a) 751,355 3,260,881
5,917,982
Oil, Gas & Consumable Fuels 0.8%
Cameco Corp. 151,565 2,517,495
Paper & Forest Products 0.8%
West Fraser Timber Co. Ltd. 33,934 2,441,293
16,678,220
FINLAND 2.0%
Paper & Forest Products 2.0%
UPM- Kymmene OYJ 169,674 6,094,120
FRANCE 12.4%
Banks 2.7%
BNP Paribas SA * 133,896 8,135,534
Biotechnology 0.1%
DBV Technologies SA, ADR
*(a) 41,126 219,202
Construction & Engineering 0.6%
Eiffage SA * 19,474 1,949,984
Insurance 2.6%
AXA SA 297,212 7,968,477
IT Services 1.6%
Atos SE 61,422 4,792,917
Oil, Gas & Consumable Fuels 3.2%
TOTAL SE (a) 208,548 9,712,874
Pharmaceuticals 1.6%
Sanofi 48,018 4,745,999
37,524,987
GERMANY 8.4%
Automobiles 0.9%
Volkswagen AG (Preference) 9,678 2,704,645
Common Stocks
Shares Value ($)
GERMANY
Chemicals 1.6%
Covestro AG Reg. S (b) 72,353 4,864,990
Insurance 0.9%
Allianz SE (Registered) 10,796 2,748,450
Machinery 2.6%
Duerr AG 101,497 4,225,418
KION Group AG 37,612 3,714,223
7,939,641
Multi-Utilities 1.1%
E.ON SE 287,199 3,341,952
Pharmaceuticals 0.7%
Bayer AG (Registered) 33,986 2,150,655
Real Estate Management & Development 0.6%
Aroundtown SA 247,934 1,764,787
25,515,120
HONG KONG 1.3%
Food Products 1.3%
WH Group Ltd. Reg. S (b) 4,988,500 4,050,657
IRELAND 0.1%
Biotechnology 0.1%
Amarin Corp. plc, ADR *(a) 35,986 223,473
ISRAEL 2.3%
Banks 1.7%
Bank Hapoalim BM * 633,629 4,932,959
Diversified Telecommunication Services 0.6%
Bezeq The Israeli
Telecommunication Corp.
Ltd. * 1,822,427 1,951,183
6,884,142
JAPAN 21.5%
Auto Components 1.1%
Koito Manufacturing Co. Ltd. 47,800 3,222,662
Automobiles 1.4%
Toyota Motor Corp. 54,700 4,273,550
Banks 1.6%
Sumitomo Mitsui Financial
Group, Inc. 132,500 4,818,093
Construction & Engineering 0.8%
Kinden Corp. (a) 142,700 2,430,205
Diversified Financial Services 2.2%
ORIX Corp. 387,300 6,558,247
Diversified Telecommunication Services 1.0%
Nippon Telegraph &
Telephone Corp. (a) 121,200 3,119,329
Electronic Equipment, Instruments & Components 1.2%
Daiwabo Holdings Co. Ltd. (a) 239,500 3,653,754
Equity Real Estate Investment Trusts (REITs) 0.4%
Invincible Investment Corp. 3,100 1,171,491
Food & Staples Retailing 1.6%
Matsumotokiyoshi Holdings
Co. Ltd. (a) 108,400 4,840,211

6 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Columbia Overseas Value Fund
Common Stocks
Shares Value ($)
JAPAN
Health Care Providers & Services 1.3%
Ship Healthcare Holdings,
Inc. (a) 143,800 4,051,470
Household Durables 0.8%
Sony Group Corp. 22,400 2,358,304
Insurance 0.8%
Dai-ichi Life Holdings, Inc. (a) 147,200 2,547,531
IT Services 0.8%
Fujitsu Ltd. 17,100 2,481,953
Machinery 0.8%
Takuma Co. Ltd. (a) 107,600 2,341,103
Pharmaceuticals 2.1%
Shionogi & Co. Ltd. (a) 41,900 2,260,101
Takeda Pharmaceutical Co.
Ltd. 111,900 4,043,293
6,303,394
Real Estate Management & Development 0.3%
Starts Corp., Inc. 36,400 957,733
Trading Companies & Distributors 2.6%
ITOCHU Corp. (a) 211,300 6,869,534
Mitsui & Co. Ltd. (a) 45,300 946,953
7,816,487
Wireless Telecommunication Services 0.7%
SoftBank Group Corp. 25,200 2,136,631
65,082,148
NETHERLANDS 9.5%
Banks 3.5%
ABN AMRO Bank NV, CVA
Reg. S (b) 264,258 3,205,976
ING Groep NV 600,042 7,363,691
10,569,667
Electrical Equipment 1.4%
Signify NV Reg. S *(b) 82,598 4,259,429
Insurance 2.1%
ASR Nederland NV 143,475 6,421,713
Oil, Gas & Consumable Fuels 2.5%
Royal Dutch Shell plc, Class
B 406,743 7,481,228
28,732,037
NORWAY 1.2%
Food Products 1.2%
Leroy Seafood Group ASA 437,866 3,743,542
PORTUGAL 0.0%
†
Banks 0.0%
†
Banco Espirito Santo SA
(Registered) *^∞ 146,163 0
RUSSIA 1.4%
Banks 1.4%
Sberbank of Russia PJSC,
ADR 144,372 2,224,772
Sberbank of Russia PJSC,
ADR 126,345 1,947,182
4,171,954
Common Stocks
Shares Value ($)
SINGAPORE 3.2%
Banks 1.0%
DBS Group Holdings Ltd. 141,400 3,050,271
Electronic Equipment, Instruments & Components 1.6%
Venture Corp. Ltd. 316,900 4,738,169
Oil, Gas & Consumable Fuels 0.6%
BW LPG Ltd. Reg. S (b) 276,691 1,896,653
9,685,093
SOUTH KOREA 1.9%
Food & Staples Retailing 0.9%
GS Retail Co. Ltd. 80,371 2,713,639
Internet & Direct Marketing Retail 0.4%
Hyundai Home Shopping
Network Corp. 16,162 1,157,250
Textiles, Apparel & Luxury Goods 0.6%
Youngone Corp. 54,089 1,915,757
5,786,646
SPAIN 2.3%
Construction & Engineering 0.8%
ACS Actividades de
Construccion y Servicios
SA 74,621 2,473,779
Electric Utilities 1.2%
Endesa SA 136,846 3,624,150
Energy Equipment & Services 0.3%
Tecnicas Reunidas SA *(a) 62,171 908,089
7,006,018
SWITZERLAND 1.1%
Pharmaceuticals 1.1%
Novartis AG (Registered) 39,222 3,350,453
TAIWAN 1.5%
Insurance 1.5%
Fubon Financial Holding Co.
Ltd. 2,350,000 4,689,062
UNITED KINGDOM 16.5%
Air Freight & Logistics 0.5%
Royal Mail plc * 211,859 1,473,654
Banks 1.4%
Barclays plc 1,034,293 2,652,081
HSBC Holdings plc 279,255 1,628,881
4,280,962
Capital Markets 1.9%
TP ICAP Group plc 1,724,413 5,787,478
Diversified Telecommunication Services 2.3%
BT Group plc * 1,200,335 2,562,228
Liberty Global plc, Class C * 170,542 4,355,642
6,917,870
Energy Equipment & Services 0.4%
John Wood Group plc * 289,914 1,080,163
Household Durables 0.4%
Crest Nicholson Holdings
plc * 198,926 1,118,940

NVIT Columbia Overseas Value Fund - March 31, 2021 (Unaudited) - Statement of Investments - 7
Common Stocks
Shares Value ($)
UNITED KINGDOM
Industrial Conglomerates 1.6%
DCC plc 57,251 4,965,870
Insurance 1.4%
Just Group plc * 3,053,241 4,256,198
Media 0.9%
WPP plc 210,717 2,675,185
Oil, Gas & Consumable Fuels 1.2%
BP plc 898,111 3,643,782
Personal Products 0.6%
Unilever plc 33,580 1,873,982
Software 0.3%
Micro Focus International plc 121,047 923,342
Tobacco 2.5%
British American Tobacco plc 201,798 7,718,600
Wireless Telecommunication Services 1.1%
Vodafone Group plc 1,887,391 3,434,656
50,150,682
UNITED STATES 1.5%
Biotechnology 0.4%
Insmed , Inc. * 16,900 575,614
Sage Therapeutics, Inc. * 6,836 511,675
1,087,289
Diversified Financial Services 0.8%
Burford Capital Ltd. *(a) 281,781 2,536,028
Health Care Equipment & Supplies 0.1%
Quotient Ltd. *(a) 108,867 400,631
Pharmaceuticals 0.2%
Aerie Pharmaceuticals, Inc.
*(a) 29,387 525,146
4,549,094
Total Common Stocks
(cost $224,630,167) 297,952,644
Exchange Traded Fund 0.6%
UNITED STATES 0.6%
iShares MSCI EAFE Value
ETF (a) 34,397 1,753,215
Total Exchange Traded Fund
(cost $1,757,687) 1,753,215
Repurchase Agreements 7.2%
Principal
Amount ($) Value ($)
BofA Securities, Inc.,
0.01%, dated 3/31/2021,
due 4/1/2021, repurchase
price $2,000,001,
collateralized by U.S.
Government Agency
Securities, ranging from
2.50% - 4.00%, maturing
5/20/2042 - 3/20/2051;
total market value
$2,040,000.(c) 2,000,000 2,000,000
Cantor Fitzgerald & Co.,
0.02%, dated 3/31/2021,
due 4/1/2021, repurchase
price $4,015,359,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 6.50%, maturing
8/25/2022 - 1/16/2061;
total market value
$4,095,663.(c) 4,015,356 4,015,356
HSBC Bank plc, 0.09%,
dated 3/31/2021, due
4/1/2021, repurchase
price $7,900,020,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 3.75%, maturing
6/3/2021 - 11/15/2050;
total market value
$8,061,245.(c) 7,900,000 7,900,000
MetLife, Inc., 0.03%,
dated 3/31/2021, due
4/1/2021, repurchase
price $2,000,002,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 8/15/2027 -
11/15/2050; total market
value $2,040,818.(c) 2,000,000 2,000,000

8 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Columbia Overseas Value Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
NatWest Markets
Securities, Inc., 0.02%,
dated 3/26/2021, due
4/1/2021, repurchase
price $6,000,015,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 8.13%, maturing
5/15/2021 - 2/15/2051;
total market value
$6,120,017.(c) 6,000,000 6,000,000
Total Repurchase Agreements
(cost $21,915,356) 21,915,356
Total Investments
(cost $248,303,210)   — 106.0% 321,621,215
Liabilities in excess of other assets
— (6.0)% (18,332,640)
NET ASSETS — 100.0%
$ 303,288,575
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at March
31, 2021. The total value of securities on loan at March 31,
2021 was $35,290,730, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $21,915,356 and by $19,558,516 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.88%, and maturity dates ranging
from 4/6/2021 – 2/15/2051, a total value of $41,473,872.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at March 31, 2021 was
$18,277,705 which represents 6.03% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2021 was $21,915,356.
ADR American Depositary Receipt
CVA Dutch Certification
ETF Exchange Traded Fund
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Forward Foreign Currency Contracts outstanding as of March 31, 2021:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 6,149,291 CAD 7,628,000 Morgan Stanley Co., Inc. 5/11/2021 79,029
USD 3,063,948 ILS 10,052,000 Morgan Stanley Co., Inc. 5/11/2021 56,110
USD 4,600,534 JPY 500,549,000 Morgan Stanley Co., Inc. 5/11/2021 78,201
USD 3,073,214 SGD 4,120,000 Morgan Stanley Co., Inc. 5/11/2021 11,046
Total unrealized appreciation 224,386
AUD 13,860,000 USD 10,821,680 Morgan Stanley Co., Inc. 5/11/2021 (292,294)
SEK 26,016,000 USD 3,080,456 Morgan Stanley Co., Inc. 5/11/2021 (100,563)
Total unrealized depreciation (392,857)
Net unrealized depreciation (168,471)
Currency:
AUD Australian dollar
CAD Canadian dollar
ILS Israeli shekel
JPY Japanese yen
SEK Swedish krona
SGD Singapore dollar
USD United States dollar

NVIT Columbia Overseas Value Fund - March 31, 2021 (Unaudited) - Statement of Investments - 9
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

10 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Columbia Overseas Value Fund
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Air Freight & Logistics $ – $ 1,473,654 $ – $ 1,473,654
Auto Components – 3,222,662 – 3,222,662
Automobiles – 6,978,195 – 6,978,195
Banks 2,224,772 37,734,668 – 39,959,440
Biotechnology 1,529,964 – – 1,529,964
Capital Markets 5,787,478 – – 5,787,478
Chemicals – 6,930,170 – 6,930,170
Construction & Engineering – 6,853,968 – 6,853,968
Diversified Financial Services 2,536,028 6,558,247 – 9,094,275
Diversified Telecommunication Services 4,355,642 7,632,740 – 11,988,382
Electric Utilities – 3,624,150 – 3,624,150
Electrical Equipment – 4,259,429 – 4,259,429
Electronic Equipment, Instruments &
Components – 8,391,923 – 8,391,923
Energy Equipment & Services – 1,988,252 – 1,988,252
Equity Real Estate Investment Trusts
(REITs) – 1,171,491 – 1,171,491
Food & Staples Retailing 5,801,450 7,553,850 – 13,355,300
Food Products – 7,794,199 – 7,794,199
Health Care Equipment & Supplies 400,631 1,545,062 – 1,945,693
Health Care Providers & Services – 4,051,470 – 4,051,470
Household Durables – 3,477,244 – 3,477,244
Industrial Conglomerates – 4,965,870 – 4,965,870
Insurance – 28,631,431 – 28,631,431
Internet & Direct Marketing Retail – 1,157,250 – 1,157,250
IT Services – 7,274,870 – 7,274,870
Machinery – 15,425,840 – 15,425,840
Media – 2,675,185 – 2,675,185
Metals & Mining 9,285,895 – – 9,285,895
Multi-Utilities – 3,341,952 – 3,341,952
Oil, Gas & Consumable Fuels 4,429,440 22,734,537 – 27,163,977
Paper & Forest Products 2,441,293 6,094,120 – 8,535,413
Personal Products – 1,873,982 – 1,873,982
Pharmaceuticals 525,146 16,550,501 – 17,075,647
Real Estate Management & Development – 2,722,520 – 2,722,520
Software – 923,342 – 923,342
Textiles, Apparel & Luxury Goods – 1,915,757 – 1,915,757
Tobacco – 7,718,600 – 7,718,600
Trading Companies & Distributors – 7,816,487 – 7,816,487
Wireless Telecommunication Services – 5,571,287 – 5,571,287
Total Common Stocks $ 39,317,739 $ 258,634,905 $ – $ 297,952,644
Exchange Traded Fund 1,753,215 – – 1,753,215
Forward Foreign Currency Contracts – 224,386 – 224,386
Repurchase Agreements – 21,915,356 – 21,915,356
Total Assets $ 41,070,954 $ 280,774,647 $ – $ 321,845,601
$ – $ – $ – $ –
Liabilities:
Forward Foreign Currency Contracts $ – $ (392,857) $ – $ (392,857)
Total Liabilities $ – $ (392,857) $ – $ (392,857)
Total $ 41,070,954 $ 280,381,790 $ – $ 321,452,744
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
During the period ended March 31, 2021, the Fund held one common stock investment that as categorized as a Level 3 investment which was valued at $0.

NVIT Columbia Overseas Value Fund - March 31, 2021 (Unaudited) - Statement of Investments - 11
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2021. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.
Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in
connection with planned purchases or sales of securities
denominated in a foreign currency and/or to hedge the U.S.
dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S.
dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally
valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the
Board of Trustees, and are generally categorized as Level 2
investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-
market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the
currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2021:
Assets: Fair Value
Forward Foreign Currency Contracts
Currency risk
Unrealized appreciation on forward foreign currency
contracts $ 224,386
Total $ 224,386
Liabilities:
Forward Foreign Currency Contracts
Currency risk
Unrealized depreciation on forward foreign currency
contracts $ (392,857)
Total $ (392,857)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Emerging Markets Fund
Common Stocks 98.8%
Shares Value ($)
ARGENTINA 0.4%
Internet & Direct Marketing Retail 0.4%
MercadoLibre , Inc. * 1,705 2,509,999
BRAZIL 4.8%
Airlines 0.2%
Azul SA, ADR *(a) 57,472 1,160,360
Banks 1.1%
Banco Bradesco SA
(Preference) * 716,839 3,409,304
Banco do Brasil SA * 399,100 2,159,060
Itau Unibanco Holding SA,
ADR 341,495 1,693,815
7,262,179
Capital Markets 0.5%
Banco BTG Pactual SA * 172,408 2,972,684
Diversified Consumer Services 0.1%
YDUQS Participacoes SA 110,678 525,208
Diversified Telecommunication Services 0.4%
Telefonica Brasil SA, ADR (a) 180,996 1,424,439
Telefonica Brasil SA 104,854 823,944
2,248,383
Household Durables 0.1%
Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 128,291 561,835
Metals & Mining 1.2%
Vale SA 407,463 7,092,135
Multiline Retail 0.3%
Lojas Renner SA 247,830 1,875,242
Road & Rail 0.3%
Rumo SA * 544,328 1,958,310
Specialty Retail 0.4%
Pet Center Comercio e
Participacoes SA * 692,073 2,433,288
Transportation Infrastructure 0.2%
CCR SA 394,900 906,453
28,996,077
CANADA 0.4%
Oil, Gas & Consumable Fuels 0.4%
Parex Resources, Inc. * 131,000 2,336,047
CHINA 35.8%
Banks 2.9%
China Construction Bank
Corp., Class H 5,824,544 4,897,300
China Merchants Bank Co.
Ltd., Class H 597,341 4,570,802
Industrial & Commercial Bank
of China Ltd., Class H 10,961,000 7,880,617
17,348,719
Beverages 1.4%
Budweiser Brewing Co. APAC
Ltd. Reg. S (a)(b) 1,448,835 4,330,155
Wuliangye Yibin Co. Ltd.,
Class A 94,892 3,892,038
8,222,193
Common Stocks
Shares Value ($)
CHINA
Communications Equipment 0.2%
Shenzhen Sunway
Communication Co. Ltd.,
Class A 227,000 986,230
Construction & Engineering 0.2%
China Conch Venture
Holdings Ltd. 308,443 1,450,931
Construction Materials 0.7%
China National Building
Material Co. Ltd., Class H 3,076,000 4,462,441
Diversified Consumer Services 0.9%
New Oriental Education &
Technology Group, Inc.,
ADR * 386,962 5,417,468
Electrical Equipment 0.9%
NARI Technology Co. Ltd.,
Class A 780,250 3,717,728
Sungrow Power Supply Co.
Ltd., Class A 90,800 1,000,744
Xinjiang Goldwind Science &
Technology Co. Ltd., Class
H (a) 390,600 738,222
5,456,694
Electronic Equipment, Instruments & Components 0.6%
Hollysys Automation
Technologies Ltd. 112,356 1,406,697
Wuxi Lead Intelligent
Equipment Co. Ltd., Class
A 169,800 2,057,681
3,464,378
Entertainment 2.4%
Bilibili , Inc., ADR *(a) 25,231 2,701,231
NetEase , Inc., ADR 86,436 8,925,382
NetEase , Inc. 62,200 1,285,517
Tencent Music Entertainment
Group, ADR * 82,667 1,693,847
14,605,977
Food Products 0.3%
Dali Foods Group Co. Ltd.
Reg. S (b) 2,836,000 1,613,035
Gas Utilities 0.6%
China Gas Holdings Ltd. (a) 500,400 2,049,917
China Resources Gas Group
Ltd. 312,000 1,734,552
3,784,469
Hotels, Restaurants & Leisure 1.0%
Huazhu Group Ltd., ADR *(a) 56,601 3,107,395
Yum China Holdings, Inc. 46,864 2,774,817
5,882,212
Household Durables 0.3%
Midea Group Co. Ltd., Class
A 133,672 1,677,785
Insurance 3.0%
PICC Property & Casualty
Co. Ltd., Class H 1,977,000 1,718,307

NVIT Emerging Markets Fund - March 31, 2021 (Unaudited) - Statement of Investments - 13
Common Stocks
Shares Value ($)
CHINA
Insurance
Ping An Insurance Group Co.
of China Ltd., Class H 1,347,643 16,094,033
17,812,340
Interactive Media & Services 6.4%
Autohome , Inc., ADR (a) 44,565 4,156,578
Kuaishou Technology Reg.
S *(b) 6,800 236,169
Tencent Holdings Ltd. 429,948 33,895,798
38,288,545
Internet & Direct Marketing Retail 8.6%
Alibaba Group Holding Ltd.,
ADR * 155,175 35,182,827
Alibaba Group Holding Ltd. * 55,400 1,567,712
JD.com, Inc., ADR * 72,885 6,146,392
Prosus NV * 56,227 6,268,768
Trip.com Group Ltd., ADR * 44,768 1,774,156
50,939,855
IT Services 1.0%
21Vianet Group, Inc., ADR * 126,349 4,081,073
Kingsoft Cloud Holdings Ltd.,
ADR * 49,957 1,964,309
6,045,382
Leisure Products 0.1%
Goodbaby International
Holdings Ltd. * 3,613,838 666,972
Life Sciences Tools & Services 1.1%
Joinn Laboratories China Co.
Ltd., Class H Reg. S *(b) 48,100 831,561
Wuxi Biologics Cayman, Inc.
Reg. S *(b) 462,593 5,835,155
6,666,716
Marine 0.4%
SITC International Holdings
Co. Ltd. 768,050 2,614,456
Real Estate Management & Development 0.6%
China Resources Land Ltd. 754,393 3,654,592
Semiconductors & Semiconductor Equipment 0.8%
LONGi Green Energy
Technology Co. Ltd., Class
A 246,000 3,342,039
Xinyi Solar Holdings Ltd. 946,000 1,585,707
4,927,746
Textiles, Apparel & Luxury Goods 1.4%
ANTA Sports Products Ltd. (a) 149,021 2,438,777
Li Ning Co. Ltd. 305,900 1,998,451
Shenzhou International Group
Holdings Ltd. 200,986 4,177,746
8,614,974
214,604,110
GEORGIA 0.6%
Banks 0.3%
Bank of Georgia Group plc * 152,158 2,307,440
Capital Markets 0.3%
Georgia Capital plc * 188,478 1,502,964
3,810,404
Common Stocks
Shares Value ($)
HONG KONG 1.3%
Machinery 0.9%
Techtronic Industries Co. Ltd. 317,000 5,449,285
Marine 0.4%
Pacific Basin Shipping Ltd. 9,139,000 2,477,434
7,926,719
INDIA 10.8%
Auto Components 0.3%
Motherson Sumi Systems
Ltd. * 636,229 1,758,563
Automobiles 0.3%
Maruti Suzuki India Ltd. 21,928 2,061,386
Banks 2.1%
Axis Bank Ltd., GDR Reg. S * 29,769 1,423,639
Bandhan Bank Ltd. Reg. S
*(b) 258,772 1,204,463
HDFC Bank Ltd., ADR *(a) 123,615 9,603,650
12,231,752
Biotechnology 0.3%
Biocon Ltd. * 320,816 1,798,123
Chemicals 0.6%
UPL Ltd. 416,289 3,667,701
Construction & Engineering 0.7%
Larsen & Toubro Ltd. 230,468 4,479,602
Diversified Financial Services 0.2%
Bajaj Holdings & Investment
Ltd. * 31,209 1,406,505
Electric Utilities 0.3%
Power Grid Corp. of India Ltd. 601,590 1,776,557
Gas Utilities 0.3%
Mahanagar Gas Ltd. Reg. S 104,447 1,675,473
Household Durables 0.2%
Crompton Greaves Consumer
Electricals Ltd. 214,500 1,153,240
IT Services 1.8%
Infosys Ltd., ADR 234,021 4,380,874
Tata Consultancy Services
Ltd. 84,186 3,664,244
Tech Mahindra Ltd. 199,122 2,707,398
10,752,516
Metals & Mining 0.7%
Hindalco Industries Ltd. 900,426 4,041,676
Oil, Gas & Consumable Fuels 1.3%
Reliance Industries Ltd. 278,600 7,657,590
Real Estate Management & Development 0.2%
Oberoi Realty Ltd. * 179,158 1,412,739
Thrifts & Mortgage Finance 0.9%
Housing Development
Finance Corp. Ltd. 165,185 5,664,725
Tobacco 0.6%
ITC Ltd. 1,178,679 3,526,610
65,064,758

14 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Emerging Markets Fund
Common Stocks
Shares Value ($)
INDONESIA 1.0%
Banks 0.8%
Bank Mandiri Persero Tbk . PT 4,949,000 2,099,486
Bank Rakyat Indonesia
Persero Tbk . PT * 8,461,451 2,567,745
4,667,231
Diversified Telecommunication Services 0.2%
Telkom Indonesia Persero
Tbk . PT, ADR (a) 61,405 1,451,614
Real Estate Management & Development 0.0%
†
Pakuwon Jati Tbk . PT * 735,925 27,470
6,146,315
KAZAKHSTAN 0.6%
Consumer Finance 0.6%
Kaspi.KZ JSC, GDR ∞(b) 46,883 3,328,693
MACAU 1.6%
Hotels, Restaurants & Leisure 1.6%
Sands China Ltd. * 1,951,640 9,787,063
MEXICO 3.8%
Banks 0.6%
Grupo Financiero Banorte
SAB de CV, Class O * 688,169 3,876,264
Beverages 0.3%
Arca Continental SAB de CV 318,125 1,569,652
Equity Real Estate Investment Trusts (REITs) 0.3%
PLA Administradora Industrial
S de RL de CV 1,113,255 1,659,030
Food Products 0.3%
Gruma SAB de CV, Class B 156,215 1,844,895
Metals & Mining 1.4%
Grupo Mexico SAB de CV
Series B 931,226 4,895,890
Ternium SA, ADR * 93,189 3,619,461
8,515,351
Transportation Infrastructure 0.9%
Grupo Aeroportuario del
Centro Norte SAB de CV * 588,198 3,698,486
Grupo Aeroportuario del
Pacifico SAB de CV, ADR * 17,777 1,869,963
5,568,449
23,033,641
NIGERIA 0.2%
Oil, Gas & Consumable Fuels 0.2%
SEPLAT Petroleum
Development Co. plc Reg.
S (b) 1,129,080 1,245,599
PERU 0.2%
Banks 0.2%
Credicorp Ltd. 8,993 1,228,174
PHILIPPINES 0.4%
Banks 0.4%
BDO Unibank , Inc. 1,081,915 2,274,344
POLAND 1.4%
Air Freight & Logistics 0.5%
InPost SA * 169,142 2,770,168
Common Stocks
Shares Value ($)
POLAND
Entertainment 0.1%
CD Projekt SA * 18,586 896,029
Metals & Mining 0.8%
KGHM Polska Miedz SA * 102,697 4,942,692
8,608,889
RUSSIA 4.2%
Banks 1.4%
Sberbank of Russia PJSC,
ADR 286,462 4,414,380
Sberbank of Russia PJSC,
ADR 232,752 3,587,086
8,001,466
Food & Staples Retailing 0.3%
X5 Retail Group NV, GDR
Reg. S 64,009 2,066,599
Interactive Media & Services 0.3%
Yandex NV, Class A * 30,774 1,971,382
Metals & Mining 0.5%
MMC Norilsk Nickel PJSC,
ADR 86,767 2,714,939
Severstal PAO 21,266 432,747
3,147,686
Multiline Retail 0.2%
Fix Price Group Ltd., GDR
* ∞ (b) 130,289 1,270,318
Fix Price Group Ltd., GDR
Reg. S * 18,695 182,463
1,452,781
Oil, Gas & Consumable Fuels 1.5%
Lukoil PJSC, ADR 57,420 4,638,962
Lukoil PJSC, ADR 39,534 3,197,998
Novatek PJSC 38,687 763,256
8,600,216
25,240,130
SOUTH AFRICA 3.3%
Internet & Direct Marketing Retail 2.4%
Naspers Ltd., Class N 59,932 14,372,496
Metals & Mining 0.2%
Anglo American plc 35,786 1,402,139
Wireless Telecommunication Services 0.7%
Vodacom Group Ltd. 459,376 3,930,035
19,704,670
SOUTH KOREA 13.5%
Banks 0.4%
Shinhan Financial Group Co.
Ltd. 66,406 2,201,801
Chemicals 1.6%
LG Chem Ltd. 2,734 1,954,637
LG Chem Ltd. (Preference) 23,204 7,912,898
9,867,535
Electronic Equipment, Instruments & Components 0.4%
Samsung SDI Co. Ltd. 3,830 2,244,427
Entertainment 0.7%
NCSoft Corp. 5,316 4,113,783

NVIT Emerging Markets Fund - March 31, 2021 (Unaudited) - Statement of Investments - 15
Common Stocks
Shares Value ($)
SOUTH KOREA
Food Products 0.3%
Orion Corp. 17,360 2,016,291
Insurance 0.2%
DB Insurance Co. Ltd. 31,078 1,297,531
Interactive Media & Services 0.4%
NAVER Corp. 6,945 2,322,928
Semiconductors & Semiconductor Equipment 3.6%
SK Hynix, Inc. 168,103 19,795,393
WONIK IPS Co. Ltd. 40,060 1,835,239
21,630,632
Technology Hardware, Storage & Peripherals 5.9%
Samsung Electronics Co. Ltd. 340,120 24,567,252
Samsung Electronics Co. Ltd.
(Preference) 158,158 10,232,521
34,799,773
80,494,701
TAIWAN 12.8%
Communications Equipment 0.6%
Accton Technology Corp. 361,000 3,496,053
Electronic Equipment, Instruments & Components 1.9%
Chroma ATE, Inc. 557,595 3,720,407
Hon Hai Precision Industry
Co. Ltd. 604,482 2,651,356
Largan Precision Co. Ltd. 19,000 2,145,878
Taiwan Union Technology
Corp. 682,828 2,868,082
11,385,723
Food & Staples Retailing 0.2%
President Chain Store Corp. 107,017 1,020,830
Machinery 0.2%
Sunonwealth Electric Machine
Industry Co. Ltd. 538,000 1,001,078
Semiconductors & Semiconductor Equipment 9.4%
Globalwafers Co. Ltd. 155,559 4,136,531
Taiwan Semiconductor
Manufacturing Co. Ltd. 1,441,055 29,964,454
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR 176,837 20,916,280
Win Semiconductors Corp. 124,000 1,713,985
56,731,250
Technology Hardware, Storage & Peripherals 0.5%
Micro-Star International Co.
Ltd. 456,000 2,806,900
76,441,834
THAILAND 0.3%
Wireless Telecommunication Services 0.3%
Advanced Info Service PCL 201,656 1,121,806
Intouch Holdings PCL, Class
F 491,300 913,208
2,035,014
TURKEY 0.2%
Wireless Telecommunication Services 0.2%
Turkcell Iletisim Hizmetleri
A/S 660,377 1,196,742
Common Stocks
Shares Value ($)
UNITED KINGDOM 1.2%
Paper & Forest Products 0.6%
Mondi plc 138,051 3,522,138
Personal Products 0.6%
Unilever plc, ADR (a) 67,389 3,762,328
7,284,466
Total Common Stocks
(cost $430,958,783) 593,298,389
Repurchase Agreements 0.7%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
0.02%, dated 3/31/2021,
due 4/1/2021, repurchase
price $1,776,251,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 6.50%, maturing
8/25/2022 - 1/16/2061;
total market value
$1,811,774.(c) 1,776,250 1,776,250
CF Secured, LLC, 0.02%,
dated 3/31/2021, due
4/1/2021, repurchase
price $1,000,001,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 6.00%, maturing
4/22/2021 - 10/20/2069;
total market value
$1,020,001.(c) 1,000,000 1,000,000
HSBC Bank plc, 0.09%,
dated 3/31/2021, due
4/1/2021, repurchase
price $1,600,004,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 3.75%, maturing
6/3/2021 - 11/15/2050;
total market value
$1,632,657.(c) 1,600,000 1,600,000
Total Repurchase Agreements
(cost $4,376,250) 4,376,250
Total Investments
(cost $435,335,033)   — 99.5% 597,674,639
Other assets in excess of liabilities — 0.5% 3,146,701
NET ASSETS — 100.0%
$ 600,821,340
* Denotes a non-income producing security.

16 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Emerging Markets Fund
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at March
31, 2021. The total value of securities on loan at March 31,
2021 was $14,641,608, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $4,376,250 and by $10,891,133 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.88%, and maturity dates ranging from
4/6/2021 – 5/15/2050, a total value of $15,267,383.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at March 31, 2021 was
$19,895,148 which represents 3.31% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2021 was $4,376,250.
ADR American Depositary Receipt
GDR Global Depositary Receipt
PAO Public Stock Company
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

NVIT Emerging Markets Fund - March 31, 2021 (Unaudited) - Statement of Investments - 17
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Air Freight & Logistics $ – $ 2,770,168 $ – $ 2,770,168
Airlines 1,160,360 – – 1,160,360
Auto Components – 1,758,563 – 1,758,563

18 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT Emerging Markets Fund
Level 1 Level 2 Level 3 Total
Assets:
Automobiles $ – $ 2,061,386 $ – $ 2,061,386
Banks 26,384,647 35,014,723 – 61,399,370
Beverages 1,569,652 8,222,193 – 9,791,845
Biotechnology – 1,798,123 – 1,798,123
Capital Markets 2,972,684 1,502,964 – 4,475,648
Chemicals – 13,535,236 – 13,535,236
Communications Equipment – 4,482,283 – 4,482,283
Construction & Engineering – 5,930,533 – 5,930,533
Construction Materials – 4,462,441 – 4,462,441
Consumer Finance – 3,328,693 – 3,328,693
Diversified Consumer Services 5,942,676 – – 5,942,676
Diversified Financial Services – 1,406,505 – 1,406,505
Diversified Telecommunication Services 3,699,997 – – 3,699,997
Electric Utilities – 1,776,557 – 1,776,557
Electrical Equipment – 5,456,694 – 5,456,694
Electronic Equipment, Instruments &
Components 1,406,697 15,687,831 – 17,094,528
Entertainment 13,320,460 6,295,329 – 19,615,789
Equity Real Estate Investment Trusts
(REITs) 1,659,030 – – 1,659,030
Food & Staples Retailing – 3,087,429 – 3,087,429
Food Products 1,844,895 3,629,326 – 5,474,221
Gas Utilities – 5,459,942 – 5,459,942
Hotels, Restaurants & Leisure 5,882,212 9,787,063 – 15,669,275
Household Durables 561,835 2,831,025 – 3,392,860
Insurance – 19,109,871 – 19,109,871
Interactive Media & Services 6,364,129 36,218,726 – 42,582,855
Internet & Direct Marketing Retail 45,613,374 22,208,976 – 67,822,350
IT Services 10,426,256 6,371,642 – 16,797,898
Leisure Products – 666,972 – 666,972
Life Sciences Tools & Services 831,561 5,835,155 – 6,666,716
Machinery – 6,450,363 – 6,450,363
Marine – 5,091,890 – 5,091,890
Metals & Mining 18,322,425 10,819,254 – 29,141,679
Multiline Retail 2,057,705 1,270,318 – 3,328,023
Oil, Gas & Consumable Fuels 6,975,009 12,864,443 – 19,839,452
Paper & Forest Products – 3,522,138 – 3,522,138
Personal Products 3,762,328 – – 3,762,328
Real Estate Management & Development – 5,094,801 – 5,094,801
Road & Rail 1,958,310 – – 1,958,310
Semiconductors & Semiconductor
Equipment 20,916,280 62,373,348 – 83,289,628
Specialty Retail 2,433,288 – – 2,433,288
Technology Hardware, Storage &
Peripherals – 37,606,673 – 37,606,673
Textiles, Apparel & Luxury Goods – 8,614,974 – 8,614,974
Thrifts & Mortgage Finance – 5,664,725 – 5,664,725
Tobacco – 3,526,610 – 3,526,610
Transportation Infrastructure 6,474,902 – – 6,474,902
Wireless Telecommunication Services – 7,161,791 – 7,161,791
Total Common Stocks $ 192,540,712 $ 400,757,677 $ – $ 593,298,389
Repurchase Agreements – 4,376,250 – 4,376,250
Total $ 192,540,712 $ 405,133,927 $ – $ 597,674,639
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT International Equity Fund - March 31, 2021 (Unaudited) - Statement of Investments - 19
ICON
Common Stocks 98.3%
Shares Value ($)
AUSTRALIA 4.8%
Biotechnology 0.6%
CSL Ltd. 3,202 645,248
Equity Real Estate Investment Trusts (REITs) 0.8%
Goodman Group 57,444 791,352
Metals & Mining 2.7%
Fortescue Metals Group Ltd. 81,248 1,240,332
Newcrest Mining Ltd. 9,243 173,004
Regis Resources Ltd. 101,245 224,663
Rio Tinto Ltd. 4,486 379,397
Rio Tinto plc 11,598 887,269
2,904,665
Oil, Gas & Consumable Fuels 0.2%
Santos Ltd. 36,921 199,797
Specialty Retail 0.5%
Nick Scali Ltd. 14,731 111,708
Super Retail Group Ltd. 43,170 387,254
498,962
5,040,024
BELGIUM 1.1%
Insurance 0.9%
Ageas SA/NV 15,590 941,759
Media 0.2%
Telenet Group Holding NV 6,286 255,108
1,196,867
BRAZIL 2.3%
Banks 0.2%
Banco Santander Brasil SA 29,800 209,656
Beverages 0.2%
Ambev SA 72,400 196,672
Chemicals 0.7%
Yara International ASA 14,525 755,547
Diversified Telecommunication Services 0.1%
Telefonica Brasil SA 17,600 138,301
Independent Power and Renewable Electricity Producers
0.1%
Engie Brasil Energia SA 13,000 96,611
Metals & Mining 0.6%
Vale SA, ADR (a) 37,369 649,473
Specialty Retail 0.2%
Lojas Quero Quero S/A * 70,300 191,342
Water Utilities 0.2%
Cia de Saneamento de Minas
Gerais-COPASA 22,800 61,166
Cia de Saneamento do
Parana * 28,100 109,831
170,997
2,408,599
CANADA 6.5%
Auto Components 1.7%
Linamar Corp. 4,892 288,413
Magna International, Inc. 16,395 1,443,940
1,732,353
Common Stocks
Shares Value ($)
CANADA
Banks 0.1%
Canadian Western Bank 3,961 100,829
Food & Staples Retailing 0.6%
Alimentation Couche-Tard,
Inc., Class B 20,625 665,016
Insurance 0.3%
Manulife Financial Corp. 17,008 365,820
IT Services 0.5%
CGI, Inc. * 6,423 535,020
Media 0.2%
Quebecor, Inc., Class B 9,176 246,358
Multiline Retail 1.2%
Dollarama, Inc. 27,887 1,232,025
Oil, Gas & Consumable Fuels 0.2%
Tourmaline Oil Corp. 10,954 208,498
Road & Rail 1.3%
Canadian Pacific Railway
Ltd. (a) 3,450 1,317,737
Software 0.4%
Constellation Software, Inc. 311 434,326
6,837,982
CHINA 12.2%
Automobiles 0.4%
Yadea Group Holdings Ltd.
Reg. S (b) 194,000 432,927
Banks 3.3%
Agricultural Bank of China
Ltd., Class H 1,200,000 480,353
Bank of China Ltd., Class H 2,158,000 821,574
Bank of Communications Co.
Ltd., Class H 1,155,000 736,019
China Construction Bank
Corp., Class H 378,000 317,824
China Everbright Bank Co.
Ltd., Class H 394,000 172,147
China Minsheng Banking
Corp. Ltd., Class H (a) 1,486,500 863,588
3,391,505
Capital Markets 0.2%
CSC Financial Co. Ltd., Class
H Reg. S (a)(b) 192,500 253,617
Construction Materials 0.1%
China Resources Cement
Holdings Ltd. 96,000 108,019
Electronic Equipment, Instruments & Components 0.2%
Sunny Optical Technology
Group Co. Ltd. 11,200 258,626
Food Products 0.5%
China Feihe Ltd. Reg. S (b) 195,000 553,706
Gas Utilities 0.1%
ENN Energy Holdings Ltd. 8,400 134,939

20 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT International Equity Fund
Common Stocks
Shares Value ($)
CHINA
Insurance 0.3%
Ping An Insurance Group Co.
of China Ltd., Class H 28,000 334,386
Interactive Media & Services 1.5%
Baidu, Inc., ADR * 946 205,802
Tencent Holdings Ltd. 16,100 1,269,276
1,475,078
Internet & Direct Marketing Retail 0.9%
Alibaba Group Holding Ltd.,
ADR * 3,643 825,978
Vipshop Holdings Ltd., ADR * 3,540 105,704
931,682
Life Sciences Tools & Services 0.2%
Pharmaron Beijing Co. Ltd.,
Class H Reg. S (b) 12,600 239,689
Machinery 0.5%
Sinotruk Hong Kong Ltd. 173,500 520,920
Marine 0.5%
COSCO SHIPPING Holdings
Co. Ltd., Class H * 224,500 290,766
SITC International Holdings
Co. Ltd. 62,000 211,049
501,815
Oil, Gas & Consumable Fuels 1.6%
China Petroleum & Chemical
Corp., Class H 1,252,000 668,886
China Shenhua Energy Co.
Ltd., Class H 220,000 454,342
PetroChina Co. Ltd., Class H 1,140,000 412,272
1,535,500
Pharmaceuticals 0.8%
CSPC Pharmaceutical Group
Ltd. 497,200 603,211
Hansoh Pharmaceutical
Group Co. Ltd. Reg. S *(b) 44,000 211,081
814,292
Textiles, Apparel & Luxury Goods 1.1%
Bosideng International
Holdings Ltd. (a) 382,000 172,123
Li Ning Co. Ltd. 96,500 630,437
Shenzhou International Group
Holdings Ltd. 15,400 320,108
1,122,668
12,609,369
DENMARK 2.3%
Pharmaceuticals 2.3%
Novo Nordisk A/S, Class B 36,330 2,453,434
FINLAND 0.8%
Machinery 0.8%
Valmet OYJ 23,154 843,895
FRANCE 4.7%
Auto Components 0.5%
Cie Generale des
Etablissements Michelin
SCA 3,611 540,686
Faurecia SE (a) 434 23,130
563,816
Common Stocks
Shares Value ($)
FRANCE
Banks 0.5%
BNP Paribas SA * 8,986 545,990
Building Products 0.4%
Cie de Saint-Gobain 6,674 393,938
Chemicals 0.7%
Air Liquide SA 4,341 709,256
Electrical Equipment 1.7%
Schneider Electric SE 11,390 1,740,230
Hotels, Restaurants & Leisure 0.4%
La Francaise des Jeux SAEM
Reg. S (b) 8,617 391,311
Personal Products 0.5%
L'Oreal SA 1,361 521,667
4,866,208
GERMANY 6.5%
Air Freight & Logistics 1.2%
Deutsche Post AG
(Registered) 23,536 1,289,508
Auto Components 0.1%
Schaeffler AG (Preference) 11,006 97,733
Automobiles 1.3%
Daimler AG (Registered) 15,458 1,377,285
Capital Markets 0.5%
Deutsche Bank AG
(Registered) * 47,020 561,813
Insurance 2.5%
Allianz SE (Registered) 7,327 1,865,311
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen (Registered) 2,146 660,980
2,526,291
Software 0.8%
SAP SE 6,488 794,612
Specialty Retail 0.1%
Hornbach Holding AG & Co.
KGaA 1,595 155,638
6,802,880
HONG KONG 2.1%
Building Products 0.5%
Xinyi Glass Holdings Ltd. 148,000 486,440
Food Products 0.6%
WH Group Ltd. Reg. S (b) 941,500 764,497
Machinery 0.7%
Techtronic Industries Co. Ltd. 42,000 721,987
Real Estate Management & Development 0.3%
Sun Hung Kai Properties Ltd. 17,500 265,459
2,238,383
HUNGARY 0.2%
Pharmaceuticals 0.2%
Richter Gedeon Nyrt. 5,601 165,332

NVIT International Equity Fund - March 31, 2021 (Unaudited) - Statement of Investments - 21
Common Stocks
Shares Value ($)
INDIA 3.4%
Automobiles 0.1%
Tata Motors Ltd., ADR *(a) 6,700 139,293
Banks 0.4%
HDFC Bank Ltd., ADR * 3,185 247,443
State Bank of India, GDR
Reg. S *(a) 3,438 170,498
417,941
IT Services 2.9%
Infosys Ltd., ADR 105,224 1,969,793
Tata Consultancy Services
Ltd. 10,864 472,862
Wipro Ltd., ADR 81,161 514,561
2,957,216
3,514,450
INDONESIA 0.4%
Metals & Mining 0.3%
Vale Indonesia Tbk. PT * 836,800 253,353
Tobacco 0.1%
Gudang Garam Tbk. PT * 52,800 131,606
384,959
IRELAND 0.1%
Life Sciences Tools & Services 0.1%
ICON plc * 492 96,614
ISRAEL 0.2%
Diversified Financial Services 0.2%
Plus500 Ltd. 11,464 221,249
ITALY 1.4%
Banks 0.3%
Banco BPM SpA * 105,489 302,369
Construction Materials 0.8%
Buzzi Unicem SpA 32,255 841,400
Electronic Equipment, Instruments & Components 0.1%
Esprinet SpA * 8,657 109,216
IT Services 0.2%
Reply SpA 1,330 168,240
1,421,225
JAPAN 14.9%
Banks 1.1%
77 Bank Ltd. (The) (a) 7,900 111,244
Japan Post Bank Co. Ltd. (a) 61,200 587,396
Nishi-Nippon Financial
Holdings, Inc. 12,500 89,671
Sumitomo Mitsui Trust
Holdings, Inc. (a) 6,800 236,702
1,025,013
Building Products 0.8%
Daikin Industries Ltd. 4,100 830,159
Capital Markets 0.1%
Nomura Holdings, Inc. 27,700 146,426
Chemicals 1.3%
Nitto Denko Corp. (a) 6,900 592,384
Shin-Etsu Chemical Co. Ltd. 4,200 709,656
1,302,040
Common Stocks
Shares Value ($)
JAPAN
Commercial Services & Supplies 0.4%
Dai Nippon Printing Co. Ltd.
(a) 19,700 414,772
Construction Materials 0.1%
Taiheiyo Cement Corp. (a) 5,000 131,908
Consumer Finance 0.1%
Credit Saison Co. Ltd. (a) 8,200 98,088
Diversified Financial Services 1.0%
ORIX Corp. 60,000 1,015,995
Electric Utilities 0.7%
Hokkaido Electric Power Co.,
Inc. (a) 34,100 155,991
Okinawa Electric Power Co.,
Inc. (The) (a) 6,000 84,235
Tohoku Electric Power Co.,
Inc. 49,700 470,585
710,811
Electrical Equipment 0.1%
Mitsubishi Electric Corp. 8,700 133,261
Entertainment 1.5%
Nintendo Co. Ltd. 2,700 1,511,317
Food & Staples Retailing 0.3%
Seven & i Holdings Co. Ltd. 7,600 307,133
Food Products 0.2%
Ajinomoto Co., Inc. 5,200 106,658
NH Foods Ltd. (a) 2,200 94,543
201,201
Gas Utilities 0.3%
Osaka Gas Co. Ltd. 18,200 355,841
Health Care Equipment & Supplies 0.1%
Hoya Corp. 1,100 129,559
Hotels, Restaurants & Leisure 0.2%
McDonald's Holdings Co.
Japan Ltd. 4,000 184,361
Independent Power and Renewable Electricity Producers
0.4%
Electric Power Development
Co. Ltd. (a) 24,500 428,927
Insurance 0.8%
Dai-ichi Life Holdings, Inc. 49,300 853,215
Leisure Products 0.1%
Yamaha Corp. 1,900 103,438
Machinery 0.8%
Amada Co. Ltd. 47,500 532,608
Makita Corp. 6,400 274,781
807,389
Media 0.1%
SKY Perfect JSAT Holdings,
Inc. 33,600 149,555
Personal Products 0.2%
Kao Corp. 2,700 178,864

22 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT International Equity Fund
Common Stocks
Shares Value ($)
JAPAN
Pharmaceuticals 0.1%
Chugai Pharmaceutical Co.
Ltd. 3,200 130,232
Real Estate Management & Development 0.8%
Daito Trust Construction Co.
Ltd. 4,800 558,409
Sumitomo Realty &
Development Co. Ltd. (a) 7,300 258,898
817,307
Semiconductors & Semiconductor Equipment 0.9%
Tokyo Electron Ltd. 2,300 984,741
Specialty Retail 0.5%
DCM Holdings Co. Ltd. 35,400 370,610
EDION Corp. 15,500 173,734
544,344
Tobacco 0.2%
Japan Tobacco, Inc. 11,800 226,912
Wireless Telecommunication Services 1.7%
SoftBank Corp. (a) 131,000 1,704,851
15,427,660
KYRGYZSTAN 0.3%
Metals & Mining 0.3%
Centerra Gold, Inc. 32,539 287,924
MALAYSIA 0.3%
Health Care Equipment & Supplies 0.3%
Hartalega Holdings Bhd. 147,500 317,209
MALTA 0.4%
Hotels, Restaurants & Leisure 0.4%
Kindred Group plc, SDR 23,679 416,244
MEXICO 0.2%
Metals & Mining 0.2%
Ternium SA, ADR * 6,478 251,606
NETHERLANDS 2.7%
Equity Real Estate Investment Trusts (REITs) 0.2%
Eurocommercial Properties
NV, CVA 7,682 169,697
Food & Staples Retailing 0.1%
Koninklijke Ahold Delhaize
NV 4,446 123,839
Insurance 0.7%
NN Group NV 15,814 772,338
Oil, Gas & Consumable Fuels 1.0%
Royal Dutch Shell plc, Class
A 49,822 969,928
Professional Services 0.2%
Randstad NV 3,114 219,084
Semiconductors & Semiconductor Equipment 0.5%
ASM International NV 1,067 312,221
ASML Holding NV 427 260,444
572,665
2,827,551
Common Stocks
Shares Value ($)
NEW ZEALAND 0.4%
Health Care Equipment & Supplies 0.4%
Fisher & Paykel Healthcare
Corp. Ltd. 20,521 460,776
NORWAY 0.2%
Banks 0.2%
DNB ASA 10,709 227,997
POLAND 0.3%
Oil, Gas & Consumable Fuels 0.3%
Polskie Gornictwo Naftowe i
Gazownictwo SA 206,458 314,240
RUSSIA 0.9%
Oil, Gas & Consumable Fuels 0.9%
Lukoil PJSC, ADR 3,512 283,734
Lukoil PJSC, ADR 2,564 207,408
Rosneft Oil Co. PJSC, GDR
Reg. S 44,907 339,247
Transneft PJSC (Preference) 56 108,526
938,915
SAUDI ARABIA 0.6%
Health Care Providers & Services 0.6%
Dr Sulaiman Al Habib Medical
Services Group Co. 15,465 511,400
Mouwasat Medical Services
Co. 2,693 112,756
624,156
SINGAPORE 0.8%
Banks 0.5%
DBS Group Holdings Ltd. 8,600 185,519
Oversea-Chinese Banking
Corp. Ltd. 39,300 344,098
529,617
Real Estate Management & Development 0.1%
UOL Group Ltd. 23,500 138,269
Semiconductors & Semiconductor Equipment 0.2%
AEM Holdings Ltd. 69,800 215,563
883,449
SOUTH AFRICA 1.1%
Metals & Mining 0.6%
African Rainbow Minerals Ltd. 11,549 218,299
Anglo American Platinum Ltd. 1,025 150,206
Kumba Iron Ore Ltd. 3,267 134,641
Sibanye Stillwater Ltd. 42,705 189,962
693,108
Wireless Telecommunication Services 0.5%
Vodacom Group Ltd. 55,806 477,429
1,170,537
SOUTH KOREA 4.5%
Banks 1.1%
Hana Financial Group, Inc. 31,138 1,174,811
Electric Utilities 0.2%
Korea Electric Power Corp. 12,327 252,903
Technology Hardware, Storage & Peripherals 3.2%
Samsung Electronics Co. Ltd. 45,373 3,277,342
4,705,056

NVIT International Equity Fund - March 31, 2021 (Unaudited) - Statement of Investments - 23
Common Stocks
Shares Value ($)
SPAIN 2.0%
Electric Utilities 0.5%
Iberdrola SA 41,928 540,558
Hotels, Restaurants & Leisure 0.1%
Melia Hotels International
SA * 9,423 70,028
Specialty Retail 1.4%
Industria de Diseno Textil SA 44,902 1,480,107
2,090,693
SWEDEN 2.0%
Hotels, Restaurants & Leisure 0.9%
Evolution Gaming Group AB
Reg. S (b) 6,071 894,235
Household Durables 1.0%
Husqvarna AB, Class B 76,514 1,100,602
Software 0.1%
Fortnox AB 2,172 96,765
2,091,602
SWITZERLAND 4.1%
Building Products 0.5%
Geberit AG (Registered) 801 509,821
Capital Markets 0.7%
Credit Suisse Group AG
(Registered) 39,300 414,919
Partners Group Holding AG 254 324,551
739,470
Pharmaceuticals 2.9%
Novartis AG (Registered) 8,521 727,888
Roche Holding AG 7,190 2,324,093
3,051,981
4,301,272
TAIWAN 4.5%
Electronic Equipment, Instruments & Components 0.9%
Delta Electronics, Inc. 93,000 947,518
Marine 0.1%
Yang Ming Marine Transport
Corp. * 89,000 118,793
Semiconductors & Semiconductor Equipment 3.3%
Novatek Microelectronics
Corp. 12,000 244,514
Taiwan Semiconductor
Manufacturing Co. Ltd. 152,000 3,160,599
3,405,113
Technology Hardware, Storage & Peripherals 0.1%
Micro-Star International Co.
Ltd. 24,000 147,732
Textiles, Apparel & Luxury Goods 0.1%
Feng TAY Enterprise Co. Ltd. 15,720 107,547
4,726,703
THAILAND 0.4%
Electronic Equipment, Instruments & Components 0.2%
Hana Microelectronics PCL 118,700 210,554
Common Stocks
Shares Value ($)
THAILAND
Oil, Gas & Consumable Fuels 0.2%
PTT Exploration & Production
PCL 64,700 235,890
446,444
TURKEY 0.2%
Food & Staples Retailing 0.1%
BIM Birlesik Magazalar A/S 10,272 88,106
Wireless Telecommunication Services 0.1%
Turkcell Iletisim Hizmetleri
A/S 75,828 137,416
225,522
UNITED KINGDOM 8.1%
Banks 2.5%
Barclays plc 519,256 1,331,449
Natwest Group plc 239,102 647,051
Standard Chartered plc 90,822 624,903
2,603,403
Capital Markets 0.2%
Standard Life Aberdeen plc 52,889 211,118
Diversified Telecommunication Services 0.9%
BT Group plc * 451,042 962,792
Food Products 0.7%
Tate & Lyle plc 65,822 696,261
Household Durables 0.1%
Redrow plc 13,617 117,917
Leisure Products 0.4%
Games Workshop Group plc 2,668 366,504
Media 0.1%
ITV plc * 91,508 151,556
Personal Products 0.7%
Unilever plc 12,406 692,194
Pharmaceuticals 0.2%
GlaxoSmithKline plc 13,005 230,841
Professional Services 0.3%
RELX plc 10,907 273,622
Tobacco 1.2%
Imperial Brands plc 62,530 1,286,470
Wireless Telecommunication Services 0.8%
Vodafone Group plc 475,975 866,175
8,458,853
UNITED STATES 0.4%
Automobiles 0.4%
Stellantis NV 25,537 451,557
Total Common Stocks
(cost $81,505,571) 102,747,436

24 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT International Equity Fund
Repurchase Agreements 2.4%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
0.02%, dated 3/31/2021,
due 4/1/2021, repurchase
price $1,020,961,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 6.50%, maturing
8/25/2022 - 1/16/2061;
total market value
$1,041,380.(c) 1,020,960 1,020,960
HSBC Bank plc, 0.09%,
dated 3/31/2021, due
4/1/2021, repurchase
price $1,200,003,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 3.75%, maturing
6/3/2021 - 11/15/2050;
total market value
$1,224,493.(c) 1,200,000 1,200,000
MetLife, Inc., 0.03%, dated
3/31/2021, due 4/1/2021,
repurchase price
$300,001, collateralized
by U.S. Government
Treasury Securities,
0.00%, maturing
8/15/2027 - 11/15/2050;
total market value
$306,123.(c) 300,000 300,000
Total Repurchase Agreements
(cost $2,520,960) 2,520,960
Total Investments
(cost $84,026,531)   — 100.7% 105,268,396
Liabilities in excess of other assets
— (0.7)% (742,475)
NET ASSETS — 100.0%
$ 104,525,921
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan at March
31, 2021. The total value of securities on loan at March 31,
2021 was $7,000,221, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $2,520,960 and by $4,849,647 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.88%, and maturity dates ranging from
4/6/2021 – 2/15/2051, a total value of $7,370,607.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at March 31, 2021 was
$3,741,063 which represents 3.58% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2021 was $2,520,960.
ADR American Depositary Receipt
CVA Dutch Certification
GDR Global Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
SDR Swedish Depository Receipt

NVIT International Equity Fund - March 31, 2021 (Unaudited) - Statement of Investments - 25
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

26 - Statement of Investments - March 31, 2021 (Unaudited) - NVIT International Equity Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Air Freight & Logistics $ – $ 1,289,508 $ – $ 1,289,508
Auto Components 1,732,353 661,549 – 2,393,902
Automobiles 139,293 2,261,769 – 2,401,062
Banks 557,928 9,971,203 – 10,529,131
Beverages 196,672 – – 196,672
Biotechnology – 645,248 – 645,248
Building Products – 2,220,358 – 2,220,358
Capital Markets – 1,912,444 – 1,912,444
Chemicals – 2,766,843 – 2,766,843
Commercial Services & Supplies – 414,772 – 414,772
Construction Materials – 1,081,327 – 1,081,327
Consumer Finance – 98,088 – 98,088
Diversified Financial Services – 1,237,244 – 1,237,244
Diversified Telecommunication Services 138,301 962,792 – 1,101,093
Electric Utilities – 1,504,272 – 1,504,272
Electrical Equipment – 1,873,491 – 1,873,491
Electronic Equipment, Instruments &
Components – 1,525,914 – 1,525,914
Entertainment – 1,511,317 – 1,511,317
Equity Real Estate Investment Trusts
(REITs) – 961,049 – 961,049
Food & Staples Retailing 665,016 519,078 – 1,184,094
Food Products – 2,215,665 – 2,215,665
Gas Utilities – 490,780 – 490,780
Health Care Equipment & Supplies – 907,544 – 907,544
Health Care Providers & Services – 624,156 – 624,156
Hotels, Restaurants & Leisure – 1,956,179 – 1,956,179
Household Durables – 1,218,519 – 1,218,519
Independent Power and Renewable
Electricity Producers 96,611 428,927 – 525,538
Insurance 365,820 5,427,989 – 5,793,809
Interactive Media & Services 205,802 1,269,276 – 1,475,078
Internet & Direct Marketing Retail 931,682 – – 931,682
IT Services 3,019,374 641,102 – 3,660,476
Leisure Products – 469,942 – 469,942
Life Sciences Tools & Services 96,614 239,689 – 336,303
Machinery – 2,894,191 – 2,894,191
Marine – 620,608 – 620,608
Media 246,358 556,219 – 802,577
Metals & Mining 1,189,003 3,851,126 – 5,040,129
Multiline Retail 1,232,025 – – 1,232,025
Oil, Gas & Consumable Fuels 492,232 3,910,536 – 4,402,768
Personal Products – 1,392,725 – 1,392,725
Pharmaceuticals – 6,846,112 – 6,846,112
Professional Services – 492,706 – 492,706
Real Estate Management & Development – 1,221,035 – 1,221,035
Road & Rail 1,317,737 – – 1,317,737
Semiconductors & Semiconductor
Equipment – 5,178,082 – 5,178,082
Software 434,326 891,377 – 1,325,703
Specialty Retail 191,342 2,679,051 – 2,870,393
Technology Hardware, Storage &
Peripherals – 3,425,074 – 3,425,074
Textiles, Apparel & Luxury Goods – 1,230,215 – 1,230,215
Tobacco – 1,644,988 – 1,644,988
Water Utilities 170,997 – – 170,997

NVIT International Equity Fund - March 31, 2021 (Unaudited) - Statement of Investments - 27
Level 1 Level 2 Level 3 Total
Assets:
Wireless Telecommunication Services $ – $ 3,185,871 $ – $ 3,185,871
Total Common Stocks $ 13,419,486 $ 89,327,950 $ – $ 102,747,436
Repurchase Agreements – 2,520,960 – 2,520,960
Total $ 13,419,486 $ 91,848,910 $ – $ 105,268,396
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.